UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 and the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “second companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission and the Registrant’s first companion submission and in the immediately following companion submissions (the “third companion submission”, “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

•	PIMCO All Asset Fund Class A

•	PIMCO All Asset Fund Administrative Class

•	PIMCO All Asset Fund Class C

•	PIMCO All Asset Fund Institutional Class

•	PIMCO All Asset Fund I-2

•	PIMCO All Asset Fund Class R

•	PIMCO All Asset Fund I-3

•	PIMCO All Asset All Authority Fund Class A

•	PIMCO All Asset All Authority Fund Class C

•	PIMCO All Asset All Authority Fund Institutional Class

•	PIMCO All Asset All Authority Fund I-2

•	PIMCO All Asset All Authority Fund I-3

•	PIMCO Global Core Asset Allocation Fund Class A

•	PIMCO Global Core Asset Allocation Fund Class C

•	PIMCO Global Core Asset Allocation Fund Institutional Class

•	PIMCO Global Core Asset Allocation Fund I-2

•	PIMCO California Intermediate Municipal Bond Fund Class A

•	PIMCO California Intermediate Municipal Bond Fund Class C

•	PIMCO California Intermediate Municipal Bond Fund Institutional Class

•	PIMCO California Intermediate Municipal Bond Fund I-2

•	PIMCO California Municipal Bond Fund Class A

•	PIMCO California Municipal Bond Fund Class C

•	PIMCO California Municipal Bond Fund Institutional Class

•	PIMCO California Municipal Bond Fund I-2

•	PIMCO California Short Duration Municipal Income Fund Class A

•	PIMCO California Short Duration Municipal Income Fund Institutional Class

•	PIMCO California Short Duration Municipal Income Fund I-2

•	PIMCO High Yield Municipal Bond Fund Class A

•	PIMCO High Yield Municipal Bond Fund Class C

•	PIMCO High Yield Municipal Bond Fund Institutional Class

•	PIMCO High Yield Municipal Bond Fund I-2

•	PIMCO High Yield Municipal Bond Fund I-3

•	PIMCO Municipal Bond Fund Class A

•	PIMCO Municipal Bond Fund Class C

•	PIMCO Municipal Bond Fund Institutional Class

•	PIMCO Municipal Bond Fund I-2

•	PIMCO Municipal Bond Fund I-3

•	PIMCO National Intermediate Municipal Bond Fund Class A

•	PIMCO National Intermediate Municipal Bond Fund Class C

•	PIMCO National Intermediate Municipal Bond Fund Institutional Class

•	PIMCO National Intermediate Municipal Bond Fund I-2

•	PIMCO New York Municipal Bond Fund Class A

•	PIMCO New York Municipal Bond Fund Class C

•	PIMCO New York Municipal Bond Fund Institutional Class

•	PIMCO New York Municipal Bond Fund I-2

•	PIMCO New York Municipal Bond Fund I-3

•	PIMCO Short Duration Municipal Income Fund Class A

•	PIMCO Short Duration Municipal Income Fund Class C

•	PIMCO Short Duration Municipal Income Fund Institutional Class

•	PIMCO Short Duration Municipal Income Fund I-2

•	PIMCO Short Duration Municipal Income Fund Class C-2

•	PIMCO Short Duration Municipal Income Fund I-3

•	PIMCO California Municipal Opportunistic Value Fund Institutional Class

•	PIMCO National Municipal Opportunistic Value Fund Institutional Class

•	PIMCO Emerging Markets Bond Fund Class A

•	PIMCO Emerging Markets Bond Fund Class C

•	PIMCO Emerging Markets Bond Fund Institutional Class

•	PIMCO Emerging Markets Bond Fund I-2

•	PIMCO Emerging Markets Bond Fund I-3

•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

•	PIMCO Emerging Markets Local Currency and Bond Fund Class A

•	PIMCO Emerging Markets Local Currency and Bond Fund Class C

•	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

•	PIMCO Emerging Markets Local Currency and Bond Fund I-2

•	PIMCO Emerging Markets Local Currency and Bond Fund I-3

•	PIMCO Global Advantage® Strategy Bond Fund Class A

•	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

•	PIMCO International Bond Fund (Unhedged) Class A

•	PIMCO International Bond Fund (Unhedged) Administrative Class

•	PIMCO International Bond Fund (Unhedged) Class C

•	PIMCO International Bond Fund (Unhedged) Institutional Class

•	PIMCO International Bond Fund (Unhedged) I-2

•	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

•	PIMCO RAE Fundamental Advantage PLUS Fund Class A

•	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

•	PIMCO RAE PLUS EMG Fund Institutional Class

•	PIMCO RAE PLUS EMG Fund I-2

•	PIMCO RAE PLUS EMG Fund Class A

•	PIMCO RAE PLUS EMG Fund Class C

•	PIMCO RAE PLUS Fund Class A

•	PIMCO RAE PLUS Fund Class C

•	PIMCO RAE PLUS Fund Institutional Class

•	PIMCO RAE PLUS Fund I-2

•	PIMCO RAE PLUS Fund I-3

•	PIMCO RAE PLUS International Fund Institutional Class

•	PIMCO RAE PLUS International Fund Class A

•	PIMCO RAE PLUS International Fund I-2

•	PIMCO RAE PLUS Small Fund Institutional Class

•	PIMCO RAE PLUS Small Fund Class A

•	PIMCO RAE PLUS Small Fund Class C

•	PIMCO RAE PLUS Small Fund I-2

•	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

•	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

•	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

•	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

•	PIMCO StocksPLUS® Absolute Return Fund Class A

•	PIMCO StocksPLUS® Absolute Return Fund Class C

•	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

•	PIMCO StocksPLUS® Absolute Return Fund I-2

•	PIMCO StocksPLUS® Absolute Return Fund I-3

•	PIMCO StocksPLUS® Fund Class A

•	PIMCO StocksPLUS® Fund Class C

•	PIMCO StocksPLUS® Fund Institutional Class

•	PIMCO StocksPLUS® Fund I-2

•	PIMCO StocksPLUS® Fund Class R

•	PIMCO StocksPLUS® Fund I-3

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

•	PIMCO StocksPLUS® International Fund (Unhedged) Class A

•	PIMCO StocksPLUS® International Fund (Unhedged) Class C

•	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

•	PIMCO StocksPLUS® International Fund (Unhedged) I-2

•	PIMCO StocksPLUS® International Fund (Unhedged) I-3

•	PIMCO StocksPLUS® Long Duration Fund Institutional Class

•	PIMCO StocksPLUS® Short Fund Class A

•	PIMCO StocksPLUS® Short Fund Class C

•	PIMCO StocksPLUS® Short Fund Institutional Class

•	PIMCO StocksPLUS® Short Fund I-2

•	PIMCO StocksPLUS® Short Fund I-3

•	PIMCO StocksPLUS® Small Fund Class A

•	PIMCO StocksPLUS® Small Fund Class C

•	PIMCO StocksPLUS® Small Fund Institutional Class

•	PIMCO StocksPLUS® Small Fund I-2

•	PIMCO StocksPLUS® Small Fund I-3

Filed under this submission (the second companion submission) on Form N-CSR:

•	PIMCO Climate Bond Fund Class A

•	PIMCO Climate Bond Fund Class C

•	PIMCO Climate Bond Fund Institutional Class

•	PIMCO Climate Bond Fund I-2

•	PIMCO Climate Bond Fund I-3

•	PIMCO Dynamic Bond Fund Class A

•	PIMCO Dynamic Bond Fund Class C

•	PIMCO Dynamic Bond Fund Institutional Class

•	PIMCO Dynamic Bond Fund I-2

•	PIMCO Dynamic Bond Fund Class R

•	PIMCO Dynamic Bond Fund I-3

•	PIMCO Extended Duration Fund Institutional Class

•	PIMCO Extended Duration Fund I-2

•	PIMCO GNMA and Government Securities Fund Class A

•	PIMCO GNMA and Government Securities Fund Class C

•	PIMCO GNMA and Government Securities Fund Institutional Class

•	PIMCO GNMA and Government Securities Fund I-2

•	PIMCO GNMA and Government Securities Fund I-3

•	PIMCO Investment Grade Credit Bond Fund Class A

•	PIMCO Investment Grade Credit Bond Fund Administrative Class

•	PIMCO Investment Grade Credit Bond Fund Class C

•	PIMCO Investment Grade Credit Bond Fund Institutional Class

•	PIMCO Investment Grade Credit Bond Fund I-2

•	PIMCO Investment Grade Credit Bond Fund I-3

•	PIMCO Long Duration Total Return Fund Institutional Class

•	PIMCO Long Duration Total Return Fund I-2

•	PIMCO Long Duration Total Return Fund Class A

•	PIMCO Long Duration Total Return Fund Class C

•	PIMCO Long-Term U.S. Government Fund Class A

•	PIMCO Long-Term U.S. Government Fund Class C

•	PIMCO Long-Term U.S. Government Fund Institutional Class

•	PIMCO Long-Term U.S. Government Fund I-2

•	PIMCO Low Duration Opportunities Fund Class A

•	PIMCO Low Duration Opportunities Fund Class C

•	PIMCO Low Duration Opportunities Fund Institutional Class

•	PIMCO Low Duration Opportunities Fund I-2

•	PIMCO Moderate Duration Fund Institutional Class

•	PIMCO Moderate Duration Fund I-2

•	PIMCO Mortgage Opportunities and Bond Fund I-3

•	PIMCO Mortgage Opportunities and Bond Fund Class A

•	PIMCO Mortgage Opportunities and Bond Fund Class C

•	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

•	PIMCO Mortgage Opportunities and Bond Fund I-2

•	PIMCO Total Return ESG Fund Administrative Class

•	PIMCO Total Return ESG Fund Institutional Class

•	PIMCO Total Return ESG Fund I-2

•	PIMCO Total Return ESG Fund Class A

•	PIMCO Total Return ESG Fund Class C

•	PIMCO Total Return ESG Fund I-3

•	PIMCO Total Return Fund II Institutional Class

•	PIMCO Total Return Fund II I-2

•	PIMCO Total Return Fund IV Class A

•	PIMCO Total Return Fund IV Institutional Class

•	PIMCO Total Return Fund V Institutional Class

•	PIMCO Total Return Fund V Class A

To be filed under the immediately following third companion submission on Form N-CSR:

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

•	PIMCO ABS and Short-Term Investments Portfolio

•	PIMCO EM Bond and Short-Term Investments Portfolio

•	PIMCO High Yield and Short-Term Investments Portfolio

•	PIMCO Investment Grade Credit Bond Portfolio

•	PIMCO Long Duration Credit Bond Portfolio

•	PIMCO Low Duration Portfolio

•	PIMCO Moderate Duration Portfolio

•	PIMCO Mortgage and Short-Term Investments Portfolio

•	PIMCO Municipal Portfolio

•	PIMCO Real Return Portfolio

•	PIMCO Sector Fund Series – AM

•	PIMCO Sector Fund Series – H

•	PIMCO Sector Fund Series – I

•	PIMCO Short-Term Portfolio

•	PIMCO Short-Term Floating NAV Portfolio II

•	PIMCO U.S. Government and Short-Term Investments Portfolio

•	PIMCO International Portfolio

•	PIMCO Short Asset Portfolio

•	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

•	PIMCO All Asset: Multi-RAE PLUS Fund

•	PIMCO All Asset: Multi-Real Fund

•	PIMCO All Authority: Multi-RAE PLUS Fund

•	PIMCO Income Fund Class A

•	PIMCO Income Fund Administrative Class

•	PIMCO Income Fund Class C

•	PIMCO Income Fund Institutional Class

•	PIMCO Income Fund I-2

•	PIMCO Income Fund Class R

•	PIMCO Income Fund I-3

•	PIMCO Total Return Fund Class A

•	PIMCO Total Return Fund Administrative Class

•	PIMCO Total Return Fund Class C

•	PIMCO Total Return Fund Institutional Class

•	PIMCO Total Return Fund I-2

•	PIMCO Total Return Fund Class R

•	PIMCO Total Return Fund I-3

•	PIMCO Credit Opportunities Bond Fund Class A

•	PIMCO Credit Opportunities Bond Fund Class C

•	PIMCO Credit Opportunities Bond Fund Institutional Class

•	PIMCO Credit Opportunities Bond Fund I-2

•	PIMCO Diversified Income Fund Class A

•	PIMCO Diversified Income Fund Administrative Class

•	PIMCO Diversified Income Fund Class C

•	PIMCO Diversified Income Fund Institutional Class

•	PIMCO Diversified Income Fund I-2

•	PIMCO Diversified Income Fund I-3

•	PIMCO ESG Income Fund Class A

•	PIMCO ESG Income Fund Class C

•	PIMCO ESG Income Fund Institutional Class

•	PIMCO ESG Income Fund I-2

•	PIMCO ESG Income Fund I-3

•	PIMCO High Yield Fund Class A

•	PIMCO High Yield Fund Administrative Class

•	PIMCO High Yield Fund Class C

•	PIMCO High Yield Fund Institutional Class

•	PIMCO High Yield Fund I-2

•	PIMCO High Yield Fund Class R

•	PIMCO High Yield Fund I-3

•	PIMCO High Yield Spectrum Fund Class A

•	PIMCO High Yield Spectrum Fund Class C

•	PIMCO High Yield Spectrum Fund Institutional Class

•	PIMCO High Yield Spectrum Fund I-2

•	PIMCO High Yield Spectrum Fund I-3

•	PIMCO Long-Term Credit Bond Fund Institutional Class

•	PIMCO Long-Term Credit Bond Fund I-2

•	PIMCO Low Duration Credit Fund Class A

•	PIMCO Low Duration Credit Fund Class C

•	PIMCO Low Duration Credit Fund Institutional Class

•	PIMCO Low Duration Credit Fund I-2

•	PIMCO Low Duration Income Fund Class A

•	PIMCO Low Duration Income Fund Class C

•	PIMCO Low Duration Income Fund Institutional Class

•	PIMCO Low Duration Income Fund I-2

•	PIMCO Low Duration Income Fund I-3

•	PIMCO Low Duration Income Fund Class C-2

•	PIMCO Preferred and Capital Securities Fund Class A

•	PIMCO Preferred and Capital Securities Fund Class C

•	PIMCO Preferred and Capital Securities Fund I-2

•	PIMCO Preferred and Capital Securities Fund Institutional Class

•	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

•	PIMCO Government Money Market Fund Class A

•	PIMCO Government Money Market Fund Class C

•	PIMCO Government Money Market Fund Class M

•	PIMCO Government Money Market Fund I-2

•	PIMCO Government Money Market Fund Institutional Class

•	PIMCO Government Money Market Fund Administrative Class

•	PIMCO Low Duration Fund Class A

•	PIMCO Low Duration Fund Administrative Class

•	PIMCO Low Duration Fund Class C

•	PIMCO Low Duration Fund Institutional Class

•	PIMCO Low Duration Fund I-2

•	PIMCO Low Duration Fund Class R

•	PIMCO Low Duration Fund I-3

•	PIMCO Low Duration Fund Class C-2

•	PIMCO Low Duration Fund II Administrative Class

•	PIMCO Low Duration Fund II Institutional Class

•	PIMCO Low Duration ESG Fund Institutional Class

•	PIMCO Low Duration ESG Fund I-2

•	PIMCO Short Asset Investment Fund Class A

•	PIMCO Short Asset Investment Fund Administrative Class

•	PIMCO Short Asset Investment Fund Institutional Class

•	PIMCO Short Asset Investment Fund I-2

•	PIMCO Short Asset Investment Fund Class M

•	PIMCO Short Asset Investment Fund I-3

•	PIMCO Short-Term Fund Class A

•	PIMCO Short-Term Fund Administrative Class

•	PIMCO Short-Term Fund Class C

•	PIMCO Short-Term Fund Institutional Class

•	PIMCO Short-Term Fund I-2

•	PIMCO Short-Term Fund Class R

•	PIMCO Short-Term Fund I-3

•	PIMCO CommoditiesPLUS® Strategy Fund Class A

•	PIMCO CommoditiesPLUS® Strategy Fund Class C

•	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

•	PIMCO CommoditiesPLUS® Strategy Fund I-2

•	PIMCO CommoditiesPLUS® Strategy Fund I-3

•	PIMCO CommodityRealReturnStrategy Fund® Class A

•	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

•	PIMCO CommodityRealReturnStrategy Fund® Class C

•	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

•	PIMCO CommodityRealReturnStrategy Fund® I-2

•	PIMCO CommodityRealReturnStrategy Fund® Class R

•	PIMCO CommodityRealReturnStrategy Fund® I-3

•	PIMCO Inflation Response Multi-Asset Fund Class A

•	PIMCO Inflation Response Multi-Asset Fund Institutional Class

•	PIMCO Inflation Response Multi-Asset Fund I-2

•	PIMCO Inflation Response Multi-Asset Fund I-3

•	PIMCO Long-Term Real Return Fund Institutional Class

•	PIMCO Long-Term Real Return Fund I-2

•	PIMCO Real Return Fund Class A

•	PIMCO Real Return Fund Administrative Class

•	PIMCO Real Return Fund Class C

•	PIMCO Real Return Fund Institutional Class

•	PIMCO Real Return Fund I-2

•	PIMCO Real Return Fund Class R

•	PIMCO Real Return Fund I-3

•	PIMCO RealEstateRealReturn Strategy Fund Class A

•	PIMCO RealEstateRealReturn Strategy Fund Class C

•	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

•	PIMCO RealEstateRealReturn Strategy Fund I-2

•	PIMCO RealEstateRealReturn Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund Class C

•	PIMCO TRENDS Managed Futures Strategy Fund Class A

•	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

•	PIMCO TRENDS Managed Futures Strategy Fund I-2

(b)	Not applicable to the open-end investment companies.

Class A: PCEBX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$9,775	$10,000	$10,000
12/31/19	$9,782	$9,999	$9,965
1/31/20	$9,990	$10,179	$10,200
2/29/20	$10,060	$10,304	$10,311
3/31/20	$9,296	$10,143	$9,905
4/30/20	$9,642	$10,308	$10,150
5/31/20	$9,821	$10,337	$10,175
6/30/20	$10,040	$10,388	$10,304
7/31/20	$10,175	$10,502	$10,453
8/31/20	$10,161	$10,426	$10,395
9/30/20	$10,177	$10,464	$10,481
10/31/20	$10,185	$10,465	$10,539
11/30/20	$10,341	$10,524	$10,601
12/31/20	$10,403	$10,557	$10,630
1/31/21	$10,391	$10,500	$10,583
2/28/21	$10,300	$10,337	$10,390
3/31/21	$10,229	$10,296	$10,364
4/30/21	$10,307	$10,323	$10,343
5/31/21	$10,345	$10,346	$10,348
6/30/21	$10,384	$10,396	$10,404
7/31/21	$10,475	$10,526	$10,587
8/31/21	$10,487	$10,505	$10,545
9/30/21	$10,428	$10,405	$10,420
10/31/21	$10,348	$10,378	$10,364
11/30/21	$10,319	$10,452	$10,486
12/31/21	$10,346	$10,410	$10,386
1/31/22	$10,134	$10,246	$10,204
2/28/22	$9,954	$10,110	$9,961
3/31/22	$9,753	$9,892	$9,709
4/30/22	$9,463	$9,626	$9,359
5/31/22	$9,415	$9,613	$9,241
6/30/22	$9,173	$9,467	$8,987
7/31/22	$9,474	$9,708	$9,398
8/31/22	$9,171	$9,455	$8,960
9/30/22	$8,798	$9,151	$8,587
10/31/22	$8,773	$9,120	$8,579
11/30/22	$9,079	$9,352	$8,883
12/31/22	$9,010	$9,242	$8,620
1/31/23	$9,296	$9,455	$8,871
2/28/23	$9,132	$9,304	$8,690
3/31/23	$9,262	$9,510	$8,874
4/30/23	$9,334	$9,559	$8,913
5/31/23	$9,279	$9,522	$8,910
6/30/23	$9,227	$9,516	$8,902
7/31/23	$9,303	$9,519	$8,939
8/31/23	$9,294	$9,507	$8,954
9/30/23	$9,164	$9,343	$8,791
10/31/23	$9,122	$9,277	$8,791
11/30/23	$9,453	$9,596	$9,093
12/31/23	$9,765	$9,902	$9,443
1/31/24	$9,789	$9,883	$9,410
2/29/24	$9,692	$9,815	$9,325
3/31/24	$9,787	$9,904	$9,446
4/30/24	$9,622	$9,744	$9,309
5/31/24	$9,729	$9,830	$9,357
6/30/24	$9,799	$9,916	$9,410
7/31/24	$10,007	$10,107	$9,614
8/31/24	$10,105	$10,218	$9,684
9/30/24	$10,222	$10,337	$9,805
10/31/24	$10,068	$10,197	$9,723
11/30/24	$10,187	$10,318	$9,904
12/31/24	$10,097	$10,239	$9,805
1/31/25	$10,160	$10,278	$9,830
2/28/25	$10,324	$10,402	$9,926
3/31/25	$10,292	$10,359	$9,792
4/30/25	$10,412	$10,461	$9,952
5/31/25	$10,393	$10,426	$9,976
6/30/25	$10,512	$10,526	$10,022
7/31/25	$10,516	$10,517	$10,050
8/31/25	$10,626	$10,575	$10,057
9/30/25	$10,664	$10,653	$10,124
10/31/25	$10,740	$10,737	$10,228
11/30/25	$10,788	$10,760	$10,236
12/31/25	$10,770	$10,737	$10,207
1/31/26	$10,818	$10,763	$10,282
2/28/26	$10,949	$10,914	$10,422
3/31/26	$10,676	$10,720	$10,178

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class A (excluding sales charge)	3.73%	0.86%	1.41%
Class A (including sales charge)	1.34%	0.39%	1.04%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCEBX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS8087TSRAR_033126

Class C: PCECX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,003	$9,999	$9,965
1/31/20	$10,208	$10,179	$10,200
2/29/20	$10,273	$10,304	$10,311
3/31/20	$9,488	$10,143	$9,905
4/30/20	$9,835	$10,308	$10,150
5/31/20	$10,012	$10,337	$10,175
6/30/20	$10,228	$10,388	$10,304
7/31/20	$10,360	$10,502	$10,453
8/31/20	$10,340	$10,426	$10,395
9/30/20	$10,350	$10,464	$10,481
10/31/20	$10,350	$10,465	$10,539
11/30/20	$10,502	$10,524	$10,601
12/31/20	$10,557	$10,557	$10,630
1/31/21	$10,539	$10,500	$10,583
2/28/21	$10,441	$10,337	$10,390
3/31/21	$10,363	$10,296	$10,364
4/30/21	$10,435	$10,323	$10,343
5/31/21	$10,467	$10,346	$10,348
6/30/21	$10,500	$10,396	$10,404
7/31/21	$10,585	$10,526	$10,587
8/31/21	$10,590	$10,505	$10,545
9/30/21	$10,524	$10,405	$10,420
10/31/21	$10,436	$10,378	$10,364
11/30/21	$10,400	$10,452	$10,486
12/31/21	$10,421	$10,410	$10,386
1/31/22	$10,201	$10,246	$10,204
2/28/22	$10,014	$10,110	$9,961
3/31/22	$9,806	$9,892	$9,709
4/30/22	$9,507	$9,626	$9,359
5/31/22	$9,454	$9,613	$9,241
6/30/22	$9,205	$9,467	$8,987
7/31/22	$9,501	$9,708	$9,398
8/31/22	$9,191	$9,455	$8,960
9/30/22	$8,811	$9,151	$8,587
10/31/22	$8,781	$9,120	$8,579
11/30/22	$9,082	$9,352	$8,883
12/31/22	$9,006	$9,242	$8,620
1/31/23	$9,287	$9,455	$8,871
2/28/23	$9,117	$9,304	$8,690
3/31/23	$9,241	$9,510	$8,874
4/30/23	$9,308	$9,559	$8,913
5/31/23	$9,248	$9,522	$8,910
6/30/23	$9,189	$9,516	$8,902
7/31/23	$9,259	$9,519	$8,939
8/31/23	$9,244	$9,507	$8,954
9/30/23	$9,110	$9,343	$8,791
10/31/23	$9,061	$9,277	$8,791
11/30/23	$9,384	$9,596	$9,093
12/31/23	$9,689	$9,902	$9,443
1/31/24	$9,706	$9,883	$9,410
2/29/24	$9,605	$9,815	$9,325
3/31/24	$9,692	$9,904	$9,446
4/30/24	$9,524	$9,744	$9,309
5/31/24	$9,622	$9,830	$9,357
6/30/24	$9,686	$9,916	$9,410
7/31/24	$9,885	$10,107	$9,614
8/31/24	$9,976	$10,218	$9,684
9/30/24	$10,085	$10,337	$9,805
10/31/24	$9,927	$10,197	$9,723
11/30/24	$10,038	$10,318	$9,904
12/31/24	$9,943	$10,239	$9,805
1/31/25	$9,999	$10,278	$9,830
2/28/25	$10,154	$10,402	$9,926
3/31/25	$10,117	$10,359	$9,792
4/30/25	$10,228	$10,461	$9,952
5/31/25	$10,203	$10,426	$9,976
6/30/25	$10,314	$10,526	$10,022
7/31/25	$10,311	$10,517	$10,050
8/31/25	$10,412	$10,575	$10,057
9/30/25	$10,443	$10,653	$10,124
10/31/25	$10,510	$10,737	$10,228
11/30/25	$10,551	$10,760	$10,236
12/31/25	$10,526	$10,737	$10,207
1/31/26	$10,567	$10,763	$10,282
2/28/26	$10,689	$10,914	$10,422
3/31/26	$10,415	$10,720	$10,178

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class C (excluding sales charge)	2.95%	0.10%	0.65%
Class C (including sales charge)	1.96%	0.10%	0.65%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCECX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS8287TSRAR_033126

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,988	$999,870	$996,507
1/31/20	$1,022,541	$1,017,914	$1,020,013
2/29/20	$1,030,020	$1,030,372	$1,031,099
3/31/20	$952,152	$1,014,336	$990,513
4/30/20	$987,943	$1,030,757	$1,015,000
5/31/20	$1,006,659	$1,033,679	$1,017,466
6/30/20	$1,029,359	$1,038,837	$1,030,441
7/31/20	$1,043,580	$1,050,190	$1,045,262
8/31/20	$1,042,476	$1,042,579	$1,039,519
9/30/20	$1,044,513	$1,046,388	$1,048,051
10/31/20	$1,045,651	$1,046,464	$1,053,852
11/30/20	$1,062,049	$1,052,435	$1,060,149
12/31/20	$1,068,769	$1,055,669	$1,063,021
1/31/21	$1,067,851	$1,050,006	$1,058,271
2/28/21	$1,058,811	$1,033,673	$1,039,036
3/31/21	$1,051,919	$1,029,601	$1,036,385
4/30/21	$1,060,295	$1,032,292	$1,034,330
5/31/21	$1,064,513	$1,034,596	$1,034,823
6/30/21	$1,068,924	$1,039,642	$1,040,449
7/31/21	$1,078,689	$1,052,563	$1,058,672
8/31/21	$1,080,193	$1,050,455	$1,054,543
9/30/21	$1,074,521	$1,040,537	$1,041,953
10/31/21	$1,066,666	$1,037,816	$1,036,448
11/30/21	$1,063,961	$1,045,219	$1,048,638
12/31/21	$1,067,189	$1,040,980	$1,038,599
1/31/22	$1,045,624	$1,024,625	$1,020,429
2/28/22	$1,027,396	$1,010,996	$996,116
3/31/22	$1,006,990	$989,202	$970,945
4/30/22	$977,330	$962,616	$935,878
5/31/22	$972,728	$961,292	$924,105
6/30/22	$948,045	$946,703	$898,738
7/31/22	$979,491	$970,816	$939,757
8/31/22	$948,503	$945,472	$895,998
9/30/22	$910,173	$915,120	$858,743
10/31/22	$907,891	$911,988	$857,862
11/30/22	$939,895	$935,229	$888,338
12/31/22	$933,044	$924,191	$861,967
1/31/23	$963,068	$945,478	$887,054
2/28/23	$946,285	$930,397	$869,024
3/31/23	$960,145	$951,028	$887,398
4/30/23	$967,882	$955,924	$891,341
5/31/23	$962,548	$952,161	$891,013
6/30/23	$957,472	$951,593	$890,224
7/31/23	$965,630	$951,901	$893,859
8/31/23	$965,014	$950,705	$895,414
9/30/23	$951,917	$934,310	$879,065
10/31/23	$947,762	$927,676	$879,120
11/30/23	$982,471	$959,572	$909,279
12/31/23	$1,015,338	$990,239	$944,305
1/31/24	$1,018,122	$988,298	$941,023
2/29/24	$1,008,385	$981,516	$932,470
3/31/24	$1,018,533	$990,367	$944,557
4/30/24	$1,001,793	$974,421	$930,939
5/31/24	$1,013,241	$983,044	$935,736
6/30/24	$1,020,847	$991,574	$940,972
7/31/24	$1,042,840	$1,010,730	$961,442
8/31/24	$1,053,466	$1,021,800	$968,409
9/30/24	$1,065,933	$1,033,657	$980,498
10/31/24	$1,050,282	$1,019,669	$972,282
11/30/24	$1,063,053	$1,031,781	$990,351
12/31/24	$1,054,054	$1,023,863	$980,512
1/31/25	$1,060,964	$1,027,830	$983,030
2/28/25	$1,078,380	$1,040,206	$992,631
3/31/25	$1,075,394	$1,035,866	$979,219
4/30/25	$1,088,225	$1,046,065	$995,243
5/31/25	$1,086,683	$1,042,606	$997,626
6/30/25	$1,099,458	$1,052,591	$1,002,227
7/31/25	$1,100,239	$1,051,748	$1,004,966
8/31/25	$1,112,107	$1,057,512	$1,005,749
9/30/25	$1,116,446	$1,065,301	$1,012,417
10/31/25	$1,124,791	$1,073,711	$1,022,821
11/30/25	$1,130,224	$1,075,968	$1,023,603
12/31/25	$1,128,688	$1,073,662	$1,020,693
1/31/26	$1,134,149	$1,076,257	$1,028,215
2/28/26	$1,148,246	$1,091,386	$1,042,224
3/31/26	$1,119,909	$1,072,013	$1,017,765

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Institutional Class	4.14%	1.26%	1.81%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2213TSRAR_033126

I-2: PCEPX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,912	$999,870	$996,507
1/31/20	$1,022,342	$1,017,914	$1,020,013
2/29/20	$1,029,721	$1,030,372	$1,031,099
3/31/20	$951,776	$1,014,336	$990,513
4/30/20	$987,464	$1,030,757	$1,015,000
5/31/20	$1,006,059	$1,033,679	$1,017,466
6/30/20	$1,028,637	$1,038,837	$1,030,441
7/31/20	$1,042,752	$1,050,190	$1,045,262
8/31/20	$1,041,560	$1,042,579	$1,039,519
9/30/20	$1,043,507	$1,046,388	$1,048,051
10/31/20	$1,044,552	$1,046,464	$1,053,852
11/30/20	$1,060,847	$1,052,435	$1,060,149
12/31/20	$1,067,452	$1,055,669	$1,063,021
1/31/21	$1,066,472	$1,050,006	$1,058,271
2/28/21	$1,057,387	$1,033,673	$1,039,036
3/31/21	$1,050,424	$1,029,601	$1,036,385
4/30/21	$1,058,696	$1,032,292	$1,034,330
5/31/21	$1,062,824	$1,034,596	$1,034,823
6/30/21	$1,067,144	$1,039,642	$1,040,449
7/31/21	$1,076,800	$1,052,563	$1,058,672
8/31/21	$1,078,212	$1,050,455	$1,054,543
9/30/21	$1,072,462	$1,040,537	$1,041,953
10/31/21	$1,064,530	$1,037,816	$1,036,448
11/30/21	$1,061,744	$1,045,219	$1,048,638
12/31/21	$1,064,864	$1,040,980	$1,038,599
1/31/22	$1,043,241	$1,024,625	$1,020,429
2/28/22	$1,024,976	$1,010,996	$996,116
3/31/22	$1,004,532	$989,202	$970,945
4/30/22	$974,864	$962,616	$935,878
5/31/22	$970,195	$961,292	$924,105
6/30/22	$945,498	$946,703	$898,738
7/31/22	$976,778	$970,816	$939,757
8/31/22	$945,794	$945,472	$895,998
9/30/22	$907,491	$915,120	$858,743
10/31/22	$905,144	$911,988	$857,862
11/30/22	$936,971	$935,229	$888,338
12/31/22	$930,057	$924,191	$861,967
1/31/23	$959,910	$945,478	$887,054
2/28/23	$943,109	$930,397	$869,024
3/31/23	$956,835	$951,028	$887,398
4/30/23	$964,472	$955,924	$891,341
5/31/23	$959,076	$952,161	$891,013
6/30/23	$953,934	$951,593	$890,224
7/31/23	$961,984	$951,901	$893,859
8/31/23	$961,289	$950,705	$895,414
9/30/23	$948,156	$934,310	$879,065
10/31/23	$943,939	$927,676	$879,120
11/30/23	$978,430	$959,572	$909,279
12/31/23	$1,011,073	$990,239	$944,305
1/31/24	$1,013,762	$988,298	$941,023
2/29/24	$1,003,986	$981,516	$932,470
3/31/24	$1,014,000	$990,367	$944,557
4/30/24	$997,252	$974,421	$930,939
5/31/24	$1,008,556	$983,044	$935,736
6/30/24	$1,016,048	$991,574	$940,972
7/31/24	$1,037,846	$1,010,730	$961,442
8/31/24	$1,048,324	$1,021,800	$968,409
9/30/24	$1,060,647	$1,033,657	$980,498
10/31/24	$1,044,985	$1,019,669	$972,282
11/30/24	$1,057,597	$1,031,781	$990,351
12/31/24	$1,048,553	$1,023,863	$980,512
1/31/25	$1,055,334	$1,027,830	$983,030
2/28/25	$1,072,573	$1,040,206	$992,631
3/31/25	$1,069,519	$1,035,866	$979,219
4/30/25	$1,082,193	$1,046,065	$995,243
5/31/25	$1,080,566	$1,042,606	$997,626
6/30/25	$1,093,189	$1,052,591	$1,002,227
7/31/25	$1,093,882	$1,051,748	$1,004,966
8/31/25	$1,105,587	$1,057,512	$1,005,749
9/30/25	$1,109,810	$1,065,301	$1,012,417
10/31/25	$1,118,006	$1,073,711	$1,022,821
11/30/25	$1,123,320	$1,075,968	$1,023,603
12/31/25	$1,121,695	$1,073,662	$1,020,693
1/31/26	$1,127,027	$1,076,257	$1,028,215
2/28/26	$1,140,948	$1,091,386	$1,042,224
3/31/26	$1,112,700	$1,072,013	$1,017,765

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-2	4.04%	1.16%	1.71%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCEPX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2214TSRAR_033126

I-3: PCEWX

PIMCO Climate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$68	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to absolute performance, as the 3-month Secured Overnight Financing Rate was accrued.

  Long exposure to investment grade corporate credit contributed to absolute performance, as spreads tightened and spread carry was accrued.

  Long exposure to government related securities contributed to absolute performance, as spreads tightened.

  Long exposure to eurozone interest rates, specifically the intermediate portion of the curve, detracted from absolute performance, as eurozone interest rates increased.

  Long exposure to U.S. interest rates, specifically the intermediate portion of the curve detracted from absolute performance, as U.S. interest rates increased.

  Long exposure to Australian interest rates detracted from absolute performance, as Australian interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,890	$999,870	$996,507
1/31/20	$1,022,283	$1,017,914	$1,020,013
2/29/20	$1,029,605	$1,030,372	$1,031,099
3/31/20	$951,629	$1,014,336	$990,513
4/30/20	$987,278	$1,030,757	$1,015,000
5/31/20	$1,005,855	$1,033,679	$1,017,466
6/30/20	$1,028,405	$1,038,837	$1,030,441
7/31/20	$1,042,465	$1,050,190	$1,045,262
8/31/20	$1,041,236	$1,042,579	$1,039,519
9/30/20	$1,043,146	$1,046,388	$1,048,051
10/31/20	$1,044,169	$1,046,464	$1,053,852
11/30/20	$1,060,413	$1,052,435	$1,060,149
12/31/20	$1,066,973	$1,055,669	$1,063,021
1/31/21	$1,065,932	$1,050,006	$1,058,271
2/28/21	$1,056,778	$1,033,673	$1,039,036
3/31/21	$1,049,761	$1,029,601	$1,036,385
4/30/21	$1,057,970	$1,032,292	$1,034,330
5/31/21	$1,062,053	$1,034,596	$1,034,823
6/30/21	$1,066,317	$1,039,642	$1,040,449
7/31/21	$1,075,915	$1,052,563	$1,058,672
8/31/21	$1,077,279	$1,050,455	$1,054,543
9/30/21	$1,071,485	$1,040,537	$1,041,953
10/31/21	$1,063,513	$1,037,816	$1,036,448
11/30/21	$1,060,691	$1,045,219	$1,048,638
12/31/21	$1,063,771	$1,040,980	$1,038,599
1/31/22	$1,042,157	$1,024,625	$1,020,429
2/28/22	$1,023,873	$1,010,996	$996,116
3/31/22	$1,003,407	$989,202	$970,945
4/30/22	$973,730	$962,616	$935,878
5/31/22	$969,027	$961,292	$924,105
6/30/22	$944,321	$946,703	$898,738
7/31/22	$975,519	$970,816	$939,757
8/31/22	$944,536	$945,472	$895,998
9/30/22	$906,246	$915,120	$858,743
10/31/22	$903,866	$911,988	$857,862
11/30/22	$935,616	$935,229	$888,338
12/31/22	$928,674	$924,191	$861,967
1/31/23	$958,447	$945,478	$887,054
2/28/23	$941,635	$930,397	$869,024
3/31/23	$955,301	$951,028	$887,398
4/30/23	$962,890	$955,924	$891,341
5/31/23	$957,462	$952,161	$891,013
6/30/23	$952,287	$951,593	$890,224
7/31/23	$960,287	$951,901	$893,859
8/31/23	$959,555	$950,705	$895,414
9/30/23	$946,412	$934,310	$879,065
10/31/23	$942,167	$927,676	$879,120
11/30/23	$976,579	$959,572	$909,279
12/31/23	$1,009,120	$990,239	$944,305
1/31/24	$1,011,770	$988,298	$941,023
2/29/24	$1,001,974	$981,516	$932,470
3/31/24	$1,011,930	$990,367	$944,557
4/30/24	$995,170	$974,421	$930,939
5/31/24	$1,006,407	$983,044	$935,736
6/30/24	$1,013,846	$991,574	$940,972
7/31/24	$1,035,573	$1,010,730	$961,442
8/31/24	$1,045,982	$1,021,800	$968,409
9/30/24	$1,058,241	$1,033,657	$980,498
10/31/24	$1,042,570	$1,019,669	$972,282
11/30/24	$1,055,114	$1,031,781	$990,351
12/31/24	$1,046,050	$1,023,863	$980,512
1/31/25	$1,052,771	$1,027,830	$983,030
2/28/25	$1,069,929	$1,040,206	$992,631
3/31/25	$1,066,838	$1,035,866	$979,219
4/30/25	$1,079,430	$1,046,065	$995,243
5/31/25	$1,077,762	$1,042,606	$997,626
6/30/25	$1,090,303	$1,052,591	$1,002,227
7/31/25	$1,090,938	$1,051,748	$1,004,966
8/31/25	$1,102,559	$1,057,512	$1,005,749
9/30/25	$1,106,728	$1,065,301	$1,012,417
10/31/25	$1,114,851	$1,073,711	$1,022,821
11/30/25	$1,120,107	$1,075,968	$1,023,603
12/31/25	$1,118,438	$1,073,662	$1,020,693
1/31/26	$1,123,707	$1,076,257	$1,028,215
2/28/26	$1,137,544	$1,091,386	$1,042,224
3/31/26	$1,109,334	$1,072,013	$1,017,765

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-3	3.98%	1.11%	1.66%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	1.11%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.94%	(0.36%)	0.28%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$43,885
# of Portfolio Holdings	390
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$97
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	65.5%
Sovereign Issues	11.2%
U.S. Government Agencies	3.6%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	12.0%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCEWX

PIMCO Climate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2215TSRAR_033126

Class A: PUBAX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,782	$10,017	$10,005
5/31/16	$9,818	$10,059	$10,011
6/30/16	$9,787	$10,251	$10,016
7/31/16	$9,916	$10,312	$10,021
8/31/16	$9,970	$10,307	$10,026
9/30/16	$10,060	$10,306	$10,032
10/31/16	$10,163	$10,206	$10,039
11/30/16	$10,096	$10,037	$10,046
12/31/16	$10,208	$10,065	$10,053
1/31/17	$10,312	$10,028	$10,061
2/28/17	$10,409	$10,114	$10,069
3/31/17	$10,493	$10,109	$10,078
4/30/17	$10,515	$10,178	$10,087
5/31/17	$10,576	$10,237	$10,097
6/30/17	$10,611	$10,208	$10,107
7/31/17	$10,654	$10,242	$10,118
8/31/17	$10,748	$10,335	$10,128
9/30/17	$10,794	$10,288	$10,139
10/31/17	$10,811	$10,331	$10,151
11/30/17	$10,830	$10,347	$10,162
12/31/17	$10,818	$10,370	$10,173
1/31/18	$10,857	$10,296	$10,188
2/28/18	$10,868	$10,273	$10,202
3/31/18	$10,874	$10,358	$10,216
4/30/18	$10,870	$10,320	$10,236
5/31/18	$10,949	$10,358	$10,256
6/30/18	$10,931	$10,377	$10,275
7/31/18	$10,981	$10,380	$10,295
8/31/18	$10,982	$10,412	$10,315
9/30/18	$10,986	$10,372	$10,335
10/31/18	$11,024	$10,352	$10,356
11/30/18	$10,975	$10,403	$10,377
12/31/18	$10,987	$10,553	$10,397
1/31/19	$11,123	$10,665	$10,421
2/28/19	$11,157	$10,678	$10,446
3/31/19	$11,220	$10,869	$10,470
4/30/19	$11,273	$10,875	$10,493
5/31/19	$11,306	$11,032	$10,516
6/30/19	$11,357	$11,186	$10,538
7/31/19	$11,367	$11,274	$10,559
8/31/19	$11,227	$11,530	$10,579
9/30/19	$11,253	$11,477	$10,600
10/31/19	$11,311	$11,457	$10,618
11/30/19	$11,360	$11,443	$10,637
12/31/19	$11,470	$11,420	$10,656
1/31/20	$11,474	$11,626	$10,673
2/29/20	$11,441	$11,768	$10,690
3/31/20	$10,861	$11,585	$10,708
4/30/20	$11,147	$11,773	$10,721
5/31/20	$11,338	$11,806	$10,734
6/30/20	$11,546	$11,865	$10,747
7/31/20	$11,662	$11,995	$10,749
8/31/20	$11,759	$11,908	$10,752
9/30/20	$11,775	$11,951	$10,755
10/31/20	$11,821	$11,952	$10,757
11/30/20	$11,918	$12,020	$10,759
12/31/20	$12,044	$12,057	$10,761
1/31/21	$12,103	$11,993	$10,763
2/28/21	$12,143	$11,806	$10,765
3/31/21	$12,131	$11,760	$10,768
4/30/21	$12,164	$11,790	$10,769
5/31/21	$12,183	$11,817	$10,771
6/30/21	$12,157	$11,874	$10,773
7/31/21	$12,161	$12,022	$10,774
8/31/21	$12,162	$11,998	$10,776
9/30/21	$12,152	$11,884	$10,777
10/31/21	$12,030	$11,853	$10,778
11/30/21	$12,008	$11,938	$10,779
12/31/21	$12,033	$11,890	$10,781
1/31/22	$11,954	$11,703	$10,783
2/28/22	$11,842	$11,547	$10,785
3/31/22	$11,649	$11,298	$10,787
4/30/22	$11,448	$10,994	$10,796
5/31/22	$11,475	$10,979	$10,805
6/30/22	$11,231	$10,813	$10,814
7/31/22	$11,422	$11,088	$10,828
8/31/22	$11,247	$10,799	$10,850
9/30/22	$10,983	$10,452	$10,872
10/31/22	$10,998	$10,416	$10,900
11/30/22	$11,144	$10,682	$10,934
12/31/22	$11,160	$10,556	$10,972
1/31/23	$11,345	$10,799	$11,013
2/28/23	$11,260	$10,626	$11,052
3/31/23	$11,308	$10,862	$11,096
4/30/23	$11,354	$10,918	$11,140
5/31/23	$11,357	$10,875	$11,188
6/30/23	$11,398	$10,869	$11,236
7/31/23	$11,485	$10,872	$11,285
8/31/23	$11,501	$10,858	$11,336
9/30/23	$11,433	$10,671	$11,387
10/31/23	$11,340	$10,595	$11,439
11/30/23	$11,690	$10,960	$11,490
12/31/23	$11,932	$11,310	$11,543
1/31/24	$11,993	$11,288	$11,596
2/29/24	$12,007	$11,210	$11,645
3/31/24	$12,127	$11,311	$11,699
4/30/24	$12,076	$11,129	$11,751
5/31/24	$12,202	$11,228	$11,805
6/30/24	$12,220	$11,325	$11,854
7/31/24	$12,366	$11,544	$11,912
8/31/24	$12,466	$11,670	$11,967
9/30/24	$12,610	$11,806	$12,018
10/31/24	$12,553	$11,646	$12,068
11/30/24	$12,706	$11,784	$12,116
12/31/24	$12,729	$11,694	$12,163
1/31/25	$12,831	$11,739	$12,208
2/28/25	$12,977	$11,881	$12,250
3/31/25	$13,026	$11,831	$12,295
4/30/25	$13,011	$11,948	$12,340
5/31/25	$13,038	$11,908	$12,386
6/30/25	$13,257	$12,022	$12,430
7/31/25	$13,260	$12,013	$12,477
8/31/25	$13,463	$12,078	$12,524
9/30/25	$13,571	$12,167	$12,569
10/31/25	$13,714	$12,263	$12,614
11/30/25	$13,766	$12,289	$12,656
12/31/25	$13,854	$12,263	$12,697
1/31/26	$13,944	$12,292	$12,738
2/28/26	$13,983	$12,465	$12,774
3/31/26	$13,719	$12,244	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.32%	2.49%	3.61%
Class A (including sales charge)	1.40%	1.71%	3.21%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PUBAX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4086TSRAR_033126

Class C: PUBCX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,159	$10,017	$10,005
5/31/16	$10,191	$10,059	$10,011
6/30/16	$10,143	$10,251	$10,016
7/31/16	$10,270	$10,312	$10,021
8/31/16	$10,319	$10,307	$10,026
9/30/16	$10,405	$10,306	$10,032
10/31/16	$10,506	$10,206	$10,039
11/30/16	$10,429	$10,037	$10,046
12/31/16	$10,538	$10,065	$10,053
1/31/17	$10,639	$10,028	$10,061
2/28/17	$10,734	$10,114	$10,069
3/31/17	$10,812	$10,109	$10,078
4/30/17	$10,830	$10,178	$10,087
5/31/17	$10,886	$10,237	$10,097
6/30/17	$10,914	$10,208	$10,107
7/31/17	$10,952	$10,242	$10,118
8/31/17	$11,042	$10,335	$10,128
9/30/17	$11,082	$10,288	$10,139
10/31/17	$11,092	$10,331	$10,151
11/30/17	$11,105	$10,347	$10,162
12/31/17	$11,086	$10,370	$10,173
1/31/18	$11,119	$10,296	$10,188
2/28/18	$11,123	$10,273	$10,202
3/31/18	$11,122	$10,358	$10,216
4/30/18	$11,111	$10,320	$10,236
5/31/18	$11,185	$10,358	$10,256
6/30/18	$11,159	$10,377	$10,275
7/31/18	$11,203	$10,380	$10,295
8/31/18	$11,197	$10,412	$10,315
9/30/18	$11,195	$10,372	$10,335
10/31/18	$11,227	$10,352	$10,356
11/30/18	$11,169	$10,403	$10,377
12/31/18	$11,175	$10,553	$10,397
1/31/19	$11,305	$10,665	$10,421
2/28/19	$11,334	$10,678	$10,446
3/31/19	$11,391	$10,869	$10,470
4/30/19	$11,437	$10,875	$10,493
5/31/19	$11,463	$11,032	$10,516
6/30/19	$11,508	$11,186	$10,538
7/31/19	$11,511	$11,274	$10,559
8/31/19	$11,362	$11,530	$10,579
9/30/19	$11,382	$11,477	$10,600
10/31/19	$11,432	$11,457	$10,618
11/30/19	$11,475	$11,443	$10,637
12/31/19	$11,579	$11,420	$10,656
1/31/20	$11,575	$11,626	$10,673
2/29/20	$11,536	$11,768	$10,690
3/31/20	$10,943	$11,585	$10,708
4/30/20	$11,225	$11,773	$10,721
5/31/20	$11,410	$11,806	$10,734
6/30/20	$11,613	$11,865	$10,747
7/31/20	$11,721	$11,995	$10,749
8/31/20	$11,812	$11,908	$10,752
9/30/20	$11,820	$11,951	$10,755
10/31/20	$11,858	$11,952	$10,757
11/30/20	$11,949	$12,020	$10,759
12/31/20	$12,066	$12,057	$10,761
1/31/21	$12,119	$11,993	$10,763
2/28/21	$12,152	$11,806	$10,765
3/31/21	$12,132	$11,760	$10,768
4/30/21	$12,157	$11,790	$10,769
5/31/21	$12,169	$11,817	$10,771
6/30/21	$12,135	$11,874	$10,773
7/31/21	$12,130	$12,022	$10,774
8/31/21	$12,125	$11,998	$10,776
9/30/21	$12,107	$11,884	$10,777
10/31/21	$11,977	$11,853	$10,778
11/30/21	$11,949	$11,938	$10,779
12/31/21	$11,965	$11,890	$10,781
1/31/22	$11,880	$11,703	$10,783
2/28/22	$11,762	$11,547	$10,785
3/31/22	$11,562	$11,298	$10,787
4/30/22	$11,355	$10,994	$10,796
5/31/22	$11,375	$10,979	$10,805
6/30/22	$11,127	$10,813	$10,814
7/31/22	$11,309	$11,088	$10,828
8/31/22	$11,128	$10,799	$10,850
9/30/22	$10,860	$10,452	$10,872
10/31/22	$10,868	$10,416	$10,900
11/30/22	$11,006	$10,682	$10,934
12/31/22	$11,013	$10,556	$10,972
1/31/23	$11,190	$10,799	$11,013
2/28/23	$11,100	$10,626	$11,052
3/31/23	$11,140	$10,862	$11,096
4/30/23	$11,178	$10,918	$11,140
5/31/23	$11,174	$10,875	$11,188
6/30/23	$11,208	$10,869	$11,236
7/31/23	$11,286	$10,872	$11,285
8/31/23	$11,294	$10,858	$11,336
9/30/23	$11,221	$10,671	$11,387
10/31/23	$11,123	$10,595	$11,439
11/30/23	$11,459	$10,960	$11,490
12/31/23	$11,689	$11,310	$11,543
1/31/24	$11,741	$11,288	$11,596
2/29/24	$11,747	$11,210	$11,645
3/31/24	$11,858	$11,311	$11,699
4/30/24	$11,800	$11,129	$11,751
5/31/24	$11,916	$11,228	$11,805
6/30/24	$11,926	$11,325	$11,854
7/31/24	$12,062	$11,544	$11,912
8/31/24	$12,151	$11,670	$11,967
9/30/24	$12,283	$11,806	$12,018
10/31/24	$12,220	$11,646	$12,068
11/30/24	$12,361	$11,784	$12,116
12/31/24	$12,376	$11,694	$12,163
1/31/25	$12,467	$11,739	$12,208
2/28/25	$12,601	$11,881	$12,250
3/31/25	$12,641	$11,831	$12,295
4/30/25	$12,620	$11,948	$12,340
5/31/25	$12,637	$11,908	$12,386
6/30/25	$12,842	$12,022	$12,430
7/31/25	$12,836	$12,013	$12,477
8/31/25	$13,024	$12,078	$12,524
9/30/25	$13,121	$12,167	$12,569
10/31/25	$13,251	$12,263	$12,614
11/30/25	$13,294	$12,289	$12,656
12/31/25	$13,369	$12,263	$12,697
1/31/26	$13,448	$12,292	$12,738
2/28/26	$13,478	$12,465	$12,774
3/31/26	$13,215	$12,244	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.53%	1.72%	2.83%
Class C (including sales charge)	3.53%	1.72%	2.83%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PUBCX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4286TSRAR_033126

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,904	$1,001,698	$1,000,526
5/31/16	$1,021,028	$1,005,932	$1,001,052
6/30/16	$1,018,151	$1,025,081	$1,001,578
7/31/16	$1,031,907	$1,031,206	$1,002,105
8/31/16	$1,037,899	$1,030,680	$1,002,632
9/30/16	$1,047,590	$1,030,557	$1,003,159
10/31/16	$1,058,662	$1,020,565	$1,003,860
11/30/16	$1,051,993	$1,003,709	$1,004,560
12/31/16	$1,064,056	$1,006,459	$1,005,261
1/31/17	$1,075,222	$1,002,793	$1,006,097
2/28/17	$1,085,717	$1,011,378	$1,006,934
3/31/17	$1,094,813	$1,010,911	$1,007,772
4/30/17	$1,097,531	$1,017,767	$1,008,736
5/31/17	$1,104,282	$1,023,707	$1,009,699
6/30/17	$1,108,265	$1,020,842	$1,010,664
7/31/17	$1,113,144	$1,024,198	$1,011,756
8/31/17	$1,123,327	$1,033,532	$1,012,848
9/30/17	$1,128,497	$1,028,761	$1,013,943
10/31/17	$1,130,649	$1,033,100	$1,015,069
11/30/17	$1,132,986	$1,034,700	$1,016,196
12/31/17	$1,132,177	$1,037,013	$1,017,325
1/31/18	$1,136,653	$1,029,610	$1,018,760
2/28/18	$1,138,073	$1,027,288	$1,020,198
3/31/18	$1,139,138	$1,035,806	$1,021,638
4/30/18	$1,139,079	$1,031,952	$1,023,597
5/31/18	$1,147,750	$1,035,807	$1,025,561
6/30/18	$1,146,212	$1,037,738	$1,027,529
7/31/18	$1,151,833	$1,038,022	$1,029,527
8/31/18	$1,152,382	$1,041,212	$1,031,530
9/30/18	$1,153,155	$1,037,229	$1,033,537
10/31/18	$1,157,597	$1,035,202	$1,035,592
11/30/18	$1,152,764	$1,040,267	$1,037,651
12/31/18	$1,154,475	$1,055,294	$1,039,715
1/31/19	$1,169,065	$1,066,471	$1,042,143
2/28/19	$1,173,066	$1,067,753	$1,044,577
3/31/19	$1,180,051	$1,086,877	$1,047,017
4/30/19	$1,186,005	$1,087,524	$1,049,286
5/31/19	$1,189,908	$1,103,173	$1,051,561
6/30/19	$1,195,677	$1,118,641	$1,053,840
7/31/19	$1,197,153	$1,127,444	$1,055,886
8/31/19	$1,182,842	$1,153,012	$1,057,936
9/30/19	$1,185,950	$1,147,669	$1,059,991
10/31/19	$1,192,373	$1,145,688	$1,061,850
11/30/19	$1,198,001	$1,144,344	$1,063,711
12/31/19	$1,209,976	$1,141,998	$1,065,577
1/31/20	$1,210,822	$1,162,607	$1,067,304
2/29/20	$1,207,762	$1,176,836	$1,069,033
3/31/20	$1,146,838	$1,158,521	$1,070,765
4/30/20	$1,177,415	$1,177,276	$1,072,060
5/31/20	$1,198,065	$1,180,613	$1,073,355
6/30/20	$1,220,469	$1,186,505	$1,074,652
7/31/20	$1,233,136	$1,199,470	$1,074,928
8/31/20	$1,243,806	$1,190,779	$1,075,203
9/30/20	$1,245,876	$1,195,129	$1,075,480
10/31/20	$1,251,172	$1,195,216	$1,075,677
11/30/20	$1,261,894	$1,202,035	$1,075,874
12/31/20	$1,275,645	$1,205,728	$1,076,072
1/31/21	$1,282,333	$1,199,261	$1,076,299
2/28/21	$1,286,950	$1,180,606	$1,076,527
3/31/21	$1,286,088	$1,175,955	$1,076,755
4/30/21	$1,290,073	$1,179,029	$1,076,937
5/31/21	$1,292,503	$1,181,661	$1,077,119
6/30/21	$1,290,102	$1,187,424	$1,077,300
7/31/21	$1,290,966	$1,202,182	$1,077,433
8/31/21	$1,291,556	$1,199,773	$1,077,565
9/30/21	$1,290,945	$1,188,446	$1,077,697
10/31/21	$1,278,335	$1,185,338	$1,077,815
11/30/21	$1,276,475	$1,193,793	$1,077,933
12/31/21	$1,279,585	$1,188,952	$1,078,052
1/31/22	$1,271,602	$1,170,272	$1,078,252
2/28/22	$1,260,113	$1,154,705	$1,078,453
3/31/22	$1,239,946	$1,129,814	$1,078,655
4/30/22	$1,218,966	$1,099,449	$1,079,559
5/31/22	$1,222,239	$1,097,936	$1,080,464
6/30/22	$1,196,669	$1,081,273	$1,081,370
7/31/22	$1,217,434	$1,108,814	$1,082,840
8/31/22	$1,199,130	$1,079,868	$1,084,974
9/30/22	$1,171,479	$1,045,202	$1,087,187
10/31/22	$1,173,363	$1,041,624	$1,090,024
11/30/22	$1,189,408	$1,068,168	$1,093,382
12/31/22	$1,191,461	$1,055,562	$1,097,197
1/31/23	$1,211,640	$1,079,874	$1,101,269
2/28/23	$1,202,983	$1,062,650	$1,105,156
3/31/23	$1,208,535	$1,086,213	$1,109,554
4/30/23	$1,213,776	$1,091,806	$1,114,015
5/31/23	$1,214,541	$1,087,507	$1,118,838
6/30/23	$1,219,374	$1,086,858	$1,123,559
7/31/23	$1,228,975	$1,087,210	$1,128,492
8/31/23	$1,231,132	$1,085,844	$1,133,649
9/30/23	$1,224,325	$1,067,119	$1,138,672
10/31/23	$1,214,741	$1,059,542	$1,143,887
11/30/23	$1,252,676	$1,095,972	$1,148,966
12/31/23	$1,279,039	$1,130,998	$1,154,251
1/31/24	$1,286,001	$1,128,781	$1,159,560
2/29/24	$1,287,816	$1,121,036	$1,164,535
3/31/24	$1,301,195	$1,131,144	$1,169,880
4/30/24	$1,296,109	$1,112,932	$1,175,074
5/31/24	$1,310,147	$1,122,780	$1,180,456
6/30/24	$1,312,443	$1,132,522	$1,185,355
7/31/24	$1,328,635	$1,154,402	$1,191,175
8/31/24	$1,339,844	$1,167,045	$1,196,655
9/30/24	$1,355,659	$1,180,588	$1,201,824
10/31/24	$1,350,002	$1,164,612	$1,206,847
11/30/24	$1,366,941	$1,178,445	$1,211,567
12/31/24	$1,369,880	$1,169,402	$1,216,304
1/31/25	$1,381,374	$1,173,932	$1,220,841
2/28/25	$1,397,484	$1,188,068	$1,224,967
3/31/25	$1,403,205	$1,183,110	$1,229,536
4/30/25	$1,402,096	$1,194,759	$1,233,987
5/31/25	$1,405,422	$1,190,809	$1,238,578
6/30/25	$1,429,488	$1,202,213	$1,243,036
7/31/25	$1,430,302	$1,201,251	$1,247,698
8/31/25	$1,452,683	$1,207,833	$1,252,364
9/30/25	$1,464,810	$1,216,730	$1,256,860
10/31/25	$1,480,857	$1,226,335	$1,261,410
11/30/25	$1,486,940	$1,228,914	$1,265,611
12/31/25	$1,496,886	$1,226,279	$1,269,736
1/31/26	$1,507,187	$1,229,243	$1,273,762
2/28/26	$1,511,812	$1,246,523	$1,277,392
3/31/26	$1,483,730	$1,224,396	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.74%	2.90%	4.02%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1863TSRAR_033126

I-2: PUCPX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$93	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,819	$1,001,698	$1,000,526
5/31/16	$1,020,860	$1,005,932	$1,001,052
6/30/16	$1,017,901	$1,025,081	$1,001,578
7/31/16	$1,031,566	$1,031,206	$1,002,105
8/31/16	$1,037,444	$1,030,680	$1,002,632
9/30/16	$1,047,041	$1,030,557	$1,003,159
10/31/16	$1,058,017	$1,020,565	$1,003,860
11/30/16	$1,051,267	$1,003,709	$1,004,560
12/31/16	$1,063,226	$1,006,459	$1,005,261
1/31/17	$1,074,298	$1,002,793	$1,006,097
2/28/17	$1,084,701	$1,011,378	$1,006,934
3/31/17	$1,093,691	$1,010,911	$1,007,772
4/30/17	$1,096,322	$1,017,767	$1,008,736
5/31/17	$1,102,973	$1,023,707	$1,009,699
6/30/17	$1,106,854	$1,020,842	$1,010,664
7/31/17	$1,111,640	$1,024,198	$1,011,756
8/31/17	$1,121,713	$1,033,532	$1,012,848
9/30/17	$1,126,781	$1,028,761	$1,013,943
10/31/17	$1,128,836	$1,033,100	$1,015,069
11/30/17	$1,131,077	$1,034,700	$1,016,196
12/31/17	$1,130,171	$1,037,013	$1,017,325
1/31/18	$1,134,547	$1,029,610	$1,018,760
2/28/18	$1,135,877	$1,027,288	$1,020,198
3/31/18	$1,136,840	$1,035,806	$1,021,638
4/30/18	$1,136,690	$1,031,952	$1,023,597
5/31/18	$1,145,247	$1,035,807	$1,025,561
6/30/18	$1,143,616	$1,037,738	$1,027,529
7/31/18	$1,149,129	$1,038,022	$1,029,527
8/31/18	$1,149,570	$1,041,212	$1,031,530
9/30/18	$1,150,257	$1,037,229	$1,033,537
10/31/18	$1,154,589	$1,035,202	$1,035,592
11/30/18	$1,149,675	$1,040,267	$1,037,651
12/31/18	$1,151,288	$1,055,294	$1,039,715
1/31/19	$1,165,743	$1,066,471	$1,042,143
2/28/19	$1,169,646	$1,067,753	$1,044,577
3/31/19	$1,176,511	$1,086,877	$1,047,017
4/30/19	$1,182,352	$1,087,524	$1,049,286
5/31/19	$1,186,140	$1,103,173	$1,051,561
6/30/19	$1,191,800	$1,118,641	$1,053,840
7/31/19	$1,193,169	$1,127,444	$1,055,886
8/31/19	$1,178,799	$1,153,012	$1,057,936
9/30/19	$1,181,806	$1,147,669	$1,059,991
10/31/19	$1,188,105	$1,145,688	$1,061,850
11/30/19	$1,193,612	$1,144,344	$1,063,711
12/31/19	$1,205,442	$1,141,998	$1,065,577
1/31/20	$1,206,179	$1,162,607	$1,067,304
2/29/20	$1,203,036	$1,176,836	$1,069,033
3/31/20	$1,142,255	$1,158,521	$1,070,765
4/30/20	$1,172,615	$1,177,276	$1,072,060
5/31/20	$1,193,081	$1,180,613	$1,073,355
6/30/20	$1,215,291	$1,186,505	$1,074,652
7/31/20	$1,227,794	$1,199,470	$1,074,928
8/31/20	$1,238,321	$1,190,779	$1,075,203
9/30/20	$1,240,280	$1,195,129	$1,075,480
10/31/20	$1,245,442	$1,195,216	$1,075,677
11/30/20	$1,256,015	$1,202,035	$1,075,874
12/31/20	$1,269,584	$1,205,728	$1,076,072
1/31/21	$1,276,142	$1,199,261	$1,076,299
2/28/21	$1,280,639	$1,180,606	$1,076,527
3/31/21	$1,279,672	$1,175,955	$1,076,755
4/30/21	$1,283,526	$1,179,029	$1,076,937
5/31/21	$1,285,841	$1,181,661	$1,077,119
6/30/21	$1,283,348	$1,187,424	$1,077,300
7/31/21	$1,284,094	$1,202,182	$1,077,433
8/31/21	$1,284,576	$1,199,773	$1,077,565
9/30/21	$1,283,861	$1,188,446	$1,077,697
10/31/21	$1,271,215	$1,185,338	$1,077,815
11/30/21	$1,269,261	$1,193,793	$1,077,933
12/31/21	$1,272,239	$1,188,952	$1,078,052
1/31/22	$1,264,202	$1,170,272	$1,078,252
2/28/22	$1,252,684	$1,154,705	$1,078,453
3/31/22	$1,232,531	$1,129,814	$1,078,655
4/30/22	$1,211,569	$1,099,449	$1,079,559
5/31/22	$1,214,723	$1,097,936	$1,080,464
6/30/22	$1,189,212	$1,081,273	$1,081,370
7/31/22	$1,209,746	$1,108,814	$1,082,840
8/31/22	$1,191,457	$1,079,868	$1,084,974
9/30/22	$1,163,880	$1,045,202	$1,087,187
10/31/22	$1,165,659	$1,041,624	$1,090,024
11/30/22	$1,181,503	$1,068,168	$1,093,382
12/31/22	$1,183,434	$1,055,562	$1,097,197
1/31/23	$1,203,383	$1,079,874	$1,101,269
2/28/23	$1,194,692	$1,062,650	$1,105,156
3/31/23	$1,200,098	$1,086,213	$1,109,554
4/30/23	$1,205,210	$1,091,806	$1,114,015
5/31/23	$1,205,867	$1,087,507	$1,118,838
6/30/23	$1,210,558	$1,086,858	$1,123,559
7/31/23	$1,219,994	$1,087,210	$1,128,492
8/31/23	$1,222,032	$1,085,844	$1,133,649
9/30/23	$1,215,172	$1,067,119	$1,138,672
10/31/23	$1,205,561	$1,059,542	$1,143,887
11/30/23	$1,243,108	$1,095,972	$1,148,966
12/31/23	$1,269,161	$1,130,998	$1,154,251
1/31/24	$1,275,965	$1,128,781	$1,159,560
2/29/24	$1,277,664	$1,121,036	$1,164,535
3/31/24	$1,290,826	$1,131,144	$1,169,880
4/30/24	$1,285,674	$1,112,932	$1,175,074
5/31/24	$1,299,483	$1,122,780	$1,180,456
6/30/24	$1,301,660	$1,132,522	$1,185,355
7/31/24	$1,317,608	$1,154,402	$1,191,175
8/31/24	$1,328,605	$1,167,045	$1,196,655
9/30/24	$1,344,185	$1,180,588	$1,201,824
10/31/24	$1,338,462	$1,164,612	$1,206,847
11/30/24	$1,355,142	$1,178,445	$1,211,567
12/31/24	$1,357,939	$1,169,402	$1,216,304
1/31/25	$1,369,213	$1,173,932	$1,220,841
2/28/25	$1,385,076	$1,188,068	$1,224,967
3/31/25	$1,390,636	$1,183,110	$1,229,536
4/30/25	$1,389,422	$1,194,759	$1,233,987
5/31/25	$1,392,597	$1,190,809	$1,238,578
6/30/25	$1,416,334	$1,202,213	$1,243,036
7/31/25	$1,417,020	$1,201,251	$1,247,698
8/31/25	$1,439,069	$1,207,833	$1,252,364
9/30/25	$1,450,968	$1,216,730	$1,256,860
10/31/25	$1,466,732	$1,226,335	$1,261,410
11/30/25	$1,472,644	$1,228,914	$1,265,611
12/31/25	$1,482,365	$1,226,279	$1,269,736
1/31/26	$1,492,439	$1,229,243	$1,273,762
2/28/26	$1,496,906	$1,246,523	$1,277,392
3/31/26	$1,468,981	$1,224,396	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.63%	2.80%	3.92%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUCPX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1931TSRAR_033126

I-3: PFNUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$98	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,871	$1,001,698	$1,000,526
5/31/16	$1,020,960	$1,005,932	$1,001,052
6/30/16	$1,018,050	$1,025,081	$1,001,578
7/31/16	$1,031,770	$1,031,206	$1,002,105
8/31/16	$1,037,726	$1,030,680	$1,002,632
9/30/16	$1,047,381	$1,030,557	$1,003,159
10/31/16	$1,058,415	$1,020,565	$1,003,860
11/30/16	$1,051,714	$1,003,709	$1,004,560
12/31/16	$1,063,737	$1,006,459	$1,005,261
1/31/17	$1,074,863	$1,002,793	$1,006,097
2/28/17	$1,085,322	$1,011,378	$1,006,934
3/31/17	$1,094,378	$1,010,911	$1,007,772
4/30/17	$1,097,059	$1,017,767	$1,008,736
5/31/17	$1,103,770	$1,023,707	$1,009,699
6/30/17	$1,107,714	$1,020,842	$1,010,664
7/31/17	$1,112,554	$1,024,198	$1,011,756
8/31/17	$1,122,693	$1,033,532	$1,012,848
9/30/17	$1,127,823	$1,028,761	$1,013,943
10/31/17	$1,129,830	$1,033,100	$1,015,069
11/30/17	$1,132,026	$1,034,700	$1,016,196
12/31/17	$1,131,074	$1,037,013	$1,017,325
1/31/18	$1,135,402	$1,029,610	$1,018,760
2/28/18	$1,136,689	$1,027,288	$1,020,198
3/31/18	$1,137,608	$1,035,806	$1,021,638
4/30/18	$1,137,418	$1,031,952	$1,023,597
5/31/18	$1,145,945	$1,035,807	$1,025,561
6/30/18	$1,144,291	$1,037,738	$1,027,529
7/31/18	$1,149,760	$1,038,022	$1,029,527
8/31/18	$1,150,157	$1,041,212	$1,031,530
9/30/18	$1,150,801	$1,037,229	$1,033,537
10/31/18	$1,155,094	$1,035,202	$1,035,592
11/30/18	$1,150,129	$1,040,267	$1,037,651
12/31/18	$1,151,693	$1,055,294	$1,039,715
1/31/19	$1,166,098	$1,066,471	$1,042,143
2/28/19	$1,169,961	$1,067,753	$1,044,577
3/31/19	$1,176,783	$1,086,877	$1,047,017
4/30/19	$1,182,576	$1,087,524	$1,049,286
5/31/19	$1,186,305	$1,103,173	$1,051,561
6/30/19	$1,191,920	$1,118,641	$1,053,840
7/31/19	$1,193,241	$1,127,444	$1,055,886
8/31/19	$1,178,826	$1,153,012	$1,057,936
9/30/19	$1,181,790	$1,147,669	$1,059,991
10/31/19	$1,188,033	$1,145,688	$1,061,850
11/30/19	$1,193,486	$1,144,344	$1,063,711
12/31/19	$1,205,236	$1,141,998	$1,065,577
1/31/20	$1,205,933	$1,162,607	$1,067,304
2/29/20	$1,202,748	$1,176,836	$1,069,033
3/31/20	$1,141,931	$1,158,521	$1,070,765
4/30/20	$1,172,243	$1,177,276	$1,072,060
5/31/20	$1,192,661	$1,180,613	$1,073,355
6/30/20	$1,214,818	$1,186,505	$1,074,652
7/31/20	$1,227,259	$1,199,470	$1,074,928
8/31/20	$1,237,732	$1,190,779	$1,075,203
9/30/20	$1,239,638	$1,195,129	$1,075,480
10/31/20	$1,244,739	$1,195,216	$1,075,677
11/30/20	$1,255,257	$1,202,035	$1,075,874
12/31/20	$1,268,736	$1,205,728	$1,076,072
1/31/21	$1,275,240	$1,199,261	$1,076,299
2/28/21	$1,279,684	$1,180,606	$1,076,527
3/31/21	$1,278,661	$1,175,955	$1,076,755
4/30/21	$1,282,455	$1,179,029	$1,076,937
5/31/21	$1,284,718	$1,181,661	$1,077,119
6/30/21	$1,282,172	$1,187,424	$1,077,300
7/31/21	$1,282,861	$1,202,182	$1,077,433
8/31/21	$1,283,289	$1,199,773	$1,077,565
9/30/21	$1,282,521	$1,188,446	$1,077,697
10/31/21	$1,269,833	$1,185,338	$1,077,815
11/30/21	$1,267,828	$1,193,793	$1,077,933
12/31/21	$1,270,745	$1,188,952	$1,078,052
1/31/22	$1,262,666	$1,170,272	$1,078,252
2/28/22	$1,251,120	$1,154,705	$1,078,453
3/31/22	$1,230,944	$1,129,814	$1,078,655
4/30/22	$1,209,954	$1,099,449	$1,079,559
5/31/22	$1,213,057	$1,097,936	$1,080,464
6/30/22	$1,187,539	$1,081,273	$1,081,370
7/31/22	$1,207,990	$1,108,814	$1,082,840
8/31/22	$1,189,688	$1,079,868	$1,084,974
9/30/22	$1,162,056	$1,045,202	$1,087,187
10/31/22	$1,163,775	$1,041,624	$1,090,024
11/30/22	$1,179,559	$1,068,168	$1,093,382
12/31/22	$1,181,400	$1,055,562	$1,097,197
1/31/23	$1,201,265	$1,079,874	$1,101,269
2/28/23	$1,192,531	$1,062,650	$1,105,156
3/31/23	$1,197,883	$1,086,213	$1,109,554
4/30/23	$1,202,935	$1,091,806	$1,114,015
5/31/23	$1,203,537	$1,087,507	$1,118,838
6/30/23	$1,208,160	$1,086,858	$1,123,559
7/31/23	$1,217,529	$1,087,210	$1,128,492
8/31/23	$1,219,503	$1,085,844	$1,133,649
9/30/23	$1,212,600	$1,067,119	$1,138,672
10/31/23	$1,202,985	$1,059,542	$1,143,887
11/30/23	$1,240,389	$1,095,972	$1,148,966
12/31/23	$1,266,301	$1,130,998	$1,154,251
1/31/24	$1,273,039	$1,128,781	$1,159,560
2/29/24	$1,274,693	$1,121,036	$1,164,535
3/31/24	$1,287,770	$1,131,144	$1,169,880
4/30/24	$1,282,569	$1,112,932	$1,175,074
5/31/24	$1,296,254	$1,122,780	$1,180,456
6/30/24	$1,298,371	$1,132,522	$1,185,355
7/31/24	$1,314,225	$1,154,402	$1,191,175
8/31/24	$1,325,162	$1,167,045	$1,196,655
9/30/24	$1,340,650	$1,180,588	$1,201,824
10/31/24	$1,334,895	$1,164,612	$1,206,847
11/30/24	$1,351,481	$1,178,445	$1,211,567
12/31/24	$1,354,219	$1,169,402	$1,216,304
1/31/25	$1,365,433	$1,173,932	$1,220,841
2/28/25	$1,381,211	$1,188,068	$1,224,967
3/31/25	$1,386,700	$1,183,110	$1,229,536
4/30/25	$1,385,487	$1,194,759	$1,233,987
5/31/25	$1,388,623	$1,190,809	$1,238,578
6/30/25	$1,412,239	$1,202,213	$1,243,036
7/31/25	$1,412,885	$1,201,251	$1,247,698
8/31/25	$1,434,783	$1,207,833	$1,252,364
9/30/25	$1,446,588	$1,216,730	$1,256,860
10/31/25	$1,462,239	$1,226,335	$1,261,410
11/30/25	$1,468,084	$1,228,914	$1,265,611
12/31/25	$1,477,717	$1,226,279	$1,269,736
1/31/26	$1,487,685	$1,229,243	$1,273,762
2/28/26	$1,492,080	$1,246,523	$1,277,392
3/31/26	$1,464,202	$1,224,396	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.59%	2.75%	3.89%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNUX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2206TSRAR_033126

Class R: PUBRX

PIMCO Dynamic Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Long exposure to the Brazilian duration detracted from performance, as interest rates rose in the front end of the Brazilian yield curve.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,164	$10,017	$10,005
5/31/16	$10,199	$10,059	$10,011
6/30/16	$10,165	$10,251	$10,016
7/31/16	$10,297	$10,312	$10,021
8/31/16	$10,351	$10,307	$10,026
9/30/16	$10,442	$10,306	$10,032
10/31/16	$10,547	$10,206	$10,039
11/30/16	$10,474	$10,037	$10,046
12/31/16	$10,588	$10,065	$10,053
1/31/17	$10,694	$10,028	$10,061
2/28/17	$10,793	$10,114	$10,069
3/31/17	$10,877	$10,109	$10,078
4/30/17	$10,899	$10,178	$10,087
5/31/17	$10,960	$10,237	$10,097
6/30/17	$10,993	$10,208	$10,107
7/31/17	$11,036	$10,242	$10,118
8/31/17	$11,130	$10,335	$10,128
9/30/17	$11,176	$10,288	$10,139
10/31/17	$11,191	$10,331	$10,151
11/30/17	$11,208	$10,347	$10,162
12/31/17	$11,194	$10,370	$10,173
1/31/18	$11,232	$10,296	$10,188
2/28/18	$11,240	$10,273	$10,202
3/31/18	$11,244	$10,358	$10,216
4/30/18	$11,238	$10,320	$10,236
5/31/18	$11,317	$10,358	$10,256
6/30/18	$11,296	$10,377	$10,275
7/31/18	$11,345	$10,380	$10,295
8/31/18	$11,344	$10,412	$10,315
9/30/18	$11,346	$10,372	$10,335
10/31/18	$11,384	$10,352	$10,356
11/30/18	$11,330	$10,403	$10,377
12/31/18	$11,340	$10,553	$10,397
1/31/19	$11,478	$10,665	$10,421
2/28/19	$11,511	$10,678	$10,446
3/31/19	$11,573	$10,869	$10,470
4/30/19	$11,626	$10,875	$10,493
5/31/19	$11,657	$11,032	$10,516
6/30/19	$11,708	$11,186	$10,538
7/31/19	$11,716	$11,274	$10,559
8/31/19	$11,569	$11,530	$10,579
9/30/19	$11,594	$11,477	$10,600
10/31/19	$11,650	$11,457	$10,618
11/30/19	$11,698	$11,443	$10,637
12/31/19	$11,809	$11,420	$10,656
1/31/20	$11,810	$11,626	$10,673
2/29/20	$11,775	$11,768	$10,690
3/31/20	$11,175	$11,585	$10,708
4/30/20	$11,467	$11,773	$10,721
5/31/20	$11,661	$11,806	$10,734
6/30/20	$11,873	$11,865	$10,747
7/31/20	$11,989	$11,995	$10,749
8/31/20	$12,087	$11,908	$10,752
9/30/20	$12,100	$11,951	$10,755
10/31/20	$12,145	$11,952	$10,757
11/30/20	$12,243	$12,020	$10,759
12/31/20	$12,369	$12,057	$10,761
1/31/21	$12,427	$11,993	$10,763
2/28/21	$12,466	$11,806	$10,765
3/31/21	$12,451	$11,760	$10,768
4/30/21	$12,482	$11,790	$10,769
5/31/21	$12,499	$11,817	$10,771
6/30/21	$12,469	$11,874	$10,773
7/31/21	$12,471	$12,022	$10,774
8/31/21	$12,470	$11,998	$10,776
9/30/21	$12,457	$11,884	$10,777
10/31/21	$12,329	$11,853	$10,778
11/30/21	$12,304	$11,938	$10,779
12/31/21	$12,327	$11,890	$10,781
1/31/22	$12,244	$11,703	$10,783
2/28/22	$12,127	$11,547	$10,785
3/31/22	$11,926	$11,298	$10,787
4/30/22	$11,718	$10,994	$10,796
5/31/22	$11,743	$10,979	$10,805
6/30/22	$11,491	$10,813	$10,814
7/31/22	$11,684	$11,088	$10,828
8/31/22	$11,502	$10,799	$10,850
9/30/22	$11,230	$10,452	$10,872
10/31/22	$11,243	$10,416	$10,900
11/30/22	$11,390	$10,682	$10,934
12/31/22	$11,403	$10,556	$10,972
1/31/23	$11,591	$10,799	$11,013
2/28/23	$11,502	$10,626	$11,052
3/31/23	$11,548	$10,862	$11,096
4/30/23	$11,593	$10,918	$11,140
5/31/23	$11,594	$10,875	$11,188
6/30/23	$11,633	$10,869	$11,236
7/31/23	$11,719	$10,872	$11,285
8/31/23	$11,733	$10,858	$11,336
9/30/23	$11,662	$10,671	$11,387
10/31/23	$11,564	$10,595	$11,439
11/30/23	$11,919	$10,960	$11,490
12/31/23	$12,163	$11,310	$11,543
1/31/24	$12,223	$11,288	$11,596
2/29/24	$12,234	$11,210	$11,645
3/31/24	$12,354	$11,311	$11,699
4/30/24	$12,299	$11,129	$11,751
5/31/24	$12,425	$11,228	$11,805
6/30/24	$12,441	$11,325	$11,854
7/31/24	$12,587	$11,544	$11,912
8/31/24	$12,686	$11,670	$11,967
9/30/24	$12,829	$11,806	$12,018
10/31/24	$12,769	$11,646	$12,068
11/30/24	$12,922	$11,784	$12,116
12/31/24	$12,943	$11,694	$12,163
1/31/25	$13,044	$11,739	$12,208
2/28/25	$13,189	$11,881	$12,250
3/31/25	$13,238	$11,831	$12,295
4/30/25	$13,221	$11,948	$12,340
5/31/25	$13,245	$11,908	$12,386
6/30/25	$13,465	$12,022	$12,430
7/31/25	$13,465	$12,013	$12,477
8/31/25	$13,668	$12,078	$12,524
9/30/25	$13,775	$12,167	$12,569
10/31/25	$13,918	$12,263	$12,614
11/30/25	$13,968	$12,289	$12,656
12/31/25	$14,053	$12,263	$12,697
1/31/26	$14,142	$12,292	$12,738
2/28/26	$14,179	$12,465	$12,774
3/31/26	$13,908	$12,244	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.06%	2.24%	3.35%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,611,902
# of Portfolio Holdings	2,130
Portfolio Turnover Rate	824%
Total Net Advisory Fees Paid During the Reporting Period	$13,457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	68.3%
Corporate Bonds & Notes	20.4%
Sovereign Issues	20.4%
Asset-Backed Securities	12.7%
U.S. Treasury Obligations	10.6%
Non-Agency Mortgage-Backed Securities	6.5%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.3%
Affiliated Investments	20.9%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(76.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PUBRX

PIMCO Dynamic Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4586TSRAR_033126

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$528	5.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, contributed to relative performance versus the FTSE STRIPS Index, 20+ Year Sub-Index (“Index”), as the curve steepened.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Select exposure to emerging market and Latin American market currencies contributed to relative performance versus the Index, as the currency strengthened versus the U.S. dollar.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$988,326	$1,003,838	$991,128
5/31/16	$1,002,068	$1,004,096	$1,006,011
6/30/16	$1,095,704	$1,022,137	$1,099,406
7/31/16	$1,133,812	$1,028,599	$1,138,810
8/31/16	$1,124,381	$1,027,423	$1,126,226
9/30/16	$1,100,890	$1,026,821	$1,092,977
10/31/16	$1,032,886	$1,018,967	$1,026,720
11/30/16	$915,793	$994,865	$920,008
12/31/16	$909,265	$996,268	$911,942
1/31/17	$916,394	$998,223	$916,663
2/28/17	$939,589	$1,004,932	$937,350
3/31/17	$928,477	$1,004,405	$927,338
4/30/17	$948,082	$1,012,156	$944,052
5/31/17	$972,878	$1,019,947	$973,502
6/30/17	$989,010	$1,018,920	$984,510
7/31/17	$975,967	$1,023,305	$970,714
8/31/17	$1,022,214	$1,032,484	$1,020,336
9/30/17	$991,505	$1,027,566	$991,639
10/31/17	$992,468	$1,028,161	$991,090
11/30/17	$1,007,479	$1,026,841	$1,005,951
12/31/17	$1,034,853	$1,031,554	$1,035,241
1/31/18	$994,538	$1,019,674	$992,492
2/28/18	$947,524	$1,010,008	$945,730
3/31/18	$985,122	$1,016,485	$987,813
4/30/18	$957,506	$1,008,925	$962,708
5/31/18	$982,046	$1,016,126	$991,769
6/30/18	$992,318	$1,014,876	$996,477
7/31/18	$972,367	$1,015,117	$972,935
8/31/18	$986,717	$1,021,649	$992,459
9/30/18	$947,689	$1,015,070	$949,129
10/31/18	$901,241	$1,007,049	$899,535
11/30/18	$921,956	$1,013,060	$918,322
12/31/18	$993,390	$1,031,671	$989,114
1/31/19	$1,000,704	$1,042,627	$994,641
2/28/19	$981,044	$1,042,023	$976,092
3/31/19	$1,057,533	$1,062,032	$1,051,912
4/30/19	$1,024,872	$1,062,304	$1,022,493
5/31/19	$1,122,260	$1,081,161	$1,120,524
6/30/19	$1,129,873	$1,094,739	$1,135,128
7/31/19	$1,136,176	$1,097,147	$1,137,757
8/31/19	$1,312,813	$1,125,576	$1,316,755
9/30/19	$1,264,338	$1,119,581	$1,271,185
10/31/19	$1,240,609	$1,122,953	$1,253,339
11/30/19	$1,237,557	$1,122,381	$1,248,333
12/31/19	$1,178,370	$1,121,599	$1,194,603
1/31/20	$1,301,906	$1,143,184	$1,309,951
2/29/20	$1,419,880	$1,163,759	$1,433,699
3/31/20	$1,533,290	$1,156,911	$1,550,947
4/30/20	$1,555,469	$1,177,476	$1,587,256
5/31/20	$1,510,768	$1,182,959	$1,533,064
6/30/20	$1,522,088	$1,190,410	$1,541,111
7/31/20	$1,619,900	$1,208,191	$1,639,699
8/31/20	$1,505,854	$1,198,439	$1,536,816
9/30/20	$1,522,375	$1,197,782	$1,543,411
10/31/20	$1,454,144	$1,192,434	$1,480,889
11/30/20	$1,492,412	$1,204,134	$1,508,412
12/31/20	$1,469,757	$1,205,794	$1,484,462
1/31/21	$1,401,901	$1,197,148	$1,400,858
2/28/21	$1,294,919	$1,179,861	$1,273,967
3/31/21	$1,207,078	$1,165,128	$1,202,337
4/30/21	$1,247,390	$1,174,333	$1,246,473
5/31/21	$1,246,528	$1,178,169	$1,252,832
6/30/21	$1,324,098	$1,186,447	$1,326,477
7/31/21	$1,388,313	$1,199,713	$1,389,452
8/31/21	$1,384,004	$1,197,429	$1,386,084
9/30/21	$1,333,360	$1,187,061	$1,330,799
10/31/21	$1,385,867	$1,186,734	$1,386,633
11/30/21	$1,438,412	$1,190,245	$1,442,748
12/31/21	$1,395,924	$1,187,200	$1,408,282
1/31/22	$1,329,907	$1,161,622	$1,336,039
2/28/22	$1,298,187	$1,148,663	$1,293,321
3/31/22	$1,221,379	$1,116,751	$1,218,490
4/30/22	$1,068,609	$1,074,373	$1,068,218
5/31/22	$1,025,899	$1,081,300	$1,023,730
6/30/22	$1,006,723	$1,064,336	$1,013,508
7/31/22	$1,033,314	$1,090,343	$1,029,714
8/31/22	$981,090	$1,059,533	$975,058
9/30/22	$874,046	$1,013,755	$871,821
10/31/22	$790,497	$1,000,624	$792,028
11/30/22	$867,823	$1,037,423	$870,642
12/31/22	$839,819	$1,032,743	$841,992
1/31/23	$928,295	$1,064,515	$932,356
2/28/23	$871,852	$1,036,991	$870,947
3/31/23	$917,622	$1,063,333	$918,968
4/30/23	$919,439	$1,069,778	$920,203
5/31/23	$882,212	$1,058,130	$883,683
6/30/23	$892,025	$1,054,356	$894,323
7/31/23	$860,226	$1,053,621	$859,787
8/31/23	$819,973	$1,046,891	$816,999
9/30/23	$727,336	$1,020,288	$721,896
10/31/23	$665,678	$1,004,186	$660,682
11/30/23	$765,638	$1,049,662	$760,978
12/31/23	$863,061	$1,089,842	$859,980
1/31/24	$830,481	$1,086,849	$818,881
2/29/24	$809,554	$1,071,494	$798,143
3/31/24	$819,895	$1,081,388	$804,397
4/30/24	$742,026	$1,054,074	$730,671
5/31/24	$772,944	$1,071,944	$759,279
6/30/24	$787,864	$1,082,092	$775,907
7/31/24	$822,916	$1,107,367	$809,290
8/31/24	$848,523	$1,123,279	$835,056
9/30/24	$870,327	$1,138,319	$855,511
10/31/24	$806,631	$1,110,090	$793,325
11/30/24	$829,055	$1,121,827	$814,056
12/31/24	$754,192	$1,103,468	$739,377
1/31/25	$758,124	$1,109,322	$737,132
2/28/25	$820,043	$1,133,729	$798,029
3/31/25	$800,935	$1,134,155	$776,783
4/30/25	$772,568	$1,138,613	$750,378
5/31/25	$735,888	$1,130,460	$713,985
6/30/25	$764,940	$1,147,843	$740,927
7/31/25	$755,037	$1,144,815	$728,570
8/31/25	$746,249	$1,158,507	$717,579
9/30/25	$793,698	$1,171,145	$762,533
10/31/25	$812,480	$1,178,462	$778,668
11/30/25	$810,290	$1,185,785	$776,090
12/31/25	$776,834	$1,184,031	$745,165
1/31/26	$779,128	$1,185,295	$739,343
2/28/26	$831,831	$1,204,706	$789,321
3/31/26	$776,677	$1,183,475	$741,769

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(3.03%)	(8.44%)	(2.50%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE STRIPS Index, 20+ Year Sub-Index	(4.51%)	(9.21%)	(2.94%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$493,220
# of Portfolio Holdings	593
Portfolio Turnover Rate	145%
Total Net Advisory Fees Paid During the Reporting Period	$1,110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	193.7%
U.S. Government Agencies	22.6%
Asset-Backed Securities	7.9%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.0%
Short-Term Instruments	0.4%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(133.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS1890TSRAR_033126

I-2: PEDPX

PIMCO Extended Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$546	5.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, contributed to relative performance versus the FTSE STRIPS Index, 20+ Year Sub-Index (“Index”), as the curve steepened.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Select exposure to emerging market and Latin American market currencies contributed to relative performance versus the Index, as the currency strengthened versus the U.S. dollar.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$988,238	$1,003,838	$991,128
5/31/16	$1,001,893	$1,004,096	$1,006,011
6/30/16	$1,095,425	$1,022,137	$1,099,406
7/31/16	$1,133,425	$1,028,599	$1,138,810
8/31/16	$1,123,905	$1,027,423	$1,126,226
9/30/16	$1,100,324	$1,026,821	$1,092,977
10/31/16	$1,032,270	$1,018,967	$1,026,720
11/30/16	$915,134	$994,865	$920,008
12/31/16	$908,530	$996,268	$911,942
1/31/17	$915,559	$998,223	$916,663
2/28/17	$938,662	$1,004,932	$937,350
3/31/17	$927,497	$1,004,405	$927,338
4/30/17	$947,009	$1,012,156	$944,052
5/31/17	$971,696	$1,019,947	$973,502
6/30/17	$987,722	$1,018,920	$984,510
7/31/17	$974,619	$1,023,305	$970,714
8/31/17	$1,020,718	$1,032,484	$1,020,336
9/30/17	$989,966	$1,027,566	$991,639
10/31/17	$990,846	$1,028,161	$991,090
11/30/17	$1,005,750	$1,026,841	$1,005,951
12/31/17	$1,032,987	$1,031,554	$1,035,241
1/31/18	$992,662	$1,019,674	$992,492
2/28/18	$945,663	$1,010,008	$945,730
3/31/18	$983,103	$1,016,485	$987,813
4/30/18	$955,468	$1,008,925	$962,708
5/31/18	$979,875	$1,016,126	$991,769
6/30/18	$990,041	$1,014,876	$996,477
7/31/18	$970,056	$1,015,117	$972,935
8/31/18	$984,282	$1,021,649	$992,459
9/30/18	$945,279	$1,015,070	$949,129
10/31/18	$898,871	$1,007,049	$899,535
11/30/18	$919,458	$1,013,060	$918,322
12/31/18	$990,621	$1,031,671	$989,114
1/31/19	$997,835	$1,042,627	$994,641
2/28/19	$978,159	$1,042,023	$976,092
3/31/19	$1,054,334	$1,062,032	$1,051,912
4/30/19	$1,021,687	$1,062,304	$1,022,493
5/31/19	$1,118,676	$1,081,161	$1,120,524
6/30/19	$1,126,181	$1,094,739	$1,135,128
7/31/19	$1,132,369	$1,097,147	$1,137,757
8/31/19	$1,308,303	$1,125,576	$1,316,755
9/30/19	$1,259,899	$1,119,581	$1,271,185
10/31/19	$1,236,148	$1,122,953	$1,253,339
11/30/19	$1,233,003	$1,122,381	$1,248,333
12/31/19	$1,173,926	$1,121,599	$1,194,603
1/31/20	$1,296,888	$1,143,184	$1,309,951
2/29/20	$1,414,313	$1,163,759	$1,433,699
3/31/20	$1,527,159	$1,156,911	$1,550,947
4/30/20	$1,549,128	$1,177,476	$1,587,256
5/31/20	$1,504,476	$1,182,959	$1,533,064
6/30/20	$1,515,634	$1,190,410	$1,541,111
7/31/20	$1,612,888	$1,208,191	$1,639,699
8/31/20	$1,499,214	$1,198,439	$1,536,816
9/30/20	$1,515,540	$1,197,782	$1,543,411
10/31/20	$1,447,497	$1,192,434	$1,480,889
11/30/20	$1,485,471	$1,204,134	$1,508,412
12/31/20	$1,462,774	$1,205,794	$1,484,462
1/31/21	$1,395,131	$1,197,148	$1,400,858
2/28/21	$1,288,562	$1,179,861	$1,273,967
3/31/21	$1,201,048	$1,165,128	$1,202,337
4/30/21	$1,241,044	$1,174,333	$1,246,473
5/31/21	$1,240,087	$1,178,169	$1,252,832
6/30/21	$1,317,150	$1,186,447	$1,326,477
7/31/21	$1,380,906	$1,199,713	$1,389,452
8/31/21	$1,376,507	$1,197,429	$1,386,084
9/30/21	$1,326,021	$1,187,061	$1,330,799
10/31/21	$1,378,135	$1,186,734	$1,386,633
11/30/21	$1,430,275	$1,190,245	$1,442,748
12/31/21	$1,387,900	$1,187,200	$1,408,282
1/31/22	$1,322,155	$1,161,622	$1,336,039
2/28/22	$1,290,523	$1,148,663	$1,293,321
3/31/22	$1,214,072	$1,116,751	$1,218,490
4/30/22	$1,062,112	$1,074,373	$1,068,218
5/31/22	$1,019,577	$1,081,300	$1,023,730
6/30/22	$1,000,441	$1,064,336	$1,013,508
7/31/22	$1,026,780	$1,090,343	$1,029,714
8/31/22	$974,806	$1,059,533	$975,058
9/30/22	$868,367	$1,013,755	$871,821
10/31/22	$785,298	$1,000,624	$792,028
11/30/22	$862,048	$1,037,423	$870,642
12/31/22	$834,151	$1,032,743	$841,992
1/31/23	$921,958	$1,064,515	$932,356
2/28/23	$865,832	$1,036,991	$870,947
3/31/23	$911,201	$1,063,333	$918,968
4/30/23	$912,935	$1,069,778	$920,203
5/31/23	$875,897	$1,058,130	$883,683
6/30/23	$885,562	$1,054,356	$894,323
7/31/23	$853,926	$1,053,621	$859,787
8/31/23	$813,898	$1,046,891	$816,999
9/30/23	$721,886	$1,020,288	$721,896
10/31/23	$660,629	$1,004,186	$660,682
11/30/23	$759,765	$1,049,662	$760,978
12/31/23	$856,368	$1,089,842	$859,980
1/31/24	$823,972	$1,086,849	$818,881
2/29/24	$803,145	$1,071,494	$798,143
3/31/24	$813,336	$1,081,388	$804,397
4/30/24	$736,028	$1,054,074	$730,671
5/31/24	$766,626	$1,071,944	$759,279
6/30/24	$781,362	$1,082,092	$775,907
7/31/24	$816,059	$1,107,367	$809,290
8/31/24	$841,379	$1,123,279	$835,056
9/30/24	$862,930	$1,138,319	$855,511
10/31/24	$799,704	$1,110,090	$793,325
11/30/24	$821,868	$1,121,827	$814,056
12/31/24	$747,586	$1,103,468	$739,377
1/31/25	$751,419	$1,109,322	$737,132
2/28/25	$812,730	$1,133,729	$798,029
3/31/25	$793,730	$1,134,155	$776,783
4/30/25	$765,557	$1,138,613	$750,378
5/31/25	$729,144	$1,130,460	$713,985
6/30/25	$757,872	$1,147,843	$740,927
7/31/25	$747,996	$1,144,815	$728,570
8/31/25	$739,224	$1,158,507	$717,579
9/30/25	$786,163	$1,171,145	$762,533
10/31/25	$804,695	$1,178,462	$778,668
11/30/25	$802,465	$1,185,785	$776,090
12/31/25	$769,263	$1,184,031	$745,165
1/31/26	$771,469	$1,185,295	$739,343
2/28/26	$823,591	$1,204,706	$789,321
3/31/26	$768,920	$1,183,475	$741,769

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(3.13%)	(8.53%)	(2.59%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE STRIPS Index, 20+ Year Sub-Index	(4.51%)	(9.21%)	(2.94%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$493,220
# of Portfolio Holdings	593
Portfolio Turnover Rate	145%
Total Net Advisory Fees Paid During the Reporting Period	$1,110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	193.7%
U.S. Government Agencies	22.6%
Asset-Backed Securities	7.9%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.0%
Short-Term Instruments	0.4%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(133.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.43% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEDPX

PIMCO Extended Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS1934TSRAR_033126

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$291	2.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$9,627	$10,000	$10,000
4/30/16	$9,651	$10,038	$10,011
5/31/16	$9,661	$10,041	$10,024
6/30/16	$9,732	$10,221	$10,090
7/31/16	$9,748	$10,286	$10,112
8/31/16	$9,758	$10,274	$10,128
9/30/16	$9,792	$10,268	$10,154
10/31/16	$9,770	$10,190	$10,140
11/30/16	$9,608	$9,949	$9,983
12/31/16	$9,618	$9,963	$9,981
1/31/17	$9,613	$9,982	$9,970
2/28/17	$9,668	$10,049	$10,013
3/31/17	$9,662	$10,044	$10,009
4/30/17	$9,703	$10,122	$10,058
5/31/17	$9,765	$10,199	$10,120
6/30/17	$9,706	$10,189	$10,069
7/31/17	$9,768	$10,233	$10,115
8/31/17	$9,812	$10,325	$10,174
9/30/17	$9,805	$10,276	$10,164
10/31/17	$9,779	$10,282	$10,159
11/30/17	$9,753	$10,268	$10,144
12/31/17	$9,776	$10,316	$10,167
1/31/18	$9,644	$10,197	$10,055
2/28/18	$9,566	$10,100	$9,973
3/31/18	$9,631	$10,165	$10,037
4/30/18	$9,579	$10,089	$9,996
5/31/18	$9,646	$10,161	$10,072
6/30/18	$9,658	$10,149	$10,080
7/31/18	$9,667	$10,151	$10,080
8/31/18	$9,720	$10,216	$10,134
9/30/18	$9,660	$10,151	$10,074
10/31/18	$9,574	$10,070	$9,999
11/30/18	$9,670	$10,131	$10,086
12/31/18	$9,817	$10,317	$10,271
1/31/19	$9,903	$10,426	$10,354
2/28/19	$9,901	$10,420	$10,348
3/31/19	$10,035	$10,620	$10,485
4/30/19	$10,023	$10,623	$10,475
5/31/19	$10,129	$10,812	$10,607
6/30/19	$10,217	$10,947	$10,693
7/31/19	$10,259	$10,971	$10,726
8/31/19	$10,332	$11,256	$10,813
9/30/19	$10,345	$11,196	$10,814
10/31/19	$10,387	$11,230	$10,859
11/30/19	$10,392	$11,224	$10,857
12/31/19	$10,418	$11,216	$10,872
1/31/20	$10,443	$11,432	$10,924
2/29/20	$10,532	$11,638	$11,023
3/31/20	$10,684	$11,569	$11,202
4/30/20	$10,815	$11,775	$11,270
5/31/20	$10,843	$11,830	$11,282
6/30/20	$10,850	$11,904	$11,267
7/31/20	$10,836	$12,082	$11,239
8/31/20	$10,868	$11,984	$11,232
9/30/20	$10,873	$11,978	$11,231
10/31/20	$10,896	$11,924	$11,232
11/30/20	$10,929	$12,041	$11,252
12/31/20	$10,974	$12,058	$11,272
1/31/21	$10,996	$11,971	$11,252
2/28/21	$10,942	$11,799	$11,189
3/31/21	$10,915	$11,651	$11,162
4/30/21	$10,975	$11,743	$11,201
5/31/21	$10,909	$11,782	$11,164
6/30/21	$10,925	$11,864	$11,160
7/31/21	$10,950	$11,997	$11,193
8/31/21	$10,953	$11,974	$11,183
9/30/21	$10,938	$11,871	$11,160
10/31/21	$10,904	$11,867	$11,124
11/30/21	$10,880	$11,902	$11,119
12/31/21	$10,860	$11,872	$11,109
1/31/22	$10,734	$11,616	$10,974
2/28/22	$10,663	$11,487	$10,911
3/31/22	$10,347	$11,168	$10,648
4/30/22	$9,960	$10,744	$10,303
5/31/22	$10,101	$10,813	$10,421
6/30/22	$9,863	$10,643	$10,234
7/31/22	$10,161	$10,903	$10,563
8/31/22	$9,839	$10,595	$10,235
9/30/22	$9,287	$10,138	$9,709
10/31/22	$9,183	$10,006	$9,628
11/30/22	$9,523	$10,374	$9,990
12/31/22	$9,415	$10,327	$9,913
1/31/23	$9,760	$10,645	$10,239
2/28/23	$9,539	$10,370	$9,983
3/31/23	$9,708	$10,633	$10,171
4/30/23	$9,749	$10,698	$10,229
5/31/23	$9,668	$10,581	$10,150
6/30/23	$9,668	$10,544	$10,119
7/31/23	$9,662	$10,536	$10,122
8/31/23	$9,595	$10,469	$10,048
9/30/23	$9,321	$10,203	$9,738
10/31/23	$9,127	$10,042	$9,552
11/30/23	$9,594	$10,497	$10,029
12/31/23	$9,971	$10,898	$10,449
1/31/24	$9,947	$10,868	$10,398
2/29/24	$9,831	$10,715	$10,230
3/31/24	$9,950	$10,814	$10,338
4/30/24	$9,688	$10,541	$10,060
5/31/24	$9,877	$10,719	$10,239
6/30/24	$9,964	$10,821	$10,343
7/31/24	$10,205	$11,074	$10,594
8/31/24	$10,342	$11,233	$10,753
9/30/24	$10,441	$11,383	$10,856
10/31/24	$10,127	$11,101	$10,573
11/30/24	$10,272	$11,218	$10,708
12/31/24	$10,109	$11,035	$10,549
1/31/25	$10,189	$11,093	$10,608
2/28/25	$10,446	$11,337	$10,865
3/31/25	$10,455	$11,342	$10,874
4/30/25	$10,454	$11,386	$10,882
5/31/25	$10,354	$11,305	$10,798
6/30/25	$10,557	$11,478	$10,984
7/31/25	$10,500	$11,448	$10,942
8/31/25	$10,704	$11,585	$11,113
9/30/25	$10,771	$11,711	$11,224
10/31/25	$10,855	$11,785	$11,317
11/30/25	$10,923	$11,858	$11,384
12/31/25	$10,939	$11,840	$11,401
1/31/26	$11,008	$11,853	$11,467
2/28/26	$11,217	$12,047	$11,649
3/31/26	$11,030	$11,835	$11,472

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.50%	0.21%	1.37%
Class A (including sales charge)	1.50%	(0.55%)	0.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS4055TSRAR_033126

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$366	3.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,018	$10,038	$10,011
5/31/16	$10,022	$10,041	$10,024
6/30/16	$10,090	$10,221	$10,090
7/31/16	$10,100	$10,286	$10,112
8/31/16	$10,105	$10,274	$10,128
9/30/16	$10,133	$10,268	$10,154
10/31/16	$10,104	$10,190	$10,140
11/30/16	$9,930	$9,949	$9,983
12/31/16	$9,933	$9,963	$9,981
1/31/17	$9,922	$9,982	$9,970
2/28/17	$9,973	$10,049	$10,013
3/31/17	$9,960	$10,044	$10,009
4/30/17	$9,996	$10,122	$10,058
5/31/17	$10,055	$10,199	$10,120
6/30/17	$9,987	$10,189	$10,069
7/31/17	$10,044	$10,233	$10,115
8/31/17	$10,084	$10,325	$10,174
9/30/17	$10,070	$10,276	$10,164
10/31/17	$10,037	$10,282	$10,159
11/30/17	$10,004	$10,268	$10,144
12/31/17	$10,021	$10,316	$10,167
1/31/18	$9,880	$10,197	$10,055
2/28/18	$9,794	$10,100	$9,973
3/31/18	$9,855	$10,165	$10,037
4/30/18	$9,795	$10,089	$9,996
5/31/18	$9,857	$10,161	$10,072
6/30/18	$9,863	$10,149	$10,080
7/31/18	$9,866	$10,151	$10,080
8/31/18	$9,914	$10,216	$10,134
9/30/18	$9,847	$10,151	$10,074
10/31/18	$9,753	$10,070	$9,999
11/30/18	$9,845	$10,131	$10,086
12/31/18	$9,988	$10,317	$10,271
1/31/19	$10,070	$10,426	$10,354
2/28/19	$10,061	$10,420	$10,348
3/31/19	$10,191	$10,620	$10,485
4/30/19	$10,173	$10,623	$10,475
5/31/19	$10,274	$10,812	$10,607
6/30/19	$10,357	$10,947	$10,693
7/31/19	$10,393	$10,971	$10,726
8/31/19	$10,460	$11,256	$10,813
9/30/19	$10,467	$11,196	$10,814
10/31/19	$10,503	$11,230	$10,859
11/30/19	$10,502	$11,224	$10,857
12/31/19	$10,521	$11,216	$10,872
1/31/20	$10,539	$11,432	$10,924
2/29/20	$10,623	$11,638	$11,023
3/31/20	$10,770	$11,569	$11,202
4/30/20	$10,896	$11,775	$11,270
5/31/20	$10,917	$11,830	$11,282
6/30/20	$10,917	$11,904	$11,267
7/31/20	$10,896	$12,082	$11,239
8/31/20	$10,921	$11,984	$11,232
9/30/20	$10,919	$11,978	$11,231
10/31/20	$10,935	$11,924	$11,232
11/30/20	$10,962	$12,041	$11,252
12/31/20	$11,000	$12,058	$11,272
1/31/21	$11,015	$11,971	$11,252
2/28/21	$10,955	$11,799	$11,189
3/31/21	$10,921	$11,651	$11,162
4/30/21	$10,973	$11,743	$11,201
5/31/21	$10,901	$11,782	$11,164
6/30/21	$10,910	$11,864	$11,160
7/31/21	$10,928	$11,997	$11,193
8/31/21	$10,924	$11,974	$11,183
9/30/21	$10,903	$11,871	$11,160
10/31/21	$10,861	$11,867	$11,124
11/30/21	$10,831	$11,902	$11,119
12/31/21	$10,804	$11,872	$11,109
1/31/22	$10,672	$11,616	$10,974
2/28/22	$10,595	$11,487	$10,911
3/31/22	$10,275	$11,168	$10,648
4/30/22	$9,884	$10,744	$10,303
5/31/22	$10,018	$10,813	$10,421
6/30/22	$9,776	$10,643	$10,234
7/31/22	$10,065	$10,903	$10,563
8/31/22	$9,740	$10,595	$10,235
9/30/22	$9,187	$10,138	$9,709
10/31/22	$9,078	$10,006	$9,628
11/30/22	$9,409	$10,374	$9,990
12/31/22	$9,296	$10,327	$9,913
1/31/23	$9,631	$10,645	$10,239
2/28/23	$9,407	$10,370	$9,983
3/31/23	$9,567	$10,633	$10,171
4/30/23	$9,602	$10,698	$10,229
5/31/23	$9,517	$10,581	$10,150
6/30/23	$9,510	$10,544	$10,119
7/31/23	$9,499	$10,536	$10,122
8/31/23	$9,427	$10,469	$10,048
9/30/23	$9,152	$10,203	$9,738
10/31/23	$8,956	$10,042	$9,552
11/30/23	$9,409	$10,497	$10,029
12/31/23	$9,772	$10,898	$10,449
1/31/24	$9,742	$10,868	$10,398
2/29/24	$9,623	$10,715	$10,230
3/31/24	$9,734	$10,814	$10,338
4/30/24	$9,471	$10,541	$10,060
5/31/24	$9,649	$10,719	$10,239
6/30/24	$9,728	$10,821	$10,343
7/31/24	$9,958	$11,074	$10,594
8/31/24	$10,085	$11,233	$10,753
9/30/24	$10,175	$11,383	$10,856
10/31/24	$9,863	$11,101	$10,573
11/30/24	$9,998	$11,218	$10,708
12/31/24	$9,833	$11,035	$10,549
1/31/25	$9,905	$11,093	$10,608
2/28/25	$10,149	$11,337	$10,865
3/31/25	$10,151	$11,342	$10,874
4/30/25	$10,144	$11,386	$10,882
5/31/25	$10,041	$11,305	$10,798
6/30/25	$10,231	$11,478	$10,984
7/31/25	$10,169	$11,448	$10,942
8/31/25	$10,360	$11,585	$11,113
9/30/25	$10,419	$11,711	$11,224
10/31/25	$10,493	$11,785	$11,317
11/30/25	$10,553	$11,858	$11,384
12/31/25	$10,561	$11,840	$11,401
1/31/26	$10,621	$11,853	$11,467
2/28/26	$10,816	$12,047	$11,649
3/31/26	$10,630	$11,835	$11,472

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.72%	(0.54%)	0.61%
Class C (including sales charge)	3.72%	(0.54%)	0.61%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS4255TSRAR_033126

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$250	2.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,807	$1,003,838	$1,001,124
5/31/16	$1,004,147	$1,004,096	$1,002,359
6/30/16	$1,011,874	$1,022,137	$1,008,974
7/31/16	$1,013,911	$1,028,599	$1,011,165
8/31/16	$1,015,336	$1,027,423	$1,012,753
9/30/16	$1,019,189	$1,026,821	$1,015,383
10/31/16	$1,017,226	$1,018,967	$1,014,025
11/30/16	$1,000,744	$994,865	$998,296
12/31/16	$1,002,116	$996,268	$998,104
1/31/17	$1,001,960	$998,223	$996,957
2/28/17	$1,007,939	$1,004,932	$1,001,329
3/31/17	$1,007,659	$1,004,405	$1,000,930
4/30/17	$1,012,249	$1,012,156	$1,005,814
5/31/17	$1,019,137	$1,019,947	$1,011,992
6/30/17	$1,013,279	$1,018,920	$1,006,944
7/31/17	$1,020,056	$1,023,305	$1,011,464
8/31/17	$1,025,038	$1,032,484	$1,017,449
9/30/17	$1,024,675	$1,027,566	$1,016,430
10/31/17	$1,022,224	$1,028,161	$1,015,948
11/30/17	$1,019,864	$1,026,841	$1,014,354
12/31/17	$1,022,676	$1,031,554	$1,016,682
1/31/18	$1,009,221	$1,019,674	$1,005,537
2/28/18	$1,001,341	$1,010,008	$997,265
3/31/18	$1,008,515	$1,016,485	$1,003,743
4/30/18	$1,003,367	$1,008,925	$999,607
5/31/18	$1,010,667	$1,016,126	$1,007,161
6/30/18	$1,012,261	$1,014,876	$1,007,985
7/31/18	$1,013,536	$1,015,117	$1,008,026
8/31/18	$1,019,517	$1,021,649	$1,013,373
9/30/18	$1,013,531	$1,015,070	$1,007,432
10/31/18	$1,004,814	$1,007,049	$999,896
11/30/18	$1,015,304	$1,013,060	$1,008,595
12/31/18	$1,031,032	$1,031,671	$1,027,070
1/31/19	$1,040,438	$1,042,627	$1,035,448
2/28/19	$1,040,482	$1,042,023	$1,034,822
3/31/19	$1,054,919	$1,062,032	$1,048,536
4/30/19	$1,054,011	$1,062,304	$1,047,545
5/31/19	$1,065,615	$1,081,161	$1,060,666
6/30/19	$1,075,190	$1,094,739	$1,069,280
7/31/19	$1,079,915	$1,097,147	$1,072,604
8/31/19	$1,087,963	$1,125,576	$1,081,295
9/30/19	$1,089,673	$1,119,581	$1,081,352
10/31/19	$1,094,483	$1,122,953	$1,085,928
11/30/19	$1,095,423	$1,122,381	$1,085,704
12/31/19	$1,098,549	$1,121,599	$1,087,175
1/31/20	$1,101,546	$1,143,184	$1,092,430
2/29/20	$1,111,289	$1,163,759	$1,102,308
3/31/20	$1,127,631	$1,156,911	$1,120,159
4/30/20	$1,141,895	$1,177,476	$1,126,953
5/31/20	$1,145,194	$1,182,959	$1,128,186
6/30/20	$1,146,316	$1,190,410	$1,126,702
7/31/20	$1,145,282	$1,208,191	$1,123,873
8/31/20	$1,148,978	$1,198,439	$1,123,230
9/30/20	$1,149,867	$1,197,782	$1,123,123
10/31/20	$1,152,754	$1,192,434	$1,123,201
11/30/20	$1,156,554	$1,204,134	$1,125,193
12/31/20	$1,161,825	$1,205,794	$1,127,190
1/31/21	$1,164,450	$1,197,148	$1,125,204
2/28/21	$1,159,131	$1,179,861	$1,118,855
3/31/21	$1,156,664	$1,165,128	$1,116,151
4/30/21	$1,163,389	$1,174,333	$1,120,081
5/31/21	$1,156,777	$1,178,169	$1,116,354
6/30/21	$1,158,845	$1,186,447	$1,115,964
7/31/21	$1,161,897	$1,199,713	$1,119,308
8/31/21	$1,162,648	$1,197,429	$1,118,307
9/30/21	$1,161,433	$1,187,061	$1,115,958
10/31/21	$1,158,180	$1,186,734	$1,112,365
11/30/21	$1,156,068	$1,190,245	$1,111,875
12/31/21	$1,154,313	$1,187,200	$1,110,871
1/31/22	$1,141,302	$1,161,622	$1,097,358
2/28/22	$1,134,052	$1,148,663	$1,091,061
3/31/22	$1,100,858	$1,116,751	$1,064,785
4/30/22	$1,060,086	$1,074,373	$1,030,343
5/31/22	$1,075,450	$1,081,300	$1,042,119
6/30/22	$1,050,426	$1,064,336	$1,023,396
7/31/22	$1,082,500	$1,090,343	$1,056,331
8/31/22	$1,048,583	$1,059,533	$1,023,492
9/30/22	$990,142	$1,013,755	$970,949
10/31/22	$979,301	$1,000,624	$962,826
11/30/22	$1,015,890	$1,037,423	$998,973
12/31/22	$1,004,765	$1,032,743	$991,338
1/31/23	$1,041,909	$1,064,515	$1,023,913
2/28/23	$1,018,562	$1,036,991	$998,309
3/31/23	$1,036,988	$1,063,333	$1,017,061
4/30/23	$1,041,672	$1,069,778	$1,022,874
5/31/23	$1,033,420	$1,058,130	$1,014,964
6/30/23	$1,033,757	$1,054,356	$1,011,877
7/31/23	$1,033,481	$1,053,621	$1,012,171
8/31/23	$1,026,658	$1,046,891	$1,004,833
9/30/23	$997,632	$1,020,288	$973,776
10/31/23	$977,212	$1,004,186	$955,170
11/30/23	$1,027,609	$1,049,662	$1,002,894
12/31/23	$1,068,312	$1,089,842	$1,044,878
1/31/24	$1,066,035	$1,086,849	$1,039,826
2/29/24	$1,053,965	$1,071,494	$1,023,018
3/31/24	$1,067,120	$1,081,388	$1,033,831
4/30/24	$1,039,364	$1,054,074	$1,006,032
5/31/24	$1,059,958	$1,071,944	$1,023,852
6/30/24	$1,069,628	$1,082,092	$1,034,327
7/31/24	$1,095,948	$1,107,367	$1,059,412
8/31/24	$1,111,060	$1,123,279	$1,075,260
9/30/24	$1,122,008	$1,138,319	$1,085,634
10/31/24	$1,088,688	$1,110,090	$1,057,302
11/30/24	$1,104,589	$1,121,827	$1,070,809
12/31/24	$1,087,455	$1,103,468	$1,054,890
1/31/25	$1,096,472	$1,109,322	$1,060,833
2/28/25	$1,124,453	$1,133,729	$1,086,504
3/31/25	$1,125,772	$1,134,155	$1,087,381
4/30/25	$1,126,036	$1,138,613	$1,088,242
5/31/25	$1,115,655	$1,130,460	$1,079,766
6/30/25	$1,137,826	$1,147,843	$1,098,374
7/31/25	$1,132,071	$1,144,815	$1,094,160
8/31/25	$1,154,472	$1,158,507	$1,111,265
9/30/25	$1,162,129	$1,171,145	$1,122,421
10/31/25	$1,171,617	$1,178,462	$1,131,701
11/30/25	$1,179,269	$1,185,785	$1,138,350
12/31/25	$1,181,366	$1,184,031	$1,140,091
1/31/26	$1,189,305	$1,185,295	$1,146,730
2/28/26	$1,212,162	$1,204,706	$1,164,876
3/31/26	$1,192,444	$1,183,475	$1,147,242

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.92%	0.61%	1.78%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS0134TSRAR_033126

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$260	2.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,722	$1,003,838	$1,001,124
5/31/16	$1,003,981	$1,004,096	$1,002,359
6/30/16	$1,011,623	$1,022,137	$1,008,974
7/31/16	$1,013,571	$1,028,599	$1,011,165
8/31/16	$1,014,909	$1,027,423	$1,012,753
9/30/16	$1,018,671	$1,026,821	$1,015,383
10/31/16	$1,016,629	$1,018,967	$1,014,025
11/30/16	$1,000,066	$994,865	$998,296
12/31/16	$1,001,348	$996,268	$998,104
1/31/17	$1,001,112	$998,223	$996,957
2/28/17	$1,007,010	$1,004,932	$1,001,329
3/31/17	$1,006,640	$1,004,405	$1,000,930
4/30/17	$1,011,147	$1,012,156	$1,005,814
5/31/17	$1,017,946	$1,019,947	$1,011,992
6/30/17	$1,012,006	$1,018,920	$1,006,944
7/31/17	$1,018,692	$1,023,305	$1,011,464
8/31/17	$1,023,581	$1,032,484	$1,017,449
9/30/17	$1,023,132	$1,027,566	$1,016,430
10/31/17	$1,020,600	$1,028,161	$1,015,948
11/30/17	$1,018,160	$1,026,841	$1,014,354
12/31/17	$1,020,878	$1,031,554	$1,016,682
1/31/18	$1,007,364	$1,019,674	$1,005,537
2/28/18	$999,422	$1,010,008	$997,265
3/31/18	$1,006,494	$1,016,485	$1,003,743
4/30/18	$1,001,276	$1,008,925	$999,607
5/31/18	$1,008,476	$1,016,126	$1,007,161
6/30/18	$1,009,981	$1,014,876	$1,007,985
7/31/18	$1,011,170	$1,015,117	$1,008,026
8/31/18	$1,017,043	$1,021,649	$1,013,373
9/30/18	$1,010,997	$1,015,070	$1,007,432
10/31/18	$1,002,216	$1,007,049	$999,896
11/30/18	$1,012,591	$1,013,060	$1,008,595
12/31/18	$1,028,195	$1,031,671	$1,027,070
1/31/19	$1,037,491	$1,042,627	$1,035,448
2/28/19	$1,037,456	$1,042,023	$1,034,822
3/31/19	$1,051,763	$1,062,032	$1,048,536
4/30/19	$1,050,776	$1,062,304	$1,047,545
5/31/19	$1,062,252	$1,081,161	$1,060,666
6/30/19	$1,071,714	$1,094,739	$1,069,280
7/31/19	$1,076,334	$1,097,147	$1,072,604
8/31/19	$1,084,261	$1,125,576	$1,081,295
9/30/19	$1,085,882	$1,119,581	$1,081,352
10/31/19	$1,090,582	$1,122,953	$1,085,928
11/30/19	$1,091,429	$1,122,381	$1,085,704
12/31/19	$1,094,451	$1,121,599	$1,087,175
1/31/20	$1,097,342	$1,143,184	$1,092,430
2/29/20	$1,106,964	$1,163,759	$1,102,308
3/31/20	$1,123,156	$1,156,911	$1,120,159
4/30/20	$1,137,271	$1,177,476	$1,126,953
5/31/20	$1,140,461	$1,182,959	$1,128,186
6/30/20	$1,141,483	$1,190,410	$1,126,702
7/31/20	$1,140,352	$1,208,191	$1,123,873
8/31/20	$1,143,942	$1,198,439	$1,123,230
9/30/20	$1,144,735	$1,197,782	$1,123,123
10/31/20	$1,147,510	$1,192,434	$1,123,201
11/30/20	$1,151,201	$1,204,134	$1,125,193
12/31/20	$1,156,340	$1,205,794	$1,127,190
1/31/21	$1,158,863	$1,197,148	$1,125,204
2/28/21	$1,153,480	$1,179,861	$1,118,855
3/31/21	$1,150,928	$1,165,128	$1,116,151
4/30/21	$1,157,518	$1,174,333	$1,120,081
5/31/21	$1,150,844	$1,178,169	$1,116,354
6/30/21	$1,152,807	$1,186,447	$1,115,964
7/31/21	$1,155,743	$1,199,713	$1,119,308
8/31/21	$1,156,394	$1,197,429	$1,118,307
9/30/21	$1,155,092	$1,187,061	$1,115,958
10/31/21	$1,151,758	$1,186,734	$1,112,365
11/30/21	$1,149,564	$1,190,245	$1,111,875
12/31/21	$1,147,714	$1,187,200	$1,110,871
1/31/22	$1,134,687	$1,161,622	$1,097,358
2/28/22	$1,127,392	$1,148,663	$1,091,061
3/31/22	$1,094,299	$1,116,751	$1,064,785
4/30/22	$1,053,681	$1,074,373	$1,030,343
5/31/22	$1,068,865	$1,081,300	$1,042,119
6/30/22	$1,043,908	$1,064,336	$1,023,396
7/31/22	$1,075,695	$1,090,343	$1,056,331
8/31/22	$1,041,900	$1,059,533	$1,023,492
9/30/22	$983,744	$1,013,755	$970,949
10/31/22	$972,897	$1,000,624	$962,826
11/30/22	$1,009,167	$1,037,423	$998,973
12/31/22	$998,023	$1,032,743	$991,338
1/31/23	$1,034,835	$1,064,515	$1,023,913
2/28/23	$1,011,570	$1,036,991	$998,309
3/31/23	$1,029,778	$1,063,333	$1,017,061
4/30/23	$1,034,352	$1,069,778	$1,022,874
5/31/23	$1,026,073	$1,058,130	$1,014,964
6/30/23	$1,026,318	$1,054,356	$1,011,877
7/31/23	$1,025,959	$1,053,621	$1,012,171
8/31/23	$1,019,101	$1,046,891	$1,004,833
9/30/23	$990,204	$1,020,288	$973,776
10/31/23	$969,857	$1,004,186	$955,170
11/30/23	$1,019,789	$1,049,662	$1,002,894
12/31/23	$1,060,090	$1,089,842	$1,044,878
1/31/24	$1,057,740	$1,086,849	$1,039,826
2/29/24	$1,045,682	$1,071,494	$1,023,018
3/31/24	$1,058,644	$1,081,388	$1,033,831
4/30/24	$1,031,021	$1,054,074	$1,006,032
5/31/24	$1,051,354	$1,071,944	$1,023,852
6/30/24	$1,060,863	$1,082,092	$1,034,327
7/31/24	$1,086,876	$1,107,367	$1,059,412
8/31/24	$1,101,763	$1,123,279	$1,075,260
9/30/24	$1,112,535	$1,138,319	$1,085,634
10/31/24	$1,079,403	$1,110,090	$1,057,302
11/30/24	$1,095,076	$1,121,827	$1,070,809
12/31/24	$1,077,994	$1,103,468	$1,054,890
1/31/25	$1,086,839	$1,109,322	$1,060,833
2/28/25	$1,114,491	$1,133,729	$1,086,504
3/31/25	$1,115,709	$1,134,155	$1,087,381
4/30/25	$1,115,879	$1,138,613	$1,088,242
5/31/25	$1,105,495	$1,130,460	$1,079,766
6/30/25	$1,127,377	$1,147,843	$1,098,374
7/31/25	$1,121,580	$1,144,815	$1,094,160
8/31/25	$1,143,674	$1,158,507	$1,111,265
9/30/25	$1,151,167	$1,171,145	$1,122,421
10/31/25	$1,160,461	$1,178,462	$1,131,701
11/30/25	$1,167,951	$1,185,785	$1,138,350
12/31/25	$1,169,927	$1,184,031	$1,140,091
1/31/26	$1,177,690	$1,185,295	$1,146,730
2/28/26	$1,200,232	$1,204,706	$1,164,876
3/31/26	$1,180,611	$1,183,475	$1,147,242

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.82%	0.51%	1.67%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS1905TSRAR_033126

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$265	2.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities (“MBS”) positions contributed to relative performance versus the Bloomberg GNMA Index (“Index”), as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  Exposure to senior collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (1/31/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,684	$1,003,838	$1,001,124
5/31/16	$1,003,897	$1,004,096	$1,002,359
6/30/16	$1,011,498	$1,022,137	$1,008,974
7/31/16	$1,013,405	$1,028,599	$1,011,165
8/31/16	$1,014,702	$1,027,423	$1,012,753
9/30/16	$1,018,427	$1,026,821	$1,015,383
10/31/16	$1,016,337	$1,018,967	$1,014,025
11/30/16	$999,745	$994,865	$998,296
12/31/16	$1,000,990	$996,268	$998,104
1/31/17	$1,000,706	$998,223	$996,957
2/28/17	$1,006,563	$1,004,932	$1,001,329
3/31/17	$1,006,156	$1,004,405	$1,000,930
4/30/17	$1,010,615	$1,012,156	$1,005,814
5/31/17	$1,017,363	$1,019,947	$1,011,992
6/30/17	$1,011,390	$1,018,920	$1,006,944
7/31/17	$1,018,025	$1,023,305	$1,011,464
8/31/17	$1,022,867	$1,032,484	$1,017,449
9/30/17	$1,022,379	$1,027,566	$1,016,430
10/31/17	$1,019,803	$1,028,161	$1,015,948
11/30/17	$1,017,323	$1,026,841	$1,014,354
12/31/17	$1,019,998	$1,031,554	$1,016,682
1/31/18	$1,006,449	$1,019,674	$1,005,537
2/28/18	$998,477	$1,010,008	$997,265
3/31/18	$1,005,503	$1,016,485	$1,003,743
4/30/18	$1,000,246	$1,008,925	$999,607
5/31/18	$1,007,396	$1,016,126	$1,007,161
6/30/18	$1,008,861	$1,014,876	$1,007,985
7/31/18	$1,010,004	$1,015,117	$1,008,026
8/31/18	$1,015,835	$1,021,649	$1,013,373
9/30/18	$1,009,746	$1,015,070	$1,007,432
10/31/18	$1,000,934	$1,007,049	$999,896
11/30/18	$1,011,260	$1,013,060	$1,008,595
12/31/18	$1,026,796	$1,031,671	$1,027,070
1/31/19	$1,036,032	$1,042,627	$1,035,448
2/28/19	$1,035,957	$1,042,023	$1,034,822
3/31/19	$1,050,205	$1,062,032	$1,048,536
4/30/19	$1,049,200	$1,062,304	$1,047,545
5/31/19	$1,060,612	$1,081,161	$1,060,666
6/30/19	$1,070,019	$1,094,739	$1,069,280
7/31/19	$1,074,585	$1,097,147	$1,072,604
8/31/19	$1,082,447	$1,125,576	$1,081,295
9/30/19	$1,084,024	$1,119,581	$1,081,352
10/31/19	$1,088,669	$1,122,953	$1,085,928
11/30/19	$1,089,479	$1,122,381	$1,085,704
12/31/19	$1,092,432	$1,121,599	$1,087,175
1/31/20	$1,095,266	$1,143,184	$1,092,430
2/29/20	$1,104,819	$1,163,759	$1,102,308
3/31/20	$1,120,968	$1,156,911	$1,120,159
4/30/20	$1,135,013	$1,177,476	$1,126,953
5/31/20	$1,138,148	$1,182,959	$1,128,186
6/30/20	$1,139,122	$1,190,410	$1,126,702
7/31/20	$1,137,943	$1,208,191	$1,123,873
8/31/20	$1,141,479	$1,198,439	$1,123,230
9/30/20	$1,142,223	$1,197,782	$1,123,123
10/31/20	$1,144,941	$1,192,434	$1,123,201
11/30/20	$1,148,576	$1,204,134	$1,125,193
12/31/20	$1,153,645	$1,205,794	$1,127,190
1/31/21	$1,156,116	$1,197,148	$1,125,204
2/28/21	$1,150,703	$1,179,861	$1,118,855
3/31/21	$1,148,048	$1,165,128	$1,116,151
4/30/21	$1,154,563	$1,174,333	$1,120,081
5/31/21	$1,147,864	$1,178,169	$1,116,354
6/30/21	$1,149,783	$1,186,447	$1,115,964
7/31/21	$1,152,655	$1,199,713	$1,119,308
8/31/21	$1,153,262	$1,197,429	$1,118,307
9/30/21	$1,151,916	$1,187,061	$1,115,958
10/31/21	$1,148,532	$1,186,734	$1,112,365
11/30/21	$1,146,298	$1,190,245	$1,111,875
12/31/21	$1,144,405	$1,187,200	$1,110,871
1/31/22	$1,131,371	$1,161,622	$1,097,358
2/28/22	$1,124,055	$1,148,663	$1,091,061
3/31/22	$1,091,014	$1,116,751	$1,064,785
4/30/22	$1,050,472	$1,074,373	$1,030,343
5/31/22	$1,065,573	$1,081,300	$1,042,119
6/30/22	$1,040,650	$1,064,336	$1,023,396
7/31/22	$1,072,294	$1,090,343	$1,056,331
8/31/22	$1,038,570	$1,059,533	$1,023,492
9/30/22	$980,559	$1,013,755	$970,949
10/31/22	$969,708	$1,000,624	$962,826
11/30/22	$1,005,820	$1,037,423	$998,973
12/31/22	$994,676	$1,032,743	$991,338
1/31/23	$1,031,333	$1,064,515	$1,023,913
2/28/23	$1,008,105	$1,036,991	$998,309
3/31/23	$1,026,204	$1,063,333	$1,017,061
4/30/23	$1,030,722	$1,069,778	$1,022,874
5/31/23	$1,022,430	$1,058,130	$1,014,964
6/30/23	$1,022,630	$1,054,356	$1,011,877
7/31/23	$1,022,236	$1,053,621	$1,012,171
8/31/23	$1,015,359	$1,046,891	$1,004,833
9/30/23	$986,525	$1,020,288	$973,776
10/31/23	$966,215	$1,004,186	$955,170
11/30/23	$1,015,919	$1,049,662	$1,002,894
12/31/23	$1,056,023	$1,089,842	$1,044,878
1/31/24	$1,053,643	$1,086,849	$1,039,826
2/29/24	$1,041,590	$1,071,494	$1,023,018
3/31/24	$1,054,457	$1,081,388	$1,033,831
4/30/24	$1,026,903	$1,054,074	$1,006,032
5/31/24	$1,047,109	$1,071,944	$1,023,852
6/30/24	$1,056,540	$1,082,092	$1,034,327
7/31/24	$1,082,402	$1,107,367	$1,059,412
8/31/24	$1,097,178	$1,123,279	$1,075,260
9/30/24	$1,107,863	$1,138,319	$1,085,634
10/31/24	$1,074,824	$1,110,090	$1,057,302
11/30/24	$1,090,385	$1,121,827	$1,070,809
12/31/24	$1,073,330	$1,103,468	$1,054,890
1/31/25	$1,082,089	$1,109,322	$1,060,833
2/28/25	$1,109,579	$1,133,729	$1,086,504
3/31/25	$1,110,749	$1,134,155	$1,087,381
4/30/25	$1,110,871	$1,138,613	$1,088,242
5/31/25	$1,100,486	$1,130,460	$1,079,766
6/30/25	$1,122,223	$1,147,843	$1,098,374
7/31/25	$1,116,405	$1,144,815	$1,094,160
8/31/25	$1,138,348	$1,158,507	$1,111,265
9/30/25	$1,145,761	$1,171,145	$1,122,421
10/31/25	$1,154,958	$1,178,462	$1,131,701
11/30/25	$1,162,369	$1,185,785	$1,138,350
12/31/25	$1,164,287	$1,184,031	$1,140,091
1/31/26	$1,171,963	$1,185,295	$1,146,730
2/28/26	$1,194,351	$1,204,706	$1,164,876
3/31/26	$1,174,774	$1,183,475	$1,147,242

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.76%	0.46%	1.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,334,311
# of Portfolio Holdings	2,094
Portfolio Turnover Rate	1,297%
Total Net Advisory Fees Paid During the Reporting Period	$3,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	257.2%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.2%
Short-Term Instruments	1.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(163.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.54% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS2211TSRAR_033126

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$9,621	$10,000	$10,000
4/30/16	$9,744	$10,038	$10,122
5/31/16	$9,782	$10,041	$10,118
6/30/16	$9,992	$10,221	$10,348
7/31/16	$10,164	$10,286	$10,484
8/31/16	$10,191	$10,274	$10,505
9/30/16	$10,212	$10,268	$10,476
10/31/16	$10,142	$10,190	$10,386
11/30/16	$9,842	$9,949	$10,103
12/31/16	$9,932	$9,963	$10,165
1/31/17	$9,996	$9,982	$10,199
2/28/17	$10,120	$10,049	$10,312
3/31/17	$10,160	$10,044	$10,296
4/30/17	$10,275	$10,122	$10,399
5/31/17	$10,384	$10,199	$10,511
6/30/17	$10,425	$10,189	$10,539
7/31/17	$10,501	$10,233	$10,616
8/31/17	$10,608	$10,325	$10,705
9/30/17	$10,597	$10,276	$10,681
10/31/17	$10,626	$10,282	$10,717
11/30/17	$10,616	$10,268	$10,707
12/31/17	$10,679	$10,316	$10,792
1/31/18	$10,595	$10,197	$10,692
2/28/18	$10,461	$10,100	$10,530
3/31/18	$10,513	$10,165	$10,563
4/30/18	$10,418	$10,089	$10,466
5/31/18	$10,397	$10,161	$10,519
6/30/18	$10,368	$10,149	$10,470
7/31/18	$10,449	$10,151	$10,545
8/31/18	$10,483	$10,216	$10,599
9/30/18	$10,450	$10,151	$10,563
10/31/18	$10,325	$10,070	$10,415
11/30/18	$10,308	$10,131	$10,408
12/31/18	$10,421	$10,317	$10,565
1/31/19	$10,674	$10,426	$10,793
2/28/19	$10,738	$10,420	$10,816
3/31/19	$10,985	$10,620	$11,080
4/30/19	$11,051	$10,623	$11,134
5/31/19	$11,194	$10,812	$11,298
6/30/19	$11,430	$10,947	$11,553
7/31/19	$11,486	$10,971	$11,613
8/31/19	$11,812	$11,256	$11,976
9/30/19	$11,758	$11,196	$11,897
10/31/19	$11,857	$11,230	$11,965
11/30/19	$11,872	$11,224	$11,988
12/31/19	$11,907	$11,216	$12,022
1/31/20	$12,205	$11,432	$12,304
2/29/20	$12,283	$11,638	$12,471
3/31/20	$11,179	$11,569	$11,644
4/30/20	$11,684	$11,775	$12,177
5/31/20	$11,900	$11,830	$12,375
6/30/20	$12,127	$11,904	$12,601
7/31/20	$12,480	$12,082	$12,990
8/31/20	$12,409	$11,984	$12,825
9/30/20	$12,360	$11,978	$12,790
10/31/20	$12,292	$11,924	$12,762
11/30/20	$12,656	$12,041	$13,087
12/31/20	$12,750	$12,058	$13,147
1/31/21	$12,609	$11,971	$12,990
2/28/21	$12,389	$11,799	$12,765
3/31/21	$12,193	$11,651	$12,561
4/30/21	$12,352	$11,743	$12,695
5/31/21	$12,414	$11,782	$12,786
6/30/21	$12,595	$11,864	$12,979
7/31/21	$12,755	$11,997	$13,147
8/31/21	$12,762	$11,974	$13,116
9/30/21	$12,587	$11,871	$12,975
10/31/21	$12,530	$11,867	$13,004
11/30/21	$12,539	$11,902	$13,015
12/31/21	$12,569	$11,872	$13,004
1/31/22	$12,213	$11,616	$12,587
2/28/22	$11,926	$11,487	$12,350
3/31/22	$11,557	$11,168	$12,039
4/30/22	$11,000	$10,744	$11,408
5/31/22	$11,007	$10,813	$11,510
6/30/22	$10,631	$10,643	$11,209
7/31/22	$10,984	$10,903	$11,549
8/31/22	$10,704	$10,595	$11,223
9/30/22	$10,221	$10,138	$10,654
10/31/22	$10,082	$10,006	$10,544
11/30/22	$10,568	$10,374	$11,068
12/31/22	$10,537	$10,327	$11,020
1/31/23	$10,989	$10,645	$11,441
2/28/23	$10,714	$10,370	$11,096
3/31/23	$10,927	$10,633	$11,401
4/30/23	$11,006	$10,698	$11,490
5/31/23	$10,866	$10,581	$11,330
6/30/23	$10,889	$10,544	$11,365
7/31/23	$10,932	$10,536	$11,400
8/31/23	$10,855	$10,469	$11,318
9/30/23	$10,554	$10,203	$11,024
10/31/23	$10,338	$10,042	$10,828
11/30/23	$10,922	$10,497	$11,442
12/31/23	$11,371	$10,898	$11,922
1/31/24	$11,392	$10,868	$11,901
2/29/24	$11,250	$10,715	$11,729
3/31/24	$11,374	$10,814	$11,873
4/30/24	$11,093	$10,541	$11,578
5/31/24	$11,312	$10,719	$11,789
6/30/24	$11,398	$10,821	$11,867
7/31/24	$11,680	$11,074	$12,146
8/31/24	$11,850	$11,233	$12,335
9/30/24	$12,041	$11,383	$12,545
10/31/24	$11,742	$11,101	$12,242
11/30/24	$11,902	$11,218	$12,398
12/31/24	$11,697	$11,035	$12,164
1/31/25	$11,778	$11,093	$12,232
2/28/25	$12,069	$11,337	$12,481
3/31/25	$12,018	$11,342	$12,451
4/30/25	$12,036	$11,386	$12,459
5/31/25	$11,988	$11,305	$12,450
6/30/25	$12,218	$11,478	$12,678
7/31/25	$12,196	$11,448	$12,684
8/31/25	$12,350	$11,585	$12,818
9/30/25	$12,515	$11,711	$13,003
10/31/25	$12,605	$11,785	$13,061
11/30/25	$12,688	$11,858	$13,142
12/31/25	$12,640	$11,840	$13,117
1/31/26	$12,688	$11,853	$13,138
2/28/26	$12,870	$12,047	$13,315
3/31/26	$12,531	$11,835	$13,054

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.26%	0.55%	2.68%
Class A (including sales charge)	0.38%	(0.22%)	2.28%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4051TSRAR_033126

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$84	0.82%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,957	$1,003,838	$1,012,211
5/31/16	$1,017,038	$1,004,096	$1,011,772
6/30/16	$1,038,961	$1,022,137	$1,034,835
7/31/16	$1,056,941	$1,028,599	$1,048,393
8/31/16	$1,059,970	$1,027,423	$1,050,458
9/30/16	$1,062,217	$1,026,821	$1,047,568
10/31/16	$1,055,121	$1,018,967	$1,038,625
11/30/16	$1,024,056	$994,865	$1,010,303
12/31/16	$1,033,466	$996,268	$1,016,452
1/31/17	$1,040,224	$998,223	$1,019,872
2/28/17	$1,053,324	$1,004,932	$1,031,195
3/31/17	$1,057,615	$1,004,405	$1,029,636
4/30/17	$1,069,731	$1,012,156	$1,039,931
5/31/17	$1,081,199	$1,019,947	$1,051,113
6/30/17	$1,085,609	$1,018,920	$1,053,860
7/31/17	$1,093,624	$1,023,305	$1,061,573
8/31/17	$1,104,937	$1,032,484	$1,070,455
9/30/17	$1,103,960	$1,027,566	$1,068,070
10/31/17	$1,107,037	$1,028,161	$1,071,686
11/30/17	$1,106,169	$1,026,841	$1,070,718
12/31/17	$1,112,839	$1,031,554	$1,079,248
1/31/18	$1,104,293	$1,019,674	$1,069,229
2/28/18	$1,090,453	$1,010,008	$1,053,033
3/31/18	$1,095,934	$1,016,485	$1,056,276
4/30/18	$1,086,226	$1,008,925	$1,046,646
5/31/18	$1,084,166	$1,016,126	$1,051,928
6/30/18	$1,081,228	$1,014,876	$1,047,014
7/31/18	$1,089,824	$1,015,117	$1,054,524
8/31/18	$1,093,527	$1,021,649	$1,059,902
9/30/18	$1,090,203	$1,015,070	$1,056,330
10/31/18	$1,077,360	$1,007,049	$1,041,539
11/30/18	$1,075,653	$1,013,060	$1,040,833
12/31/18	$1,087,644	$1,031,671	$1,056,480
1/31/19	$1,114,130	$1,042,627	$1,079,313
2/28/19	$1,120,995	$1,042,023	$1,081,635
3/31/19	$1,146,898	$1,062,032	$1,107,978
4/30/19	$1,153,963	$1,062,304	$1,113,417
5/31/19	$1,169,003	$1,081,161	$1,129,773
6/30/19	$1,193,773	$1,094,739	$1,155,299
7/31/19	$1,199,741	$1,097,147	$1,161,259
8/31/19	$1,234,026	$1,125,576	$1,197,567
9/30/19	$1,228,486	$1,119,581	$1,189,739
10/31/19	$1,239,014	$1,122,953	$1,196,516
11/30/19	$1,240,674	$1,122,381	$1,198,785
12/31/19	$1,244,580	$1,121,599	$1,202,234
1/31/20	$1,275,895	$1,143,184	$1,230,358
2/29/20	$1,284,149	$1,163,759	$1,247,091
3/31/20	$1,168,832	$1,156,911	$1,164,437
4/30/20	$1,221,794	$1,177,476	$1,217,725
5/31/20	$1,244,590	$1,182,959	$1,237,521
6/30/20	$1,268,466	$1,190,410	$1,260,131
7/31/20	$1,305,610	$1,208,191	$1,298,992
8/31/20	$1,298,252	$1,198,439	$1,282,537
9/30/20	$1,293,342	$1,197,782	$1,279,017
10/31/20	$1,286,375	$1,192,434	$1,276,187
11/30/20	$1,324,591	$1,204,134	$1,308,677
12/31/20	$1,334,673	$1,205,794	$1,314,653
1/31/21	$1,320,029	$1,197,148	$1,299,009
2/28/21	$1,297,183	$1,179,861	$1,276,469
3/31/21	$1,276,769	$1,165,128	$1,256,138
4/30/21	$1,293,571	$1,174,333	$1,269,483
5/31/21	$1,300,277	$1,178,169	$1,278,642
6/30/21	$1,319,314	$1,186,447	$1,297,871
7/31/21	$1,336,261	$1,199,713	$1,314,736
8/31/21	$1,337,194	$1,197,429	$1,311,576
9/30/21	$1,318,959	$1,187,061	$1,297,544
10/31/21	$1,313,172	$1,186,734	$1,300,375
11/30/21	$1,314,263	$1,190,245	$1,301,469
12/31/21	$1,317,636	$1,187,200	$1,300,447
1/31/22	$1,280,491	$1,161,622	$1,258,735
2/28/22	$1,250,515	$1,148,663	$1,234,977
3/31/22	$1,211,989	$1,116,751	$1,203,942
4/30/22	$1,153,705	$1,074,373	$1,140,846
5/31/22	$1,154,543	$1,081,300	$1,150,953
6/30/22	$1,115,313	$1,064,336	$1,120,900
7/31/22	$1,152,444	$1,090,343	$1,154,937
8/31/22	$1,123,194	$1,059,533	$1,122,286
9/30/22	$1,072,658	$1,013,755	$1,065,432
10/31/22	$1,058,256	$1,000,624	$1,054,435
11/30/22	$1,109,376	$1,037,423	$1,106,816
12/31/22	$1,106,230	$1,032,743	$1,102,042
1/31/23	$1,153,797	$1,064,515	$1,144,073
2/28/23	$1,125,093	$1,036,991	$1,109,648
3/31/23	$1,147,660	$1,063,333	$1,140,065
4/30/23	$1,156,036	$1,069,778	$1,149,026
5/31/23	$1,141,500	$1,058,130	$1,133,026
6/30/23	$1,144,009	$1,054,356	$1,136,531
7/31/23	$1,148,727	$1,053,621	$1,140,009
8/31/23	$1,140,714	$1,046,891	$1,131,795
9/30/23	$1,109,257	$1,020,288	$1,102,351
10/31/23	$1,086,665	$1,004,186	$1,082,758
11/30/23	$1,148,235	$1,049,662	$1,144,208
12/31/23	$1,195,599	$1,089,842	$1,192,205
1/31/24	$1,197,942	$1,086,849	$1,190,075
2/29/24	$1,183,173	$1,071,494	$1,172,910
3/31/24	$1,196,299	$1,081,388	$1,187,327
4/30/24	$1,166,958	$1,054,074	$1,157,787
5/31/24	$1,190,110	$1,071,944	$1,178,897
6/30/24	$1,199,274	$1,082,092	$1,186,738
7/31/24	$1,229,086	$1,107,367	$1,214,600
8/31/24	$1,247,178	$1,123,279	$1,233,477
9/30/24	$1,267,478	$1,138,319	$1,254,532
10/31/24	$1,236,111	$1,110,090	$1,224,242
11/30/24	$1,253,090	$1,121,827	$1,239,823
12/31/24	$1,231,676	$1,103,468	$1,216,399
1/31/25	$1,240,441	$1,109,322	$1,223,235
2/28/25	$1,271,235	$1,133,729	$1,248,127
3/31/25	$1,265,993	$1,134,155	$1,245,139
4/30/25	$1,268,002	$1,138,613	$1,245,914
5/31/25	$1,263,094	$1,130,460	$1,244,998
6/30/25	$1,287,459	$1,147,843	$1,267,779
7/31/25	$1,285,371	$1,144,815	$1,268,446
8/31/25	$1,301,761	$1,158,507	$1,281,830
9/30/25	$1,319,312	$1,171,145	$1,300,315
10/31/25	$1,328,982	$1,178,462	$1,306,064
11/30/25	$1,337,826	$1,185,785	$1,314,176
12/31/25	$1,333,016	$1,184,031	$1,311,692
1/31/26	$1,338,196	$1,185,295	$1,313,758
2/28/26	$1,357,567	$1,204,706	$1,331,512
3/31/26	$1,321,920	$1,183,475	$1,305,426

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.42%	0.70%	2.83%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0438TSRAR_033126

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,122	$10,038	$10,122
5/31/16	$10,155	$10,041	$10,118
6/30/16	$10,366	$10,221	$10,348
7/31/16	$10,538	$10,286	$10,484
8/31/16	$10,560	$10,274	$10,505
9/30/16	$10,574	$10,268	$10,476
10/31/16	$10,496	$10,190	$10,386
11/30/16	$10,179	$9,949	$10,103
12/31/16	$10,265	$9,963	$10,165
1/31/17	$10,325	$9,982	$10,199
2/28/17	$10,447	$10,049	$10,312
3/31/17	$10,482	$10,044	$10,296
4/30/17	$10,594	$10,122	$10,399
5/31/17	$10,700	$10,199	$10,511
6/30/17	$10,735	$10,189	$10,539
7/31/17	$10,807	$10,233	$10,616
8/31/17	$10,910	$10,325	$10,705
9/30/17	$10,892	$10,276	$10,681
10/31/17	$10,914	$10,282	$10,717
11/30/17	$10,898	$10,268	$10,707
12/31/17	$10,955	$10,316	$10,792
1/31/18	$10,863	$10,197	$10,692
2/28/18	$10,719	$10,100	$10,530
3/31/18	$10,764	$10,165	$10,563
4/30/18	$10,661	$10,089	$10,466
5/31/18	$10,633	$10,161	$10,519
6/30/18	$10,596	$10,149	$10,470
7/31/18	$10,673	$10,151	$10,545
8/31/18	$10,700	$10,216	$10,599
9/30/18	$10,660	$10,151	$10,563
10/31/18	$10,527	$10,070	$10,415
11/30/18	$10,502	$10,131	$10,408
12/31/18	$10,611	$10,317	$10,565
1/31/19	$10,862	$10,426	$10,793
2/28/19	$10,921	$10,420	$10,816
3/31/19	$11,165	$10,620	$11,080
4/30/19	$11,226	$10,623	$11,134
5/31/19	$11,363	$10,812	$11,298
6/30/19	$11,596	$10,947	$11,553
7/31/19	$11,645	$10,971	$11,613
8/31/19	$11,968	$11,256	$11,976
9/30/19	$11,906	$11,196	$11,897
10/31/19	$11,999	$11,230	$11,965
11/30/19	$12,006	$11,224	$11,988
12/31/19	$12,035	$11,216	$12,022
1/31/20	$12,328	$11,432	$12,304
2/29/20	$12,399	$11,638	$12,471
3/31/20	$11,277	$11,569	$11,644
4/30/20	$11,780	$11,775	$12,177
5/31/20	$11,990	$11,830	$12,375
6/30/20	$12,212	$11,904	$12,601
7/31/20	$12,559	$12,082	$12,990
8/31/20	$12,479	$11,984	$12,825
9/30/20	$12,423	$11,978	$12,790
10/31/20	$12,346	$11,924	$12,762
11/30/20	$12,704	$12,041	$13,087
12/31/20	$12,790	$12,058	$13,147
1/31/21	$12,641	$11,971	$12,990
2/28/21	$12,413	$11,799	$12,765
3/31/21	$12,209	$11,651	$12,561
4/30/21	$12,360	$11,743	$12,695
5/31/21	$12,415	$11,782	$12,786
6/30/21	$12,588	$11,864	$12,979
7/31/21	$12,739	$11,997	$13,147
8/31/21	$12,739	$11,974	$13,116
9/30/21	$12,556	$11,871	$12,975
10/31/21	$12,491	$11,867	$13,004
11/30/21	$12,492	$11,902	$13,015
12/31/21	$12,514	$11,872	$13,004
1/31/22	$12,153	$11,616	$12,587
2/28/22	$11,860	$11,487	$12,350
3/31/22	$11,486	$11,168	$12,039
4/30/22	$10,925	$10,744	$11,408
5/31/22	$10,925	$10,813	$11,510
6/30/22	$10,546	$10,643	$11,209
7/31/22	$10,889	$10,903	$11,549
8/31/22	$10,604	$10,595	$11,223
9/30/22	$10,119	$10,138	$10,654
10/31/22	$9,976	$10,006	$10,544
11/30/22	$10,450	$10,374	$11,068
12/31/22	$10,412	$10,327	$11,020
1/31/23	$10,852	$10,645	$11,441
2/28/23	$10,575	$10,370	$11,096
3/31/23	$10,778	$10,633	$11,401
4/30/23	$10,849	$10,698	$11,490
5/31/23	$10,705	$10,581	$11,330
6/30/23	$10,720	$10,544	$11,365
7/31/23	$10,756	$10,536	$11,400
8/31/23	$10,673	$10,469	$11,318
9/30/23	$10,371	$10,203	$11,024
10/31/23	$10,152	$10,042	$10,828
11/30/23	$10,720	$10,497	$11,442
12/31/23	$11,153	$10,898	$11,922
1/31/24	$11,167	$10,868	$11,901
2/29/24	$11,021	$10,715	$11,729
3/31/24	$11,135	$10,814	$11,873
4/30/24	$10,854	$10,541	$11,578
5/31/24	$11,060	$10,719	$11,789
6/30/24	$11,138	$10,821	$11,867
7/31/24	$11,406	$11,074	$12,146
8/31/24	$11,564	$11,233	$12,335
9/30/24	$11,745	$11,383	$12,545
10/31/24	$11,445	$11,101	$12,242
11/30/24	$11,593	$11,218	$12,398
12/31/24	$11,387	$11,035	$12,164
1/31/25	$11,459	$11,093	$12,232
2/28/25	$11,735	$11,337	$12,481
3/31/25	$11,678	$11,342	$12,451
4/30/25	$11,688	$11,386	$12,459
5/31/25	$11,634	$11,305	$12,450
6/30/25	$11,850	$11,478	$12,678
7/31/25	$11,822	$11,448	$12,684
8/31/25	$11,963	$11,585	$12,818
9/30/25	$12,116	$11,711	$13,003
10/31/25	$12,195	$11,785	$13,061
11/30/25	$12,267	$11,858	$13,142
12/31/25	$12,213	$11,840	$13,117
1/31/26	$12,252	$11,853	$13,138
2/28/26	$12,420	$12,047	$13,315
3/31/26	$12,085	$11,835	$13,054

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.48%	(0.20%)	1.91%
Class C (including sales charge)	2.49%	(0.20%)	1.91%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4251TSRAR_033126

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,169	$1,003,838	$1,012,211
5/31/16	$1,017,461	$1,004,096	$1,011,772
6/30/16	$1,039,604	$1,022,137	$1,034,835
7/31/16	$1,057,818	$1,028,599	$1,048,393
8/31/16	$1,061,075	$1,027,423	$1,050,458
9/30/16	$1,063,557	$1,026,821	$1,047,568
10/31/16	$1,056,663	$1,018,967	$1,038,625
11/30/16	$1,025,761	$994,865	$1,010,303
12/31/16	$1,035,439	$996,268	$1,016,452
1/31/17	$1,042,417	$998,223	$1,019,872
2/28/17	$1,055,745	$1,004,932	$1,031,195
3/31/17	$1,060,284	$1,004,405	$1,029,636
4/30/17	$1,072,635	$1,012,156	$1,039,931
5/31/17	$1,084,361	$1,019,947	$1,051,113
6/30/17	$1,089,022	$1,018,920	$1,053,860
7/31/17	$1,097,278	$1,023,305	$1,061,573
8/31/17	$1,108,862	$1,032,484	$1,070,455
9/30/17	$1,108,117	$1,027,566	$1,068,070
10/31/17	$1,111,434	$1,028,161	$1,071,686
11/30/17	$1,110,790	$1,026,841	$1,070,718
12/31/17	$1,117,731	$1,031,554	$1,079,248
1/31/18	$1,109,376	$1,019,674	$1,069,229
2/28/18	$1,095,682	$1,010,008	$1,053,033
3/31/18	$1,101,429	$1,016,485	$1,056,276
4/30/18	$1,091,891	$1,008,925	$1,046,646
5/31/18	$1,090,052	$1,016,126	$1,051,928
6/30/18	$1,087,346	$1,014,876	$1,047,014
7/31/18	$1,096,216	$1,015,117	$1,054,524
8/31/18	$1,100,197	$1,021,649	$1,059,902
9/30/18	$1,097,056	$1,015,070	$1,056,330
10/31/18	$1,084,364	$1,007,049	$1,041,539
11/30/18	$1,082,884	$1,013,060	$1,040,833
12/31/18	$1,095,180	$1,031,671	$1,056,480
1/31/19	$1,122,077	$1,042,627	$1,079,313
2/28/19	$1,129,208	$1,042,023	$1,081,635
3/31/19	$1,155,541	$1,062,032	$1,107,978
4/30/19	$1,162,896	$1,062,304	$1,113,417
5/31/19	$1,178,307	$1,081,161	$1,129,773
6/30/19	$1,203,502	$1,094,739	$1,155,299
7/31/19	$1,209,773	$1,097,147	$1,161,259
8/31/19	$1,244,618	$1,125,576	$1,197,567
9/30/19	$1,239,266	$1,119,581	$1,189,739
10/31/19	$1,250,149	$1,122,953	$1,196,516
11/30/19	$1,252,091	$1,122,381	$1,198,785
12/31/19	$1,256,298	$1,121,599	$1,202,234
1/31/20	$1,288,185	$1,143,184	$1,230,358
2/29/20	$1,296,765	$1,163,759	$1,247,091
3/31/20	$1,180,564	$1,156,911	$1,164,437
4/30/20	$1,234,304	$1,177,476	$1,217,725
5/31/20	$1,257,597	$1,182,959	$1,237,521
6/30/20	$1,281,984	$1,190,410	$1,260,131
7/31/20	$1,319,818	$1,208,191	$1,298,992
8/31/20	$1,312,640	$1,198,439	$1,282,537
9/30/20	$1,307,947	$1,197,782	$1,279,017
10/31/20	$1,301,187	$1,192,434	$1,276,187
11/30/20	$1,340,109	$1,204,134	$1,308,677
12/31/20	$1,350,622	$1,205,794	$1,314,653
1/31/21	$1,336,059	$1,197,148	$1,299,009
2/28/21	$1,313,190	$1,179,861	$1,276,469
3/31/21	$1,292,801	$1,165,128	$1,256,138
4/30/21	$1,310,132	$1,174,333	$1,269,483
5/31/21	$1,317,186	$1,178,169	$1,278,642
6/30/21	$1,336,744	$1,186,447	$1,297,871
7/31/21	$1,354,229	$1,199,713	$1,314,736
8/31/21	$1,355,453	$1,197,429	$1,311,576
9/30/21	$1,337,248	$1,187,061	$1,297,544
10/31/21	$1,331,667	$1,186,734	$1,300,375
11/30/21	$1,333,048	$1,190,245	$1,301,469
12/31/21	$1,336,772	$1,187,200	$1,300,447
1/31/22	$1,299,348	$1,161,622	$1,258,735
2/28/22	$1,269,176	$1,148,663	$1,234,977
3/31/22	$1,230,338	$1,116,751	$1,203,942
4/30/22	$1,171,427	$1,074,373	$1,140,846
5/31/22	$1,172,519	$1,081,300	$1,150,953
6/30/22	$1,132,914	$1,064,336	$1,120,900
7/31/22	$1,170,873	$1,090,343	$1,154,937
8/31/22	$1,141,404	$1,059,533	$1,122,286
9/30/22	$1,090,293	$1,013,755	$1,065,432
10/31/22	$1,075,868	$1,000,624	$1,054,435
11/30/22	$1,128,069	$1,037,423	$1,106,816
12/31/22	$1,125,127	$1,032,743	$1,102,042
1/31/23	$1,173,738	$1,064,515	$1,144,073
2/28/23	$1,144,759	$1,036,991	$1,109,648
3/31/23	$1,167,980	$1,063,333	$1,140,065
4/30/23	$1,176,729	$1,069,778	$1,149,026
5/31/23	$1,162,178	$1,058,130	$1,133,026
6/30/23	$1,164,987	$1,054,356	$1,136,531
7/31/23	$1,170,022	$1,053,621	$1,140,009
8/31/23	$1,162,104	$1,046,891	$1,131,795
9/30/23	$1,130,299	$1,020,288	$1,102,351
10/31/23	$1,107,510	$1,004,186	$1,082,758
11/30/23	$1,170,496	$1,049,662	$1,144,208
12/31/23	$1,219,042	$1,089,842	$1,192,205
1/31/24	$1,221,678	$1,086,849	$1,190,075
2/29/24	$1,206,856	$1,071,494	$1,172,910
3/31/24	$1,220,503	$1,081,388	$1,187,327
4/30/24	$1,190,815	$1,054,074	$1,157,787
5/31/24	$1,214,713	$1,071,944	$1,178,897
6/30/24	$1,224,301	$1,082,092	$1,186,738
7/31/24	$1,254,999	$1,107,367	$1,214,600
8/31/24	$1,273,759	$1,123,279	$1,233,477
9/30/24	$1,294,740	$1,138,319	$1,254,532
10/31/24	$1,262,968	$1,110,090	$1,224,242
11/30/24	$1,280,593	$1,121,827	$1,239,823
12/31/24	$1,258,964	$1,103,468	$1,216,399
1/31/25	$1,268,199	$1,109,322	$1,223,235
2/28/25	$1,299,927	$1,133,729	$1,248,127
3/31/25	$1,294,823	$1,134,155	$1,245,139
4/30/25	$1,297,141	$1,138,613	$1,245,914
5/31/25	$1,292,402	$1,130,460	$1,244,998
6/30/25	$1,317,592	$1,147,843	$1,267,779
7/31/25	$1,315,734	$1,144,815	$1,268,446
8/31/25	$1,332,802	$1,158,507	$1,281,830
9/30/25	$1,351,039	$1,171,145	$1,300,315
10/31/25	$1,361,249	$1,178,462	$1,306,064
11/30/25	$1,370,570	$1,185,785	$1,314,176
12/31/25	$1,365,940	$1,184,031	$1,311,692
1/31/26	$1,371,543	$1,185,295	$1,313,758
2/28/26	$1,391,662	$1,204,706	$1,331,512
3/31/26	$1,355,399	$1,183,475	$1,305,426

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.68%	0.95%	3.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0056TSRAR_033126

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,084	$1,003,838	$1,012,211
5/31/16	$1,017,291	$1,004,096	$1,011,772
6/30/16	$1,039,346	$1,022,137	$1,034,835
7/31/16	$1,057,466	$1,028,599	$1,048,393
8/31/16	$1,060,631	$1,027,423	$1,050,458
9/30/16	$1,063,019	$1,026,821	$1,047,568
10/31/16	$1,056,044	$1,018,967	$1,038,625
11/30/16	$1,025,078	$994,865	$1,010,303
12/31/16	$1,034,654	$996,268	$1,016,452
1/31/17	$1,041,544	$998,223	$1,019,872
2/28/17	$1,054,781	$1,004,932	$1,031,195
3/31/17	$1,059,221	$1,004,405	$1,029,636
4/30/17	$1,071,479	$1,012,156	$1,039,931
5/31/17	$1,083,102	$1,019,947	$1,051,113
6/30/17	$1,087,664	$1,018,920	$1,053,860
7/31/17	$1,095,825	$1,023,305	$1,061,573
8/31/17	$1,107,301	$1,032,484	$1,070,455
9/30/17	$1,106,464	$1,027,566	$1,068,070
10/31/17	$1,109,685	$1,028,161	$1,071,686
11/30/17	$1,108,951	$1,026,841	$1,070,718
12/31/17	$1,115,783	$1,031,554	$1,079,248
1/31/18	$1,107,352	$1,019,674	$1,069,229
2/28/18	$1,093,599	$1,010,008	$1,053,033
3/31/18	$1,099,240	$1,016,485	$1,056,276
4/30/18	$1,089,633	$1,008,925	$1,046,646
5/31/18	$1,087,706	$1,016,126	$1,051,928
6/30/18	$1,084,915	$1,014,876	$1,047,014
7/31/18	$1,093,676	$1,015,117	$1,054,524
8/31/18	$1,097,545	$1,021,649	$1,059,902
9/30/18	$1,094,331	$1,015,070	$1,056,330
10/31/18	$1,081,581	$1,007,049	$1,041,539
11/30/18	$1,080,006	$1,013,060	$1,040,833
12/31/18	$1,092,180	$1,031,671	$1,056,480
1/31/19	$1,118,913	$1,042,627	$1,079,313
2/28/19	$1,125,938	$1,042,023	$1,081,635
3/31/19	$1,152,099	$1,062,032	$1,107,978
4/30/19	$1,159,340	$1,062,304	$1,113,417
5/31/19	$1,174,729	$1,081,161	$1,129,773
6/30/19	$1,199,761	$1,094,739	$1,155,299
7/31/19	$1,205,911	$1,097,147	$1,161,259
8/31/19	$1,240,535	$1,125,576	$1,197,567
9/30/19	$1,235,106	$1,119,581	$1,189,739
10/31/19	$1,245,848	$1,122,953	$1,196,516
11/30/19	$1,247,678	$1,122,381	$1,198,785
12/31/19	$1,251,765	$1,121,599	$1,202,234
1/31/20	$1,283,426	$1,143,184	$1,230,358
2/29/20	$1,291,876	$1,163,759	$1,247,091
3/31/20	$1,176,012	$1,156,911	$1,164,437
4/30/20	$1,229,447	$1,177,476	$1,217,725
5/31/20	$1,252,544	$1,182,959	$1,237,521
6/30/20	$1,276,729	$1,190,410	$1,260,131
7/31/20	$1,314,291	$1,208,191	$1,298,992
8/31/20	$1,307,040	$1,198,439	$1,282,537
9/30/20	$1,302,259	$1,197,782	$1,279,017
10/31/20	$1,295,414	$1,192,434	$1,276,187
11/30/20	$1,334,060	$1,204,134	$1,308,677
12/31/20	$1,344,399	$1,205,794	$1,314,653
1/31/21	$1,329,804	$1,197,148	$1,299,009
2/28/21	$1,306,941	$1,179,861	$1,276,469
3/31/21	$1,286,539	$1,165,128	$1,256,138
4/30/21	$1,303,673	$1,174,333	$1,269,483
5/31/21	$1,310,587	$1,178,169	$1,278,642
6/30/21	$1,329,939	$1,186,447	$1,297,871
7/31/21	$1,347,218	$1,199,713	$1,314,736
8/31/21	$1,348,326	$1,197,429	$1,311,576
9/30/21	$1,330,105	$1,187,061	$1,297,544
10/31/21	$1,324,442	$1,186,734	$1,300,375
11/30/21	$1,325,708	$1,190,245	$1,301,469
12/31/21	$1,329,291	$1,187,200	$1,300,447
1/31/22	$1,291,974	$1,161,622	$1,258,735
2/28/22	$1,261,876	$1,148,663	$1,234,977
3/31/22	$1,223,157	$1,116,751	$1,203,942
4/30/22	$1,164,489	$1,074,373	$1,140,846
5/31/22	$1,165,481	$1,081,300	$1,150,953
6/30/22	$1,126,020	$1,064,336	$1,120,900
7/31/22	$1,163,652	$1,090,343	$1,154,937
8/31/22	$1,134,266	$1,059,533	$1,122,286
9/30/22	$1,083,379	$1,013,755	$1,065,432
10/31/22	$1,068,960	$1,000,624	$1,054,435
11/30/22	$1,120,733	$1,037,423	$1,106,816
12/31/22	$1,117,708	$1,032,743	$1,102,042
1/31/23	$1,165,908	$1,064,515	$1,144,073
2/28/23	$1,137,036	$1,036,991	$1,109,648
3/31/23	$1,159,998	$1,063,333	$1,140,065
4/30/23	$1,168,598	$1,069,778	$1,149,026
5/31/23	$1,154,051	$1,058,130	$1,133,026
6/30/23	$1,156,738	$1,054,356	$1,136,531
7/31/23	$1,161,647	$1,053,621	$1,140,009
8/31/23	$1,153,689	$1,046,891	$1,131,795
9/30/23	$1,122,019	$1,020,288	$1,102,351
10/31/23	$1,099,306	$1,004,186	$1,082,758
11/30/23	$1,161,731	$1,049,662	$1,144,208
12/31/23	$1,209,810	$1,089,842	$1,192,205
1/31/24	$1,212,328	$1,086,849	$1,190,075
2/29/24	$1,197,524	$1,071,494	$1,172,910
3/31/24	$1,210,964	$1,081,388	$1,187,327
4/30/24	$1,181,410	$1,054,074	$1,157,787
5/31/24	$1,205,011	$1,071,944	$1,178,897
6/30/24	$1,214,429	$1,082,092	$1,186,738
7/31/24	$1,244,775	$1,107,367	$1,214,600
8/31/24	$1,263,269	$1,123,279	$1,233,477
9/30/24	$1,283,978	$1,138,319	$1,254,532
10/31/24	$1,252,364	$1,110,090	$1,224,242
11/30/24	$1,269,733	$1,121,827	$1,239,823
12/31/24	$1,248,178	$1,103,468	$1,216,399
1/31/25	$1,257,225	$1,109,322	$1,223,235
2/28/25	$1,288,582	$1,133,729	$1,248,127
3/31/25	$1,283,421	$1,134,155	$1,245,139
4/30/25	$1,285,614	$1,138,613	$1,245,914
5/31/25	$1,280,806	$1,130,460	$1,244,998
6/30/25	$1,305,668	$1,147,843	$1,267,779
7/31/25	$1,303,716	$1,144,815	$1,268,446
8/31/25	$1,320,513	$1,158,507	$1,281,830
9/30/25	$1,338,476	$1,171,145	$1,300,315
10/31/25	$1,348,470	$1,178,462	$1,306,064
11/30/25	$1,357,599	$1,185,785	$1,314,176
12/31/25	$1,352,896	$1,184,031	$1,311,692
1/31/26	$1,358,330	$1,185,295	$1,313,758
2/28/26	$1,378,150	$1,204,706	$1,331,512
3/31/26	$1,342,129	$1,183,475	$1,305,426

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.57%	0.85%	2.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1909TSRAR_033126

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), as it outperformed the Index.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Security selection within the media sector, specifically underweight exposure to a global media company, contributed to performance versus the Index, as spreads widened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Tactical exposure to emerging markets, specifically overweight exposure to a Latin American chemicals company, detracted from performance versus the Index, as prices fell.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,046	$1,003,838	$1,012,211
5/31/16	$1,017,208	$1,004,096	$1,011,772
6/30/16	$1,039,219	$1,022,137	$1,034,835
7/31/16	$1,057,293	$1,028,599	$1,048,393
8/31/16	$1,060,415	$1,027,423	$1,050,458
9/30/16	$1,062,765	$1,026,821	$1,047,568
10/31/16	$1,055,742	$1,018,967	$1,038,625
11/30/16	$1,024,741	$994,865	$1,010,303
12/31/16	$1,034,278	$996,268	$1,016,452
1/31/17	$1,041,116	$998,223	$1,019,872
2/28/17	$1,054,307	$1,004,932	$1,031,195
3/31/17	$1,058,706	$1,004,405	$1,029,636
4/30/17	$1,070,907	$1,012,156	$1,039,931
5/31/17	$1,082,478	$1,019,947	$1,051,113
6/30/17	$1,086,997	$1,018,920	$1,053,860
7/31/17	$1,095,099	$1,023,305	$1,061,573
8/31/17	$1,106,520	$1,032,484	$1,070,455
9/30/17	$1,105,641	$1,027,566	$1,068,070
10/31/17	$1,108,809	$1,028,161	$1,071,686
11/30/17	$1,108,030	$1,026,841	$1,070,718
12/31/17	$1,114,812	$1,031,554	$1,079,248
1/31/18	$1,106,338	$1,019,674	$1,069,229
2/28/18	$1,092,556	$1,010,008	$1,053,033
3/31/18	$1,098,148	$1,016,485	$1,056,276
4/30/18	$1,088,511	$1,008,925	$1,046,646
5/31/18	$1,086,528	$1,016,126	$1,051,928
6/30/18	$1,083,701	$1,014,876	$1,047,014
7/31/18	$1,092,452	$1,015,117	$1,054,524
8/31/18	$1,096,266	$1,021,649	$1,059,902
9/30/18	$1,093,019	$1,015,070	$1,056,330
10/31/18	$1,080,222	$1,007,049	$1,041,539
11/30/18	$1,078,606	$1,013,060	$1,040,833
12/31/18	$1,090,720	$1,031,671	$1,056,480
1/31/19	$1,117,374	$1,042,627	$1,079,313
2/28/19	$1,124,348	$1,042,023	$1,081,635
3/31/19	$1,150,424	$1,062,032	$1,107,978
4/30/19	$1,157,607	$1,062,304	$1,113,417
5/31/19	$1,172,922	$1,081,161	$1,129,773
6/30/19	$1,197,866	$1,094,739	$1,155,299
7/31/19	$1,203,957	$1,097,147	$1,161,259
8/31/19	$1,238,470	$1,125,576	$1,197,567
9/30/19	$1,233,003	$1,119,581	$1,189,739
10/31/19	$1,243,673	$1,122,953	$1,196,516
11/30/19	$1,245,448	$1,122,381	$1,198,785
12/31/19	$1,249,476	$1,121,599	$1,202,234
1/31/20	$1,281,024	$1,143,184	$1,230,358
2/29/20	$1,289,410	$1,163,759	$1,247,091
3/31/20	$1,173,721	$1,156,911	$1,164,437
4/30/20	$1,226,999	$1,177,476	$1,217,725
5/31/20	$1,249,998	$1,182,959	$1,237,521
6/30/20	$1,274,082	$1,190,410	$1,260,131
7/31/20	$1,311,507	$1,208,191	$1,298,992
8/31/20	$1,304,219	$1,198,439	$1,282,537
9/30/20	$1,299,393	$1,197,782	$1,279,017
10/31/20	$1,292,506	$1,192,434	$1,276,187
11/30/20	$1,331,012	$1,204,134	$1,308,677
12/31/20	$1,341,267	$1,205,794	$1,314,653
1/31/21	$1,326,652	$1,197,148	$1,299,009
2/28/21	$1,303,794	$1,179,861	$1,276,469
3/31/21	$1,283,387	$1,165,128	$1,256,138
4/30/21	$1,300,422	$1,174,333	$1,269,483
5/31/21	$1,307,266	$1,178,169	$1,278,642
6/30/21	$1,326,514	$1,186,447	$1,297,871
7/31/21	$1,343,689	$1,199,713	$1,314,736
8/31/21	$1,344,740	$1,197,429	$1,311,576
9/30/21	$1,326,513	$1,187,061	$1,297,544
10/31/21	$1,320,809	$1,186,734	$1,300,375
11/30/21	$1,322,019	$1,190,245	$1,301,469
12/31/21	$1,325,532	$1,187,200	$1,300,447
1/31/22	$1,288,267	$1,161,622	$1,258,735
2/28/22	$1,258,207	$1,148,663	$1,234,977
3/31/22	$1,219,549	$1,116,751	$1,203,942
4/30/22	$1,161,003	$1,074,373	$1,140,846
5/31/22	$1,161,944	$1,081,300	$1,150,953
6/30/22	$1,122,556	$1,064,336	$1,120,900
7/31/22	$1,160,025	$1,090,343	$1,154,937
8/31/22	$1,130,682	$1,059,533	$1,122,286
9/30/22	$1,079,906	$1,013,755	$1,065,432
10/31/22	$1,065,492	$1,000,624	$1,054,435
11/30/22	$1,117,053	$1,037,423	$1,106,816
12/31/22	$1,113,988	$1,032,743	$1,102,042
1/31/23	$1,161,980	$1,064,515	$1,144,073
2/28/23	$1,133,173	$1,036,991	$1,109,648
3/31/23	$1,156,007	$1,063,333	$1,140,065
4/30/23	$1,164,532	$1,069,778	$1,149,026
5/31/23	$1,149,986	$1,058,130	$1,133,026
6/30/23	$1,152,615	$1,054,356	$1,136,531
7/31/23	$1,157,452	$1,053,621	$1,140,009
8/31/23	$1,149,475	$1,046,891	$1,131,795
9/30/23	$1,117,872	$1,020,288	$1,102,351
10/31/23	$1,095,200	$1,004,186	$1,082,758
11/30/23	$1,157,346	$1,049,662	$1,144,208
12/31/23	$1,205,192	$1,089,842	$1,192,205
1/31/24	$1,207,652	$1,086,849	$1,190,075
2/29/24	$1,192,857	$1,071,494	$1,172,910
3/31/24	$1,206,194	$1,081,388	$1,187,327
4/30/24	$1,176,709	$1,054,074	$1,157,787
5/31/24	$1,200,162	$1,071,944	$1,178,897
6/30/24	$1,209,495	$1,082,092	$1,186,738
7/31/24	$1,239,666	$1,107,367	$1,214,600
8/31/24	$1,258,027	$1,123,279	$1,233,477
9/30/24	$1,278,601	$1,138,319	$1,254,532
10/31/24	$1,247,066	$1,110,090	$1,224,242
11/30/24	$1,264,308	$1,121,827	$1,239,823
12/31/24	$1,242,792	$1,103,468	$1,216,399
1/31/25	$1,251,749	$1,109,322	$1,223,235
2/28/25	$1,282,920	$1,133,729	$1,248,127
3/31/25	$1,277,731	$1,134,155	$1,245,139
4/30/25	$1,279,864	$1,138,613	$1,245,914
5/31/25	$1,275,022	$1,130,460	$1,244,998
6/30/25	$1,299,721	$1,147,843	$1,267,779
7/31/25	$1,297,722	$1,144,815	$1,268,446
8/31/25	$1,314,384	$1,158,507	$1,281,830
9/30/25	$1,332,210	$1,171,145	$1,300,315
10/31/25	$1,342,098	$1,178,462	$1,306,064
11/30/25	$1,351,134	$1,185,785	$1,314,176
12/31/25	$1,346,394	$1,184,031	$1,311,692
1/31/26	$1,351,746	$1,185,295	$1,313,758
2/28/26	$1,371,418	$1,204,706	$1,331,512
3/31/26	$1,335,518	$1,183,475	$1,305,426

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.52%	0.80%	2.94%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,118,877
# of Portfolio Holdings	2,534
Portfolio Turnover Rate	209%
Total Net Advisory Fees Paid During the Reporting Period	$31,925
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	68.5%
U.S. Treasury Obligations	16.0%
U.S. Government Agencies	14.2%
Sovereign Issues	6.1%
Asset-Backed Securities	3.5%
Preferred Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.8%
Loan Participations and Assignments	1.0%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(16.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2187TSRAR_033126

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$259	2.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (9/8/2017), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,749	$10,038	$10,123
5/31/16	$9,779	$10,041	$10,155
6/30/16	$10,272	$10,221	$10,655
7/31/16	$10,569	$10,286	$10,927
8/31/16	$10,575	$10,274	$10,924
9/30/16	$10,485	$10,268	$10,787
10/31/16	$10,219	$10,190	$10,481
11/30/16	$9,567	$9,949	$9,869
12/31/16	$9,639	$9,963	$9,941
1/31/17	$9,749	$9,982	$9,972
2/28/17	$9,956	$10,049	$10,155
3/31/17	$9,924	$10,044	$10,098
4/30/17	$10,083	$10,122	$10,255
5/31/17	$10,281	$10,199	$10,462
6/30/17	$10,379	$10,189	$10,541
7/31/17	$10,424	$10,233	$10,569
8/31/17	$10,643	$10,325	$10,806
9/30/17	$10,558	$10,276	$10,702
10/31/17	$10,597	$10,282	$10,745
11/30/17	$10,658	$10,268	$10,802
12/31/17	$10,824	$10,316	$11,006
1/31/18	$10,627	$10,197	$10,780
2/28/18	$10,315	$10,100	$10,439
3/31/18	$10,475	$10,165	$10,612
4/30/18	$10,276	$10,089	$10,406
5/31/18	$10,357	$10,161	$10,524
6/30/18	$10,349	$10,149	$10,459
7/31/18	$10,378	$10,151	$10,485
8/31/18	$10,463	$10,216	$10,574
9/30/18	$10,307	$10,151	$10,410
10/31/18	$9,992	$10,070	$10,061
11/30/18	$10,034	$10,131	$10,117
12/31/18	$10,367	$10,317	$10,491
1/31/19	$10,568	$10,426	$10,726
2/28/19	$10,535	$10,420	$10,666
3/31/19	$11,031	$10,620	$11,168
4/30/19	$10,968	$10,623	$11,123
5/31/19	$11,428	$10,812	$11,582
6/30/19	$11,676	$10,947	$11,904
7/31/19	$11,789	$10,971	$11,990
8/31/19	$12,660	$11,256	$12,934
9/30/19	$12,424	$11,196	$12,687
10/31/19	$12,379	$11,230	$12,680
11/30/19	$12,409	$11,224	$12,690
12/31/19	$12,241	$11,216	$12,546
1/31/20	$12,935	$11,432	$13,201
2/29/20	$13,434	$11,638	$13,731
3/31/20	$12,863	$11,569	$13,325
4/30/20	$13,469	$11,775	$13,926
5/31/20	$13,518	$11,830	$13,938
6/30/20	$13,829	$11,904	$14,155
7/31/20	$14,540	$12,082	$14,906
8/31/20	$14,028	$11,984	$14,347
9/30/20	$14,069	$11,978	$14,327
10/31/20	$13,807	$11,924	$14,101
11/30/20	$14,315	$12,041	$14,597
12/31/20	$14,359	$12,058	$14,568
1/31/21	$14,057	$11,971	$14,135
2/28/21	$13,482	$11,799	$13,542
3/31/21	$12,933	$11,651	$13,051
4/30/21	$13,231	$11,743	$13,307
5/31/21	$13,275	$11,782	$13,415
6/30/21	$13,781	$11,864	$13,892
7/31/21	$14,186	$11,997	$14,278
8/31/21	$14,154	$11,974	$14,235
9/30/21	$13,844	$11,871	$13,902
10/31/21	$14,013	$11,867	$14,129
11/30/21	$14,220	$11,902	$14,318
12/31/21	$14,083	$11,872	$14,201
1/31/22	$13,510	$11,616	$13,505
2/28/22	$13,158	$11,487	$13,162
3/31/22	$12,629	$11,168	$12,646
4/30/22	$11,503	$10,744	$11,470
5/31/22	$11,342	$10,813	$11,434
6/30/22	$10,954	$10,643	$11,094
7/31/22	$11,336	$10,903	$11,510
8/31/22	$10,901	$10,595	$11,005
9/30/22	$10,020	$10,138	$10,091
10/31/22	$9,599	$10,006	$9,710
11/30/22	$10,320	$10,374	$10,500
12/31/22	$10,157	$10,327	$10,355
1/31/23	$10,867	$10,645	$11,037
2/28/23	$10,393	$10,370	$10,489
3/31/23	$10,781	$10,633	$10,951
4/30/23	$10,835	$10,698	$11,028
5/31/23	$10,575	$10,581	$10,727
6/30/23	$10,649	$10,544	$10,809
7/31/23	$10,517	$10,536	$10,692
8/31/23	$10,284	$10,469	$10,445
9/30/23	$9,660	$10,203	$9,796
10/31/23	$9,222	$10,042	$9,355
11/30/23	$10,082	$10,497	$10,280
12/31/23	$10,884	$10,898	$11,092
1/31/24	$10,759	$10,868	$10,923
2/29/24	$10,547	$10,715	$10,656
3/31/24	$10,722	$10,814	$10,825
4/30/24	$10,173	$10,541	$10,234
5/31/24	$10,471	$10,719	$10,523
6/30/24	$10,571	$10,821	$10,638
7/31/24	$10,956	$11,074	$10,995
8/31/24	$11,165	$11,233	$11,224
9/30/24	$11,432	$11,383	$11,485
10/31/24	$10,893	$11,101	$10,946
11/30/24	$11,141	$11,218	$11,167
12/31/24	$10,603	$11,035	$10,632
1/31/25	$10,701	$11,093	$10,677
2/28/25	$11,210	$11,337	$11,138
3/31/25	$11,113	$11,342	$11,011
4/30/25	$10,923	$11,386	$10,884
5/31/25	$10,733	$11,305	$10,696
6/30/25	$11,048	$11,478	$10,991
7/31/25	$11,008	$11,448	$10,938
8/31/25	$11,095	$11,585	$10,996
9/30/25	$11,445	$11,711	$11,338
10/31/25	$11,597	$11,785	$11,443
11/30/25	$11,649	$11,858	$11,495
12/31/25	$11,486	$11,840	$11,336
1/31/26	$11,507	$11,853	$11,310
2/28/26	$11,910	$12,047	$11,674
3/31/26	$11,378	$11,835	$11,250

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.39%	(2.53%)	1.69%
Class A (including sales charge)	(1.42%)	(3.28%)	1.30%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS8084TSRAR_033126

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$334	3.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (1/15/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,123	$10,038	$10,123
5/31/16	$10,147	$10,041	$10,155
6/30/16	$10,652	$10,221	$10,655
7/31/16	$10,953	$10,286	$10,927
8/31/16	$10,953	$10,274	$10,924
9/30/16	$10,853	$10,268	$10,787
10/31/16	$10,571	$10,190	$10,481
11/30/16	$9,891	$9,949	$9,869
12/31/16	$9,958	$9,963	$9,941
1/31/17	$10,066	$9,982	$9,972
2/28/17	$10,274	$10,049	$10,155
3/31/17	$10,235	$10,044	$10,098
4/30/17	$10,391	$10,122	$10,255
5/31/17	$10,590	$10,199	$10,462
6/30/17	$10,683	$10,189	$10,541
7/31/17	$10,723	$10,233	$10,569
8/31/17	$10,941	$10,325	$10,806
9/30/17	$10,847	$10,276	$10,702
10/31/17	$10,880	$10,282	$10,745
11/30/17	$10,936	$10,268	$10,802
12/31/17	$11,100	$10,316	$11,006
1/31/18	$10,891	$10,197	$10,780
2/28/18	$10,563	$10,100	$10,439
3/31/18	$10,720	$10,165	$10,612
4/30/18	$10,510	$10,089	$10,406
5/31/18	$10,587	$10,161	$10,524
6/30/18	$10,571	$10,149	$10,459
7/31/18	$10,595	$10,151	$10,485
8/31/18	$10,673	$10,216	$10,574
9/30/18	$10,509	$10,151	$10,410
10/31/18	$10,181	$10,070	$10,061
11/30/18	$10,217	$10,131	$10,117
12/31/18	$10,550	$10,317	$10,491
1/31/19	$10,748	$10,426	$10,726
2/28/19	$10,708	$10,420	$10,666
3/31/19	$11,205	$10,620	$11,168
4/30/19	$11,134	$10,623	$11,123
5/31/19	$11,595	$10,812	$11,582
6/30/19	$11,839	$10,947	$11,904
7/31/19	$11,946	$10,971	$11,990
8/31/19	$12,820	$11,256	$12,934
9/30/19	$12,575	$11,196	$12,687
10/31/19	$12,521	$11,230	$12,680
11/30/19	$12,543	$11,224	$12,690
12/31/19	$12,366	$11,216	$12,546
1/31/20	$13,058	$11,432	$13,201
2/29/20	$13,555	$11,638	$13,731
3/31/20	$12,971	$11,569	$13,325
4/30/20	$13,574	$11,775	$13,926
5/31/20	$13,614	$11,830	$13,938
6/30/20	$13,919	$11,904	$14,155
7/31/20	$14,625	$12,082	$14,906
8/31/20	$14,102	$11,984	$14,347
9/30/20	$14,134	$11,978	$14,327
10/31/20	$13,862	$11,924	$14,101
11/30/20	$14,363	$12,041	$14,597
12/31/20	$14,398	$12,058	$14,568
1/31/21	$14,086	$11,971	$14,135
2/28/21	$13,502	$11,799	$13,542
3/31/21	$12,944	$11,651	$13,051
4/30/21	$13,234	$11,743	$13,307
5/31/21	$13,269	$11,782	$13,415
6/30/21	$13,767	$11,864	$13,892
7/31/21	$14,163	$11,997	$14,278
8/31/21	$14,122	$11,974	$14,235
9/30/21	$13,804	$11,871	$13,902
10/31/21	$13,964	$11,867	$14,129
11/30/21	$14,161	$11,902	$14,318
12/31/21	$14,016	$11,872	$14,201
1/31/22	$13,437	$11,616	$13,505
2/28/22	$13,080	$11,487	$13,162
3/31/22	$12,545	$11,168	$12,646
4/30/22	$11,420	$10,744	$11,470
5/31/22	$11,252	$10,813	$11,434
6/30/22	$10,861	$10,643	$11,094
7/31/22	$11,233	$10,903	$11,510
8/31/22	$10,795	$10,595	$11,005
9/30/22	$9,916	$10,138	$10,091
10/31/22	$9,493	$10,006	$9,710
11/30/22	$10,200	$10,374	$10,500
12/31/22	$10,032	$10,327	$10,355
1/31/23	$10,727	$10,645	$11,037
2/28/23	$10,253	$10,370	$10,489
3/31/23	$10,629	$10,633	$10,951
4/30/23	$10,676	$10,698	$11,028
5/31/23	$10,413	$10,581	$10,727
6/30/23	$10,479	$10,544	$10,809
7/31/23	$10,343	$10,536	$10,692
8/31/23	$10,108	$10,469	$10,445
9/30/23	$9,488	$10,203	$9,796
10/31/23	$9,053	$10,042	$9,355
11/30/23	$9,891	$10,497	$10,280
12/31/23	$10,671	$10,898	$11,092
1/31/24	$10,542	$10,868	$10,923
2/29/24	$10,328	$10,715	$10,656
3/31/24	$10,493	$10,814	$10,825
4/30/24	$9,949	$10,541	$10,234
5/31/24	$10,234	$10,719	$10,523
6/30/24	$10,326	$10,821	$10,638
7/31/24	$10,695	$11,074	$10,995
8/31/24	$10,891	$11,233	$11,224
9/30/24	$11,146	$11,383	$11,485
10/31/24	$10,614	$11,101	$10,946
11/30/24	$10,848	$11,218	$11,167
12/31/24	$10,317	$11,035	$10,632
1/31/25	$10,406	$11,093	$10,677
2/28/25	$10,895	$11,337	$11,138
3/31/25	$10,794	$11,342	$11,011
4/30/25	$10,603	$11,386	$10,884
5/31/25	$10,412	$11,305	$10,696
6/30/25	$10,711	$11,478	$10,991
7/31/25	$10,666	$11,448	$10,938
8/31/25	$10,743	$11,585	$10,996
9/30/25	$11,075	$11,711	$11,338
10/31/25	$11,214	$11,785	$11,443
11/30/25	$11,259	$11,858	$11,495
12/31/25	$11,094	$11,840	$11,336
1/31/26	$11,107	$11,853	$11,310
2/28/26	$11,489	$12,047	$11,674
3/31/26	$10,970	$11,835	$11,250

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.63%	(3.26%)	0.93%
Class C (including sales charge)	0.65%	(3.26%)	0.93%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS8204TSRAR_033126

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$219	2.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,214	$1,003,838	$1,012,264
5/31/16	$1,016,654	$1,004,096	$1,015,544
6/30/16	$1,068,244	$1,022,137	$1,065,482
7/31/16	$1,099,500	$1,028,599	$1,092,705
8/31/16	$1,100,544	$1,027,423	$1,092,428
9/30/16	$1,091,545	$1,026,821	$1,078,683
10/31/16	$1,064,222	$1,018,967	$1,048,096
11/30/16	$996,667	$994,865	$986,947
12/31/16	$1,004,440	$996,268	$994,129
1/31/17	$1,016,280	$998,223	$997,209
2/28/17	$1,038,174	$1,004,932	$1,015,462
3/31/17	$1,035,224	$1,004,405	$1,009,800
4/30/17	$1,052,060	$1,012,156	$1,025,479
5/31/17	$1,073,162	$1,019,947	$1,046,195
6/30/17	$1,083,678	$1,018,920	$1,054,118
7/31/17	$1,088,797	$1,023,305	$1,056,888
8/31/17	$1,111,986	$1,032,484	$1,080,630
9/30/17	$1,103,495	$1,027,566	$1,070,213
10/31/17	$1,107,908	$1,028,161	$1,074,537
11/30/17	$1,114,660	$1,026,841	$1,080,234
12/31/17	$1,132,471	$1,031,554	$1,100,614
1/31/18	$1,112,173	$1,019,674	$1,078,014
2/28/18	$1,079,610	$1,010,008	$1,043,941
3/31/18	$1,096,780	$1,016,485	$1,061,200
4/30/18	$1,076,325	$1,008,925	$1,040,576
5/31/18	$1,085,173	$1,016,126	$1,052,406
6/30/18	$1,084,612	$1,014,876	$1,045,851
7/31/18	$1,088,086	$1,015,117	$1,048,461
8/31/18	$1,097,336	$1,021,649	$1,057,396
9/30/18	$1,081,355	$1,015,070	$1,040,982
10/31/18	$1,048,649	$1,007,049	$1,006,104
11/30/18	$1,053,408	$1,013,060	$1,011,667
12/31/18	$1,088,781	$1,031,671	$1,049,118
1/31/19	$1,110,225	$1,042,627	$1,072,579
2/28/19	$1,107,063	$1,042,023	$1,066,645
3/31/19	$1,159,562	$1,062,032	$1,116,789
4/30/19	$1,153,304	$1,062,304	$1,112,275
5/31/19	$1,202,169	$1,081,161	$1,158,216
6/30/19	$1,228,606	$1,094,739	$1,190,379
7/31/19	$1,240,892	$1,097,147	$1,199,037
8/31/19	$1,332,985	$1,125,576	$1,293,440
9/30/19	$1,308,620	$1,119,581	$1,268,745
10/31/19	$1,304,243	$1,122,953	$1,268,005
11/30/19	$1,307,836	$1,122,381	$1,269,019
12/31/19	$1,290,655	$1,121,599	$1,254,589
1/31/20	$1,364,210	$1,143,184	$1,320,121
2/29/20	$1,417,246	$1,163,759	$1,373,067
3/31/20	$1,357,480	$1,156,911	$1,332,508
4/30/20	$1,421,893	$1,177,476	$1,392,611
5/31/20	$1,427,501	$1,182,959	$1,393,842
6/30/20	$1,460,863	$1,190,410	$1,415,468
7/31/20	$1,536,471	$1,208,191	$1,490,598
8/31/20	$1,482,869	$1,198,439	$1,434,716
9/30/20	$1,487,713	$1,197,782	$1,432,699
10/31/20	$1,460,559	$1,192,434	$1,410,050
11/30/20	$1,514,723	$1,204,134	$1,459,694
12/31/20	$1,519,973	$1,205,794	$1,456,778
1/31/21	$1,488,422	$1,197,148	$1,413,461
2/28/21	$1,427,974	$1,179,861	$1,354,177
3/31/21	$1,370,291	$1,165,128	$1,305,138
4/30/21	$1,402,361	$1,174,333	$1,330,702
5/31/21	$1,407,430	$1,178,169	$1,341,488
6/30/21	$1,461,555	$1,186,447	$1,389,180
7/31/21	$1,505,060	$1,199,713	$1,427,830
8/31/21	$1,502,132	$1,197,429	$1,423,481
9/30/21	$1,469,742	$1,187,061	$1,390,204
10/31/21	$1,488,193	$1,186,734	$1,412,896
11/30/21	$1,510,675	$1,190,245	$1,431,818
12/31/21	$1,496,686	$1,187,200	$1,420,133
1/31/22	$1,436,237	$1,161,622	$1,350,490
2/28/22	$1,399,300	$1,148,663	$1,316,248
3/31/22	$1,343,419	$1,116,751	$1,264,563
4/30/22	$1,224,151	$1,074,373	$1,146,988
5/31/22	$1,207,316	$1,081,300	$1,143,415
6/30/22	$1,166,457	$1,064,336	$1,109,360
7/31/22	$1,207,487	$1,090,343	$1,151,049
8/31/22	$1,161,609	$1,059,533	$1,100,493
9/30/22	$1,068,141	$1,013,755	$1,009,132
10/31/22	$1,023,494	$1,000,624	$971,049
11/30/22	$1,100,785	$1,037,423	$1,049,986
12/31/22	$1,083,830	$1,032,743	$1,035,457
1/31/23	$1,159,948	$1,064,515	$1,103,675
2/28/23	$1,109,666	$1,036,991	$1,048,905
3/31/23	$1,151,476	$1,063,333	$1,095,091
4/30/23	$1,157,638	$1,069,778	$1,102,826
5/31/23	$1,130,210	$1,058,130	$1,072,699
6/30/23	$1,138,472	$1,054,356	$1,080,913
7/31/23	$1,124,704	$1,053,621	$1,069,219
8/31/23	$1,100,244	$1,046,891	$1,044,497
9/30/23	$1,033,769	$1,020,288	$979,579
10/31/23	$987,290	$1,004,186	$935,510
11/30/23	$1,079,739	$1,049,662	$1,027,998
12/31/23	$1,165,978	$1,089,842	$1,109,240
1/31/24	$1,152,975	$1,086,849	$1,092,274
2/29/24	$1,130,627	$1,071,494	$1,065,610
3/31/24	$1,149,748	$1,081,388	$1,082,546
4/30/24	$1,091,260	$1,054,074	$1,023,421
5/31/24	$1,123,582	$1,071,944	$1,052,323
6/30/24	$1,134,708	$1,082,092	$1,063,806
7/31/24	$1,176,424	$1,107,367	$1,099,490
8/31/24	$1,199,245	$1,123,279	$1,122,386
9/30/24	$1,228,335	$1,138,319	$1,148,456
10/31/24	$1,170,860	$1,110,090	$1,094,649
11/30/24	$1,197,859	$1,121,827	$1,116,723
12/31/24	$1,140,416	$1,103,468	$1,063,184
1/31/25	$1,151,368	$1,109,322	$1,067,684
2/28/25	$1,206,474	$1,133,729	$1,113,759
3/31/25	$1,196,417	$1,134,155	$1,101,142
4/30/25	$1,176,357	$1,138,613	$1,088,422
5/31/25	$1,156,265	$1,130,460	$1,069,622
6/30/25	$1,190,591	$1,147,843	$1,099,110
7/31/25	$1,186,755	$1,144,815	$1,093,770
8/31/25	$1,196,547	$1,158,507	$1,099,584
9/30/25	$1,234,616	$1,171,145	$1,133,813
10/31/25	$1,251,441	$1,178,462	$1,144,339
11/30/25	$1,257,488	$1,185,785	$1,149,483
12/31/25	$1,240,350	$1,184,031	$1,133,572
1/31/26	$1,242,955	$1,185,295	$1,131,012
2/28/26	$1,286,893	$1,204,706	$1,167,400
3/31/26	$1,229,897	$1,183,475	$1,125,010

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.80%	(2.14%)	2.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1889TSRAR_033126

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$229	2.26%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg Long-Term Government/Credit Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Overweight exposure to emerging markets contributed to relative performance versus the Index, as spreads narrowed.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,128	$1,003,838	$1,012,264
5/31/16	$1,016,484	$1,004,096	$1,015,544
6/30/16	$1,067,980	$1,022,137	$1,065,482
7/31/16	$1,099,137	$1,028,599	$1,092,705
8/31/16	$1,100,089	$1,027,423	$1,092,428
9/30/16	$1,090,999	$1,026,821	$1,078,683
10/31/16	$1,063,603	$1,018,967	$1,048,096
11/30/16	$995,999	$994,865	$986,947
12/31/16	$1,003,677	$996,268	$994,129
1/31/17	$1,015,427	$998,223	$997,209
2/28/17	$1,037,223	$1,004,932	$1,015,462
3/31/17	$1,034,183	$1,004,405	$1,009,800
4/30/17	$1,050,922	$1,012,156	$1,025,479
5/31/17	$1,071,911	$1,019,947	$1,046,195
6/30/17	$1,082,322	$1,018,920	$1,054,118
7/31/17	$1,087,348	$1,023,305	$1,056,888
8/31/17	$1,110,415	$1,032,484	$1,080,630
9/30/17	$1,101,843	$1,027,566	$1,070,213
10/31/17	$1,106,161	$1,028,161	$1,074,537
11/30/17	$1,112,814	$1,026,841	$1,080,234
12/31/17	$1,130,499	$1,031,554	$1,100,614
1/31/18	$1,110,145	$1,019,674	$1,078,014
2/28/18	$1,077,560	$1,010,008	$1,043,941
3/31/18	$1,094,604	$1,016,485	$1,061,200
4/30/18	$1,074,105	$1,008,925	$1,040,576
5/31/18	$1,082,844	$1,016,126	$1,052,406
6/30/18	$1,082,193	$1,014,876	$1,045,851
7/31/18	$1,085,570	$1,015,117	$1,048,461
8/31/18	$1,094,699	$1,021,649	$1,057,396
9/30/18	$1,078,675	$1,015,070	$1,040,982
10/31/18	$1,045,962	$1,007,049	$1,006,104
11/30/18	$1,050,617	$1,013,060	$1,011,667
12/31/18	$1,085,808	$1,031,671	$1,049,118
1/31/19	$1,107,105	$1,042,627	$1,072,579
2/28/19	$1,103,867	$1,042,023	$1,066,645
3/31/19	$1,156,118	$1,062,032	$1,116,789
4/30/19	$1,149,783	$1,062,304	$1,112,275
5/31/19	$1,198,395	$1,081,161	$1,158,216
6/30/19	$1,224,657	$1,094,739	$1,190,379
7/31/19	$1,236,801	$1,097,147	$1,199,037
8/31/19	$1,328,475	$1,125,576	$1,293,440
9/30/19	$1,304,096	$1,119,581	$1,268,745
10/31/19	$1,299,625	$1,122,953	$1,268,005
11/30/19	$1,303,097	$1,122,381	$1,269,019
12/31/19	$1,285,870	$1,121,599	$1,254,589
1/31/20	$1,359,036	$1,143,184	$1,320,121
2/29/20	$1,411,767	$1,163,759	$1,373,067
3/31/20	$1,352,122	$1,156,911	$1,332,508
4/30/20	$1,416,165	$1,177,476	$1,392,611
5/31/20	$1,421,631	$1,182,959	$1,393,842
6/30/20	$1,454,738	$1,190,410	$1,415,468
7/31/20	$1,529,896	$1,208,191	$1,490,598
8/31/20	$1,476,404	$1,198,439	$1,434,716
9/30/20	$1,481,105	$1,197,782	$1,432,699
10/31/20	$1,453,942	$1,192,434	$1,410,050
11/30/20	$1,507,741	$1,204,134	$1,459,694
12/31/20	$1,512,831	$1,205,794	$1,456,778
1/31/21	$1,481,314	$1,197,148	$1,413,461
2/28/21	$1,421,045	$1,179,861	$1,354,177
3/31/21	$1,363,528	$1,165,128	$1,305,138
4/30/21	$1,395,316	$1,174,333	$1,330,702
5/31/21	$1,400,248	$1,178,169	$1,341,488
6/30/21	$1,453,979	$1,186,447	$1,389,180
7/31/21	$1,497,129	$1,199,713	$1,427,830
8/31/21	$1,494,095	$1,197,429	$1,423,481
9/30/21	$1,461,754	$1,187,061	$1,390,204
10/31/21	$1,479,979	$1,186,734	$1,412,896
11/30/21	$1,502,214	$1,190,245	$1,431,818
12/31/21	$1,488,168	$1,187,200	$1,420,133
1/31/22	$1,427,948	$1,161,622	$1,350,490
2/28/22	$1,391,118	$1,148,663	$1,316,248
3/31/22	$1,335,450	$1,116,751	$1,264,563
4/30/22	$1,216,783	$1,074,373	$1,146,988
5/31/22	$1,199,952	$1,081,300	$1,143,415
6/30/22	$1,159,246	$1,064,336	$1,109,360
7/31/22	$1,199,926	$1,090,343	$1,151,049
8/31/22	$1,154,234	$1,059,533	$1,100,493
9/30/22	$1,061,265	$1,013,755	$1,009,132
10/31/22	$1,016,822	$1,000,624	$971,049
11/30/22	$1,093,520	$1,037,423	$1,049,986
12/31/22	$1,076,577	$1,032,743	$1,035,457
1/31/23	$1,152,096	$1,064,515	$1,103,675
2/28/23	$1,102,067	$1,036,991	$1,048,905
3/31/23	$1,143,490	$1,063,333	$1,095,091
4/30/23	$1,149,522	$1,069,778	$1,102,826
5/31/23	$1,122,194	$1,058,130	$1,072,699
6/30/23	$1,130,302	$1,054,356	$1,080,913
7/31/23	$1,116,545	$1,053,621	$1,069,219
8/31/23	$1,092,174	$1,046,891	$1,044,497
9/30/23	$1,026,097	$1,020,288	$979,579
10/31/23	$979,879	$1,004,186	$935,510
11/30/23	$1,071,548	$1,049,662	$1,027,998
12/31/23	$1,157,030	$1,089,842	$1,109,240
1/31/24	$1,144,035	$1,086,849	$1,092,274
2/29/24	$1,121,771	$1,071,494	$1,065,610
3/31/24	$1,140,647	$1,081,388	$1,082,546
4/30/24	$1,082,531	$1,054,074	$1,023,421
5/31/24	$1,114,493	$1,071,944	$1,052,323
6/30/24	$1,125,444	$1,082,092	$1,063,806
7/31/24	$1,166,722	$1,107,367	$1,099,490
8/31/24	$1,189,248	$1,123,279	$1,122,386
9/30/24	$1,218,000	$1,138,319	$1,148,456
10/31/24	$1,160,908	$1,110,090	$1,094,649
11/30/24	$1,187,581	$1,121,827	$1,116,723
12/31/24	$1,130,532	$1,103,468	$1,063,184
1/31/25	$1,141,290	$1,109,322	$1,067,684
2/28/25	$1,195,824	$1,133,729	$1,113,759
3/31/25	$1,185,762	$1,134,155	$1,101,142
4/30/25	$1,165,785	$1,138,613	$1,088,422
5/31/25	$1,145,774	$1,130,460	$1,069,622
6/30/25	$1,179,697	$1,147,843	$1,099,110
7/31/25	$1,175,797	$1,144,815	$1,093,770
8/31/25	$1,185,394	$1,158,507	$1,099,584
9/30/25	$1,223,011	$1,171,145	$1,133,813
10/31/25	$1,239,566	$1,178,462	$1,144,339
11/30/25	$1,245,460	$1,185,785	$1,149,483
12/31/25	$1,228,379	$1,184,031	$1,133,572
1/31/26	$1,230,852	$1,185,295	$1,131,012
2/28/26	$1,274,264	$1,204,706	$1,167,400
3/31/26	$1,217,727	$1,183,475	$1,125,010

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.70%	(2.24%)	1.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Government/Credit Index	2.17%	(2.93%)	1.18%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,225,282
# of Portfolio Holdings	1,540
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid During the Reporting Period	$5,677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	48.8%
U.S. Government Agencies	25.8%
Asset-Backed Securities	10.0%
Sovereign Issues	7.0%
Non-Agency Mortgage-Backed Securities	5.0%
Municipal Bonds & Notes	1.4%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(74.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 1.73% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1935TSRAR_033126

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$409	4.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,600	$10,038	$9,950
5/31/16	$9,649	$10,041	$10,029
6/30/16	$10,266	$10,221	$10,644
7/31/16	$10,464	$10,286	$10,883
8/31/16	$10,378	$10,274	$10,780
9/30/16	$10,262	$10,268	$10,606
10/31/16	$9,842	$10,190	$10,174
11/30/16	$9,059	$9,949	$9,419
12/31/16	$9,027	$9,963	$9,369
1/31/17	$9,090	$9,982	$9,406
2/28/17	$9,228	$10,049	$9,552
3/31/17	$9,187	$10,044	$9,500
4/30/17	$9,326	$10,122	$9,646
5/31/17	$9,498	$10,199	$9,837
6/30/17	$9,563	$10,189	$9,876
7/31/17	$9,517	$10,233	$9,815
8/31/17	$9,798	$10,325	$10,152
9/30/17	$9,582	$10,276	$9,933
10/31/17	$9,584	$10,282	$9,925
11/30/17	$9,650	$10,268	$9,996
12/31/17	$9,811	$10,316	$10,168
1/31/18	$9,499	$10,197	$9,840
2/28/18	$9,216	$10,100	$9,544
3/31/18	$9,473	$10,165	$9,833
4/30/18	$9,271	$10,089	$9,642
5/31/18	$9,448	$10,161	$9,846
6/30/18	$9,499	$10,149	$9,864
7/31/18	$9,360	$10,151	$9,718
8/31/18	$9,492	$10,216	$9,872
9/30/18	$9,220	$10,151	$9,579
10/31/18	$8,950	$10,070	$9,287
11/30/18	$9,097	$10,131	$9,463
12/31/18	$9,570	$10,317	$9,981
1/31/19	$9,603	$10,426	$10,048
2/28/19	$9,492	$10,420	$9,925
3/31/19	$10,002	$10,620	$10,447
4/30/19	$9,814	$10,623	$10,260
5/31/19	$10,406	$10,812	$10,931
6/30/19	$10,506	$10,947	$11,077
7/31/19	$10,526	$10,971	$11,095
8/31/19	$11,609	$11,256	$12,260
9/30/19	$11,315	$11,196	$11,954
10/31/19	$11,170	$11,230	$11,851
11/30/19	$11,159	$11,224	$11,790
12/31/19	$10,818	$11,216	$11,461
1/31/20	$11,616	$11,432	$12,245
2/29/20	$12,364	$11,638	$13,066
3/31/20	$13,068	$11,569	$13,857
4/30/20	$13,292	$11,775	$14,137
5/31/20	$13,076	$11,830	$13,873
6/30/20	$13,140	$11,904	$13,891
7/31/20	$13,671	$12,082	$14,478
8/31/20	$13,067	$11,984	$13,854
9/30/20	$13,118	$11,978	$13,907
10/31/20	$12,637	$11,924	$13,489
11/30/20	$12,840	$12,041	$13,651
12/31/20	$12,709	$12,058	$13,490
1/31/21	$12,328	$11,971	$13,003
2/28/21	$11,673	$11,799	$12,279
3/31/21	$11,082	$11,651	$11,667
4/30/21	$11,353	$11,743	$11,938
5/31/21	$11,325	$11,782	$11,992
6/30/21	$11,764	$11,864	$12,421
7/31/21	$12,205	$11,997	$12,874
8/31/21	$12,155	$11,974	$12,847
9/30/21	$11,806	$11,871	$12,479
10/31/21	$11,991	$11,867	$12,711
11/30/21	$12,283	$11,902	$13,048
12/31/21	$12,089	$11,872	$12,863
1/31/22	$11,631	$11,616	$12,331
2/28/22	$11,465	$11,487	$12,150
3/31/22	$10,873	$11,168	$11,502
4/30/22	$9,920	$10,744	$10,479
5/31/22	$9,733	$10,813	$10,281
6/30/22	$9,568	$10,643	$10,129
7/31/22	$9,834	$10,903	$10,399
8/31/22	$9,373	$10,595	$9,939
9/30/22	$8,641	$10,138	$9,154
10/31/22	$8,179	$10,006	$8,646
11/30/22	$8,767	$10,374	$9,257
12/31/22	$8,558	$10,327	$9,100
1/31/23	$9,148	$10,645	$9,683
2/28/23	$8,728	$10,370	$9,224
3/31/23	$9,118	$10,633	$9,661
4/30/23	$9,159	$10,698	$9,711
5/31/23	$8,906	$10,581	$9,440
6/30/23	$8,916	$10,544	$9,438
7/31/23	$8,726	$10,536	$9,234
8/31/23	$8,490	$10,469	$8,976
9/30/23	$7,876	$10,203	$8,322
10/31/23	$7,481	$10,042	$7,911
11/30/23	$8,158	$10,497	$8,635
12/31/23	$8,830	$10,898	$9,379
1/31/24	$8,688	$10,868	$9,172
2/29/24	$8,481	$10,715	$8,963
3/31/24	$8,581	$10,814	$9,073
4/30/24	$8,069	$10,541	$8,520
5/31/24	$8,301	$10,719	$8,764
6/30/24	$8,428	$10,821	$8,908
7/31/24	$8,729	$11,074	$9,227
8/31/24	$8,900	$11,233	$9,415
9/30/24	$9,087	$11,383	$9,605
10/31/24	$8,608	$11,101	$9,105
11/30/24	$8,776	$11,218	$9,270
12/31/24	$8,302	$11,035	$8,777
1/31/25	$8,362	$11,093	$8,814
2/28/25	$8,797	$11,337	$9,270
3/31/25	$8,725	$11,342	$9,188
4/30/25	$8,611	$11,386	$9,088
5/31/25	$8,372	$11,305	$8,827
6/30/25	$8,582	$11,478	$9,047
7/31/25	$8,521	$11,448	$8,966
8/31/25	$8,566	$11,585	$8,995
9/30/25	$8,820	$11,711	$9,272
10/31/25	$8,942	$11,785	$9,391
11/30/25	$8,984	$11,858	$9,431
12/31/25	$8,806	$11,840	$9,268
1/31/26	$8,811	$11,853	$9,225
2/28/26	$9,164	$12,047	$9,612
3/31/26	$8,776	$11,835	$9,230

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	0.58%	(4.56%)	(0.92%)
Class A (including sales charge)	(3.19%)	(5.28%)	(1.30%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2026

PIMS4003TSRAR_033126

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$482	4.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$9,968	$10,038	$9,950
5/31/16	$10,012	$10,041	$10,029
6/30/16	$10,646	$10,221	$10,644
7/31/16	$10,845	$10,286	$10,883
8/31/16	$10,749	$10,274	$10,780
9/30/16	$10,622	$10,268	$10,606
10/31/16	$10,181	$10,190	$10,174
11/30/16	$9,365	$9,949	$9,419
12/31/16	$9,326	$9,963	$9,369
1/31/17	$9,385	$9,982	$9,406
2/28/17	$9,522	$10,049	$9,552
3/31/17	$9,473	$10,044	$9,500
4/30/17	$9,611	$10,122	$9,646
5/31/17	$9,782	$10,199	$9,837
6/30/17	$9,842	$10,189	$9,876
7/31/17	$9,790	$10,233	$9,815
8/31/17	$10,072	$10,325	$10,152
9/30/17	$9,844	$10,276	$9,933
10/31/17	$9,840	$10,282	$9,925
11/30/17	$9,901	$10,268	$9,996
12/31/17	$10,060	$10,316	$10,168
1/31/18	$9,734	$10,197	$9,840
2/28/18	$9,439	$10,100	$9,544
3/31/18	$9,695	$10,165	$9,833
4/30/18	$9,483	$10,089	$9,642
5/31/18	$9,658	$10,161	$9,846
6/30/18	$9,704	$10,149	$9,864
7/31/18	$9,556	$10,151	$9,718
8/31/18	$9,684	$10,216	$9,872
9/30/18	$9,401	$10,151	$9,579
10/31/18	$9,121	$10,070	$9,287
11/30/18	$9,264	$10,131	$9,463
12/31/18	$9,740	$10,317	$9,981
1/31/19	$9,767	$10,426	$10,048
2/28/19	$9,649	$10,420	$9,925
3/31/19	$10,161	$10,620	$10,447
4/30/19	$9,964	$10,623	$10,260
5/31/19	$10,558	$10,812	$10,931
6/30/19	$10,654	$10,947	$11,077
7/31/19	$10,667	$10,971	$11,095
8/31/19	$11,757	$11,256	$12,260
9/30/19	$11,453	$11,196	$11,954
10/31/19	$11,299	$11,230	$11,851
11/30/19	$11,281	$11,224	$11,790
12/31/19	$10,929	$11,216	$11,461
1/31/20	$11,728	$11,432	$12,245
2/29/20	$12,476	$11,638	$13,066
3/31/20	$13,179	$11,569	$13,857
4/30/20	$13,397	$11,775	$14,137
5/31/20	$13,171	$11,830	$13,873
6/30/20	$13,227	$11,904	$13,891
7/31/20	$13,752	$12,082	$14,478
8/31/20	$13,137	$11,984	$13,854
9/30/20	$13,180	$11,978	$13,907
10/31/20	$12,688	$11,924	$13,489
11/30/20	$12,884	$12,041	$13,651
12/31/20	$12,744	$12,058	$13,490
1/31/21	$12,354	$11,971	$13,003
2/28/21	$11,691	$11,799	$12,279
3/31/21	$11,092	$11,651	$11,667
4/30/21	$11,356	$11,743	$11,938
5/31/21	$11,321	$11,782	$11,992
6/30/21	$11,753	$11,864	$12,421
7/31/21	$12,186	$11,997	$12,874
8/31/21	$12,128	$11,974	$12,847
9/30/21	$11,772	$11,871	$12,479
10/31/21	$11,950	$11,867	$12,711
11/30/21	$12,234	$11,902	$13,048
12/31/21	$12,032	$11,872	$12,863
1/31/22	$11,569	$11,616	$12,331
2/28/22	$11,398	$11,487	$12,150
3/31/22	$10,802	$11,168	$11,502
4/30/22	$9,849	$10,744	$10,479
5/31/22	$9,658	$10,813	$10,281
6/30/22	$9,488	$10,643	$10,129
7/31/22	$9,746	$10,903	$10,399
8/31/22	$9,283	$10,595	$9,939
9/30/22	$8,551	$10,138	$9,154
10/31/22	$8,089	$10,006	$8,646
11/30/22	$8,666	$10,374	$9,257
12/31/22	$8,453	$10,327	$9,100
1/31/23	$9,031	$10,645	$9,683
2/28/23	$8,611	$10,370	$9,224
3/31/23	$8,990	$10,633	$9,661
4/30/23	$9,025	$10,698	$9,711
5/31/23	$8,771	$10,581	$9,440
6/30/23	$8,774	$10,544	$9,438
7/31/23	$8,582	$10,536	$9,234
8/31/23	$8,345	$10,469	$8,976
9/30/23	$7,736	$10,203	$8,322
10/31/23	$7,344	$10,042	$7,911
11/30/23	$8,004	$10,497	$8,635
12/31/23	$8,657	$10,898	$9,379
1/31/24	$8,513	$10,868	$9,172
2/29/24	$8,305	$10,715	$8,963
3/31/24	$8,398	$10,814	$9,073
4/30/24	$7,892	$10,541	$8,520
5/31/24	$8,113	$10,719	$8,764
6/30/24	$8,233	$10,821	$8,908
7/31/24	$8,522	$11,074	$9,227
8/31/24	$8,682	$11,233	$9,415
9/30/24	$8,859	$11,383	$9,605
10/31/24	$8,388	$11,101	$9,105
11/30/24	$8,545	$11,218	$9,270
12/31/24	$8,079	$11,035	$8,777
1/31/25	$8,132	$11,093	$8,814
2/28/25	$8,550	$11,337	$9,270
3/31/25	$8,476	$11,342	$9,188
4/30/25	$8,359	$11,386	$9,088
5/31/25	$8,122	$11,305	$8,827
6/30/25	$8,321	$11,478	$9,047
7/31/25	$8,256	$11,448	$8,966
8/31/25	$8,295	$11,585	$8,995
9/30/25	$8,535	$11,711	$9,272
10/31/25	$8,648	$11,785	$9,391
11/30/25	$8,684	$11,858	$9,431
12/31/25	$8,505	$11,840	$9,268
1/31/26	$8,505	$11,853	$9,225
2/28/26	$8,841	$12,047	$9,612
3/31/26	$8,462	$11,835	$9,230

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(0.16%)	(5.27%)	(1.66%)
Class C (including sales charge)	(1.13%)	(5.27%)	(1.66%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2026

PIMS4203TSRAR_033126

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$374	3.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$997,701	$1,003,838	$994,994
5/31/16	$1,003,051	$1,004,096	$1,002,886
6/30/16	$1,067,490	$1,022,137	$1,064,447
7/31/16	$1,088,454	$1,028,599	$1,088,319
8/31/16	$1,079,829	$1,027,423	$1,077,990
9/30/16	$1,068,072	$1,026,821	$1,060,635
10/31/16	$1,024,648	$1,018,967	$1,017,374
11/30/16	$943,454	$994,865	$941,895
12/31/16	$940,402	$996,268	$936,878
1/31/17	$947,217	$998,223	$940,563
2/28/17	$961,853	$1,004,932	$955,219
3/31/17	$957,857	$1,004,405	$949,950
4/30/17	$972,660	$1,012,156	$964,611
5/31/17	$990,804	$1,019,947	$983,687
6/30/17	$997,911	$1,018,920	$987,602
7/31/17	$993,456	$1,023,305	$981,500
8/31/17	$1,023,049	$1,032,484	$1,015,210
9/30/17	$1,000,832	$1,027,566	$993,282
10/31/17	$1,001,321	$1,028,161	$992,533
11/30/17	$1,008,446	$1,026,841	$999,648
12/31/17	$1,025,652	$1,031,554	$1,016,808
1/31/18	$993,262	$1,019,674	$983,973
2/28/18	$963,989	$1,010,008	$954,425
3/31/18	$991,112	$1,016,485	$983,318
4/30/18	$970,229	$1,008,925	$964,203
5/31/18	$989,039	$1,016,126	$984,602
6/30/18	$994,691	$1,014,876	$986,353
7/31/18	$980,389	$1,015,117	$971,838
8/31/18	$994,585	$1,021,649	$987,161
9/30/18	$966,320	$1,015,070	$957,919
10/31/18	$938,347	$1,007,049	$928,738
11/30/18	$954,046	$1,013,060	$946,313
12/31/18	$1,003,930	$1,031,671	$998,090
1/31/19	$1,007,624	$1,042,627	$1,004,790
2/28/19	$996,331	$1,042,023	$992,510
3/31/19	$1,050,099	$1,062,032	$1,044,670
4/30/19	$1,030,712	$1,062,304	$1,025,965
5/31/19	$1,093,170	$1,081,161	$1,093,100
6/30/19	$1,104,005	$1,094,739	$1,107,693
7/31/19	$1,106,344	$1,097,147	$1,109,467
8/31/19	$1,220,622	$1,125,576	$1,225,957
9/30/19	$1,190,024	$1,119,581	$1,195,376
10/31/19	$1,175,126	$1,122,953	$1,185,107
11/30/19	$1,174,256	$1,122,381	$1,178,985
12/31/19	$1,138,729	$1,121,599	$1,146,080
1/31/20	$1,223,107	$1,143,184	$1,224,531
2/29/20	$1,302,166	$1,163,759	$1,306,582
3/31/20	$1,376,738	$1,156,911	$1,385,661
4/30/20	$1,400,709	$1,177,476	$1,413,695
5/31/20	$1,378,368	$1,182,959	$1,387,305
6/30/20	$1,385,465	$1,190,410	$1,389,102
7/31/20	$1,441,879	$1,208,191	$1,447,803
8/31/20	$1,378,654	$1,198,439	$1,385,382
9/30/20	$1,384,409	$1,197,782	$1,390,712
10/31/20	$1,334,040	$1,192,434	$1,348,859
11/30/20	$1,355,799	$1,204,134	$1,365,051
12/31/20	$1,342,472	$1,205,794	$1,348,969
1/31/21	$1,302,511	$1,197,148	$1,300,299
2/28/21	$1,233,673	$1,179,861	$1,227,908
3/31/21	$1,171,554	$1,165,128	$1,166,693
4/30/21	$1,200,627	$1,174,333	$1,193,844
5/31/21	$1,197,946	$1,178,169	$1,199,223
6/30/21	$1,244,796	$1,186,447	$1,242,092
7/31/21	$1,291,798	$1,199,713	$1,287,399
8/31/21	$1,286,868	$1,197,429	$1,284,690
9/30/21	$1,250,280	$1,187,061	$1,247,910
10/31/21	$1,270,291	$1,186,734	$1,271,111
11/30/21	$1,301,604	$1,190,245	$1,304,848
12/31/21	$1,281,424	$1,187,200	$1,286,293
1/31/22	$1,233,242	$1,161,622	$1,233,059
2/28/22	$1,215,972	$1,148,663	$1,215,034
3/31/22	$1,153,515	$1,116,751	$1,150,169
4/30/22	$1,052,752	$1,074,373	$1,047,893
5/31/22	$1,033,220	$1,081,300	$1,028,064
6/30/22	$1,015,986	$1,064,336	$1,012,903
7/31/22	$1,044,547	$1,090,343	$1,039,928
8/31/22	$995,891	$1,059,533	$993,892
9/30/22	$918,322	$1,013,755	$915,378
10/31/22	$869,484	$1,000,624	$864,587
11/30/22	$932,277	$1,037,423	$925,729
12/31/22	$910,337	$1,032,743	$909,982
1/31/23	$973,375	$1,064,515	$968,311
2/28/23	$928,949	$1,036,991	$922,379
3/31/23	$970,729	$1,063,333	$966,101
4/30/23	$975,342	$1,069,778	$971,135
5/31/23	$948,779	$1,058,130	$943,992
6/30/23	$950,074	$1,054,356	$943,836
7/31/23	$930,083	$1,053,621	$923,375
8/31/23	$905,233	$1,046,891	$897,629
9/30/23	$839,967	$1,020,288	$832,153
10/31/23	$798,136	$1,004,186	$791,088
11/30/23	$870,599	$1,049,662	$863,522
12/31/23	$942,562	$1,089,842	$937,858
1/31/24	$927,708	$1,086,849	$917,209
2/29/24	$905,802	$1,071,494	$896,275
3/31/24	$916,801	$1,081,388	$907,317
4/30/24	$862,286	$1,054,074	$852,043
5/31/24	$887,395	$1,071,944	$876,383
6/30/24	$901,236	$1,082,092	$890,850
7/31/24	$933,706	$1,107,367	$922,692
8/31/24	$952,264	$1,123,279	$941,483
9/30/24	$972,496	$1,138,319	$960,524
10/31/24	$921,602	$1,110,090	$910,521
11/30/24	$939,767	$1,121,827	$927,050
12/31/24	$889,349	$1,103,468	$877,728
1/31/25	$896,017	$1,109,322	$881,381
2/28/25	$942,887	$1,133,729	$927,006
3/31/25	$935,465	$1,134,155	$918,759
4/30/25	$923,407	$1,138,613	$908,760
5/31/25	$898,124	$1,130,460	$882,669
6/30/25	$920,845	$1,147,843	$904,729
7/31/25	$914,592	$1,144,815	$896,582
8/31/25	$919,735	$1,158,507	$899,479
9/30/25	$947,214	$1,171,145	$927,232
10/31/25	$960,618	$1,178,462	$939,110
11/30/25	$965,434	$1,185,785	$943,094
12/31/25	$946,541	$1,184,031	$926,809
1/31/26	$947,423	$1,185,295	$922,460
2/28/26	$985,605	$1,204,706	$961,162
3/31/26	$944,202	$1,183,475	$923,033

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	0.93%	(4.22%)	(0.57%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2026

PIMS0101TSRAR_033126

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$384	3.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Bloomberg US Long-Term Treasury Index (“Index”), as the strategy outperformed like-duration Treasuries.

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Index, as the curve steepened.

  Out of benchmark exposure to investment grade credit contributed to relative performance versus the Index, as select issuers outperformed.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$997,616	$1,003,838	$994,994
5/31/16	$1,002,876	$1,004,096	$1,002,886
6/30/16	$1,067,221	$1,022,137	$1,064,447
7/31/16	$1,088,087	$1,028,599	$1,088,319
8/31/16	$1,079,375	$1,027,423	$1,077,990
9/30/16	$1,067,529	$1,026,821	$1,060,635
10/31/16	$1,024,038	$1,018,967	$1,017,374
11/30/16	$942,809	$994,865	$941,895
12/31/16	$939,649	$996,268	$936,878
1/31/17	$946,379	$998,223	$940,563
2/28/17	$960,929	$1,004,932	$955,219
3/31/17	$956,853	$1,004,405	$949,950
4/30/17	$971,568	$1,012,156	$964,611
5/31/17	$989,610	$1,019,947	$983,687
6/30/17	$996,622	$1,018,920	$987,602
7/31/17	$992,095	$1,023,305	$981,500
8/31/17	$1,021,562	$1,032,484	$1,015,210
9/30/17	$999,290	$1,027,566	$993,282
10/31/17	$999,693	$1,028,161	$992,533
11/30/17	$1,006,723	$1,026,841	$999,648
12/31/17	$1,023,810	$1,031,554	$1,016,808
1/31/18	$991,398	$1,019,674	$983,973
2/28/18	$962,107	$1,010,008	$954,425
3/31/18	$989,092	$1,016,485	$983,318
4/30/18	$968,175	$1,008,925	$964,203
5/31/18	$986,864	$1,016,126	$984,602
6/30/18	$992,421	$1,014,876	$986,353
7/31/18	$978,074	$1,015,117	$971,838
8/31/18	$992,145	$1,021,649	$987,161
9/30/18	$963,879	$1,015,070	$957,919
10/31/18	$935,884	$1,007,049	$928,738
11/30/18	$951,457	$1,013,060	$946,313
12/31/18	$1,001,098	$1,031,671	$998,090
1/31/19	$1,004,711	$1,042,627	$1,004,790
2/28/19	$993,366	$1,042,023	$992,510
3/31/19	$1,046,888	$1,062,032	$1,044,670
4/30/19	$1,027,477	$1,062,304	$1,025,965
5/31/19	$1,089,646	$1,081,161	$1,093,100
6/30/19	$1,100,366	$1,094,739	$1,107,693
7/31/19	$1,102,605	$1,097,147	$1,109,467
8/31/19	$1,216,390	$1,125,576	$1,225,957
9/30/19	$1,185,811	$1,119,581	$1,195,376
10/31/19	$1,170,866	$1,122,953	$1,185,107
11/30/19	$1,169,899	$1,122,381	$1,178,985
12/31/19	$1,134,413	$1,121,599	$1,146,080
1/31/20	$1,218,369	$1,143,184	$1,224,531
2/29/20	$1,297,028	$1,163,759	$1,306,582
3/31/20	$1,371,206	$1,156,911	$1,385,661
4/30/20	$1,394,961	$1,177,476	$1,413,695
5/31/20	$1,372,594	$1,182,959	$1,387,305
6/30/20	$1,379,545	$1,190,410	$1,389,102
7/31/20	$1,435,597	$1,208,191	$1,447,803
8/31/20	$1,372,543	$1,198,439	$1,385,382
9/30/20	$1,378,159	$1,197,782	$1,390,712
10/31/20	$1,327,900	$1,192,434	$1,348,859
11/30/20	$1,349,451	$1,204,134	$1,365,051
12/31/20	$1,336,062	$1,205,794	$1,348,969
1/31/21	$1,296,191	$1,197,148	$1,300,299
2/28/21	$1,227,592	$1,179,861	$1,227,908
3/31/21	$1,165,677	$1,165,128	$1,166,693
4/30/21	$1,194,501	$1,174,333	$1,193,844
5/31/21	$1,191,739	$1,178,169	$1,199,223
6/30/21	$1,238,246	$1,186,447	$1,242,092
7/31/21	$1,284,891	$1,199,713	$1,287,399
8/31/21	$1,279,881	$1,197,429	$1,284,690
9/30/21	$1,243,376	$1,187,061	$1,247,910
10/31/21	$1,263,182	$1,186,734	$1,271,111
11/30/21	$1,294,214	$1,190,245	$1,304,848
12/31/21	$1,274,031	$1,187,200	$1,286,293
1/31/22	$1,226,032	$1,161,622	$1,233,059
2/28/22	$1,208,772	$1,148,663	$1,215,034
3/31/22	$1,146,587	$1,116,751	$1,150,169
4/30/22	$1,046,339	$1,074,373	$1,047,893
5/31/22	$1,026,841	$1,081,300	$1,028,064
6/30/22	$1,009,631	$1,064,336	$1,012,903
7/31/22	$1,037,928	$1,090,343	$1,039,928
8/31/22	$989,495	$1,059,533	$993,892
9/30/22	$912,341	$1,013,755	$915,378
10/31/22	$863,750	$1,000,624	$864,587
11/30/22	$926,057	$1,037,423	$925,729
12/31/22	$904,179	$1,032,743	$909,982
1/31/23	$966,714	$1,064,515	$968,311
2/28/23	$922,520	$1,036,991	$922,379
3/31/23	$963,921	$1,063,333	$966,101
4/30/23	$968,427	$1,069,778	$971,135
5/31/23	$941,970	$1,058,130	$943,992
6/30/23	$943,174	$1,054,356	$943,836
7/31/23	$923,258	$1,053,621	$923,375
8/31/23	$898,516	$1,046,891	$897,629
9/30/23	$833,661	$1,020,288	$832,153
10/31/23	$792,076	$1,004,186	$791,088
11/30/23	$863,923	$1,049,662	$863,522
12/31/23	$935,254	$1,089,842	$937,858
1/31/24	$920,445	$1,086,849	$917,209
2/29/24	$898,640	$1,071,494	$896,275
3/31/24	$909,475	$1,081,388	$907,317
4/30/24	$855,323	$1,054,074	$852,043
5/31/24	$880,150	$1,071,944	$876,383
6/30/24	$893,808	$1,082,092	$890,850
7/31/24	$925,934	$1,107,367	$922,692
8/31/24	$944,251	$1,123,279	$941,483
9/30/24	$964,240	$1,138,319	$960,524
10/31/24	$913,697	$1,110,090	$910,521
11/30/24	$931,628	$1,121,827	$927,050
12/31/24	$881,569	$1,103,468	$877,728
1/31/25	$888,103	$1,109,322	$881,381
2/28/25	$934,489	$1,133,729	$927,006
3/31/25	$927,056	$1,134,155	$918,759
4/30/25	$915,033	$1,138,613	$908,760
5/31/25	$889,902	$1,130,460	$882,669
6/30/25	$912,344	$1,147,843	$904,729
7/31/25	$906,072	$1,144,815	$896,582
8/31/25	$911,087	$1,158,507	$899,479
9/30/25	$938,233	$1,171,145	$927,232
10/31/25	$951,424	$1,178,462	$939,110
11/30/25	$956,123	$1,185,785	$943,094
12/31/25	$937,329	$1,184,031	$926,809
1/31/26	$938,122	$1,185,295	$922,460
2/28/26	$975,855	$1,204,706	$961,162
3/31/26	$934,784	$1,183,475	$923,033

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	0.83%	(4.32%)	(0.67%)
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Long-Term Treasury Index	0.47%	(4.58%)	(0.80%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$725,428
# of Portfolio Holdings	333
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$1,767
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	169.2%
U.S. Government Agencies	27.3%
Non-Agency Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.0%
Corporate Bonds & Notes	1.5%
Short-Term Instruments	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(103.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Annual Shareholder Report |

March 31, 2026

PIMS1903TSRAR_033126

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$9,621	$10,000	$10,000
4/30/16	$9,756	$10,038	$10,014
5/31/16	$9,793	$10,041	$10,008
6/30/16	$9,713	$10,221	$10,068
7/31/16	$9,797	$10,286	$10,070
8/31/16	$9,844	$10,274	$10,059
9/30/16	$9,980	$10,268	$10,071
10/31/16	$10,047	$10,190	$10,068
11/30/16	$9,900	$9,949	$10,027
12/31/16	$10,079	$9,963	$10,033
1/31/17	$10,225	$9,982	$10,052
2/28/17	$10,330	$10,049	$10,068
3/31/17	$10,399	$10,044	$10,074
4/30/17	$10,497	$10,122	$10,093
5/31/17	$10,558	$10,199	$10,110
6/30/17	$10,592	$10,189	$10,106
7/31/17	$10,642	$10,233	$10,132
8/31/17	$10,713	$10,325	$10,153
9/30/17	$10,766	$10,276	$10,140
10/31/17	$10,777	$10,282	$10,138
11/30/17	$10,831	$10,268	$10,117
12/31/17	$10,828	$10,316	$10,120
1/31/18	$10,928	$10,197	$10,093
2/28/18	$10,974	$10,100	$10,083
3/31/18	$11,002	$10,165	$10,099
4/30/18	$11,026	$10,089	$10,089
5/31/18	$11,068	$10,161	$10,127
6/30/18	$11,080	$10,149	$10,128
7/31/18	$11,131	$10,151	$10,134
8/31/18	$11,128	$10,216	$10,169
9/30/18	$11,122	$10,151	$10,162
10/31/18	$11,153	$10,070	$10,173
11/30/18	$11,144	$10,131	$10,203
12/31/18	$11,169	$10,317	$10,282
1/31/19	$11,289	$10,426	$10,323
2/28/19	$11,339	$10,420	$10,339
3/31/19	$11,385	$10,620	$10,407
4/30/19	$11,454	$10,623	$10,430
5/31/19	$11,473	$10,812	$10,504
6/30/19	$11,520	$10,947	$10,562
7/31/19	$11,514	$10,971	$10,558
8/31/19	$11,410	$11,256	$10,641
9/30/19	$11,422	$11,196	$10,636
10/31/19	$11,510	$11,230	$10,672
11/30/19	$11,566	$11,224	$10,673
12/31/19	$11,705	$11,216	$10,697
1/31/20	$11,694	$11,432	$10,757
2/29/20	$11,681	$11,638	$10,845
3/31/20	$11,247	$11,569	$10,889
4/30/20	$11,435	$11,775	$10,948
5/31/20	$11,593	$11,830	$10,969
6/30/20	$11,744	$11,904	$10,984
7/31/20	$11,819	$12,082	$11,001
8/31/20	$11,883	$11,984	$11,003
9/30/20	$11,903	$11,978	$11,002
10/31/20	$11,957	$11,924	$11,001
11/30/20	$12,078	$12,041	$11,012
12/31/20	$12,162	$12,058	$11,027
1/31/21	$12,192	$11,971	$11,031
2/28/21	$12,201	$11,799	$11,024
3/31/21	$12,177	$11,651	$11,018
4/30/21	$12,208	$11,743	$11,027
5/31/21	$12,238	$11,782	$11,040
6/30/21	$12,213	$11,864	$11,024
7/31/21	$12,242	$11,997	$11,043
8/31/21	$12,236	$11,974	$11,043
9/30/21	$12,210	$11,871	$11,034
10/31/21	$12,105	$11,867	$10,998
11/30/21	$12,123	$11,902	$10,989
12/31/21	$12,165	$11,872	$10,972
1/31/22	$12,091	$11,616	$10,894
2/28/22	$11,998	$11,487	$10,845
3/31/22	$11,781	$11,168	$10,697
4/30/22	$11,577	$10,744	$10,638
5/31/22	$11,620	$10,813	$10,703
6/30/22	$11,429	$10,643	$10,629
7/31/22	$11,623	$10,903	$10,686
8/31/22	$11,418	$10,595	$10,600
9/30/22	$11,180	$10,138	$10,470
10/31/22	$11,189	$10,006	$10,456
11/30/22	$11,355	$10,374	$10,543
12/31/22	$11,385	$10,327	$10,564
1/31/23	$11,562	$10,645	$10,650
2/28/23	$11,476	$10,370	$10,570
3/31/23	$11,563	$10,633	$10,723
4/30/23	$11,603	$10,698	$10,760
5/31/23	$11,593	$10,581	$10,728
6/30/23	$11,617	$10,544	$10,685
7/31/23	$11,717	$10,536	$10,730
8/31/23	$11,738	$10,469	$10,770
9/30/23	$11,665	$10,203	$10,763
10/31/23	$11,602	$10,042	$10,798
11/30/23	$11,924	$10,497	$10,923
12/31/23	$12,130	$10,898	$11,055
1/31/24	$12,187	$10,868	$11,099
2/29/24	$12,186	$10,715	$11,060
3/31/24	$12,262	$10,814	$11,105
4/30/24	$12,246	$10,541	$11,067
5/31/24	$12,363	$10,719	$11,148
6/30/24	$12,403	$10,821	$11,210
7/31/24	$12,553	$11,074	$11,343
8/31/24	$12,597	$11,233	$11,447
9/30/24	$12,732	$11,383	$11,542
10/31/24	$12,674	$11,101	$11,475
11/30/24	$12,816	$11,218	$11,514
12/31/24	$12,847	$11,035	$11,540
1/31/25	$12,974	$11,093	$11,592
2/28/25	$13,060	$11,337	$11,674
3/31/25	$13,116	$11,342	$11,728
4/30/25	$13,077	$11,386	$11,815
5/31/25	$13,125	$11,305	$11,801
6/30/25	$13,282	$11,478	$11,877
7/31/25	$13,320	$11,448	$11,875
8/31/25	$13,473	$11,585	$11,980
9/30/25	$13,571	$11,711	$12,019
10/31/25	$13,675	$11,785	$12,061
11/30/25	$13,733	$11,858	$12,117
12/31/25	$13,832	$11,840	$12,162
1/31/26	$13,924	$11,853	$12,189
2/28/26	$13,942	$12,047	$12,253
3/31/26	$13,811	$11,835	$12,201

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.30%	2.55%	3.68%
Class A (including sales charge)	1.32%	1.77%	3.28%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2026

PIMS6001TSRAR_033126

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,133	$10,038	$10,014
5/31/16	$10,165	$10,041	$10,008
6/30/16	$10,076	$10,221	$10,068
7/31/16	$10,157	$10,286	$10,070
8/31/16	$10,199	$10,274	$10,059
9/30/16	$10,333	$10,268	$10,071
10/31/16	$10,397	$10,190	$10,068
11/30/16	$10,238	$9,949	$10,027
12/31/16	$10,416	$9,963	$10,033
1/31/17	$10,560	$9,982	$10,052
2/28/17	$10,663	$10,049	$10,068
3/31/17	$10,727	$10,044	$10,074
4/30/17	$10,822	$10,122	$10,093
5/31/17	$10,878	$10,199	$10,110
6/30/17	$10,906	$10,189	$10,106
7/31/17	$10,951	$10,233	$10,132
8/31/17	$11,017	$10,325	$10,153
9/30/17	$11,064	$10,276	$10,140
10/31/17	$11,069	$10,282	$10,138
11/30/17	$11,117	$10,268	$10,117
12/31/17	$11,107	$10,316	$10,120
1/31/18	$11,202	$10,197	$10,093
2/28/18	$11,243	$10,100	$10,083
3/31/18	$11,264	$10,165	$10,099
4/30/18	$11,283	$10,089	$10,089
5/31/18	$11,319	$10,161	$10,127
6/30/18	$11,324	$10,149	$10,128
7/31/18	$11,368	$10,151	$10,134
8/31/18	$11,358	$10,216	$10,169
9/30/18	$11,346	$10,151	$10,162
10/31/18	$11,370	$10,070	$10,173
11/30/18	$11,353	$10,131	$10,203
12/31/18	$11,372	$10,317	$10,282
1/31/19	$11,487	$10,426	$10,323
2/28/19	$11,531	$10,420	$10,339
3/31/19	$11,571	$10,620	$10,407
4/30/19	$11,634	$10,623	$10,430
5/31/19	$11,646	$10,812	$10,504
6/30/19	$11,687	$10,947	$10,562
7/31/19	$11,673	$10,971	$10,558
8/31/19	$11,559	$11,256	$10,641
9/30/19	$11,565	$11,196	$10,636
10/31/19	$11,646	$11,230	$10,672
11/30/19	$11,696	$11,224	$10,673
12/31/19	$11,829	$11,216	$10,697
1/31/20	$11,810	$11,432	$10,757
2/29/20	$11,790	$11,638	$10,845
3/31/20	$11,346	$11,569	$10,889
4/30/20	$11,528	$11,775	$10,948
5/31/20	$11,680	$11,830	$10,969
6/30/20	$11,825	$11,904	$10,984
7/31/20	$11,892	$12,082	$11,001
8/31/20	$11,949	$11,984	$11,003
9/30/20	$11,962	$11,978	$11,002
10/31/20	$12,009	$11,924	$11,001
11/30/20	$12,122	$12,041	$11,012
12/31/20	$12,199	$12,058	$11,027
1/31/21	$12,221	$11,971	$11,031
2/28/21	$12,223	$11,799	$11,024
3/31/21	$12,192	$11,651	$11,018
4/30/21	$12,215	$11,743	$11,027
5/31/21	$12,238	$11,782	$11,040
6/30/21	$12,205	$11,864	$11,024
7/31/21	$12,228	$11,997	$11,043
8/31/21	$12,216	$11,974	$11,043
9/30/21	$12,183	$11,871	$11,034
10/31/21	$12,072	$11,867	$10,998
11/30/21	$12,083	$11,902	$10,989
12/31/21	$12,105	$11,872	$10,972
1/31/22	$12,028	$11,616	$10,894
2/28/22	$11,939	$11,487	$10,845
3/31/22	$11,717	$11,168	$10,697
4/30/22	$11,506	$10,744	$10,638
5/31/22	$11,539	$10,813	$10,703
6/30/22	$11,339	$10,643	$10,629
7/31/22	$11,518	$10,903	$10,686
8/31/22	$11,307	$10,595	$10,600
9/30/22	$11,063	$10,138	$10,470
10/31/22	$11,066	$10,006	$10,456
11/30/22	$11,223	$10,374	$10,543
12/31/22	$11,245	$10,327	$10,564
1/31/23	$11,413	$10,645	$10,650
2/28/23	$11,321	$10,370	$10,570
3/31/23	$11,400	$10,633	$10,723
4/30/23	$11,433	$10,698	$10,760
5/31/23	$11,416	$10,581	$10,728
6/30/23	$11,432	$10,544	$10,685
7/31/23	$11,523	$10,536	$10,730
8/31/23	$11,536	$10,469	$10,770
9/30/23	$11,458	$10,203	$10,763
10/31/23	$11,388	$10,042	$10,798
11/30/23	$11,697	$10,497	$10,923
12/31/23	$11,892	$10,898	$11,055
1/31/24	$11,941	$10,868	$11,099
2/29/24	$11,932	$10,715	$11,060
3/31/24	$11,999	$10,814	$11,105
4/30/24	$11,976	$10,541	$11,067
5/31/24	$12,082	$10,719	$11,148
6/30/24	$12,115	$10,821	$11,210
7/31/24	$12,253	$11,074	$11,343
8/31/24	$12,288	$11,233	$11,447
9/30/24	$12,413	$11,383	$11,542
10/31/24	$12,348	$11,101	$11,475
11/30/24	$12,478	$11,218	$11,514
12/31/24	$12,500	$11,035	$11,540
1/31/25	$12,616	$11,093	$11,592
2/28/25	$12,692	$11,337	$11,674
3/31/25	$12,739	$11,342	$11,728
4/30/25	$12,693	$11,386	$11,815
5/31/25	$12,732	$11,305	$11,801
6/30/25	$12,876	$11,478	$11,877
7/31/25	$12,905	$11,448	$11,875
8/31/25	$13,045	$11,585	$11,980
9/30/25	$13,132	$11,711	$12,019
10/31/25	$13,224	$11,785	$12,061
11/30/25	$13,272	$11,858	$12,117
12/31/25	$13,359	$11,840	$12,162
1/31/26	$13,439	$11,853	$12,189
2/28/26	$13,448	$12,047	$12,253
3/31/26	$13,314	$11,835	$12,201

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.52%	1.78%	2.90%
Class C (including sales charge)	3.52%	1.78%	2.90%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2026

PIMS6201TSRAR_033126

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,307	$1,003,838	$1,001,415
5/31/16	$1,018,491	$1,004,096	$1,000,773
6/30/16	$1,010,493	$1,022,137	$1,006,778
7/31/16	$1,019,654	$1,028,599	$1,006,956
8/31/16	$1,024,833	$1,027,423	$1,005,923
9/30/16	$1,039,326	$1,026,821	$1,007,091
10/31/16	$1,046,692	$1,018,967	$1,006,775
11/30/16	$1,031,712	$994,865	$1,002,700
12/31/16	$1,050,743	$996,268	$1,003,301
1/31/17	$1,066,219	$998,223	$1,005,183
2/28/17	$1,077,584	$1,004,932	$1,006,804
3/31/17	$1,085,167	$1,004,405	$1,007,407
4/30/17	$1,095,731	$1,012,156	$1,009,269
5/31/17	$1,102,457	$1,019,947	$1,010,999
6/30/17	$1,106,379	$1,018,920	$1,010,580
7/31/17	$1,111,938	$1,023,305	$1,013,194
8/31/17	$1,119,742	$1,032,484	$1,015,258
9/30/17	$1,125,644	$1,027,566	$1,014,024
10/31/17	$1,127,219	$1,028,161	$1,013,790
11/30/17	$1,133,184	$1,026,841	$1,011,652
12/31/17	$1,133,297	$1,031,554	$1,011,978
1/31/18	$1,144,074	$1,019,674	$1,009,260
2/28/18	$1,149,278	$1,010,008	$1,008,303
3/31/18	$1,152,574	$1,016,485	$1,009,909
4/30/18	$1,155,539	$1,008,925	$1,008,868
5/31/18	$1,160,340	$1,016,126	$1,012,665
6/30/18	$1,161,951	$1,014,876	$1,012,787
7/31/18	$1,167,641	$1,015,117	$1,013,355
8/31/18	$1,167,847	$1,021,649	$1,016,932
9/30/18	$1,167,547	$1,015,070	$1,016,212
10/31/18	$1,171,163	$1,007,049	$1,017,286
11/30/18	$1,170,586	$1,013,060	$1,020,275
12/31/18	$1,173,676	$1,031,671	$1,028,205
1/31/19	$1,186,627	$1,042,627	$1,032,285
2/28/19	$1,192,279	$1,042,023	$1,033,902
3/31/19	$1,197,546	$1,062,032	$1,040,710
4/30/19	$1,205,229	$1,062,304	$1,043,048
5/31/19	$1,207,666	$1,081,161	$1,050,371
6/30/19	$1,212,950	$1,094,739	$1,056,178
7/31/19	$1,212,676	$1,097,147	$1,055,823
8/31/19	$1,202,135	$1,125,576	$1,064,109
9/30/19	$1,203,793	$1,119,581	$1,063,630
10/31/19	$1,213,442	$1,122,953	$1,067,247
11/30/19	$1,219,762	$1,122,381	$1,067,251
12/31/19	$1,234,884	$1,121,599	$1,069,718
1/31/20	$1,234,113	$1,143,184	$1,075,749
2/29/20	$1,233,143	$1,163,759	$1,084,508
3/31/20	$1,187,759	$1,156,911	$1,088,864
4/30/20	$1,207,958	$1,177,476	$1,094,821
5/31/20	$1,225,061	$1,182,959	$1,096,895
6/30/20	$1,241,427	$1,190,410	$1,098,436
7/31/20	$1,249,780	$1,208,191	$1,100,087
8/31/20	$1,256,940	$1,198,439	$1,100,259
9/30/20	$1,259,518	$1,197,782	$1,100,183
10/31/20	$1,265,718	$1,192,434	$1,100,140
11/30/20	$1,278,842	$1,204,134	$1,101,224
12/31/20	$1,288,249	$1,205,794	$1,102,659
1/31/21	$1,291,806	$1,197,148	$1,103,091
2/28/21	$1,293,170	$1,179,861	$1,102,393
3/31/21	$1,291,049	$1,165,128	$1,101,834
4/30/21	$1,294,844	$1,174,333	$1,102,723
5/31/21	$1,298,446	$1,178,169	$1,104,043
6/30/21	$1,296,205	$1,186,447	$1,102,392
7/31/21	$1,299,705	$1,199,713	$1,104,303
8/31/21	$1,299,547	$1,197,429	$1,104,314
9/30/21	$1,297,151	$1,187,061	$1,103,393
10/31/21	$1,286,495	$1,186,734	$1,099,795
11/30/21	$1,288,774	$1,190,245	$1,098,877
12/31/21	$1,293,731	$1,187,200	$1,097,219
1/31/22	$1,286,326	$1,161,622	$1,089,360
2/28/22	$1,276,742	$1,148,663	$1,084,485
3/31/22	$1,254,148	$1,116,751	$1,069,745
4/30/22	$1,232,817	$1,074,373	$1,063,794
5/31/22	$1,237,752	$1,081,300	$1,070,325
6/30/22	$1,217,901	$1,064,336	$1,062,928
7/31/22	$1,238,988	$1,090,343	$1,068,585
8/31/22	$1,217,515	$1,059,533	$1,060,014
9/30/22	$1,192,538	$1,013,755	$1,046,976
10/31/22	$1,193,935	$1,000,624	$1,045,623
11/30/22	$1,212,021	$1,037,423	$1,054,280
12/31/22	$1,215,602	$1,032,743	$1,056,362
1/31/23	$1,234,925	$1,064,515	$1,064,974
2/28/23	$1,226,083	$1,036,991	$1,057,022
3/31/23	$1,235,838	$1,063,333	$1,072,334
4/30/23	$1,240,559	$1,069,778	$1,076,012
5/31/23	$1,239,897	$1,058,130	$1,072,768
6/30/23	$1,242,862	$1,054,356	$1,068,468
7/31/23	$1,253,949	$1,053,621	$1,073,029
8/31/23	$1,256,609	$1,046,891	$1,076,982
9/30/23	$1,249,265	$1,020,288	$1,076,335
10/31/23	$1,242,886	$1,004,186	$1,079,782
11/30/23	$1,277,805	$1,049,662	$1,092,339
12/31/23	$1,300,348	$1,089,842	$1,105,470
1/31/24	$1,306,933	$1,086,849	$1,109,856
2/29/24	$1,307,157	$1,071,494	$1,106,002
3/31/24	$1,315,754	$1,081,388	$1,110,497
4/30/24	$1,314,451	$1,054,074	$1,106,736
5/31/24	$1,327,528	$1,071,944	$1,114,807
6/30/24	$1,332,261	$1,082,092	$1,121,042
7/31/24	$1,348,811	$1,107,367	$1,134,341
8/31/24	$1,354,047	$1,123,279	$1,144,682
9/30/24	$1,368,943	$1,138,319	$1,154,176
10/31/24	$1,363,174	$1,110,090	$1,147,540
11/30/24	$1,378,883	$1,121,827	$1,151,425
12/31/24	$1,382,663	$1,103,468	$1,153,973
1/31/25	$1,396,855	$1,109,322	$1,159,222
2/28/25	$1,406,564	$1,133,729	$1,167,423
3/31/25	$1,412,982	$1,134,155	$1,172,780
4/30/25	$1,409,246	$1,138,613	$1,181,503
5/31/25	$1,414,930	$1,130,460	$1,180,087
6/30/25	$1,432,324	$1,147,843	$1,187,691
7/31/25	$1,436,929	$1,144,815	$1,187,515
8/31/25	$1,453,937	$1,158,507	$1,197,966
9/30/25	$1,464,958	$1,171,145	$1,201,939
10/31/25	$1,476,754	$1,178,462	$1,206,090
11/30/25	$1,483,419	$1,185,785	$1,211,695
12/31/25	$1,494,664	$1,184,031	$1,216,157
1/31/26	$1,505,122	$1,185,295	$1,218,949
2/28/26	$1,507,464	$1,204,706	$1,225,312
3/31/26	$1,493,834	$1,183,475	$1,220,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.72%	2.96%	4.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2026

PIMS1942TSRAR_033126

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration in the short and intermediate portions and short exposure to U.S. duration in the long end of the U.S. yield curve contributed to performance, as interest rates fell across the short and intermediate portions and rose in the long end of the U.S. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate portion of the Australian yield curve.

  Short exposure to the New Taiwan dollar detracted from performance, as the New Taiwan dollar appreciated versus the U.S. dollar.

  Short exposure to the Swiss Franc detracted from performance, as the Swiss Franc appreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,222	$1,003,838	$1,001,415
5/31/16	$1,018,322	$1,004,096	$1,000,773
6/30/16	$1,010,243	$1,022,137	$1,006,778
7/31/16	$1,019,316	$1,028,599	$1,006,956
8/31/16	$1,024,406	$1,027,423	$1,005,923
9/30/16	$1,038,783	$1,026,821	$1,007,091
10/31/16	$1,046,061	$1,018,967	$1,006,775
11/30/16	$1,031,006	$994,865	$1,002,700
12/31/16	$1,049,926	$996,268	$1,003,301
1/31/17	$1,065,305	$998,223	$1,005,183
2/28/17	$1,076,578	$1,004,932	$1,006,804
3/31/17	$1,084,057	$1,004,405	$1,007,407
4/30/17	$1,094,526	$1,012,156	$1,009,269
5/31/17	$1,101,151	$1,019,947	$1,010,999
6/30/17	$1,104,972	$1,018,920	$1,010,580
7/31/17	$1,110,436	$1,023,305	$1,013,194
8/31/17	$1,118,137	$1,032,484	$1,015,258
9/30/17	$1,123,932	$1,027,566	$1,014,024
10/31/17	$1,125,413	$1,028,161	$1,013,790
11/30/17	$1,131,296	$1,026,841	$1,011,652
12/31/17	$1,131,309	$1,031,554	$1,011,978
1/31/18	$1,141,975	$1,019,674	$1,009,260
2/28/18	$1,147,087	$1,010,008	$1,008,303
3/31/18	$1,150,274	$1,016,485	$1,009,909
4/30/18	$1,153,141	$1,008,925	$1,008,868
5/31/18	$1,157,836	$1,016,126	$1,012,665
6/30/18	$1,159,347	$1,014,876	$1,012,787
7/31/18	$1,164,928	$1,015,117	$1,013,355
8/31/18	$1,165,028	$1,021,649	$1,016,932
9/30/18	$1,164,645	$1,015,070	$1,016,212
10/31/18	$1,168,154	$1,007,049	$1,017,286
11/30/18	$1,167,473	$1,013,060	$1,020,275
12/31/18	$1,170,459	$1,031,671	$1,028,205
1/31/19	$1,183,278	$1,042,627	$1,032,285
2/28/19	$1,188,823	$1,042,023	$1,033,902
3/31/19	$1,193,974	$1,062,032	$1,040,710
4/30/19	$1,201,545	$1,062,304	$1,043,048
5/31/19	$1,203,865	$1,081,161	$1,050,371
6/30/19	$1,209,144	$1,094,739	$1,056,178
7/31/19	$1,208,758	$1,097,147	$1,055,823
8/31/19	$1,198,144	$1,125,576	$1,064,109
9/30/19	$1,199,706	$1,119,581	$1,063,630
10/31/19	$1,209,220	$1,122,953	$1,067,247
11/30/19	$1,215,411	$1,122,381	$1,067,251
12/31/19	$1,230,376	$1,121,599	$1,069,718
1/31/20	$1,229,500	$1,143,184	$1,075,749
2/29/20	$1,228,438	$1,163,759	$1,084,508
3/31/20	$1,183,130	$1,156,911	$1,088,864
4/30/20	$1,203,149	$1,177,476	$1,094,821
5/31/20	$1,220,077	$1,182,959	$1,096,895
6/30/20	$1,236,277	$1,190,410	$1,098,436
7/31/20	$1,244,481	$1,208,191	$1,100,087
8/31/20	$1,251,515	$1,198,439	$1,100,259
9/30/20	$1,253,978	$1,197,782	$1,100,183
10/31/20	$1,260,041	$1,192,434	$1,100,140
11/30/20	$1,273,004	$1,204,134	$1,101,224
12/31/20	$1,282,249	$1,205,794	$1,102,659
1/31/21	$1,285,692	$1,197,148	$1,103,091
2/28/21	$1,286,953	$1,179,861	$1,102,393
3/31/21	$1,284,732	$1,165,128	$1,101,834
4/30/21	$1,288,394	$1,174,333	$1,102,723
5/31/21	$1,291,875	$1,178,169	$1,104,043
6/30/21	$1,289,539	$1,186,447	$1,102,392
7/31/21	$1,292,907	$1,199,713	$1,104,303
8/31/21	$1,292,642	$1,197,429	$1,104,314
9/30/21	$1,290,154	$1,187,061	$1,103,393
10/31/21	$1,279,444	$1,186,734	$1,099,795
11/30/21	$1,281,612	$1,190,245	$1,098,877
12/31/21	$1,286,425	$1,187,200	$1,097,219
1/31/22	$1,278,958	$1,161,622	$1,089,360
2/28/22	$1,269,324	$1,148,663	$1,084,485
3/31/22	$1,246,754	$1,116,751	$1,069,745
4/30/22	$1,225,444	$1,074,373	$1,063,794
5/31/22	$1,230,249	$1,081,300	$1,070,325
6/30/22	$1,210,420	$1,064,336	$1,062,928
7/31/22	$1,231,273	$1,090,343	$1,068,585
8/31/22	$1,209,826	$1,059,533	$1,060,014
9/30/22	$1,184,900	$1,013,755	$1,046,976
10/31/22	$1,186,196	$1,000,624	$1,045,623
11/30/22	$1,204,064	$1,037,423	$1,054,280
12/31/22	$1,207,514	$1,032,743	$1,056,362
1/31/23	$1,226,613	$1,064,515	$1,064,974
2/28/23	$1,217,736	$1,036,991	$1,057,022
3/31/23	$1,227,314	$1,063,333	$1,072,334
4/30/23	$1,231,909	$1,069,778	$1,076,012
5/31/23	$1,231,148	$1,058,130	$1,072,768
6/30/23	$1,233,984	$1,054,356	$1,068,468
7/31/23	$1,244,894	$1,053,621	$1,073,029
8/31/23	$1,247,430	$1,046,891	$1,076,982
9/30/23	$1,240,035	$1,020,288	$1,076,335
10/31/23	$1,233,606	$1,004,186	$1,079,782
11/30/23	$1,268,161	$1,049,662	$1,092,339
12/31/23	$1,290,423	$1,089,842	$1,105,470
1/31/24	$1,296,853	$1,086,849	$1,109,856
2/29/24	$1,296,974	$1,071,494	$1,106,002
3/31/24	$1,305,393	$1,081,388	$1,110,497
4/30/24	$1,304,010	$1,054,074	$1,106,736
5/31/24	$1,316,866	$1,071,944	$1,114,807
6/30/24	$1,321,461	$1,082,092	$1,121,042
7/31/24	$1,337,764	$1,107,367	$1,134,341
8/31/24	$1,342,836	$1,123,279	$1,144,682
9/30/24	$1,357,505	$1,138,319	$1,154,176
10/31/24	$1,351,670	$1,110,090	$1,147,540
11/30/24	$1,367,130	$1,121,827	$1,151,425
12/31/24	$1,370,765	$1,103,468	$1,153,973
1/31/25	$1,384,758	$1,109,322	$1,159,222
2/28/25	$1,394,276	$1,133,729	$1,167,423
3/31/25	$1,400,527	$1,134,155	$1,172,780
4/30/25	$1,396,708	$1,138,613	$1,181,503
5/31/25	$1,402,220	$1,130,460	$1,180,087
6/30/25	$1,419,346	$1,147,843	$1,187,691
7/31/25	$1,423,788	$1,144,815	$1,187,515
8/31/25	$1,440,516	$1,158,507	$1,197,966
9/30/25	$1,451,321	$1,171,145	$1,201,939
10/31/25	$1,462,876	$1,178,462	$1,206,090
11/30/25	$1,469,365	$1,185,785	$1,211,695
12/31/25	$1,480,377	$1,184,031	$1,216,157
1/31/26	$1,490,607	$1,185,295	$1,218,949
2/28/26	$1,492,813	$1,204,706	$1,225,312
3/31/26	$1,479,194	$1,183,475	$1,220,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.62%	2.86%	3.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$110,906
# of Portfolio Holdings	759
Portfolio Turnover Rate	821%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	21.2%
Sovereign Issues	14.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	23.9%
Affiliated Investments	24.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(49.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Annual Shareholder Report |

March 31, 2026

PIMS1955TSRAR_033126

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including non-agency residential MBS, contributed to relative performance versus the Index, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select developed market currencies within the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,670	$1,003,838	$1,002,655
5/31/16	$1,004,916	$1,004,096	$1,001,505
6/30/16	$1,013,994	$1,022,137	$1,015,852
7/31/16	$1,020,955	$1,028,599	$1,018,729
8/31/16	$1,017,798	$1,027,423	$1,016,115
9/30/16	$1,022,035	$1,026,821	$1,017,472
10/31/16	$1,020,394	$1,018,967	$1,013,269
11/30/16	$1,002,195	$994,865	$995,739
12/31/16	$1,007,899	$996,268	$996,441
1/31/17	$1,015,016	$998,223	$999,134
2/28/17	$1,020,455	$1,004,932	$1,003,775
3/31/17	$1,022,328	$1,004,405	$1,004,228
4/30/17	$1,027,879	$1,012,156	$1,010,476
5/31/17	$1,032,550	$1,019,947	$1,015,518
6/30/17	$1,033,136	$1,018,920	$1,013,692
7/31/17	$1,039,509	$1,023,305	$1,018,382
8/31/17	$1,047,068	$1,032,484	$1,024,411
9/30/17	$1,045,554	$1,027,566	$1,019,789
10/31/17	$1,042,950	$1,028,161	$1,019,705
11/30/17	$1,038,451	$1,026,841	$1,016,573
12/31/17	$1,040,920	$1,031,554	$1,017,739
1/31/18	$1,034,128	$1,019,674	$1,008,782
2/28/18	$1,031,567	$1,010,008	$1,004,144
3/31/18	$1,034,383	$1,016,485	$1,007,756
4/30/18	$1,027,083	$1,008,925	$1,002,491
5/31/18	$1,030,245	$1,016,126	$1,008,481
6/30/18	$1,029,501	$1,014,876	$1,007,818
7/31/18	$1,032,619	$1,015,117	$1,008,083
8/31/18	$1,036,030	$1,021,649	$1,014,047
9/30/18	$1,032,699	$1,015,070	$1,009,971
10/31/18	$1,035,863	$1,007,049	$1,008,584
11/30/18	$1,038,499	$1,013,060	$1,013,136
12/31/18	$1,046,720	$1,031,671	$1,026,675
1/31/19	$1,057,577	$1,042,627	$1,035,585
2/28/19	$1,060,041	$1,042,023	$1,036,473
3/31/19	$1,070,023	$1,062,032	$1,050,500
4/30/19	$1,073,518	$1,062,304	$1,052,520
5/31/19	$1,088,002	$1,081,161	$1,066,257
6/30/19	$1,098,259	$1,094,739	$1,077,680
7/31/19	$1,095,778	$1,097,147	$1,077,312
8/31/19	$1,116,340	$1,125,576	$1,096,413
9/30/19	$1,113,384	$1,119,581	$1,092,438
10/31/19	$1,117,721	$1,122,953	$1,096,770
11/30/19	$1,112,729	$1,122,381	$1,095,132
12/31/19	$1,113,312	$1,121,599	$1,096,508
1/31/20	$1,132,653	$1,143,184	$1,112,072
2/29/20	$1,144,322	$1,163,759	$1,127,770
3/31/20	$1,135,796	$1,156,911	$1,122,825
4/30/20	$1,154,246	$1,177,476	$1,138,632
5/31/20	$1,169,157	$1,182,959	$1,147,291
6/30/20	$1,179,732	$1,190,410	$1,154,367
7/31/20	$1,188,188	$1,208,191	$1,162,985
8/31/20	$1,193,011	$1,198,439	$1,161,608
9/30/20	$1,192,410	$1,197,782	$1,161,464
10/31/20	$1,190,868	$1,192,434	$1,158,918
11/30/20	$1,198,845	$1,204,134	$1,164,662
12/31/20	$1,201,988	$1,205,794	$1,167,058
1/31/21	$1,201,069	$1,197,148	$1,163,821
2/28/21	$1,193,248	$1,179,861	$1,154,309
3/31/21	$1,183,192	$1,165,128	$1,145,348
4/30/21	$1,190,393	$1,174,333	$1,151,022
5/31/21	$1,193,751	$1,178,169	$1,155,643
6/30/21	$1,194,868	$1,186,447	$1,156,583
7/31/21	$1,202,944	$1,199,713	$1,165,436
8/31/21	$1,200,644	$1,197,429	$1,163,545
9/30/21	$1,195,077	$1,187,061	$1,156,855
10/31/21	$1,187,383	$1,186,734	$1,150,397
11/30/21	$1,186,519	$1,190,245	$1,151,729
12/31/21	$1,186,846	$1,187,200	$1,150,249
1/31/22	$1,172,221	$1,161,622	$1,133,374
2/28/22	$1,165,511	$1,148,663	$1,125,937
3/31/22	$1,131,209	$1,116,751	$1,098,383
4/30/22	$1,109,629	$1,074,373	$1,076,426
5/31/22	$1,118,075	$1,081,300	$1,084,438
6/30/22	$1,101,434	$1,064,336	$1,072,380
7/31/22	$1,117,300	$1,090,343	$1,089,889
8/31/22	$1,098,667	$1,059,533	$1,068,093
9/30/22	$1,068,683	$1,013,755	$1,039,538
10/31/22	$1,059,631	$1,000,624	$1,034,963
11/30/22	$1,083,457	$1,037,423	$1,057,438
12/31/22	$1,083,656	$1,032,743	$1,055,528
1/31/23	$1,106,701	$1,064,515	$1,075,224
2/28/23	$1,088,424	$1,036,991	$1,055,910
3/31/23	$1,108,056	$1,063,333	$1,080,144
4/30/23	$1,115,276	$1,069,778	$1,086,737
5/31/23	$1,107,338	$1,058,130	$1,078,692
6/30/23	$1,099,538	$1,054,356	$1,071,359
7/31/23	$1,105,726	$1,053,621	$1,074,165
8/31/23	$1,106,166	$1,046,891	$1,074,010
9/30/23	$1,094,340	$1,020,288	$1,062,440
10/31/23	$1,088,504	$1,004,186	$1,057,519
11/30/23	$1,119,710	$1,049,662	$1,085,704
12/31/23	$1,147,280	$1,089,842	$1,110,876
1/31/24	$1,151,267	$1,086,849	$1,113,197
2/29/24	$1,141,515	$1,071,494	$1,102,135
3/31/24	$1,149,852	$1,081,388	$1,109,208
4/30/24	$1,132,682	$1,054,074	$1,094,242
5/31/24	$1,148,780	$1,071,944	$1,107,442
6/30/24	$1,156,488	$1,082,092	$1,116,274
7/31/24	$1,179,804	$1,107,367	$1,137,255
8/31/24	$1,191,830	$1,123,279	$1,150,345
9/30/24	$1,205,848	$1,138,319	$1,162,822
10/31/24	$1,184,434	$1,110,090	$1,144,217
11/30/24	$1,195,220	$1,121,827	$1,151,349
12/31/24	$1,188,802	$1,103,468	$1,144,202
1/31/25	$1,197,234	$1,109,322	$1,150,729
2/28/25	$1,216,832	$1,133,729	$1,166,766
3/31/25	$1,225,241	$1,134,155	$1,171,915
4/30/25	$1,233,856	$1,138,613	$1,182,785
5/31/25	$1,229,468	$1,130,460	$1,178,922
6/30/25	$1,245,864	$1,147,843	$1,191,500
7/31/25	$1,245,295	$1,144,815	$1,189,851
8/31/25	$1,264,806	$1,158,507	$1,204,371
9/30/25	$1,270,619	$1,171,145	$1,209,454
10/31/25	$1,279,776	$1,178,462	$1,214,633
11/30/25	$1,289,443	$1,185,785	$1,222,824
12/31/25	$1,291,993	$1,184,031	$1,223,908
1/31/26	$1,296,001	$1,185,295	$1,224,835
2/28/26	$1,311,197	$1,204,706	$1,238,695
3/31/26	$1,284,554	$1,183,475	$1,223,610

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.84%	1.66%	2.54%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Government/Credit Index	4.41%	1.33%	2.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,761,083
# of Portfolio Holdings	1,334
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$4,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	54.2%
U.S. Government Agencies	21.5%
Corporate Bonds & Notes	18.9%
Sovereign Issues	8.7%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(22.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS0120TSRAR_033126

I-2: PMOPX

PIMCO Moderate Duration Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including non-agency residential MBS, contributed to relative performance versus the Index, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select developed market currencies within the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,003,585	$1,003,838	$1,002,655
5/31/16	$1,004,749	$1,004,096	$1,001,505
6/30/16	$1,013,742	$1,022,137	$1,015,852
7/31/16	$1,020,616	$1,028,599	$1,018,729
8/31/16	$1,017,373	$1,027,423	$1,016,115
9/30/16	$1,021,519	$1,026,821	$1,017,472
10/31/16	$1,019,798	$1,018,967	$1,013,269
11/30/16	$1,001,527	$994,865	$995,739
12/31/16	$1,007,136	$996,268	$996,441
1/31/17	$1,014,167	$998,223	$999,134
2/28/17	$1,019,524	$1,004,932	$1,003,775
3/31/17	$1,021,303	$1,004,405	$1,004,228
4/30/17	$1,026,770	$1,012,156	$1,010,476
5/31/17	$1,031,349	$1,019,947	$1,015,518
6/30/17	$1,031,842	$1,018,920	$1,013,692
7/31/17	$1,038,125	$1,023,305	$1,018,382
8/31/17	$1,045,585	$1,032,484	$1,024,411
9/30/17	$1,043,985	$1,027,566	$1,019,789
10/31/17	$1,041,299	$1,028,161	$1,019,705
11/30/17	$1,036,721	$1,026,841	$1,016,573
12/31/17	$1,039,096	$1,031,554	$1,017,739
1/31/18	$1,032,230	$1,019,674	$1,008,782
2/28/18	$1,029,595	$1,010,008	$1,004,144
3/31/18	$1,032,315	$1,016,485	$1,007,756
4/30/18	$1,024,949	$1,008,925	$1,002,491
5/31/18	$1,028,018	$1,016,126	$1,008,481
6/30/18	$1,027,187	$1,014,876	$1,007,818
7/31/18	$1,030,214	$1,015,117	$1,008,083
8/31/18	$1,033,522	$1,021,649	$1,014,047
9/30/18	$1,030,123	$1,015,070	$1,009,971
10/31/18	$1,033,192	$1,007,049	$1,008,584
11/30/18	$1,035,703	$1,013,060	$1,013,136
12/31/18	$1,043,844	$1,031,671	$1,026,675
1/31/19	$1,054,586	$1,042,627	$1,035,585
2/28/19	$1,056,962	$1,042,023	$1,036,473
3/31/19	$1,066,825	$1,062,032	$1,050,500
4/30/19	$1,070,223	$1,062,304	$1,052,520
5/31/19	$1,084,569	$1,081,161	$1,066,257
6/30/19	$1,094,711	$1,094,739	$1,077,680
7/31/19	$1,092,145	$1,097,147	$1,077,312
8/31/19	$1,112,539	$1,125,576	$1,096,413
9/30/19	$1,109,509	$1,119,581	$1,092,438
10/31/19	$1,113,738	$1,122,953	$1,096,770
11/30/19	$1,108,670	$1,122,381	$1,095,132
12/31/19	$1,109,142	$1,121,599	$1,096,508
1/31/20	$1,128,310	$1,143,184	$1,112,072
2/29/20	$1,139,849	$1,163,759	$1,127,770
3/31/20	$1,131,266	$1,156,911	$1,122,825
4/30/20	$1,149,548	$1,177,476	$1,138,632
5/31/20	$1,164,314	$1,182,959	$1,147,291
6/30/20	$1,174,749	$1,190,410	$1,154,367
7/31/20	$1,183,062	$1,208,191	$1,162,985
8/31/20	$1,187,763	$1,198,439	$1,161,608
9/30/20	$1,187,067	$1,197,782	$1,161,464
10/31/20	$1,185,428	$1,192,434	$1,158,918
11/30/20	$1,193,276	$1,204,134	$1,164,662
12/31/20	$1,196,293	$1,205,794	$1,167,058
1/31/21	$1,195,285	$1,197,148	$1,163,821
2/28/21	$1,187,404	$1,179,861	$1,154,309
3/31/21	$1,177,298	$1,165,128	$1,145,348
4/30/21	$1,184,359	$1,174,333	$1,151,022
5/31/21	$1,187,608	$1,178,169	$1,155,643
6/30/21	$1,188,622	$1,186,447	$1,156,583
7/31/21	$1,196,550	$1,199,713	$1,165,436
8/31/21	$1,194,164	$1,197,429	$1,163,545
9/30/21	$1,188,537	$1,187,061	$1,156,855
10/31/21	$1,180,782	$1,186,734	$1,150,397
11/30/21	$1,179,826	$1,190,245	$1,151,729
12/31/21	$1,180,045	$1,187,200	$1,150,249
1/31/22	$1,165,411	$1,161,622	$1,133,374
2/28/22	$1,158,652	$1,148,663	$1,125,937
3/31/22	$1,124,455	$1,116,751	$1,098,383
4/30/22	$1,102,906	$1,074,373	$1,076,426
5/31/22	$1,111,211	$1,081,300	$1,084,438
6/30/22	$1,094,582	$1,064,336	$1,072,380
7/31/22	$1,110,256	$1,090,343	$1,089,889
8/31/22	$1,091,647	$1,059,533	$1,068,093
9/30/22	$1,061,762	$1,013,755	$1,039,538
10/31/22	$1,052,685	$1,000,624	$1,034,963
11/30/22	$1,076,274	$1,037,423	$1,057,438
12/31/22	$1,076,376	$1,032,743	$1,055,528
1/31/23	$1,099,182	$1,064,515	$1,075,224
2/28/23	$1,080,946	$1,036,991	$1,055,910
3/31/23	$1,100,346	$1,063,333	$1,080,144
4/30/23	$1,107,432	$1,069,778	$1,086,737
5/31/23	$1,099,455	$1,058,130	$1,078,692
6/30/23	$1,091,615	$1,054,356	$1,071,359
7/31/23	$1,097,669	$1,053,621	$1,074,165
8/31/23	$1,098,014	$1,046,891	$1,074,010
9/30/23	$1,086,183	$1,020,288	$1,062,440
10/31/23	$1,080,302	$1,004,186	$1,057,519
11/30/23	$1,111,183	$1,049,662	$1,085,704
12/31/23	$1,138,445	$1,089,842	$1,110,876
1/31/24	$1,142,307	$1,086,849	$1,113,197
2/29/24	$1,132,541	$1,071,494	$1,102,135
3/31/24	$1,140,717	$1,081,388	$1,109,208
4/30/24	$1,123,592	$1,054,074	$1,094,242
5/31/24	$1,139,458	$1,071,944	$1,107,442
6/30/24	$1,147,015	$1,082,092	$1,116,274
7/31/24	$1,170,042	$1,107,367	$1,137,255
8/31/24	$1,181,863	$1,123,279	$1,150,345
9/30/24	$1,195,672	$1,138,319	$1,162,822
10/31/24	$1,174,339	$1,110,090	$1,144,217
11/30/24	$1,184,942	$1,121,827	$1,151,349
12/31/24	$1,178,479	$1,103,468	$1,144,202
1/31/25	$1,186,735	$1,109,322	$1,150,729
2/28/25	$1,206,070	$1,133,729	$1,166,766
3/31/25	$1,214,310	$1,134,155	$1,171,915
4/30/25	$1,222,749	$1,138,613	$1,182,785
5/31/25	$1,218,296	$1,130,460	$1,178,922
6/30/25	$1,234,446	$1,147,843	$1,191,500
7/31/25	$1,233,778	$1,144,815	$1,189,851
8/31/25	$1,252,997	$1,158,507	$1,204,371
9/30/25	$1,258,657	$1,171,145	$1,209,454
10/31/25	$1,267,613	$1,178,462	$1,214,633
11/30/25	$1,277,091	$1,185,785	$1,222,824
12/31/25	$1,279,506	$1,184,031	$1,223,908
1/31/26	$1,283,367	$1,185,295	$1,224,835
2/28/26	$1,298,316	$1,204,706	$1,238,695
3/31/26	$1,271,831	$1,183,475	$1,223,610

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.74%	1.56%	2.43%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Government/Credit Index	4.41%	1.33%	2.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,761,083
# of Portfolio Holdings	1,334
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$4,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	54.2%
U.S. Government Agencies	21.5%
Corporate Bonds & Notes	18.9%
Sovereign Issues	8.7%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(22.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMOPX

PIMCO Moderate Duration Fund

Annual Shareholder Report |

March 31, 2026

PIMS1962TSRAR_033126

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$261	2.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,698	$10,038	$10,005
5/31/16	$9,712	$10,041	$10,011
6/30/16	$9,805	$10,221	$10,016
7/31/16	$9,891	$10,286	$10,021
8/31/16	$9,888	$10,274	$10,026
9/30/16	$9,966	$10,268	$10,032
10/31/16	$10,007	$10,190	$10,039
11/30/16	$9,923	$9,949	$10,046
12/31/16	$9,977	$9,963	$10,053
1/31/17	$10,046	$9,982	$10,061
2/28/17	$10,095	$10,049	$10,069
3/31/17	$10,121	$10,044	$10,078
4/30/17	$10,180	$10,122	$10,087
5/31/17	$10,278	$10,199	$10,097
6/30/17	$10,294	$10,189	$10,107
7/31/17	$10,345	$10,233	$10,118
8/31/17	$10,444	$10,325	$10,128
9/30/17	$10,450	$10,276	$10,139
10/31/17	$10,474	$10,282	$10,151
11/30/17	$10,471	$10,268	$10,162
12/31/17	$10,484	$10,316	$10,173
1/31/18	$10,452	$10,197	$10,188
2/28/18	$10,446	$10,100	$10,202
3/31/18	$10,501	$10,165	$10,216
4/30/18	$10,487	$10,089	$10,236
5/31/18	$10,541	$10,161	$10,256
6/30/18	$10,547	$10,149	$10,275
7/31/18	$10,562	$10,151	$10,295
8/31/18	$10,600	$10,216	$10,315
9/30/18	$10,603	$10,151	$10,335
10/31/18	$10,609	$10,070	$10,356
11/30/18	$10,626	$10,131	$10,377
12/31/18	$10,604	$10,317	$10,397
1/31/19	$10,659	$10,426	$10,421
2/28/19	$10,683	$10,420	$10,446
3/31/19	$10,759	$10,620	$10,470
4/30/19	$10,794	$10,623	$10,493
5/31/19	$10,832	$10,812	$10,516
6/30/19	$10,886	$10,947	$10,538
7/31/19	$10,932	$10,971	$10,559
8/31/19	$10,961	$11,256	$10,579
9/30/19	$11,005	$11,196	$10,600
10/31/19	$11,072	$11,230	$10,618
11/30/19	$11,058	$11,224	$10,637
12/31/19	$11,094	$11,216	$10,656
1/31/20	$11,174	$11,432	$10,673
2/29/20	$11,229	$11,638	$10,690
3/31/20	$10,690	$11,569	$10,708
4/30/20	$10,923	$11,775	$10,721
5/31/20	$11,064	$11,830	$10,734
6/30/20	$11,204	$11,904	$10,747
7/31/20	$11,296	$12,082	$10,749
8/31/20	$11,416	$11,984	$10,752
9/30/20	$11,443	$11,978	$10,755
10/31/20	$11,471	$11,924	$10,757
11/30/20	$11,560	$12,041	$10,759
12/31/20	$11,652	$12,058	$10,761
1/31/21	$11,710	$11,971	$10,763
2/28/21	$11,725	$11,799	$10,765
3/31/21	$11,689	$11,651	$10,768
4/30/21	$11,750	$11,743	$10,769
5/31/21	$11,745	$11,782	$10,771
6/30/21	$11,783	$11,864	$10,773
7/31/21	$11,856	$11,997	$10,774
8/31/21	$11,851	$11,974	$10,776
9/30/21	$11,836	$11,871	$10,777
10/31/21	$11,832	$11,867	$10,778
11/30/21	$11,838	$11,902	$10,779
12/31/21	$11,845	$11,872	$10,781
1/31/22	$11,807	$11,616	$10,783
2/28/22	$11,760	$11,487	$10,785
3/31/22	$11,595	$11,168	$10,787
4/30/22	$11,363	$10,744	$10,796
5/31/22	$11,328	$10,813	$10,805
6/30/22	$11,100	$10,643	$10,814
7/31/22	$11,261	$10,903	$10,828
8/31/22	$11,188	$10,595	$10,850
9/30/22	$10,879	$10,138	$10,872
10/31/22	$10,777	$10,006	$10,900
11/30/22	$10,935	$10,374	$10,934
12/31/22	$10,989	$10,327	$10,972
1/31/23	$11,208	$10,645	$11,013
2/28/23	$11,145	$10,370	$11,052
3/31/23	$11,186	$10,633	$11,096
4/30/23	$11,235	$10,698	$11,140
5/31/23	$11,249	$10,581	$11,188
6/30/23	$11,312	$10,544	$11,236
7/31/23	$11,359	$10,536	$11,285
8/31/23	$11,361	$10,469	$11,336
9/30/23	$11,248	$10,203	$11,387
10/31/23	$11,082	$10,042	$11,439
11/30/23	$11,441	$10,497	$11,490
12/31/23	$11,705	$10,898	$11,543
1/31/24	$11,749	$10,868	$11,596
2/29/24	$11,752	$10,715	$11,645
3/31/24	$11,873	$10,814	$11,699
4/30/24	$11,722	$10,541	$11,751
5/31/24	$11,902	$10,719	$11,805
6/30/24	$11,981	$10,821	$11,854
7/31/24	$12,211	$11,074	$11,912
8/31/24	$12,343	$11,233	$11,967
9/30/24	$12,439	$11,383	$12,018
10/31/24	$12,235	$11,101	$12,068
11/30/24	$12,359	$11,218	$12,116
12/31/24	$12,322	$11,035	$12,163
1/31/25	$12,420	$11,093	$12,208
2/28/25	$12,627	$11,337	$12,250
3/31/25	$12,670	$11,342	$12,295
4/30/25	$12,714	$11,386	$12,340
5/31/25	$12,709	$11,305	$12,386
6/30/25	$12,860	$11,478	$12,430
7/31/25	$12,848	$11,448	$12,477
8/31/25	$13,059	$11,585	$12,524
9/30/25	$13,085	$11,711	$12,569
10/31/25	$13,174	$11,785	$12,614
11/30/25	$13,269	$11,858	$12,656
12/31/25	$13,320	$11,840	$12,697
1/31/26	$13,376	$11,853	$12,738
2/28/26	$13,526	$12,047	$12,774
3/31/26	$13,354	$11,835	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.40%	2.70%	3.33%
Class A (including sales charge)	1.49%	1.91%	2.93%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6044TSRAR_033126

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$337	3.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,073	$10,038	$10,005
5/31/16	$10,081	$10,041	$10,011
6/30/16	$10,172	$10,221	$10,016
7/31/16	$10,254	$10,286	$10,021
8/31/16	$10,245	$10,274	$10,026
9/30/16	$10,319	$10,268	$10,032
10/31/16	$10,355	$10,190	$10,039
11/30/16	$10,261	$9,949	$10,046
12/31/16	$10,311	$9,963	$10,053
1/31/17	$10,376	$9,982	$10,061
2/28/17	$10,421	$10,049	$10,069
3/31/17	$10,440	$10,044	$10,078
4/30/17	$10,495	$10,122	$10,087
5/31/17	$10,590	$10,199	$10,097
6/30/17	$10,599	$10,189	$10,107
7/31/17	$10,646	$10,233	$10,118
8/31/17	$10,741	$10,325	$10,128
9/30/17	$10,740	$10,276	$10,139
10/31/17	$10,758	$10,282	$10,151
11/30/17	$10,748	$10,268	$10,162
12/31/17	$10,755	$10,316	$10,173
1/31/18	$10,715	$10,197	$10,188
2/28/18	$10,703	$10,100	$10,202
3/31/18	$10,752	$10,165	$10,216
4/30/18	$10,731	$10,089	$10,236
5/31/18	$10,780	$10,161	$10,256
6/30/18	$10,779	$10,149	$10,275
7/31/18	$10,788	$10,151	$10,295
8/31/18	$10,819	$10,216	$10,315
9/30/18	$10,816	$10,151	$10,335
10/31/18	$10,816	$10,070	$10,356
11/30/18	$10,826	$10,131	$10,377
12/31/18	$10,797	$10,317	$10,397
1/31/19	$10,846	$10,426	$10,421
2/28/19	$10,864	$10,420	$10,446
3/31/19	$10,934	$10,620	$10,470
4/30/19	$10,963	$10,623	$10,493
5/31/19	$10,994	$10,812	$10,516
6/30/19	$11,042	$10,947	$10,538
7/31/19	$11,082	$10,971	$10,559
8/31/19	$11,103	$11,256	$10,579
9/30/19	$11,142	$11,196	$10,600
10/31/19	$11,202	$11,230	$10,618
11/30/19	$11,181	$11,224	$10,637
12/31/19	$11,211	$11,216	$10,656
1/31/20	$11,284	$11,432	$10,673
2/29/20	$11,333	$11,638	$10,690
3/31/20	$10,782	$11,569	$10,708
4/30/20	$11,010	$11,775	$10,721
5/31/20	$11,145	$11,830	$10,734
6/30/20	$11,279	$11,904	$10,747
7/31/20	$11,364	$12,082	$10,749
8/31/20	$11,477	$11,984	$10,752
9/30/20	$11,497	$11,978	$10,755
10/31/20	$11,518	$11,924	$10,757
11/30/20	$11,601	$12,041	$10,759
12/31/20	$11,685	$12,058	$10,761
1/31/21	$11,736	$11,971	$10,763
2/28/21	$11,744	$11,799	$10,765
3/31/21	$11,701	$11,651	$10,768
4/30/21	$11,755	$11,743	$10,769
5/31/21	$11,742	$11,782	$10,771
6/30/21	$11,773	$11,864	$10,773
7/31/21	$11,838	$11,997	$10,774
8/31/21	$11,826	$11,974	$10,776
9/30/21	$11,803	$11,871	$10,777
10/31/21	$11,792	$11,867	$10,778
11/30/21	$11,791	$11,902	$10,779
12/31/21	$11,790	$11,872	$10,781
1/31/22	$11,745	$11,616	$10,783
2/28/22	$11,691	$11,487	$10,785
3/31/22	$11,520	$11,168	$10,787
4/30/22	$11,282	$10,744	$10,796
5/31/22	$11,241	$10,813	$10,805
6/30/22	$11,007	$10,643	$10,814
7/31/22	$11,160	$10,903	$10,828
8/31/22	$11,081	$10,595	$10,850
9/30/22	$10,767	$10,138	$10,872
10/31/22	$10,660	$10,006	$10,900
11/30/22	$10,810	$10,374	$10,934
12/31/22	$10,856	$10,327	$10,972
1/31/23	$11,066	$10,645	$11,013
2/28/23	$10,997	$10,370	$11,052
3/31/23	$11,030	$10,633	$11,096
4/30/23	$11,072	$10,698	$11,140
5/31/23	$11,079	$10,581	$11,188
6/30/23	$11,134	$10,544	$11,236
7/31/23	$11,173	$10,536	$11,285
8/31/23	$11,168	$10,469	$11,336
9/30/23	$11,050	$10,203	$11,387
10/31/23	$10,880	$10,042	$11,439
11/30/23	$11,226	$10,497	$11,490
12/31/23	$11,477	$10,898	$11,543
1/31/24	$11,513	$10,868	$11,596
2/29/24	$11,509	$10,715	$11,645
3/31/24	$11,620	$10,814	$11,699
4/30/24	$11,465	$10,541	$11,751
5/31/24	$11,633	$10,719	$11,805
6/30/24	$11,705	$10,821	$11,854
7/31/24	$11,921	$11,074	$11,912
8/31/24	$12,043	$11,233	$11,967
9/30/24	$12,129	$11,383	$12,018
10/31/24	$11,923	$11,101	$12,068
11/30/24	$12,036	$11,218	$12,116
12/31/24	$11,992	$11,035	$12,163
1/31/25	$12,079	$11,093	$12,208
2/28/25	$12,274	$11,337	$12,250
3/31/25	$12,308	$11,342	$12,295
4/30/25	$12,344	$11,386	$12,340
5/31/25	$12,330	$11,305	$12,386
6/30/25	$12,470	$11,478	$12,430
7/31/25	$12,450	$11,448	$12,477
8/31/25	$12,646	$11,585	$12,524
9/30/25	$12,664	$11,711	$12,569
10/31/25	$12,741	$11,785	$12,614
11/30/25	$12,826	$11,858	$12,656
12/31/25	$12,867	$11,840	$12,697
1/31/26	$12,913	$11,853	$12,738
2/28/26	$13,050	$12,047	$12,774
3/31/26	$12,875	$11,835	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.61%	1.93%	2.56%
Class C (including sales charge)	3.61%	1.93%	2.56%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6244TSRAR_033126

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$220	2.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,235	$1,003,838	$1,000,526
5/31/16	$1,010,010	$1,004,096	$1,001,052
6/30/16	$1,020,063	$1,022,137	$1,001,578
7/31/16	$1,029,322	$1,028,599	$1,002,105
8/31/16	$1,029,386	$1,027,423	$1,002,632
9/30/16	$1,037,881	$1,026,821	$1,003,159
10/31/16	$1,042,413	$1,018,967	$1,003,860
11/30/16	$1,034,016	$994,865	$1,004,560
12/31/16	$1,040,086	$996,268	$1,005,261
1/31/17	$1,047,563	$998,223	$1,006,097
2/28/17	$1,053,038	$1,004,932	$1,006,934
3/31/17	$1,056,112	$1,004,405	$1,007,772
4/30/17	$1,062,579	$1,012,156	$1,008,736
5/31/17	$1,073,204	$1,019,947	$1,009,699
6/30/17	$1,075,242	$1,018,920	$1,010,664
7/31/17	$1,080,884	$1,023,305	$1,011,756
8/31/17	$1,091,595	$1,032,484	$1,012,848
9/30/17	$1,092,579	$1,027,566	$1,013,943
10/31/17	$1,095,427	$1,028,161	$1,015,069
11/30/17	$1,095,413	$1,026,841	$1,016,196
12/31/17	$1,097,211	$1,031,554	$1,017,325
1/31/18	$1,094,227	$1,019,674	$1,018,760
2/28/18	$1,093,978	$1,010,008	$1,020,198
3/31/18	$1,100,090	$1,016,485	$1,021,638
4/30/18	$1,098,937	$1,008,925	$1,023,597
5/31/18	$1,104,973	$1,016,126	$1,025,561
6/30/18	$1,106,008	$1,014,876	$1,027,529
7/31/18	$1,107,953	$1,015,117	$1,029,527
8/31/18	$1,112,316	$1,021,649	$1,031,530
9/30/18	$1,112,964	$1,015,070	$1,033,537
10/31/18	$1,114,010	$1,007,049	$1,035,592
11/30/18	$1,116,175	$1,013,060	$1,037,651
12/31/18	$1,114,260	$1,031,671	$1,039,715
1/31/19	$1,120,393	$1,042,627	$1,042,143
2/28/19	$1,123,230	$1,042,023	$1,044,577
3/31/19	$1,131,575	$1,062,032	$1,047,017
4/30/19	$1,135,673	$1,062,304	$1,049,286
5/31/19	$1,140,088	$1,081,161	$1,051,561
6/30/19	$1,146,101	$1,094,739	$1,053,840
7/31/19	$1,151,385	$1,097,147	$1,055,886
8/31/19	$1,154,784	$1,125,576	$1,057,936
9/30/19	$1,159,789	$1,119,581	$1,059,991
10/31/19	$1,167,236	$1,122,953	$1,061,850
11/30/19	$1,166,207	$1,122,381	$1,063,711
12/31/19	$1,170,446	$1,121,599	$1,065,577
1/31/20	$1,179,223	$1,143,184	$1,067,304
2/29/20	$1,185,435	$1,163,759	$1,069,033
3/31/20	$1,128,913	$1,156,911	$1,070,765
4/30/20	$1,153,879	$1,177,476	$1,072,060
5/31/20	$1,169,196	$1,182,959	$1,073,355
6/30/20	$1,184,449	$1,190,410	$1,074,652
7/31/20	$1,194,577	$1,208,191	$1,074,928
8/31/20	$1,207,608	$1,198,439	$1,075,203
9/30/20	$1,210,845	$1,197,782	$1,075,480
10/31/20	$1,214,308	$1,192,434	$1,075,677
11/30/20	$1,224,115	$1,204,134	$1,075,874
12/31/20	$1,234,326	$1,205,794	$1,076,072
1/31/21	$1,240,775	$1,197,148	$1,076,299
2/28/21	$1,242,733	$1,179,861	$1,076,527
3/31/21	$1,239,379	$1,165,128	$1,076,755
4/30/21	$1,246,322	$1,174,333	$1,076,937
5/31/21	$1,246,135	$1,178,169	$1,077,119
6/30/21	$1,250,615	$1,186,447	$1,077,300
7/31/21	$1,258,756	$1,199,713	$1,077,433
8/31/21	$1,258,680	$1,197,429	$1,077,565
9/30/21	$1,257,454	$1,187,061	$1,077,697
10/31/21	$1,257,490	$1,186,734	$1,077,815
11/30/21	$1,258,543	$1,190,245	$1,077,933
12/31/21	$1,259,799	$1,187,200	$1,078,052
1/31/22	$1,256,059	$1,161,622	$1,078,252
2/28/22	$1,251,489	$1,148,663	$1,078,453
3/31/22	$1,234,378	$1,116,751	$1,078,655
4/30/22	$1,210,094	$1,074,373	$1,079,559
5/31/22	$1,206,758	$1,081,300	$1,080,464
6/30/22	$1,182,843	$1,064,336	$1,081,370
7/31/22	$1,200,417	$1,090,343	$1,082,840
8/31/22	$1,193,076	$1,059,533	$1,084,974
9/30/22	$1,160,542	$1,013,755	$1,087,187
10/31/22	$1,149,997	$1,000,624	$1,090,024
11/30/22	$1,167,287	$1,037,423	$1,093,382
12/31/22	$1,173,455	$1,032,743	$1,097,197
1/31/23	$1,197,233	$1,064,515	$1,101,269
2/28/23	$1,190,870	$1,036,991	$1,105,156
3/31/23	$1,195,613	$1,063,333	$1,109,554
4/30/23	$1,201,249	$1,069,778	$1,114,015
5/31/23	$1,203,151	$1,058,130	$1,118,838
6/30/23	$1,210,331	$1,054,356	$1,123,559
7/31/23	$1,215,709	$1,053,621	$1,128,492
8/31/23	$1,216,317	$1,046,891	$1,133,649
9/30/23	$1,204,658	$1,020,288	$1,138,672
10/31/23	$1,187,267	$1,004,186	$1,143,887
11/30/23	$1,226,138	$1,049,662	$1,148,966
12/31/23	$1,254,895	$1,089,842	$1,154,251
1/31/24	$1,259,946	$1,086,849	$1,159,560
2/29/24	$1,260,702	$1,071,494	$1,164,535
3/31/24	$1,274,113	$1,081,388	$1,169,880
4/30/24	$1,258,318	$1,054,074	$1,175,074
5/31/24	$1,278,061	$1,071,944	$1,180,456
6/30/24	$1,286,996	$1,082,092	$1,185,355
7/31/24	$1,312,081	$1,107,367	$1,191,175
8/31/24	$1,326,815	$1,123,279	$1,196,655
9/30/24	$1,337,486	$1,138,319	$1,201,824
10/31/24	$1,316,058	$1,110,090	$1,206,847
11/30/24	$1,329,849	$1,121,827	$1,211,567
12/31/24	$1,326,300	$1,103,468	$1,216,304
1/31/25	$1,337,325	$1,109,322	$1,220,841
2/28/25	$1,360,013	$1,133,729	$1,224,967
3/31/25	$1,365,012	$1,134,155	$1,229,536
4/30/25	$1,370,259	$1,138,613	$1,233,987
5/31/25	$1,370,106	$1,130,460	$1,238,578
6/30/25	$1,386,864	$1,147,843	$1,243,036
7/31/25	$1,386,023	$1,144,815	$1,247,698
8/31/25	$1,409,236	$1,158,507	$1,252,364
9/30/25	$1,412,495	$1,171,145	$1,256,860
10/31/25	$1,422,652	$1,178,462	$1,261,410
11/30/25	$1,433,283	$1,185,785	$1,265,611
12/31/25	$1,439,318	$1,184,031	$1,269,736
1/31/26	$1,445,847	$1,185,295	$1,273,762
2/28/26	$1,462,505	$1,204,706	$1,277,392
3/31/26	$1,444,293	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.81%	3.11%	3.74%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2075TSRAR_033126

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$230	2.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,046	$1,003,838	$1,000,526
5/31/16	$1,009,736	$1,004,096	$1,001,052
6/30/16	$1,019,702	$1,022,137	$1,001,578
7/31/16	$1,028,872	$1,028,599	$1,002,105
8/31/16	$1,028,849	$1,027,423	$1,002,632
9/30/16	$1,037,249	$1,026,821	$1,003,159
10/31/16	$1,041,696	$1,018,967	$1,003,860
11/30/16	$1,033,219	$994,865	$1,004,560
12/31/16	$1,039,191	$996,268	$1,005,261
1/31/17	$1,046,578	$998,223	$1,006,097
2/28/17	$1,051,967	$1,004,932	$1,006,934
3/31/17	$1,054,944	$1,004,405	$1,007,772
4/30/17	$1,061,324	$1,012,156	$1,008,736
5/31/17	$1,071,847	$1,019,947	$1,009,699
6/30/17	$1,073,789	$1,018,920	$1,010,664
7/31/17	$1,079,341	$1,023,305	$1,011,756
8/31/17	$1,089,946	$1,032,484	$1,012,848
9/30/17	$1,090,838	$1,027,566	$1,013,943
10/31/17	$1,093,594	$1,028,161	$1,015,069
11/30/17	$1,093,491	$1,026,841	$1,016,196
12/31/17	$1,095,189	$1,031,554	$1,017,325
1/31/18	$1,092,120	$1,019,674	$1,018,760
2/28/18	$1,091,787	$1,010,008	$1,020,198
3/31/18	$1,097,791	$1,016,485	$1,021,638
4/30/18	$1,096,554	$1,008,925	$1,023,597
5/31/18	$1,102,483	$1,016,126	$1,025,561
6/30/18	$1,103,422	$1,014,876	$1,027,529
7/31/18	$1,105,272	$1,015,117	$1,029,527
8/31/18	$1,109,522	$1,021,649	$1,031,530
9/30/18	$1,110,086	$1,015,070	$1,033,537
10/31/18	$1,111,035	$1,007,049	$1,035,592
11/30/18	$1,113,097	$1,013,060	$1,037,651
12/31/18	$1,111,095	$1,031,671	$1,039,715
1/31/19	$1,117,117	$1,042,627	$1,042,143
2/28/19	$1,119,859	$1,042,023	$1,044,577
3/31/19	$1,128,082	$1,062,032	$1,047,017
4/30/19	$1,132,074	$1,062,304	$1,049,286
5/31/19	$1,136,372	$1,081,161	$1,051,561
6/30/19	$1,142,277	$1,094,739	$1,053,840
7/31/19	$1,147,446	$1,097,147	$1,055,886
8/31/19	$1,150,729	$1,125,576	$1,057,936
9/30/19	$1,155,628	$1,119,581	$1,059,991
10/31/19	$1,162,950	$1,122,953	$1,061,850
11/30/19	$1,161,825	$1,122,381	$1,063,711
12/31/19	$1,165,949	$1,121,599	$1,065,577
1/31/20	$1,174,589	$1,143,184	$1,067,304
2/29/20	$1,180,687	$1,163,759	$1,069,033
3/31/20	$1,124,293	$1,156,911	$1,070,765
4/30/20	$1,149,059	$1,177,476	$1,072,060
5/31/20	$1,164,210	$1,182,959	$1,073,355
6/30/20	$1,179,300	$1,190,410	$1,074,652
7/31/20	$1,189,276	$1,208,191	$1,074,928
8/31/20	$1,202,153	$1,198,439	$1,075,203
9/30/20	$1,205,277	$1,197,782	$1,075,480
10/31/20	$1,208,617	$1,192,434	$1,075,677
11/30/20	$1,218,282	$1,204,134	$1,075,874
12/31/20	$1,228,331	$1,205,794	$1,076,072
1/31/21	$1,234,655	$1,197,148	$1,076,299
2/28/21	$1,236,509	$1,179,861	$1,076,527
3/31/21	$1,233,066	$1,165,128	$1,076,755
4/30/21	$1,239,865	$1,174,333	$1,076,937
5/31/21	$1,239,581	$1,178,169	$1,077,119
6/30/21	$1,243,935	$1,186,447	$1,077,300
7/31/21	$1,251,923	$1,199,713	$1,077,433
8/31/21	$1,251,744	$1,197,429	$1,077,565
9/30/21	$1,250,423	$1,187,061	$1,077,697
10/31/21	$1,250,351	$1,186,734	$1,077,815
11/30/21	$1,251,296	$1,190,245	$1,077,933
12/31/21	$1,252,431	$1,187,200	$1,078,052
1/31/22	$1,248,613	$1,161,622	$1,078,252
2/28/22	$1,243,976	$1,148,663	$1,078,453
3/31/22	$1,226,861	$1,116,751	$1,078,655
4/30/22	$1,202,621	$1,074,373	$1,079,559
5/31/22	$1,199,207	$1,081,300	$1,080,464
6/30/22	$1,175,343	$1,064,336	$1,081,370
7/31/22	$1,192,706	$1,090,343	$1,082,840
8/31/22	$1,185,310	$1,059,533	$1,084,974
9/30/22	$1,152,884	$1,013,755	$1,087,187
10/31/22	$1,142,316	$1,000,624	$1,090,024
11/30/22	$1,159,397	$1,037,423	$1,093,382
12/31/22	$1,165,418	$1,032,743	$1,097,197
1/31/23	$1,188,941	$1,064,515	$1,101,269
2/28/23	$1,182,531	$1,036,991	$1,105,156
3/31/23	$1,187,134	$1,063,333	$1,109,554
4/30/23	$1,192,639	$1,069,778	$1,114,015
5/31/23	$1,194,426	$1,058,130	$1,118,838
6/30/23	$1,201,449	$1,054,356	$1,123,559
7/31/23	$1,206,692	$1,053,621	$1,128,492
8/31/23	$1,207,194	$1,046,891	$1,133,649
9/30/23	$1,195,519	$1,020,288	$1,138,672
10/31/23	$1,178,162	$1,004,186	$1,143,887
11/30/23	$1,216,638	$1,049,662	$1,148,966
12/31/23	$1,245,066	$1,089,842	$1,154,251
1/31/24	$1,249,975	$1,086,849	$1,159,560
2/29/24	$1,250,626	$1,071,494	$1,164,535
3/31/24	$1,263,824	$1,081,388	$1,169,880
4/30/24	$1,248,052	$1,054,074	$1,175,074
5/31/24	$1,267,545	$1,071,944	$1,180,456
6/30/24	$1,276,330	$1,082,092	$1,185,355
7/31/24	$1,301,122	$1,107,367	$1,191,175
8/31/24	$1,315,596	$1,123,279	$1,196,655
9/30/24	$1,326,099	$1,138,319	$1,201,824
10/31/24	$1,304,723	$1,110,090	$1,206,847
11/30/24	$1,318,265	$1,121,827	$1,211,567
12/31/24	$1,314,615	$1,103,468	$1,216,304
1/31/25	$1,325,405	$1,109,322	$1,220,841
2/28/25	$1,347,811	$1,133,729	$1,224,967
3/31/25	$1,352,682	$1,134,155	$1,229,536
4/30/25	$1,357,794	$1,138,613	$1,233,987
5/31/25	$1,357,550	$1,130,460	$1,238,578
6/30/25	$1,374,026	$1,147,843	$1,243,036
7/31/25	$1,373,102	$1,144,815	$1,247,698
8/31/25	$1,395,957	$1,158,507	$1,252,364
9/30/25	$1,399,099	$1,171,145	$1,256,860
10/31/25	$1,409,012	$1,178,462	$1,261,410
11/30/25	$1,419,458	$1,185,785	$1,265,611
12/31/25	$1,425,305	$1,184,031	$1,269,736
1/31/26	$1,431,677	$1,185,295	$1,273,762
2/28/26	$1,448,086	$1,204,706	$1,277,392
3/31/26	$1,429,962	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.71%	3.01%	3.64%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2077TSRAR_033126

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$235	2.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to agency mortgage-backed securities (“MBS”) contributed to performance, as the sector posted positive returns.

  Exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Exposure to structured agency MBS contributed to performance, as the sector posted positive returns.

  Positive duration exposure detracted from performance, as interest rates increased.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,111	$1,003,838	$1,000,526
5/31/16	$1,009,759	$1,004,096	$1,001,052
6/30/16	$1,019,685	$1,022,137	$1,001,578
7/31/16	$1,028,810	$1,028,599	$1,002,105
8/31/16	$1,028,744	$1,027,423	$1,002,632
9/30/16	$1,037,106	$1,026,821	$1,003,159
10/31/16	$1,041,503	$1,018,967	$1,003,860
11/30/16	$1,032,986	$994,865	$1,004,560
12/31/16	$1,038,919	$996,268	$1,005,261
1/31/17	$1,046,255	$998,223	$1,006,097
2/28/17	$1,051,602	$1,004,932	$1,006,934
3/31/17	$1,054,538	$1,004,405	$1,007,772
4/30/17	$1,060,866	$1,012,156	$1,008,736
5/31/17	$1,071,337	$1,019,947	$1,009,699
6/30/17	$1,073,240	$1,018,920	$1,010,664
7/31/17	$1,078,735	$1,023,305	$1,011,756
8/31/17	$1,089,286	$1,032,484	$1,012,848
9/30/17	$1,090,134	$1,027,566	$1,013,943
10/31/17	$1,092,836	$1,028,161	$1,015,069
11/30/17	$1,092,688	$1,026,841	$1,016,196
12/31/17	$1,094,343	$1,031,554	$1,017,325
1/31/18	$1,091,227	$1,019,674	$1,018,760
2/28/18	$1,090,853	$1,010,008	$1,020,198
3/31/18	$1,096,808	$1,016,485	$1,021,638
4/30/18	$1,095,440	$1,008,925	$1,023,597
5/31/18	$1,101,317	$1,016,126	$1,025,561
6/30/18	$1,102,208	$1,014,876	$1,027,529
7/31/18	$1,104,011	$1,015,117	$1,029,527
8/31/18	$1,108,205	$1,021,649	$1,031,530
9/30/18	$1,108,727	$1,015,070	$1,033,537
10/31/18	$1,109,627	$1,007,049	$1,035,592
11/30/18	$1,111,638	$1,013,060	$1,037,651
12/31/18	$1,109,594	$1,031,671	$1,039,715
1/31/19	$1,115,561	$1,042,627	$1,042,143
2/28/19	$1,118,256	$1,042,023	$1,044,577
3/31/19	$1,126,419	$1,062,032	$1,047,017
4/30/19	$1,130,358	$1,062,304	$1,049,286
5/31/19	$1,134,598	$1,081,161	$1,051,561
6/30/19	$1,140,449	$1,094,739	$1,053,840
7/31/19	$1,145,562	$1,097,147	$1,055,886
8/31/19	$1,148,787	$1,125,576	$1,057,936
9/30/19	$1,153,633	$1,119,581	$1,059,991
10/31/19	$1,160,893	$1,122,953	$1,061,850
11/30/19	$1,159,722	$1,122,381	$1,063,711
12/31/19	$1,163,789	$1,121,599	$1,065,577
1/31/20	$1,172,361	$1,143,184	$1,067,304
2/29/20	$1,178,401	$1,163,759	$1,069,033
3/31/20	$1,122,069	$1,156,911	$1,070,765
4/30/20	$1,146,736	$1,177,476	$1,072,060
5/31/20	$1,161,807	$1,182,959	$1,073,355
6/30/20	$1,176,816	$1,190,410	$1,074,652
7/31/20	$1,186,717	$1,208,191	$1,074,928
8/31/20	$1,199,518	$1,198,439	$1,075,203
9/30/20	$1,202,586	$1,197,782	$1,075,480
10/31/20	$1,205,866	$1,192,434	$1,075,677
11/30/20	$1,215,460	$1,204,134	$1,075,874
12/31/20	$1,225,429	$1,205,794	$1,076,072
1/31/21	$1,231,692	$1,197,148	$1,076,299
2/28/21	$1,233,494	$1,179,861	$1,076,527
3/31/21	$1,230,008	$1,165,128	$1,076,755
4/30/21	$1,236,736	$1,174,333	$1,076,937
5/31/21	$1,236,403	$1,178,169	$1,077,119
6/30/21	$1,240,695	$1,186,447	$1,077,300
7/31/21	$1,248,608	$1,199,713	$1,077,433
8/31/21	$1,248,378	$1,197,429	$1,077,565
9/30/21	$1,247,009	$1,187,061	$1,077,697
10/31/21	$1,246,884	$1,186,734	$1,077,815
11/30/21	$1,247,775	$1,190,245	$1,077,933
12/31/21	$1,248,850	$1,187,200	$1,078,052
1/31/22	$1,244,994	$1,161,622	$1,078,252
2/28/22	$1,240,322	$1,148,663	$1,078,453
3/31/22	$1,223,205	$1,116,751	$1,078,655
4/30/22	$1,198,985	$1,074,373	$1,079,559
5/31/22	$1,195,532	$1,081,300	$1,080,464
6/30/22	$1,171,692	$1,064,336	$1,081,370
7/31/22	$1,188,951	$1,090,343	$1,082,840
8/31/22	$1,181,529	$1,059,533	$1,084,974
9/30/22	$1,149,154	$1,013,755	$1,087,187
10/31/22	$1,138,575	$1,000,624	$1,090,024
11/30/22	$1,155,553	$1,037,423	$1,093,382
12/31/22	$1,161,501	$1,032,743	$1,097,197
1/31/23	$1,184,899	$1,064,515	$1,101,269
2/28/23	$1,178,465	$1,036,991	$1,105,156
3/31/23	$1,182,999	$1,063,333	$1,109,554
4/30/23	$1,188,440	$1,069,778	$1,114,015
5/31/23	$1,190,169	$1,058,130	$1,118,838
6/30/23	$1,197,115	$1,054,356	$1,123,559
7/31/23	$1,202,292	$1,053,621	$1,128,492
8/31/23	$1,202,741	$1,046,891	$1,133,649
9/30/23	$1,191,059	$1,020,288	$1,138,672
10/31/23	$1,173,717	$1,004,186	$1,143,887
11/30/23	$1,212,000	$1,049,662	$1,148,966
12/31/23	$1,240,265	$1,089,842	$1,154,251
1/31/24	$1,245,105	$1,086,849	$1,159,560
2/29/24	$1,245,704	$1,071,494	$1,164,535
3/31/24	$1,258,798	$1,081,388	$1,169,880
4/30/24	$1,243,037	$1,054,074	$1,175,074
5/31/24	$1,262,407	$1,071,944	$1,180,456
6/30/24	$1,271,081	$1,082,092	$1,185,355
7/31/24	$1,295,686	$1,107,367	$1,191,175
8/31/24	$1,310,054	$1,123,279	$1,196,655
9/30/24	$1,320,434	$1,138,319	$1,201,824
10/31/24	$1,299,107	$1,110,090	$1,206,847
11/30/24	$1,312,547	$1,121,827	$1,211,567
12/31/24	$1,308,869	$1,103,468	$1,216,304
1/31/25	$1,319,567	$1,109,322	$1,220,841
2/28/25	$1,341,794	$1,133,729	$1,224,967
3/31/25	$1,346,601	$1,134,155	$1,229,536
4/30/25	$1,351,647	$1,138,613	$1,233,987
5/31/25	$1,351,311	$1,130,460	$1,238,578
6/30/25	$1,367,670	$1,147,843	$1,243,036
7/31/25	$1,366,659	$1,144,815	$1,247,698
8/31/25	$1,389,360	$1,158,507	$1,252,364
9/30/25	$1,392,402	$1,171,145	$1,256,860
10/31/25	$1,402,218	$1,178,462	$1,261,410
11/30/25	$1,412,572	$1,185,785	$1,265,611
12/31/25	$1,418,328	$1,184,031	$1,269,736
1/31/26	$1,424,576	$1,185,295	$1,273,762
2/28/26	$1,440,819	$1,204,706	$1,277,392
3/31/26	$1,422,695	$1,183,475	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.65%	2.95%	3.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$13,605,449
# of Portfolio Holdings	3,878
Portfolio Turnover Rate	1,004%
Total Net Advisory Fees Paid During the Reporting Period	$43,990
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	148.1%
Asset-Backed Securities	27.3%
Non-Agency Mortgage-Backed Securities	26.2%
Corporate Bonds & Notes	1.0%
U.S. Treasury Obligations	0.3%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	2.6%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(108.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.46% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2190TSRAR_033126

Class A: PTGAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (2/3/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,773	$10,000
4/30/16	$9,824	$10,038
5/31/16	$9,850	$10,041
6/30/16	$9,970	$10,221
7/31/16	$10,078	$10,286
8/31/16	$10,063	$10,274
9/30/16	$10,087	$10,268
10/31/16	$10,028	$10,190
11/30/16	$9,779	$9,949
12/31/16	$9,845	$9,963
1/31/17	$9,915	$9,982
2/28/17	$9,982	$10,049
3/31/17	$9,977	$10,044
4/30/17	$10,045	$10,122
5/31/17	$10,116	$10,199
6/30/17	$10,118	$10,189
7/31/17	$10,184	$10,233
8/31/17	$10,296	$10,325
9/30/17	$10,265	$10,276
10/31/17	$10,256	$10,282
11/30/17	$10,218	$10,268
12/31/17	$10,243	$10,316
1/31/18	$10,132	$10,197
2/28/18	$10,056	$10,100
3/31/18	$10,082	$10,165
4/30/18	$9,983	$10,089
5/31/18	$10,037	$10,161
6/30/18	$10,034	$10,149
7/31/18	$10,052	$10,151
8/31/18	$10,130	$10,216
9/30/18	$10,057	$10,151
10/31/18	$9,989	$10,070
11/30/18	$9,999	$10,131
12/31/18	$10,123	$10,317
1/31/19	$10,245	$10,426
2/28/19	$10,265	$10,420
3/31/19	$10,424	$10,620
4/30/19	$10,447	$10,623
5/31/19	$10,625	$10,812
6/30/19	$10,753	$10,947
7/31/19	$10,763	$10,971
8/31/19	$11,064	$11,256
9/30/19	$11,003	$11,196
10/31/19	$11,050	$11,230
11/30/19	$11,014	$11,224
12/31/19	$10,983	$11,216
1/31/20	$11,252	$11,432
2/29/20	$11,389	$11,638
3/31/20	$11,152	$11,569
4/30/20	$11,403	$11,775
5/31/20	$11,472	$11,830
6/30/20	$11,601	$11,904
7/31/20	$11,813	$12,082
8/31/20	$11,773	$11,984
9/30/20	$11,780	$11,978
10/31/20	$11,740	$11,924
11/30/20	$11,890	$12,041
12/31/20	$11,921	$12,058
1/31/21	$11,874	$11,971
2/28/21	$11,717	$11,799
3/31/21	$11,536	$11,651
4/30/21	$11,654	$11,743
5/31/21	$11,682	$11,782
6/30/21	$11,786	$11,864
7/31/21	$11,903	$11,997
8/31/21	$11,882	$11,974
9/30/21	$11,800	$11,871
10/31/21	$11,754	$11,867
11/30/21	$11,745	$11,902
12/31/21	$11,743	$11,872
1/31/22	$11,506	$11,616
2/28/22	$11,308	$11,487
3/31/22	$10,972	$11,168
4/30/22	$10,483	$10,744
5/31/22	$10,527	$10,813
6/30/22	$10,229	$10,643
7/31/22	$10,491	$10,903
8/31/22	$10,203	$10,595
9/30/22	$9,724	$10,138
10/31/22	$9,537	$10,006
11/30/22	$9,905	$10,374
12/31/22	$9,874	$10,327
1/31/23	$10,235	$10,645
2/28/23	$9,981	$10,370
3/31/23	$10,145	$10,633
4/30/23	$10,192	$10,698
5/31/23	$10,087	$10,581
6/30/23	$10,042	$10,544
7/31/23	$10,052	$10,536
8/31/23	$9,998	$10,469
9/30/23	$9,738	$10,203
10/31/23	$9,560	$10,042
11/30/23	$10,005	$10,497
12/31/23	$10,404	$10,898
1/31/24	$10,414	$10,868
2/29/24	$10,290	$10,715
3/31/24	$10,394	$10,814
4/30/24	$10,122	$10,541
5/31/24	$10,331	$10,719
6/30/24	$10,406	$10,821
7/31/24	$10,669	$11,074
8/31/24	$10,795	$11,233
9/30/24	$10,938	$11,383
10/31/24	$10,648	$11,101
11/30/24	$10,791	$11,218
12/31/24	$10,600	$11,035
1/31/25	$10,702	$11,093
2/28/25	$10,958	$11,337
3/31/25	$10,948	$11,342
4/30/25	$10,939	$11,386
5/31/25	$10,844	$11,305
6/30/25	$11,047	$11,478
7/31/25	$11,036	$11,448
8/31/25	$11,172	$11,585
9/30/25	$11,303	$11,711
10/31/25	$11,410	$11,785
11/30/25	$11,485	$11,858
12/31/25	$11,461	$11,840
1/31/26	$11,506	$11,853
2/28/26	$11,699	$12,047
3/31/26	$11,410	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.22%	(0.22%)	1.56%
Class A (including sales charge)	1.85%	(0.66%)	1.33%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTGAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS8089TSRAR_033126

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$156	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,303	$1,003,838
5/31/16	$1,008,133	$1,004,096
6/30/16	$1,020,516	$1,022,137
7/31/16	$1,031,669	$1,028,599
8/31/16	$1,030,328	$1,027,423
9/30/16	$1,032,843	$1,026,821
10/31/16	$1,027,018	$1,018,967
11/30/16	$1,001,583	$994,865
12/31/16	$1,008,497	$996,268
1/31/17	$1,015,767	$998,223
2/28/17	$1,022,793	$1,004,932
3/31/17	$1,022,333	$1,004,405
4/30/17	$1,029,481	$1,012,156
5/31/17	$1,036,855	$1,019,947
6/30/17	$1,037,195	$1,018,920
7/31/17	$1,044,111	$1,023,305
8/31/17	$1,055,750	$1,032,484
9/30/17	$1,052,626	$1,027,566
10/31/17	$1,051,842	$1,028,161
11/30/17	$1,048,122	$1,026,841
12/31/17	$1,050,814	$1,031,554
1/31/18	$1,039,597	$1,019,674
2/28/18	$1,031,893	$1,010,008
3/31/18	$1,034,641	$1,016,485
4/30/18	$1,024,656	$1,008,925
5/31/18	$1,030,362	$1,016,126
6/30/18	$1,030,153	$1,014,876
7/31/18	$1,032,137	$1,015,117
8/31/18	$1,040,294	$1,021,649
9/30/18	$1,032,911	$1,015,070
10/31/18	$1,026,005	$1,007,049
11/30/18	$1,027,170	$1,013,060
12/31/18	$1,040,038	$1,031,671
1/31/19	$1,052,736	$1,042,627
2/28/19	$1,054,910	$1,042,023
3/31/19	$1,071,417	$1,062,032
4/30/19	$1,073,883	$1,062,304
5/31/19	$1,092,308	$1,081,161
6/30/19	$1,105,649	$1,094,739
7/31/19	$1,106,837	$1,097,147
8/31/19	$1,137,915	$1,125,576
9/30/19	$1,131,774	$1,119,581
10/31/19	$1,136,753	$1,122,953
11/30/19	$1,133,183	$1,122,381
12/31/19	$1,130,116	$1,121,599
1/31/20	$1,157,931	$1,143,184
2/29/20	$1,172,229	$1,163,759
3/31/20	$1,147,902	$1,156,911
4/30/20	$1,173,869	$1,177,476
5/31/20	$1,181,130	$1,182,959
6/30/20	$1,194,502	$1,190,410
7/31/20	$1,216,587	$1,208,191
8/31/20	$1,212,574	$1,198,439
9/30/20	$1,213,477	$1,197,782
10/31/20	$1,209,461	$1,192,434
11/30/20	$1,225,096	$1,204,134
12/31/20	$1,228,383	$1,205,794
1/31/21	$1,223,680	$1,197,148
2/28/21	$1,207,713	$1,179,861
3/31/21	$1,189,191	$1,165,128
4/30/21	$1,201,450	$1,174,333
5/31/21	$1,204,513	$1,178,169
6/30/21	$1,215,365	$1,186,447
7/31/21	$1,227,585	$1,199,713
8/31/21	$1,225,600	$1,197,429
9/30/21	$1,217,255	$1,187,061
10/31/21	$1,212,668	$1,186,734
11/30/21	$1,211,921	$1,190,245
12/31/21	$1,211,859	$1,187,200
1/31/22	$1,187,507	$1,161,622
2/28/22	$1,167,282	$1,148,663
3/31/22	$1,132,697	$1,116,751
4/30/22	$1,082,401	$1,074,373
5/31/22	$1,087,078	$1,081,300
6/30/22	$1,056,362	$1,064,336
7/31/22	$1,083,586	$1,090,343
8/31/22	$1,053,998	$1,059,533
9/30/22	$1,004,599	$1,013,755
10/31/22	$985,429	$1,000,624
11/30/22	$1,023,538	$1,037,423
12/31/22	$1,020,477	$1,032,743
1/31/23	$1,057,961	$1,064,515
2/28/23	$1,031,811	$1,036,991
3/31/23	$1,048,876	$1,063,333
4/30/23	$1,053,891	$1,069,778
5/31/23	$1,043,165	$1,058,130
6/30/23	$1,038,675	$1,054,356
7/31/23	$1,039,847	$1,053,621
8/31/23	$1,034,358	$1,046,891
9/30/23	$1,007,587	$1,020,288
10/31/23	$989,331	$1,004,186
11/30/23	$1,035,431	$1,049,662
12/31/23	$1,076,862	$1,089,842
1/31/24	$1,078,077	$1,086,849
2/29/24	$1,065,316	$1,071,494
3/31/24	$1,076,232	$1,081,388
4/30/24	$1,048,285	$1,054,074
5/31/24	$1,070,075	$1,071,944
6/30/24	$1,077,876	$1,082,092
7/31/24	$1,105,292	$1,107,367
8/31/24	$1,118,536	$1,123,279
9/30/24	$1,133,395	$1,138,319
10/31/24	$1,103,526	$1,110,090
11/30/24	$1,118,521	$1,121,827
12/31/24	$1,098,892	$1,103,468
1/31/25	$1,109,582	$1,109,322
2/28/25	$1,136,210	$1,133,729
3/31/25	$1,135,307	$1,134,155
4/30/25	$1,134,546	$1,138,613
5/31/25	$1,124,834	$1,130,460
6/30/25	$1,145,998	$1,147,843
7/31/25	$1,145,023	$1,144,815
8/31/25	$1,159,213	$1,158,507
9/30/25	$1,172,998	$1,171,145
10/31/25	$1,184,290	$1,178,462
11/30/25	$1,192,142	$1,185,785
12/31/25	$1,189,872	$1,184,031
1/31/26	$1,194,667	$1,185,295
2/28/26	$1,214,809	$1,204,706
3/31/26	$1,184,999	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.38%	(0.07%)	1.71%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS0405TSRAR_033126

Class C: PTGCX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (2/3/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,046	$10,038
5/31/16	$10,066	$10,041
6/30/16	$10,182	$10,221
7/31/16	$10,286	$10,286
8/31/16	$10,265	$10,274
9/30/16	$10,282	$10,268
10/31/16	$10,217	$10,190
11/30/16	$9,956	$9,949
12/31/16	$10,017	$9,963
1/31/17	$10,082	$9,982
2/28/17	$10,145	$10,049
3/31/17	$10,133	$10,044
4/30/17	$10,196	$10,122
5/31/17	$10,261	$10,199
6/30/17	$10,257	$10,189
7/31/17	$10,317	$10,233
8/31/17	$10,424	$10,325
9/30/17	$10,386	$10,276
10/31/17	$10,370	$10,282
11/30/17	$10,326	$10,268
12/31/17	$10,345	$10,316
1/31/18	$10,226	$10,197
2/28/18	$10,143	$10,100
3/31/18	$10,163	$10,165
4/30/18	$10,057	$10,089
5/31/18	$10,105	$10,161
6/30/18	$10,096	$10,149
7/31/18	$10,108	$10,151
8/31/18	$10,180	$10,216
9/30/18	$10,100	$10,151
10/31/18	$10,025	$10,070
11/30/18	$10,029	$10,131
12/31/18	$10,147	$10,317
1/31/19	$10,263	$10,426
2/28/19	$10,277	$10,420
3/31/19	$10,430	$10,620
4/30/19	$10,446	$10,623
5/31/19	$10,617	$10,812
6/30/19	$10,739	$10,947
7/31/19	$10,742	$10,971
8/31/19	$11,036	$11,256
9/30/19	$10,968	$11,196
10/31/19	$11,008	$11,230
11/30/19	$10,965	$11,224
12/31/19	$10,927	$11,216
1/31/20	$11,188	$11,432
2/29/20	$11,318	$11,638
3/31/20	$11,075	$11,569
4/30/20	$11,318	$11,775
5/31/20	$11,380	$11,830
6/30/20	$11,501	$11,904
7/31/20	$11,705	$12,082
8/31/20	$11,658	$11,984
9/30/20	$11,658	$11,978
10/31/20	$11,610	$11,924
11/30/20	$11,752	$12,041
12/31/20	$11,774	$12,058
1/31/21	$11,720	$11,971
2/28/21	$11,559	$11,799
3/31/21	$11,385	$11,651
4/30/21	$11,481	$11,743
5/31/21	$11,503	$11,782
6/30/21	$11,598	$11,864
7/31/21	$11,705	$11,997
8/31/21	$11,678	$11,974
9/30/21	$11,589	$11,871
10/31/21	$11,537	$11,867
11/30/21	$11,521	$11,902
12/31/21	$11,511	$11,872
1/31/22	$11,272	$11,616
2/28/22	$11,072	$11,487
3/31/22	$10,736	$11,168
4/30/22	$10,251	$10,744
5/31/22	$10,288	$10,813
6/30/22	$9,990	$10,643
7/31/22	$10,240	$10,903
8/31/22	$9,952	$10,595
9/30/22	$9,478	$10,138
10/31/22	$9,290	$10,006
11/30/22	$9,642	$10,374
12/31/22	$9,606	$10,327
1/31/23	$9,952	$10,645
2/28/23	$9,699	$10,370
3/31/23	$9,851	$10,633
4/30/23	$9,892	$10,698
5/31/23	$9,783	$10,581
6/30/23	$9,733	$10,544
7/31/23	$9,737	$10,536
8/31/23	$9,679	$10,469
9/30/23	$9,421	$10,203
10/31/23	$9,243	$10,042
11/30/23	$9,667	$10,497
12/31/23	$10,046	$10,898
1/31/24	$10,050	$10,868
2/29/24	$9,924	$10,715
3/31/24	$10,018	$10,814
4/30/24	$9,751	$10,541
5/31/24	$9,945	$10,719
6/30/24	$10,011	$10,821
7/31/24	$10,258	$11,074
8/31/24	$10,373	$11,233
9/30/24	$10,503	$11,383
10/31/24	$10,218	$11,101
11/30/24	$10,349	$11,218
12/31/24	$10,160	$11,035
1/31/25	$10,251	$11,093
2/28/25	$10,490	$11,337
3/31/25	$10,474	$11,342
4/30/25	$10,460	$11,386
5/31/25	$10,362	$11,305
6/30/25	$10,550	$11,478
7/31/25	$10,533	$11,448
8/31/25	$10,655	$11,585
9/30/25	$10,775	$11,711
10/31/25	$10,869	$11,785
11/30/25	$10,934	$11,858
12/31/25	$10,905	$11,840
1/31/26	$10,940	$11,853
2/28/26	$11,117	$12,047
3/31/26	$10,836	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.46%	(0.98%)	0.81%
Class C (including sales charge)	2.46%	(0.98%)	0.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTGCX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS8289TSRAR_033126

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$131	1.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,516	$1,003,838
5/31/16	$1,008,553	$1,004,096
6/30/16	$1,021,150	$1,022,137
7/31/16	$1,032,534	$1,028,599
8/31/16	$1,031,411	$1,027,423
9/30/16	$1,034,154	$1,026,821
10/31/16	$1,028,526	$1,018,967
11/30/16	$1,003,262	$994,865
12/31/16	$1,010,414	$996,268
1/31/17	$1,017,910	$998,223
2/28/17	$1,025,148	$1,004,932
3/31/17	$1,024,916	$1,004,405
4/30/17	$1,032,278	$1,012,156
5/31/17	$1,039,891	$1,019,947
6/30/17	$1,040,462	$1,018,920
7/31/17	$1,047,614	$1,023,305
8/31/17	$1,059,515	$1,032,484
9/30/17	$1,056,604	$1,027,566
10/31/17	$1,056,034	$1,028,161
11/30/17	$1,052,517	$1,026,841
12/31/17	$1,055,449	$1,031,554
1/31/18	$1,044,399	$1,019,674
2/28/18	$1,036,858	$1,010,008
3/31/18	$1,039,839	$1,016,485
4/30/18	$1,030,008	$1,008,925
5/31/18	$1,035,962	$1,016,126
6/30/18	$1,035,973	$1,014,876
7/31/18	$1,038,182	$1,015,117
8/31/18	$1,046,629	$1,021,649
9/30/18	$1,039,393	$1,015,070
10/31/18	$1,032,663	$1,007,049
11/30/18	$1,034,061	$1,013,060
12/31/18	$1,047,229	$1,031,671
1/31/19	$1,060,230	$1,042,627
2/28/19	$1,062,623	$1,042,023
3/31/19	$1,079,478	$1,062,032
4/30/19	$1,082,183	$1,062,304
5/31/19	$1,100,991	$1,081,161
6/30/19	$1,114,649	$1,094,739
7/31/19	$1,116,083	$1,097,147
8/31/19	$1,147,677	$1,125,576
9/30/19	$1,141,700	$1,119,581
10/31/19	$1,146,965	$1,122,953
11/30/19	$1,143,605	$1,122,381
12/31/19	$1,140,752	$1,121,599
1/31/20	$1,169,080	$1,143,184
2/29/20	$1,183,739	$1,163,759
3/31/20	$1,159,410	$1,156,911
4/30/20	$1,185,883	$1,177,476
5/31/20	$1,193,469	$1,182,959
6/30/20	$1,207,246	$1,190,410
7/31/20	$1,229,839	$1,208,191
8/31/20	$1,226,024	$1,198,439
9/30/20	$1,227,189	$1,197,782
10/31/20	$1,223,398	$1,192,434
11/30/20	$1,239,456	$1,204,134
12/31/20	$1,243,069	$1,205,794
1/31/21	$1,238,547	$1,197,148
2/28/21	$1,222,622	$1,179,861
3/31/21	$1,204,129	$1,165,128
4/30/21	$1,216,806	$1,174,333
5/31/21	$1,220,151	$1,178,169
6/30/21	$1,231,394	$1,186,447
7/31/21	$1,244,047	$1,199,713
8/31/21	$1,242,290	$1,197,429
9/30/21	$1,234,086	$1,187,061
10/31/21	$1,229,698	$1,186,734
11/30/21	$1,229,193	$1,190,245
12/31/21	$1,229,408	$1,187,200
1/31/22	$1,204,944	$1,161,622
2/28/22	$1,184,650	$1,148,663
3/31/22	$1,149,797	$1,116,751
4/30/22	$1,098,981	$1,074,373
5/31/22	$1,103,954	$1,081,300
6/30/22	$1,072,982	$1,064,336
7/31/22	$1,100,864	$1,090,343
8/31/22	$1,071,036	$1,059,533
9/30/22	$1,021,069	$1,013,755
10/31/22	$1,001,785	$1,000,624
11/30/22	$1,040,735	$1,037,423
12/31/22	$1,037,859	$1,032,743
1/31/23	$1,076,194	$1,064,515
2/28/23	$1,049,798	$1,036,991
3/31/23	$1,067,398	$1,063,333
4/30/23	$1,072,707	$1,069,778
5/31/23	$1,062,016	$1,058,130
6/30/23	$1,057,676	$1,054,356
7/31/23	$1,059,079	$1,053,621
8/31/23	$1,053,710	$1,046,891
9/30/23	$1,026,659	$1,020,288
10/31/23	$1,008,264	$1,004,186
11/30/23	$1,055,459	$1,049,662
12/31/23	$1,097,928	$1,089,842
1/31/24	$1,099,389	$1,086,849
2/29/24	$1,086,591	$1,071,494
3/31/24	$1,097,955	$1,081,388
4/30/24	$1,069,665	$1,054,074
5/31/24	$1,092,145	$1,071,944
6/30/24	$1,100,318	$1,082,092
7/31/24	$1,128,544	$1,107,367
8/31/24	$1,142,324	$1,123,279
9/30/24	$1,157,719	$1,138,319
10/31/24	$1,127,451	$1,110,090
11/30/24	$1,143,007	$1,121,827
12/31/24	$1,123,189	$1,103,468
1/31/25	$1,134,362	$1,109,322
2/28/25	$1,161,803	$1,133,729
3/31/25	$1,161,109	$1,134,155
4/30/25	$1,160,566	$1,138,613
5/31/25	$1,150,882	$1,130,460
6/30/25	$1,172,765	$1,147,843
7/31/25	$1,172,016	$1,144,815
8/31/25	$1,186,799	$1,158,507
9/30/25	$1,201,151	$1,171,145
10/31/25	$1,212,987	$1,178,462
11/30/25	$1,221,261	$1,185,785
12/31/25	$1,219,202	$1,184,031
1/31/26	$1,224,375	$1,185,295
2/28/26	$1,245,255	$1,204,706
3/31/26	$1,214,948	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.64%	0.18%	1.97%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS0105TSRAR_033126

I-2: PRAPX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$141	1.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,430	$1,003,838
5/31/16	$1,008,385	$1,004,096
6/30/16	$1,020,897	$1,022,137
7/31/16	$1,032,191	$1,028,599
8/31/16	$1,030,981	$1,027,423
9/30/16	$1,033,632	$1,026,821
10/31/16	$1,027,925	$1,018,967
11/30/16	$1,002,592	$994,865
12/31/16	$1,009,648	$996,268
1/31/17	$1,017,058	$998,223
2/28/17	$1,024,211	$1,004,932
3/31/17	$1,023,887	$1,004,405
4/30/17	$1,031,162	$1,012,156
5/31/17	$1,038,679	$1,019,947
6/30/17	$1,039,158	$1,018,920
7/31/17	$1,046,219	$1,023,305
8/31/17	$1,058,015	$1,032,484
9/30/17	$1,055,019	$1,027,566
10/31/17	$1,054,363	$1,028,161
11/30/17	$1,050,765	$1,026,841
12/31/17	$1,053,601	$1,031,554
1/31/18	$1,042,484	$1,019,674
2/28/18	$1,034,878	$1,010,008
3/31/18	$1,037,763	$1,016,485
4/30/18	$1,027,869	$1,008,925
5/31/18	$1,033,724	$1,016,126
6/30/18	$1,033,647	$1,014,876
7/31/18	$1,035,766	$1,015,117
8/31/18	$1,044,098	$1,021,649
9/30/18	$1,036,802	$1,015,070
10/31/18	$1,030,002	$1,007,049
11/30/18	$1,031,307	$1,013,060
12/31/18	$1,044,356	$1,031,671
1/31/19	$1,057,235	$1,042,627
2/28/19	$1,059,541	$1,042,023
3/31/19	$1,076,257	$1,062,032
4/30/19	$1,078,866	$1,062,304
5/31/19	$1,097,521	$1,081,161
6/30/19	$1,111,053	$1,094,739
7/31/19	$1,112,388	$1,097,147
8/31/19	$1,143,776	$1,125,576
9/30/19	$1,137,733	$1,119,581
10/31/19	$1,142,884	$1,122,953
11/30/19	$1,139,439	$1,122,381
12/31/19	$1,136,501	$1,121,599
1/31/20	$1,164,623	$1,143,184
2/29/20	$1,179,137	$1,163,759
3/31/20	$1,154,809	$1,156,911
4/30/20	$1,181,082	$1,177,476
5/31/20	$1,188,538	$1,182,959
6/30/20	$1,202,160	$1,190,410
7/31/20	$1,224,548	$1,208,191
8/31/20	$1,220,651	$1,198,439
9/30/20	$1,221,711	$1,197,782
10/31/20	$1,217,830	$1,192,434
11/30/20	$1,233,718	$1,204,134
12/31/20	$1,237,201	$1,205,794
1/31/21	$1,232,606	$1,197,148
2/28/21	$1,216,664	$1,179,861
3/31/21	$1,198,158	$1,165,128
4/30/21	$1,210,668	$1,174,333
5/31/21	$1,213,900	$1,178,169
6/30/21	$1,224,986	$1,186,447
7/31/21	$1,237,465	$1,199,713
8/31/21	$1,235,616	$1,197,429
9/30/21	$1,227,355	$1,187,061
10/31/21	$1,222,887	$1,186,734
11/30/21	$1,222,284	$1,190,245
12/31/21	$1,222,388	$1,187,200
1/31/22	$1,197,968	$1,161,622
2/28/22	$1,177,701	$1,148,663
3/31/22	$1,142,954	$1,116,751
4/30/22	$1,092,345	$1,074,373
5/31/22	$1,097,199	$1,081,300
6/30/22	$1,066,328	$1,064,336
7/31/22	$1,093,945	$1,090,343
8/31/22	$1,064,213	$1,059,533
9/30/22	$1,014,473	$1,013,755
10/31/22	$995,235	$1,000,624
11/30/22	$1,033,845	$1,037,423
12/31/22	$1,030,893	$1,032,743
1/31/23	$1,068,886	$1,064,515
2/28/23	$1,042,588	$1,036,991
3/31/23	$1,059,972	$1,063,333
4/30/23	$1,065,163	$1,069,778
5/31/23	$1,054,456	$1,058,130
6/30/23	$1,050,056	$1,054,356
7/31/23	$1,051,366	$1,053,621
8/31/23	$1,045,949	$1,046,891
9/30/23	$1,019,010	$1,020,288
10/31/23	$1,000,670	$1,004,186
11/30/23	$1,047,424	$1,049,662
12/31/23	$1,089,476	$1,089,842
1/31/24	$1,090,838	$1,086,849
2/29/24	$1,078,054	$1,071,494
3/31/24	$1,089,238	$1,081,388
4/30/24	$1,061,085	$1,054,074
5/31/24	$1,083,287	$1,071,944
6/30/24	$1,091,311	$1,082,092
7/31/24	$1,119,212	$1,107,367
8/31/24	$1,132,775	$1,123,279
9/30/24	$1,147,955	$1,138,319
10/31/24	$1,117,846	$1,110,090
11/30/24	$1,133,178	$1,121,827
12/31/24	$1,113,435	$1,103,468
1/31/25	$1,124,413	$1,109,322
2/28/25	$1,151,527	$1,133,729
3/31/25	$1,150,748	$1,134,155
4/30/25	$1,150,116	$1,138,613
5/31/25	$1,140,420	$1,130,460
6/30/25	$1,162,014	$1,147,843
7/31/25	$1,161,173	$1,144,815
8/31/25	$1,175,717	$1,158,507
9/30/25	$1,189,841	$1,171,145
10/31/25	$1,201,457	$1,178,462
11/30/25	$1,209,560	$1,185,785
12/31/25	$1,207,415	$1,184,031
1/31/26	$1,212,436	$1,185,295
2/28/26	$1,233,018	$1,204,706
3/31/26	$1,202,910	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.53%	0.08%	1.86%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRAPX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS1947TSRAR_033126

I-3: PTRSX

PIMCO Total Return ESG Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$146	1.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, including commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/29/2022), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,005,393	$1,003,838
5/31/16	$1,008,301	$1,004,096
6/30/16	$1,020,771	$1,022,137
7/31/16	$1,032,021	$1,028,599
8/31/16	$1,030,767	$1,027,423
9/30/16	$1,033,382	$1,026,821
10/31/16	$1,027,628	$1,018,967
11/30/16	$1,002,262	$994,865
12/31/16	$1,009,279	$996,268
1/31/17	$1,016,638	$998,223
2/28/17	$1,023,750	$1,004,932
3/31/17	$1,023,389	$1,004,405
4/30/17	$1,030,613	$1,012,156
5/31/17	$1,038,082	$1,019,947
6/30/17	$1,038,524	$1,018,920
7/31/17	$1,045,530	$1,023,305
8/31/17	$1,057,274	$1,032,484
9/30/17	$1,054,239	$1,027,566
10/31/17	$1,053,536	$1,028,161
11/30/17	$1,049,897	$1,026,841
12/31/17	$1,052,688	$1,031,554
1/31/18	$1,041,534	$1,019,674
2/28/18	$1,033,894	$1,010,008
3/31/18	$1,036,735	$1,016,485
4/30/18	$1,026,806	$1,008,925
5/31/18	$1,032,611	$1,016,126
6/30/18	$1,032,495	$1,014,876
7/31/18	$1,034,565	$1,015,117
8/31/18	$1,042,851	$1,021,649
9/30/18	$1,035,513	$1,015,070
10/31/18	$1,028,677	$1,007,049
11/30/18	$1,029,943	$1,013,060
12/31/18	$1,042,927	$1,031,671
1/31/19	$1,055,741	$1,042,627
2/28/19	$1,058,003	$1,042,023
3/31/19	$1,074,649	$1,062,032
4/30/19	$1,077,210	$1,062,304
5/31/19	$1,095,793	$1,081,161
6/30/19	$1,109,251	$1,094,739
7/31/19	$1,110,537	$1,097,147
8/31/19	$1,141,830	$1,125,576
9/30/19	$1,135,744	$1,119,581
10/31/19	$1,140,836	$1,122,953
11/30/19	$1,137,355	$1,122,381
12/31/19	$1,134,373	$1,121,599
1/31/20	$1,162,397	$1,143,184
2/29/20	$1,176,834	$1,163,759
3/31/20	$1,152,501	$1,156,911
4/30/20	$1,178,673	$1,177,476
5/31/20	$1,186,064	$1,182,959
6/30/20	$1,199,608	$1,190,410
7/31/20	$1,221,904	$1,208,191
8/31/20	$1,217,959	$1,198,439
9/30/20	$1,218,967	$1,197,782
10/31/20	$1,215,046	$1,192,434
11/30/20	$1,230,844	$1,204,134
12/31/20	$1,234,276	$1,205,794
1/31/21	$1,229,630	$1,197,148
2/28/21	$1,213,679	$1,179,861
3/31/21	$1,195,168	$1,165,128
4/30/21	$1,207,603	$1,174,333
5/31/21	$1,210,768	$1,178,169
6/30/21	$1,221,775	$1,186,447
7/31/21	$1,234,172	$1,199,713
8/31/21	$1,232,273	$1,197,429
9/30/21	$1,223,983	$1,187,061
10/31/21	$1,219,476	$1,186,734
11/30/21	$1,218,825	$1,190,245
12/31/21	$1,218,883	$1,187,200
1/31/22	$1,194,475	$1,161,622
2/28/22	$1,174,223	$1,148,663
3/31/22	$1,139,530	$1,116,751
4/30/22	$1,089,031	$1,074,373
5/31/22	$1,093,821	$1,081,300
6/30/22	$1,063,002	$1,064,336
7/31/22	$1,090,497	$1,090,343
8/31/22	$1,060,827	$1,059,533
9/30/22	$1,011,230	$1,013,755
10/31/22	$992,027	$1,000,624
11/30/22	$1,030,474	$1,037,423
12/31/22	$1,027,487	$1,032,743
1/31/23	$1,065,329	$1,064,515
2/28/23	$1,039,078	$1,036,991
3/31/23	$1,056,359	$1,063,333
4/30/23	$1,061,491	$1,069,778
5/31/23	$1,050,778	$1,058,130
6/30/23	$1,046,347	$1,054,356
7/31/23	$1,047,612	$1,053,621
8/31/23	$1,042,171	$1,046,891
9/30/23	$1,015,286	$1,020,288
10/31/23	$996,975	$1,004,186
11/30/23	$1,043,516	$1,049,662
12/31/23	$1,085,364	$1,089,842
1/31/24	$1,086,673	$1,086,849
2/29/24	$1,073,897	$1,071,494
3/31/24	$1,084,993	$1,081,388
4/30/24	$1,056,905	$1,054,074
5/31/24	$1,078,972	$1,071,944
6/30/24	$1,086,921	$1,082,092
7/31/24	$1,114,664	$1,107,367
8/31/24	$1,128,122	$1,123,279
9/30/24	$1,143,195	$1,138,319
10/31/24	$1,113,165	$1,110,090
11/30/24	$1,128,385	$1,121,827
12/31/24	$1,108,678	$1,103,468
1/31/25	$1,119,562	$1,109,322
2/28/25	$1,146,517	$1,133,729
3/31/25	$1,145,701	$1,134,155
4/30/25	$1,145,025	$1,138,613
5/31/25	$1,135,322	$1,130,460
6/30/25	$1,156,773	$1,147,843
7/31/25	$1,155,886	$1,144,815
8/31/25	$1,170,313	$1,158,507
9/30/25	$1,184,324	$1,171,145
10/31/25	$1,195,833	$1,178,462
11/30/25	$1,203,854	$1,185,785
12/31/25	$1,201,666	$1,184,031
1/31/26	$1,206,612	$1,185,295
2/28/26	$1,227,049	$1,204,706
3/31/26	$1,197,037	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.48%	0.03%	1.81%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,671,136
# of Portfolio Holdings	1,064
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	42.3%
Corporate Bonds & Notes	32.3%
U.S. Treasury Obligations	24.9%
Asset-Backed Securities	9.1%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(26.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTRSX

PIMCO Total Return ESG Fund

Annual Shareholder Report |

March 31, 2026

PIMS2237TSRAR_033126

Institutional Class: PMBIX

PIMCO Total Return Fund II

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure the long end, contributed to relative performance versus the Index, as yields rose.

  Guideline-imposed underweight exposure to emerging markets external debt detracted from relative performance versus the Index, as spreads tightened.

  Long exposure to intermediate maturity U.S. Treasury-Inflation Protected Securities detracted from relative performance in 2025 versus the Index, as intermediate inflation expectations fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,248	$1,003,838
5/31/16	$1,007,875	$1,004,096
6/30/16	$1,025,958	$1,022,137
7/31/16	$1,035,696	$1,028,599
8/31/16	$1,033,897	$1,027,423
9/30/16	$1,037,543	$1,026,821
10/31/16	$1,030,842	$1,018,967
11/30/16	$1,004,409	$994,865
12/31/16	$1,011,452	$996,268
1/31/17	$1,017,008	$998,223
2/28/17	$1,026,036	$1,004,932
3/31/17	$1,025,987	$1,004,405
4/30/17	$1,035,186	$1,012,156
5/31/17	$1,043,644	$1,019,947
6/30/17	$1,042,448	$1,018,920
7/31/17	$1,047,409	$1,023,305
8/31/17	$1,060,108	$1,032,484
9/30/17	$1,054,538	$1,027,566
10/31/17	$1,055,395	$1,028,161
11/30/17	$1,053,401	$1,026,841
12/31/17	$1,058,612	$1,031,554
1/31/18	$1,045,298	$1,019,674
2/28/18	$1,037,500	$1,010,008
3/31/18	$1,043,157	$1,016,485
4/30/18	$1,036,625	$1,008,925
5/31/18	$1,043,483	$1,016,126
6/30/18	$1,045,283	$1,014,876
7/31/18	$1,045,622	$1,015,117
8/31/18	$1,053,998	$1,021,649
9/30/18	$1,046,316	$1,015,070
10/31/18	$1,038,886	$1,007,049
11/30/18	$1,043,837	$1,013,060
12/31/18	$1,061,790	$1,031,671
1/31/19	$1,074,457	$1,042,627
2/28/19	$1,075,946	$1,042,023
3/31/19	$1,095,696	$1,062,032
4/30/19	$1,096,254	$1,062,304
5/31/19	$1,116,391	$1,081,161
6/30/19	$1,128,801	$1,094,739
7/31/19	$1,131,612	$1,097,147
8/31/19	$1,161,996	$1,125,576
9/30/19	$1,154,207	$1,119,581
10/31/19	$1,156,778	$1,122,953
11/30/19	$1,154,889	$1,122,381
12/31/19	$1,151,805	$1,121,599
1/31/20	$1,177,912	$1,143,184
2/29/20	$1,199,080	$1,163,759
3/31/20	$1,181,682	$1,156,911
4/30/20	$1,204,183	$1,177,476
5/31/20	$1,211,069	$1,182,959
6/30/20	$1,225,496	$1,190,410
7/31/20	$1,241,982	$1,208,191
8/31/20	$1,238,094	$1,198,439
9/30/20	$1,240,173	$1,197,782
10/31/20	$1,232,682	$1,192,434
11/30/20	$1,245,343	$1,204,134
12/31/20	$1,247,923	$1,205,794
1/31/21	$1,241,709	$1,197,148
2/28/21	$1,221,651	$1,179,861
3/31/21	$1,205,376	$1,165,128
4/30/21	$1,217,006	$1,174,333
5/31/21	$1,219,566	$1,178,169
6/30/21	$1,229,800	$1,186,447
7/31/21	$1,245,073	$1,199,713
8/31/21	$1,241,224	$1,197,429
9/30/21	$1,231,085	$1,187,061
10/31/21	$1,228,599	$1,186,734
11/30/21	$1,232,564	$1,190,245
12/31/21	$1,229,021	$1,187,200
1/31/22	$1,205,866	$1,161,622
2/28/22	$1,191,941	$1,148,663
3/31/22	$1,153,789	$1,116,751
4/30/22	$1,109,376	$1,074,373
5/31/22	$1,112,502	$1,081,300
6/30/22	$1,092,560	$1,064,336
7/31/22	$1,117,834	$1,090,343
8/31/22	$1,087,681	$1,059,533
9/30/22	$1,040,861	$1,013,755
10/31/22	$1,022,318	$1,000,624
11/30/22	$1,059,972	$1,037,423
12/31/22	$1,055,401	$1,032,743
1/31/23	$1,090,709	$1,064,515
2/28/23	$1,067,080	$1,036,991
3/31/23	$1,091,518	$1,063,333
4/30/23	$1,097,090	$1,069,778
5/31/23	$1,087,101	$1,058,130
6/30/23	$1,085,226	$1,054,356
7/31/23	$1,084,249	$1,053,621
8/31/23	$1,078,208	$1,046,891
9/30/23	$1,052,129	$1,020,288
10/31/23	$1,033,947	$1,004,186
11/30/23	$1,080,537	$1,049,662
12/31/23	$1,123,153	$1,089,842
1/31/24	$1,125,048	$1,086,849
2/29/24	$1,110,633	$1,071,494
3/31/24	$1,121,299	$1,081,388
4/30/24	$1,093,609	$1,054,074
5/31/24	$1,114,230	$1,071,944
6/30/24	$1,124,629	$1,082,092
7/31/24	$1,150,413	$1,107,367
8/31/24	$1,166,427	$1,123,279
9/30/24	$1,183,528	$1,138,319
10/31/24	$1,154,851	$1,110,090
11/30/24	$1,169,710	$1,121,827
12/31/24	$1,151,770	$1,103,468
1/31/25	$1,161,010	$1,109,322
2/28/25	$1,188,422	$1,133,729
3/31/25	$1,189,492	$1,134,155
4/30/25	$1,192,108	$1,138,613
5/31/25	$1,183,286	$1,130,460
6/30/25	$1,201,473	$1,147,843
7/31/25	$1,199,657	$1,144,815
8/31/25	$1,216,757	$1,158,507
9/30/25	$1,229,136	$1,171,145
10/31/25	$1,239,215	$1,178,462
11/30/25	$1,247,293	$1,185,785
12/31/25	$1,246,720	$1,184,031
1/31/26	$1,251,414	$1,185,295
2/28/26	$1,269,802	$1,204,706
3/31/26	$1,244,317	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.61%	0.64%	2.21%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$602,207
# of Portfolio Holdings	718
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting Period	$1,395
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.5%
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	25.0%
Non-Agency Mortgage-Backed Securities	9.5%
Asset-Backed Securities	3.4%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(41.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMBIX

PIMCO Total Return Fund II

Annual Shareholder Report |

March 31, 2026

PIMS0153TSRAR_033126

I-2: PMTPX

PIMCO Total Return Fund II

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$134	1.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure the long end, contributed to relative performance versus the Index, as yields rose.

  Guideline-imposed underweight exposure to emerging markets external debt detracted from relative performance versus the Index, as spreads tightened.

  Long exposure to intermediate maturity U.S. Treasury-Inflation Protected Securities detracted from relative performance in 2025 versus the Index, as intermediate inflation expectations fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,163	$1,003,838
5/31/16	$1,007,707	$1,004,096
6/30/16	$1,025,704	$1,022,137
7/31/16	$1,035,352	$1,028,599
8/31/16	$1,033,466	$1,027,423
9/30/16	$1,037,021	$1,026,821
10/31/16	$1,030,242	$1,018,967
11/30/16	$1,003,740	$994,865
12/31/16	$1,010,688	$996,268
1/31/17	$1,016,160	$998,223
2/28/17	$1,025,104	$1,004,932
3/31/17	$1,024,964	$1,004,405
4/30/17	$1,034,074	$1,012,156
5/31/17	$1,042,436	$1,019,947
6/30/17	$1,041,150	$1,018,920
7/31/17	$1,046,021	$1,023,305
8/31/17	$1,058,614	$1,032,484
9/30/17	$1,052,963	$1,027,566
10/31/17	$1,053,733	$1,028,161
11/30/17	$1,051,655	$1,026,841
12/31/17	$1,056,765	$1,031,554
1/31/18	$1,043,388	$1,019,674
2/28/18	$1,035,526	$1,010,008
3/31/18	$1,041,081	$1,016,485
4/30/18	$1,034,480	$1,008,925
5/31/18	$1,041,236	$1,016,126
6/30/18	$1,042,812	$1,014,876
7/31/18	$1,043,064	$1,015,117
8/31/18	$1,051,322	$1,021,649
9/30/18	$1,043,582	$1,015,070
10/31/18	$1,036,083	$1,007,049
11/30/18	$1,040,933	$1,013,060
12/31/18	$1,058,750	$1,031,671
1/31/19	$1,071,295	$1,042,627
2/28/19	$1,072,695	$1,042,023
3/31/19	$1,092,292	$1,062,032
4/30/19	$1,092,760	$1,062,304
5/31/19	$1,112,737	$1,081,161
6/30/19	$1,125,022	$1,094,739
7/31/19	$1,127,728	$1,097,147
8/31/19	$1,157,906	$1,125,576
9/30/19	$1,150,056	$1,119,581
10/31/19	$1,152,520	$1,122,953
11/30/19	$1,150,544	$1,122,381
12/31/19	$1,147,375	$1,121,599
1/31/20	$1,173,281	$1,143,184
2/29/20	$1,194,276	$1,163,759
3/31/20	$1,176,852	$1,156,911
4/30/20	$1,199,169	$1,177,476
5/31/20	$1,205,929	$1,182,959
6/30/20	$1,220,198	$1,190,410
7/31/20	$1,236,504	$1,208,191
8/31/20	$1,232,535	$1,198,439
9/30/20	$1,234,504	$1,197,782
10/31/20	$1,226,940	$1,192,434
11/30/20	$1,239,444	$1,204,134
12/31/20	$1,241,896	$1,205,794
1/31/21	$1,235,618	$1,197,148
2/28/21	$1,215,564	$1,179,861
3/31/21	$1,199,266	$1,165,128
4/30/21	$1,210,729	$1,174,333
5/31/21	$1,213,180	$1,178,169
6/30/21	$1,223,259	$1,186,447
7/31/21	$1,238,342	$1,199,713
8/31/21	$1,234,413	$1,197,429
9/30/21	$1,224,227	$1,187,061
10/31/21	$1,221,652	$1,186,734
11/30/21	$1,225,494	$1,190,245
12/31/21	$1,221,861	$1,187,200
1/31/22	$1,198,746	$1,161,622
2/28/22	$1,184,812	$1,148,663
3/31/22	$1,146,787	$1,116,751
4/30/22	$1,102,545	$1,074,373
5/31/22	$1,105,560	$1,081,300
6/30/22	$1,085,655	$1,064,336
7/31/22	$1,110,677	$1,090,343
8/31/22	$1,080,625	$1,059,533
9/30/22	$1,034,015	$1,013,755
10/31/22	$1,015,513	$1,000,624
11/30/22	$1,052,831	$1,037,423
12/31/22	$1,048,196	$1,032,743
1/31/23	$1,083,177	$1,064,515
2/28/23	$1,059,630	$1,036,991
3/31/23	$1,083,800	$1,063,333
4/30/23	$1,089,250	$1,069,778
5/31/23	$1,079,241	$1,058,130
6/30/23	$1,077,285	$1,054,356
7/31/23	$1,076,236	$1,053,621
8/31/23	$1,070,154	$1,046,891
9/30/23	$1,044,181	$1,020,288
10/31/23	$1,026,051	$1,004,186
11/30/23	$1,072,208	$1,049,662
12/31/23	$1,114,402	$1,089,842
1/31/24	$1,116,194	$1,086,849
2/29/24	$1,101,806	$1,071,494
3/31/24	$1,112,294	$1,081,388
4/30/24	$1,084,737	$1,054,074
5/31/24	$1,105,092	$1,071,944
6/30/24	$1,115,320	$1,082,092
7/31/24	$1,140,799	$1,107,367
8/31/24	$1,156,557	$1,123,279
9/30/24	$1,173,413	$1,138,319
10/31/24	$1,144,881	$1,110,090
11/30/24	$1,159,517	$1,121,827
12/31/24	$1,141,638	$1,103,468
1/31/25	$1,150,697	$1,109,322
2/28/25	$1,177,778	$1,133,729
3/31/25	$1,178,745	$1,134,155
4/30/25	$1,181,238	$1,138,613
5/31/25	$1,172,395	$1,130,460
6/30/25	$1,190,323	$1,147,843
7/31/25	$1,188,425	$1,144,815
8/31/25	$1,205,263	$1,158,507
9/30/25	$1,217,435	$1,171,145
10/31/25	$1,227,308	$1,178,462
11/30/25	$1,235,211	$1,185,785
12/31/25	$1,234,536	$1,184,031
1/31/26	$1,239,079	$1,185,295
2/28/26	$1,257,194	$1,204,706
3/31/26	$1,231,861	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.51%	0.54%	2.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$602,207
# of Portfolio Holdings	718
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting Period	$1,395
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	57.5%
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	25.0%
Non-Agency Mortgage-Backed Securities	9.5%
Asset-Backed Securities	3.4%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.1%
Affiliated Investments	5.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(41.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.38% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMTPX

PIMCO Total Return Fund II

Annual Shareholder Report |

March 31, 2026

PIMS1960TSRAR_033126

Class A: PTUZX

PIMCO Total Return Fund IV

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within corporate credit including overweight exposure to senior financials contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as the asset class outperformed.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the Singaporean dollar, detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,629	$10,000
4/30/16	$9,669	$10,038
5/31/16	$9,676	$10,041
6/30/16	$9,815	$10,221
7/31/16	$9,916	$10,286
8/31/16	$9,903	$10,274
9/30/16	$9,928	$10,268
10/31/16	$9,873	$10,190
11/30/16	$9,652	$9,949
12/31/16	$9,689	$9,963
1/31/17	$9,735	$9,982
2/28/17	$9,803	$10,049
3/31/17	$9,797	$10,044
4/30/17	$9,876	$10,122
5/31/17	$9,954	$10,199
6/30/17	$9,958	$10,189
7/31/17	$10,007	$10,233
8/31/17	$10,115	$10,325
9/30/17	$10,079	$10,276
10/31/17	$10,080	$10,282
11/30/17	$10,054	$10,268
12/31/17	$10,096	$10,316
1/31/18	$9,984	$10,197
2/28/18	$9,901	$10,100
3/31/18	$9,926	$10,165
4/30/18	$9,826	$10,089
5/31/18	$9,902	$10,161
6/30/18	$9,901	$10,149
7/31/18	$9,909	$10,151
8/31/18	$9,969	$10,216
9/30/18	$9,900	$10,151
10/31/18	$9,832	$10,070
11/30/18	$9,854	$10,131
12/31/18	$9,983	$10,317
1/31/19	$10,111	$10,426
2/28/19	$10,131	$10,420
3/31/19	$10,302	$10,620
4/30/19	$10,316	$10,623
5/31/19	$10,519	$10,812
6/30/19	$10,653	$10,947
7/31/19	$10,654	$10,971
8/31/19	$10,976	$11,256
9/30/19	$10,906	$11,196
10/31/19	$10,966	$11,230
11/30/19	$10,927	$11,224
12/31/19	$10,908	$11,216
1/31/20	$11,170	$11,432
2/29/20	$11,330	$11,638
3/31/20	$11,007	$11,569
4/30/20	$11,172	$11,775
5/31/20	$11,243	$11,830
6/30/20	$11,394	$11,904
7/31/20	$11,566	$12,082
8/31/20	$11,552	$11,984
9/30/20	$11,559	$11,978
10/31/20	$11,505	$11,924
11/30/20	$11,641	$12,041
12/31/20	$11,666	$12,058
1/31/21	$11,627	$11,971
2/28/21	$11,465	$11,799
3/31/21	$11,312	$11,651
4/30/21	$11,419	$11,743
5/31/21	$11,451	$11,782
6/30/21	$11,536	$11,864
7/31/21	$11,664	$11,997
8/31/21	$11,635	$11,974
9/30/21	$11,535	$11,871
10/31/21	$11,507	$11,867
11/30/21	$11,521	$11,902
12/31/21	$11,492	$11,872
1/31/22	$11,284	$11,616
2/28/22	$11,162	$11,487
3/31/22	$10,800	$11,168
4/30/22	$10,376	$10,744
5/31/22	$10,413	$10,813
6/30/22	$10,220	$10,643
7/31/22	$10,447	$10,903
8/31/22	$10,181	$10,595
9/30/22	$9,747	$10,138
10/31/22	$9,586	$10,006
11/30/22	$9,958	$10,374
12/31/22	$9,928	$10,327
1/31/23	$10,250	$10,645
2/28/23	$10,004	$10,370
3/31/23	$10,236	$10,633
4/30/23	$10,281	$10,698
5/31/23	$10,182	$10,581
6/30/23	$10,144	$10,544
7/31/23	$10,169	$10,536
8/31/23	$10,108	$10,469
9/30/23	$9,862	$10,203
10/31/23	$9,681	$10,042
11/30/23	$10,129	$10,497
12/31/23	$10,534	$10,898
1/31/24	$10,528	$10,868
2/29/24	$10,390	$10,715
3/31/24	$10,492	$10,814
4/30/24	$10,237	$10,541
5/31/24	$10,422	$10,719
6/30/24	$10,510	$10,821
7/31/24	$10,760	$11,074
8/31/24	$10,887	$11,233
9/30/24	$11,033	$11,383
10/31/24	$10,760	$11,101
11/30/24	$10,897	$11,218
12/31/24	$10,725	$11,035
1/31/25	$10,806	$11,093
2/28/25	$11,058	$11,337
3/31/25	$11,045	$11,342
4/30/25	$11,059	$11,386
5/31/25	$10,966	$11,305
6/30/25	$11,151	$11,478
7/31/25	$11,130	$11,448
8/31/25	$11,283	$11,585
9/30/25	$11,403	$11,711
10/31/25	$11,511	$11,785
11/30/25	$11,567	$11,858
12/31/25	$11,558	$11,840
1/31/26	$11,591	$11,853
2/28/26	$11,768	$12,047
3/31/26	$11,509	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.19%	0.35%	1.80%
Class A (including sales charge)	0.29%	(0.42%)	1.42%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$350,557
# of Portfolio Holdings	825
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.7%
Corporate Bonds & Notes	44.5%
U.S. Treasury Obligations	20.4%
Sovereign Issues	6.4%
Non-Agency Mortgage-Backed Securities	4.5%
Asset-Backed Securities	1.5%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTUZX

PIMCO Total Return Fund IV

Annual Shareholder Report |

March 31, 2026

PIMS6032TSRAR_033126

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within corporate credit including overweight exposure to senior financials contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as the asset class outperformed.

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the Singaporean dollar, detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,004,405
4/30/16	$1,004,532	$1,012,156
5/31/16	$1,005,560	$1,019,947
6/30/16	$1,020,254	$1,018,920
7/31/16	$1,031,008	$1,023,305
8/31/16	$1,029,947	$1,032,484
9/30/16	$1,032,933	$1,027,566
10/31/16	$1,027,446	$1,028,161
11/30/16	$1,004,725	$1,026,841
12/31/16	$1,008,895	$1,031,554
1/31/17	$1,013,976	$1,019,674
2/28/17	$1,021,300	$1,010,008
3/31/17	$1,021,082	$1,016,485
4/30/17	$1,029,581	$1,008,925
5/31/17	$1,038,013	$1,016,126
6/30/17	$1,038,759	$1,014,876
7/31/17	$1,044,138	$1,015,117
8/31/17	$1,055,638	$1,021,649
9/30/17	$1,052,199	$1,015,070
10/31/17	$1,052,699	$1,007,049
11/30/17	$1,050,282	$1,013,060
12/31/17	$1,054,953	$1,031,671
1/31/18	$1,043,544	$1,042,627
2/28/18	$1,035,141	$1,042,023
3/31/18	$1,038,075	$1,062,032
4/30/18	$1,027,939	$1,062,304
5/31/18	$1,036,203	$1,081,161
6/30/18	$1,036,390	$1,094,739
7/31/18	$1,037,503	$1,097,147
8/31/18	$1,044,165	$1,125,576
9/30/18	$1,037,145	$1,119,581
10/31/18	$1,030,369	$1,122,953
11/30/18	$1,033,015	$1,122,381
12/31/18	$1,046,798	$1,121,599
1/31/19	$1,060,517	$1,143,184
2/28/19	$1,062,937	$1,163,759
3/31/19	$1,081,154	$1,156,911
4/30/19	$1,082,895	$1,177,476
5/31/19	$1,104,597	$1,182,959
6/30/19	$1,118,903	$1,190,410
7/31/19	$1,119,420	$1,208,191
8/31/19	$1,153,568	$1,198,439
9/30/19	$1,146,505	$1,197,782
10/31/19	$1,153,168	$1,192,434
11/30/19	$1,149,392	$1,204,134
12/31/19	$1,147,789	$1,205,794
1/31/20	$1,175,669	$1,197,148
2/29/20	$1,192,794	$1,179,861
3/31/20	$1,159,204	$1,165,128
4/30/20	$1,176,866	$1,174,333
5/31/20	$1,184,689	$1,178,169
6/30/20	$1,200,983	$1,186,447
7/31/20	$1,219,505	$1,199,713
8/31/20	$1,218,279	$1,197,429
9/30/20	$1,219,405	$1,187,061
10/31/20	$1,214,132	$1,186,734
11/30/20	$1,228,809	$1,190,245
12/31/20	$1,231,865	$1,187,200
1/31/21	$1,228,001	$1,161,622
2/28/21	$1,211,193	$1,148,663
3/31/21	$1,195,450	$1,116,751
4/30/21	$1,207,064	$1,074,373
5/31/21	$1,210,839	$1,081,300
6/30/21	$1,220,212	$1,064,336
7/31/21	$1,234,133	$1,090,343
8/31/21	$1,231,390	$1,059,533
9/30/21	$1,221,131	$1,013,755
10/31/21	$1,218,571	$1,000,624
11/30/21	$1,220,318	$1,037,423
12/31/21	$1,217,720	$1,032,743
1/31/22	$1,195,948	$1,064,515
2/28/22	$1,183,375	$1,036,991
3/31/22	$1,145,297	$1,063,333
4/30/22	$1,100,714	$1,069,778
5/31/22	$1,104,905	$1,058,130
6/30/22	$1,084,737	$1,054,356
7/31/22	$1,109,213	$1,053,621
8/31/22	$1,081,247	$1,046,891
9/30/22	$1,035,479	$1,020,288
10/31/22	$1,018,706	$1,004,186
11/30/22	$1,058,466	$1,049,662
12/31/22	$1,055,652	$1,089,842
1/31/23	$1,090,174	$1,086,849
2/28/23	$1,064,275	$1,071,494
3/31/23	$1,089,314	$1,081,388
4/30/23	$1,094,428	$1,054,074
5/31/23	$1,084,253	$1,071,944
6/30/23	$1,080,500	$1,082,092
7/31/23	$1,083,481	$1,107,367
8/31/23	$1,077,287	$1,123,279
9/30/23	$1,051,409	$1,138,319
10/31/23	$1,032,405	$1,110,090
11/30/23	$1,080,418	$1,121,827
12/31/23	$1,123,959	$1,103,468
1/31/24	$1,123,671	$1,109,322
2/29/24	$1,109,203	$1,133,729
3/31/24	$1,120,421	$1,134,155
4/30/24	$1,093,543	$1,138,613
5/31/24	$1,113,630	$1,130,460
6/30/24	$1,123,382	$1,147,843
7/31/24	$1,150,456	$1,144,815
8/31/24	$1,164,388	$1,158,507
9/30/24	$1,180,286	$1,171,145
10/31/24	$1,151,426	$1,178,462
11/30/24	$1,166,403	$1,185,785
12/31/24	$1,148,427	$1,184,031
1/31/25	$1,157,415	$1,185,295
2/28/25	$1,184,658	$1,204,706
3/31/25	$1,183,688	$1,183,475
4/30/25	$1,185,425	$1,000,000
5/31/25	$1,175,851	$1,000,236
6/30/25	$1,196,077	$1,000,448
7/31/25	$1,194,091	$1,000,648
8/31/25	$1,210,967	$1,000,870
9/30/25	$1,224,121	$1,001,109
10/31/25	$1,236,167	$1,001,348
11/30/25	$1,242,495	$1,001,600
12/31/25	$1,241,895	$1,001,858
1/31/26	$1,245,760	$1,002,169
2/28/26	$1,265,135	$1,002,542
3/31/26	$1,237,620	$1,002,934

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.56%	0.70%	2.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$350,557
# of Portfolio Holdings	825
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$830
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.7%
Corporate Bonds & Notes	44.5%
U.S. Treasury Obligations	20.4%
Sovereign Issues	6.4%
Non-Agency Mortgage-Backed Securities	4.5%
Asset-Backed Securities	1.5%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	0.6%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Annual Shareholder Report |

March 31, 2026

PIMS2025TSRAR_033126

Class A: PPAHX

PIMCO Total Return Fund V

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of October 31, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S. including overweight exposure to the intermediate section of the curve in 2025, as yields fell and underweight exposure to the intermediate section of the curve in 2026, as yields rose, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index").

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Short exposure to select developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
5/1/23	$9,775	$10,000
5/31/23	$9,758	$10,581
6/30/23	$9,677	$10,544
7/31/23	$9,669	$10,536
8/31/23	$9,606	$10,469
9/30/23	$9,355	$10,203
10/31/23	$9,181	$10,042
11/30/23	$9,607	$10,497
12/31/23	$9,944	$10,898
1/31/24	$9,947	$10,868
2/29/24	$9,811	$10,715
3/31/24	$9,912	$10,814
4/30/24	$9,667	$10,541
5/31/24	$9,844	$10,719
6/30/24	$9,921	$10,821
7/31/24	$10,156	$11,074
8/31/24	$10,268	$11,233
9/30/24	$10,396	$11,383
10/31/24	$10,121	$11,101
11/30/24	$10,252	$11,218
12/31/24	$10,079	$11,035
1/31/25	$10,136	$11,093
2/28/25	$10,394	$11,337
3/31/25	$10,380	$11,342
4/30/25	$10,399	$11,386
5/31/25	$10,321	$11,305
6/30/25	$10,487	$11,478
7/31/25	$10,461	$11,448
8/31/25	$10,621	$11,585
9/30/25	$10,723	$11,711
10/31/25	$10,808	$11,785
11/30/25	$10,887	$11,858
12/31/25	$10,866	$11,840
1/31/26	$10,901	$11,853
2/28/26	$11,058	$12,047
3/31/26	$10,818	$11,171

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)Footnote Reference(1)

Table Summary
Class/Index Name	1 Year	Since Inception 5/1/23
Class A (excluding sales charge)	4.22%	3.53%
Class A (including sales charge)	1.92%	2.73%
Bloomberg U.S. Aggregate Index	4.35%	3.87%
Footnote	Description
Footnote(1)	For periods prior to the inception of share classes launched subsequent to the Fund's inception date, the performance shown is adjusted for the performance of the Institutional Class. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$368,492
# of Portfolio Holdings	716
Portfolio Turnover Rate	271%
Total Net Advisory Fees Paid During the Reporting Period	$786
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	32.2%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	5.8%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	11.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(17.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPAHX

PIMCO Total Return Fund V

Annual Shareholder Report |

March 31, 2026

PIMS8092TSRAR_033126

Institutional Class: PPEIX

PIMCO Total Return Fund V

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S. including overweight exposure to the intermediate section of the curve in 2025, as yields fell and underweight exposure to the intermediate section of the curve in 2026, as yields rose, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index").

  Overweight exposure to agency mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar in 2025 and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Short exposure to select developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
5/1/23	$1,000,000	$1,000,000
5/31/23	$998,628	$998,740
6/30/23	$990,573	$995,178
7/31/23	$990,143	$994,484
8/31/23	$984,029	$988,132
9/30/23	$958,589	$963,022
10/31/23	$941,149	$947,824
11/30/23	$985,090	$990,748
12/31/23	$1,020,040	$1,028,672
1/31/24	$1,020,686	$1,025,848
2/29/24	$1,006,984	$1,011,354
3/31/24	$1,017,682	$1,020,693
4/30/24	$992,923	$994,912
5/31/24	$1,011,441	$1,011,779
6/30/24	$1,019,668	$1,021,357
7/31/24	$1,044,157	$1,045,213
8/31/24	$1,056,032	$1,060,233
9/30/24	$1,069,562	$1,074,429
10/31/24	$1,041,573	$1,047,784
11/30/24	$1,055,405	$1,058,862
12/31/24	$1,037,928	$1,041,533
1/31/25	$1,044,207	$1,047,059
2/28/25	$1,071,077	$1,070,096
3/31/25	$1,069,989	$1,070,499
4/30/25	$1,072,295	$1,074,706
5/31/25	$1,064,675	$1,067,011
6/30/25	$1,082,160	$1,083,418
7/31/25	$1,079,847	$1,080,560
8/31/25	$1,096,671	$1,093,484
9/30/25	$1,107,555	$1,105,412
10/31/25	$1,116,743	$1,112,319
11/30/25	$1,125,290	$1,119,231
12/31/25	$1,123,498	$1,117,575
1/31/26	$1,127,429	$1,118,768
2/28/26	$1,144,002	$1,137,089
3/31/26	$1,119,452	$1,117,050

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 5/1/23
Institutional Class	4.62%	3.94%
Bloomberg U.S. Aggregate Index	4.35%	3.87%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$368,492
# of Portfolio Holdings	716
Portfolio Turnover Rate	271%
Total Net Advisory Fees Paid During the Reporting Period	$786
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.6%
Corporate Bonds & Notes	32.2%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	5.8%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	11.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(17.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPEIX

PIMCO Total Return Fund V

Annual Shareholder Report |

March 31, 2026

PIMS2242TSRAR_033126

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2026	March 31, 2025
PIMCO Funds	$ —	$ 6,500
Pacific Investment Management Company LLC (“PIMCO”)	23,837,833	26,548,184

Totals	$ 23,837,833	$ 26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14th.

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	Bond Funds

Filed under the initially filed submission on Form N-CSR:

•	Asset Allocation Funds
•	Tax-Efficient Strategy Funds
•	Municipal Value Funds
•	International Bond Funds

Filed under the first companion submission on Form N-CSR:

•	Equity-Related Strategy Funds

To be filed under the immediately following third companion submission on Form N-CSR:

•	International Bond Fund (U.S. Dollar-Hedged)
•	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

•	PAPS – All Asset Funds
•	Income Fund
•	Credit Bond Funds
•	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

•	Short Duration Strategy Funds
•	Real Return Strategy Funds
•	TRENDS Managed Futures Strategy Fund

(b) Not applicable.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Bond Funds

PIMCO Climate Bond Fund

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Investment Grade Credit Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Opportunities Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Total Return ESG Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO BOND FUNDS

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	—	12/10/19	12/10/19	—	Diversified
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Low Duration Opportunities Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return Fund V	05/01/23	05/01/23	—	—	—	10/31/25	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on February 14, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Mortgage Opportunities and Bond Fund. As of August 1, 2025, the third-to-last sentence in the first paragraph of the principal investment strategies of PIMCO Mortgage Opportunities and Bond Fund was deleted and replaced with the following: The average portfolio duration of this Fund normally varies from 0 to 8 years based on PIMCO’s market forecasts.

A supplement was filed on May 21, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Long-Term U.S. Government Fund. As of May 21, 2025, the second paragraph of the principal investment strategies of PIMCO Long-Term U.S. Government Fund was deleted and replaced with the following: The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored entities are not subject to these limits.

4	PIMCO BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Climate Bond Fund
Institutional Class

03/31/2026	$8.92	$0.31	$0.06	$0.37	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2025	8.78	0.32	0.16	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2024	8.56	0.29	0.22	0.51	(0.23)	0.00	(0.06)	(0.29)

03/31/2023	9.56	0.23	(0.69)	(0.46)	(0.54)	0.00	0.00	(0.54)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	0.00	(0.25)
I-2

03/31/2026	8.92	0.30	0.06	0.36	(0.39)	0.00	0.00	(0.39)

03/31/2025	8.78	0.32	0.15	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.28	0.22	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	0.00	(0.24)
I-3

03/31/2026	8.92	0.29	0.06	0.35	(0.38)	0.00	0.00	(0.38)

03/31/2025	8.78	0.31	0.16	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.29	0.21	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	0.00	(0.23)
Class A

03/31/2026	8.92	0.27	0.06	0.33	(0.36)	0.00	0.00	(0.36)

03/31/2025	8.78	0.29	0.16	0.45	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.56	0.26	0.22	0.48	(0.20)	0.00	(0.06)	(0.26)

03/31/2023	9.56	0.19	(0.68)	(0.49)	(0.51)	0.00	0.00	(0.51)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	0.00	(0.21)
Class C

03/31/2026	8.92	0.20	0.06	0.26	(0.29)	0.00	0.00	(0.29)

03/31/2025	8.78	0.22	0.16	0.38	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.56	0.20	0.21	0.41	(0.13)	0.00	(0.06)	(0.19)

03/31/2023	9.56	0.13	(0.69)	(0.56)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	0.00	(0.13)

PIMCO Dynamic Bond Fund
Institutional Class

03/31/2026	$10.10	$0.51	$0.06	$0.57	$(0.54)	$0.00	$0.00	$(0.54)

03/31/2025	9.83	0.49	0.26	0.75	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.56	0.49	0.23	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	10.26	0.36	(0.62)	(0.26)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)
I-2

03/31/2026	10.10	0.50	0.06	0.56	(0.53)	0.00	0.00	(0.53)

03/31/2025	9.83	0.48	0.26	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.48	0.23	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	10.26	0.35	(0.62)	(0.27)	(0.43)	0.00	0.00	(0.43)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)
I-3

03/31/2026	10.10	0.49	0.07	0.56	(0.53)	0.00	0.00	(0.53)

03/31/2025	9.83	0.47	0.27	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.46	0.24	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.26	0.34	(0.62)	(0.28)	(0.42)	0.00	0.00	(0.42)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)
Class A

03/31/2026	10.10	0.47	0.06	0.53	(0.50)	0.00	0.00	(0.50)

03/31/2025	9.83	0.45	0.26	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.56	0.46	0.22	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.26	0.32	(0.62)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)
Class C

03/31/2026	10.10	0.39	0.06	0.45	(0.42)	0.00	0.00	(0.42)

03/31/2025	9.83	0.38	0.26	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.56	0.39	0.22	0.61	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.26	0.25	(0.63)	(0.38)	(0.32)	0.00	0.00	(0.32)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

6	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.89	4.14%	$33,117	0.52%	0.52%	0.50%	0.50%	3.39%	10%

8.92	5.58	25,300	0.54	0.54	0.50	0.50	3.66	17

8.78	6.08	15,948	0.61	0.61	0.50	0.50	3.44	28

8.56	(4.65)	11,684	0.59	0.59	0.51	0.51	2.59	38

9.56	(4.27)	16,998	0.51	0.51	0.51	0.51	1.65	26

8.89	4.04	605	0.62	0.62	0.60	0.60	3.26	10

8.92	5.48	79	0.64	0.64	0.60	0.60	3.57	17

8.78	5.97	212	0.71	0.71	0.60	0.60	3.28	28

8.56	(4.75)	394	0.69	0.69	0.61	0.61	2.45	38

9.56	(4.37)	563	0.61	0.61	0.61	0.61	1.52	26

8.89	3.98	1,016	0.67	0.72	0.65	0.70	3.26	10

8.92	5.43	1,113	0.69	0.74	0.65	0.70	3.50	17

8.78	5.93	559	0.76	0.81	0.65	0.70	3.39	28

8.56	(4.79)	81	0.74	0.79	0.66	0.71	2.44	38

9.56	(4.42)	86	0.66	0.71	0.66	0.71	1.54	26

8.89	3.73	9,078	0.92	0.92	0.90	0.90	3.00	10

8.92	5.16	2,559	0.94	0.94	0.90	0.90	3.26	17

8.78	5.66	1,402	1.01	1.01	0.90	0.90	3.03	28

8.56	(5.04)	837	0.99	0.99	0.91	0.91	2.19	38

9.56	(4.65)	861	0.91	0.91	0.91	0.91	1.27	26

8.89	2.95	69	1.67	1.67	1.65	1.65	2.26	10

8.92	4.38	75	1.69	1.69	1.65	1.65	2.51	17

8.78	4.88	67	1.76	1.76	1.65	1.65	2.34	28

8.56	(5.75)	22	1.74	1.74	1.66	1.66	1.45	38

9.56	(5.38)	22	1.66	1.66	1.66	1.66	0.44	26

$10.13	5.74%	$2,209,933	0.80%	0.85%	0.75%	0.80%	4.97%	824%

10.10	7.84	2,492,971	0.79	0.84	0.75	0.80	4.93	919

9.83	7.67	2,110,254	0.93	0.96	0.78	0.81	5.15	528

9.56	(2.53)	1,982,406	0.84	0.84	0.81	0.81	3.64	174

10.26	(3.59)	3,128,636	0.81	0.81	0.81	0.81	3.25	145

10.13	5.63	219,177	0.90	0.95	0.85	0.90	4.87	824

10.10	7.73	190,027	0.89	0.94	0.85	0.90	4.83	919

9.83	7.56	187,383	1.03	1.06	0.88	0.91	5.06	528

9.56	(2.63)	237,252	0.94	0.94	0.91	0.91	3.57	174

10.26	(3.68)	330,748	0.91	0.91	0.91	0.91	3.17	145

10.13	5.59	41,552	0.95	1.05	0.90	1.00	4.81	824

10.10	7.68	34,833	0.94	1.04	0.90	1.00	4.76	919

9.83	7.52	16,639	1.15 (e)	1.23 (e)	0.93 (e)	1.01 (e)	4.79	528

9.56	(2.68)	2,635	0.98	1.03	0.95	1.00	3.44	174

10.26	(3.73)	9,557	0.96	1.01	0.96	1.01	3.08	145

10.13	5.32	130,209	1.20	1.25	1.15	1.20	4.57	824

10.10	7.41	140,632	1.19	1.24	1.15	1.20	4.53	919

9.83	7.24	152,069	1.33	1.36	1.18	1.21	4.76	528

9.56	(2.92)	169,276	1.24	1.24	1.21	1.21	3.28	174

10.26	(3.97)	222,905	1.21	1.21	1.21	1.21	2.93	145

10.13	4.53	5,552	1.95	2.00	1.90	1.95	3.82	824

10.10	6.61	6,637	1.94	1.99	1.90	1.95	3.81	919

9.83	6.45	10,084	2.08	2.11	1.93	1.96	4.02	528

9.56	(3.65)	12,832	1.99	1.99	1.96	1.96	2.51	174

10.26	(4.69)	19,276	1.96	1.96	1.96	1.96	2.26	145

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund (Cont.)
Class R

03/31/2026	$10.10	$0.44	$0.07	$0.51	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2025	9.83	0.42	0.27	0.69	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.56	0.43	0.22	0.65	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.26	0.30	(0.63)	(0.33)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

PIMCO Extended Duration Fund
Institutional Class

03/31/2026	$13.40	$0.44	$(0.84)	$(0.40)	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2025	14.03	0.29	(0.62)	(0.33)	(0.30)	0.00	0.00	(0.30)

03/31/2024	16.43	0.28	(2.03)	(1.75)	(0.24)	(0.41)	0.00	(0.65)

03/31/2023~	22.56	0.52	(6.12)	(5.60)	(0.53)	0.00	0.00	(0.53)

03/31/2022~	28.48	0.84	0.36	1.20	(0.72)	(6.40)	0.00	(7.12)
I-2

03/31/2026	13.40	0.42	(0.84)	(0.42)	(0.43)	0.00	0.00	(0.43)

03/31/2025	14.03	0.27	(0.61)	(0.34)	(0.29)	0.00	0.00	(0.29)

03/31/2024	16.43	0.26	(2.02)	(1.76)	(0.23)	(0.41)	0.00	(0.64)

03/31/2023~	22.56	0.47	(6.09)	(5.62)	(0.51)	0.00	0.00	(0.51)

03/31/2022~	28.48	0.80	0.36	1.16	(0.68)	(6.40)	0.00	(7.08)

PIMCO GNMA and Government Securities Fund
Institutional Class

03/31/2026	$9.39	$0.39	$0.16	$0.55	$(0.43)	$0.00	$0.00	$(0.43)

03/31/2025	9.34	0.39	0.11	0.50	(0.45)	0.00	0.00	(0.45)

03/31/2024	9.45	0.33	(0.07)	0.26	(0.37)	0.00	0.00	(0.37)

03/31/2023	10.56	0.22	(0.84)	(0.62)	(0.48)	0.00	(0.01)	(0.49)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)
I-2

03/31/2026	9.39	0.38	0.16	0.54	(0.42)	0.00	0.00	(0.42)

03/31/2025	9.34	0.38	0.11	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.21	(0.84)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)
I-3

03/31/2026	9.39	0.38	0.15	0.53	(0.41)	0.00	0.00	(0.41)

03/31/2025	9.34	0.37	0.12	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.24	(0.87)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)
Class A

03/31/2026	9.39	0.35	0.16	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2025	9.34	0.35	0.11	0.46	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.45	0.30	(0.07)	0.23	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.56	0.18	(0.84)	(0.66)	(0.44)	0.00	(0.01)	(0.45)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)
Class C

03/31/2026	9.39	0.28	0.16	0.44	(0.32)	0.00	0.00	(0.32)

03/31/2025	9.34	0.28	0.11	0.39	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.45	0.23	(0.07)	0.16	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.56	0.11	(0.84)	(0.73)	(0.37)	0.00	(0.01)	(0.38)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

PIMCO Investment Grade Credit Bond Fund
Institutional Class

03/31/2026	$9.04	$0.41	$0.01	$0.42	$(0.44)	$0.00	$0.00	$(0.44)

03/31/2025	8.91	0.38	0.15	0.53	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.88	0.33	0.06	0.39	(0.33)	0.00	(0.03)	(0.36)

03/31/2023	9.75	0.32	(0.82)	(0.50)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.72	0.34	(0.82)	(0.48)	(0.40)	(0.09)	0.00	(0.49)

8	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.13	5.06%	$5,479	1.45%	1.50%	1.40%	1.45%	4.32%	824%

10.10	7.16	5,144	1.44	1.49	1.40	1.45	4.27	919

9.83	6.98	4,812	1.58	1.61	1.43	1.46	4.51	528

9.56	(3.17)	5,041	1.49	1.49	1.46	1.46	3.06	174

10.26	(4.21)	5,510	1.46	1.46	1.46	1.46	2.64	145

$12.55	(3.03)%	$478,813	5.36%	5.36%	0.50%	0.50%	3.44%	145%

13.40	(2.31)	428,208	6.80	6.80	0.50	0.50	2.14	117

14.03	(10.65)	551,213	6.20	6.20	0.50	0.50	1.93	119

16.43	(24.87)	604,478	2.99	2.99	0.50	0.50	3.01	119

22.56	1.18	695,468	0.54	0.54	0.50	0.50	2.84	73

12.55	(3.13)	14,407	5.55 (e)	5.55 (e)	0.60 (e)	0.60 (e)	3.31	145

13.40	(2.41)	17,668	6.90	6.90	0.60	0.60	1.98	117

14.03	(10.74)	27,331	6.30	6.30	0.60	0.60	1.84	119

16.43	(24.95)	43,525	3.42 (e)	3.42 (e)	0.60 (e)	0.60 (e)	2.80	119

22.56	1.08	36,796	0.64	0.64	0.60	0.60	2.80	73

$9.51	5.92%	$587,950	2.43%	2.43%	0.50%	0.50%	4.14%	1,297%

9.39	5.50	580,870	1.89	1.89	0.50	0.50	4.14	1,358

9.34	2.91	592,930	1.46	1.46	0.50	0.50	3.63	1,329

9.45	(5.80)	554,311	1.33	1.33	0.50	0.50	2.24	1,167

10.56	(4.82)	541,861	0.52	0.52	0.50	0.50	0.86	1,082

9.51	5.82	511,711	2.53	2.53	0.60	0.60	4.04	1,297

9.39	5.39	446,405	1.99	1.99	0.60	0.60	4.04	1,358

9.34	2.80	542,230	1.56	1.56	0.60	0.60	3.54	1,329

9.45	(5.90)	389,287	1.43	1.43	0.60	0.60	2.16	1,167

10.56	(4.92)	386,422	0.62	0.62	0.60	0.60	0.73	1,082

9.51	5.76	69,684	2.58	2.63	0.65	0.70	3.99	1,297

9.39	5.34	83,510	2.04	2.09	0.65	0.70	3.99	1,358

9.34	2.75	79,892	1.61	1.66	0.65	0.70	3.49	1,329

9.45	(5.94)	66,191	1.69 (e)	1.74 (e)	0.65 (e)	0.70 (e)	2.53	1,167

10.56	(4.97)	2,708	0.67	0.72	0.65	0.70	0.85	1,082

9.51	5.50	158,075	2.83	2.83	0.90	0.90	3.74	1,297

9.39	5.08	175,659	2.29	2.29	0.90	0.90	3.74	1,358

9.34	2.50	206,659	1.86	1.86	0.90	0.90	3.22	1,329

9.45	(6.18)	206,950	1.73	1.73	0.90	0.90	1.84	1,167

10.56	(5.20)	247,080	0.92	0.92	0.90	0.90	0.49	1,082

9.51	4.72	6,891	3.58	3.58	1.65	1.65	2.99	1,297

9.39	4.29	8,530	3.04	3.04	1.65	1.65	2.99	1,358

9.34	1.74	12,175	2.61	2.61	1.65	1.65	2.46	1,329

9.45	(6.89)	13,946	2.48	2.48	1.65	1.65	1.08	1,167

10.56	(5.91)	20,023	1.67	1.67	1.65	1.65	(0.30)	1,082

$9.02	4.68%	$5,630,738	0.57%	0.57%	0.50%	0.50%	4.48%	209%

9.04	6.09	5,329,732	0.95	0.95	0.50	0.50	4.27	270

8.91	4.50	5,384,982	1.09	1.09	0.50	0.50	3.83	150

8.88	(5.07)	5,372,945	1.04	1.04	0.50	0.50	3.54	78

9.75	(4.83)	8,198,437	0.51	0.51	0.50	0.50	3.21	89

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Investment Grade Credit Bond Fund (Cont.)
I-2

03/31/2026	$9.04	$0.40	$0.01	$0.41	$(0.43)	$0.00	$0.00	$(0.43)

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.06	0.38	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	9.75	0.31	(0.82)	(0.51)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.72	0.33	(0.82)	(0.49)	(0.39)	(0.09)	0.00	(0.48)
I-3

03/31/2026	9.04	0.40	0.01	0.41	(0.43)	0.00	0.00	(0.43)

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.05	0.37	(0.31)	0.00	(0.03)	(0.34)

03/31/2023	9.75	0.30	(0.82)	(0.52)	(0.35)	0.00	0.00	(0.35)

03/31/2022	10.72	0.33	(0.83)	(0.50)	(0.38)	(0.09)	0.00	(0.47)
Administrative Class

03/31/2026	9.04	0.39	0.01	0.40	(0.42)	0.00	0.00	(0.42)

03/31/2025	8.91	0.36	0.15	0.51	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.88	0.31	0.05	0.36	(0.30)	0.00	(0.03)	(0.33)

03/31/2023	9.75	0.30	(0.83)	(0.53)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.72	0.32	(0.83)	(0.51)	(0.37)	(0.09)	0.00	(0.46)
Class A

03/31/2026	9.04	0.38	0.00	0.38	(0.40)	0.00	0.00	(0.40)

03/31/2025	8.91	0.35	0.15	0.50	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.88	0.30	0.05	0.35	(0.29)	0.00	(0.03)	(0.32)

03/31/2023	9.75	0.28	(0.82)	(0.54)	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.72	0.30	(0.83)	(0.53)	(0.35)	(0.09)	0.00	(0.44)
Class C

03/31/2026	9.04	0.30	0.01	0.31	(0.33)	0.00	0.00	(0.33)

03/31/2025	8.91	0.28	0.15	0.43	(0.30)	0.00	0.00	(0.30)

03/31/2024	8.88	0.23	0.06	0.29	(0.23)	0.00	(0.03)	(0.26)

03/31/2023	9.75	0.21	(0.82)	(0.61)	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.72	0.22	(0.83)	(0.61)	(0.27)	(0.09)	0.00	(0.36)

PIMCO Long Duration Total Return Fund
Institutional Class

03/31/2026	$7.24	$0.31	$(0.11)	$0.20	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	7.24	0.27	0.02	0.29	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.51	0.24	(0.26)	(0.02)	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.11	0.29	(1.60)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)
I-2

03/31/2026	7.24	0.30	(0.11)	0.19	(0.32)	0.00	0.00	(0.32)

03/31/2025	7.24	0.26	0.02	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2024	7.51	0.23	(0.26)	(0.03)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.11	0.28	(1.59)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)
Class A

03/31/2026	7.24	0.28	(0.11)	0.17	(0.30)	0.00	0.00	(0.30)

03/31/2025	7.24	0.24	0.02	0.26	(0.26)	0.00	0.00	(0.26)

03/31/2024	7.51	0.21	(0.26)	(0.05)	(0.22)	0.00	0.00	(0.22)

03/31/2023	9.11	0.25	(1.59)	(1.34)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)
Class C

03/31/2026	7.24	0.23	(0.11)	0.12	(0.25)	0.00	0.00	(0.25)

03/31/2025	7.24	0.19	0.01	0.20	(0.20)	0.00	0.00	(0.20)

03/31/2024	7.51	0.16	(0.26)	(0.10)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.11	0.19	(1.58)	(1.39)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

10	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.02	4.57%	$6,638,067	0.67%		0.67%		0.60%		0.60%		4.38%	209%

9.04	5.98	6,241,906	1.05		1.05		0.60		0.60		4.18	270

8.91	4.39	5,673,929	1.19		1.19		0.60		0.60		3.73	150

8.88	(5.16)	5,750,592	1.14		1.14		0.60		0.60		3.44	78

9.75	(4.93)	6,370,209	0.61		0.61		0.60		0.60		3.11	89

9.02	4.52	149,351	0.72		0.77		0.65		0.70		4.34	209

9.04	5.93	122,579	1.10		1.15		0.65		0.70		4.13	270

8.91	4.34	109,883	1.24		1.29		0.65		0.70		3.67	150

8.88	(5.21)	122,874	1.19		1.24		0.65		0.70		3.40	78

9.75	(4.97)	86,492	0.66		0.71		0.65		0.70		3.07	89

9.02	4.42	14,600	0.82		0.82		0.75		0.75		4.23	209

9.04	5.83	18,119	1.20		1.20		0.75		0.75		4.01	270

8.91	4.24	22,789	1.34		1.34		0.75		0.75		3.56	150

8.88	(5.31)	32,810	1.29		1.29		0.75		0.75		3.30	78

9.75	(5.07)	50,691	0.76		0.76		0.75		0.75		2.93	89

9.02	4.26	643,547	0.97		0.97		0.90		0.90		4.13	209

9.04	5.67	693,314	1.35		1.35		0.90		0.90		3.87	270

8.91	4.08	764,931	1.49		1.49		0.90		0.90		3.42	150

8.88	(5.45)	871,404	1.44		1.44		0.90		0.90		3.15	78

9.75	(5.21)	1,122,903	0.91		0.91		0.90		0.90		2.81	89

9.02	3.48	42,574	1.72		1.72		1.65		1.65		3.33	209

9.04	4.88	62,860	2.10		2.10		1.65		1.65		3.11	270

8.91	3.31	86,264	2.24		2.24		1.65		1.65		2.66	150

8.88	(6.16)	115,151	2.19		2.19		1.65		1.65		2.40	78

9.75	(5.92)	167,467	1.66		1.66		1.65		1.65		2.05	89

$7.11	2.80%	$2,093,935	2.16%		2.16%		0.50%		0.50%		4.30%	206%

7.24	4.06	2,097,832	3.89		3.89		0.50		0.50		3.70	178

7.24	(0.15)	2,475,471	3.00		3.00		0.50		0.50		3.38	176

7.51	(14.29)	2,948,352	1.72		1.72		0.50		0.50		3.77	161

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68	65

7.11	2.70	79,952	2.26		2.26		0.60		0.60		4.20	206

7.24	3.96	114,669	3.99		3.99		0.60		0.60		3.57	178

7.24	(0.25)	137,542	3.16	(e)	3.16	(e)	0.60	(e)	0.60	(e)	3.31	176

7.51	(14.37)	101,898	1.86	(e)	1.86	(e)	0.60	(e)	0.60	(e)	3.65	161

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58	65

7.11	2.39	43,612	2.56		2.56		0.90		0.90		3.90	206

7.24	3.64	43,086	4.29		4.29		0.90		0.90		3.31	178

7.24	(0.53)	33,424	3.33	(e)	3.33	(e)	0.90	(e)	0.90	(e)	2.98	176

7.51	(14.63)	54,117	2.26	(e)	2.26	(e)	0.90	(e)	0.90	(e)	3.30	161

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28	65

7.11	1.63	7,783	3.31		3.31		1.65		1.65		3.15	206

7.24	2.87	9,510	4.98	(e)	4.98	(e)	1.65	(e)	1.65	(e)	2.57	178

7.24	(1.28)	9,560	4.31	(e)	4.31	(e)	1.65	(e)	1.65	(e)	2.26	176

7.51	(15.28)	4,626	3.07	(e)	3.07	(e)	1.65	(e)	1.65	(e)	2.49	161

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51	65

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term U.S. Government Fund
Institutional Class

03/31/2026	$14.26	$0.52	$(0.39)	$0.13	$(0.55)	$0.00	$0.00	$(0.55)

03/31/2025	14.46	0.45	(0.17)	0.28	(0.48)	0.00	0.00	(0.48)

03/31/2024	15.80	0.45	(1.33)	(0.88)	(0.46)	0.00	0.00	(0.46)

03/31/2023~	19.24	0.40	(3.42)	(3.02)	(0.42)	0.00	0.00	(0.42)

03/31/2022~	20.92	0.40	(0.64)	(0.24)	(0.40)	(1.04)	0.00	(1.44)
I-2

03/31/2026	14.26	0.50	(0.38)	0.12	(0.54)	0.00	0.00	(0.54)

03/31/2025	14.46	0.44	(0.17)	0.27	(0.47)	0.00	0.00	(0.47)

03/31/2024	15.80	0.44	(1.34)	(0.90)	(0.44)	0.00	0.00	(0.44)

03/31/2023~	19.24	0.38	(3.41)	(3.03)	(0.41)	0.00	0.00	(0.41)

03/31/2022~	20.92	0.36	(0.64)	(0.28)	(0.36)	(1.04)	0.00	(1.40)
Class A

03/31/2026	14.26	0.47	(0.39)	0.08	(0.50)	0.00	0.00	(0.50)

03/31/2025	14.46	0.40	(0.16)	0.24	(0.44)	0.00	0.00	(0.44)

03/31/2024	15.80	0.40	(1.33)	(0.93)	(0.41)	0.00	0.00	(0.41)

03/31/2023~	19.24	0.34	(3.41)	(3.07)	(0.37)	0.00	0.00	(0.37)

03/31/2022~	20.92	0.32	(0.64)	(0.32)	(0.32)	(1.04)	0.00	(1.36)
Class C

03/31/2026	14.26	0.36	(0.38)	(0.02)	(0.40)	0.00	0.00	(0.40)

03/31/2025	14.46	0.30	(0.17)	0.13	(0.33)	0.00	0.00	(0.33)

03/31/2024	15.80	0.29	(1.33)	(1.04)	(0.30)	0.00	0.00	(0.30)

03/31/2023~	19.24	0.22	(3.42)	(3.20)	(0.24)	0.00	0.00	(0.24)

03/31/2022~	20.92	0.16	(0.64)	(0.48)	(0.16)	(1.04)	0.00	(1.20)

PIMCO Low Duration Opportunities Fund
Institutional Class

03/31/2026	$10.70	$0.49	$0.11	$0.60	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2025	10.40	0.50	0.25	0.75	(0.45)	0.00	0.00	(0.45)

03/31/2024	10.08	0.49	0.15	0.64	(0.32)	0.00	0.00	(0.32)

03/31/2023	10.56	0.29	(0.46)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)
I-2

03/31/2026	10.70	0.48	0.11	0.59	(0.49)	0.00	0.00	(0.49)

03/31/2025	10.40	0.49	0.25	0.74	(0.44)	0.00	0.00	(0.44)

03/31/2024	10.08	0.48	0.15	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.56	0.28	(0.46)	(0.18)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)
Class A

03/31/2026	10.70	0.45	0.11	0.56	(0.46)	0.00	0.00	(0.46)

03/31/2025	10.40	0.46	0.25	0.71	(0.41)	0.00	0.00	(0.41)

03/31/2024	10.08	0.45	0.15	0.60	(0.28)	0.00	0.00	(0.28)

03/31/2023	10.56	0.25	(0.46)	(0.21)	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)
Class C

03/31/2026	10.70	0.37	0.11	0.48	(0.38)	0.00	0.00	(0.38)

03/31/2025	10.40	0.38	0.25	0.63	(0.33)	0.00	0.00	(0.33)

03/31/2024	10.08	0.38	0.15	0.53	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.56	0.18	(0.48)	(0.30)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.98	0.02	(0.44)	(0.42)	0.00	0.00	0.00	0.00

PIMCO Moderate Duration Fund
Institutional Class

03/31/2026	$9.34	$0.42	$0.03	$0.45	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2025	9.17	0.40	0.19	0.59	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.23	0.41	(0.07)	0.34	(0.33)	0.00	(0.07)	(0.40)

03/31/2023	9.83	0.27	(0.48)	(0.21)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)
I-2

03/31/2026	9.34	0.41	0.03	0.44	(0.41)	0.00	0.00	(0.41)

03/31/2025	9.17	0.39	0.19	0.58	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.23	0.40	(0.07)	0.33	(0.32)	0.00	(0.07)	(0.39)

03/31/2023	9.83	0.30	(0.52)	(0.22)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

12	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$13.84	0.93%	$577,755	3.725%		3.725%		0.475%		0.475%		3.68%	142%

14.26	2.04	669,988	3.655		3.655		0.475		0.475		3.17	138

14.46	(5.56)	825,652	1.875		1.875		0.475		0.475		3.13	144

15.80	(15.67)	723,159	1.045		1.045		0.475		0.475		2.49	143

19.24	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84	103

13.84	0.83	78,477	3.825		3.825		0.575		0.575		3.58	142

14.26	1.93	87,049	3.755		3.755		0.575		0.575		3.06	138

14.46	(5.65)	172,127	2.045	(e)	2.045	(e)	0.575	(e)	0.575	(e)	3.05	144

15.80	(15.76)	96,860	1.145		1.145		0.575		0.575		2.39	143

19.24	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74	103

13.84	0.58	38,160	4.075		4.075		0.825		0.825		3.34	142

14.26	1.68	42,257	4.005		4.005		0.825		0.825		2.83	138

14.46	(5.88)	46,659	2.225		2.225		0.825		0.825		2.75	144

15.80	(15.97)	58,241	1.345	(e)	1.345	(e)	0.825	(e)	0.825	(e)	2.12	143

19.24	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49	103

13.84	(0.16)	31,036	4.825		4.825		1.575		1.575		2.59	142

14.26	0.92	28,959	4.755		4.755		1.575		1.575		2.08	138

14.46	(6.58)	20,891	2.975		2.975		1.575		1.575		2.03	144

15.80	(16.61)	14,751	2.145	(e)	2.145	(e)	1.575	(e)	1.575	(e)	1.37	143

19.24	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74	103

$10.80	5.72%	$30,580	0.56%		0.56%		0.55%		0.55%		4.57%	821%

10.70	7.39	26,103	0.57		0.57		0.55		0.55		4.77	951

10.40	6.47	34,901	0.57		0.59		0.53		0.55		4.88	714

10.08	(1.55)	45,204	0.52		0.57		0.51		0.56		2.80	327

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36	199

10.80	5.62	67,260	0.66		0.66		0.65		0.65		4.47	821

10.70	7.29	58,059	0.67		0.67		0.65		0.65		4.63	951

10.40	6.36	31,578	0.67		0.69		0.63		0.65		4.75	714

10.08	(1.65)	25,346	0.62		0.67		0.61		0.66		2.73	327

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25	199

10.80	5.30	11,924	0.96		0.96		0.95		0.95		4.17	821

10.70	6.96	11,190	0.97		0.97		0.95		0.95		4.35	951

10.40	6.05	13,008	0.97		0.99		0.93		0.95		4.48	714

10.08	(1.95)	16,476	0.92		0.97		0.91		0.96		2.48	327

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96	199

10.80	4.52	1,142	1.71		1.71		1.70		1.70		3.44	821

10.70	6.17	1,133	1.72		1.72		1.70		1.70		3.60	951

10.40	5.26	1,186	1.72		1.74		1.68		1.70		3.74	714

10.08	(2.80)	2,383	1.67		1.72		1.66		1.71		1.72	327

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21	199

$9.37	4.84%	$1,742,421	0.70%		0.72%		0.44%		0.46%		4.41%	264%

9.34	6.56	1,648,519	0.95		0.95		0.46		0.46		4.33	272

9.17	3.77	1,396,694	0.53		0.53		0.46		0.46		4.53	286

9.23	(2.05)	1,377,011	0.49		0.49		0.46		0.46		2.92	221

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58	63

9.37	4.74	18,662	0.80		0.82		0.54		0.56		4.31	264

9.34	6.45	14,594	0.95	(e)	0.95	(e)	0.56	(e)	0.56	(e)	4.24	272

9.17	3.67	4,599	0.63		0.63		0.56		0.56		4.39	286

9.23	(2.14)	10,930	0.59		0.59		0.56		0.56		3.21	221

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48	63

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

03/31/2026	$9.34	$0.48	$0.05	$0.53	$(0.53)	$0.00	$0.00	$(0.53)

03/31/2025	9.37	0.47	0.17	0.64	(0.67)	0.00	0.00	(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.40	(0.74)	(0.34)	(0.73)	0.00	(0.01)	(0.74)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)
I-2

03/31/2026	9.34	0.47	0.05	0.52	(0.52)	0.00	0.00	(0.52)

03/31/2025	9.37	0.46	0.18	0.64	(0.67)	0.00	0.00	(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)
I-3

03/31/2026	9.34	0.47	0.05	0.52	(0.52)	0.00	0.00	(0.52)

03/31/2025	9.37	0.46	0.17	0.63	(0.66)	0.00	0.00	(0.66)

03/31/2024	9.42	0.36	0.22	0.58	(0.63)	0.00	0.00	(0.63)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)
Class A

03/31/2026	9.34	0.45	0.04	0.49	(0.49)	0.00	0.00	(0.49)

03/31/2025	9.37	0.43	0.18	0.61	(0.64)	0.00	0.00	(0.64)

03/31/2024	9.42	0.34	0.22	0.56	(0.61)	0.00	0.00	(0.61)

03/31/2023	10.50	0.36	(0.74)	(0.38)	(0.69)	0.00	(0.01)	(0.70)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)
Class C

03/31/2026	9.34	0.38	0.04	0.42	(0.42)	0.00	0.00	(0.42)

03/31/2025	9.37	0.36	0.18	0.54	(0.57)	0.00	0.00	(0.57)

03/31/2024	9.42	0.26	0.23	0.49	(0.54)	0.00	0.00	(0.54)

03/31/2023	10.50	0.29	(0.74)	(0.45)	(0.62)	0.00	(0.01)	(0.63)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

PIMCO Total Return ESG Fund
Institutional Class

03/31/2026	$7.73	$0.30	$0.05	$0.35	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2025	7.60	0.28	0.15	0.43	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.67	0.25	(0.04)	0.21	(0.16)	0.00	(0.12)	(0.28)

03/31/2023	8.64	0.22	(0.84)	(0.62)	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)
I-2

03/31/2026	7.73	0.29	0.06	0.35	(0.30)	0.00	0.00	(0.30)

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

03/31/2023	8.64	0.21	(0.84)	(0.63)	(0.34)	0.00	0.00	(0.34)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)
I-3

03/31/2026	7.73	0.29	0.05	0.34	(0.29)	0.00	0.00	(0.29)

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

07/29/2022 - 03/31/2023	8.20	0.16	(0.42)	(0.26)	(0.27)	0.00	0.00	(0.27)
Administrative Class

03/31/2026	7.73	0.28	0.05	0.33	(0.28)	0.00	0.00	(0.28)

03/31/2025	7.60	0.26	0.15	0.41	(0.28)	0.00	0.00	(0.28)

03/31/2024	7.67	0.23	(0.04)	0.19	(0.14)	0.00	(0.12)	(0.26)

03/31/2023	8.64	0.20	(0.84)	(0.64)	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)
Class A

03/31/2026	7.73	0.27	0.05	0.32	(0.27)	0.00	0.00	(0.27)

03/31/2025	7.60	0.25	0.15	0.40	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.67	0.22	(0.04)	0.18	(0.13)	0.00	(0.12)	(0.25)

03/31/2023	8.64	0.19	(0.85)	(0.66)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

14	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.34	5.81%	$9,624,987	2.14%		2.14%		0.60%		0.60%		5.15%	1,004%

9.34	7.13	8,433,044	1.68		1.68		0.60		0.60		5.02	1,120

9.37	6.57	6,457,261	2.14		2.14		0.60		0.60		4.02	1,239

9.42	(3.14)	5,063,979	1.35		1.35		0.60		0.60		4.06	926

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20	720

9.34	5.71	3,574,752	2.24		2.24		0.70		0.70		5.05	1,004

9.34	7.03	2,797,117	1.78		1.78		0.70		0.70		4.92	1,120

9.37	6.46	2,450,603	2.24		2.24		0.70		0.70		3.95	1,239

9.42	(3.24)	1,643,989	1.45		1.45		0.70		0.70		3.97	926

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12	720

9.34	5.65	100,516	2.29		2.34		0.75		0.80		5.01	1,004

9.34	6.98	81,064	1.83		1.88		0.75		0.80		4.88	1,120

9.37	6.41	78,661	2.29		2.34		0.75		0.80		3.88	1,239

9.42	(3.29)	75,482	1.50		1.55		0.75		0.80		3.93	926

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08	720

9.34	5.40	254,119	2.54		2.54		1.00		1.00		4.76	1,004

9.34	6.71	291,036	2.08		2.08		1.00		1.00		4.61	1,120

9.37	6.14	208,197	2.54		2.54		1.00		1.00		3.64	1,239

9.42	(3.53)	226,211	1.75		1.75		1.00		1.00		3.68	926

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81	720

9.34	4.61	51,075	3.29		3.29		1.75		1.75		4.00	1,004

9.34	5.91	49,367	2.83		2.83		1.75		1.75		3.86	1,120

9.37	5.36	29,109	3.29		3.29		1.75		1.75		2.83	1,239

9.42	(4.26)	25,259	2.50		2.50		1.75		1.75		2.92	926

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05	720

$7.78	4.64%	$1,360,158	1.28%		1.28%		0.50%		0.50%		3.86%	187%

7.73	5.75	1,323,227	1.45		1.45		0.50		0.50		3.67	391

7.60	2.86	1,601,878	0.82		0.82		0.50		0.50		3.37	468

7.67	(7.17)	1,803,296	0.61		0.61		0.50		0.50		2.79	391

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15	184

7.78	4.53	270,057	1.38		1.38		0.60		0.60		3.76	187

7.73	5.65	255,909	1.55		1.55		0.60		0.60		3.58	391

7.60	2.76	246,329	0.92		0.92		0.60		0.60		3.27	468

7.67	(7.26)	276,253	0.71		0.71		0.60		0.60		2.67	391

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05	184

7.78	4.48	8,397	1.43		1.48		0.65		0.70		3.72	187

7.73	5.60	9,203	1.60		1.65		0.65		0.70		3.54	391

7.60	2.71	6,651	0.97		1.02		0.65		0.70		3.22	468

7.67	(3.14)	4,691	0.71	(e)*	0.76	(e)*	0.65	(e)*	0.70	(e)*	3.03 *	391

7.78	4.38	18,084	1.53		1.53		0.75		0.75		3.61	187

7.73	5.49	16,964	1.70		1.70		0.75		0.75		3.43	391

7.60	2.61	16,259	1.07		1.07		0.75		0.75		3.12	468

7.67	(7.40)	18,147	0.86		0.86		0.75		0.75		2.54	391

8.64	(4.85)	21,552	0.76		0.76		0.75		0.75		1.89	184

7.78	4.22	13,761	1.68		1.68		0.90		0.90		3.46	187

7.73	5.33	10,488	1.85		1.85		0.90		0.90		3.27	391

7.60	2.45	13,527	1.22		1.22		0.90		0.90		2.96	468

7.67	(7.54)	17,280	1.01		1.01		0.90		0.90		2.40	391

8.64	(4.99)	15,988	0.91		0.91		0.90		0.90		1.74	184

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return ESG Fund (Cont.)
Class C

03/31/2026	$7.73	$0.21	$0.05	$0.26	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	7.60	0.19	0.15	0.34	(0.21)	0.00	0.00	(0.21)

03/31/2024	7.67	0.17	(0.05)	0.12	(0.07)	0.00	(0.12)	(0.19)

03/31/2023	8.64	0.13	(0.84)	(0.71)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

PIMCO Total Return Fund II
Institutional Class

03/31/2026	$8.35	$0.32	$0.06	$0.38	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	8.18	0.31	0.18	0.49	(0.32)	0.00	0.00	(0.32)

03/31/2024	8.26	0.30	(0.08)	0.22	(0.30)	0.00	0.00	(0.30)

03/31/2023	8.98	0.22	(0.71)	(0.49)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)
I-2

03/31/2026	8.35	0.31	0.06	0.37	(0.32)	0.00	0.00	(0.32)

03/31/2025	8.18	0.31	0.17	0.48	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.26	0.30	(0.09)	0.21	(0.29)	0.00	0.00	(0.29)

03/31/2023	8.98	0.21	(0.71)	(0.50)	(0.22)	0.00	0.00	(0.22)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

PIMCO Total Return Fund IV
Institutional Class

03/31/2026	$9.51	$0.40	$0.03	$0.43	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2025	9.39	0.39	0.13	0.52	(0.40)	0.00	0.00	(0.40)

03/31/2024	9.46	0.35	(0.09)	0.26	(0.26)	0.00	(0.07)	(0.33)

03/31/2023	10.31	0.25	(0.76)	(0.51)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)
Class A

03/31/2026	9.51	0.37	0.02	0.39	(0.36)	0.00	0.00	(0.36)

03/31/2025	9.39	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.46	0.32	(0.09)	0.23	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	10.31	0.21	(0.75)	(0.54)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

PIMCO Total Return Fund V
Institutional Class

03/31/2026	$9.75	$0.42	$0.03	$0.45	$(0.46)	$(0.04)	$0.00	$(0.50)

03/31/2025	9.74	0.45	0.04	0.49	(0.48)	0.00	0.00	(0.48)

03/31/2024	10.00	0.41	(0.24)	0.17	(0.43)	0.00	0.00	(0.43)
Class A

10/31/2025 - 03/31/2026	9.89	0.16	(0.14)	0.02	(0.17)	(0.04)	0.00	(0.21)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.78	3.46%	$679	2.43%	2.43%	1.65%	1.65%	2.71%	187%

7.73	4.55	716	2.60	2.60	1.65	1.65	2.54	391

7.60	1.70	728	1.97	1.97	1.65	1.65	2.21	468

7.67	(8.24)	1,006	1.76	1.76	1.65	1.65	1.67	391

8.64	(5.71)	847	1.66	1.66	1.65	1.65	1.00	184

$8.40	4.61%	$573,448	1.21%	1.23%	0.48%	0.50%	3.79%	280%

8.35	6.08	572,396	1.62	1.62	0.50	0.50	3.73	437

8.18	2.73	601,591	0.57	0.57	0.50	0.50	3.70	387

8.26	(5.40)	559,913	0.52	0.52	0.50	0.50	2.66	371

8.98	(4.28)	611,583	0.50	0.50	0.50	0.50	1.26	293

8.40	4.51	28,759	1.31	1.33	0.58	0.60	3.66	280

8.35	5.97	8,741	1.58 (e)	1.58 (e)	0.60 (e)	0.60 (e)	3.76	437

8.18	2.63	36,778	0.67	0.67	0.60	0.60	3.68	387

8.26	(5.49)	5,353	0.62	0.62	0.60	0.60	2.56	371

8.98	(4.38)	7,769	0.60	0.60	0.60	0.60	1.15	293

$9.54	4.56%	$332,728	0.52%	0.52%	0.50%	0.50%	4.19%	414%

9.51	5.65	303,772	0.57	0.57	0.50	0.50	4.14	488

9.39	2.86	260,708	0.67	0.67	0.50	0.50	3.83	340

9.46	(4.89)	233,338	0.52	0.52	0.50	0.50	2.59	383

10.31	(4.20)	316,993	0.50	0.50	0.50	0.50	1.80	278

9.54	4.19	17,829	0.87	0.87	0.85	0.85	3.84	414

9.51	5.28	14,311	0.92	0.92	0.85	0.85	3.79	488

9.39	2.50	11,053	1.02	1.02	0.85	0.85	3.47	340

9.46	(5.22)	11,290	0.87	0.87	0.85	0.85	2.22	383

10.31	(4.53)	14,481	0.85	0.85	0.85	0.85	1.45	278

$9.70	4.62%	$367,291	0.56%	0.56%	0.50%	0.50%	4.32%	271%

9.75	5.14	255,981	0.54	0.54	0.50	0.50	4.60	347

9.74	1.77	153,897	0.53 *	0.66 *	0.50 *	0.63 *	4.64 *	321

9.70	0.09	1,201	0.96 *	0.96 *	0.90 *	0.90 *	3.89 *	271

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Assets:

Investments, at value
Investments in securities*	$42,312	$4,030,202	$1,147,391	$3,491,779	$15,224,135	$3,881,223
Investments in Affiliates	0	547,038	6,348	351	4,023	667
Financial Derivative Instruments
Exchange-traded or centrally cleared	49	9,825	582	721	28,749	4,152
Over the counter	601	37,545	1,833	26,318	84,819	12,398
Cash	231	2,003	659	22	0	0
Deposits with counterparty	502	10,328	8,573	32,806	18,181	5,576
Foreign currency, at value	73	9,794	1,416	0	11,369	4,888
Receivable for investments sold	1,203	16,190	16,251	4,584	19,156	504,837
Receivable for investments sold on a delayed-delivery basis	0	745	0	0	725	0
Receivable for TBA investments sold	0	3,256,010	130,680	6,299,876	2,900,678	843,855
Receivable for Fund shares sold	125	2,299	3	682	35,751	5,043
Interest and/or dividends receivable	446	19,420	3,366	7,208	135,783	28,478
Dividends receivable from Affiliates	0	1,693	10	72	323	6
Reimbursement receivable from PIMCO	0	111	0	3	6	0
Other assets	0	24	0	0	0	0
Total Assets	45,542	7,943,227	1,317,112	9,864,422	18,463,698	5,291,123

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$28,595	$529,723	$762,483	$148,069	$1,518,450
Payable for sale-buyback transactions	0	0	59,793	0	0	75,200
Payable for short sales	0	365,760	0	1,183,813	0	10,135
Financial Derivative Instruments
Exchange-traded or centrally cleared	29	3,926	1,179	662	7,977	3,480
Over the counter	60	22,578	1,056	2,240	22,511	5,239
Payable for investments purchased	1,194	56,304	2,320	162	223,333	50,071
Payable for investments in Affiliates purchased	0	15,451	10	74	323	6
Payable for investments purchased on a delayed-delivery basis	0	53,752	0	27,273	65,435	0
Payable for TBA investments purchased	0	4,764,301	229,321	6,537,503	4,715,808	1,392,088
Payable for unfunded loan commitments	0	149	0	0	27,823	412
Deposits from counterparty	271	13,329	280	10,374	68,862	6,607
Payable for Fund shares redeemed	78	4,139	1	4,494	25,552	2,858
Distributions payable	2	922	0	367	22,871	323
Overdraft due to custodian	0	0	0	0	10,009	13
Accrued investment advisory fees	9	1,198	104	276	2,696	463
Accrued supervisory and administrative fees	11	587	105	351	3,354	477
Accrued distribution fees	0	5	0	4	30	5
Accrued servicing fees	2	29	0	34	142	11
Accrued reimbursement to PIMCO	0	0	0	0	0	0
Foreign capital gains tax payable	1	299	0	0	25	3
Other liabilities	0	1	0	1	1	0
Total Liabilities	1,657	5,331,325	823,892	8,530,111	5,344,821	3,065,841

Commitments and Contingent Liabilities^

Net Assets	$43,885	$2,611,902	$493,220	$1,334,311	$13,118,877	$2,225,282

Net Assets Consist of:

Paid in capital	$46,048	$3,249,912	$950,848	$1,562,396	$15,527,600	$3,437,070
Distributable earnings (accumulated loss)	(2,163)	(638,010)	(457,628)	(228,085)	(2,408,723)	(1,211,788)

Net Assets	$43,885	$2,611,902	$493,220	$1,334,311	$13,118,877	$2,225,282

Cost of investments in securities	$42,255	$4,187,121	$1,522,981	$3,562,103	$15,782,301	$4,252,734
Cost of investments in Affiliates	$0	$546,349	$6,348	$351	$4,023	$667
Cost of foreign currency held	$73	$9,749	$1,417	$0	$11,255	$4,792
Proceeds received on short sales	$0	$364,797	$0	$1,184,256	$0	$10,247
Cost or premiums of financial derivative instruments, net	$54	$72,359	$(319)	$10,284	$153,810	$13,274

* Includes repurchase agreements of:	$0	$245,058	$553	$4	$35,026	$6,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial statements for more information.

18	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$1,478,126	$138,577	$2,057,529	$27,727,393	$2,109,215	$818,261	$433,389	$430,443
85	26,967	102,984	351,049	0	35,223	15,120	0

274	230	2,611	9,102	2,139	360	442	410
0	1,051	8,606	279,646	13,650	0	1,049	4,417
0	0	1,346	252	1,016	0	14	0
4,290	1,905	28,517	145,677	19,826	5,927	3,407	4,600
0	546	4,432	785	2,781	0	1,408	499
405,472	3	69,169	5,341	807	9,981	3	23
0	1	0	0	8	0	0	0
182,785	111,104	561,045	26,001,520	243,568	250,767	190,767	101,344
60	59	96	15,601	863	160	250	92
11,004	616	12,974	79,170	12,811	4,923	2,726	2,394
10	64	0	1,047	0	4	48	0
0	0	32	4	0	11	0	0
0	0	0	0	0	0	0	0
2,082,106	281,123	2,849,341	54,616,587	2,406,684	1,125,617	648,623	544,222

$1,014,370	$0	$209,895	$5,047,006	$253,909	$113,852	$0	$0
15,706	0	6,826	3,856	6,487	1,017	0	0
84	3,543	40,501	3,949,342	3,704	0	2,477	0

788	138	1,809	8,869	1,017	502	182	79
63	1,128	8,551	22,674	3,533	8	409	761
2,169	1,259	21,924	48,142	23,251	2,974	747	4,036
10	5,866	0	1,096	0	4	49	0
0	1,508	0	388,897	0	0	4	0
315,297	156,510	789,935	31,385,284	429,189	399,507	291,643	166,598
0	0	312	1,024	302	0	0	0
0	30	5,070	20,911	10,376	0	540	3,471
6,943	165	1,661	122,872	2,826	5,189	1,850	507
85	6	1,095	3,947	229	104	10	4
827	0	0	0	0	0	0	120
138	23	367	3,948	346	125	72	76
165	34	309	3,174	372	128	74	76
19	1	0	32	4	0	0	0
14	3	0	63	3	0	4	0
0	0	0	0	0	0	0	1
0	3	2	0	0	0	5	1
0	0	1	1	0	0	0	0
1,356,678	170,217	1,088,258	41,011,138	735,548	523,410	298,066	175,730

$725,428	$110,906	$1,761,083	$13,605,449	$1,671,136	$602,207	$350,557	$368,492

$1,276,442	$116,397	$1,893,799	$14,781,076	$2,088,735	$687,501	$396,275	$370,668
(551,014)	(5,491)	(132,716)	(1,175,627)	(417,599)	(85,294)	(45,718)	(2,176)

$725,428	$110,906	$1,761,083	$13,605,449	$1,671,136	$602,207	$350,557	$368,492

$1,641,933	$139,179	$2,073,656	$28,279,558	$2,234,388	$856,592	$443,313	$431,631
$85	$26,948	$102,606	$351,007	$0	$35,100	$15,115	$0
$0	$546	$4,447	$789	$2,791	$0	$1,418	$502
$84	$3,525	$40,349	$3,956,276	$3,715	$0	$2,475	$0
$62	$(24)	$8,819	$495,689	$21,083	$3,025	$(95)	$4,134

$0	$22,800	$0	$0	$9,400	$0	$0	$29,200

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Assets and Liabilities	(Cont.)

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Net Assets:

Institutional Class	$33,117	$2,209,933	$478,813	$587,950	$5,630,738	$2,093,935
I-2	605	219,177	14,407	511,711	6,638,067	79,952
I-3	1,016	41,552	N/A	69,684	149,351	N/A
Administrative Class	N/A	N/A	N/A	N/A	14,600	N/A
Class A	9,078	130,209	N/A	158,075	643,547	43,612
Class C	69	5,552	N/A	6,891	42,574	7,783
Class R	N/A	5,479	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	3,727	218,090	38,147	61,845	624,465	294,555
I-2	68	21,629	1,148	53,825	736,186	11,248
I-3	114	4,100	N/A	7,330	16,563	N/A
Administrative Class	N/A	N/A	N/A	N/A	1,619	N/A
Class A	1,021	12,850	N/A	16,627	71,372	6,135
Class C	8	548	N/A	725	4,722	1,095
Class R	N/A	541	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.89	$10.13	$12.55	$9.51	$9.02	$7.11
I-2	8.89	10.13	12.55	9.51	9.02	7.11
I-3	8.89	10.13	N/A	9.51	9.02	N/A
Administrative Class	N/A	N/A	N/A	N/A	9.02	N/A
Class A	8.89	10.13	N/A	9.51	9.02	7.11
Class C	8.89	10.13	N/A	9.51	9.02	7.11
Class R	N/A	10.13	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

20	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$577,755	$30,580	$1,742,421	$9,624,987	$1,360,158	$573,448	$332,728	$367,291
78,477	67,260	18,662	3,574,752	270,057	28,759	N/A	N/A
N/A	N/A	N/A	100,516	8,397	N/A	N/A	N/A
N/A	N/A	N/A	N/A	18,084	N/A	N/A	N/A
38,160	11,924	N/A	254,119	13,761	N/A	17,829	1,201
31,036	1,142	N/A	51,075	679	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

41,757	2,831	185,882	1,030,037	174,868	68,302	34,869	37,866
5,672	6,226	1,991	382,556	34,719	3,425	N/A	N/A
N/A	N/A	N/A	10,757	1,080	N/A	N/A	N/A
N/A	N/A	N/A	N/A	2,325	N/A	N/A	N/A
2,758	1,104	N/A	27,195	1,769	N/A	1,868	124
2,243	106	N/A	5,466	87	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

$13.84	$10.80	$9.37	$9.34	$7.78	$8.40	$9.54	$9.70
13.84	10.80	9.37	9.34	7.78	8.40	N/A	N/A
N/A	N/A	N/A	9.34	7.78	N/A	N/A	N/A
N/A	N/A	N/A	N/A	7.78	N/A	N/A	N/A
13.84	10.80	N/A	9.34	7.78	N/A	9.54	9.70
13.84	10.80	N/A	9.34	7.78	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Investment Income:

Interest, net of foreign taxes*	$1,512	$132,085	$38,868	$86,182	$626,066	$146,306
Dividends	0	428	25	46	5,927	49
Dividends from Investments in Affiliates	0	22,405	216	963	13,711	372
Miscellaneous income	0	325	0	0	700	3
Total Income	1,512	155,243	39,109	87,191	646,404	146,730

Expenses:

Investment advisory fees	97	14,803	1,110	3,314	31,925	5,677
Supervisory and administrative fees	112	7,226	1,125	4,217	39,715	5,857
Distribution and/or servicing fees - Administrative Class	0	0	0	0	41	0
Distribution and/or servicing fees - Class A	21	342	0	406	1,678	108
Distribution and/or servicing fees - Class C	1	61	0	74	524	88
Distribution and/or servicing fees - Class R	0	27	0	0	0	0
Trustee fees	0	17	3	9	81	15
Interest expense	9	1,397	21,625	25,654	9,522	37,703
Miscellaneous expense	0	23	0	0	4	1
Total Expenses	240	23,896	23,863	33,674	83,490	49,449
Waiver and/or Reimbursement by PIMCO	(1)	(1,365)	0	(41)	(66)	0
Net Expenses	239	22,531	23,863	33,633	83,424	49,449

Net Investment Income (Loss)	1,273	132,712	15,246	53,558	562,980	97,281

Net Realized Gain (Loss):

Investments in securities	(2)	29,136	(32,952)	9,362	(71,119)	(29,181)
Investments in Affiliates	0	(40)	0	22	311	(8)
Exchange-traded or centrally cleared financial derivative instruments	345	20,171	(6,445)	10,022	118,119	(3,279)
Over the counter financial derivative instruments	(1,468)	(43,418)	150	(680)	(67,315)	(13,080)
Short sales	0	(708)	0	0	0	0
Foreign currency	(56)	2,920	67	0	(1,951)	537

Net Realized Gain (Loss)	(1,181)	8,061	(39,180)	18,726	(21,955)	(45,011)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	755	29,899	338	10,937	97,231	11,794
Investments in Affiliates	0	449	1	3	0	0
Exchange-traded or centrally cleared financial derivative instruments	(374)	(20,379)	11,991	(5,250)	(120,324)	(4,994)
Over the counter financial derivative instruments	855	(2,210)	738	(1,715)	38,341	7,841
Short sales	0	2,000	0	0	0	0
Foreign currency assets and liabilities	0	(2,332)	(41)	0	(7,117)	(1,357)

Net Change in Unrealized Appreciation (Depreciation)	1,236	7,427	13,027	3,975	8,131	13,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,328	$148,200	$(10,907)	$76,259	$549,156	$65,554

* Foreign tax withholdings	$0	$362	$0	$0	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$57,900	$4,202	$84,683	$904,740	$84,328	$28,603	$14,610	$15,368
29	18	80	415	0	25	492	0
219	767	3,192	11,594	0	1,101	558	0
0	1	0	0	1	0	0	0
58,148	4,988	87,955	916,749	84,329	29,729	15,660	15,368

1,767	243	4,296	43,990	4,101	1,486	830	786
2,121	368	3,625	35,291	4,402	1,504	846	786
0	0	0	0	44	0	0	0
98	28	0	719	32	0	41	0
297	10	0	507	7	0	0	0
0	0	0	0	0	0	0	0
5	1	11	77	11	4	2	2
25,499	8	4,533	193,325	12,756	4,312	72	179
0	5	10	5	1	0	0	15
29,787	663	12,475	273,914	21,354	7,306	1,791	1,768
0	(1)	(266)	(45)	(4)	(91)	0	(2)
29,787	662	12,209	273,869	21,350	7,215	1,791	1,766

28,361	4,326	75,746	642,880	62,979	22,514	13,869	13,602

(3,292)	1,115	5,373	7,578	(14,939)	107	(2,143)	1,739
11	2	3	97	0	2	2	0
(7,081)	(302)	6,592	208,449	12,901	1,252	2,320	2,396
1,058	(1,097)	(9,763)	(59,699)	(9,408)	400	(1,514)	(138)
0	19	0	0	0	0	0	(3)
0	48	410	233	345	0	120	61

(9,304)	(215)	2,615	156,658	(11,101)	1,761	(1,215)	4,055

(26,036)	578	541	58,008	19,299	(206)	2,275	(2,471)
2	10	273	50	0	88	6	0
15,740	375	2,730	(157,251)	(3,930)	2,192	(1,454)	(1,775)
4	(21)	(24)	6,054	6,425	(4)	881	480
0	0	0	0	0	0	0	0
0	(74)	(1,009)	(27)	(929)	0	(7)	(203)

(10,290)	868	2,511	(93,166)	20,865	2,070	1,701	(3,969)

$8,767	$4,979	$80,872	$706,372	$72,743	$26,345	$14,355	$13,688

$0	$5	$0	$0	$0	$0	$6	$1

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Statements of Changes in Net Assets

	PIMCO Climate Bond Fund		PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,273	$816	$132,712	$126,683	$15,246	$10,550	$53,558	$56,132
Net realized gain (loss)	(1,181)	136	8,061	11,921	(39,180)	(13,280)	18,726	(5,064)
Net change in unrealized appreciation (depreciation)	1,236	245	7,427	56,246	13,027	(10,959)	3,975	17,747

Net Increase (Decrease) in Net Assets Resulting from Operations	1,328	1,197	148,200	194,850	(10,907)	(13,689)	76,259	68,815

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,287)	(768)	(122,047)	(108,208)	(15,042)	(10,275)	(26,521)	(30,295)
I-2	(20)	(4)	(10,403)	(8,865)	(506)	(470)	(21,418)	(22,873)
I-3	(44)	(32)	(1,951)	(731)	N/A	N/A	(3,534)	(3,881)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(342)	(56)	(6,696)	(6,499)	N/A	N/A	(6,654)	(8,246)
Class C	(2)	(2)	(251)	(304)	N/A	N/A	(247)	(371)
Class R	N/A	N/A	(253)	(214)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	0	0	0	0	0	0
I-3	0	0	0	0	N/A	N/A	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	0	0	N/A	N/A	0	0
Class C	0	0	0	0	N/A	N/A	0	0
Class R	N/A	N/A	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(1,695)	(862)	(141,601)	(124,821)	(15,548)	(10,745)	(58,374)	(65,666)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	15,126	10,603	(264,941)	318,974	73,799	(108,234)	21,452	(142,061)

Total Increase (Decrease) in Net Assets	14,759	10,938	(258,342)	389,003	47,344	(132,668)	39,337	(138,912)

Net Assets:

Beginning of period	29,126	18,188	2,870,244	2,481,241	445,876	578,544	1,294,974	1,433,886
End of year	$43,885	$29,126	$2,611,902	$2,870,244	$493,220	$445,876	$1,334,311	$1,294,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the class was October 31, 2025.

24	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Investment Grade Credit Bond Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Opportunities Fund		PIMCO Moderate Duration Fund

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$562,980	$513,843	$97,281	$90,303	$28,361	$29,590	$4,326	$4,314	$75,746	$67,080
(21,955)	(261,299)	(45,011)	(136,749)	(9,304)	(6,950)	(215)	295	2,615	15,591
8,131	459,076	13,284	121,245	(10,290)	(6,843)	868	1,954	2,511	16,149

549,156	711,620	65,554	74,799	8,767	15,797	4,979	6,563	80,872	98,820

(262,740)	(245,676)	(97,066)	(90,575)	(24,661)	(24,921)	(1,259)	(1,205)	(75,241)	(69,907)
(303,596)	(254,873)	(4,591)	(5,032)	(3,395)	(4,797)	(2,613)	(2,197)	(706)	(338)
(6,171)	(4,944)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(750)	(867)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(29,604)	(29,497)	(1,807)	(1,059)	(1,402)	(1,364)	(480)	(464)	N/A	N/A
(1,913)	(2,413)	(302)	(266)	(844)	(588)	(36)	(37)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	0	0	0	0	0	0	N/A	N/A
0	0	0	0	0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(604,774)	(538,270)	(103,766)	(96,932)	(30,302)	(31,670)	(4,388)	(3,903)	(75,947)	(70,245)

705,985	252,382	(1,603)	(368,767)	(81,290)	(221,203)	13,830	13,152	93,045	233,245

650,367	425,732	(39,815)	(390,900)	(102,825)	(237,076)	14,421	15,812	97,970	261,830

12,468,510	12,042,778	2,265,097	2,655,997	828,253	1,065,329	96,485	80,673	1,663,113	1,401,293
$13,118,877	$12,468,510	$2,225,282	$2,265,097	$725,428	$828,253	$110,906	$96,485	$1,761,083	$1,663,113

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Statements of Changes in Net Assets	(Cont.)

	PIMCO Mortgage Opportunities and Bond Fund		PIMCO Total Return ESG Fund		PIMCO Total Return Fund II		PIMCO Total Return Fund IV

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$642,880	$519,122	$62,979	$62,494	$22,514	$21,067	$13,869	$12,263
Net realized gain (loss)	156,658	79,388	(11,101)	(29,991)	1,761	574	(1,215)	115
Net change in unrealized appreciation (depreciation)	(93,166)	110,096	20,865	65,750	2,070	12,506	1,701	4,224

Net Increase (Decrease) in Net Assets Resulting from Operations	706,372	708,606	72,743	98,253	26,345	34,147	14,355	16,602

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(506,807)	(528,047)	(52,177)	(55,618)	(22,573)	(21,077)	(13,119)	(12,037)
I-2	(177,217)	(191,257)	(10,050)	(9,439)	(718)	(708)	N/A	N/A
I-3	(4,929)	(5,671)	(305)	(264)	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	(641)	(605)	N/A	N/A	N/A	N/A
Class A	(15,181)	(17,009)	(450)	(464)	N/A	N/A	(618)	(466)
Class C	(2,290)	(2,354)	(19)	(19)	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(1,756)	0	0	0	0	0	0
I-2	0	(643)	0	0	0	0	N/A	N/A
I-3	0	(19)	0	0	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	0	0	N/A	N/A	N/A	N/A
Class A	0	(60)	0	0	N/A	N/A	0	0
Class C	0	(9)	0	0	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(706,424)	(746,825)	(63,642)	(66,409)	(23,291)	(21,785)	(13,737)	(12,503)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	1,953,873	2,466,016	45,528	(300,709)	18,016	(69,594)	31,856	42,223

Total Increase (Decrease) in Net Assets	1,953,821	2,427,797	54,629	(268,865)	21,070	(57,232)	32,474	46,322

Net Assets:

Beginning of period	11,651,628	9,223,831	1,616,507	1,885,372	581,137	638,369	318,083	271,761
End of year	$13,605,449	$11,651,628	$1,671,136	$1,616,507	$602,207	$581,137	$350,557	$318,083

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the class was October 31, 2025.

26	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Total Return Fund V

Year Ended March 31, 2026		Year Ended March 31, 2025

$13,602		$9,436
4,055		42
(3,969)		790

13,688		10,268

(15,883)		(10,025)
N/A		N/A
N/A		N/A
N/A		N/A
(5	)(b)	N/A
N/A		N/A
N/A		N/A

0		0
N/A		N/A
N/A		N/A
N/A		N/A
0	(b)	N/A
N/A		N/A
N/A		N/A

(15,888)		(10,025)

114,711		101,841

112,511		102,084

255,981		153,897
$368,492		$255,981

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Statements of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Total Return ESG Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(10,907)	$65,554	$8,767	$72,743

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,640,243)	(7,917,076)	(2,114,977)	(3,953,838)
Proceeds from sales of long-term securities	1,488,097	7,387,436	2,100,226	4,032,483
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,730	8,295	23,372	(5,495)
(Increase) decrease in deposits with counterparty	(3,670)	(1,673)	3,109	1,454
(Increase) decrease in receivable for investments sold	(16,316)	(169,955)	(51,208)	228,970
(Increase) decrease in interest and/or dividends receivable	(912)	(2,399)	(595)	(469)
(Increase) decrease in dividends receivable from Affiliates	8	160	76	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	4,128	(7,148)	7,366	6,818
Proceeds from (Payments on) over the counter financial derivative instruments	131	(14,520)	1,045	(14,301)
Increase (decrease) in payable for investments purchased	72,242	514,473	15,430	(271,987)
Increase (decrease) in deposits from counterparty	280	5,270	(269)	6,496
Increase (decrease) in accrued investment advisory fees	16	16	(11)	24
Increase (decrease) in accrued supervisory and administrative fees	15	16	(14)	27
Increase (decrease) in accrued distribution fees	0	0	2	0
Increase (decrease) in accrued servicing fees	0	3	0	1
Proceeds from short sales transactions	169,034	565,351	151,906	353,190
Payments on short sales transactions	(169,034)	(560,866)	(151,905)	(363,578)
Proceeds from (Payments on) foreign currency transactions	26	(820)	0	(584)
Increase (decrease) in foreign capital gains tax payable	0	0	0	(8)
Net Realized (Gain) Loss
Investments in securities	32,952	29,181	3,292	14,939
Investments in Affiliates	0	8	(11)	0
Exchange-traded or centrally cleared financial derivative instruments	6,445	3,279	7,081	(12,901)
Over the counter financial derivative instruments	(150)	13,080	(1,058)	9,408
Foreign currency	(67)	(537)	0	(345)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(338)	(11,794)	26,036	(19,299)
Investments in Affiliates	(1)	0	(2)	0
Exchange-traded or centrally cleared financial derivative instruments	(11,991)	4,994	(15,740)	3,930
Over the counter financial derivative instruments	(738)	(7,841)	(4)	(6,425)
Foreign currency assets and liabilities	41	1,357	0	929
Net amortization (accretion) on investments	(24,662)	(12,750)	(4,501)	(1,208)

Net Cash Provided by (Used for) Operating Activities	(100,884)	(108,906)	7,413	80,974

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	228,771	706,220	344,585	380,056
Payments on shares redeemed	(170,548)	(803,782)	(450,323)	(396,050)
Increase (decrease) in overdraft due to custodian	0	13	827	0
Cash distributions paid*	(11)	(4,746)	(883)	(3,426)
Proceeds from reverse repurchase agreements	87,990,978	101,939,953	71,063,769	11,766,254
Payments on reverse repurchase agreements	(87,979,173)	(101,803,977)	(70,981,268)	(11,819,265)
Proceeds from sale-buyback transactions	496,159	1,606,757	951,963	170,266
Payments on sale-buyback transactions	(465,078)	(1,531,557)	(936,257)	(178,801)

Net Cash Received from (Used for) Financing Activities	101,098	108,881	(7,587)	(80,966)

Net Increase (Decrease) in Cash and Foreign Currency	214	(25)	(174)	8

Cash and Foreign Currency:

Beginning of year	1,861	4,913	174	3,789
End of year	$2,075	$4,888	$0	$3,797

* Reinvestment of distributions	$15,538	$99,124	$29,394	$60,272

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$21,746	$36,349	$25,494	$12,590

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

28	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Climate Bond Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.4%

CORPORATE BONDS & NOTES 65.5%

BANKING & FINANCE 35.2%

ABN AMRO Bank NV
3.000% due 02/25/2031	EUR	100	$113
5.125% due 02/22/2028	GBP	200	265

ACEF Holding SCA
0.750% due 06/14/2028	EUR	100	108

AIB Group PLC
2.875% due 05/30/2031 •		125	144
5.250% due 10/23/2031 •		100	123

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$160	134

American Homes 4 Rent LP
5.500% due 02/01/2034		100	101

Amvest RCF Custodian BV
3.750% due 06/11/2031	EUR	100	114

Assura Financing PLC
1.625% due 06/30/2033	GBP	125	124

Banco Santander SA
0.625% due 06/24/2029 •	EUR	300	326

Bank of America Corp.
4.134% due 06/12/2028		100	118
6.204% due 11/10/2028 •		$200	206

Bank of Ireland Group PLC
5.000% due 07/04/2031 •	EUR	100	122
7.594% due 12/06/2032 •	GBP	100	136

Banque Federative du Credit Mutuel SA
0.250% due 06/29/2028	EUR	100	108

Boston Properties LP
2.450% due 10/01/2033		$150	121
6.500% due 01/15/2034		20	21

British Land Co. PLC
2.375% due 09/14/2029	GBP	100	120

Caja Rural de Navarra SCC
3.000% due 04/26/2027	EUR	100	116

Castellum AB
0.750% due 09/04/2026		100	114

CBRE Open-Ended Funds SCA SICAV-SIF
0.900% due 10/12/2029		100	106
4.750% due 03/27/2034		100	118

CBRE Services, Inc.
2.500% due 04/01/2031		$100	89
5.950% due 08/15/2034		100	104

Commerzbank AG
4.125% due 02/20/2037 •	EUR	200	228

Commonwealth Bank of Australia
4.266% due 06/04/2034 •		100	117

Community Preservation Corp.
2.867% due 02/01/2030		$75	70

CPI Property Group SA
4.750% due 07/22/2030	EUR	100	107

Credit Agricole SA
4.375% due 11/27/2033		300	355

CTP NV
1.250% due 06/21/2029		200	214

Danske Bank AS
3.500% due 05/26/2033 •		200	228

Derwent London PLC
1.875% due 11/17/2031	GBP	100	109

Deutsche Bank AG
1.875% due 02/23/2028 •	EUR	200	229

Digital Realty Trust LP
3.600% due 07/01/2029		$125	121

DNB Bank ASA
3.125% due 05/20/2031 •	EUR	100	114
4.625% due 11/01/2029 •		100	119

EQT AB
0.875% due 05/14/2031		100	99

Equinix Europe 2 Financing Corp. LLC
3.650% due 09/03/2033		100	112
4.000% due 05/19/2034		100	113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equinix, Inc.
1.550% due 03/15/2028		$80	$76

ERP Operating LP
1.850% due 08/01/2031		100	88

Erste Group Bank AG
3.250% due 01/14/2033 •	EUR	100	113

Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.125% due 11/09/2031		100	115

European Investment Bank
0.750% due 07/15/2027	AUD	200	131
2.750% due 01/16/2034	EUR	40	45
3.750% due 02/14/2033		$240	234

Farmers Exchange Capital III
5.454% due 10/15/2054 •		50	45

Ford Motor Credit Co. LLC
5.625% due 10/09/2028	GBP	100	132

Goodman Australia Finance Pty. Ltd.
4.250% due 05/03/2030	EUR	100	117

Grainger PLC
3.375% due 04/24/2028	GBP	100	127

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$50	49
6.750% due 07/15/2035		40	41

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		137	126

Healthpeak OP LLC
2.125% due 12/01/2028		100	94

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	44
3.500% due 09/15/2030		100	94
5.700% due 07/01/2034		125	126

IHG Finance LLC
4.375% due 11/28/2029	EUR	100	118

ING Groep NV
4.000% due 02/12/2035 •		100	116
4.875% due 05/16/2029 •(c)(d)		$200	189

International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	73
4.000% due 08/27/2026		75	75

International Development Association
4.375% due 06/11/2029		100	101

International Finance Corp.
4.900% due 12/05/2034	AUD	200	133

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$300	346

JAB Holdings BV
4.375% due 04/25/2034	EUR	200	232

John Deere Capital Corp.
5.100% due 04/11/2034		$100	102

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		200	202

Kilroy Realty LP
2.500% due 11/15/2032		100	81

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	641
2.000% due 11/15/2029		300	337
2.500% due 10/09/2030		300	341

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	80	53

Lloyds Banking Group PLC
3.875% due 05/14/2032 •	EUR	100	116

Lseg Netherlands BV
4.231% due 09/29/2030		100	119

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	212

Mizuho Financial Group, Inc.
3.460% due 08/27/2030 •		250	288

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.000% due 05/26/2042 •		100	97

Nationale-Nederlanden Bank NV
0.500% due 09/21/2028		100	108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 05/17/2032	EUR	100	$107

NatWest Group PLC
2.057% due 11/09/2028 •	GBP	125	158
3.673% due 08/05/2031 •	EUR	150	174
7.500% due 02/28/2032 •(c)(d)	GBP	200	264

NE Property BV
2.000% due 01/20/2030	EUR	100	107

Norinchukin Bank
5.430% due 03/09/2028		$200	203

P3 Group SARL
4.000% due 04/19/2032	EUR	100	113

Pacific Life Global Funding II
3.125% due 06/18/2031		100	113

Prologis International Funding II SA
0.750% due 03/23/2033		125	115
0.875% due 07/09/2029		125	133
1.750% due 03/15/2028		125	140

Rayonier LP
2.750% due 05/17/2031		$100	90

Sagax AB
4.375% due 05/29/2030	EUR	200	234

Segro Capital SARL
0.500% due 09/22/2031		100	97

Shinhan Bank Co. Ltd.
3.320% due 01/29/2027		100	116

Sirius Real Estate Ltd.
1.750% due 11/24/2028		200	221

Standard Chartered PLC
0.800% due 11/17/2029 •		100	108

Sumitomo Mitsui Financial Group, Inc.
3.318% due 10/07/2031		100	114

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		$200	204

Svenska Handelsbanken AB
3.250% due 08/27/2031	EUR	200	228

Unibail-Rodamco-Westfield SE
3.875% due 09/11/2034		200	224

UniCredit Bank Czech Republic & Slovakia AS
3.750% due 06/20/2028		100	117

VIA Outlets BV
1.750% due 11/15/2028		100	110

Volkswagen Financial Services AG
3.875% due 09/10/2030		200	232

Warehouses De Pauw CVA
3.125% due 01/15/2031		100	112

Weyerhaeuser Co.
7.375% due 03/15/2032		$9	10

Workspace Group PLC
2.250% due 03/11/2028	GBP	100	124

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	114

			15,445

INDUSTRIALS 14.5%

Alphabet, Inc.
2.050% due 08/15/2050		$100	54
3.125% due 11/06/2034	EUR	100	111

Amgen, Inc.
3.000% due 02/22/2029		$200	193

Amprion GmbH
3.625% due 05/21/2031	EUR	100	115
3.875% due 09/07/2028		100	117

AP Moller - Maersk AS
5.875% due 09/14/2033		$66	69

Arcadis NV
4.875% due 02/28/2028	EUR	100	118

Autodesk, Inc.
2.400% due 12/15/2031		$50	44
5.300% due 06/15/2035		200	200

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	100	99

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	$112

Boston Scientific Corp.
2.650% due 06/01/2030		$50	47

Burberry Group PLC
5.750% due 06/20/2030	GBP	125	166

Campbell’s Co.
4.550% due 03/21/2031		$100	97

CDW LLC/CDW Finance Corp.
5.550% due 08/22/2034		35	34

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	151

Comcast Corp.
4.650% due 02/15/2033		$40	40

Continental Wind LLC
6.000% due 02/28/2033		39	40

Coty, Inc.
4.500% due 05/15/2027	EUR	100	116

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% due 01/15/2029		$111	108

Denso Corp.
4.420% due 09/11/2029		100	100

DSV Finance BV
0.500% due 03/03/2031	EUR	100	100

Ellevio AB
3.750% due 05/14/2035		100	113

Flora Food Management BV
6.875% due 07/02/2029		100	109

Ford Motor Co.
6.100% due 08/19/2032		$38	38

Forvia SE
2.375% due 06/15/2029	EUR	100	110

Givaudan Finance Europe BV
2.875% due 09/09/2029		100	114

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		$200	203

Informa PLC
3.375% due 06/09/2031	EUR	100	112

JDE Peet’s NV
2.250% due 09/24/2031		$150	130

Kerry Group Financial Services Unltd. Co.
3.375% due 03/05/2033	EUR	200	224

Latvenergo AS
3.612% due 11/13/2030		100	113

Levi Strauss & Co.
3.500% due 03/01/2031		$55	50

Moody’s Corp.
2.000% due 08/19/2031		100	88
3.100% due 11/29/2061		30	18

MSCI, Inc.
3.625% due 09/01/2030		100	95

Nexans SA
4.250% due 03/11/2030	EUR	100	116

Norsk Hydro ASA
3.625% due 01/23/2032		100	114

Novartis Capital Corp.
5.600% due 03/18/2046		$100	100

NTT Finance Corp.
0.399% due 12/13/2028	EUR	100	107

Oberlin College
2.874% due 10/01/2051		$125	78

Owens Corning
5.500% due 06/15/2027		100	101

PepsiCo, Inc.
3.900% due 07/18/2032		40	39

SGS Finance BV
3.125% due 09/10/2030	EUR	100	113

Smurfit Kappa Treasury ULC
0.500% due 09/22/2029		100	104
5.438% due 04/03/2034		$100	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Smurfit Westrock Financing DAC
5.185% due 01/15/2036		$200	$197

Swisscom Finance BV
3.250% due 09/05/2034	EUR	100	111

Symrise AG
3.250% due 09/24/2032		100	113

Synopsys, Inc.
5.000% due 04/01/2032		$50	50
5.150% due 04/01/2035		200	200

T-Mobile USA, Inc.
4.950% due 03/15/2028		100	101

Telefonica Emisiones SA
4.183% due 11/21/2033	EUR	100	116

Tennet Netherlands BV
4.500% due 10/28/2034		100	123

Trane Technologies Financing Ltd.
3.800% due 03/21/2029		$125	123
5.100% due 06/13/2034		40	41

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	100	107

Volkswagen International Finance NV
5.994% due 11/15/2033 •(c)		100	116

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027		200	224

ZF North America Capital, Inc.
6.875% due 04/14/2028		$10	10

			6,354

UTILITIES 15.8%

AES Corp.
2.450% due 01/15/2031		84	74
5.450% due 06/01/2028		40	40

Alliander NV
3.000% due 05/06/2033	EUR	200	221

British Telecommunications PLC
3.875% due 01/20/2034		100	115

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		$25	24

Clearway Energy Operating LLC
5.750% due 01/15/2034		200	197

Colbun SA
5.375% due 09/11/2035		200	196

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		200	194

EDP Servicios Financieros Espana SA
4.375% due 04/04/2032	EUR	200	239

Electricite de France SA
4.750% due 06/17/2044		100	115
7.375% due 06/17/2035 •(c)	GBP	100	134

EnBW Energie Baden-Wuerttemberg AG
4.500% due 07/28/2055 •	EUR	100	112

ENEL Finance International NV
1.625% due 07/12/2026		$200	199

Eurogrid GmbH
3.732% due 10/18/2035	EUR	100	112

Hanwha Energy USA Holdings Corp.
4.375% due 07/02/2028		$200	200

iliad SA
4.250% due 12/15/2029	EUR	200	232

Interstate Power & Light Co.
4.100% due 09/26/2028		$100	99

MidAmerican Energy Co.
3.650% due 08/01/2048		150	110
4.250% due 07/15/2049		25	20

Mississippi Power Co.
3.100% due 07/30/2051		50	32

National Grid PLC
3.875% due 01/16/2029	EUR	100	117

NBN Co. Ltd.
3.500% due 03/22/2030		200	231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Electric & Gas Corp.
5.650% due 08/15/2028		$325	334

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	95

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		125	113
5.783% due 09/16/2052		40	39

NSTAR Electric Co.
3.100% due 06/01/2051		25	16
3.250% due 05/15/2029		80	77

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	100	115

Orsted AS
5.125% due 09/13/2034	GBP	100	123

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$41	42

Public Service Co. of Colorado
3.200% due 03/01/2050		53	35
3.700% due 06/15/2028		150	148

Public Service Co. of Oklahoma
2.200% due 08/15/2031		200	176

Public Service Electric & Gas Co.
3.100% due 03/15/2032		200	184
4.650% due 03/15/2033		50	49

Puget Sound Energy, Inc.
5.685% due 06/15/2054		20	20

Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		200	194

RWE Finance U.S. LLC
5.125% due 09/18/2035		150	146

San Diego Gas & Electric Co.
4.950% due 08/15/2028		150	152

Severn Trent Utilities Finance PLC
2.625% due 02/22/2033	GBP	100	110
3.875% due 08/04/2035	EUR	100	113
3.875% due 08/04/2037		100	111

Solar Star Funding LLC
5.375% due 06/30/2035		$195	195

South Eastern Power Networks PLC
1.750% due 09/30/2034	GBP	200	197

Southern California Edison Co.
2.500% due 06/01/2031		$225	201
3.450% due 02/01/2052		100	66

Southwestern Public Service Co.
3.150% due 05/01/2050		80	52
3.750% due 06/15/2049		50	36

SSE PLC
4.000% due 09/05/2031	EUR	100	117

TDC Net AS
5.618% due 02/06/2030		100	122

United Utilities Water Finance PLC
3.750% due 05/23/2034		100	113

Verizon Communications, Inc.
1.500% due 09/18/2030		$280	246

Vodafone Group PLC
5.125% due 06/04/2081 •		65	51

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	20

Wisconsin Power & Light Co.
4.950% due 04/01/2033		132	133

			6,954

Total Corporate Bonds & Notes (Cost $28,630)			28,753

MUNICIPAL BONDS & NOTES 0.5%

FLORIDA 0.2%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2020
2.154% due 07/01/2030		110	101

30	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.3%

New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042	$110	$110

Total Municipal Bonds & Notes (Cost $270)		211

U.S. GOVERNMENT AGENCIES 3.6%

Federal Home Loan Mortgage Corp.
4.500% due 02/01/2053 - 06/01/2053	171	166
5.000% due 02/01/2053 - 07/01/2054	256	252

Federal National Mortgage Association
4.500% due 05/01/2053 - 07/01/2053	172	167
5.000% due 10/01/2053 - 11/01/2053	1,016	1,007

Total U.S. Government Agencies (Cost $1,560)		1,592

U.S. TREASURY OBLIGATIONS 0.7%

U.S. Treasury Notes
4.625% due 02/15/2035	300	308

Total U.S. Treasury Obligations (Cost $310)		308

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

CSMC Trust
3.431% due 11/10/2032	100	85

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039	100	96

One Bryant Park Trust
2.516% due 09/15/2054	100	92

VASA Trust
4.687% due 07/15/2039 •	100	98

Wells Fargo Commercial Mortgage Trust
5.204% due 09/15/2040 ~	75	75

Total Non-Agency Mortgage-Backed Securities (Cost $481)		446

ASSET-BACKED SECURITIES 1.9%

AUTOMOBILE SEQUENTIAL 0.1%

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	25	25

OTHER ABS 1.8%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	60	47
4.000% due 04/20/2049	37	32
4.950% due 07/20/2049	75	68

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$42	$33

Mosaic Solar Loan Trust
2.640% due 01/20/2053		62	54

QTS Issuer ABS II LLC
5.848% due 01/05/2056		150	147

Sunnova Helios XI Issuer LLC
5.300% due 05/20/2050		85	79

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		86	84

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		117	99

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		155	141

			784

Total Asset-Backed Securities (Cost $887)			809

SOVEREIGN ISSUES 11.2%

Adif Alta Velocidad
3.125% due 10/31/2032	EUR	100	113
3.500% due 04/30/2032		100	116

Agence Francaise de Developpement EPIC
3.500% due 02/25/2033		200	229

Australia Government Bonds
4.250% due 06/21/2034	AUD	1,200	792

Brazil Government International Bonds
5.500% due 02/04/2033		$200	197

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	150	168
2.500% due 02/15/2035		100	112

Canada Government Bonds
2.250% due 12/01/2029	CAD	50	35
3.000% due 03/01/2032		200	142
3.500% due 03/01/2034		600	436

Chile Government International Bonds
3.875% due 04/14/2036	EUR	100	112

European Union
2.625% due 02/04/2048		60	56
2.750% due 02/04/2033		135	153
3.250% due 02/04/2050		100	102

Hungary Government International Bonds
4.875% due 03/22/2040		100	113

Ile-de-France Mobilites
3.050% due 02/03/2033		100	112

Italy Buoni Poliennali Del Tesoro
4.050% due 10/30/2037		50	58

Kingdom of Belgium Government Bonds
2.750% due 04/22/2039		100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ministeries Van de Vlaamse Gemeenschap
3.250% due 01/12/2043	EUR	100	$102

Nederlandse Waterschapsbank NV
3.000% due 04/20/2033		100	114

Ontario Teachers’ Finance Trust
2.850% due 12/04/2031		150	170

Province of Ontario
4.100% due 03/04/2033	CAD	100	74

Queensland Treasury Corp.
5.000% due 03/10/2036	AUD	200	132

Regie Autonome des Transports Parisiens EPIC
3.250% due 04/11/2033	EUR	100	113

SFIL SA
3.125% due 09/17/2029		100	115

Slovenia Government Bonds
3.125% due 07/02/2035		80	90

Societe Des Grands Projets EPIC
0.300% due 11/25/2031		200	196

Societe Nationale SNCF SACA
3.125% due 11/02/2027		100	116

Treasury Corp. of Victoria
2.000% due 09/17/2035	AUD	300	152

U.K. Gilts
0.875% due 07/31/2033	GBP	200	203
1.500% due 07/31/2053		70	40
4.375% due 07/31/2054		136	150

Total Sovereign Issues (Cost $4,840)			4,916

SHORT-TERM INSTRUMENTS 12.0%

U.S. TREASURY BILLS 12.0%
2.858% due 04/14/2026 - 06/25/2026 (a)(b)		$5,300	5,277

Total Short-Term Instruments (Cost $5,277)			5,277

Total Investments in Securities (Cost $42,255)			42,312

Total Investments 96.4% (Cost $42,255)			$42,312

Financial Derivative Instruments (e)(f) 1.3% (Cost or Premiums, net $54)			561

Other Assets and Liabilities, net 2.3%			1,012

Net Assets 100.0%			$43,885

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	7	$520	$(5)	$5	$0
Canada Government 2-Year Bond June Futures	06/2026	3	227	(1)	0	0
Euro-Bobl June Futures	06/2026	4	534	(7)	2	0
U.S. Treasury 5-Year Note June Futures	06/2026	149	16,119	(225)	21	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	11	1,249	(29)	3	0
U.S. Treasury Long-Term Bond June Futures	06/2026	2	228	(7)	1	0

				$(274)	$32	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2026	1	$(86)	$2	$0	$0
Euro-Bund June Futures	06/2026	17	(2,464)	63	0	(18)
Euro-Buxl 30-Year Bond June Futures	06/2026	2	(255)	3	0	(5)
Long Guilt June Futures	06/2026	3	(349)	20	0	(3)
U.S. Treasury 2-Year Note June Futures	06/2026	10	(2,074)	14	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	6	(666)	13	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1	(117)	4	0	0

				$119	$0	$(28)

Total Futures Contracts				$(155)	$32	$(28)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	650	$(3)	$(25)	$(28)	$2	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		50	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$	280	84	55	139	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		400	11	34	45	1	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	1,600	(17)	(7)	(24)	3	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,900	2	(46)	(44)	10	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		90	2	0	2	0	(1)
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	23	(2)	0	0

Total Swap Agreements							$54	$37	$91	$17	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$ 32	$ 17	$ 49	$ 0	$ (28)	$ (1)	$ (29)

Cash of $502 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

32	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	CAD	1,077		$788	$14	$0
	04/2026	EUR	687		800	6	0
	04/2026	INR	524		6	0	0
	04/2026	JPY	13,826		87	0	0
	04/2026		$6	INR	525	0	0
	05/2026		22	EUR	19	0	0
	05/2026		87	JPY	13,784	0	0

BPS	04/2026	EUR	2,497		$2,952	66	0
	04/2026	GBP	12		16	0	0

CBK	04/2026	EUR	140		164	3	0
	04/2026	INR	4,243		45	1	0
	04/2026		$136	EUR	117	0	(1)
	04/2026		112	INR	10,362	0	(3)

FAR	04/2026	AUD	1,849		$1,313	37	0
	04/2026	GBP	2,208		2,984	61	0
	04/2026	JPY	18,926		119	0	(1)
	04/2026		$2,933	GBP	2,208	0	(10)
	04/2026		38	JPY	5,929	0	(1)
	05/2026	GBP	2,208		$2,933	10	0
	05/2026		$119	JPY	18,869	1	0

JPM	04/2026	INR	950		$10	0	0
	04/2026		$10	INR	952	0	0

MBC	04/2026	AUD	231		$163	4	0
	04/2026	JPY	9,967		62	0	0
	04/2026		$22	EUR	19	0	0
	04/2026		41	JPY	6,419	0	(1)
	05/2026		62		9,937	0	0

MYI	04/2026	INR	1,123		$12	0	0
	04/2026		$12	INR	1,128	0	0

RBC	05/2026	AUD	2,080		$1,430	0	(5)

SCX	04/2026		$779	CAD	1,078	0	(3)
	04/2026		8	INR	725	0	0
	04/2026		30	JPY	4,663	0	(1)
	05/2026	CAD	1,077		$779	4	0

SOG	04/2026	EUR	13,013		15,403	362	0
	04/2026		$18,694	EUR	16,200	32	0
	04/2026		165	JPY	25,719	0	(3)
	05/2026	EUR	16,200		$18,723	0	(31)

Total Forward Foreign Currency Contracts						$601	$(60)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$20	$0	$0	$20	$0	$0	$0	$0	$20	$0	$20
BPS	66	0	0	66	0	0	0	0	66	0	66
CBK	4	0	0	4	(4)	0	0	(4)	0	0	0
FAR	109	0	0	109	(12)	0	0	(12)	97	0	97
MBC	4	0	0	4	(1)	0	0	(1)	3	0	3
RBC	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
SCX	4	0	0	4	(4)	0	0	(4)	0	0	0
SOG	394	0	0	394	(34)	0	0	(34)	360	(270)	90

Total Over the Counter	$601	$0	$0	$601	$(60)	$0	$0	$(60)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	0	0	0	17	17

	$0	$0	$0	$0	$49	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$601	$0	$601

	$0	$0	$0	$601	$49	$650

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$29	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$60	$0	$60

	$0	$0	$0	$60	$29	$89

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$290	$290
Swap Agreements	0	0	0	0	55	55

	$0	$0	$0	$0	$345	$345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,468)	$0	$(1,468)

	$0	$0	$0	$(1,468)	$345	$(1,123)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(321)	$(321)
Swap Agreements	0	0	0	0	(53)	(53)

	$0	$0	$0	$0	$(374)	$(374)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$855	$0	$855

	$0	$0	$0	$855	$(374)	$481

34	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,445	$0	$15,445
Industrials	0	6,354	0	6,354
Utilities	0	6,954	0	6,954
Municipal Bonds & Notes
Florida	0	101	0	101
New York	0	110	0	110
U.S. Government Agencies	0	1,592	0	1,592
U.S. Treasury Obligations	0	308	0	308
Non-Agency Mortgage-Backed Securities	0	446	0	446
Asset-Backed Securities
Automobile Sequential	0	25	0	25
Other ABS	0	784	0	784
Sovereign Issues	0	4,916	0	4,916
Short-Term Instruments
U.S. Treasury Bills	0	5,277	0	5,277

Total Investments	$0	$42,312	$0	$42,312

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$7	$42	$0	$49
Over the counter	0	601	0	601

	$7	$643	$0	$650

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(3)	0	(29)
Over the counter	0	(60)	0	(60)

	$(26)	$(63)	$0	$(89)

Total Financial Derivative Instruments	$(19)	$580	$0	$561

Totals	$(19)	$42,892	$0	$42,873

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO Dynamic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

American Airlines, Inc.
5.918% (TSFR3M + 2.250%) due 04/20/2028 ~		$3,871	$3,842

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		600	600

Ineos U.S. Finance LLC
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		3,781	3,315

IRB Holding Corp.
6.176% (TSFR1M + 2.500%) due 12/16/2030 ~		6,137	6,130

LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~		2,463	2,464
7.422% (TSFR3M + 3.750%) due 05/19/2031 ~		5,177	5,184

MI Windows & Doors LLC
6.418% (TSFR1M + 2.750%) due 03/28/2031 ~		786	727

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	1,900	2,198

Project Flash
0.625% - 6.181% (TSFR1M + 2.500%) due 01/09/2028 «~µ		$1,000	993

Quikrete Holdings, Inc.
5.918% (TSFR1M + 2.250%) due 02/10/2032 ~		1,188	1,187

SkyMiles IP Ltd.
5.168% (TSFR3M + 1.500%) due 10/20/2028 ~		275	277

Spa Holdings 3 OYJ
7.961% (TSFR3M + 4.000%) due 02/04/2028 ~		1,621	1,608

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,700	4,772

Telecom Serbia
3.522% (EUR006M + 1.350%) due 06/11/2029 «~		6,000	6,923

Total Loan Participations and Assignments (Cost $39,707)			40,220

CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 11.1%

Aircastle Ltd./Aircastle Ireland DAC
5.750% due 10/01/2031		$1,900	1,946

Alamo Re Ltd.
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		750	760
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		1,800	1,835

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,894

American Honda Finance Corp.
4.390% due 08/13/2027 •		6,100	6,096

American Tower Corp.
1.875% due 10/15/2030		1,700	1,501
2.100% due 06/15/2030		700	630
3.650% due 03/15/2027		4,500	4,469
4.050% due 03/15/2032		700	671

Armor RE II Ltd.
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		500	526

Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	3,200	3,703

Aviation Capital Group LLC
5.375% due 07/15/2029		$2,000	2,033

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$4	$4
4.950% due 01/15/2028		3,600	3,613
4.950% due 10/15/2032		800	779
5.150% due 01/15/2030		2,000	2,008

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,500	3,068

Banco Santander SA
4.175% due 03/24/2028 •		$5,000	4,979

Bank of America Corp.
5.202% due 04/25/2029 •		1,700	1,724

Barclays PLC
2.894% due 11/24/2032 •		4,400	3,933
4.337% due 01/10/2028		800	797
4.836% due 05/09/2028		350	350
4.972% due 05/16/2029 •		1,900	1,912
7.385% due 11/02/2028 •		1,000	1,042
7.437% due 11/02/2033 •		1,800	2,013

Bayou Re Ltd.
11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	520
15.950% (JMMMUSTF + 12.390%) due 05/26/2030 ~		365	371

Blue Owl Finance LLC
3.125% due 06/10/2031		1,900	1,640

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	3,077
2.159% due 09/15/2029 •		6,400	6,031
3.052% due 01/13/2031 •		4,100	3,850

BPCE SA
6.612% due 10/19/2027 •		7,800	7,887

Cape Lookout Re Ltd.
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,400	1,461
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,300	2,336

Capital One Financial Corp.
4.722% due 01/30/2032 •		1,300	1,281

CI Financial Corp.
4.625% due 12/12/2031	EUR	1,000	1,158

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		$250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		300	300

Cooperatieve Rabobank UA
5.500% due 10/05/2026		1,900	1,913

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	4,300	1,315

Credit Suisse AG AT1 Claim		$8,700	3,045

CTP NV
0.625% due 09/27/2026	EUR	1,000	1,143

Deutsche Bank AG
3.547% due 09/18/2031 •		$5,600	5,266
3.729% due 01/14/2032 •		1,700	1,580
5.882% due 07/08/2031 •		1,700	1,734

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,577
3.900% due 04/15/2032		$3,000	2,834

Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		400	405
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	406
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		400	407

Extra Space Storage LP
2.350% due 03/15/2032		1,300	1,116

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,890

Ford Motor Credit Co. LLC
5.420% due 04/09/2031		6,700	6,582
5.850% due 05/17/2027		400	403
5.918% due 03/20/2028		1,600	1,621

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		$250	$250

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	4,034
3.615% due 03/15/2028 •		4,600	4,564
3.691% due 06/05/2028 •		16,100	15,960

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		600	622

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,600	2,981

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		$1,300	1,302
5.160% due 06/07/2032 «(l)		2,400	2,415

Hardwood Funding LLC
5.330% due 06/07/2035 «(j)		600	606

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	1,985

HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)	GBP	6,200	8,191

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	14,960,000	1,227

ING Groep NV
4.017% due 03/28/2028 •		$3,500	3,484

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(j)(k)	EUR	1,700	2,008

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	8,098
2.963% due 01/25/2033 •		9,200	8,350
4.005% due 04/23/2029 •		500	496

JPMorgan Chase Bank NA
5.110% due 12/08/2026		1,050	1,056

KKR Group Finance Co. XII LLC
4.850% due 05/17/2032		1,000	984

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,600	1,862

Lazard Group LLC
6.000% due 03/15/2031		$1,900	1,975

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		1,900	1,888

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		400	400
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		300	300

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		600	635

Mayflower Re Ltd.
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		300	304

Mitsubishi UFJ Financial Group, Inc.
2.559% due 02/25/2030		1,000	926

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,800	3,659

Morgan Stanley
4.431% due 01/23/2030 •		1,400	1,394
4.708% due 03/12/2032 •		4,300	4,272

Nationwide Building Society
4.302% due 03/08/2029 •		13,500	13,415

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		600	598
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		800	828

NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,216
5.125% due 05/12/2027 •(j)(k)	GBP	1,700	2,216

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$1,100	1,082

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		400	412

36	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		$4,800	$3,759

Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		500	524
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,300	2,378

Purple Re Ltd.
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		700	722
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		400	407

RLJ Lodging Trust LP
4.000% due 09/15/2029 (n)		1,100	1,031

Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		1,200	1,214

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,387

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	642
4.320% due 09/22/2029 •		1,500	1,486

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	2,186

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,904

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		4,800	4,205

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031		3,100	3,062

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	65	82

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$600	620
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		400	415

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250

UBS AG
4.632% due 02/16/2032 •		2,900	2,891

UBS Group AG
3.091% due 05/14/2032 •		3,250	2,982
4.194% due 04/01/2031 •		3,000	2,936
4.375% due 02/10/2031 •(j)(k)		400	354
6.327% due 12/22/2027 •		5,700	5,776

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		2,431	49

Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,400	1,432

Veraison Re Ltd.
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	305

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~		300	298
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	299

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		600	600
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		250	250
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,622
3.584% due 05/22/2028 •		4,950	4,904

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	4,969

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	$256

			289,127

INDUSTRIALS 6.9%

Air Canada
4.625% due 08/15/2029	CAD	800	569

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033 (n)		$89	81

American Airlines Pass-Through Trust
3.150% due 08/15/2033		337	315
3.350% due 04/15/2031		1,307	1,265
3.375% due 11/01/2028		190	187
3.575% due 07/15/2029		439	433
3.650% due 02/15/2029		568	553
3.700% due 04/01/2028		966	963

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		158	159

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,000	1,020
5.950% due 10/15/2033		4,600	4,743

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		600	594

Bayer U.S. Finance LLC
6.375% due 11/21/2030		1,900	1,999

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	6,000	6,553

Beignet Investor LLC
6.581% due 05/30/2049		$26,500	27,267

Broadcom, Inc.
4.000% due 04/15/2029		3,100	3,070
4.150% due 04/15/2032		3,100	3,001

Centene Corp.
4.250% due 12/15/2027		923	907

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,551

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,297
4.750% due 05/09/2032		300	298

Eni SpA
5.500% due 05/15/2034 (n)		1,900	1,947

Expand Energy Corp.
5.875% due 02/01/2029		300	300

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		6,600	6,490

Flora Food Management BV
6.875% due 07/02/2029	EUR	4,500	4,888

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$4,000	4,107

Global Payments, Inc.
2.900% due 11/15/2031		500	439

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,700	3,099

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$3,000	2,972

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		6,500	6,225

Hyundai Capital America
4.875% due 06/23/2027		5,500	5,524

INEOS Styrolution Ludwigshafen GmbH
2.250% due 01/16/2027 (n)	EUR	2,450	2,774

Intralot Capital Luxembourg SA
6.750% due 10/15/2031		2,955	3,272

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$336	319

Las Vegas Sands Corp.
5.625% due 06/15/2028		4,600	4,661
6.200% due 08/15/2034		1,900	1,948

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MSCI, Inc.
3.250% due 08/15/2033		$500	$436

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		5,200	5,062

NTT Finance Corp.
4.567% due 07/16/2027		1,400	1,404
4.620% due 07/16/2028		1,300	1,305

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.400% due 06/01/2027		1,800	1,800

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	2,105
10.000% due 02/07/2033		2,300	2,622

Royal Caribbean Cruises Ltd.
4.750% due 05/15/2033		5,500	5,312

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,423	1,426

Sands China Ltd.
5.400% due 08/08/2028 (n)		1,500	1,512

T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,231
3.875% due 04/15/2030		1,500	1,461

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,235

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	280	405

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (c)		$2,990	90

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		1,374	82

United Airlines Pass-Through Trust
2.700% due 11/01/2033		366	337
5.875% due 04/15/2029 (n)		1,661	1,689

Venture Global LNG, Inc.
8.125% due 06/01/2028		370	379
8.375% due 06/01/2031		500	520

Venture Global Plaquemines LNG LLC
7.500% due 05/01/2033		3,400	3,739
7.750% due 05/01/2035		3,400	3,813

Viper Energy Partners LLC
4.900% due 08/01/2030		1,200	1,201
5.700% due 08/01/2035		2,450	2,471

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	3,700	4,691

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		$1,500	1,292
7.750% due 04/15/2032		3,300	3,167

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,300	3,314

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		600	598

Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP	4,900	6,395

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,910

			180,265

UTILITIES 2.4%

Altice Holdings 1 SARL
0.000% due 12/31/2099 «		2	30

Anglian Water Osprey Financing PLC
6.750% due 08/27/2031	GBP	3,325	4,448

AT&T, Inc.
4.300% due 02/15/2030		$105	104

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,783

BP Capital Markets BV
3.360% due 09/12/2031	EUR	4,100	4,677

DWR Cymru Financing U.K. PLC
2.375% due 03/31/2034	GBP	4,950	4,878

Emera U.S. Finance LLC
4.500% due 04/01/2029		$1,200	1,199

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EPH Financing International AS
6.651% due 11/13/2028	EUR	2,850	$3,487

Georgia Power Co.
4.700% due 05/15/2032		$6,900	6,907

ONEOK, Inc.
6.050% due 09/01/2033		1,800	1,888

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,517
3.250% due 06/01/2031		2,800	2,584
3.300% due 12/01/2027		1,000	980
3.950% due 12/01/2047		600	437
4.200% due 03/01/2029		5,500	5,436
4.300% due 03/15/2045		700	547
4.400% due 03/01/2032		1,100	1,061
4.450% due 04/15/2042		400	330
4.500% due 07/01/2040		200	171
4.550% due 07/01/2030		1,000	987

PacifiCorp
4.650% due 04/15/2029		1,400	1,400

Southern California Edison Co.
4.700% due 06/01/2027		3,100	3,103

Southern California Gas Co.
2.950% due 04/15/2027		5,900	5,824

SW Finance I PLC
2.375% due 05/28/2028	GBP	2,500	3,079
5.750% due 11/19/2030		2,500	3,244

Verizon Communications, Inc.
3.996% due 06/15/2056 •	EUR	650	728
5.742% due 06/15/2056 •	GBP	650	832

			62,661

Total Corporate Bonds & Notes (Cost $536,503)			532,053

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		$2,500	2,145

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		786	845

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		34,905	3,243

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034		400	350
3.501% due 06/01/2035		400	345

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026		200	199

			4,137

Total Municipal Bonds & Notes (Cost $9,323)			7,127

U.S. GOVERNMENT AGENCIES 68.3%

Federal Home Loan Mortgage Corp.
4.000% due 07/01/2047		53	51
5.848% due 12/01/2032 •		1	1
6.000% due 04/01/2055		20,130	20,912
6.090% due 09/01/2035 •		1	1
6.481% due 08/01/2035 •		1	1
6.516% due 03/01/2036 •		5	6

Federal Home Loan Mortgage Corp. REMICS
1.500% due 02/25/2036 (a)		10,963	429
1.731% due 03/15/2050 ~(a)		16,464	722
2.000% due 01/25/2051 - 04/25/2051 (a)		16,215	1,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.224% due 04/25/2048 - 11/25/2049 •(a)	$16,358	$2,056
2.500% due 03/25/2051 (a)	17,561	2,780
3.000% due 10/25/2049 - 11/25/2051 (a)	20,562	3,067
3.500% due 03/25/2050 - 07/25/2051 (a)	15,886	2,914
4.137% due 12/15/2029 •	8	8
4.146% due 08/15/2040 •	341	335
4.500% due 03/15/2032 (a)	413	30
5.000% due 02/15/2048 - 05/25/2050 (a)	4,619	960
5.500% due 09/15/2039	14	14
6.000% due 05/15/2035	30	31
7.500% due 08/15/2030	2	2

Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/25/2052 (a)	17,310	2,070
2.500% due 01/25/2052 (a)	13,946	2,036
3.000% due 12/15/2047 - 04/25/2053 (a)	29,818	4,847
3.500% due 06/15/2049 (a)	2,347	428
4.000% due 06/15/2049 (a)	4,112	739
5.000% due 06/25/2053 - 08/25/2055 (a)	22,584	4,868

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.270% due 07/25/2033 ~	1	1
5.259% due 07/25/2044 •	505	493
6.500% due 10/25/2043	29	29
6.555% due 09/25/2029 ~	11	11
7.000% due 07/25/2043	20	21
7.500% due 07/25/2043 - 03/25/2044	30	32
8.610% due 12/25/2030 þ	57	53

Federal National Mortgage Association
3.000% due 03/01/2050	58,153	52,038
3.500% due 10/01/2040 - 06/01/2048	5,291	4,957
4.000% due 05/01/2047 - 04/01/2048	7,046	6,742
4.714% due 12/01/2036 •	1	1
5.114% due 08/01/2042 - 10/01/2044 •	52	53
5.675% due 03/01/2036 •	41	41
5.754% due 12/01/2034 •	4	4
5.795% due 12/01/2034 •	4	5
5.800% due 01/01/2036 •	16	17
5.875% due 02/01/2036 •	20	20
6.125% due 08/01/2029 •	1	1
6.159% due 09/01/2031 •	2	2
6.216% due 09/01/2039 •	6	6
6.232% due 11/01/2034 •	34	35
6.251% due 05/01/2036 •	17	17
6.325% due 09/01/2034 •	2	2
6.500% due 06/01/2036 - 02/01/2038	434	458

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	6	6

Federal National Mortgage Association Interest STRIPS
3.000% due 03/25/2050 (a)	6,656	1,178
5.000% due 08/25/2053 - 11/25/2053 (a)	20,779	4,457

Federal National Mortgage Association REMICS
1.993% due 06/25/2050 ~(a)	5,214	373
2.000% due 07/25/2052 (a)	9,671	1,217
2.190% due 07/25/2043 •(a)	4,973	634
2.324% due 06/25/2047 •(a)	286	36
2.424% due 06/25/2048 •(a)	5,206	607
2.724% due 01/25/2042 •(a)	3,276	449
3.000% due 11/25/2051 - 01/25/2052 (a)	13,592	2,301
3.500% due 11/25/2051 (a)	26,726	4,748
3.842% due 12/25/2036 •	12	12
3.902% due 03/25/2034 •	3	3
3.912% due 03/25/2036 •	5	5
3.932% due 08/25/2034 •	1	1
4.126% due 03/25/2037 •	30	29
4.336% due 04/18/2032 •	6	7
4.500% due 09/25/2053 (a)	9,696	2,219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/25/2035	$1	$1
5.000% due 06/25/2041 (a)	333	41
6.000% due 01/25/2033 - 04/25/2043	24	25
6.125% due 05/25/2035 ~	2	3
7.500% due 06/25/2032	7	7

Federal National Mortgage Association REMICS Trust
5.219% due 02/25/2033 þ	30	31
6.000% due 07/25/2044	23	24
6.089% due 10/25/2031 þ	1	1

Federal National Mortgage Association Trust
1.584% due 12/25/2042 ~(a)	5,809	322
4.126% due 05/25/2042 •	1	1
5.750% due 08/25/2033	15	16

Federal National Mortgage Association Whole Loan
2.194% due 11/25/2046 ~(a)	2,967	143

Government National Mortgage Association
5.000% due 03/15/2039 - 05/15/2039	384	392
5.125% due 10/20/2027 - 10/20/2029 •	2	2
5.375% due 07/20/2030 •	3	3
5.500% due 10/15/2034 - 03/15/2035	24	24
5.625% due 01/20/2027 - 04/20/2030 •	4	4
6.000% due 06/20/2038	8	8
8.000% due 03/20/2030	2	2

Government National Mortgage Association REMICS
2.260% due 08/20/2049 - 09/20/2049 •(a)	10,761	1,204
4.090% due 05/20/2037 •	157	155

Government National Mortgage Association, TBA
2.500% due 05/01/2056	4,400	3,784
5.000% due 04/01/2056 - 05/01/2056	160,400	158,574
6.000% due 06/01/2040 - 05/01/2056	126,900	128,844

U.S. Small Business Administration
5.600% due 09/01/2028	15	16
6.220% due 12/01/2028	17	17

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	25,100	22,013
4.000% due 05/01/2056 - 06/01/2056	116,900	110,184
4.500% due 06/01/2056	69,800	67,259
5.000% due 04/01/2056 - 06/01/2056	553,000	544,698
5.500% due 06/01/2056	60,150	60,288
6.000% due 06/01/2056 - 07/01/2056	455,900	463,979
6.500% due 05/01/2056 - 06/01/2056	86,000	88,897

Total U.S. Government Agencies (Cost $1,806,912)		1,785,304

U.S. TREASURY OBLIGATIONS 10.6%

U.S. Treasury Bonds
4.750% due 02/15/2056	100	97

U.S. Treasury Inflation Protected Securities (i)
0.625% due 07/15/2032 (p)	47,319	44,661
1.125% due 01/15/2033 (p)	50,658	48,808
1.375% due 07/15/2033	20,560	20,105
1.750% due 01/15/2034 (p)	11,955	11,909
1.875% due 07/15/2034 (r)	40,110	40,322

U.S. Treasury Notes
2.500% due 03/31/2027 (p)(r)	6,300	6,227
4.125% due 02/15/2036 (p)(r)	7,290	7,177
4.250% due 11/15/2034 (p)(r)	$95,900	95,891

Total U.S. Treasury Obligations (Cost $271,948)		275,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%

Adjustable Rate Mortgage Trust
4.053% due 03/25/2036 •	175	103

38	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.760% due 10/25/2035 ~	$54	$51
4.898% due 09/25/2035 ~	1	1

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	192	173
4.779% due 11/25/2046 •	8,101	1,902
4.829% due 10/25/2046 •	90	75

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	5,170	4,250

Banc of America Funding Trust
3.396% due 10/20/2046 ~	574	502
4.110% due 02/20/2047 •	611	587
4.120% due 06/20/2037 ~	39	34
4.170% due 10/20/2036 •	210	165
4.213% due 04/25/2037 •	174	145
4.350% due 06/20/2047 •	528	442
4.593% due 05/25/2037 •	118	107
5.500% due 09/25/2034	287	278
5.806% due 03/25/2037 ~	3	4
5.878% due 10/25/2036 ~	113	102
6.000% due 08/25/2037	327	263

Banc of America Mortgage Trust
5.281% due 02/25/2034 ~	14	14
6.429% due 05/25/2034 ~	29	28

BCAP LLC Trust
0.000% due 02/26/2036 ~	223	0
5.250% due 02/26/2036 ~	1,308	478
5.250% due 06/26/2037	203	181
28.364% due 04/26/2037 ~	129	60

Bear Stearns ALT-A Trust
4.113% due 08/25/2036 •	733	669
4.126% due 11/25/2036 ~	313	132
4.133% due 08/25/2036 •	307	279
4.135% due 03/25/2036 ~	99	81
4.193% due 02/25/2034 •	23	22
4.233% due 04/25/2036 •	793	724
4.434% due 03/25/2036 ~	599	324
4.544% due 08/25/2036 ~	8	5
4.567% due 11/25/2035 ~	50	38
5.042% due 01/25/2036 ~	309	297
5.158% due 05/25/2035 ~	514	498

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	11	9
4.000% due 05/25/2034 ~	3	3
4.865% due 08/25/2035 ~	17	16
5.703% due 11/25/2034 ~	1	1
5.959% due 04/25/2034 ~	14	14
6.183% due 11/25/2034 ~	23	22
6.185% due 01/25/2034 ~	81	78
6.516% due 05/25/2034 ~	6	6

Bear Stearns Mortgage Funding Trust
4.173% due 01/25/2037 •	973	928

Chase Mortgage Finance Trust
6.152% due 06/25/2035 ~	9	9
6.447% due 02/25/2037 ~	5	5

ChaseFlex Trust
4.393% due 07/25/2037 •	328	291
6.000% due 02/25/2037	557	169

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.204% due 08/25/2037 þ	1,091	928

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 05/25/2036 •	291	283

CHL Mortgage Pass-Through Trust
4.147% due 03/25/2037 ~	40	35
4.433% due 03/25/2035 •	63	61
4.453% due 02/25/2035 •	25	24
4.533% due 02/25/2035 •	446	423
4.553% due 09/25/2034 •	1	1
4.787% due 11/25/2034 ~	17	16
4.867% due 09/25/2034 ~	7	7
4.943% due 07/25/2034 ~	43	42
5.500% due 11/25/2035	41	20
5.500% due 07/25/2037	392	152
5.750% due 07/25/2037	1,450	640
5.750% due 08/25/2037	5,868	2,775
5.988% due 12/25/2033 ~	6	6
6.000% due 02/25/2036	298	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2036	$3	$1
6.148% due 02/20/2036 •	369	349
6.224% due 02/20/2036 •	53	48

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	231	226
4.193% due 11/25/2034 •	6	6

Citicorp Mortgage Securities Trust
6.000% due 09/25/2037	47	48

Citigroup Mortgage Loan Trust, Inc.
4.625% due 11/25/2036 ~	184	160
5.387% due 08/25/2035 ~	100	95
5.840% due 09/25/2035 •	9	9
6.040% due 11/25/2035 •	99	99
6.160% due 02/25/2034 ~	2	2
6.824% due 09/25/2037 ~	31	30

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	241	221

Countrywide Alternative Loan Trust
4.033% due 06/25/2036 •	376	364
4.073% due 04/25/2047 •	1,568	1,442
4.130% due 10/25/2035 ~	214	187
4.143% due 05/25/2036 •	886	320
4.143% due 05/25/2037 •	33	10
4.163% due 02/25/2037 •	6,567	1,754
4.173% due 09/25/2046 •	39	39
4.193% due 05/25/2036 •	766	582
4.193% due 06/25/2037 •	9	9
4.243% due 09/25/2035 •	1,906	1,159
4.250% due 07/20/2035 •	10	10
4.264% due 06/25/2037 ~	28	28
4.293% due 12/25/2035 •	2,005	762
4.293% due 05/25/2037 •	798	255
4.293% due 09/25/2046 •	812	687
4.353% due 12/25/2035 •	201	193
4.430% due 11/20/2035 •	1,172	1,065
4.493% due 05/25/2036 •	997	389
4.503% due 07/25/2036 •	794	247
4.543% due 08/25/2035 •	36	29
4.593% due 12/25/2035 •	225	189
4.693% due 12/25/2036 •	4,028	1,241
5.250% due 06/25/2035	8	6
5.339% due 01/25/2036 •	347	336
5.500% due 04/25/2035	217	180
5.500% due 10/25/2035	178	88
5.500% due 11/25/2035	1,113	586
5.500% due 12/25/2035	162	78
5.500% due 01/25/2036	171	90
5.500% due 03/25/2036	38	15
5.750% due 07/25/2035	1,135	692
6.000% due 04/25/2036	543	230
6.000% due 01/25/2037	629	304
6.000% due 02/25/2037	1,987	742
6.000% due 03/25/2037	660	209
6.000% due 08/25/2037	467	211
6.250% due 11/25/2036	297	215
6.500% due 09/25/2037	1,060	390

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	351	184

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~	22	22
6.000% due 01/25/2036	642	415

CSFB Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034	15	15

CSMC Mortgage-Backed Trust
6.250% due 08/25/2036	288	102
7.000% due 08/25/2037 ~	793	360

CSMC Trust
3.431% due 11/10/2032	1,200	1,017
4.159% due 07/27/2037 ~	1,150	1,069

DBGS Mortgage Trust
5.332% due 10/15/2039 •	1,000	998

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.033% due 08/25/2036 •	939	873

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.093% due 04/25/2037 •	267	189

DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •	7	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.779% due 03/19/2046 •		$205	$177

EMF-NL Prime BV
2.833% due 04/17/2041 •	EUR	227	261

Eurosail PLC
2.499% due 06/10/2044 •		3,859	4,441

First Horizon Alternative Mortgage Securities Trust
4.138% due 01/25/2036 ~		$1,969	939
4.341% due 03/25/2035 ~		14	8
4.867% due 04/25/2036 ~		126	104
4.965% due 06/25/2036 ~		165	131

First Horizon Mortgage Pass-Through Trust
5.994% due 08/25/2035 ~		64	42

GreenPoint Mortgage Funding Trust
4.333% due 11/25/2045 •		28	27

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~		3	3

GreenPoint MTA Trust
4.233% due 06/25/2045 •		3	2

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	154	174

GSMPS Mortgage Loan Trust
4.143% due 03/25/2035 •		$24	23

GSR Mortgage Loan Trust
4.865% due 06/25/2034 ~		21	20
5.270% due 03/25/2033 •		1	1
5.750% due 03/25/2036		117	105
5.750% due 01/25/2037		307	177
6.000% due 02/25/2036		1,074	374
6.000% due 03/25/2037		614	288
6.000% due 05/25/2037		153	108
6.500% due 09/25/2036		312	127

HarborView Mortgage Loan Trust
3.971% due 11/19/2036 •		66	59
3.971% due 11/19/2046 •		17	13
4.271% due 06/19/2035 •		10	10
4.291% due 01/19/2036 •		800	512
4.351% due 02/19/2036 •		548	223
4.411% due 11/19/2035 •		220	139
4.611% due 11/19/2034 •		178	164
4.679% due 06/19/2045 •		1,983	764
5.291% due 10/19/2035 •		305	221
5.460% due 04/19/2034 ~		2	2

HomeBanc Mortgage Trust
4.673% due 04/25/2037 ~		3,368	3,072

Impac CMB Trust
4.453% due 03/25/2035 •		36	34

Impac Secured Assets Trust
4.493% due 05/25/2036 •		27	26

IndyMac IMSC Mortgage Loan Trust
3.715% due 06/25/2037 ~		427	252

IndyMac INDA Mortgage Loan Trust
3.923% due 12/25/2036 ~		16	12
5.248% due 01/25/2036 ~		295	279

IndyMac INDX Mortgage Loan Trust
3.468% due 01/25/2036 ~		178	162
4.026% due 06/25/2036 ~		376	336
4.113% due 04/25/2037 •		191	172
4.173% due 09/25/2046 •		14	13
4.193% due 11/25/2046 •		215	210
4.293% due 02/25/2037 •		1,017	673
4.368% due 12/25/2034 ~		150	143
4.757% due 10/25/2034 ~		468	450

JP Morgan Alternative Loan Trust
4.073% due 03/25/2037 •		335	292
4.153% due 06/25/2037 •		3,612	1,834
4.287% due 06/27/2037 •		157	89
4.667% due 05/25/2037 ~		489	430
5.500% due 11/25/2036 ~		1	0
5.843% due 05/26/2037 ~		2,053	1,587
6.810% due 08/25/2036 þ		424	419

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300	1,245
4.519% due 04/15/2037 •		939	930

JP Morgan Mortgage Trust
0.000% due 05/25/2034 ~		25	24

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.730% due 11/25/2035 ~		$120	$94
4.968% due 07/25/2035 ~		6	6
5.182% due 04/25/2037 ~		16	11
5.460% due 04/25/2036 ~		69	62
5.681% due 11/25/2033 ~		1	1
5.750% due 01/25/2036		769	334
6.000% due 08/25/2037		9	4
6.250% due 07/25/2036		1,229	359
6.500% due 01/25/2036		407	210
6.500% due 08/25/2036		1,412	459

Lehman XS Trust
4.193% due 08/25/2046 •		706	703

MASTR Adjustable Rate Mortgages Trust
5.572% due 05/25/2034 ~		33	32
5.598% due 11/21/2034 ~		9	9

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •		11	11

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •		22	21

Merrill Lynch Mortgage Investors Trust
0.020% due 11/25/2029 ~(a)		263	0
4.342% due 03/25/2036 ~		545	250
5.170% due 02/25/2036 ~		196	193
5.900% due 02/25/2033 ~		4	4
7.000% due 05/25/2033 ~		1	1

Morgan Stanley Mortgage Loan Trust
3.468% due 07/25/2035 ~		67	61
3.665% due 12/25/2037 ~		873	560
4.053% due 03/25/2036 •		172	110
4.088% due 08/25/2034 ~		27	25
5.053% due 07/25/2035 ~		41	34
5.609% due 08/25/2034 ~		3	3
5.634% due 06/25/2036 ~		9	9
6.000% due 06/25/2036 ~		227	222

NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035		294	254

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037		330	314

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		4,103	3,980
2.750% due 11/25/2059 ~		6,813	6,549

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.155% due 10/25/2035 ~		179	162
4.633% due 06/25/2037 •		2,801	2,361

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	39,600	27,322

RALI Trust
3.510% due 12/26/2034 ~		$143	46
4.043% due 02/25/2036 •		113	72
4.153% due 05/25/2036 •		618	571
4.163% due 12/25/2036 •		41	37
4.193% due 11/25/2036 •		142	102
4.293% due 08/25/2037 •		24	24
4.593% due 10/25/2045 •		101	70
4.678% due 02/25/2035 ~		422	378
4.973% due 01/25/2036 ~		941	631
6.000% due 06/25/2036		128	105
6.160% due 09/25/2037 ~		6,033	3,989
6.500% due 09/25/2037		164	136

RBSGC Structured Trust
5.500% due 11/25/2035 ~		1,289	1,065

RBSSP Resecuritization Trust
4.028% due 06/27/2036 •		4,563	4,226
4.028% due 08/27/2037 •		61	60

Residential Asset Securitization Trust
4.193% due 01/25/2046 •		1,465	389
4.243% due 02/25/2034 •		35	33
5.500% due 09/25/2035		79	32
5.500% due 12/25/2035		225	95
5.750% due 02/25/2036		784	279
6.000% due 07/25/2036		328	157
6.000% due 07/25/2037		1,348	480

RFMSI Trust
0.000% due 09/25/2036 ~		7	0
5.390% due 02/25/2036 ~		164	157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 10/25/2036		$231	$188
6.500% due 03/25/2032		5	5

RMAC Securities No. 1 PLC
4.015% due 06/12/2044 •	GBP	315	410

Sequoia Mortgage Trust
3.538% due 09/20/2046 ~		$28	18

STRIPs III Ltd.
5.000% due 03/27/2049 ~		239	6

Structured Adjustable Rate Mortgage Loan Trust
3.981% due 04/25/2036 ~		254	130
4.113% due 10/25/2035 •		1,466	1,418
4.233% due 06/25/2037 •		799	761
4.243% due 09/25/2036 ~		158	107
4.297% due 10/25/2036 ~		260	124
4.630% due 01/25/2035 ~		38	37
4.810% due 03/25/2034 ~		3	3
5.259% due 01/25/2035 •		9	8

Structured Asset Mortgage Investments II Trust
3.913% due 08/25/2036 •		90	81
4.153% due 07/25/2046 •		1,107	1,005
4.213% due 05/25/2036 •		81	57
4.213% due 08/25/2036 •		438	369
4.253% due 05/25/2045 •		19	18
4.291% due 07/19/2035 •		34	33
4.353% due 02/25/2036 •		123	106
4.371% due 07/19/2034 •		1	1
4.393% due 08/25/2036 •		426	350
4.491% due 03/19/2034 •		1	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.169% due 03/25/2033 ~		12	12

Thornburg Mortgage Securities Trust
5.114% due 10/25/2043 ~		38	36
5.786% due 06/25/2037 •		7,752	6,676

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		9,730	9,364

Wachovia Mortgage Loan Trust LLC
6.627% due 10/20/2035 ~		29	28

WaMu Mortgage Pass-Through Certificates Trust
3.660% due 10/25/2036 ~		14	13
3.697% due 05/25/2046 •		66	56
3.707% due 10/25/2036 ~		299	266
3.799% due 03/25/2037 ~		11,795	10,335
3.817% due 07/25/2037 ~		179	162
3.829% due 12/25/2046 •		125	112
3.868% due 06/25/2037 ~		659	582
3.871% due 12/25/2046 •		188	174
3.999% due 05/25/2037 ~		18	15
4.333% due 12/25/2045 •		2	2
4.373% due 12/25/2045 •		211	195
4.589% due 01/25/2047 •		56	55
4.609% due 06/25/2047 •		29	28
4.616% due 03/25/2035 ~		57	56
4.650% due 01/25/2036 ~		263	256
4.839% due 06/25/2046 •		357	340
5.059% due 11/25/2042 •		3	3
5.259% due 06/25/2042 •		58	55
5.259% due 08/25/2042 •		28	27
5.364% due 03/25/2033 ~		17	17
5.481% due 08/25/2035 ~		137	143
5.600% due 03/25/2034 ~		1	1
5.686% due 09/25/2033 ~		2	2
5.718% due 06/25/2033 ~		23	23
5.902% due 10/25/2034 ~		45	42
6.112% due 12/25/2032 ~		1,104	1,084

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	0	749
4.695% due 12/21/2049 •		1,635	2,165
5.395% due 12/21/2049 •		910	1,206
5.895% due 12/21/2049 •		455	599
6.395% due 12/21/2049 •		260	342
6.895% due 12/21/2049 •		260	339

Washington Mutual Mortgage Pass-Through Certificates Trust
4.493% due 01/25/2036 •		$1,748	1,418
4.629% due 04/25/2047 •		2,270	1,917
5.500% due 11/25/2035		76	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 11/25/2035	$452	$428
6.000% due 10/25/2035	272	218

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.582% due 06/25/2033 ~	11	10

Wells Fargo Alternative Loan Trust
4.143% due 06/25/2037 •	508	371

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~	1,400	1,321

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~	22	22

Total Non-Agency Mortgage-Backed Securities (Cost $188,938)		168,696

ASSET-BACKED SECURITIES 12.7%

HOME EQUITY OTHER 6.6%

ABFC Trust
4.093% due 05/25/2037 •	8,140	7,648
4.493% due 06/25/2034 •	218	219
4.793% due 06/25/2037 •	31	27
4.843% due 03/25/2034 •	517	503
4.918% due 12/25/2032 •	93	94

ACE Securities Corp. Home Equity Loan Trust
4.033% due 08/25/2036 •	2,782	630
4.113% due 08/25/2036 •	1,492	338
4.193% due 12/25/2036 •	4,705	1,174
4.768% due 11/25/2033 •	100	104

Aegis Asset-Backed Securities Trust
4.793% due 03/25/2035 •	85	82

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.918% due 11/25/2034 •	870	854

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •	112	112

Argent Securities Trust
3.903% due 09/25/2036 •	342	111
3.943% due 09/25/2036 •	807	261
4.093% due 06/25/2036 •	3,238	862
4.093% due 07/25/2036 •	1,936	520

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.642% due 02/25/2034 •	365	395

Asset-Backed Securities Corp. Home Equity Loan Trust
4.888% due 02/25/2035 •	229	237

Bayview Financial Revolving Asset Trust
4.718% due 02/28/2040 •	40	38

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	1,847	1,808

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •	1	1

C-BASS Mortgage Loan Trust
3.257% due 03/25/2037 þ	7,195	2,596

C-BASS Trust
4.093% due 11/25/2036 •	767	355

Carrington Mortgage Loan Trust
3.953% due 10/25/2036 •	680	555
4.273% due 06/25/2036 •	1,548	1,517
4.693% due 05/25/2034 •	640	674

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	6,860	6,959

Citigroup Mortgage Loan Trust, Inc.
4.113% due 09/25/2036 •	7,750	6,001
4.113% due 12/25/2036 •	1,509	1,056

Countrywide Asset-Backed Certificates
4.473% due 12/25/2036 •	130	109

Countrywide Asset-Backed Certificates Trust
4.413% due 09/25/2037 •	1,686	1,430
5.293% due 02/25/2035 •	334	334

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	1	1

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 þ	36	36

40	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fieldstone Mortgage Investment Trust
4.108% due 11/25/2036 •	$1,223	$805

Fremont Home Loan Trust
4.053% due 11/25/2036 •	4,470	1,559
4.093% due 01/25/2037 •	1,249	572
4.273% due 02/25/2037 •	3,253	973
4.293% due 05/25/2036 •	7,699	5,071
4.663% due 05/25/2034 •	2,401	2,396

GE-WMC Mortgage Securities Trust
4.093% due 08/25/2036 •	2,155	907

GSAA Home Equity Trust
4.353% due 07/25/2037 •	31,412	17,222
4.999% due 09/25/2035 ~	66	62

GSAMP Trust
3.893% due 12/25/2046 •	905	449
3.993% due 12/25/2046 •	3,302	1,639
4.093% due 09/25/2036 •	1,319	453
4.093% due 12/25/2046 •	2,125	1,054
4.253% due 12/25/2046 •	409	203
4.273% due 08/25/2036 •	616	535
4.333% due 04/25/2036 •	1,862	1,220

Home Equity Loan Trust
4.133% due 04/25/2037 •	3,000	2,699

Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 04/25/2037 •	1,549	1,055
4.113% due 07/25/2037 •	2,329	1,300
4.193% due 07/25/2037 •	2,403	1,341

Home Equity Mortgage Trust
5.867% due 07/25/2036 þ	130	11

HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •	3,209	768
4.133% due 12/25/2036 •	928	211
4.173% due 01/25/2037 •	1,285	915
4.233% due 12/25/2036 •	6,867	1,561

IXIS Real Estate Capital Trust
4.253% due 01/25/2037 •	3,763	1,211

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •	1,168	550
4.113% due 07/25/2036 •	1,196	319
6.630% due 07/25/2036 þ	952	240

Long Beach Mortgage Loan Trust
4.393% due 02/25/2036 •	1,380	1,241
5.588% due 07/25/2032 •	72	72

MASTR Asset-Backed Securities Trust
3.893% due 10/25/2036 •	833	266
3.893% due 11/25/2036 •	49	14
4.093% due 08/25/2036 •	758	264
4.273% due 03/25/2036 •	2,250	1,335
4.273% due 10/25/2036 •	1,253	1,143
4.543% due 10/25/2035 •	471	469

Merrill Lynch Mortgage Investors Trust
4.013% due 08/25/2037 •	1,531	748
4.076% due 02/25/2037 þ	1,488	152
4.093% due 08/25/2037 •	9,238	4,514
4.693% due 02/25/2047 •	377	218

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 12/25/2036 •	2,723	1,369
3.903% due 03/25/2037 •	1,228	497
3.933% due 11/25/2036 •	7,381	3,522
3.943% due 10/25/2036 •	16,560	8,642
3.943% due 11/25/2036 •	2,306	1,361
3.943% due 12/25/2036 •	602	303
3.973% due 02/25/2037 •	1,896	593
3.993% due 02/25/2037 •	49	21
4.013% due 11/25/2036 •	3,991	1,904
4.043% due 03/25/2037 •	13,172	5,327
4.093% due 09/25/2036 •	8,784	3,015
4.113% due 09/25/2036 •	1,442	606
4.153% due 02/25/2037 •	1,363	426
4.273% due 06/25/2036 •	777	385
4.293% due 08/25/2036 •	100	50
4.843% due 09/25/2033 •	265	275
4.843% due 06/25/2035 •	4,000	3,768

Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •	1,205	574

New Century Home Equity Loan Trust
6.793% due 01/25/2033 •	212	179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •	$3,964	$709
4.593% due 02/25/2037 •	387	103

NovaStar Mortgage Funding Trust
4.093% due 09/25/2036 •	2,793	1,077
4.133% due 11/25/2036 •	6,712	2,030
4.213% due 01/25/2037 •	2,657	872
4.293% due 10/25/2036 •	1,011	463

Option One Mortgage Loan Trust
3.923% due 07/25/2037 •	728	472
3.973% due 04/25/2037 •	805	399
4.033% due 04/25/2037 •	852	490
4.043% due 07/25/2037 •	985	639
4.233% due 01/25/2037 •	646	376
4.293% due 03/25/2037 •	442	216

Ownit Mortgage Loan Trust
3.155% due 10/25/2035 þ	514	284
4.088% due 05/25/2037 •	1,389	1,175

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.593% due 12/25/2034 •	253	251

People’s Financial Realty Mortgage Securities Trust
3.933% due 09/25/2036 •	2,165	506

Renaissance Home Equity Loan Trust
2.604% due 09/25/2037 þ	5,244	3,710
5.612% due 04/25/2037 þ	3,801	925

Residential Asset Securities Corporation Trust
4.313% due 07/25/2036 •	10,188	9,279
4.333% due 07/25/2036 •	1,927	1,724
4.828% due 08/25/2035 •	797	799

Saxon Asset Securities Trust
1.966% due 03/25/2035 •	39	33

Securitized Asset-Backed Receivables LLC Trust
4.558% due 02/25/2034 •	197	197

SG Mortgage Securities Trust
4.093% due 10/25/2036 •	1,684	1,629
4.213% due 10/25/2036 •	2,300	1,864
4.333% due 02/25/2036 •	4,670	2,288

Soundview Home Loan Trust
4.013% due 02/25/2037 •	3,959	1,045
4.353% due 10/25/2036 •	1,475	1,474
4.743% due 09/25/2037 •	1,559	1,341

Structured Asset Investment Loan Trust
4.513% due 10/25/2035 •	200	198
4.768% due 01/25/2035 •	1,713	1,658
4.918% due 01/25/2035 •	606	552
5.173% due 04/25/2033 •	36	37
5.368% due 01/25/2035 •	684	598
5.518% due 01/25/2035 •	629	263

Structured Asset Securities Corp. Trust
4.483% due 09/25/2035 •	3,831	3,711

Washington Mutual Asset-Backed Certificates Trust
4.273% due 05/25/2036 •	1,083	856

		172,438

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.013% due 01/25/2037 •	2,215	1,239
4.113% due 01/25/2037 •	1,064	596

C-BASS Trust
3.084% due 01/25/2037 þ	1,072	291

Saxon Asset Securities Trust
4.133% due 10/25/2046 •	143	141

		2,267

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	1,750	1,776

WHOLE LOAN COLLATERAL 1.0%

Bear Stearns Asset-Backed Securities I Trust
5.750% due 11/25/2034 þ	385	343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •		$206	$195
5.500% due 08/25/2036		17	17
6.500% due 10/25/2036		4,756	1,514

First Franklin Mortgage Loan Trust
4.618% due 05/25/2034 •		167	165
4.738% due 03/25/2035 •		410	462
5.068% due 07/25/2034 •		15	15

GSAMP Trust
3.782% due 11/25/2034 •		457	447

Lehman XS Trust
4.313% due 05/25/2046 •		20,046	18,863

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.553% due 12/25/2035 •		1,193	1,187

RAAC Trust
4.393% due 06/25/2044 •		142	132

Securitized Asset-Backed Receivables LLC Trust
4.293% due 03/25/2036 •		2,183	1,386

Specialty Underwriting & Residential Finance Trust
4.033% due 03/25/2037 •		571	295
4.093% due 09/25/2037 •		3,584	1,209

			26,230

OTHER ABS 4.9%

ARES European CLO X DAC
2.796% due 10/15/2031 •	EUR	2,141	2,477

ARES European CLO XII DAC
2.876% due 04/20/2032 •		2,051	2,371

ARES XXXIX CLO Ltd.
5.088% due 07/18/2037 •		$7,000	7,018

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		2,100	2,101

Aurium CLO IV DAC
2.746% due 01/16/2031 •	EUR	4,142	4,792

Bain Capital Credit CLO Ltd.
5.051% due 10/16/2037 •		$1,200	1,201

Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR	2,000	2,307

Belle Haven ABS CDO Ltd.
7.110% due 11/03/2044 •		$33,772	8,475

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •		1,000	1,000

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		3,200	3,201

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	2,800	3,231

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •		842	974
2.874% due 08/15/2032 •		770	891

CIFC Funding Ltd.
4.880% due 10/24/2030 •		$105	105
4.988% due 04/17/2035 •		6,900	6,903

Citius I Funding Ltd.
7.000% due 05/05/2046 «•		435,816	0

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	1,500	1,731

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		$2,900	2,901

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		2,500	2,501

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	2,300	2,658

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		4,000	4,621

Kennedy Lewis CLO 8 Ltd.
5.048% due 01/20/2038 •		$6,000	6,014

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		6,995	7,002

Magnetite XLII Ltd.
4.978% due 01/25/2038 •		1,000	999

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	2,700	$3,121

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		$1,500	1,500

Nelnet Student Loan Trust
4.050% due 03/23/2037 •		38	38
4.259% due 10/25/2033 •		69	68

Palmer Square European Loan Funding DAC
3.134% due 02/15/2035 •	EUR	5,973	6,912

Penta CLO 9 DAC
2.880% due 07/25/2036 •		2,000	2,306

Post CLO Ltd.
4.762% due 04/20/2035 •		$3,700	3,701

Rad CLO 16 Ltd.
5.222% due 07/15/2037 •		1,500	1,504

Sierra Madre Funding Ltd.
4.164% due 09/07/2039 •		10,332	5,517
4.184% due 09/07/2039 •		24,114	12,907

Signal Peak CLO 8 Ltd.
5.058% due 10/20/2037 •		2,125	2,131

SLM Student Loan Trust
5.276% due 06/25/2043 •		103	99
5.276% due 09/25/2076 •		104	102
5.576% due 11/25/2070 •		141	142

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		2,200	2,200

Talon Funding Ltd.
7.240% due 06/05/2035 •		1,445	236

Toro European CLO 2 DAC
3.020% due 07/25/2034 •	EUR	4,300	4,969

Toro European CLO 3 DAC
3.006% due 07/15/2034 •		1,500	1,734

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$3,599	31

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		2,200	2,202

Wind River CLO Ltd.
4.778% due 07/20/2034 •		1,400	1,401

			128,295

Total Asset-Backed Securities (Cost $462,258)			331,006

SOVEREIGN ISSUES 20.4%

Baiterek National Investment Holding JSC
16.950% due 04/02/2029 «(b)	KZT	201,000	417
16.950% due 04/02/2031 «(b)		201,000	422

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	710,000	748
5.000% due 03/01/2035		180,000	187
5.800% due 10/01/2029		1,495,000	1,644
6.000% due 04/01/2033		475,000	528

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (g)	BRL	209,900	39,243
0.000% due 10/01/2026 (g)		339,300	61,366

Colombia Government International Bonds
1.000% due 01/24/2035	COP	82,274,600	20,377
6.125% due 01/21/2031		$1,100	1,083

Colombia TES
1.000% due 09/18/2030	COP	73,384,900	16,064
2.250% due 04/18/2029 (i)		2,877,423	680
6.500% due 01/22/2031 (i)		86,148,414	22,486
11.000% due 08/22/2029		48,111,500	12,130
11.750% due 01/24/2035		74,010,300	18,350
12.750% due 11/28/2040		19,313,300	5,119
13.250% due 02/09/2033		16,001,700	4,290

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,500	1,775
6.001% due 01/16/2036		750	893

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	474,000	1,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominican Republic International Bonds
5.300% due 01/21/2041		$2,050	$1,749
10.500% due 03/15/2037	DOP	11,400	196
10.750% due 06/01/2036		58,800	1,023

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,100	5,133

Egypt Government Bonds
19.698% due 10/14/2030	EGP	528,000	9,511

Israel Government International Bonds
5.375% due 03/12/2029		$10,500	10,667
5.375% due 02/19/2030		5,400	5,487

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	1,181,000	5,158

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		2,030,000	9,709

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,710,000	14,187

Mexico Government International Bonds
5.400% due 02/09/2028		$1,000	1,016
5.850% due 07/02/2032		1,800	1,809
6.000% due 05/13/2030		2,700	2,792
6.350% due 02/09/2035		2,600	2,663

New Zealand Government Bonds
3.000% due 09/20/2030 (i)	NZD	5,921	3,604

Peru Government Bonds
6.850% due 08/12/2035	PEN	4,100	1,203
7.300% due 08/12/2033		96,110	30,262

Peru Government International Bonds
5.400% due 08/12/2034		42,200	11,522
6.150% due 08/12/2032		150,200	45,138
6.900% due 08/12/2037		44,400	12,687
6.950% due 08/12/2031		98,246	30,620

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	629,025	34,840
8.000% due 01/31/2030		149,700	8,752
8.250% due 03/31/2032		58,600	3,382
8.500% due 01/31/2037		280,500	15,494
8.875% due 02/28/2035 (n)		316,400	18,377
9.000% due 01/31/2040		266,700	14,833

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$10,000	9,813

Romania Government International Bonds
1.750% due 07/13/2030	EUR	3,600	3,667

Saudi Government International Bonds
5.375% due 01/13/2031		$2,200	2,249

Turkiye Government International Bonds
7.625% due 05/15/2034		5,500	5,600

Total Sovereign Issues (Cost $514,752)			531,964

		SHARES
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

SES SA «(e)		22,273	334

FINANCIALS 0.0%

Stichting Administratiekantoor «(e)		11,319	0

Total Common Stocks (Cost $11)			334

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)		1	0

Total Warrants (Cost $0)			0

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500%	3,500	$4,043

Total Convertible Preferred Securities (Cost $4,179)		4,043

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

AGFC Capital Trust I
5.684% (US0003M + 1.750%) due 01/15/2067 ~	6,600,000	4,133

Nationwide Building Society
10.250% ~	4,096	694

Total Preferred Securities (Cost $4,567)		4,827

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.3%

COMMERCIAL PAPER 3.4%

AES Corp.
4.150% due 04/02/2026	$300	300
4.150% due 04/13/2026	350	349
4.150% due 04/17/2026	400	399

Air Lease Corp.
4.320% due 04/02/2026	3,600	3,599
4.350% due 04/14/2026	800	799
4.400% due 04/14/2026	300	299

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026	750	750
4.050% due 04/10/2026	250	250
4.100% due 04/21/2026	1,300	1,297

AMETEK, Inc.
3.930% due 04/06/2026	250	250
4.150% due 04/20/2026	950	948
4.150% due 04/27/2026	350	349

Boston Properties LP
4.200% due 04/27/2026	1,270	1,266

CBRE Services, Inc.
3.970% due 06/12/2026	1,100	1,091

Constellation Energy Generation LLC
3.870% due 04/01/2026	3,600	3,600
3.870% due 04/02/2026	2,000	2,000
3.900% due 04/06/2026	1,050	1,049

Crown Castle, Inc.
4.300% due 04/21/2026	800	798

Edison International
4.380% due 04/17/2026	250	249

Electricite de France SA
3.900% due 04/01/2026	1,450	1,450

Elevance Health, Inc.
4.050% due 04/13/2026	700	699

ERAC USA Finance LLC
3.980% due 04/10/2026	450	449
4.000% due 04/17/2026	450	449
4.150% due 04/24/2026	1,150	1,147
4.170% due 04/20/2026	1,250	1,247
4.170% due 04/23/2026	250	249

Eversource Energy
4.050% due 04/09/2026	250	250

Extra Space Storage LP
4.180% due 04/22/2026	400	399

Fidelity National Information Services, Inc.
4.150% due 04/09/2026	250	250
4.150% due 04/17/2026	2,400	2,395
4.150% due 04/20/2026	750	748
4.170% due 04/24/2026	250	249

Genuine Parts Co.
4.280% due 04/06/2026	250	250
4.300% due 04/23/2026	350	349

42	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.350% due 04/23/2026	$250	$249

Glencore Funding LLC
4.130% due 04/30/2026	2,700	2,691
4.150% due 05/04/2026	2,550	2,540

Global Payments, Inc.
4.200% due 04/01/2026	500	500
4.200% due 04/02/2026	1,150	1,150
4.200% due 04/06/2026	1,150	1,149
4.220% due 04/02/2026	650	650
4.220% due 04/06/2026	1,300	1,299
4.220% due 04/07/2026	2,550	2,548
4.230% due 04/07/2026	1,300	1,299
4.250% due 04/06/2026	1,350	1,349

Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	350	350
4.170% due 04/08/2026	200	200
4.230% due 04/08/2026	100	100

HCA, Inc.
4.150% due 04/16/2026	500	499
4.150% due 04/22/2026	550	549
4.200% due 05/11/2026	5,100	5,075
4.200% due 05/18/2026	1,850	1,839
4.250% due 05/13/2026	250	249
4.350% due 05/01/2026	1,050	1,046
4.380% due 04/23/2026	1,800	1,795
4.380% due 05/01/2026	1,850	1,843

Jabil, Inc.
4.050% due 04/08/2026	250	250
4.050% due 04/16/2026	250	249
4.120% due 04/08/2026	2,500	2,498
4.150% due 05/13/2026	2,050	2,039

Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	250	250
4.000% due 04/08/2026	250	250
4.250% due 04/08/2026	250	250

JTI Financial Services North America LLC
3.880% due 05/04/2026	250	249
4.070% due 05/20/2026	1,750	1,741

Keurig Dr. Pepper, Inc.
3.900% due 04/23/2026	600	598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.910% due 04/27/2026		$250	$249
3.920% due 04/27/2026		1,350	1,346
3.970% due 04/15/2026		1,850	1,847
4.380% due 05/07/2026		350	348

NextEra Energy Capital Holdings, Inc.
3.800% due 04/07/2026		500	500

Phillips 66
4.000% due 04/01/2026		1,950	1,950
4.000% due 04/02/2026		2,250	2,249
4.050% due 04/02/2026		300	300
4.050% due 04/08/2026		2,450	2,448
4.150% due 04/20/2026		300	299
4.200% due 04/14/2026		250	250
4.300% due 04/24/2026		1,850	1,845
4.350% due 05/01/2026		1,700	1,694
4.360% due 05/01/2026		1,600	1,594
4.400% due 05/29/2026		2,000	1,987

Rogers Communications, Inc.
4.200% due 04/09/2026		700	699

S&P Global, Inc.
4.000% due 04/06/2026		700	700

			87,870

REPURCHASE AGREEMENTS (m) 9.4%
			245,058

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (g)(h)	EGP	8,600	139

NIGERIA TREASURY BILLS 0.5%
29.292% due 06/11/2026 - 01/28/2027 (f)(g)	NGN	21,316,930	14,459

TURKEY TREASURY BILLS 0.0%
38.693% due 04/07/2026 (f)(g)	TRY	39,000	871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
3.651% due 04/07/2026 - 05/26/2026 (f)(g)(r)	$1,038	$1,034

Total Short-Term Instruments (Cost $348,023)		349,431

Total Investments in Securities (Cost $4,187,121)		4,030,202

	SHARES
INVESTMENTS IN AFFILIATES 20.9%

SHORT-TERM INSTRUMENTS 20.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%

PIMCO Short Asset Portfolio	13,217,822	129,733

PIMCO Short-Term Floating NAV Portfolio III	42,848,894	417,305

Total Short-Term Instruments (Cost $546,349)		547,038

Total Investments in Affiliates (Cost $546,349)		547,038

Total Investments 175.3% (Cost $4,733,470)		$4,577,240

Financial Derivative Instruments (o)(q) 0.8% (Cost or Premiums, net $72,359)		20,866

Other Assets and Liabilities, net (76.1)%		(1,986,204)

Net Assets 100.0%		$2,611,902

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	1,300	1,302	0.05
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	2,400	2,415	0.09
Hardwood Funding LLC 5.330% due 06/07/2035	03/11/2025	600	606	0.03

		$4,300	$4,323	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.150%	03/25/2026	06/12/2026	$	1,120	Gray Media, Inc. 5.375% due 11/15/2031	$(1,069)	$1,120	$1,121
						Herc Holdings, Inc. 7.250% due 06/15/2033	(49)
	3.250	03/25/2026	06/12/2026		220	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(220)	220	220
	3.350	03/25/2026	06/12/2026		1,045	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(861)	1,045	1,046
						Six Flags Entertainment Corp. 5.250% due 07/15/2029	(182)
	3.410	03/25/2026	04/01/2026		2,538	Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(2,466)	2,538	2,540
	3.410	03/25/2026	06/12/2026		1,788	Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,167)	1,788	1,789
						Herc Holdings, Inc. 6.625% due 06/15/2029	(596)
	3.410	04/01/2026	06/12/2026		2,491	Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(2,420)	2,491	2,491
	3.420	03/25/2026	06/12/2026		2,795	Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,083)	2,795	2,797
						NCL Corp. Ltd. 5.875% due 01/15/2031	(591)
						Science Applications International Corp. 5.875% due 11/01/2033	(1,108)
	3.430	03/25/2026	06/12/2026		287	Celanese U.S. Holdings LLC 7.330% due 07/15/2029	(287)	287	287
	3.440	03/25/2026	06/12/2026		1,112	Commercial Metals Co. 6.000% due 12/15/2035	(1,109)	1,112	1,113
	3.710	03/31/2026	04/01/2026		4,500	U.S. Treasury Notes 4.125% due 03/31/2029	(4,596)	4,500	4,501
BRC	3.050	03/18/2026	05/01/2026		1,098	ACCO Brands Corp. 4.250% due 03/15/2029	(1,075)	1,098	1,099
	3.050	03/20/2026	05/01/2026		1,125	Gray Media, Inc. 4.750% due 10/15/2030	(1,112)	1,125	1,126
	3.350	03/20/2026	05/01/2026		460	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(455)	460	461
	3.380	03/20/2026	05/01/2026		186	Olin Corp. 5.000% due 02/01/2030	(187)	186	186
	3.400	03/20/2026	04/01/2026		523	Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(502)	523	524
	3.400	03/20/2026	05/01/2026		1,317	Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(571)	1,317	1,319
						Hillenbrand, Inc. 6.250% due 02/15/2029	(374)
						Organon & Co. 5.125% due 04/30/2031	(168)
						Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	(184)
	3.420	03/20/2026	05/01/2026		10,845	Acushnet Co. 5.625% due 12/01/2033	(710)	10,845	10,857
						Celanese U.S. Holdings LLC 6.850% due 11/15/2028	(100)
						Commercial Metals Co. 5.750% due 11/15/2033	(1,111)
						Herc Holdings, Inc. 5.750% due 03/15/2031	(1,087)
						Kaiser Aluminum Corp. 5.875% due 03/01/2034	(1,482)
						Kioxia Holdings Corp. 6.250% - 6.625% due 07/24/2030 - 07/24/2033	(1,864)
						Lindblad Expeditions LLC 7.000% due 09/15/2030	(1,127)
						MGM Resorts International 6.125% due 09/15/2029	(505)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(703)
						NRG Energy, Inc. 6.250% due 11/01/2034	(1,035)
						Vistra Operations Co. LLC 6.875% due 04/15/2032	(1,067)
	3.430	03/20/2026	05/01/2026		27,929	AMC Networks, Inc. 10.500% due 07/15/2032	(1,183)	27,929	27,961
						Adient Global Holdings Ltd. 7.500% due 02/15/2033	(3,268)
						Advanced Drainage Systems, Inc. 5.375% due 03/01/2034	(1,079)

44	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
							Amentum Holdings, Inc. 7.250% due 08/01/2032	$(1,153)
							Ball Corp. 3.125% due 09/15/2031	(1,083)
							Commercial Metals Co. 5.750% due 11/15/2033	(1,111)
							DaVita, Inc. 3.750% - 6.875% due 02/15/2031 - 07/15/2033	(6,013)
							Gray Media, Inc. 7.250% due 08/15/2033	(2,137)
							Kioxia Holdings Corp. 6.250% due 07/24/2030	(206)
							Light & Wonder International, Inc. 6.250% due 10/01/2033	(1,113)
							Methanex Corp. 5.125% - 5.250% due 10/15/2027 -12/15/2029	(1,923)
							NCL Corp. Ltd. 5.875% due 01/15/2031	(492)
							NRG Energy, Inc. 3.625% - 6.000% due 02/15/2031 - 01/15/2036	(1,681)
							Newell Brands, Inc. 6.625% - 8.500% due 06/01/2028 - 09/15/2029	(3,176)
							USA Compression Partners LP 6.250% due 10/01/2033	(1,133)
							Uniti Services LLC 7.500% due 10/15/2033	(1,044)
	3.430%	03/25/2026	05/01/2026		$	196	DaVita, Inc. 4.625% due 06/01/2030	(206)	$196	$196
	3.430	03/30/2026	05/01/2026			199	Olin Corp. 5.000% due 02/01/2030	(199)	199	199
	3.440	03/18/2026	05/01/2026			8,590	Advanced Drainage Systems, Inc. 5.375% due 03/01/2034	(392)	8,590	8,602
							Amentum Holdings, Inc. 7.250% due 08/01/2032	(1,146)
							Asbury Automotive Group, Inc. 4.750% due 03/01/2030	(1,065)
							Bath & Body Works, Inc. 5.250% due 02/01/2028	(1,104)
							DaVita, Inc. 6.875% due 09/01/2032	(309)
							Edgewell Personal Care Co. 4.125% due 04/01/2029	(1,159)
							Light & Wonder International, Inc. 6.250% due 10/01/2033	(1,113)
							NRG Energy, Inc. 6.000% due 01/15/2036	(1,122)
							Talen Energy Supply LLC 6.500% due 02/01/2036	(1,139)
	3.440	03/20/2026	05/01/2026			5,422	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(455)	5,422	5,428
							Commercial Metals Co. 5.750% due 11/15/2033	(606)
							Methanex Corp. 5.250% due 12/15/2029	(1,107)
							Mineral Resources Ltd. 7.000% due 04/01/2031	(1,058)
							NCL Corp. Ltd. 5.875% due 01/15/2031	(1,083)
							Vistra Operations Co. LLC 4.375% due 05/01/2029	(1,095)
	3.440	03/25/2026	05/01/2026			13,865	AMN Healthcare, Inc. 6.500% due 01/15/2031	(1,114)	13,865	13,874
							DaVita, Inc. 6.875% due 09/01/2032	(928)
							Howard Hughes Corp. 6.125% due 03/01/2034	(1,162)
							Kodiak Gas Services LLC 6.750% due 10/01/2035	(1,155)
							Light & Wonder International, Inc. 6.250% due 10/01/2033	(607)
							Murphy Oil USA, Inc. 4.750% due 09/15/2029	(1,088)
							NRG Energy, Inc. 5.750% due 01/15/2034	(1,116)
							RHP Hotel Properties LP 5.750% due 03/15/2034	(1,090)
							Talen Energy Supply LLC 6.250% due 02/01/2034	(1,118)
							Uniti Group LP 6.500% due 02/15/2029	(1,177)
							WESCO Distribution, Inc. 5.250% - 5.500% due 04/15/2031 - 04/15/2034	(2,193)
							Wyndham Hotels & Resorts, Inc. 5.625% due 03/01/2033	(1,089)
	3.440	04/01/2026	05/01/2026			3,763	Amkor Technology, Inc. 5.875% due 10/01/2033	(308)	3,763	3,763
							Asbury Automotive Group, Inc. 4.625% due 11/15/2029	(1,182)
							Moog, Inc. 5.500% due 10/15/2034	(1,107)
							WESCO Distribution, Inc. 5.500% due 04/15/2034	(1,191)
	6.800	03/30/2026	TBD	(2)	ZAR	301,578	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(19,137)	17,822	17,829
BYR	3.400	03/20/2026	05/01/2026		$	1,580	AdaptHealth LLC 4.625% due 08/01/2029	(190)	1,580	1,582
							Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,167)
							Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	(184)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.500%	03/20/2026	05/01/2026		$	1,753	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	$(1,712)	$1,753	$1,754
						341	Service Properties Trust 4.375% due 2/15/2030	(356)	340	341
	3.150	03/25/2026	04/01/2026			528	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(518)	528	528
	3.200	03/31/2026	05/01/2026			1,779	Hillenbrand, Inc. 6.250% due 02/15/2029	(1,777)	1,779	1,779
	3.380	03/20/2026	05/01/2026			2,419	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(2,394)	2,419	2,422
	3.400	03/20/2026	03/31/2026			0	Chemours Co. 5.380% due 05/15/2027	(2,909)	0	5
	3.400	03/20/2026	05/01/2026			2,599	Celanese U.S. Holdings LLC 7.330% due 07/15/2029	(1,590)	2,599	2,604
	3.410	03/20/2026	05/01/2026			4,640	Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,128)	4,640	4,645
							MGM Resorts International 4.750% due 10/15/2028	(1,004)
							Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(394)
							Six Flags Entertainment Corp. 5.250% due 07/15/2029	(968)
							WESCO Distribution, Inc. 6.375% due 03/15/2033	(1,125)
GSC	3.300	12/12/2025	TBD	(2)		398	Acadia Healthcare Co., Inc. 7.000% due 08/01/2032	(390)	398	402
JPS	3.400	03/20/2026	05/01/2026			1,574	MGM Resorts International 6.125% due 09/15/2029	(1,135)	1,574	1,576
							NESCO Holdings, Inc. 5.500% due 04/15/2029	(432)
	3.410	03/20/2026	05/01/2026			1,206	Energizer Holdings, Inc. 4.375% due 03/31/2029	(310)	1,206	1,207
							MGM Resorts International 6.125% due 09/15/2029	(883)
	3.420	03/20/2026	05/01/2026			7,211	Amkor Technology, Inc. 5.875% due 10/01/2033	(1,129)	7,211	7,219
							Chemours Co. 5.750% due 11/15/2028	(1,114)
							Methanex Corp. 5.125% due 10/15/2027	(1,018)
							Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(513)
							NRG Energy, Inc. 6.000% due 02/01/2033	(1,112)
							Science Applications International Corp. 5.875% due 11/01/2033	(1,108)
							Vistra Operations Co. LLC 6.875% due 04/15/2032	(1,174)
	3.430	03/20/2026	05/01/2026			3,348	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(1,201)	3,348	3,352
							Herc Holdings, Inc. 6.000% - 7.000% due 06/15/2030 - 03/15/2034	(2,114)
MSC	1.250	03/20/2026	04/01/2026			323	Service Properties Trust 4.375% due 02/15/2030	(335)	323	324
	2.500	03/20/2026	05/01/2026			905	Sally Holdings LLC 6.750% due 04/01/2032	(901)	905	905
	2.500	03/25/2026	05/01/2026			827	Sally Holdings LLC 6.750% due 04/01/2032	(826)	827	827
	2.750	03/20/2026	05/01/2026			1,107	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(1,090)	1,107	1,108
	3.000	03/20/2026	04/01/2026			417	MGM Resorts International 6.500% due 04/15/2032	(416)	417	417
	3.000	03/25/2026	04/01/2026			511	MGM Resorts International 6.500% due 04/15/2032	(509)	511	511
	3.130	03/31/2026	04/01/2026			822	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(824)	822	822
	3.250	03/20/2026	04/01/2026			199	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(197)	199	199
	3.250	03/20/2026	05/01/2026			2,178	Service Properties Trust 4.950% due 10/01/2029	(2,236)	2,178	2,180
	3.300	03/20/2026	05/01/2026			4,334	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(4,328)	4,334	4,339
	3.350	03/20/2026	05/01/2026			2,274	Central Garden & Pet Co. 4.125% due 10/15/2030	(2,257)	2,274	2,277
	3.400	03/20/2026	05/01/2026			1,156	Kioxia Holdings Corp. 6.625% due 07/24/2033	(1,145)	1,156	1,157
	3.420	03/20/2026	05/01/2026			9,278	Chemours Co. 5.750% due 11/15/2028	(228)	9,278	9,289
							Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,155)
							HLF Financing SARL LLC 4.875% due 06/01/2029	(2,382)
							Herc Holdings, Inc. 7.250% due 06/15/2033	(314)
							Kioxia Holdings Corp. 6.250% due 07/24/2030	(1,029)
							Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,107)
							NCL Corp. Ltd. 6.250% - 6.750% due 02/01/2032 - 09/15/2033	(2,368)
							Newell Brands, Inc. 8.500% due 06/01/2028	(690)
	3.420	03/25/2026	05/01/2026			532	Nabors Industries, Inc. 9.125% due 01/31/2030	(533)	532	532
	3.430	03/20/2026	05/01/2026			3,956	Chemours Co. 4.625% - 5.750% due 11/15/2028 - 11/15/2029	(2,829)	3,956	3,961
							NRG Energy, Inc. 6.250% due 11/01/2034	(1,138)
NOM	3.420	03/20/2026	05/01/2026			4,506	Avient Corp. 6.250% due 11/01/2031	(207)	4,506	4,511
							Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(821)
							NCL Corp. Ltd. 6.250% due 09/15/2033	(2,167)
							NESCO Holdings, Inc. 5.500% due 04/15/2029	(201)
							NRG Energy, Inc. 6.000% due 02/01/2033	(1,112)
	3.430	03/20/2026	05/01/2026			1,139	Avient Corp. 6.250% due 11/01/2031	(1,137)	1,139	1,140

46	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	3.450%	03/20/2026	05/01/2026	$	1,894	Herc Holdings, Inc. 5.750% - 6.000% due 03/15/2031 - 03/15/2034	$(1,174)	$1,894	$1,896
						Lindblad Expeditions LLC 7.000% due 09/15/2030	(307)
						NRG Energy, Inc. 6.000% due 02/01/2033	(404)
	3.500	03/20/2026	05/01/2026		1,117	Commercial Metals Co. 6.000% due 12/15/2035	(1,109)	1,117	1,118
RDR	2.850	03/25/2026	04/01/2026		870	Select Medical Corp. 6.250% due 12/01/2032	(877)	870	871
	2.850	04/01/2026	05/01/2026		387	Select Medical Corp. 6.250% due 12/01/2032	(392)	387	387
	2.950	03/20/2026	05/01/2026		346	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(338)	346	346
	3.100	03/20/2026	05/01/2026		204	Gray Media, Inc. 5.375% due 11/15/2031	(202)	204	204
	3.250	03/20/2026	05/01/2026		2,959	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(2,939)	2,959	2,962
	3.400	03/20/2026	04/01/2026		198	Sonic Automotive, Inc. 4.625% due 11/15/2029	(198)	198	198
	3.400	03/20/2026	05/01/2026		11,937	AdaptHealth LLC 4.625% due 08/01/2029	(189)	11,937	11,951
						Adient Global Holdings Ltd. 7.500% due 02/15/2033	(184)
						Bath & Body Works, Inc. 6.625% due 10/01/2030	(2,608)
						Energizer Holdings, Inc. 4.375% - 6.000% due 03/31/2029 - 09/15/2033	(1,820)
						Herc Holdings, Inc. 7.250% due 06/15/2033	(209)
						Masterbrand, Inc. 7.000% due 07/15/2032	0
						NESCO Holdings, Inc. 5.500% due 04/15/2029	(75)
						Newell Brands, Inc. 8.500% due 06/01/2028	(1,141)
						Organon & Co. 5.125% due 04/30/2031	(4,334)
	3.400	03/31/2026	05/01/2026		711	Masterbrand, Inc. 7.000% due 07/15/2032	(1,853)	711	711
SAL	3.000	03/20/2026	05/01/2026		3,662	ACCO Brands Corp. 4.250% due 03/15/2029	(508)	3,662	3,666
						Gray Media, Inc. 4.750% due 10/15/2030	(1,112)
						Olin Corp. 5.000% due 02/01/2030	(2,031)
	3.125	04/01/2026	05/01/2026		1,068	Uniti Group LP 6.500% due 02/15/2029	(1,079)	1,068	1,068
	3.130	03/30/2026	05/01/2026		1,870	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(1,874)	1,870	1,870
	3.150	03/30/2026	05/01/2026		522	Herc Holdings, Inc. 7.250% due 06/15/2033	(524)	522	522
	3.250	03/25/2026	04/01/2026		297	Sonic Automotive, Inc. 4.625% due 11/15/2029	(296)	297	297
	3.250	03/20/2026	05/01/2026		1,672	Energizer Holdings, Inc. 6.000% due 09/15/2033	(658)	1,672	1,674
						Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029	(385)
						Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(616)
	3.400	03/20/2026	05/01/2026		22,275	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(958)	22,275	22,300
						Celanese U.S. Holdings LLC 6.850% due 11/15/2028	(532)
						Cinemark USA, Inc. 7.000% due 08/01/2032	(2,080)
						Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(2,780)
						Herc Holdings, Inc. 6.625% due 06/15/2029	(3,213)
						MGM Resorts International 4.750% due 10/15/2028	(2,321)
						NESCO Holdings, Inc. 5.500% due 04/15/2029	(3,615)
						Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	(2,803)
						Rogers Communications, Inc. 7.000% due 04/15/2055	(1,498)
						Six Flags Entertainment Corp. 5.250% due 07/15/2029	(1,065)
						Terex Corp. 6.250% due 10/15/2032	(1,114)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(153)
	3.410	03/20/2026	05/01/2026		1,615	Forvia SE 6.750% due 09/15/2033	(1,078)	1,615	1,617
						Lindblad Expeditions LLC 7.000% due 09/15/2030	(512)
	3.420	03/20/2026	05/01/2026		7,458	AdaptHealth LLC 4.625% due 08/01/2029	(1,057)	7,458	7,467
						Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	(1,172)
						Carpenter Technology Corp. 5.625% due 03/01/2034	(1,096)
						Graphic Packaging International LLC 3.750% due 02/01/2030	(1,110)
						Kioxia Holdings Corp. 6.625% due 07/24/2033	(1,041)
						NCL Corp. Ltd. 5.875% due 01/15/2031	(1,182)
						Vistra Operations Co. LLC 6.875% due 04/15/2032	(747)
	3.430	03/20/2026	05/01/2026		8,206	Ball Corp. 6.000% due 06/15/2029	(1,134)	8,206	8,215
						Celanese U.S. Holdings LLC 7.379% due 07/15/2032	(3,035)
						Commercial Metals Co. 6.000% due 12/15/2035	(605)
						DaVita, Inc. 4.625% due 06/01/2030	(1,173)
						Six Flags Entertainment Corp. 8.625% due 01/15/2032	(1,123)
						TopBuild Corp. 5.625% due 01/31/2034	(1,110)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	3.430%	03/25/2026	05/01/2026	715	Acushnet Co. 5.625% due 12/01/2033	$(710)	$715	$716

Total Repurchase Agreements						$(247,122)	$245,058	$245,300

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	3.250%	03/25/2026	06/12/2026		$	(1,629)	$(1,630)
	3.500	03/25/2026	06/12/2026			(3,602)	(3,604)
BRC	0.250	04/01/2026	TBD	(4)	EUR	(2,395)	(2,768)
	0.650	01/27/2026	04/01/2026			(2,389)	(2,764)
	6.700	03/30/2026	TBD	(4)	ZAR	(301,577)	(17,829)

Total Reverse Repurchase Agreements							$(28,595)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Corporate Bonds & Notes (8.0)%
Banking & Finance (0.2)%
Howard Hughes Corp.	6.125%	03/01/2034	$1,200	$(1,155)	$(1,162)
RHP Hotel Properties LP/RHP Finance Corp.	5.750	03/15/2034	1,100	(1,087)	(1,090)
Service Properties Trust	4.950	10/01/2029	2,400	(1,998)	(2,236)

Total Banking & Finance				(4,240)	(4,488)

Industrials (7.2)%
Acadia Healthcare Co., Inc.	5.000%	04/15/2029	960	(927)	(958)
ACCO Brands Corp.	4.250	03/15/2029	1,767	(1,622)	(1,582)
Acushnet Co.	5.625	12/01/2033	1,400	(1,405)	(1,420)
AdaptHealth LLC	4.625	08/01/2029	1,495	(1,403)	(1,437)
Adient Global Holdings Ltd.	7.500	02/15/2033	3,825	(3,806)	(3,907)
Advanced Drainage Systems, Inc.	5.375	03/01/2034	1,500	(1,495)	(1,471)
AMC Networks, Inc.	10.500	07/15/2032	1,171	(1,194)	(1,183)
Amentum Holdings, Inc.	7.250	08/01/2032	2,200	(2,293)	(2,305)
American Axle & Manufacturing, Inc.	5.000	10/01/2029	3,225	(2,927)	(3,159)
Amkor Technology, Inc.	5.875	10/01/2033	1,400	(1,417)	(1,430)
AMN Healthcare, Inc.	6.500	01/15/2031	1,100	(1,071)	(1,114)
Amneal Pharmaceuticals LLC	6.875	08/01/2032	1,125	(1,176)	(1,172)
Asbury Automotive Group, Inc.	4.750	03/01/2030	1,100	(1,064)	(1,065)
Avient Corp.	6.250	11/01/2031	1,300	(1,327)	(1,344)
Ball Corp.	3.125	09/15/2031	1,200	(1,109)	(1,083)
Ball Corp.	6.000	06/15/2029	1,100	(1,130)	(1,134)
Bath & Body Works, Inc.	5.250	02/01/2028	1,100	(1,097)	(1,109)
Bath & Body Works, Inc.	6.625	10/01/2030	3,250	(3,329)	(3,390)
Caesars Entertainment, Inc.	4.625	10/15/2029	5,275	(4,947)	(5,189)
Carpenter Technology Corp.	5.625	03/01/2034	1,100	(1,115)	(1,096)
Celanese U.S. Holdings LLC	6.850	11/15/2028	593	(621)	(632)
Celanese U.S. Holdings LLC	7.330	07/15/2029	1,771	(1,842)	(1,877)
Celanese U.S. Holdings LLC	7.379	07/15/2032	2,862	(2,957)	(3,035)
Central Garden & Pet Co.	4.125	10/15/2030	2,350	(2,219)	(2,257)
Chemours Co.	4.625	11/15/2029	1,900	(1,783)	(1,817)
Chemours Co.	5.750	11/15/2028	2,325	(2,281)	(2,354)
Cinemark USA, Inc.	7.000	08/01/2032	2,375	(2,449)	(2,470)
Clarivate Science Holdings Corp.	4.875	07/01/2029	140	(132)	(123)
Clear Channel Outdoor Holdings, Inc.	7.500	06/01/2029	1,820	(1,654)	(1,874)
Commercial Metals Co.	5.750	11/15/2033	2,800	(2,843)	(2,829)
Commercial Metals Co.	6.000	12/15/2035	2,800	(2,855)	(2,822)
Concentra Health Services, Inc.	6.875	07/15/2032	2,175	(2,251)	(2,283)
DaVita, Inc.	3.750	02/15/2031	3,500	(3,280)	(3,228)
DaVita, Inc.	4.625	06/01/2030	1,400	(1,369)	(1,369)
DaVita, Inc.	6.750	07/15/2033	1,100	(1,143)	(1,136)
DaVita, Inc.	6.875	09/01/2032	2,800	(2,897)	(2,887)
Edgewell Personal Care Co.	4.125	04/01/2029	1,200	(1,139)	(1,159)
Energizer Holdings, Inc.	4.375	03/31/2029	3,676	(3,507)	(3,581)
Energizer Holdings, Inc.	6.000	09/15/2033	1,825	(1,799)	(1,716)
Forvia SE	6.750	09/15/2033	1,100	(1,115)	(1,078)

48	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Goodyear Tire & Rubber Co.	4.875%	03/15/2027	$3,375	$(3,352)	$(3,351)
Goodyear Tire & Rubber Co.	5.000	07/15/2029	2,975	(2,865)	(2,849)
Goodyear Tire & Rubber Co.	5.250	07/15/2031	1,325	(1,251)	(1,201)
Goodyear Tire & Rubber Co.	5.625	04/30/2033	2,275	(2,137)	(2,050)
Graphic Packaging International LLC	3.750	02/01/2030	1,200	(1,138)	(1,110)
Gray Media, Inc.	4.750	10/15/2030	2,800	(2,259)	(2,225)
Gray Media, Inc.	5.375	11/15/2031	1,664	(1,168)	(1,271)
Gray Media, Inc.	7.250	08/15/2033	2,100	(2,173)	(2,137)
Herc Holdings, Inc.	5.750	03/15/2031	1,600	(1,620)	(1,581)
Herc Holdings, Inc.	6.000	03/15/2034	1,800	(1,821)	(1,747)
Herc Holdings, Inc.	6.625	06/15/2029	3,675	(3,738)	(3,809)
Herc Holdings, Inc.	7.000	06/15/2030	1,000	(1,046)	(1,047)
Herc Holdings, Inc.	7.250	06/15/2033	1,047	(1,094)	(1,096)
Hillenbrand, Inc.	6.250	02/15/2029	2,300	(2,331)	(2,151)
HLF Financing SARL LLC/Herbalife International, Inc.	4.875	06/01/2029	2,500	(2,255)	(2,382)
Kaiser Aluminum Corp.	5.875	03/01/2034	1,500	(1,496)	(1,482)
Kioxia Holdings Corp.	0.000	07/01/2030	5,100	(5,248)	(5,285)
Kodiak Gas Services LLC	6.750	10/01/2035	1,100	(1,117)	(1,161)
Light & Wonder International, Inc.	6.250	10/01/2033	2,800	(2,763)	(2,836)
Lindblad Expeditions LLC	7.000	09/15/2030	1,900	(1,972)	(1,947)
Marriott Ownership Resorts, Inc.	4.500	06/15/2029	400	(384)	(385)
Marriott Ownership Resorts, Inc.	6.500	10/01/2033	2,625	(2,596)	(2,590)
Masterbrand, Inc.	7.000	07/15/2032	1,891	(1,929)	(1,877)
Methanex Corp.	5.125	10/15/2027	2,000	(2,002)	(2,036)
Methanex Corp.	5.250	12/15/2029	2,000	(2,015)	(2,012)
Methanex U.S. Operations, Inc.	6.250	03/15/2032	1,900	(1,928)	(1,950)
MGM Resorts International	4.750	10/15/2028	3,312	(3,278)	(3,324)
MGM Resorts International	6.125	09/15/2029	2,500	(2,554)	(2,523)
Mineral Resources Ltd.	7.000	04/01/2031	1,000	(1,047)	(1,058)
Murphy Oil USA, Inc.	4.750	09/15/2029	1,100	(1,082)	(1,088)
Nabors Industries, Inc.	9.125	01/31/2030	500	(525)	(533)
NCL Corp. Ltd.	5.875	01/15/2031	3,400	(3,383)	(3,348)
NCL Corp. Ltd.	6.250	09/15/2033	3,625	(3,647)	(3,530)
NCL Corp. Ltd.	6.750	02/01/2032	1,700	(1,741)	(1,708)
NESCO Holdings II, Inc.	5.500	04/15/2029	4,305	(4,080)	(4,323)
Newell Brands, Inc.	6.625	09/15/2029	1,400	(1,421)	(1,372)
Newell Brands, Inc.	8.500	06/01/2028	3,425	(3,611)	(3,634)
Olin Corp.	5.000	02/01/2030	2,500	(2,392)	(2,417)
Organon & Co./Organon Foreign Debt Co-Issuer BV	5.125	04/30/2031	5,375	(4,686)	(4,501)
Perrigo Finance Unlimited Co.	5.150	06/15/2030	3,450	(3,340)	(3,171)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	2,650	(2,652)	(2,421)
Rogers Communications, Inc.	7.000	04/15/2055	1,445	(1,461)	(1,498)
Sally Holdings LLC/Sally Capital, Inc.	6.750	04/01/2032	1,675	(1,711)	(1,725)
Science Applications International Corp.	5.875	11/01/2033	2,200	(2,190)	(2,216)
Select Medical Corp.	6.250	12/01/2032	400	(398)	(390)
Six Flags Entertainment Corp.	7.250	05/15/2031	1,100	(1,071)	(1,090)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.250	07/15/2029	2,288	(2,231)	(2,215)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC	8.625	01/15/2032	1,100	(1,111)	(1,123)
Terex Corp.	6.250	10/15/2032	1,075	(1,072)	(1,114)
TopBuild Corp.	5.625	01/31/2034	1,100	(1,101)	(1,110)
Uniti Services LLC	7.500	10/15/2033	1,000	(1,042)	(1,044)
USA Compression Partners LP/USA Compression Finance Corp.	6.250	10/01/2033	1,100	(1,118)	(1,134)
WESCO Distribution, Inc.	5.250	04/15/2031	1,100	(1,089)	(1,102)
WESCO Distribution, Inc.	5.500	04/15/2034	2,300	(2,263)	(2,283)
WESCO Distribution, Inc.	6.375	03/15/2033	1,250	(1,293)	(1,278)
Wyndham Hotels & Resorts, Inc.	5.625	03/01/2033	1,100	(1,087)	(1,089)

Total Industrials				(189,365)	(190,005)

Utilities (0.6)%
NRG Energy, Inc.	3.625%	02/15/2031	500	(469)	(463)
NRG Energy, Inc.	5.750	01/15/2034	2,200	(2,189)	(2,232)
NRG Energy, Inc.	6.000	02/01/2033	2,600	(2,639)	(2,628)
NRG Energy, Inc.	6.000	01/15/2036	1,200	(1,215)	(1,225)
NRG Energy, Inc.	6.250	11/01/2034	2,100	(2,155)	(2,173)
Talen Energy Supply LLC	6.250	02/01/2034	1,100	(1,092)	(1,118)
Talen Energy Supply LLC	6.500	02/01/2036	1,100	(1,114)	(1,139)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC	6.500	02/15/2029	2,300	(2,213)	(2,255)
Vistra Operations Co. LLC	4.375	05/01/2029	1,100	(1,087)	(1,095)
Vistra Operations Co. LLC	6.875	04/15/2032	2,800	(2,922)	(2,988)

Total Utilities				(17,095)	(17,316)

Total Corporate Bonds & Notes				(210,700)	(211,809)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Government Agencies (5.9)%
Asbury Automotive Group, Inc.	4.625%	11/15/2029	$1,200	$(1,155)	$(1,182)
Moog, Inc.	5.500	10/15/2034	1,100	(1,099)	(1,107)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	19,000	(15,634)	(15,308)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	126,000	(100,938)	(101,465)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	37,000	(35,271)	(34,889)

Total U.S. Government Agencies				(154,097)	(153,951)

Total Short Sales (13.9)%				$(364,797)	$(365,760)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$17,905	$(5,234)	$0	$0	$12,671	$(12,656)	$15
BRC	93,424	(23,361)	0	0	70,063	(73,443)	(3,380)
BYR	1,582	0	0	0	1,582	(1,541)	41
DEU	14,078	0	0	0	14,078	(15,875)	(1,797)
GSC	402	0	0	0	402	(390)	12
JPS	13,354	0	0	0	13,354	(13,312)	42
MSC	28,848	0	0	0	28,848	(29,507)	(659)
NOM	8,665	0	0	0	8,665	(8,638)	27
RDR	17,630	0	0	0	17,630	(17,614)	16
SAL	49,412	0	0	0	49,412	(49,821)	(409)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(63,920)	(63,920)	0	(63,920)
BOS	0	0	0	(27,353)	(27,353)	0	(27,353)
DEU	0	0	0	(1,058)	(1,058)	0	(1,058)
GSC	0	0	0	(21,353)	(21,353)	0	(21,353)
JEF	0	0	0	(16,976)	(16,976)	0	(16,976)
JPS	0	0	0	(5,035)	(5,035)	0	(5,035)
MJR	0	0	0	(1,159)	(1,159)	0	(1,159)
MSC	0	0	0	(28,322)	(28,322)	0	(28,322)
MTF	0	0	0	(2,216)	(2,216)	0	(2,216)
PER	0	0	0	(10,143)	(10,143)	0	(10,143)
RDR	0	0	0	(4,569)	(4,569)	0	(4,569)
SAL	0	0	0	(5,624)	(5,624)	0	(5,624)
UBS	0	0	0	(2,628)	(2,628)	0	(2,628)
WFS	0	0	0	(23,742)	(23,742)	0	(23,742)

Total Borrowings and Other Financing Transactions	$245,300	$(28,595)	$0	$(214,098)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(5,234)	$0	$(5,234)
Non-Agency Mortgage-Backed Securities	(2,764)	0	0	0	(2,764)
Sovereign Issues	0	0	0	(17,829)	(17,829)

Total Borrowings	$(2,764)	$0	$(5,234)	$(17,829)	$(25,827)

Payable for reverse repurchase agreements(7)					$(25,827)

50	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(n)	Securities with an aggregate market value of $28,851 has been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(14,512) at a weighted average interest rate of 5.161%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(3,454) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	Unsettled reverse repurchase agreements liability of $(2,768) is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	276	$276	$450	$21

Total Purchased Options					$450	$21

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	15	$15	$(6)	$(16)
Call - Eurex Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	15	15	(5)	(2)

						$(11)	$(18)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	42	$42	$(15)	$(16)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	42	42	(10)	(5)

Total Written Options						$(36)	$(39)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	918	$257,787	$(842)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	316	76,105	(324)	12	0
3-Month SOFR Active Contract March Futures	06/2026	316	76,097	(301)	4	0
3-Month SONIA March Futures	06/2027	439	138,932	203	181	0
California Carbon Allowance Vintage December Futures	12/2026	1,389	40,100	(4,157)	0	(361)
Canada Government 10-Year Bond June Futures	06/2026	215	18,548	(317)	74	0
Long Guilt June Futures	06/2026	210	24,402	(1,317)	183	0
U.S. Treasury 2-Year Note June Futures	06/2026	3,607	748,255	(5,520)	282	0
U.S. Treasury 5-Year Note June Futures	06/2026	4,157	449,703	(6,041)	585	0
U.S. Treasury 10-Year Note June Futures	06/2026	2,176	241,638	(3,222)	510	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	643	74,950	(2,459)	141	0

				$(24,297)	$1,972	$(361)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	165	$(22,014)	$413	$0	$(88)
Euro-Bund June Futures	06/2026	334	(48,407)	1,293	0	(351)
Euro-Schatz June Futures	06/2026	389	(47,548)	458	2	(63)
Japan Government 10-Year Bond June Futures	06/2026	120	(98,530)	1,170	23	(212)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	4,329	(491,409)	10,954	0	(1,285)
U.S. Treasury Long-Term Bond June Futures	06/2026	735	(83,698)	2,548	0	(276)

				$16,836	$25	$(2,275)

Total Futures Contracts				$(7,461)	$1,997	$(2,636)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.255%	$	7,000	$86	$(46)	$40	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.319		400	5	(1)	4	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	1,700	19	(14)	5	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292	$	630	67	(45)	22	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		700	4	(3)	1	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	1.300	EUR	3,400	(6)	(44)	(50)	2	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	$	3,650	23	(16)	7	0	0

							$198	$(169)	$29	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	(5.000)%	Quarterly	12/20/2030	$4,158	$(224)	$(2)	$(226)	$0	$(37)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	2,700	(48)	(1)	(49)	0	(5)

					$(272)	$(3)	$(275)	$0	$(42)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(1)	$1	$0	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,844	77	34	111	16	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	128,298	9,613	(2,643)	6,970	1,153	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	31,800	1,253	323	1,576	282	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	2,700	53	(4)	49	5	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	5,100	89	1	90	11	0

					$11,084	$(2,288)	$8,796	$1,467	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	102,920	$(2,187)	$(2,201)	$(4,388)	$328	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		650	(3)	40	37	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,830	9	126	135	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	42,490,000	1,682	123	1,805	0	(153)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		22,169,000	303	(89)	214	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$239,700	3,630	(705)	2,925	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(2,370)	836	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(12)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	(621)	(459)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	(12)	(15)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		2,400	0	23	23	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		2,600	0	21	21	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		430	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	20	20	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	37	37	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	0	0	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	(14)	(14)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	(15)	(15)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	(75)	(75)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	(36)	(36)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	(116)	(116)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(112)	(112)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(82)	(82)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(20)	(20)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	189	3,661	3,850	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(152)	(196)	0	(50)

52	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	05/15/2032		$126,000	$10	$(378)	$(368)	$0	$(149)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,780	(36)	144	108	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,500	(6)	(3)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,900	(11)	(10)	(21)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(1)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,500	(9)	(2)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,700	(6)	(5)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,800	(8)	(11)	(19)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(27)	(36)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,800	(8)	(6)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		7,000	(21)	197	176	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		1,400	0	15	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		1,060	0	16	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		5,900	0	51	51	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		5,500	(11)	63	52	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,500	(9)	41	32	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	138	138	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	1,580	20,382	148	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	951	5,692	6,643	57	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	510	5,443	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	522	5,113	40	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	1,203	6,999	8,202	71	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		440	0	12	12	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		500	0	12	12	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		500	0	12	12	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	553	1,603	2,156	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		37,100	5,249	672	5,921	132	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		100	0	1	1	0	0
Receive	1-Year BRL-CDI	14.028	Maturity	01/04/2027	BRL	6,360	0	7	7	0	(2)
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		148,900	0	(273)	(273)	172	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,064,750	234	(3,073)	(2,839)	1,235	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	90,703,800	6	1,672	1,678	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		57,240,300	0	1,534	1,534	0	(34)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		293,900	0	(5)	(5)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		143,300	0	(3)	(3)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		286,600	0	(5)	(5)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		2,320,000	0	(52)	(52)	4	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		13,657,900	0	(271)	(271)	22	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,170	2	50	52	13	0
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,900	0	9	9	2	0
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,900	0	8	8	2	0
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		400	0	0	0	0	0
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		1,200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	162,045	502	(4,498)	(3,996)	1,337	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		169,300	2,575	(6,987)	(4,412)	1,479	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	67,800	(2)	(18)	(20)	0	(5)
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		10,400	0	(4)	(4)	0	(1)
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		10,320	0	(3)	(3)	0	(1)
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		2,000	0	0	0	0	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		6,200	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	517	(249)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	283	(108)	3	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		15,700	14	(383)	(369)	78	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		55,900	0	(1,917)	(1,917)	497	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		39,370	(818)	(614)	(1,432)	348	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,950	49	580	629	0	(278)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(427)	(280)	(707)	0	(52)

							$44,094	$1,533	$45,627	$6,093	$(1,209)

Total Swap Agreements							$55,104	$(927)	$54,177	$7,564	$(1,251)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$21	$2,240	$7,564	$9,825	$ (39)	$(2,636)	$(1,251)	$(3,926)

(p)

Securities with an aggregate market value of $78,063 and cash of $10,328 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $15 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $243 for closed futures is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	38,994		$28,467	$435	$0
	04/2026	SGD	48		38	1	0

BOA	04/2026	BRL	13,100		2,506	0	(23)
	04/2026	CNH	7,696		1,116	0	(2)
	04/2026	DOP	1,923		31	0	(1)
	04/2026	GBP	1,118		1,503	23	0
	04/2026	INR	494,589		5,286	63	0
	04/2026	KRW	874,948		598	16	0
	04/2026	PLN	6,087		1,646	6	0
	04/2026	SGD	5		4	0	0
	04/2026		$2,498	BRL	13,100	31	0
	04/2026		390	CNH	2,688	0	0
	04/2026		992	INR	93,347	1	0
	04/2026		458	MXN	8,433	13	0
	04/2026		4,309	PEN	15,013	3	0
	04/2026		140	ZAR	2,417	2	0
	04/2026	ZAR	329,669		$19,178	0	(279)
	05/2026		$37	CNY	255	0	0
	06/2026	ILS	10,261		$3,321	51	0
	06/2026	MXN	39,547		2,206	13	0
	06/2026	PEN	29,999		8,722	139	(5)
	06/2026		$1,180	BRL	6,257	12	0
	06/2026		546	ILS	1,703	0	(3)
	08/2026		1,580	ZAR	28,609	92	0
	09/2026	PEN	26,291		$7,754	262	0

54	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2026	BRL	14,000		$2,562	$0	$(29)
	01/2027	PEN	60,199		17,674	624	0

BPS	04/2026	BRL	137,706		25,044	0	(1,540)
	04/2026	CNH	2,622		381	1	0
	04/2026	GBP	1,338		1,775	4	0
	04/2026	ILS	10,129		3,280	58	0
	04/2026	INR	1,658,939		17,734	214	0
	04/2026	KRW	19,456,133		13,076	140	(3)
	04/2026	PLN	2,326		625	0	(2)
	04/2026	THB	275,616		8,524	161	(4)
	04/2026		$5,926	AUD	8,469	0	(83)
	04/2026		26,203	BRL	137,706	382	0
	04/2026		13,523	IDR	228,824,690	1	(44)
	04/2026		2,417	ILS	7,655	18	0
	04/2026		1,180	JPY	188,200	6	0
	04/2026		1,575	KRW	2,351,761	3	(14)
	04/2026		5,175	PLN	18,658	0	(149)
	04/2026		2	THB	68	0	0
	04/2026		7,465	TWD	238,621	1	(19)
	04/2026	ZAR	31,466		$1,858	1	0
	05/2026	ILS	7,647		2,417	0	(18)
	05/2026	INR	585,023		6,183	0	(25)
	05/2026	THB	121,252		3,677	0	(13)
	05/2026	TWD	134,370		4,170	0	(19)
	05/2026		$2,420	BRL	12,703	18	0
	05/2026		3,096	IDR	52,695,591	8	0
	05/2026		618	THB	20,288	0	(1)
	06/2026	COP	861		$0	0	0
	06/2026	THB	195,343		5,947	0	(12)
	06/2026		$3,809	BRL	20,238	47	0
	06/2026		2,780	IDR	46,805,067	0	(28)
	06/2026		62	KWD	19	0	(1)
	07/2026	BRL	38,500		$7,154	0	(129)
	07/2026		$197	KWD	60	0	(2)
	10/2026	BRL	93,300		$17,020	0	(248)
	05/2030	KWD	784		2,700	123	0
	08/2030		202		680	16	0
	01/2031		67		226	5	0

BRC	04/2026	CAD	48		35	0	0
	04/2026	HKD	934		119	0	0
	04/2026	TRY	1,104,924		24,128	0	(339)
	04/2026		$1,574	PLN	5,663	0	(48)
	04/2026		23,847	TRY	1,087,554	250	0
	04/2026	ZAR	273,873		$16,736	572	0
	05/2026	TRY	318,800		6,845	0	(35)
	05/2026		$35	CAD	48	0	0
	05/2026		28,547	TRY	1,323,945	8	0
	06/2026	ILS	128		$41	1	0
	08/2026		$784	ZAR	13,803	23	0

BSH	04/2026	BRL	192,600		$34,688	0	(2,494)
	04/2026	JPY	401,888		2,517	0	(15)
	04/2026		$37,086	BRL	192,600	97	0
	04/2026		45,728	GBP	34,351	0	(261)
	04/2026		25,413	NZD	44,020	0	(117)
	04/2026		8,651	PLN	31,293	0	(222)
	05/2026	GBP	34,351		$45,727	261	0
	05/2026	NZD	44,020		25,441	119	0
	05/2026	PEN	52,747		15,546	425	0
	05/2026		$2,517	JPY	400,678	15	0
	06/2026		8,677	PEN	29,416	0	(258)
	10/2026	BRL	205,400		$37,914	0	(101)
	12/2026	PEN	17,502		5,172	209	0

CBK	04/2026	AUD	3,254		2,283	38	0
	04/2026	CNH	2,618		379	0	(1)
	04/2026	COP	13,513,594		3,549	0	(128)
	04/2026	EUR	5,793		6,724	28	0
	04/2026	GBP	1,400		1,875	21	0
	04/2026	INR	1,963,640		21,094	356	0
	04/2026	NOK	11,085		1,141	1	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	PEN	15,847		$4,645	$93	$0
	04/2026	SEK	8,735		937	14	0
	04/2026	THB	262		8	0	0
	04/2026	TWD	12,487		392	1	0
	04/2026		$1,182	CNH	8,146	1	0
	04/2026		1,182	GBP	881	0	(15)
	04/2026		66,952	INR	6,147,069	15	(1,892)
	04/2026		580	PEN	2,012	0	(2)
	05/2026	PEN	187,938		$54,520	845	(193)
	05/2026		$1,430	AUD	2,087	9	0
	05/2026		0	JPY	9	0	0
	06/2026	COP	166,391,854		$43,639	0	(917)
	06/2026	ILS	2,663		864	15	0
	06/2026	MXN	146,730		8,169	28	0
	06/2026		$872	IDR	14,654,399	0	(10)
	06/2026		6,961	MXN	121,465	0	(226)
	07/2026	PEN	45,240		$13,352	414	0
	08/2026	COP	26,123,402		6,871	0	(24)
	08/2026	PEN	55,610		16,301	433	0
	09/2026	CLP	2,027,195		2,265	75	0
	09/2026	PEN	7,694		2,225	32	0
	09/2026		$931	MXN	16,655	0	(15)
	11/2026	PEN	16,281		$4,760	138	0

CIB	04/2026	ZAR	650		38	0	0

DUB	04/2026	CNH	4,932		713	0	(3)
	04/2026	CZK	1,882		89	0	0
	04/2026	HKD	4,534		580	1	0
	04/2026	ILS	20,436		6,602	100	0
	04/2026	INR	438,687		4,683	54	(4)
	04/2026		$8,947	AUD	13,042	52	0
	04/2026		1,468	CNH	10,061	0	(8)
	04/2026		160	EGP	8,175	0	(11)
	04/2026		4,386	INR	411,133	22	(44)
	04/2026		51,999	SGD	66,424	0	(336)
	04/2026		2,761	THB	90,183	0	(24)
	05/2026	AUD	13,042		$8,944	0	(52)
	05/2026	SGD	66,275		51,999	333	0
	05/2026	THB	15,165		461	0	(1)
	05/2026		$713	CNH	4,920	3	0
	06/2026	COP	6,174,723		$1,657	3	0
	06/2026	THB	89,999		2,761	15	0
	06/2026	TWD	353		11	0	0
	08/2026	PEN	50,185		14,878	552	0
	09/2026	UZS	3,185,750		250	0	(2)
	12/2026		4,875,000		375	0	(3)

FAR	04/2026	AUD	6,512		4,615	122	0
	04/2026	CHF	6,104		7,909	275	0
	04/2026	GBP	33,722		45,572	937	0
	04/2026	JPY	500,388		3,135	0	(18)
	04/2026	SGD	8		6	0	0
	04/2026		$5,417	CHF	4,317	0	(18)
	04/2026		488	JPY	76,271	0	(8)
	04/2026		1,748	PLN	6,307	0	(49)
	04/2026		1,610	SEK	15,198	0	(4)
	04/2026		281	SGD	359	0	(2)
	05/2026	CHF	4,301		$5,417	19	0
	05/2026	ILS	12,717		4,018	0	(31)
	05/2026	SEK	15,173		1,610	5	0
	05/2026	SGD	358		281	2	0
	05/2026		$3,135	JPY	498,876	18	0
	06/2026	ILS	7,303		$2,369	41	0
	06/2026	PEN	6,274		1,816	20	0
	06/2026		$3,380	MXN	58,882	0	(115)
	07/2026	PEN	12,368		$3,658	123	0
	09/2026		$756	MXN	13,344	0	(22)

GLM	04/2026	BRL	542,339		$98,885	0	(5,817)
	04/2026	COP	1,335,636		355	0	(8)
	04/2026	DOP	30,210		468	0	(27)
	04/2026	ILS	9,902		3,185	34	0
	04/2026	INR	285,605		3,063	47	0

56	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	KZT	12,154		$25	$0	$0
	04/2026		$102,652	BRL	542,339	2,049	0
	04/2026		1,059	CNH	7,273	0	(3)
	04/2026		363	IDR	6,129,388	0	(2)
	04/2026		5,436	MXN	99,887	134	0
	04/2026		1,537	THB	50,434	0	(6)
	05/2026	DOP	11,550		$192	3	(1)
	05/2026	THB	87,976		2,663	0	(15)
	06/2026	BRL	5		1	0	0
	06/2026	DOP	2,516		41	0	0
	06/2026	IDR	19,139,001		1,135	10	0
	06/2026	MXN	7,904		444	5	0
	06/2026	THB	50,344		1,537	1	0
	06/2026		$3,529	BRL	18,780	49	0
	06/2026		1,972	IDR	33,375,975	0	(10)
	06/2026		5,943	MXN	103,515	0	(203)
	07/2026	BRL	132,900		$24,668	0	(470)
	07/2026		$42,969	BRL	231,164	757	0
	09/2026	DOP	2,275		$36	0	(1)

IND	04/2026	EUR	92,491		109,211	2,306	0
	04/2026		$1,005	DKK	6,533	5	0
	05/2026	DKK	6,523		$1,005	0	(5)

JPM	04/2026	BRL	62,200		11,764	0	(244)
	04/2026	CNH	10,298		1,490	0	(6)
	04/2026	CZK	1,140		53	0	0
	04/2026	EUR	647		743	0	(5)
	04/2026	HKD	5,291		677	1	0
	04/2026	INR	147,444		1,568	11	0
	04/2026	PLN	13,342		3,635	47	(6)
	04/2026	SGD	66,717		52,940	1,048	0
	04/2026		$11,775	BRL	62,200	234	0
	04/2026		6,175	EUR	5,261	0	(94)
	04/2026		1,568	INR	147,697	3	0
	04/2026		134	KRW	197,595	0	(3)
	04/2026		1,441	MXN	26,557	40	0
	04/2026		17,519	ZAR	299,228	141	0
	04/2026	ZAR	793,073		$47,449	646	(3)
	05/2026	AUD	4,387		3,007	0	(19)
	05/2026	THB	53,927		1,641	0	0
	05/2026		$750	CNH	5,177	4	0
	05/2026		28	JPY	4,409	0	0
	06/2026	ILS	6,726		$2,177	33	0
	06/2026	MXN	43,428		2,421	13	0
	06/2026		$19	IDR	328,615	0	0
	06/2026		521	ILS	1,618	0	(5)
	06/2026		42,017	MXN	735,089	0	(1,255)
	07/2026	BRL	38,500		$7,116	0	(166)
	10/2026		26,600		4,843	0	(80)
	06/2027	UZS	849,870		63	0	0

MBC	04/2026	AUD	5,362		3,741	41	0
	04/2026	CHF	952		1,205	14	0
	04/2026	DKK	6,536		1,033	22	0
	04/2026	EUR	9,422		10,909	18	0
	04/2026	JPY	223,001		1,395	0	(10)
	04/2026	NOK	2,312		238	0	(1)
	04/2026	SEK	20,880		2,234	29	0
	04/2026	THB	81,172		2,544	79	0
	04/2026		$2,855	AUD	4,119	0	(13)
	04/2026		2,486	CHF	1,955	0	(41)
	04/2026		3,139	GBP	2,346	0	(34)
	04/2026		2,994	JPY	474,026	4	(11)
	04/2026		1,161	MXN	21,422	34	0
	04/2026		1,583	NOK	15,151	3	(20)
	04/2026		1,140	NZD	1,952	0	(18)
	05/2026	NOK	2,371		$242	0	(2)
	05/2026		$200	EGP	10,196	0	(21)
	05/2026		2,435	JPY	387,828	16	0
	06/2026	MXN	5,026		$278	0	0

MYI	04/2026	PLN	1,310		370	17	0
	04/2026		$1,199	MXN	21,842	19	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	IDR	280,680		$17	$0	$0

NGF	04/2026	NOK	1,756		183	1	0
	04/2026		$704	TRY	32,439	1	0

SCX	04/2026	NZD	45,972		$27,485	1,067	0
	04/2026	SGD	5		4	0	0
	04/2026	THB	7,629		240	8	0
	04/2026		$28,200	CAD	39,042	0	(132)
	04/2026		148	EGP	7,265	0	(18)
	04/2026		7,277	INR	662,049	0	(286)
	04/2026		385	JPY	59,984	0	(7)
	04/2026		1,417	PLN	5,128	0	(36)
	04/2026		2,485	TWD	79,295	0	(7)
	05/2026	CAD	38,989		$28,200	132	0
	05/2026	THB	23		1	0	0
	06/2026		$3,420	IDR	57,657,694	0	(30)
	11/2026	NGN	533,775		$330	0	(27)

SOG	04/2026	EUR	5,070		5,999	139	0
	04/2026		$1,012	CHF	781	0	(35)
	04/2026		100	EGP	4,903	0	(11)
	04/2026		124,818	EUR	108,162	200	0
	04/2026		2,126	JPY	330,849	0	(42)
	05/2026	EUR	108,162		$125,014	0	(195)
	06/2026	ILS	5,170		1,675	27	0
	06/2026		$12,586	PEN	42,404	0	(447)
	07/2026		600	EGP	30,450	0	(79)

SSB	04/2026	AUD	10,502		$7,473	228	0
	04/2026		$3	JPY	388	0	0
	04/2026		1,584	SEK	14,405	0	(62)

UAG	04/2026	CZK	2,304		$110	1	0
	04/2026	PLN	6,025		1,637	14	0
	04/2026		$1,949	COP	7,244,965	23	0
	04/2026		11,999	KRW	17,677,585	0	(243)
	04/2026		7,157	PLN	25,871	0	(188)
	05/2026	THB	36		$1	0	0
	06/2026	COP	13,228,233		3,506	0	(36)
	06/2026	ILS	8,388		2,714	40	0
	06/2026	MXN	6,410		357	2	0

Total Forward Foreign Currency Contracts						$20,028	$(21,274)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	10,750	$141	$318
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,480	56	16
	Put - OTC USD versus KRW		1,400.000	07/13/2026	3,720	25	12
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	15,771	753	1,127

						$975	$1,473

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	9,800	$879	$757
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	9,800	879	842
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	31,900	3,054	2,080
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,974

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	182,300	149	405

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	834
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,512

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	286,900	221	637
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	1,665
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	3,048

							$15,948	$15,754

Total Purchased Options							$16,923	$17,227

58	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	10,750	$(26)	$(67)
	Call - OTC USD versus BRL		5.700	04/23/2026	10,750	(91)	(12)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,480	(19)	(4)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	3,720	(8)	(3)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	31,542	(754)	(1,009)

MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	13,033	(85)	(152)

ULO	Call - OTC USD versus JPY		157.700	04/24/2026	50	0	(1)

						$(983)	$(1,248)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	2,900	$(9)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	2,900	(10)	(16)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	1,600	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	1,600	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	2,800	(10)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	2,800	(10)	(8)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	2,300	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	2,300	(5)	(9)

							$(59)	$(55)

Total Written Options							$(1,042)	$(1,303)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$	700	$(6)	$5	$0	$(1)

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.194	EUR	5,900	1,407	(1,158)	249	0

								$1,401	$(1,153)	$249	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$881	$(26)	$27	$1	$0

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	17,724	0	24	24	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,848	(415)	431	16	0

						$(441)	$482	$41	$0

Total Swap Agreements						$960	$(671)	$290	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$436	$0	$0	$436	$0	$0	$0	$0	$436	$(320)	$116
BOA	1,351	9,126	0	10,477	(342)	(1,115)	0	(1,457)	9,020	(1,530)	7,490
BPS	1,207	0	0	1,207	(2,354)	0	0	(2,354)	(1,147)	1,110	(37)
BRC	854	0	0	854	(422)	0	0	(422)	432	(698)	(266)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BSH	$1,126	$0	$0	$1,126	$(3,468)	$0	$0	$(3,468)	$(2,342)	$2,011	$(331)
CBK	2,557	0	0	2,557	(3,427)	0	0	(3,427)	(870)	871	1
DUB	1,135	405	0	1,540	(488)	0	0	(488)	1,052	(1,200)	(148)
FAR	1,562	0	0	1,562	(267)	0	0	(267)	1,295	(1,520)	(225)
GLM	3,089	0	0	3,089	(6,563)	(26)	0	(6,589)	(3,500)	3,886	386
GST	0	0	1	1	0	0	(1)	(1)	0	0	0
IND	2,311	0	0	2,311	(5)	0	0	(5)	2,306	(3,160)	(854)
JPM	2,221	2,346	249	4,816	(1,886)	0	0	(1,886)	2,930	(686)	2,244
MBC	260	0	0	260	(171)	0	0	(171)	89	0	89
MYC	0	5,350	0	5,350	0	(9)	0	(9)	5,341	(360)	4,981
MYI	36	0	24	60	0	(152)	0	(152)	(92)	3	(89)
NGF	2	0	0	2	0	0	0	0	2	0	2
SCX	1,207	0	0	1,207	(543)	0	0	(543)	664	(580)	84
SOG	366	0	0	366	(809)	0	0	(809)	(443)	346	(97)
SSB	228	0	0	228	(62)	0	0	(62)	166	0	166
UAG	80	0	16	96	(467)	0	0	(467)	(371)	441	70
ULO	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$20,028	$17,227	$290	$37,545	$(21,274)	$(1,303)	$(1)	$(22,578)

(r)

Securities with an aggregate market value of $8,668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$21	$0	$0	$0	$0	$21
Futures	0	0	0	0	2,240	2,240
Swap Agreements	0	1,471	0	0	6,093	7,564

	$21	$1,471	$0	$0	$8,333	$9,825

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,028	$0	$20,028
Purchased Options	0	0	0	1,473	15,754	17,227
Swap Agreements	0	290	0	0	0	290

	$0	$290	$0	$21,501	$15,754	$37,545

	$21	$1,761	$0	$21,501	$24,087	$47,370

60	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$39	$39
Futures	361	0	0	0	2,275	2,636
Swap Agreements	0	42	0	0	1,209	1,251

	$361	$42	$0	$0	$3,523	$3,926

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,274	$0	$21,274
Written Options	0	0	0	1,248	55	1,303
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$22,522	$55	$22,578

	$361	$43	$0	$22,522	$3,578	$26,504

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,572	$1,572
Futures	647	0	0	0	1,055	1,702
Swap Agreements	0	5,305	0	0	11,592	16,897

	$647	$5,305	$0	$0	$14,219	$20,171

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(48,877)	$0	$(48,877)
Purchased Options	0	0	0	123	(4,969)	(4,846)
Written Options	0	35	0	296	8,826	9,157
Swap Agreements	0	1,148	0	0	0	1,148

	$0	$1,183	$0	$(48,458)	$3,857	$(43,418)

	$647	$6,488	$0	$(48,458)	$18,076	$(23,247)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(430)	$0	$0	$0	$0	$(430)
Written Options	0	0	0	0	(1)	(1)
Futures	(3,178)	0	0	0	(1,513)	(4,691)
Swap Agreements	0	(2,388)	0	0	(12,869)	(15,257)

	$(3,608)	$(2,388)	$0	$0	$(14,383)	$(20,379)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(462)	$0	$(462)
Purchased Options	0	0	0	498	3,138	3,636
Written Options	0	0	0	(265)	(4,223)	(4,488)
Swap Agreements	0	(896)	0	0	0	(896)

	$0	$(896)	$0	$(229)	$(1,085)	$(2,210)

	$(3,608)	$(3,284)	$0	$(229)	$(15,468)	$(22,589)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,506	$10,714	$40,220
Corporate Bonds & Notes
Banking & Finance	0	281,715	7,412	289,127
Industrials	0	180,265	0	180,265
Utilities	0	62,631	30	62,661
Municipal Bonds & Notes
California	0	2,145	0	2,145
Illinois	0	845	0	845
West Virginia	0	4,137	0	4,137

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
U.S. Government Agencies	$0	$1,785,304	$0	$1,785,304
U.S. Treasury Obligations	0	275,197	0	275,197
Non-Agency Mortgage-Backed Securities	0	141,374	27,322	168,696
Asset-Backed Securities
Home Equity Other	0	172,438	0	172,438
Home Equity Sequential	0	2,267	0	2,267
Manufacturing House Sequential	0	1,776	0	1,776
Whole Loan Collateral	0	26,230	0	26,230
Other ABS	0	128,295	0	128,295

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)	March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Sovereign Issues	$0	$531,125	$839	$531,964
Common Stocks
Communication Services	0	0	334	334
Convertible Preferred Securities
Banking & Finance	4,043	0	0	4,043
Preferred Securities
Banking & Finance	694	4,133	0	4,827
Short-Term Instruments
Commercial Paper	250	87,620	0	87,870
Repurchase Agreements	0	245,058	0	245,058
Egypt Treasury Bills	0	139	0	139
Nigeria Treasury Bills	0	14,459	0	14,459
Turkey Treasury Bills	0	871	0	871
U.S. Treasury Bills	0	1,034	0	1,034

	$4,987	$3,978,564	$46,651	$4,030,202

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$547,038	$0	$0	$547,038

Total Investments	$552,025	$3,978,564	$46,651	$4,577,240

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(211,292)	$0	$(211,292)
U.S. Government Agencies	0	(154,468)	0	(154,468)

	$0	$(365,760)	$0	$(365,760)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	484	9,098	0	9,582
Over the counter	0	37,545	0	37,545

	$484	$46,643	$0	$47,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,093)	(2,833)	0	(3,926)
Over the counter	0	(22,578)	0	(22,578)

	$(1,093)	$(25,411)	$0	$(26,504)

Total Financial Derivative Instruments	$(609)	$21,232	$0	$20,623

Totals	$551,416	$3,634,036	$46,651	$4,232,103

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$9,587	$603	$(3)	$8	$0	$519	$0	$0	$10,714	$519
Corporate Bonds & Notes
Banking & Finance	4,325	3,118	0	0	0	(31)	0	0	7,412	(32)
Utilities	0	25	0	0	0	5	0	0	30	5
Non-Agency Mortgage-Backed Securities	3,931	25,892	0	52	0	1,697	0	(4,250)	27,322	1,430
Sovereign Issues	0	834	0	0	0	5	0	0	839	5
Common Stocks
Communication Services	0	0	0	0	0	334	0	0	334	334
Financials	762	0	(787)	0	(1,300)	1,325	0	0	0	(11)

Totals	$18,605	$30,472	$(790)	$60	$(1,300)	$3,854	$0	$(4,250)	$46,651	$2,250

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$10,714	Discounted Cash Flow	Discount Rate		4.220-6.790	4.708
Corporate Bonds & Notes
Banking & Finance	6,185	Discounted Cash Flow	Discount Rate		4.774-6.918	5.564
	1,227	Proxy Pricing	Base Price		100.000	—
Utilities	30	Indicative Market Quotation	Broker Quote	EUR	12.000	—
Non-Agency Mortgage-Backed Securities	27,322	Recent Transaction	Purchase Price		100.000	—
Sovereign Issues	839	Proxy Pricing	Base Price		100.000	—
Common Stocks
Communication Services	334	Indicative Market Quotation	Broker Quote	$	15.000	—

Total	$46,651

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

62	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Extended Duration Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 232.6%

CORPORATE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Beignet Investor LLC
6.581% due 05/30/2049	$4,760	$4,898

Total Corporate Bonds & Notes (Cost $4,760)		4,898

U.S. GOVERNMENT AGENCIES 22.6%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.447% due 11/25/2052 ~	4,336	4,037

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	932	905

Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2041 (b)(e)	2,107	1,629
3.000% due 04/15/2053	1,658	1,286
4.000% due 09/15/2054	947	873
4.562% due 12/25/2055 •	1,727	1,733
6.000% due 06/15/2035	505	523

Federal National Mortgage Association
4.000% due 08/01/2048	30	29

Federal National Mortgage Association REMICS
3.000% due 07/25/2043	534	452
5.000% due 08/25/2033	13	13
5.500% due 04/25/2033 - 08/25/2035	16	16
6.000% due 12/25/2034	359	368

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	2,225	102

Government National Mortgage Association
4.000% due 09/20/2055	99	93

Government National Mortgage Association REMICS
5.500% due 10/20/2037	196	198

Government National Mortgage Association, TBA
4.000% due 04/01/2056	11,000	10,306
4.500% due 06/01/2040	2,100	2,025

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	800	726

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	882

U.S. Small Business Administration
5.290% due 12/01/2027	8	8

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 05/01/2056	21,400	20,193
5.000% due 04/01/2056 - 05/01/2056	30,200	29,755
6.000% due 06/01/2056	33,200	33,794
6.500% due 06/01/2056	1,700	1,757

Total U.S. Government Agencies (Cost $113,434)		111,703

U.S. TREASURY OBLIGATIONS 193.7%

U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	97,000	50,629
2.250% due 08/15/2049 (h)	3,400	2,116
2.250% due 02/15/2052 (h)	5,500	3,316
2.750% due 11/15/2047 (h)	16,401	11,574
3.000% due 11/15/2044	80	61
3.000% due 02/15/2047 (h)	8,050	6,000
3.000% due 05/15/2047 (h)	3,000	2,231
3.125% due 08/15/2044 (h)	2,100	1,647
3.375% due 11/15/2048 (h)	18,600	14,581
3.625% due 02/15/2053 (h)	1,200	963
4.000% due 11/15/2052 (h)	1,900	1,633
4.250% due 02/15/2054 (h)	9,600	8,601
4.250% due 08/15/2054 (h)	12,700	11,377
4.500% due 11/15/2054 (h)	2,800	2,617
4.625% due 02/15/2046 (h)	14,700	14,173
4.625% due 02/15/2055 (h)	44,400	42,359
4.625% due 11/15/2055 (h)	16,700	15,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 05/15/2055 (h)	$31,200	$30,390
4.750% due 08/15/2055 (h)	61,200	59,651

U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032 (h)	5,820	5,493
1.125% due 01/15/2033 (h)	9,258	8,920
1.750% due 01/15/2034 (h)	9,099	9,064
1.875% due 07/15/2034 (h)	622	625
2.125% due 01/15/2035 (h)	1,031	1,048

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	22,524
0.000% due 08/15/2034 (a)(h)	76,520	53,522
0.000% due 11/15/2034 (a)(j)	34,600	23,906
0.000% due 08/15/2035 (a)(j)	6,870	4,570
0.000% due 05/15/2036 (a)	52,000	33,241
0.000% due 11/15/2036 (a)(h)	76,900	47,823
0.000% due 05/15/2037 (a)	54,350	32,877
0.000% due 08/15/2037 (a)	9,100	5,424
0.000% due 05/15/2041 (a)	160	76
0.000% due 08/15/2041 (a)	120	56
0.000% due 11/15/2041 (a)	60	28
0.000% due 08/15/2042 (a)	690	304
0.000% due 11/15/2042 (a)	120	52
0.000% due 08/15/2041 (e)	14,800	7,088
0.000% due 02/15/2042 (e)(j)	9,500	4,404
0.000% due 05/15/2042 (e)(j)	9,700	4,429
0.000% due 05/15/2043 (e)	16,610	7,142
0.000% due 08/15/2043 (e)	22,200	9,402
0.000% due 05/15/2044 (e)	32,700	13,288
0.000% due 08/15/2044 (e)(j)	1,500	601
0.000% due 11/15/2044 (e)(j)	4,800	1,894
0.000% due 02/15/2045 (e)(j)	5,200	2,027
0.000% due 05/15/2045 (e)(j)	7,750	2,978
0.000% due 08/15/2046 (e)(j)	3,500	1,258
0.000% due 05/15/2048 (e)	77,000	25,261
0.000% due 08/15/2048 (e)(h)	153,800	49,813
0.000% due 11/15/2048 (e)(h)	172,400	55,158
0.000% due 02/15/2049 (e)	120,600	38,093
0.000% due 08/15/2049 (e)	72,300	22,269
0.000% due 11/15/2049 (e)	155,500	47,230
0.000% due 08/15/2050 (e)(h)	202,600	59,403
0.000% due 05/15/2051 (e)(h)	213,900	60,317
0.000% due 11/15/2054 (e)	58,200	14,098

Total U.S. Treasury Obligations (Cost $1,327,998)		955,584

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	3,000	2,648

Bank5
4.793% due 12/15/2058	1,300	1,306

BBCMS Mortgage Trust
5.015% due 09/15/2058	900	911

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~	88	46

Benchmark Mortgage Trust
5.660% due 04/15/2057	1,200	1,240

BMO Mortgage Trust
5.187% due 07/15/2058	800	813

CHL Mortgage Pass-Through Trust
4.592% due 09/25/2047 ~	65	60

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,726

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •	662	661

JP Morgan Mortgage Trust
4.693% due 12/25/2049 •	48	47
5.818% due 07/25/2035 ~	10	10

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	1,052	1,012

PMT Loan Trust
5.021% due 02/25/2057 •	1,200	1,203

Sequoia Mortgage Trust
5.172% due 04/25/2056 •	1,400	1,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		$169	$164

WaMu Mortgage Pass-Through Certificates Trust
4.589% due 01/25/2047 •		57	55
5.359% due 10/25/2046 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $14,212)			13,307

ASSET-BACKED SECURITIES 7.9%

AUTOMOBILE SEQUENTIAL 0.3%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		1,400	1,454

CMBS OTHER 1.0%

Acore Issuer LLC
5.125% due 08/20/2043 •		500	500

ACREC LLC
5.130% due 01/18/2043 •		200	200

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •		628	630

BDS Ltd.
5.144% due 12/16/2036 •		146	146

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		1,000	1,000

LMNT CRE LLC
5.225% due 07/21/2043 •		900	900

LRECS LLC
5.177% due 08/19/2043 •		1,200	1,198

MF1 LLC
5.827% due 06/19/2037 •		303	303

			4,877

HOME EQUITY OTHER 1.2%

ACE Securities Corp. Home Equity Loan Trust
4.588% due 01/25/2035 •		3,094	3,014

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •		1,342	1,361

MASTR Asset-Backed Securities Trust
4.618% due 10/25/2034 •		887	875

RCKT Mortgage Trust
5.553% due 03/25/2055 þ		594	598

			5,848

OTHER ABS 5.4%

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •		1,000	1,000

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		700	700

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •	EUR	500	578

Black Diamond CLO DAC
2.964% due 05/15/2032 •		446	516

Capital Four CLO X DAC
3.279% due 10/25/2038 •		300	346

College Avenue Student Loans LLC
5.562% due 05/25/2055 •		$615	627

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	1,000	1,154

Dell Equipment Finance Trust
4.680% due 07/22/2027		$701	702

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •		317	315

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		427	427

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	1,010	1,167

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		1,200	1,386

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	1,000	$1,155

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •		1,100	1,271

Nelnet Student Loan Trust
4.610% due 02/21/2061		$1,343	1,326

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		1,000	1,001

OFSI BSL X Ltd.
4.938% due 04/20/2034 •		1,000	1,001

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(c)	EUR	800	925

Penta CLO 9 DAC
2.880% due 07/25/2036 •		1,000	1,153

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		$796	803

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	1,400	1,617

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •		1,000	1,155

Slam Ltd.
5.807% due 05/15/2050		$475	481

SMB Private Education Loan Trust
5.030% due 03/15/2056 (c)		1,400	1,402

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		800	801

Toro European CLO 2 DAC
3.020% due 07/25/2034 •	EUR	1,000	1,156

Trysail CLO Ltd.
4.907% due 10/20/2033 •		$1,000	1,001

UPX HIL Issuer Trust
5.160% due 01/25/2047		780	778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		$738	$739

			26,683

Total Asset-Backed Securities (Cost $38,780)			38,862

SOVEREIGN ISSUES 4.3%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,000	701

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$400	397

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	380,000	1,818
2.400% due 03/20/2055		47,000	230
2.800% due 06/20/2055		180,000	961

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		500,000	2,618
2.400% due 03/20/2045		74,000	412

Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,100	1,119
6.150% due 08/12/2032		12,400	3,726
6.950% due 08/12/2031		4,161	1,297

Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	7,800	450
8.500% due 01/31/2037		11,300	624
8.875% due 02/28/2035		112,600	6,540

U.K. Gilts
4.375% due 07/31/2054	GBP	200	220

Total Sovereign Issues (Cost $21,873)			21,113

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (g) 0.1%
			553

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
3.701% due 06/30/2026 - 07/21/2026 (d)(e)	$1,385	$1,371

Total Short-Term Instruments (Cost $1,924)		1,924

Total Investments in Securities (Cost $1,522,981)		1,147,391

	SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III	651,859	6,348

Total Short-Term Instruments (Cost $6,348)		6,348

Total Investments in Affiliates (Cost $6,348)		6,348

Total Investments 233.9% (Cost $1,529,329)		$1,153,739

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(319))		180

Other Assets and Liabilities, net (133.9)%		(660,699)

Net Assets 100.0%		$493,220

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
GSC	3.500%	03/31/2026	04/01/2026	$ 553	U.S. Treasury Strips 0.000% due 08/15/2048	$(551)	$553	$553

Total Repurchase Agreements						$(551)	$553	$553

64	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	3.730%	03/31/2026	04/01/2026	$(16,262)	$(16,262)
	3.760	03/31/2026	04/01/2026	(262,637)	(262,637)
BSN	3.770	03/06/2026	04/06/2026	(101,856)	(102,134)
DEU	3.760	03/18/2026	04/08/2026	(6,878)	(6,888)
	3.770	03/03/2026	04/07/2026	(1,706)	(1,711)
	3.770	03/04/2026	04/08/2026	(1,710)	(1,715)
	3.770	03/24/2026	04/07/2026	(2,242)	(2,244)
IND	3.760	03/31/2026	04/07/2026	(94,024)	(94,034)
JPS	3.700	04/01/2026	04/07/2026	(16,241)	(16,241)
	3.760	03/09/2026	04/20/2026	(5,040)	(5,052)
	3.760	03/12/2026	04/23/2026	(6,078)	(6,090)
	3.780	03/31/2026	04/01/2026	(620)	(620)
MSC	1.750	03/30/2026	04/06/2026	(14,094)	(14,095)

Total Reverse Repurchase Agreements					$(529,723)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	3.770%	03/27/2026	05/04/2026	$(59,762)	$(59,793)

Total Sale-Buyback Transactions					$(59,793)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(278,899)	$0	$(278,899)	$278,529	$(370)
BSN	0	(102,134)	0	(102,134)	101,143	(991)
DEU	0	(12,558)	0	(12,558)	11,933	(625)
GSC	553	0	0	553	(551)	2
IND	0	(94,034)	0	(94,034)	92,988	(1,046)
JPS	0	(28,003)	0	(28,003)	11,790	(16,213)
MSC	0	(14,095)	0	(14,095)	14,173	78

Master Securities Forward Transaction Agreement
UBS	0	0	(59,793)	(59,793)	59,651	(142)

Total Borrowings and Other Financing Transactions	$553	$(529,723)	$(59,793)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(279,519)	$(233,963)	$0	$0	$(513,482)

Total	$(279,519)	$(233,963)	$0	$0	$(513,482)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(59,793)	0	(59,793)

Total	$0	$0	$(59,793)	$0	$(59,793)

Total Borrowings	$(279,519)	$(233,963)	$(59,793)	$0	$(573,275)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(573,275)

(h)	Securities with an aggregate market value of $568,159 and cash of $2,343 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(513,411) at a weighted average interest rate of 4.151%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(207) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(16,241) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	13	$13	$(4)	$(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	13	13	(3)	(2)

Total Written Options					$(7)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	498	$120,074	$(679)	$34	$0
3-Month SOFR Active Contract March Futures	06/2027	124	29,879	(165)	11	0
3-Month SOFR Active Contract September Futures	12/2027	124	29,926	(102)	7	0
Australia Government 10-Year Bond June Futures	06/2026	82	6,096	(36)	57	0
Euro-Bund June Futures	06/2026	39	5,652	(141)	41	0
Long Guilt June Futures	06/2026	134	15,571	(883)	117	0
U.S. Treasury 10-Year Note June Futures	06/2026	492	54,635	(848)	89	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	225	26,227	(936)	0	(18)

				$(3,790)	$356	$(18)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat June Futures	06/2026	44	$(6,036)	$191	$0	$(56)
Japan Government 10-Year Bond June Futures	06/2026	17	(13,958)	163	3	(30)
U.S. Treasury 2-Year Note June Futures	06/2026	170	(35,266)	249	0	(19)
U.S. Treasury 5-Year Note June Futures	06/2026	194	(20,987)	146	0	(27)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3,367	(382,207)	8,809	0	(710)
U.S. Treasury Long-Term Bond June Futures	06/2026	1,181	(134,486)	4,588	0	(92)

				$14,146	$3	$(934)

Total Futures Contracts				$10,356	$359	$(952)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	16,010	$(70)	$(613)	$(683)	$51	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		5,080	16	227	243	0	(21)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		10,900	356	214	570	0	(43)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,830,000	56	22	78	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028	$	3,340	14	(36)	(22)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,400	21	(56)	(35)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		10,200	(90)	60	(30)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		40,779	(41)	(78)	(119)	0	(48)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		8,000	62	51	113	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		850	(3)	(2)	(5)	0	(1)

66	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.899%	Annual	03/11/2035	$	700	$(2)	$(2)	$(4)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,100	(15)	143	128	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		500	(1)	5	4	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		6,100	75	(9)	66	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(387)	3,940	3,553	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		9,100	(155)	3,855	3,700	28	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		3,000	57	13	70	12	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	14,000	(133)	26	(107)	62	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	5,200	(104)	(85)	(189)	46	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,910	62	62	124	0	(55)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	1,000	2	2	4	0	(2)

							$(282)	$7,735	$7,453	$223	$(220)

Total Swap Agreements							$(282)	$7,735	$7,453	$223	$(220)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 359	$ 223	$ 582	$ (7)	$ (952)	$ (220)	$ (1,179)

(j)

Securities with an aggregate market value of $13,779 and cash of $6,230 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	6,101		$4,454	$68	$0

BOA	04/2026	BRL	5		1	0	0
	04/2026	CNH	1,324		192	0	0
	04/2026	INR	39,115		417	4	0
	04/2026	KRW	277,473		190	6	0
	04/2026	PLN	1,031		279	1	0
	04/2026		$1	BRL	5	0	0
	04/2026		70	CNH	482	0	0
	04/2026		8,816	EUR	7,671	50	0
	04/2026		210	ILS	649	0	(4)
	04/2026		417	INR	39,184	0	0
	04/2026		65	MXN	1,197	2	0
	05/2026	EUR	7,671		$8,830	0	(50)
	06/2026	BRL	5		1	0	0
	06/2026	ILS	1,801		583	9	0
	06/2026	MXN	6,795		379	2	0
	06/2026		$96	ILS	298	0	(1)

BPS	04/2026	AUD	220		$157	5	0
	04/2026	BRL	2,858		548	0	(4)
	04/2026	CNH	484		70	0	0
	04/2026	ILS	1,426		462	8	0
	04/2026	KRW	519,116		346	1	(1)
	04/2026	PLN	946		259	5	0
	04/2026	THB	46,736		1,446	28	(1)
	04/2026		$502	AUD	712	0	(11)
	04/2026		548	BRL	2,858	4	0
	04/2026		2,315	IDR	39,172,077	0	(8)
	04/2026		263	ILS	834	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$378	KRW	565,678	$1	$(4)
	04/2026		503	PLN	1,814	0	(14)
	04/2026		1	THB	20	0	0
	04/2026		1,217	TWD	38,906	0	(3)
	04/2026	ZAR	6,019		$355	0	0
	05/2026	ILS	833		263	0	(2)
	05/2026	INR	101,743		1,075	0	(4)
	05/2026	TWD	23,394		726	0	(3)
	05/2026		$420	BRL	2,205	3	0
	05/2026		541	IDR	9,204,033	1	0
	05/2026		108	THB	3,545	0	0
	06/2026		167	IDR	2,813,915	0	(2)
	06/2026		59	TWD	1,888	0	0

BRC	04/2026	PLN	547		$152	5	0
	04/2026	THB	3,784		120	5	0
	04/2026	TRY	276,192		6,086	0	(40)
	04/2026		$484	SEK	4,390	0	(20)
	04/2026		2,796	TRY	127,969	18	0
	04/2026	ZAR	6,990		$427	15	0
	05/2026	TRY	17,600		377	0	(3)
	06/2026	ILS	355		115	2	0

BSH	04/2026		$846	JPY	135,016	5	0
	04/2026		3,753	NZD	6,502	0	(17)
	04/2026		2,215	PLN	8,013	0	(57)
	05/2026	JPY	134,610		$846	0	(5)
	05/2026	NZD	6,502		3,758	18	0
	05/2026	PEN	12,203		3,577	80	0

CBK	04/2026	AUD	565		398	8	0
	04/2026	CAD	830		609	12	0
	04/2026	CNH	447		65	0	0
	04/2026	GBP	204		272	2	0
	04/2026	IDR	2,698,379		160	1	0
	04/2026	INR	298,526		3,194	42	0
	04/2026	NOK	1,015		104	0	(1)
	04/2026	SEK	1,035		111	2	0
	04/2026	THB	26		1	0	0
	04/2026	TWD	1,873		59	0	0
	04/2026		$202	CNH	1,392	0	0
	04/2026		7,898	INR	727,796	6	(194)
	06/2026	ILS	402		$131	2	0
	06/2026		$280	IDR	4,726,209	0	(2)
	06/2026		568	MXN	10,043	0	(11)
	07/2026	PEN	5,024		$1,486	50	0
	09/2026		$134	MXN	2,405	0	(2)
	01/2027	PEN	3,046		$894	31	0

DUB	04/2026	CNH	695		100	0	0
	04/2026	ILS	2,877		930	14	0
	04/2026	INR	119,186		1,265	8	(2)
	04/2026		$2,851	AUD	4,156	16	0
	04/2026		210	CNH	1,437	0	(1)
	04/2026		1,391	INR	131,123	9	(7)
	04/2026		5,739	SGD	7,332	0	(37)
	04/2026		481	THB	15,720	0	(4)
	05/2026	AUD	4,156		$2,850	0	(17)
	05/2026	SGD	7,315		5,739	37	0
	05/2026		$100	CNH	693	0	0
	06/2026	THB	15,688		$481	3	0
	06/2026	TWD	12,648		397	4	0

FAR	04/2026	AUD	1,932		1,369	36	0
	04/2026	CHF	1,659		2,150	75	0
	04/2026	GBP	1,457		1,952	24	0
	04/2026	JPY	165,246		1,058	16	0
	04/2026	PLN	609		169	5	0
	04/2026		$1,831	CHF	1,459	0	(6)
	04/2026		1,633	GBP	1,214	0	(26)
	04/2026		1,053	JPY	168,108	6	0
	04/2026		31	SGD	40	0	0
	05/2026	CHF	1,454		$1,831	6	0
	05/2026	ILS	1,385		438	0	(3)
	05/2026	JPY	167,600		1,053	0	(6)

68	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	SGD	40		$31	$0	$0
	05/2026		$1,951	GBP	1,457	0	(24)
	06/2026	ILS	1,245		$404	7	0
	06/2026	PEN	976		288	9	0
	06/2026		$475	MXN	8,280	0	(16)
	09/2026	PEN	1,048		$311	13	0
	09/2026		$109	MXN	1,927	0	(3)

GLM	04/2026	BRL	34,186		$6,433	0	(167)
	04/2026	ILS	1,544		497	5	0
	04/2026	INR	3,629		40	2	0
	04/2026		$6,523	BRL	34,186	77	0
	04/2026		185	CNH	1,267	0	(1)
	04/2026		224	IDR	3,776,277	0	(1)
	04/2026		551	MXN	10,167	16	0
	04/2026		267	THB	8,764	0	(1)
	06/2026	BRL	14		$3	0	0
	06/2026	IDR	2,686,173		159	1	0
	06/2026	THB	8,749		267	0	0
	06/2026		$6,433	BRL	34,642	167	0
	06/2026		281	IDR	4,762,569	0	(1)
	06/2026		89	ILS	278	0	0
	06/2026		1,884	MXN	33,178	0	(44)
	07/2026	BRL	13		$2	0	0

IND	04/2026	EUR	7,671		9,057	191	0

JPM	04/2026	CNH	1,628		236	0	(1)
	04/2026	INR	61,893		658	5	0
	04/2026	PLN	2,134		580	6	(1)
	04/2026	SGD	6,121		4,857	96	0
	04/2026		$658	INR	61,999	1	0
	04/2026		2,497	MXN	44,827	6	(5)
	04/2026	ZAR	32,875		$1,956	18	(2)
	05/2026	AUD	185		127	0	(1)
	05/2026		$106	CNH	729	1	0
	06/2026	ILS	1,005		$325	5	0
	06/2026	MXN	7,594		423	2	0

MBC	04/2026	GBP	2		3	0	0
	04/2026	INR	90,640		958	2	0
	04/2026	JPY	182,489		1,174	24	0
	04/2026	KRW	1,778,522		1,215	33	0
	04/2026	NOK	184		19	0	0
	04/2026	SEK	1,950		208	2	0
	04/2026	THB	14,555		458	16	0
	04/2026		$668	AUD	964	0	(3)
	04/2026		253	CHF	199	0	(4)
	04/2026		980	INR	90,640	0	(24)
	04/2026		1,092	JPY	173,918	4	0
	04/2026		165	MXN	3,038	5	0
	04/2026		212	NOK	2,079	2	0
	04/2026		619	PLN	2,277	0	(6)
	05/2026	JPY	74,692		$469	0	(3)
	05/2026	NOK	2,079		212	0	(2)
	05/2026		$3	GBP	2	0	0
	06/2026	MXN	864		$48	0	0

MYI	04/2026	PLN	177		50	2	0
	06/2026	ILS	1,968		641	14	0

NGF	04/2026	NOK	881		92	1	0
	04/2026		$2,609	TRY	119,324	31	0

RBC	04/2026	SGD	1,250		$981	9	0

SCX	04/2026	JPY	129,959		833	14	0
	04/2026	NZD	5,473		3,272	127	0
	04/2026	THB	1,343		42	1	0
	04/2026		$5,012	CAD	6,940	0	(24)
	04/2026		612	GBP	458	0	(5)
	04/2026		807	INR	73,455	0	(31)
	04/2026		190	PLN	687	0	(5)
	05/2026	CAD	6,930		$5,012	23	0
	06/2026		$471	IDR	7,940,432	0	(4)

SSB	04/2026	AUD	3,115		$2,217	68	0
	04/2026	JPY	840		5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	NZD	1,029		$606	$15	$0
	04/2026		$900	BRL	4,732	14	0

UAG	04/2026	INR	90,744		$965	9	0
	04/2026	PLN	1,768		484	8	0
	04/2026	THB	3,784		116	1	0
	04/2026		$1,924	INR	181,660	2	(2)
	04/2026		1,284	PLN	4,636	0	(35)
	04/2026		116	THB	3,784	0	(2)
	06/2026	ILS	1,528		$495	8	0
	06/2026	MXN	1,102		61	0	0
	06/2026		$701	MXN	12,239	0	(23)

Total Forward Foreign Currency Contracts						$1,826	$(1,014)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,400.000	07/09/2026	2,300	$23	$7

Total Purchased Options					$23	$7

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,350.000	07/09/2026	2,300	$(8)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	4,000	$(13)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	4,000	(13)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	2,700	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	2,700	(10)	(7)

							$(45)	$(40)

Total Written Options							$(53)	$(42)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$68	$0	$0	$68	$0	$0	$0	$0	$68	$0	$68
BOA	74	7	0	81	(55)	(2)	0	(57)	24	0	24
BPS	58	0	0	58	(57)	0	0	(57)	1	0	1
BRC	45	0	0	45	(63)	0	0	(63)	(18)	0	(18)
BSH	103	0	0	103	(79)	0	0	(79)	24	0	24
CBK	156	0	0	156	(210)	0	0	(210)	(54)	0	(54)
DUB	91	0	0	91	(68)	0	0	(68)	23	0	23
FAR	197	0	0	197	(84)	0	0	(84)	113	0	113
GLM	268	0	0	268	(215)	(40)	0	(255)	13	0	13
IND	191	0	0	191	0	0	0	0	191	(280)	(89)
JPM	140	0	0	140	(10)	0	0	(10)	130	0	130
MBC	88	0	0	88	(42)	0	0	(42)	46	0	46
MYI	16	0	0	16	0	0	0	0	16	0	16
NGF	32	0	0	32	0	0	0	0	32	0	32
RBC	9	0	0	9	0	0	0	0	9	0	9
SCX	165	0	0	165	(69)	0	0	(69)	96	0	96

70	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
SSB	$97	$0	$0	$97	$0	$0	$0	$0	$97	$0	$97
UAG	28	0	0	28	(62)	0	0	(62)	(34)	0	(34)

Total Over the Counter	$1,826	$7	$0	$1,833	$(1,014)	$(42)	$0	$(1,056)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$359	$359
Swap Agreements	0	0	0	0	223	223

	$0	$0	$0	$0	$582	$582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,826	$0	$1,826
Purchased Options	0	0	0	7	0	7

	$0	$0	$0	$1,833	$0	$1,833

	$0	$0	$0	$1,833	$582	$2,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	952	952
Swap Agreements	0	0	0	0	220	220

	$0	$0	$0	$0	$1,179	$1,179

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,014	$0	$1,014
Written Options	0	0	0	2	40	42

	$0	$0	$0	$1,016	$40	$1,056

	$0	$0	$0	$1,016	$1,219	$2,235

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$486	$486
Futures	0	0	0	0	(10,570)	(10,570)
Swap Agreements	0	0	0	0	3,639	3,639

	$0	$0	$0	$0	$(6,445)	$(6,445)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(573)	$0	$(573)
Purchased Options	0	0	0	(11)	0	(11)
Written Options	0	39	0	0	695	734

	$0	$39	$0	$(584)	$695	$150

	$0	$39	$0	$(584)	$(5,750)	$(6,295)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	13,394	13,394
Swap Agreements	0	0	0	0	(1,404)	(1,404)

	$0	$0	$0	$0	$11,991	$11,991

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$745	$0	$745
Purchased Options	0	0	0	(6)	0	(6)
Written Options	0	0	0	6	(7)	(1)

	$0	$0	$0	$745	$(7)	$738

	$0	$0	$0	$745	$11,984	$12,729

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$4,898	$0	$4,898
U.S. Government Agencies	0	111,703	0	111,703
U.S. Treasury Obligations	0	955,584	0	955,584
Non-Agency Mortgage-Backed Securities	0	13,307	0	13,307
Asset-Backed Securities
Automobile Sequential	0	1,454	0	1,454
CMBS Other	0	4,877	0	4,877
Home Equity Other	0	5,848	0	5,848
Other ABS	0	25,758	925	26,683
Sovereign Issues	0	21,113	0	21,113
Short-Term Instruments
Repurchase Agreements	0	553	0	553
U.S. Treasury Bills	0	1,371	0	1,371

	$0	$1,146,466	$925	$1,147,391

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,348	$0	$0	$6,348

Total Investments	$6,348	$1,146,466	$925	$1,153,739

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$218	$364	$0	$582
Over the counter	0	1,833	0	1,833

	$218	$2,197	$0	$2,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(86)	(1,093)	0	(1,179)
Over the counter	0	(1,056)	0	(1,056)

	$(86)	$(2,149)	$0	$(2,235)

Total Financial Derivative Instruments	$132	$48	$0	$180

Totals	$6,480	$1,146,514	$925	$1,153,919

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

72	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO GNMA and Government Securities Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 261.7%

U.S. GOVERNMENT AGENCIES 257.2%

Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	$233	$181
2.000% due 01/01/2036 - 10/01/2036	5,543	5,109
2.500% due 01/01/2028 - 03/01/2052	15,487	13,640
3.000% due 10/01/2026 - 02/01/2052	13,657	12,862
3.000% due 05/01/2032 - 07/01/2051 (g)	46,847	41,959
3.050% due 03/01/2032	1,771	1,650
3.500% due 03/01/2042 - 02/01/2050	11,478	10,741
3.829% due 01/01/2050 •	725	714
4.000% due 04/01/2041 - 04/01/2049	11,431	11,028
4.000% due 10/01/2048 (g)	7,345	7,027
4.400% due 06/01/2030	613	612
4.500% due 01/01/2036 - 06/01/2053	3,509	3,463
5.000% due 07/01/2033 - 03/01/2056	20,508	20,456
5.500% due 09/01/2034 - 05/01/2054	18,768	19,161
5.500% due 06/01/2039 - 01/01/2055 (g)	154,384	155,591
6.000% due 06/01/2045 - 09/01/2055	18,077	18,724
6.000% due 07/01/2053 - 02/01/2054 (g)	42,202	43,448
6.075% due 05/01/2031 •	3	3
6.372% due 09/01/2034 •	216	223
6.403% due 10/01/2039 •	515	535
6.430% due 11/01/2036 •	229	239
6.500% due 05/01/2045 - 09/01/2055	43,944	45,928
6.500% due 08/01/2054 - 09/01/2055 (g)	20,813	21,540
6.525% due 11/01/2041 •	509	534
7.000% due 01/01/2055	285	299

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	7,456	7,244
4.228% due 10/25/2034 ~	10,212	10,062
4.660% due 01/25/2031	3,300	3,337

Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	4,670	2,999
0.868% due 05/15/2041 •	3,276	3,168
1.250% due 12/15/2044	6,345	5,313
1.500% due 03/15/2028	1,237	1,212
1.800% due 05/15/2044	3,089	3,026
1.860% due 10/15/2037 ~(a)	19	1
1.902% due 10/15/2035 •	298	279
1.919% due 10/15/2037 ~(a)	37	2
1.944% due 05/15/2037 ~(a)	30	2
2.000% due 11/25/2050 (a)	2,361	317
2.024% due 03/15/2037 ~(a)	42	2
2.156% due 11/15/2036 ~(a)	114	6
2.179% due 05/15/2035 •	403	404
2.192% due 11/15/2038 ~(a)	123	7
2.267% due 08/15/2041 ~(a)	37	2
2.288% due 06/15/2038 ~(a)	96	6
2.348% due 10/15/2041 ~(a)	86	5
2.369% due 02/15/2038 ~(a)	70	4
2.500% due 08/15/2027 (a)	63	1
2.513% due 08/15/2036 ~(a)	52	4
3.000% due 11/15/2027 - 06/25/2050 (a)	21,685	3,701
3.500% due 04/25/2050 (a)	26,348	5,356
3.963% due 02/15/2027 •(a)	16	0
4.000% due 07/15/2034 - 11/15/2042 (a)	1,318	181
4.146% due 04/15/2038 •	1,520	1,502
4.287% due 06/15/2042 •	486	485
4.326% due 01/25/2050 •	128	126
4.532% due 12/25/2055 •	8,478	8,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.562% due 09/25/2055 - 11/25/2055 •	$20,729	$20,845
4.672% due 03/25/2055 •	34,400	34,226
4.782% due 08/25/2054 •	1,585	1,595
4.912% due 05/25/2055 •	1,420	1,428
4.962% due 03/25/2055 •	3,502	3,527

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	17,685	2,674
3.500% due 01/15/2043 - 08/15/2045 (a)	828	133
4.146% due 10/15/2037 •	184	182

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.560% due 07/25/2033 ~	405	388

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,750	2,384
3.500% due 12/25/2046	2,145	1,891

Federal National Mortgage Association
1.500% due 06/01/2051	155	120
2.000% due 07/01/2028 - 06/01/2037	2,965	2,743
2.000% due 11/01/2036 (g)	11,187	10,306
2.500% due 01/01/2033 - 04/01/2052	22,779	19,338
3.000% due 10/01/2026 - 05/01/2058	34,289	31,289
3.000% due 02/01/2050 - 12/01/2050 (g)	16,133	14,331
3.045% due 04/01/2029	877	852
3.123% due 01/01/2048 •	2,894	2,903
3.500% due 02/01/2030 - 01/01/2059	34,939	32,552
3.500% due 07/01/2043 - 08/01/2043 (g)	28,162	26,605
3.750% due 02/01/2029	3,655	3,627
3.820% due 01/01/2029	723	720
4.000% due 05/01/2033 - 07/01/2053	27,133	26,235
4.140% due 04/01/2028	774	775
4.210% due 12/01/2032	2,864	2,832
4.300% due 12/01/2032 (g)	27,500	27,276
4.374% due 02/01/2028 ~	1,995	1,991
4.385% due 04/01/2033	828	821
4.440% due 06/01/2033	2,000	1,999
4.490% due 04/01/2033	1,600	1,600
4.500% due 09/01/2028 - 07/01/2053	23,318	22,924
4.550% due 05/01/2028	100	101
4.580% due 08/01/2033	1,000	1,012
4.590% due 06/01/2033 (g)	8,060	8,120
4.680% due 06/01/2030 (g)	11,283	11,436
4.700% due 04/01/2033	1,965	1,990
4.770% due 12/01/2029	674	684
4.900% due 10/01/2028	353	359
4.990% due 03/01/2031	978	999
5.000% due 04/01/2027 - 03/01/2056	17,579	17,530
5.060% due 11/01/2034	6,485	6,693
5.070% due 09/01/2033	819	848
5.260% due 06/01/2031	1,214	1,264
5.300% due 09/01/2038	896	939
5.320% due 10/01/2043	188	194
5.410% due 12/01/2031	814	852
5.410% due 05/01/2034 (g)	9,495	9,968
5.500% due 12/01/2032 - 09/01/2053	6,873	7,011
5.500% due 02/01/2040 - 05/01/2054 (g)	27,017	27,399
5.570% due 10/01/2028	429	431
5.610% due 10/01/2028	659	662
5.700% due 08/01/2030	927	975
5.752% due 08/01/2049 •	629	656
5.810% due 06/01/2031 (g)	13,800	14,032
5.820% due 11/01/2033	1,230	1,328
5.850% due 11/01/2028	2,303	2,399
5.870% due 12/01/2033	1,500	1,626
5.915% due 02/01/2042 •	53	54
5.960% due 11/01/2033	535	581

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/01/2032 - 04/01/2054	$12,357	$12,754
6.000% due 11/01/2053 (g)	25,642	26,521
6.010% due 07/01/2028	1,135	1,176
6.076% due 05/01/2035 •	80	82
6.123% due 09/01/2041 •	84	86
6.182% due 10/01/2037 •	855	893
6.228% due 01/01/2036 •	142	148
6.383% due 05/01/2038 •	480	499
6.500% due 05/01/2045 - 09/01/2055	24,328	25,251
6.500% due 01/01/2055 - 04/01/2055 (g)	18,235	18,875
6.660% due 04/01/2030	1,979	2,118

Federal National Mortgage Association Interest STRIPS
3.500% due 08/25/2043 (a)	73	12
6.500% due 04/25/2038 (a)	37	8

Federal National Mortgage Association REMICS
0.000% due 06/25/2043 •(a)	1,037	45
0.200% due 02/25/2043 •(a)	292	2
0.506% due 10/25/2045 •	283	185
0.520% due 10/25/2042 •	93	64
1.217% due 11/25/2040 •(a)	2,232	112
1.500% due 04/25/2028	2,496	2,445
1.868% due 10/25/2046 ~(a)	42	2
1.875% due 07/25/2044 ~(a)	133	5
1.877% due 07/25/2052 ~(a)	132	6
1.944% due 04/25/2046 ~(a)	97	5
1.979% due 09/25/2045 ~(a)	85	3
1.980% due 07/25/2044 ~(a)	179	11
2.067% due 07/25/2045 ~(a)	565	31
2.070% due 04/25/2055 ~(a)	220	10
2.072% due 03/25/2045 ~(a)	301	16
2.130% due 01/25/2045 ~(a)	104	6
2.173% due 08/25/2054 ~(a)	201	10
2.224% due 11/25/2049 •(a)	269	34
2.291% due 08/25/2044 ~(a)	102	7
2.374% due 08/25/2042 •(a)	318	19
2.398% due 08/25/2055 ~(a)	127	6
2.424% due 11/25/2044 - 06/25/2048 •(a)	3,631	413
2.500% due 02/25/2051 (a)	3,084	527
3.000% due 03/25/2043 - 09/25/2048	1,266	1,095
3.000% due 04/25/2043 - 12/25/2048 (a)	764	90
3.500% due 04/25/2046 (a)	64	5
4.000% due 06/25/2044 (a)	16	1
4.076% due 12/25/2047 •	3,495	3,419
4.147% due 10/25/2040 ~	342	344
4.226% due 02/25/2049 •	149	147
4.476% due 10/25/2037 •	487	488
4.481% due 01/25/2051 •	12,496	12,547
4.638% due 11/25/2031 ~	1,398	1,409
4.658% due 05/25/2042 ~	426	427
4.762% due 11/25/2055 •	3,000	3,010
4.862% due 11/25/2055 •	4,044	4,082
4.912% due 10/25/2055 •	3,220	3,241

Federal National Mortgage Association REMICS Trust
3.862% due 04/25/2042 ~	216	213
5.199% due 05/25/2042 ~	626	623
5.438% due 01/25/2042 ~	747	726

Federal National Mortgage Association Trust
4.765% due 03/25/2042 ~	358	356

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	581	26

Government National Mortgage Association
0.000% due 10/16/2042 - 08/16/2052 ~(a)	4,631	0
0.750% due 11/16/2051 ~(a)	13	0
2.500% due 06/15/2043 - 02/20/2063	22,849	19,628
2.500% due 03/20/2051 - 12/20/2051 (g)	102,456	88,267
3.000% due 11/20/2026 - 02/20/2056	76,876	69,028
3.000% due 02/20/2048 - 11/20/2055 (g)	71,170	63,420
3.150% due 11/20/2042 - 12/20/2042	368	333

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 05/15/2042	$412	$383
3.500% due 11/20/2034 - 01/20/2063	99,492	92,424
3.500% due 05/20/2047 - 01/20/2055 (g)	171,001	156,844
3.750% due 06/20/2045 - 12/20/2045	2,385	2,222
4.000% due 09/20/2038 - 08/20/2062	27,300	25,944
4.050% due 04/15/2040 - 11/15/2040	696	665
4.427% due 03/20/2058 •	114	115
4.500% due 04/15/2030 - 08/20/2062	54,807	53,788
4.875% due 08/15/2039 - 10/15/2040	214	214
5.000% due 12/20/2032 - 10/20/2062	15,376	15,430
5.250% due 05/15/2033 - 10/15/2033	112	112
5.375% due 08/20/2045 •	99	101
5.380% due 08/15/2034	33	34
5.475% due 06/15/2035	101	105
5.500% due 06/20/2032 - 02/20/2049	9,640	9,852
5.520% due 06/15/2034	71	71
5.530% due 05/15/2035	65	67
5.570% due 03/15/2035	51	51
5.625% due 02/20/2030 - 06/20/2038 •	84	85
5.680% due 12/15/2034	106	110
5.720% due 12/15/2034	43	45
5.750% due 09/15/2033	5	5
5.820% due 04/15/2034 - 12/15/2034	115	120
5.870% due 10/15/2034	48	50
5.875% due 10/15/2033	70	71
5.930% due 10/15/2034	35	36
5.930% due 12/20/2070 •	2,447	2,511
5.970% due 08/15/2034	43	44
6.000% due 04/15/2027 - 01/20/2056	22,626	23,070
6.000% due 08/20/2053 (g)	16,687	17,425
6.020% due 01/15/2034	26	26
6.075% due 01/15/2034	71	72
6.250% due 03/15/2029	12	13
6.500% due 08/15/2026 - 07/20/2054	2,850	2,960
6.500% due 09/20/2055 (g)	4,492	4,598
7.000% due 12/15/2026 - 12/20/2062	11,684	12,025
7.500% due 01/15/2027 - 10/15/2035	81	81
8.000% due 05/20/2027 - 07/15/2031	72	71
8.500% due 12/15/2029 - 12/15/2030	5	5

Government National Mortgage Association REMICS
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	1,670	1,412
0.210% due 05/20/2043 •	421	222
0.508% due 09/20/2045 •	519	337
1.202% due 11/20/2045 ~(a)	169	7
1.207% due 09/20/2045 ~(a)	262	11
1.236% due 12/20/2045 ~(a)	85	4
1.248% due 08/20/2045 ~(a)	89	4
1.277% due 06/20/2043 ~(a)	162	8
1.489% due 06/20/2042 ~(a)	168	9
1.539% due 06/20/2042 ~(a)	155	7
2.000% due 10/20/2050 - 02/20/2051 (a)	33,461	3,828
2.260% due 09/20/2049 •(a)	1,532	181
2.500% due 09/20/2027 - 12/20/2051 (a)	30,888	4,359
2.510% due 10/20/2050 •(a)	1,881	262
3.000% due 01/20/2029 - 09/20/2051 (a)	32,536	5,210
3.000% due 08/20/2051	9,993	6,560
3.500% due 08/20/2042 - 09/20/2046 (a)	1,974	266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 01/20/2052 - 12/20/2068	$5,553	$4,436
3.500% due 01/20/2069 ~	2,574	2,498
3.811% due 01/20/2031 ~	75	75
4.000% due 02/20/2042 - 11/20/2048	1,920	1,730
4.000% due 10/20/2043 (a)	42	4
4.040% due 12/20/2050 •	2,209	2,062
4.082% due 11/20/2036 •	7,426	7,346
4.133% due 04/20/2070 •	155	154
4.136% due 06/20/2036 •	5,280	5,228
4.323% due 02/20/2074 •	4,748	4,754
4.363% due 09/20/2062 •	1	1
4.383% due 05/20/2069 •	499	499
4.403% due 02/20/2073 •	10,319	10,341
4.423% due 03/20/2071 •	207	208
4.463% due 08/20/2061 - 04/20/2074 •	935	943
4.473% due 08/20/2072 - 04/20/2073 •	1,964	1,980
4.491% due 12/20/2068 •	108	109
4.500% due 08/20/2045 (a)	3,220	597
4.500% due 09/20/2054	2,981	2,947
4.573% due 07/20/2073 - 07/20/2074 •	53,886	54,659
4.583% due 06/20/2066 •	113	114
4.643% due 08/20/2073 •	4,695	4,767
4.663% due 04/20/2066 •	574	577
4.673% due 03/20/2073 •	21,041	21,296
4.773% due 05/20/2073 •	8,085	8,276
4.823% due 05/20/2073 •	1,396	1,421
4.833% due 07/20/2070 - 08/20/2070 •	86,125	87,332
4.861% due 06/20/2068 •	249	250
5.033% due 09/20/2070 - 01/20/2071 •	57,601	58,713
5.083% due 09/20/2063 •	50	51
5.173% due 08/20/2071 •	1,923	1,976

Government National Mortgage Association, TBA
2.000% due 05/01/2056	275,000	227,101
2.500% due 05/01/2056	109,000	93,731
3.000% due 03/01/2056 - 04/01/2056	10,000	8,929
3.500% due 03/01/2056	122,262	112,197
4.000% due 04/01/2056 - 05/01/2056	116,950	109,507
4.500% due 06/01/2040 - 05/01/2056	74,770	72,168
5.000% due 06/01/2040 - 05/01/2056	151,450	149,769
5.500% due 06/01/2040 - 05/01/2056	70,100	70,342
6.000% due 05/01/2056	60,000	60,945
6.500% due 05/01/2056	65,500	67,883

Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2056	72,300	63,515
3.500% due 04/01/2041	7,400	7,125
4.000% due 05/01/2056 - 06/01/2056	11,100	10,467
4.500% due 04/01/2041 - 04/01/2056	56,000	54,295
5.000% due 05/01/2041 - 05/01/2056	102,650	101,322
6.000% due 06/01/2056 - 07/01/2056	209,735	213,451

Total U.S. Government Agencies (Cost $3,500,438)		3,432,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	336	337

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~	503	360

Citigroup Mortgage Loan Trust, Inc.
6.500% due 06/25/2054 ~	1,367	1,394

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
2.500% due 07/25/2056 ~	$988	$824
4.699% due 05/27/2053 ~	1,404	1,270

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	6,622	6,467

JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	5,848	5,090
4.693% due 12/25/2049 •	482	475

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	1,367	1,267
4.250% due 09/29/2046 «	2,797	2,563

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	1,890	1,829

MFA Trust
1.381% due 04/25/2065 ~	867	853

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	2,984	2,740

Sequoia Mortgage Trust
5.172% due 04/25/2056 •	800	802

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	2	2

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,605	1,469
2.710% due 01/25/2060 ~	1,001	968

Total Non-Agency Mortgage-Backed Securities (Cost $30,713)		28,713

ASSET-BACKED SECURITIES 1.2%

AUTOMOBILE ABS OTHER 0.0%

Carvana Auto Receivables Trust
4.550% due 01/10/2028	201	201

CMBS OTHER 0.1%

PFP Ltd.
5.180% due 08/18/2043 •	1,600	1,602

HOME EQUITY OTHER 0.0%

Centex Home Equity Loan Trust
4.093% due 01/25/2032 •	3	3

Home Equity Asset Trust
4.393% due 11/25/2032 •	3	3

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	279	280

		286

OTHER ABS 1.1%

Apex Credit CLO Ltd.
5.468% due 04/20/2036 •	2,000	2,003

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •	765	765

Bryant Park Funding Ltd.
5.292% due 04/15/2037 •	2,000	2,005

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •	2,600	2,608

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •	68	68

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •	3,400	3,404

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •	2,100	2,101

Sound Point CLO XXIII
5.104% due 07/15/2034 •	500	501

Voya CLO Ltd.
4.868% due 07/20/2032 •	577	577

		14,032

Total Asset-Backed Securities (Cost $16,096)		16,121

74	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (e)	473,545	$474

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 0.0%
		4

U.S. TREASURY BILLS 1.1%
3.682% due 04/07/2026 - 07/21/2026 (c)(d)(j)	$14,503	14,379

Total Short-Term Instruments (Cost $14,856)		14,857

Total Investments in Securities (Cost $3,562,103)		3,491,779

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	36,089	$351

Total Short-Term Instruments (Cost $351)		351

Total Investments in Affiliates (Cost $351)		351

Total Investments 261.7% (Cost $3,562,454)		$3,492,130

Financial Derivative Instruments (h)(i) 1.8% (Cost or Premiums, net $10,284)		24,137

Other Assets and Liabilities, net (163.5)%		(2,181,956)

Net Assets 100.0%		$1,334,311

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	3.380%	03/31/2026	04/01/2026	$4	U.S. Treasury Bills 0.000% due 06/09/2026	$(4)	$4	$4

Total Repurchase Agreements						$(4)	$4	$4

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.780%	03/12/2026	04/13/2026	$(223,721)	$(224,191)
	3.780	03/19/2026	04/21/2026	(83,598)	(83,712)
SAL	3.770	03/31/2026	04/13/2026	(16,494)	(16,495)
	3.780	03/12/2026	04/13/2026	(392,585)	(393,410)
WFS	3.780	03/12/2026	04/13/2026	(44,581)	(44,675)

Total Reverse Repurchase Agreements					$(762,483)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (88.7)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$20,000	$(17,781)	$(17,858)
Government National Mortgage Association, TBA	3.000	05/01/2056	10,000	(8,886)	(8,921)
Uniform Mortgage-Backed Security, TBA	1.500	04/01/2041	1,000	(906)	(899)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	20,500	(18,971)	(18,863)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	20,800	(16,663)	(16,750)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2041	1,625	(1,538)	(1,536)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	90,950	(76,171)	(76,444)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	171,300	(149,914)	(150,231)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2041	10,800	(10,432)	(10,316)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	282,800	(257,790)	(258,697)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	38,600	(37,147)	(36,397)
Uniform Mortgage-Backed Security, TBA	4.000	06/11/2056	65,600	(62,503)	(61,775)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2056	208,720	(200,697)	(201,123)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2041	36,000	(36,606)	(36,674)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	178,150	(179,562)	(178,741)
Uniform Mortgage-Backed Security, TBA	6.500	06/01/2056	105,050	(108,689)	(108,588)

Total Short Sales (88.7)%				$(1,184,256)	$(1,183,813)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(307,903)	$0	$(307,903)	$314,708	$6,805
JPS	4	0	0	4	(4)	0
SAL	0	(409,905)	0	(409,905)	422,736	12,831
WFS	0	(44,675)	0	(44,675)	46,460	1,785

Total Borrowings and Other Financing Transactions	$4	$(762,483)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(762,483)	$0	$0	$(762,483)

Total Borrowings	$0	$(762,483)	$0	$0	$(762,483)

Payable for reverse repurchase agreements					$(762,483)

(g)	Securities with an aggregate market value of $783,905 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(593,064) at a weighted average interest rate of 4.175%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

76	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	1,619	$179,785	$(3,196)	$379	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	161	18,276	(407)	48	0

				$(3,603)	$427	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	113	$(23,441)	$169	$0	$(9)

Total Futures Contracts				$(3,434)	$427	$(9)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.000%	Annual	03/19/2027	$26,200	$(609)	$428	$(181)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(682)	(124)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	410	(583)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	275,410	(15,519)	9,539	(5,980)	260	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	(128)	882	754	0	(144)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(696)	(196)	0	(80)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	23,000	(616)	(95)	(711)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	26,400	(653)	603	(50)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	25,600	(580)	524	(56)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	5,400	(95)	87	(8)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	(552)	1,981	1,429	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,234	(1,879)	355	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	396	121	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	374	(123)	251	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	17,600	741	181	922	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	90,400	(1,190)	1,962	772	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	8,000	(249)	165	(84)	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	100	2	(1)	1	0	0

Total Swap Agreements						$(17,050)	$13,682	$(3,368)	$294	$(653)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$427	$294	$721	$0	$ (9)	$ (653)	$ (662)

Cash of $32,806 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.480%	07/14/2026	29,900	$ 243	$188
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	9,000	27	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	06/11/2026	46,800	22	27
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	06/30/2026	12,100	24	11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	34,200	26	82
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	2,900	258	190
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	2,900	258	276
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	3,600	319	255
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	3,600	319	327
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	3,500	314	270
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	3,500	314	301
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	15,000	1,339	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	7,500	678	661
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	14,000	1,259	1,161
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	7,000	629	575
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	6,600	581	501
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	6,600	581	575
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	17,900	1,549	1,479
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	17,900	1,549	1,450
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	4,600	396	385
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	4,600	396	368

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.947	04/06/2026	19,500	29	27
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	9,200	53	46

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.224	05/18/2026	10,400	43	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	05/29/2026	3,100	22	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.055	04/07/2026	7,600	19	4

DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	10,400	134	42
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	10,400	134	196
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	7,200	640	519
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	7,200	640	646
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	3,800	348	314
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	3,800	348	313
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	3,900	351	307
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	3,900	351	330
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	5,600	501	428
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	5,600	501	486
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	13,000	1,154	1,039
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	6,500	577	544
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	9,600	844	738
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	9,600	844	827

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	27,400	90	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	4,200	365	272
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	4,200	365	402

GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	400	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	3,900	345	281
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	3,900	345	349
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	3,800	340	289
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	3,800	340	330

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	7,000	34	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	3,900	351	280
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	3,900	351	354
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,600	482	469
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,600	482	449

MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.150	06/08/2026	17,000	87	26
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	45
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	16,400	44	77
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	6,000	529	466
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	6,000	529	514

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.242	10/29/2027	119,300	179	263
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	16,200	1,447	1,218
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	8,100	732	714
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	12,800	1,126	1,008
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	12,800	1,126	1,084

							$ 29,002	$25,983

78	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	26,000	$33	$218
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	39,000	12	34

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.469	06/04/2026	9,000	39	58
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.469	06/04/2026	9,000	37	19

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.094	05/06/2026	6,500	2	6

					$123	$335

Total Purchased Options					$29,125	$26,318

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780%	07/14/2026	32,000	$(243)	$(351)

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	13,000	(18)	(77)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.724	05/18/2026	14,200	(43)	(123)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	3,100	(4)	(10)

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	9,800	(10)	(32)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.450	06/05/2026	8,800	(44)	(22)

							$(362)	$(615)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.258	05/06/2026	21,500	$(32)	$(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	12,500	(23)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	12,500	(24)	(68)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.094	04/06/2026	8,500	(35)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	4,000	(11)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.641	04/06/2026	9,000	(16)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	16,500	(108)	(63)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	33,000	(155)	(188)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	16,500	(95)	(80)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	33,000	(135)	(87)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	99.891	04/06/2026	4,500	(7)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.031	06/04/2026	4,500	(7)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	16,500	(48)	(31)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	18,500	(34)	(100)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	88,000	(117)	(89)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 05/01/2056	103.688	05/06/2026	21,000	(21)	(1)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	4,000	(11)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.625	04/06/2026	9,000	(16)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	16,500	(46)	(57)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.000	06/04/2026	9,000	(15)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	16,500	(36)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	23,000	(39)	(74)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	22,000	(40)	(91)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	4,000	(11)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.813	04/06/2026	8,500	(21)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	10,000	(28)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	7,000	(34)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	39,000	(122)	(266)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	68,500	(115)	(221)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.977	06/04/2026	14,000	(27)	(58)

					$(1,429)	$(1,625)

Total Written Options					$(1,791)	$(2,240)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$10,211	$0	$10,211	$0	$(428)	$0	$(428)	$9,783	$825	$10,608
BPS	0	73	0	73	0	(77)	0	(77)	(4)	0	(4)
BRC	0	33	0	33	0	(133)	0	(133)	(100)	0	(100)
DUB	0	6,729	0	6,729	0	(32)	0	(32)	6,697	5	6,702
FAR	0	674	0	674	0	0	0	0	674	0	674
GLM	0	1,249	0	1,249	0	0	0	0	1,249	282	1,531
GSC	0	252	0	252	0	(693)	0	(693)	(441)	313	(128)
JPM	0	1,653	0	1,653	0	0	0	0	1,653	0	1,653
MSC	0	0	0	0	0	(276)	0	(276)	(276)	373	97
MYC	0	1,151	0	1,151	0	(22)	0	(22)	1,129	(70)	1,059
NGF	0	4,287	0	4,287	0	0	0	0	4,287	37	4,324
SAL	0	6	0	6	0	(579)	0	(579)	(573)	824	251

Total Over the Counter	$0	$26,318	$0	$26,318	$0	$(2,240)	$0	$(2,240)

(j)

Securities with an aggregate market value of $2,658 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$427	$427
Swap Agreements	0	0	0	0	294	294

	$0	$0	$0	$0	$721	$721

Over the counter
Purchased Options	$0	$0	$0	$0	$26,318	$26,318

	$0	$0	$0	$0	$27,039	$27,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	653	653

	$0	$0	$0	$0	$662	$662

Over the counter
Written Options	$0	$0	$0	$0	$2,240	$2,240

	$0	$0	$0	$0	$2,902	$2,902

80	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,792	$5,792
Swap Agreements	0	0	0	0	4,230	4,230

	$0	$0	$0	$0	$10,022	$10,022

Over the counter
Purchased Options	$0	$0	$0	$0	$(4,512)	$(4,512)
Written Options	0	13	0	0	3,819	3,832

	$0	$13	$0	$0	$(693)	$(680)

	$0	$13	$0	$0	$9,329	$9,342

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,691)	$(6,691)
Swap Agreements	0	0	0	0	1,441	1,441

	$0	$0	$0	$0	$(5,250)	$(5,250)

Over the counter
Purchased Options	$0	$0	$0	$0	$(590)	$(590)
Written Options	0	0	0	0	(1,125)	(1,125)

	$0	$0	$0	$0	$(1,715)	$(1,715)

	$0	$0	$0	$0	$(6,965)	$(6,965)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
U.S. Government Agencies	$0	$3,432,088	$0	$3,432,088
Non-Agency Mortgage-Backed Securities	0	23,054	5,659	28,713
Asset-Backed Securities
Automobile ABS Other	0	201	0	201
CMBS Other	0	1,602	0	1,602
Home Equity Other	0	286	0	286
Other ABS	0	14,032	0	14,032
Short-Term Instruments
Mutual Funds	474	0	0	474
Repurchase Agreements	0	4	0	4
U.S. Treasury Bills	0	14,379	0	14,379

	$474	$3,485,646	$5,659	$3,491,779

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$351	$0	$0	$351

Total Investments	$825	$3,485,646	$5,659	$3,492,130

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,183,813)	$0	$(1,183,813)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	721	0	721
Over the counter	0	26,318	0	26,318

	$0	$27,039	$0	$27,039

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(662)	0	(662)
Over the counter	0	(2,240)	0	(2,240)

	$0	$(2,902)	$0	$(2,902)

Total Financial Derivative Instruments	$0	$24,137	$0	$24,137

Totals	$825	$2,325,970	$5,659	$2,332,454

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 116.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Alfa-Bank CJSC
5.860% due 10/21/2026 «~(m)		$2,912	$2,912

Altice France SA
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	714	829

BCP V Modular Services Holdings IV Ltd.
6.552% (EUR003M + 4.425%) due 07/10/2031 ~		1,000	1,051

Castlelake LP
2.950% due 05/12/2031 «~		$17,462	16,363

Charter Communications Operating LLC
5.911% (TSFR3M + 2.250%) due 12/15/2031 ~		990	991

Databricks, Inc.
1.000% due 01/05/2032 ~µ		1,217	1,211
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		5,500	5,472

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(m)	EUR	5,300	6,126

Ecopetrol SA
TBD% due 12/18/2027 «		$10,000	9,900

Encina Private Credit LLC
TBD% due 11/30/2026 «~		425	351

Live Nation Entertainment, Inc.
5.675% (TSFR1M + 2.000%) due 10/21/2032 ~		4,190	4,196

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	19,100	22,100

Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		$16,481	16,481
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		8,235	8,235

Project Hudson II
7.730% due 05/29/2026 «~		6,000	6,021

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,000	1,271

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		$1,348	587

Total Loan Participations and Assignments (Cost $124,693)			124,097

CORPORATE BONDS & NOTES 68.5%

BANKING & FINANCE 32.1%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		300	310

ABN AMRO Bank NV
6.875% due 09/22/2031 •(j)(k)	EUR	3,600	4,401

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$32,616	32,262
3.650% due 07/21/2027		2,770	2,741
4.125% due 02/28/2029		10,000	9,869
6.450% due 04/15/2027		4,295	4,377

AIA Group Ltd.
3.200% due 09/16/2040		800	615

Air Lease Corp.
3.750% due 06/01/2026		5,900	5,891

Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,362
4.250% due 06/15/2026		3,100	3,096
5.950% due 02/15/2029		1,400	1,439
6.500% due 07/18/2028		15,709	16,295

Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~		2,400	2,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		$2,400	$2,447

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(d)(k)		3,100	186

Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,002
6.992% due 06/13/2029 •		10,100	10,523
8.000% due 11/01/2031		4,800	5,331

American Assets Trust LP
3.375% due 02/01/2031		17,000	15,332

American Express Co.
4.009% due 02/09/2029 •		28,900	28,722
5.284% due 07/26/2035 •		6,819	6,885
5.442% due 01/30/2036 •		6,800	6,925

American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,764
3.375% due 07/15/2051		500	328
3.625% due 04/15/2032		1,600	1,478
4.250% due 02/15/2028		3,667	3,649
5.500% due 02/01/2034		6,300	6,361

American Honda Finance Corp.
4.386% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	498
4.900% due 03/12/2027		1,000	1,004
5.250% due 07/07/2026		1,000	1,002

American Tower Corp.
1.875% due 10/15/2030		8,700	7,682
2.750% due 01/15/2027		18,100	17,874
2.950% due 01/15/2051		16,401	10,132
3.650% due 03/15/2027		1,900	1,887
3.800% due 08/15/2029		11,030	10,768
3.950% due 03/15/2029		5,470	5,385
5.800% due 11/15/2028		7,893	8,141
5.900% due 11/15/2033		14,538	15,232

Antares Holdings LP
2.750% due 01/15/2027		7,000	6,855
3.750% due 07/15/2027		6,250	6,076
3.950% due 07/15/2026		13,950	13,903
6.350% due 10/23/2029		3,500	3,466
6.500% due 02/08/2029		1,000	1,002
7.950% due 08/11/2028		5,400	5,601

Aon North America, Inc.
5.125% due 03/01/2027		7,200	7,239

Apollo Debt Solutions BDC
6.550% due 03/15/2032		5,100	5,123
6.700% due 07/29/2031		9,400	9,515

ARES Capital Corp.
2.875% due 06/15/2027		8,420	8,200

ARES Finance Co. II LLC
3.250% due 06/15/2030		13,900	13,033

ARES Management Corp.
6.375% due 11/10/2028		7,500	7,799

ARES Strategic Income Fund
4.850% due 01/15/2029		3,623	3,510
5.600% due 02/15/2030		4,200	4,089
6.200% due 03/21/2032		6,300	6,179

Armor RE II Ltd.
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		2,100	2,211

Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030		2,800	2,890

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		833	772
6.125% due 09/15/2028		8,000	8,285

Athene Global Funding
5.322% due 11/13/2031		2,400	2,374
5.516% due 03/25/2027		18,200	18,354
5.526% due 07/11/2031		4,700	4,705
5.583% due 01/09/2029		4,000	4,038

Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	16,162

Aviva PLC
7.750% due 09/30/2032 •(j)(k)	GBP	2,800	3,769

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$8,284	8,006
3.250% due 02/15/2027		10,000	9,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 01/30/2031		$10,200	$10,000
4.950% due 10/15/2032		6,000	5,846

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,000	16,890

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(j)(k)(o)	EUR	3,000	3,630
7.883% due 11/15/2034 •		$4,000	4,529
8.375% due 06/21/2028 •(j)(k)	EUR	3,400	4,200

Banco General SA
4.125% due 08/07/2027		$3,900	3,874

Banco Santander SA
4.175% due 03/24/2028 •		400	398
5.552% due 03/14/2028 •		2,350	2,370
9.625% due 11/21/2028 •(j)(k)		16,000	17,243

Bank of America Corp.
1.898% due 07/23/2031 •		19,100	17,016
2.299% due 07/21/2032 •		26,300	23,225
2.551% due 02/04/2028 •		45,700	45,010
2.687% due 04/22/2032 •		17,500	15,865
2.972% due 02/04/2033 •		27,000	24,448
3.593% due 07/21/2028 •		8,000	7,916
3.824% due 01/20/2028 •		1,800	1,791
3.970% due 03/05/2029 •		18,700	18,536
4.571% due 04/27/2033 •		16,600	16,317
5.015% due 07/22/2033 •		6,500	6,541
5.288% due 04/25/2034 •		12,800	12,960
5.511% due 01/24/2036 •		2,500	2,550
5.819% due 09/15/2029 •		7,600	7,841
8.050% due 06/15/2027		8,000	8,313

Bank of America NA
5.526% due 08/18/2026		10,000	10,044
6.000% due 10/15/2036		4,600	4,855

Bank of Montreal
4.689% due 06/28/2028 (o)		5,000	5,071

Bank of New York Mellon Corp.
4.026% due 01/22/2030 •		13,529	13,396

Bank of Nova Scotia
6.559% (TSFR3M + 2.910%) due 07/12/2026 ~(j)(k)		368	363
8.000% due 01/27/2084 •(k)		2,600	2,724

Barclays PLC
4.521% due 02/24/2032 •		17,300	16,932
5.335% due 09/10/2035 •		6,300	6,245
5.674% due 03/12/2028 •		3,600	3,634
5.690% due 03/12/2030 •		2,700	2,775
5.851% due 03/21/2035 •	GBP	2,000	2,625
6.224% due 05/09/2034 •		$12,200	12,814
6.496% due 09/13/2027 •		9,462	9,539
6.692% due 09/13/2034 •		3,700	4,005
7.437% due 11/02/2033 •		4,300	4,810
8.375% due 09/15/2031 •(j)(k)	GBP	5,800	7,854
9.250% due 09/15/2028 •(j)(k)		3,000	4,184
9.625% due 12/15/2029 •(j)(k)		$5,500	6,002

Bayou Re Ltd.
11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		900	935
22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~		1,100	1,183

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(k)		4,000	4,140
8.125% due 01/08/2039 •(k)		10,000	10,538
8.450% due 06/29/2038 •(k)		14,600	15,709

BGC Group, Inc.
6.150% due 04/02/2030		8,600	8,752
8.000% due 05/25/2028		5,000	5,273

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	12,989
2.000% due 01/30/2032		$900	764
2.800% due 09/30/2050		5,300	3,148
4.450% due 07/15/2045		1,300	1,077
5.000% due 06/15/2044		3,900	3,505

Blackstone Secured Lending Fund
5.875% due 11/15/2027		12,200	12,245

Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	3,910
4.375% due 02/15/2032		11,700	10,431

82	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 04/18/2034		$4,200	$4,040

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	247
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	246

BNP Paribas SA
4.400% due 08/14/2028		4,800	4,781
7.375% due 09/10/2034 •(j)(k)		25,900	25,982
8.500% due 08/14/2028 •(j)(k)		5,500	5,734

Boston Properties LP
5.750% due 01/15/2035		1,364	1,357

BPCE SA
5.716% due 01/18/2030 •		5,250	5,383
5.936% due 05/30/2035 •		7,600	7,777
6.612% due 10/19/2027 •		13,000	13,146
7.003% due 10/19/2034 •		6,006	6,567

Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,549
5.000% due 11/01/2032		1,000	984

Brookfield Capital Finance LLC
6.087% due 06/14/2033		6,300	6,574

Brookfield Finance, Inc.
3.500% due 03/30/2051		1,400	936
3.900% due 01/25/2028		5,600	5,542
4.850% due 03/29/2029		4,825	4,849
5.330% due 01/15/2036		23,000	22,531

Brown & Brown, Inc.
4.700% due 06/23/2028		4,780	4,795
5.650% due 06/11/2034		4,800	4,849

Camden Property Trust
3.150% due 07/01/2029		1,600	1,536

Canary Wharf Group Investment Holdings PLC
1.750% due 04/07/2026	EUR	3,800	4,396

Cantor Fitzgerald LP
4.500% due 04/14/2027		$300	299
7.200% due 12/12/2028		16,300	16,941

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		400	400
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		400	400
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,200	1,253
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		12,000	12,188

Capital One Financial Corp.
4.722% due 01/30/2032 •		10,000	9,851
6.312% due 06/08/2029 •		4,700	4,863

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,000	2,892

CBRE Services, Inc.
5.950% due 08/15/2034		7,600	7,915

Charles River Re Ltd.
11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		300	309

CI Financial Corp.
3.200% due 12/17/2030		4,300	3,829
4.625% due 12/12/2031	EUR	8,300	9,609
7.500% due 05/30/2029		$1,700	1,785

Citadel Finance LLC
4.750% due 02/14/2029		10,500	10,296
5.900% due 02/10/2030		13,400	13,471

Citadel LP
6.000% due 01/23/2030		2,100	2,164

Citibank NA
5.488% due 12/04/2026		9,000	9,072
5.570% due 04/30/2034		1,000	1,037

Citigroup, Inc.
3.200% due 10/21/2026		15,990	15,904
3.668% due 07/24/2028 •		2,200	2,177
3.785% due 03/17/2033 •		2,038	1,912
3.887% due 01/10/2028 •		6,000	5,972
4.075% due 04/23/2029 •		1,260	1,251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.174% due 02/13/2030 •		$5,600	$5,687
5.449% due 06/11/2035 •		11,913	12,083

Citizens Bank NA
4.192% due 01/29/2029 •		1,000	994

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	250

CNA Financial Corp.
5.500% due 06/15/2033		5,000	5,080

Constellation Global Funding
4.850% due 10/22/2030		3,200	3,140

Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	204
5.550% due 03/01/2028		102	102

Cooperatieve Rabobank UA
3.750% due 07/21/2026		510	509
4.375% due 06/29/2027 •(j)(k)	EUR	6,000	6,967
4.655% due 08/22/2028 •		$600	601

Corebridge Financial, Inc.
3.650% due 04/05/2027		6,200	6,145
3.850% due 04/05/2029		4,300	4,200
6.875% due 12/15/2052 •		500	504

Corebridge Global Funding
4.900% due 01/07/2028		2,305	2,321

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2028 (c)	EUR	229	138

CoStar Group, Inc.
2.800% due 07/15/2030		$12,400	11,218

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	6,000	1,871

Credit Agricole SA
4.656% due 01/12/2032 •		$7,200	7,104
5.261% due 01/12/2037 •		4,200	4,111
7.250% due 09/23/2028 •(j)(k)	EUR	12,100	14,674

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(m)		$3,200	3,174
6.740% due 03/20/2030 «(m)		3,800	3,742

Crown Castle, Inc.
3.650% due 09/01/2027		2,443	2,415
3.700% due 06/15/2026		4,230	4,224
3.800% due 02/15/2028		14,727	14,521
4.000% due 03/01/2027		3,100	3,087

CubeSmart LP
2.250% due 12/15/2028		2,700	2,549
4.375% due 02/15/2029		3,625	3,603

Danske Bank AS
4.999% due 03/27/2032 •		8,400	8,425
5.427% due 03/01/2028 •		3,000	3,029

Depository Trust Co.
4.300% due 03/27/2029		6,900	6,907
4.550% due 03/27/2031		4,000	4,010

Deutsche Bank AG
2.552% due 01/07/2028 •		1,300	1,280
3.547% due 09/18/2031 •		800	752
4.999% due 09/11/2030 •		300	301
5.373% due 01/10/2029 •		965	976

Digital Dutch Finco BV
1.500% due 03/15/2030	EUR	11,100	11,757

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,354

DOC Dr. LLC
3.950% due 01/15/2028		$5,400	5,344

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	7,200

East Lane Re VII Ltd.
12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		500	501

Encore Capital Group, Inc.
8.500% due 05/15/2030		3,700	3,914

EPR Properties
3.600% due 11/15/2031		4,600	4,178
4.500% due 06/01/2027		9,400	9,363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 12/15/2026		$8,000	$7,997
4.750% due 11/15/2030		1,500	1,465
4.950% due 04/15/2028		2,600	2,597

Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031		5,000	4,897

Equinix Europe 2 Financing Corp. LLC
4.000% due 05/19/2034	EUR	7,100	8,033

Equinix, Inc.
2.150% due 07/15/2030		$4,000	3,596

Equitable Financial Life Global Funding
4.875% due 11/19/2027		2,000	2,013

Equitable Holdings, Inc.
6.700% due 03/28/2055 •		7,600	7,693

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	228
8.500% due 10/15/2028 •(j)(k)		5,800	7,245

Essex Portfolio LP
2.550% due 06/15/2031		$2,381	2,138
2.650% due 03/15/2032		2,282	2,010
5.500% due 04/01/2034		4,032	4,090

Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		300	304
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		300	305
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		300	305

Extra Space Storage LP
3.875% due 12/15/2027		3,987	3,951
4.950% due 01/15/2033		6,400	6,329

F&G Global Funding
4.975% (SOFRRATE + 1.325%) due 09/08/2028 ~		11,300	11,334
5.875% due 06/10/2027		4,000	4,048
5.875% due 01/16/2030		5,600	5,677

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	18,590
4.625% due 04/29/2030		$7,700	7,672
6.000% due 12/07/2033		6,300	6,585

Fish Pond Re Ltd.
7.580% (BRMMUSDF + 4.020%) due 01/08/2027 ~		4,000	4,058

Flourish Century Holdings Ltd.
6.600% due 02/04/2049 ^«(d)(m)		4,500	0

FMR LLC
6.500% due 12/14/2040		1,000	1,086

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		2,700	2,680
2.900% due 02/16/2028		1,394	1,337
3.815% due 11/02/2027		1,947	1,909
4.125% due 08/17/2027		4,372	4,317
4.950% due 05/28/2027		10,360	10,360
4.970% due 04/06/2029		30,000	29,640
5.113% due 05/03/2029		200	198
5.125% due 11/05/2026		3,500	3,508
5.420% due 04/09/2031		10,000	9,824
5.800% due 03/05/2027		7,800	7,845
5.800% due 03/08/2029		11,214	11,343
5.850% due 05/17/2027		9,620	9,693
5.918% due 03/20/2028		7,682	7,782
6.054% due 11/05/2031		2,401	2,413
6.798% due 11/07/2028		522	540
6.950% due 06/10/2026		3,985	3,995
7.350% due 11/04/2027		13,513	13,951
7.350% due 03/06/2030		2,800	2,955

Fortitude Group Holdings LLC
6.250% due 04/01/2030		5,400	5,502

Franklin Resources, Inc.
2.950% due 08/12/2051		3,700	2,294

FS KKR Capital Corp.
6.125% due 01/15/2030		8,200	7,811
6.875% due 08/15/2029		9,600	9,440
7.875% due 01/15/2029		6,400	6,475

GA Global Funding Trust
4.500% due 09/18/2030		16,712	16,102
5.200% due 12/09/2031		3,000	2,941

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/08/2029		$5,000	$5,063
5.900% due 01/13/2035		6,800	6,752

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		750	750

General Motors Financial Co., Inc.
2.350% due 02/26/2027		2,144	2,103

Global Atlantic Fin Co.
4.400% due 10/15/2029		15,170	14,681

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		12,000	10,709
4.000% due 01/15/2030		3,200	3,073
4.000% due 01/15/2031		3,300	3,131
5.250% due 02/15/2033		1,200	1,177
5.300% due 01/15/2029		17,292	17,494
5.625% due 09/15/2034		10,000	9,853
5.750% due 06/01/2028		6,300	6,400
5.750% due 11/01/2037		9,300	9,010
6.250% due 09/15/2054		1,300	1,263
6.750% due 12/01/2033		4,740	4,997

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		600	600
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,200	1,222

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,709
2.615% due 04/22/2032 •		7,000	6,290
3.615% due 03/15/2028 •		1,000	992
3.691% due 06/05/2028 •		26,100	25,874
4.223% due 05/01/2029 •		27,247	27,097
5.016% due 10/23/2035 •		17,300	16,986
5.049% due 07/23/2030 •		17,900	18,119
5.536% due 01/28/2036 •		4,500	4,576
5.734% due 01/28/2056 •		5,000	4,885
6.484% due 10/24/2029 •		17,000	17,787

Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028		13,500	13,300

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	3,768

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		1,400	1,395

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,100	20,771

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		500	518

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	11,400	13,071

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		$18,800	19,157
6.375% due 07/01/2034		3,100	3,123

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	249

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		4,800	4,358

Hardwood Funding LLC
4.840% due 06/07/2028 «(m)		3,900	3,905
4.980% due 06/07/2030 «(m)		3,900	3,911
5.160% due 06/07/2032 «(m)		3,900	3,925

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	368

Herbie Re Ltd.
7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		250	250

Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,168
4.125% due 03/15/2028		2,200	2,170
4.200% due 04/15/2029		3,868	3,762

Host Hotels & Resorts LP
2.900% due 12/15/2031		1,750	1,557
3.375% due 12/15/2029		3,150	2,995
3.500% due 09/15/2030		4,900	4,608
5.500% due 04/15/2035		100	99
5.700% due 06/15/2032		1,000	1,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPS Corporate Lending Fund
5.950% due 04/14/2032		$4,000	$3,867

HSBC Holdings PLC
4.041% due 03/13/2028 •		7,500	7,466
4.398% due 03/10/2030 •		20,100	19,955
5.130% due 03/03/2031 •		6,500	6,575
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,024
6.161% due 03/09/2029 •		$1,500	1,544

Hudson Pacific Properties LP
3.250% due 01/15/2030		10,000	8,093

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031		3,000	2,744

ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,522
4.803% due 03/23/2032 •		10,500	10,440
5.750% due 11/16/2026 •(j)(k)		1,800	1,799

Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		500	500

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		12,800	10,799
4.350% due 06/15/2029		3,300	3,295

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	4,945
6.625% due 06/20/2033		7,416	8,047
7.200% due 11/28/2033		3,469	3,889
7.778% due 06/20/2054 •		6,300	7,190
8.248% due 11/21/2033 •		17,000	19,598

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,713
2.700% due 01/15/2034		15,300	12,783
4.150% due 04/15/2032		2,000	1,879
5.450% due 08/15/2030		5,048	5,129
5.500% due 08/15/2033		8,750	8,765

Itau Unibanco Holding SA
6.000% due 02/27/2030 (o)		23,700	24,333

JAB Holdings BV
2.200% due 11/23/2030		7,153	6,389

JPMorgan Chase & Co.
2.069% due 06/01/2029 •		4,400	4,187
2.182% due 06/01/2028 •		11,900	11,602
2.545% due 11/08/2032 •		10,000	8,893
2.580% due 04/22/2032 •		9,600	8,679
2.739% due 10/15/2030 •		22,000	20,725
2.947% due 02/24/2028 •		1,000	988
3.540% due 05/01/2028 •		10,100	10,008
3.702% due 05/06/2030 •		16,000	15,608
3.782% due 02/01/2028 •		7,900	7,862
4.005% due 04/23/2029 •		21,000	20,837
4.203% due 07/23/2029 •		300	298
4.603% due 10/22/2030 •		6,100	6,114
4.810% due 10/22/2036 •		1,600	1,554
4.912% due 07/25/2033 •(o)		33,672	33,707
4.946% due 10/22/2035 •(o)		8,000	7,915
5.140% due 01/24/2031 •		4,300	4,380
5.294% due 07/22/2035 •		11,900	12,051
5.299% due 07/24/2029 •		2,300	2,343
5.350% due 06/01/2034 •		46,600	47,568
5.534% due 11/29/2045 •		18,000	17,691
6.087% due 10/23/2029 •		14,800	15,381

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,057

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		407	35

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (c)		1,357	12

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (c)		2,272	7

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (c)		2,738	7

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (c)		4,126	18

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
		3880	63

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (c)		928	9

KBC Group NV
6.250% due 09/17/2031 •(j)(k)	EUR	3,600	4,229
8.000% due 09/05/2028 •(j)(k)		600	741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kilroy Realty LP
2.500% due 11/15/2032		$7,800	$6,355
2.650% due 11/15/2033		2,472	1,967
3.050% due 02/15/2030		6,595	6,015
6.250% due 01/15/2036		3,500	3,471

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,064

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,450

Lazard Group LLC
4.375% due 03/11/2029		3,046	3,012
4.500% due 09/19/2028		3,500	3,485
6.000% due 03/15/2031		8,700	9,042

Lehman Brothers Holdings, Inc.
4.800% due 09/17/2049 ^(d)		300	0

Lloyds Bank PLC
0.000% due 04/02/2032 þ		6,200	4,658

Lloyds Banking Group PLC
3.750% due 01/11/2027		2,600	2,590
3.750% due 03/18/2028 •		6,100	6,061
4.375% due 03/22/2028		500	499
5.985% due 08/07/2027 •		1,800	1,809
6.068% due 06/13/2036 •		13,100	13,321
8.500% due 09/27/2027 •(j)(k)	GBP	19,500	26,638

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		$300	300
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	4,534

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		$3,200	3,388

LPL Holdings, Inc.
5.650% due 03/15/2035		8,000	7,943

Lseg U.S. Fin Corp.
4.250% due 03/23/2029		3,800	3,773

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		1,000	1,031

Marex Group PLC
5.829% due 05/08/2028		2,900	2,932

Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,538
5.350% due 11/15/2044		1,263	1,197
5.400% due 03/15/2055 (o)		4,000	3,754

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		7,100	7,131

Mercury General Corp.
4.400% due 03/15/2027		2,313	2,298

Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •		4,200	4,162
2.048% due 07/17/2030		3,200	2,880
4.505% due 01/14/2032 •		10,500	10,352
5.133% due 07/20/2033 •		29,400	29,696
5.188% due 09/12/2036 •		5,000	4,967
5.354% due 09/13/2028 •		5,200	5,264
5.426% due 04/17/2035 •		2,000	2,036
5.574% due 01/16/2036 •		5,900	6,040

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		17,200	15,273
2.869% due 09/13/2030 •		7,800	7,359
5.594% due 07/10/2035 •		2,000	2,052

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	300	216

Morgan Stanley
0.000% due 04/02/2032 þ(m)		$15,800	11,774
1.593% due 05/04/2027 •		9,600	9,574
1.794% due 02/13/2032 •		36,100	31,269
2.239% due 07/21/2032 •		20,000	17,517
2.475% due 01/21/2028 •		1,900	1,870
3.383% due 01/23/2032 •	EUR	5,200	5,904
3.622% due 04/01/2031 •		$3,600	3,453

84	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.772% due 01/24/2029 •		$2,504	$2,471
4.238% due 01/09/2030 •		3,200	3,168
4.356% due 10/22/2031 •		7,300	7,156
4.431% due 01/23/2030 •		2,500	2,489
4.654% due 10/18/2030 •		14,600	14,597
4.708% due 03/12/2032 •		8,900	8,842
5.042% due 07/19/2030 •		9,400	9,511
5.123% due 02/01/2029 •		11,600	11,731
5.173% due 01/16/2030 •		17,400	17,648
5.230% due 01/15/2031 •		12,100	12,289
5.250% due 04/21/2034 •		1,700	1,706
5.424% due 07/21/2034 •		13,800	14,008
5.466% due 01/18/2035 •		5,000	5,084
5.587% due 01/18/2036 •		6,758	6,892
6.250% due 08/09/2026		269	271
6.407% due 11/01/2029 •		12,000	12,526

Morgan Stanley Bank NA
5.882% due 10/30/2026		27,000	27,254

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •		17,000	16,947
4.734% due 07/18/2031 •		6,000	5,983

Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027		14,709	14,845
5.450% due 12/12/2028		3,000	3,066

National Health Investors, Inc.
3.000% due 02/01/2031		1,500	1,350

Nationwide Building Society
3.960% due 07/18/2030 •		3,725	3,642
7.875% due 12/20/2031 •(j)(k)	GBP	2,300	3,063

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		$5,200	3,868

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		500	499

NatWest Group PLC
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,913
5.125% due 05/12/2027 •(j)(k)	GBP	30,060	39,187
5.583% due 03/01/2028 •		$1,000	1,010
7.300% due 11/19/2034 •(j)(k)		3,500	3,557
7.625% due 09/30/2035 •(j)(k)(o)	GBP	8,000	10,487

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		$7,800	7,780

New Immo Holding SA
2.750% due 11/26/2026	EUR	4,500	5,148
4.875% due 12/08/2028		6,000	6,782

Newmark Group, Inc.
7.500% due 01/12/2029		$8,200	8,601

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		3,000	3,066

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		7,400	6,923

NLG Global Funding
5.400% due 01/23/2030		12,100	12,389

Nomura Holdings, Inc.
2.172% due 07/14/2028		4,600	4,359
2.329% due 01/22/2027		1,000	983
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,578
5.594% due 07/02/2027		3,500	3,544
5.842% due 01/18/2028		15,000	15,331
7.000% due 07/15/2030 •(j)(k)		7,800	7,859

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		1,100	1,021

Norinchukin Bank
5.094% due 10/16/2029		517	523

Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	58,579	7,008
1.000% due 10/01/2053		1,868	210
1.500% due 10/01/2052		28,971	3,482
1.500% due 10/01/2053		72,596	8,948

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		$5,274	4,644
4.750% due 01/15/2028		700	700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OneMain Finance Corp.
5.375% due 11/15/2029		$4,500	$4,343
7.875% due 03/15/2030		3,200	3,304

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304

Pacific Life Global Funding II
4.266% (SOFRRATE + 0.600%) due 01/27/2028 ~		$21,000	21,002
4.850% due 02/10/2030		1,100	1,110

Palm RE Ltd.
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~		300	314

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		8,600	6,734

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		2,800	2,878

Piedmont Operating Partnership LP
6.875% due 07/15/2029		4,800	5,030

Pinnacol Assurance
8.625% due 06/25/2034 «(m)		6,000	6,371

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		250	251
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		250	250
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,000	1,048
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,000	4,136

Popular, Inc.
7.250% due 03/13/2028		3,400	3,525

Principal Financial Group, Inc.
4.111% due 02/15/2028		3,500	3,470

Principal Life Global Funding II
3.000% due 04/18/2026		1,800	1,799

Prologis LP
4.200% due 02/15/2033	CAD	9,500	6,808

Protective Life Corp.
3.400% due 01/15/2030		$6,088	5,810
4.300% due 09/30/2028		10,900	10,842

Protective Life Global Funding
5.432% due 01/14/2032		5,000	5,130

Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	2,217

Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		$300	300
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		3,400	3,507

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	400	462

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 07/08/2027 ~		300	358

Radian Group, Inc.
6.200% due 05/15/2029		$1,055	1,091

Realty Income Corp.
3.200% due 01/15/2027		5,100	5,057
4.450% due 09/15/2026		4,100	4,101
4.750% due 04/15/2033 (b)		6,400	6,315
4.875% due 06/01/2026		4,670	4,671

Regency Centers LP
3.600% due 02/01/2027		880	875

Reliance Standard Life Global Funding II
2.750% due 01/21/2027		160	158

Rexford Industrial Realty LP
2.125% due 12/01/2030		6,300	5,582

RGA Global Funding
2.700% due 01/18/2029		4,300	4,087
5.250% due 01/09/2030		8,000	8,141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/11/2031		$6,100	$6,274
6.000% due 11/21/2028		3,696	3,823

Royal Bank of Canada
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		600	601

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(m)		10,000	9,872

Sabra Health Care LP
3.900% due 10/15/2029		3,213	3,121

Sammons Financial Group Global Funding
5.050% due 01/10/2028		1,000	1,009

Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,050	2,802
6.875% due 04/15/2034		18,968	20,112

Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,446
5.353% due 09/06/2030 •		7,821	7,908
5.473% due 03/20/2029 •		10,800	10,953

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,100	1,082
4.320% due 09/22/2029 •		10,000	9,908

SBA Tower Trust
1.631% due 05/15/2051		3,800	3,738

SBL Holdings, Inc.
5.900% due 09/26/2028		2,700	2,549
7.200% due 10/30/2034		1,500	1,313

Sixth Street Lending Partners
5.750% due 01/15/2030		200	197
6.125% due 07/15/2030		6,600	6,566
6.500% due 03/11/2029		8,600	8,721

Societe Generale SA
5.250% due 02/19/2027		600	604

Standard Chartered Bank
4.853% due 12/03/2027		5,000	5,056

Standard Chartered PLC
3.603% due 01/12/2033 •		8,100	7,352

Stifel Financial Corp.
4.000% due 05/15/2030		9,800	9,527

Store Capital LLC
2.700% due 12/01/2031		3,800	3,309
2.750% due 11/18/2030		3,200	2,883
5.400% due 04/30/2030		5,300	5,327

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,069
2.750% due 01/15/2030		4,700	4,389
4.108% due 01/15/2029		13,200	13,087
4.494% due 01/15/2032 •		24,400	24,035
5.424% due 07/09/2031		6,500	6,657
5.558% due 07/09/2034		9,400	9,638
5.632% due 01/15/2035		36,000	37,172

Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,190
4.200% due 04/15/2032		7,765	7,397

Synchrony Financial
3.700% due 08/04/2026		4,100	4,088

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028		16,000	15,920
4.500% due 03/24/2029		6,000	5,963

Tesco Property Finance 4 PLC
5.801% due 10/13/2040	GBP	5,536	7,182

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		3,040	3,914

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027		604	767

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$1,000	1,034
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		500	518
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		300	303

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truist Financial Corp.
7.161% due 10/30/2029 •		$5,800	$6,167

Trust 2401
4.869% due 01/15/2030 (o)		1,407	1,356
6.390% due 01/15/2050		1,127	1,029
6.950% due 01/30/2044		1,663	1,616

Trust Fibra Uno
4.869% due 01/15/2030 (o)		643	617
6.390% due 01/15/2050		573	516
6.950% due 01/30/2044		320	315

U.S. Bancorp
6.787% due 10/26/2027 •		32,650	33,088

UBS AG
1.250% due 08/07/2026		2,700	2,672
4.302% due 03/16/2029 •		8,800	8,791

UBS Group AG
1.494% due 08/10/2027 •		11,100	10,981
2.095% due 02/11/2032 •		7,600	6,698
2.746% due 02/11/2033 •		4,500	3,981
4.151% due 12/23/2029 •		20,000	19,774
4.194% due 04/01/2031 •		14,600	14,289
4.214% due 04/10/2030 •		20,000	19,750
5.428% due 02/08/2030 •		12,000	12,261
5.617% due 09/13/2030 •		15,100	15,571
6.246% due 09/22/2029 •		12,800	13,305
7.000% due 02/05/2035 •(j)(k)		7,000	6,808
9.250% due 11/13/2028 •(j)(k)		7,000	7,465

UDR, Inc.
3.500% due 01/15/2028		7,425	7,306

UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,474
7.500% due 06/03/2026 •(j)(k)	EUR	11,000	12,777

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		$2,562	51

Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		250	248
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	252

Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,450	1,483

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~		400	400
7.691% (GSMMUSTI + 4.150%) due 03/08/2029 ~		250	250
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	254

VICI Properties LP
4.750% due 02/15/2028		1,000	1,001
5.125% due 11/15/2031		4,100	4,072
5.125% due 05/15/2032		12,600	12,423
5.625% due 04/01/2035		2,000	1,992
5.750% due 04/01/2034		7,700	7,774
6.125% due 04/01/2054		3,000	2,861

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		18,650	18,130
4.125% due 08/15/2030		12,531	12,005
4.500% due 01/15/2028		1,400	1,392
4.625% due 12/01/2029		2,400	2,360
5.750% due 02/01/2027		1,650	1,660

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		800	800
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		300	300
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

Voya Financial, Inc.
5.000% due 09/20/2034		14,800	14,414

Wells Fargo & Co.
2.393% due 06/02/2028 •		31,810	31,054
3.000% due 04/22/2026		21,809	21,780
3.196% due 06/17/2027 •		10,670	10,640
3.526% due 03/24/2028 •		23,800	23,609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.584% due 05/22/2028 •		$38,906	$38,545
4.182% due 01/23/2030 •		5,700	5,650
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,443
4.892% due 09/15/2036 •		14,900	14,502
5.198% due 01/23/2030 •		14,400	14,628
5.244% due 01/24/2031 •		7,300	7,443
5.557% due 07/25/2034 •		14,300	14,660
5.574% due 07/25/2029 •		17,400	17,802

Western-Southern Global Funding
4.500% due 07/16/2028		4,300	4,301

Weyerhaeuser Co.
4.000% due 04/15/2030		8,056	7,849
4.750% due 05/15/2026		7,734	7,737
7.350% due 07/01/2026		2,000	2,012
7.375% due 03/15/2032		5,657	6,309

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249

WP Carey, Inc.
4.250% due 10/01/2026		6,446	6,435

			4,212,406

INDUSTRIALS 27.4%

7-Eleven, Inc.
1.800% due 02/10/2031		26,000	22,516

AbbVie, Inc.
4.250% due 11/21/2049		6,700	5,442
5.050% due 03/15/2034		8,000	8,122
5.200% due 03/15/2035		4,757	4,843
5.350% due 03/15/2044		10,000	9,752

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		3,075	3,073

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,727
4.500% due 09/11/2034		5,000	4,741

Adventist Health System
2.952% due 03/01/2029		3,000	2,856

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	2,894
5.375% due 06/15/2035		555	564

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	3,000	3,134

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,326	3,186
3.600% due 09/15/2028		2,351	2,320
5.250% due 10/01/2030		2,320	2,353

Aker BP ASA
3.100% due 07/15/2031		10,893	9,955
3.750% due 01/15/2030		4,100	3,941

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		6,371	6,377

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,658

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		400	394

Amcor Flexibles North America, Inc.
5.100% due 03/17/2030		2,761	2,788

Amdocs Ltd.
2.538% due 06/15/2030		14,850	13,445

American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,565	2,488
3.150% due 08/15/2033		16,641	15,531
3.200% due 12/15/2029		5,820	5,676
3.350% due 04/15/2031		11,228	10,868
3.375% due 11/01/2028		1,280	1,265
3.575% due 07/15/2029		2,012	1,985
3.650% due 02/15/2029		2,894	2,818
3.700% due 04/01/2028		4,238	4,224

Amgen, Inc.
4.663% due 06/15/2051		2,254	1,892
5.150% due 03/02/2028		5,500	5,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 03/02/2030		$9,929	$10,198
5.250% due 03/02/2033 (o)		21,900	22,482
5.600% due 03/02/2043		33,650	33,220
5.750% due 03/02/2063 (o)		20,100	19,349

Apple, Inc.
4.850% due 05/10/2053		2,000	1,842

Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,319
4.250% due 11/01/2029		3,300	3,236
5.800% due 04/15/2034		1,383	1,411

Astrazeneca Finance LLC
4.900% due 02/26/2031		11,600	11,852

AutoZone, Inc.
5.100% due 07/15/2029		1,025	1,043
5.125% due 06/15/2030		900	916

Bacardi Ltd.
5.150% due 05/15/2038		10,500	9,737

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	7,000	8,016

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		$3,200	2,300

BAT Capital Corp.
5.625% due 08/15/2035		1,400	1,440

Baxter International, Inc.
4.450% due 02/15/2029		1,700	1,679
4.900% due 12/15/2030		4,500	4,443

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		54,800	54,260

Bayer U.S. Finance LLC
6.375% due 11/21/2030		7,700	8,100
6.500% due 11/21/2033		700	745

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	3,000	2,968

Becton Dickinson & Co.
4.693% due 02/13/2028		$379	381

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	7,000	7,997

Beignet Investor LLC
6.581% due 05/30/2049		$112,737	115,999

Berry Global, Inc.
4.875% due 07/15/2026		1,722	1,722

Block, Inc.
3.500% due 06/01/2031		1,300	1,183
5.625% due 08/15/2030		1,100	1,095
6.500% due 05/15/2032		13,329	13,459

BMW U.S. Capital LLC
4.300% due 03/17/2028		17,800	17,790
4.500% due 08/11/2030		7,600	7,517
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~		10,000	10,032
4.650% due 03/19/2027		2,000	2,009

Boeing Co.
2.950% due 02/01/2030		375	353
3.200% due 03/01/2029		185	178
3.250% due 02/01/2028		365	358
3.625% due 02/01/2031		4,000	3,806
5.150% due 05/01/2030		8,000	8,137
5.705% due 05/01/2040		16,085	16,118
5.805% due 05/01/2050		41,001	39,662
5.930% due 05/01/2060		25,000	24,018
6.298% due 05/01/2029		24,823	26,067

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		600	585
5.950% due 08/04/2033		7,606	7,774

Boston Scientific Corp.
2.650% due 06/01/2030		4,000	3,728

British Airways Pass-Through Trust
3.300% due 06/15/2034		7,228	6,850

Broadcom, Inc.
2.450% due 02/15/2031		21,400	19,440
2.600% due 02/15/2033		3,800	3,324
3.137% due 11/15/2035		22,839	19,414
3.187% due 11/15/2036		24,922	20,839
3.469% due 04/15/2034		4,000	3,604

86	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.926% due 05/15/2037		$37,864	$36,750
5.050% due 04/15/2030		800	816

Burberry Group PLC
5.750% due 06/20/2030	GBP	6,296	8,344

CAB SELAS
3.375% due 02/01/2028 (o)	EUR	1,102	1,238

Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,742
3.402% due 01/15/2038		10,600	9,240

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	587
5.400% due 12/15/2034		8,000	8,096
5.850% due 02/01/2035		6,419	6,716
6.250% due 03/15/2038		6,997	7,364
6.450% due 06/30/2033		2,101	2,260

Canadian Pacific Railway Co.
2.450% due 12/02/2031		5,562	4,944
4.950% due 08/15/2045		1,631	1,492
6.125% due 09/15/2115		10,000	10,114

Carnival Corp.
4.000% due 08/01/2028		12,200	11,918
5.750% due 03/15/2030		9,350	9,429
5.750% due 08/01/2032		4,400	4,404

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		10,100	9,984
5.100% due 03/01/2030		6,000	5,993

Centene Corp.
2.450% due 07/15/2028		3,500	3,262
2.500% due 03/01/2031		13,801	11,589
2.625% due 08/01/2031		16,653	13,934
3.000% due 10/15/2030		13,019	11,417
3.375% due 02/15/2030		900	814
4.625% due 12/15/2029		13,602	12,921

CGI, Inc.
4.950% due 03/14/2030		4,450	4,474

Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032		7,662	6,573
3.700% due 04/01/2051		5,000	3,098
3.850% due 04/01/2061		23,000	13,445
3.900% due 06/01/2052		13,500	8,602
3.950% due 06/30/2062		2,200	1,294
4.800% due 03/01/2050		5,400	3,995
5.125% due 07/01/2049		17,200	13,217
5.375% due 05/01/2047		6,985	5,626
5.750% due 04/01/2048		15,890	13,262
5.850% due 12/01/2035 (o)		7,500	7,381
6.100% due 06/01/2029		129	134

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		5,200	4,400
3.700% due 11/15/2029		47,030	45,707
5.125% due 06/30/2027		15,000	15,081

Cheniere Energy Partners LP
5.550% due 10/30/2035		5,000	5,094
5.750% due 08/15/2034		6,200	6,391

Choice Hotels International, Inc.
3.700% due 12/01/2029		2,537	2,434
5.850% due 08/01/2034		2,350	2,374

Chord Energy Corp.
6.750% due 03/15/2033		1,200	1,240

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		4,900	4,520
6.000% due 01/15/2029		1,200	1,188

Comcast Corp.
2.800% due 01/15/2051		22,300	12,771

CommonSpirit Health
4.352% due 09/01/2030		6,400	6,308
4.975% due 09/01/2035		1,600	1,562

Conagra Brands, Inc.
1.375% due 11/01/2027		400	380
4.850% due 11/01/2028		9,545	9,556

Constellation Brands, Inc.
3.700% due 12/06/2026		1,008	1,004
4.800% due 01/15/2029		1,098	1,105

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(m)		4,762	4,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coterra Energy, Inc.
5.600% due 03/15/2034	$2,315	$2,370

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	9,400	8,948

Crown Castle Towers LLC
4.241% due 07/15/2048	11,900	11,829

CSL Finance PLC
4.050% due 04/27/2029	4,500	4,442

CVS Health Corp.
3.000% due 08/15/2026	375	373
4.780% due 03/25/2038	3,850	3,550
5.000% due 01/30/2029	18,400	18,643
5.050% due 03/25/2048	18,900	16,227
5.450% due 09/15/2035	9,300	9,339
5.700% due 06/01/2034	5,300	5,448
5.875% due 06/01/2053	15,090	14,302
6.000% due 06/01/2044	1,724	1,698
6.050% due 06/01/2054	3,200	3,107

CVS Pass-Through Trust
4.163% due 08/11/2036	249	233
5.926% due 01/10/2034	254	259
6.036% due 12/10/2028	1,766	1,783
8.353% due 07/10/2031	211	229

DAE Funding LLC
3.375% due 03/20/2028	6,300	6,068

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	6,050	6,059

Delta Air Lines, Inc.
3.750% due 10/28/2029	2,500	2,408

Diamondback Energy, Inc.
5.400% due 04/18/2034	7,412	7,527
5.750% due 04/18/2054	7,077	6,697
5.900% due 04/18/2064	800	758

Discovery Global Holdings, Inc.
5.141% due 03/15/2052	392	239

DISH DBS Corp.
5.250% due 12/01/2026	750	744

DT Midstream, Inc.
5.800% due 12/15/2034	2,400	2,466

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,079
3.900% due 11/15/2049	3,700	2,710

eBay, Inc.
3.600% due 06/05/2027	1,640	1,626

Edwards Lifesciences Corp.
4.300% due 06/15/2028	4,700	4,696

Elevance Health, Inc.
3.650% due 12/01/2027	5,900	5,834
5.200% due 02/15/2035	1,700	1,698

Eli Lilly & Co.
4.600% due 08/14/2034	7,400	7,328

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,000	1,033

Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,581
3.125% due 11/15/2029	1,622	1,546
4.200% due 11/20/2028	553	549
4.250% due 12/01/2026	3,300	3,299
5.200% due 11/20/2035	1,199	1,196
5.625% due 04/05/2034	4,666	4,815
5.700% due 03/08/2033	9,600	9,948

Energy Transfer LP
3.900% due 07/15/2026	5,861	5,855
4.550% due 01/15/2031	10,000	9,913
4.950% due 06/15/2028	6,200	6,265
5.000% due 05/15/2050	1,000	830
5.350% due 05/15/2045	2,600	2,327
5.550% due 02/15/2028	300	306
5.600% due 09/01/2034	10,298	10,499
5.700% due 04/01/2035	7,900	8,117
5.750% due 02/15/2033	4,600	4,786
5.800% due 06/15/2038	6,230	6,317
5.950% due 05/15/2054	9,000	8,447
6.050% due 09/01/2054	19,625	18,703
6.500% due 02/01/2042	3,600	3,756
6.625% due 10/15/2036	206	223

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/01/2038		$4,302	$4,946

Eni SpA
5.950% due 05/15/2054		9,200	9,160

Entergy Louisiana LLC
3.050% due 06/01/2031		4,000	3,729
3.120% due 09/01/2027		4,300	4,239
5.150% due 09/15/2034		9,100	9,171
5.350% due 03/15/2034		3,267	3,360

Enterprise Products Operating LLC
4.450% due 02/15/2043		5,000	4,325
4.950% due 02/15/2035		7,900	7,880
5.200% due 01/15/2036		18,600	18,709
5.700% due 02/15/2042		2,002	2,006
6.900% (TSFR3M + 3.248%) due 08/16/2077 ~		7,651	7,648

EQT Corp.
4.500% due 01/15/2029		1,239	1,236
4.750% due 01/15/2031		6,300	6,270
5.750% due 02/01/2034		3,100	3,197

Essent Group Ltd.
6.250% due 07/01/2029		6,282	6,502

Expand Energy Corp.
5.700% due 01/15/2035		16,900	17,172
6.750% due 04/15/2029		1,261	1,262

FactSet Research Systems, Inc.
2.900% due 03/01/2027		10,000	9,832

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		2,000	1,967

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		9,700	9,676
4.550% due 03/10/2029		13,500	13,440

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	991
6.150% due 10/01/2038		1,600	1,681

Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,875
4.200% due 10/01/2028		4,905	4,850
5.250% due 08/11/2035		31,000	30,161

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	33,615

Flex Ltd.
4.875% due 06/15/2029		8,100	8,136
5.250% due 01/15/2032		3,400	3,415

Fox Corp.
4.709% due 01/25/2029		4,895	4,908
6.500% due 10/13/2033		2,145	2,303

Freeport Minerals Corp.
9.500% due 06/01/2031		200	238

Gartner, Inc.
3.625% due 06/15/2029		3,700	3,482
4.950% due 03/20/2031		6,450	6,295
5.600% due 11/20/2035		8,000	7,594

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		2,800	2,724
7.125% due 03/10/2035 •(j)		1,300	1,265

Global Payments, Inc.
3.200% due 08/15/2029		6,072	5,729
4.550% due 03/15/2028		2,900	2,888
4.875% due 11/15/2030		8,500	8,352
4.875% due 03/17/2031	EUR	1,300	1,531
5.200% due 11/15/2032		$18,300	17,774

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,206
6.103% due 08/23/2042		8,000	7,970
6.129% due 02/23/2038		1,700	1,723

Grifols SA
7.500% due 05/01/2030 (m)	EUR	8,000	9,590

GSG Bidco Ltd.
5.375% due 06/15/2036		12,300	14,119

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$4,802	4,757
3.375% due 03/24/2029		1,700	1,655

HCA, Inc.
3.500% due 09/01/2030		7,400	7,030
3.500% due 07/15/2051		4,500	2,981

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 03/15/2032		$2,700	$2,510
4.125% due 06/15/2029		6,800	6,707
4.300% due 11/15/2030		700	689
5.250% due 03/01/2030		2,925	2,987
5.450% due 09/15/2034		1,100	1,111
5.500% due 06/01/2033		19,000	19,387
5.625% due 09/01/2028		9,912	10,112
5.750% due 03/01/2035		16,406	16,874
5.875% due 02/01/2029		1,500	1,544
5.900% due 06/01/2053		200	191
5.950% due 09/15/2054		3,000	2,888

Heathrow Finance PLC
4.125% due 09/01/2029 þ	GBP	3,200	3,959

Heathrow Funding Ltd.
6.450% due 12/10/2033		2,100	2,902

HEICO Corp.
5.250% due 08/01/2028		$2,000	2,039
5.350% due 08/01/2033		1,900	1,936

Hess Corp.
7.875% due 10/01/2029		3,600	4,025

Hewlett Packard Enterprise Co.
4.500% due 03/23/2028		7,350	7,352
4.600% due 03/23/2029		7,350	7,345

Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033		2,400	2,391

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		400	402

Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030		500	510

Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,026
5.375% due 12/15/2031		4,700	4,759

Hyundai Capital America
1.500% due 06/15/2026		11,500	11,431
4.250% due 01/08/2029		9,300	9,200
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~		1,000	995
4.600% due 04/06/2028 (b)		26,100	26,101
4.850% due 03/25/2027		4,000	4,015

Illumina, Inc.
4.650% due 09/09/2026		1,300	1,300

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	1,000	1,220

Imperial Brands Finance PLC
6.125% due 07/27/2027		$6,000	6,123

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,500	4,732

IQVIA, Inc.
5.700% due 05/15/2028		1,988	2,028

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		3,000	3,014

Jabil, Inc.
5.450% due 02/01/2029		2,200	2,244

JDE Peet’s NV
4.500% due 01/23/2034	EUR	3,700	4,283

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$19,000	17,982

JetBlue Pass-Through Trust
2.750% due 11/15/2033		5,874	5,218

Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		2,200	2,209

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,467
7.400% due 03/15/2031		500	560
7.500% due 11/15/2040		5,500	6,403

Kinder Morgan, Inc.
3.600% due 02/15/2051		2,000	1,386
5.200% due 06/01/2033		6,706	6,820
5.300% due 12/01/2034		1,000	1,008
7.750% due 01/15/2032		14,439	16,562

Kodiak Gas Services LLC
7.250% due 02/15/2029		800	829

Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,112
6.500% due 02/09/2040		1,258	1,318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 01/26/2039		$13,500	$14,607
7.125% due 08/01/2039		7,120	7,784

L3Harris Technologies, Inc.
5.050% due 06/01/2029		300	305

Laboratory Corp. of America Holdings
4.350% due 04/01/2030		1,389	1,377

Las Vegas Sands Corp.
3.900% due 08/08/2029		4,050	3,905
5.625% due 06/15/2028		8,600	8,714
6.000% due 08/15/2029		57,275	58,882
6.000% due 06/14/2030		5,646	5,810
6.200% due 08/15/2034		30,485	31,254

Leidos, Inc.
2.300% due 02/15/2031		16,623	14,799
4.375% due 05/15/2030		3,295	3,243

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		2,500	2,247

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		15,841	15,462

Lockheed Martin Corp.
4.300% due 06/15/2062		9,400	7,334
4.800% due 08/15/2034		4,516	4,514

Maple Parent Holdings Corp.
4.750% due 03/26/2029		4,200	4,200

Marathon Petroleum Corp.
5.150% due 03/01/2030		3,100	3,163

Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,925
4.200% due 07/15/2027		1,239	1,238
4.500% due 10/01/2034		6,099	5,745
4.625% due 06/15/2030		4,984	4,986
5.250% due 10/15/2035		1,700	1,692

Mars, Inc.
5.200% due 03/01/2035		4,300	4,342
5.650% due 05/01/2045		8,300	8,201

Marvell Technology, Inc.
1.650% due 04/15/2026		7,676	7,668

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	123

McCormick & Co., Inc.
4.150% due 02/15/2029		7,400	7,330

McDonald’s Corp.
2.625% due 09/01/2029		4,350	4,125
4.600% due 05/15/2030		1,070	1,080
5.000% due 05/17/2029		4,519	4,623

Meta Platforms, Inc.
3.850% due 08/15/2032		1,788	1,707
4.600% due 11/15/2032		1,769	1,752
4.750% due 08/15/2034		2,100	2,078
5.500% due 11/15/2045		720	682
5.550% due 08/15/2064		3,500	3,149

Microchip Technology, Inc.
5.050% due 02/15/2030		3,200	3,229

Micron Technology, Inc.
5.300% due 01/15/2031		2,100	2,199

Mitchells & Butlers Finance PLC
4.315% (SONIO/N + 0.569%) due 12/15/2030 ~	GBP	308	399

Motorola Solutions, Inc.
2.300% due 11/15/2030		$300	271
4.600% due 05/23/2029		888	889

MPLX LP
4.125% due 03/01/2027		1,000	998
4.900% due 04/15/2058		2,600	2,114
4.950% due 03/14/2052		4,100	3,407
5.400% due 04/01/2035		21,500	21,489

MSCI, Inc.
3.250% due 08/15/2033		10,400	9,065
3.875% due 02/15/2031		1,500	1,419

National Football League
5.250% due 10/05/2034 «(m)		19,400	19,343
5.420% due 10/05/2037 «(m)		6,900	6,882

National Grid Electricity Transmission PLC
2.000% due 04/17/2040	GBP	1,400	1,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	$13,864
4.875% due 06/15/2030		$900	913

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,022	2,009

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		12,810	12,471

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,842

NTT Finance Corp.
5.171% due 07/16/2032		15,300	15,416

NVR, Inc.
3.000% due 05/15/2030		35,314	33,262

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026		6,700	6,691
4.300% due 08/19/2028		300	299

Occidental Petroleum Corp.
6.200% due 03/15/2040		3,460	3,536
6.625% due 09/01/2030		7,111	7,650
8.875% due 07/15/2030		17,067	19,436

ONEOK Partners LP
6.125% due 02/01/2041		373	379
6.200% due 09/15/2043		3,450	3,457

Oracle Corp.
2.300% due 03/25/2028		3,200	3,049
2.875% due 03/25/2031		13,900	12,349
3.950% due 03/25/2051		5,300	3,361
4.000% due 07/15/2046		11,000	7,416
4.000% due 11/15/2047		3,700	2,451
4.100% due 03/25/2061		16,600	10,215
4.900% due 02/06/2033		4,300	4,077
5.200% due 09/26/2035 (o)		10,000	9,385
5.500% due 08/03/2035		24,100	23,019
5.500% due 09/27/2064		21,900	16,787
6.000% due 08/03/2055		7,300	6,126

Paramount Global
3.700% due 06/01/2028		4,100	3,967
6.875% due 04/30/2036		9,000	7,899

Pennsylvania-American Water Co.
7.800% due 09/01/2026		600	608

Permian Resources Operating LLC
6.250% due 02/01/2033		5,600	5,708

Petroleos Mexicanos
6.700% due 02/16/2032		15,851	15,526

Philip Morris International, Inc.
3.375% due 08/15/2029		6,100	5,913
4.375% due 04/30/2030		1,860	1,851
5.250% due 09/07/2028		358	367
5.250% due 02/13/2034		7,900	8,048
5.375% due 02/15/2033		6,000	6,170
5.625% due 11/17/2029		14,714	15,298
5.750% due 11/17/2032		11,500	12,111

Phillips 66 Co.
4.680% due 02/15/2045		841	711

Pioneer Natural Resources Co.
7.200% due 01/15/2028		4,497	4,705

Plains All American Pipeline LP
5.950% due 06/15/2035		4,200	4,339

Qatarenergy LNG S3
5.838% due 09/30/2027		237	237

Quanta Services, Inc.
2.350% due 01/15/2032		6,000	5,229

RELX Capital, Inc.
3.000% due 05/22/2030		3,000	2,826
4.000% due 03/18/2029		300	297

Renesas Electronics Corp.
2.170% due 11/25/2026		3,200	3,151

Republic Services, Inc.
5.000% due 04/01/2034		275	278

Roche Holdings, Inc.
4.075% due 12/02/2030		500	494

Rogers Communications, Inc.
3.200% due 03/15/2027		2,000	1,976
4.500% due 03/15/2042		628	530
5.000% due 02/15/2029		605	611

88	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roper Technologies, Inc.
4.250% due 09/15/2028		$190	$189

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028		6,700	6,595
5.375% due 01/15/2036		7,500	7,371
5.500% due 04/01/2028		15,200	15,377
5.625% due 09/30/2031		3,700	3,737

Royalty Pharma PLC
1.750% due 09/02/2027		5,000	4,821
2.200% due 09/02/2030		1,150	1,036

RTX Corp.
5.375% due 02/27/2053		8,300	7,800
6.100% due 03/15/2034		15,900	17,128
7.200% due 08/15/2027		125	130

S&P Global, Inc.
4.250% due 05/01/2029		5,542	5,531

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		6,500	6,455
5.000% due 03/15/2027		1,000	1,002

Santos Finance Ltd.
3.649% due 04/29/2031		23,300	21,821
5.250% due 03/13/2029		5,000	5,042
6.875% due 09/19/2033		17,900	19,505

Saudi Arabian Oil Co.
2.250% due 11/24/2030		1,000	883
5.250% due 07/17/2034 (o)		2,400	2,394

Schlumberger Holdings Corp.
5.000% due 06/01/2034		6,900	6,903

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	414

Sekisui House U.S., Inc.
3.966% due 08/06/2061		200	132

Smith & Nephew PLC
5.150% due 03/20/2027		1,500	1,508

Smithfield Foods, Inc.
4.250% due 02/01/2027		1,000	995

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034		5,057	5,025

South West Water Finance PLC
5.750% due 12/11/2032	GBP	6,650	8,802

Southern Co.
4.850% due 03/15/2035		$13,400	13,041

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,792
4.600% due 06/15/2028		16,831	16,848

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		230	216
3.650% due 08/15/2031		749	686
4.100% due 10/01/2029		1,931	1,897

Starbucks Corp.
4.500% due 05/15/2028		2,345	2,350
4.800% due 05/15/2030		1,700	1,722

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		100	104

Stryker Corp.
1.950% due 06/15/2030		21,099	19,047
4.250% due 09/11/2029		630	628
4.625% due 09/11/2034		6,300	6,153
4.850% due 12/08/2028		8,000	8,122
4.850% due 02/10/2030		8,500	8,618
5.200% due 02/10/2035		1,600	1,621

Synopsys, Inc.
4.550% due 04/01/2027		7,500	7,507
4.850% due 04/01/2030		1,400	1,411
5.150% due 04/01/2035		10,000	10,023

Synthos SA
2.500% due 06/07/2028 (o)	EUR	5,760	6,151

Sysco Corp.
5.100% due 09/23/2030		$2,169	2,187
5.950% due 04/01/2030		4,400	4,571

T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	10,075
2.550% due 02/15/2031 (o)		16,800	15,271
2.625% due 02/15/2029		600	571
3.000% due 02/15/2041		32,700	23,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.300% due 02/15/2051		$40,000	$26,203
3.600% due 11/15/2060		700	455
3.875% due 04/15/2030		18,637	18,155
5.050% due 07/15/2033		2,000	2,014
5.250% due 06/15/2055		20,500	18,248
5.700% due 01/15/2056		5,000	4,760
5.750% due 01/15/2054		200	192

Tapestry, Inc.
5.100% due 03/11/2030		6,500	6,570
5.500% due 03/11/2035		7,100	7,116

Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,789
4.950% due 04/15/2052		3,000	2,514
6.150% due 03/01/2029		7,704	8,028

TD SYNNEX Corp.
2.375% due 08/09/2028		14,300	13,579
2.650% due 08/09/2031		8,700	7,734

TDF Infrastructure SAS
1.750% due 12/01/2029	EUR	1,100	1,176

Telefonica Emisiones SA
4.103% due 03/08/2027		$4,800	4,781

Teva Pharmaceutical Finance Netherlands III BV
8.125% due 09/15/2031		575	643

Textron, Inc.
3.650% due 03/15/2027		2,500	2,483

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,604	3,767

Time Warner Cable LLC
4.500% due 09/15/2042		$4,000	3,017

Times Square Hotel Trust
8.528% due 08/01/2026		39	40

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,758
5.100% due 03/15/2036		800	793

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		2,850	2,576

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		643	635

Tyson Foods, Inc.
5.400% due 03/15/2029		500	513

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	600	560

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (c)		$3,152	95

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		1,449	87

United Airlines Pass-Through Trust
2.700% due 11/01/2033		731	674
2.875% due 04/07/2030		13,152	12,700
3.100% due 01/07/2030		802	782
3.100% due 04/07/2030		3,071	2,945
3.450% due 01/07/2030		2,316	2,252
3.500% due 09/01/2031		1,049	1,021
3.700% due 09/01/2031		2,297	2,211
4.150% due 02/25/2033		7,336	7,191
5.450% due 08/15/2038		9,585	9,799
5.875% due 04/15/2029		10,452	10,634

UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,427
4.950% due 01/15/2032		10,093	10,209
5.150% due 07/15/2034 (o)		14,700	14,831
5.200% due 04/15/2063		23,860	20,850
5.500% due 07/15/2044		10,800	10,429

Vale Overseas Ltd.
6.400% due 06/28/2054		4,100	4,156

Var Energi ASA
5.875% due 05/22/2030		600	620
8.000% due 11/15/2032		6,200	7,067

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,642
3.875% due 11/01/2033		11,000	9,753
4.125% due 08/15/2031		13,000	12,065
6.250% due 01/15/2030		8,950	9,159

Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	12,080

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 06/01/2031		$2,500	$2,601

Viking Cruises Ltd.
5.875% due 10/15/2033		5,511	5,445

Viper Energy Partners LLC
5.700% due 08/01/2035		6,300	6,353

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	9,900	11,612
5.250% due 05/15/2029		1,000	1,268

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,200	5,330
5.625% due 04/15/2032	EUR	14,000	14,914

VMware LLC
2.200% due 08/15/2031		$3,300	2,898
4.700% due 05/15/2030		24,482	24,640

VOC Escrow Ltd.
5.000% due 02/15/2028		6,000	5,978

Volkswagen Group of America Finance LLC
4.750% due 11/13/2028		4,900	4,899

Waste Connections, Inc.
4.200% due 01/15/2033		796	771

Weatherford International Ltd.
6.750% due 10/15/2033		3,100	3,169

Weir Group, Inc.
5.350% due 05/06/2030		5,300	5,374

Wessex Water Services Finance PLC
1.500% due 09/17/2029	GBP	4,750	5,500

Western Midstream Operating LP
5.450% due 11/15/2034		$9,900	9,808
6.150% due 04/01/2033		500	522

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	15,982

Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,402
5.600% due 03/15/2035		19,624	20,062
5.650% due 03/15/2033		4,200	4,339

Woodside Finance Ltd.
3.700% due 09/15/2026		11,375	11,335
3.700% due 03/15/2028		6,100	6,012
4.500% due 03/04/2029		2,300	2,291
5.100% due 09/12/2034		5,400	5,317
5.400% due 05/19/2030		9,700	9,908

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		7,300	7,278

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		9,400	9,312

Xylem, Inc.
2.250% due 01/30/2031		300	270

Yellowstone Energy LP
5.750% due 12/31/2026		586	580

Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	12,200	12,516
6.375% due 08/19/2039		5,000	6,391

Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		$1,626	1,664

Zoetis, Inc.
2.000% due 05/15/2030		7,000	6,360

			3,593,865

UTILITIES 9.0%

AEP Texas, Inc.
5.200% due 04/15/2036		4,500	4,427
5.700% due 05/15/2034		1,000	1,030
6.650% due 02/15/2033		2,425	2,636

AES Corp.
3.950% due 07/15/2030		5,200	4,974
5.450% due 06/01/2028		2,400	2,423
5.800% due 03/15/2032		7,700	7,747
6.950% due 07/15/2055 •		2,700	2,522
7.600% due 01/15/2055 •		7,550	7,493

Alliant Energy Finance LLC
3.600% due 03/01/2032		1,500	1,388

Ameren Corp.
5.700% due 12/01/2026		600	604

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		$1,200	$1,177

Anglian Water Services Financing PLC
5.750% due 06/07/2043	GBP	9,000	10,370
6.000% due 06/20/2039		1,400	1,732

Appalachian Power Co.
2.700% due 04/01/2031		$6,895	6,273
3.700% due 05/01/2050		3,000	2,142

Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,282
3.350% due 05/15/2050		3,750	2,494
5.500% due 09/01/2035		4,300	4,336

AT&T, Inc.
2.550% due 12/01/2033		409	346
2.750% due 06/01/2031		16,200	14,819
3.500% due 06/01/2041		36,300	28,177
3.550% due 09/15/2055		23,160	15,074
3.650% due 06/01/2051		20,800	14,294
3.650% due 09/15/2059		33,150	21,497
3.850% due 06/01/2060		20,750	13,975
4.350% due 06/15/2045		300	243
4.400% due 04/30/2031		19,200	19,011
4.750% due 04/30/2033		5,900	5,846

Atlantic City Electric Co.
4.000% due 10/15/2028		4,600	4,571

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		1,850	1,502

Black Hills Corp.
2.500% due 06/15/2030		10,400	9,506
3.875% due 10/15/2049		5,500	4,014
6.000% due 01/15/2035		11,850	12,307
6.150% due 05/15/2034		4,200	4,427

Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035		200	205

CenterPoint Energy Houston Electric LLC
5.050% due 03/01/2035		2,600	2,592

Clearway Energy Operating LLC
3.750% due 02/15/2031		3,500	3,243

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028		4,200	4,115

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,131
6.055% due 08/15/2026		2,000	2,009

Constellation Energy Generation LLC
3.900% due 01/08/2028		9,800	9,726
4.400% due 01/15/2031		5,100	5,036
5.750% due 10/01/2041		2,579	2,593
6.500% due 10/01/2053		10,000	10,621

Dominion Energy, Inc.
2.250% due 08/15/2031		3,500	3,089

DTE Energy Co.
2.950% due 03/01/2030		2,441	2,300
3.400% due 06/15/2029		2,387	2,311
5.100% due 03/01/2029		2,599	2,643

Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,590
6.050% due 04/15/2038		1,227	1,309

Duke Energy Progress LLC
5.050% due 03/15/2035		7,600	7,619

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		14,700	14,527

DWR Cymru Financing U.K. PLC
2.500% due 03/31/2036	GBP	7,930	7,635

Edison International
5.450% due 06/15/2029		$1,700	1,717
5.750% due 06/15/2027		10,020	10,098
6.250% due 03/15/2030		3,100	3,214
8.125% due 06/15/2053 •(o)		4,400	4,482

Emera U.S. Finance LP
4.750% due 06/15/2046		6,300	5,203

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		534	534

ENEL Finance International NV
2.125% due 07/12/2028		8,276	7,858
2.500% due 07/12/2031		5,922	5,262

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Arkansas LLC
4.950% due 01/15/2036		$14,000	$13,738

Entergy Corp.
1.900% due 06/15/2028		5,900	5,598
3.750% due 06/15/2050		1,000	708

Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,243
5.800% due 09/01/2053		800	792

EPH Financing International AS
5.875% due 11/30/2029	EUR	4,900	5,969
6.651% due 11/13/2028		3,900	4,771

Evergy Metro, Inc.
2.250% due 06/01/2030		$280	256

Eversource Energy
4.450% due 12/15/2030		7,100	7,006
5.500% due 01/01/2034		1,100	1,116

Fells Point Funding Trust
3.046% due 01/31/2027		11,500	11,373

FirstEnergy Transmission LLC
5.000% due 01/15/2035		5,500	5,424

FORESEA Holding SA
7.500% due 06/15/2030		1,905	1,872

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		18,600	14,043

Georgia Power Co.
3.250% due 03/15/2051		3,200	2,143
3.700% due 01/30/2050		4,200	3,088

Interstate Power & Light Co.
4.950% due 09/30/2034		2,500	2,464
5.600% due 06/29/2035		3,900	3,997

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,329
5.750% due 04/01/2034		5,700	5,676

Jersey Central Power & Light Co.
4.400% due 01/15/2031		4,700	4,634

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,500	2,487

MidAmerican Energy Co.
3.150% due 04/15/2050		500	331
4.250% due 05/01/2046		1,800	1,482
5.350% due 01/15/2034		2,100	2,157

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		3,155	3,139

Mississippi Power Co.
3.950% due 03/30/2028		14,645	14,572

National Grid PLC
5.602% due 06/12/2028		6,000	6,146
5.809% due 06/12/2033		5,500	5,740

Nevada Power Co.
5.450% due 05/15/2041		4,059	3,980

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	10,200	7,332
4.400% due 03/01/2031		$10,000	9,915
4.670% due 06/12/2035	CAD	16,700	12,076
4.800% due 12/01/2077 •		$4,300	4,202
6.750% due 06/15/2054 •		8,000	8,286

Northumbrian Water Finance PLC
5.625% due 04/29/2033 (o)	GBP	1,800	2,336

NRG Energy, Inc.
2.450% due 12/02/2027		$1,000	964

NSTAR Electric Co.
5.200% due 03/01/2035		3,500	3,528

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 ^(c)(d)		2,416	1,172

OI SA (8.500% PIK)
8.500% due 12/31/2028 ^(c)(d)		5,022	53

ONEOK, Inc.
4.550% due 07/15/2028		5,671	5,679
4.950% due 07/13/2047		9,972	8,513
5.050% due 11/01/2034		61,400	59,744
5.200% due 07/15/2048		2,585	2,274
5.550% due 11/01/2026		600	604
6.625% due 09/01/2053		1,414	1,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange SA
4.000% due 01/13/2029		$5,000	$4,951

Pacific Gas & Electric Co.
2.500% due 02/01/2031		15,600	13,985
3.000% due 06/15/2028		5,400	5,227
3.250% due 06/01/2031		1,600	1,476
3.300% due 03/15/2027		2,229	2,203
3.300% due 12/01/2027		22,816	22,350
3.300% due 08/01/2040		3,424	2,563
3.500% due 08/01/2050		13,050	8,636
3.750% due 07/01/2028		15,079	14,818
3.750% due 08/15/2042		2,600	1,949
4.250% due 03/15/2046		2,100	1,597
4.300% due 03/15/2045		1,932	1,511
4.500% due 07/01/2040		2,800	2,391
4.500% due 12/15/2041		4,300	3,592
4.600% due 06/15/2043		4,900	4,051
4.650% due 08/01/2028		17,000	17,028
4.750% due 02/15/2044		5,700	4,768
4.950% due 07/01/2050		7,865	6,520
5.250% due 03/01/2052		13,600	11,584
5.700% due 03/01/2035		1,856	1,882
5.900% due 10/01/2054		1,883	1,756
6.000% due 08/15/2035		5,000	5,168
6.100% due 10/15/2055		9,200	8,844
6.150% due 01/15/2033		869	909

PacifiCorp
2.700% due 09/15/2030		1,500	1,368
2.900% due 06/15/2052		6,900	3,934
4.250% due 03/15/2029		18,000	17,801
5.300% due 02/15/2031		6,200	6,287
5.350% due 12/01/2053		5,450	4,679
5.750% due 04/01/2037		8,278	8,201
5.800% due 01/15/2055		5,000	4,571
7.375% due 09/15/2055 •		4,000	3,825

Petrobras Global Finance BV
5.125% due 09/10/2030		34,400	33,750
6.250% due 01/10/2036		3,400	3,326

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		4,300	2,917
3.500% due 06/01/2029		2,100	2,042
3.640% due 11/01/2046		1,500	1,101
5.100% due 02/15/2035		5,000	4,991

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~		12,700	12,710

Plains All American Pipeline LP/PAA Finance Corp.
5.700% due 09/15/2034		400	409

Public Service Co. of Oklahoma
3.150% due 08/15/2051		701	450

Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		6,900	6,707

Rio Oil Finance Trust
9.750% due 01/06/2027		2,013	2,058

San Diego Gas & Electric Co.
1.700% due 10/01/2030		7,689	6,805
2.950% due 08/15/2051		1,128	709
3.000% due 03/15/2032		4,599	4,187
4.100% due 06/15/2049		9,500	7,294
5.400% due 04/15/2035		5,000	5,087

SCE Recovery Funding LLC
5.112% due 12/14/2049		3,700	3,474

Sempra
3.400% due 02/01/2028		440	432
6.375% due 04/01/2056 •		9,800	9,847
6.400% due 10/01/2054 •		1,500	1,496
6.875% due 10/01/2054 •		1,100	1,112

Severn Trent Utilities Finance PLC
4.000% due 03/05/2034	EUR	7,050	8,133

Southern California Edison Co.
2.500% due 06/01/2031		$2,600	2,323
2.750% due 02/01/2032		10,500	9,369
2.950% due 02/01/2051		7,600	4,578
3.450% due 02/01/2052		8,200	5,373
3.650% due 02/01/2050		2,000	1,373
3.900% due 12/01/2041		1,100	857
3.900% due 03/15/2043		6,100	4,625

90	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/01/2047		$14,900	$11,083
4.400% due 09/06/2026		1,500	1,500
4.650% due 10/01/2043		600	504
4.875% due 02/01/2027		2,200	2,206
4.875% due 03/01/2049		8,468	7,086
5.250% due 03/15/2030		3,900	3,962
5.300% due 03/01/2028		8,300	8,419
5.450% due 06/01/2031		435	445
5.450% due 03/01/2035		20,900	20,987
5.850% due 11/01/2027		5,400	5,502
6.650% due 04/01/2029		8,039	8,372

Southern California Gas Co.
2.550% due 02/01/2030		2,200	2,061
5.200% due 06/01/2033		8,300	8,462

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		9,423	8,270
3.250% due 06/15/2026		4,217	4,209

Southern Power Co.
5.250% due 07/15/2043		1,000	939

Southwest Gas Corp.
4.050% due 03/15/2032		1,575	1,506

Southwestern Electric Power Co.
3.250% due 11/01/2051		115	74

Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,319

SPP-Distribucia AS
1.000% due 06/09/2031	EUR	3,600	3,592

SW Finance I PLC
7.000% due 04/16/2040	GBP	12,600	16,196
7.375% due 12/12/2041 (o)		4,800	6,299
7.750% due 10/31/2031		5,600	7,751

System Energy Resources, Inc.
5.300% due 12/15/2034		$10,700	10,677

Toledo Edison Co.
2.650% due 05/01/2028		11,334	10,768

United Utilities Water Finance PLC
3.500% due 02/27/2033	EUR	2,100	2,360

Verizon Communications, Inc.
1.750% due 01/20/2031		$400	351
4.016% due 12/03/2029		200	197
4.750% due 01/15/2033		6,935	6,852
4.780% due 02/15/2035		2,812	2,723
5.000% due 01/15/2036		4,100	4,017
6.000% due 11/30/2065		1,400	1,358

Vistra Operations Co. LLC
4.700% due 01/31/2031		5,000	4,922
6.000% due 04/15/2034		5,200	5,349

Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	8,633

Xcel Energy, Inc.
1.750% due 03/15/2027		1,800	1,755
3.400% due 06/01/2030		240	228

			1,185,619

Total Corporate Bonds & Notes (Cost $9,323,167)			8,991,890

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (g)		807	3
0.000% due 12/31/2027 (g)		1,009	2
0.000% due 12/31/2028 (g)		1,614	2
0.000% due 12/31/2029 (g)		1,614	2
0.000% due 12/31/2030 (g)		2,017	3
0.000% due 12/31/2031 (g)		2,017	2
0.000% due 12/31/2032 (g)		3,803	4

Total Convertible Bonds & Notes (Cost $693)			18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	$8,000	$8,437

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050	1,000	758

FLORIDA 0.0%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	2,891	3,032

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	9,462	9,696
5.169% due 04/01/2041	7,600	7,705

		17,401

Total Municipal Bonds & Notes (Cost $28,725)		29,628

U.S. GOVERNMENT AGENCIES 14.2%

Federal Home Loan Mortgage Corp.
4.500% due 06/01/2053 - 12/01/2053	4,012	3,878
5.000% due 01/01/2055	946	944
5.500% due 08/01/2054 - 01/01/2055	20,401	20,516
6.500% due 06/01/2054	1,162	1,202

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
6.153% due 11/25/2055 «~	3,120	2,032

Federal Home Loan Mortgage Corp. REMICS
4.532% due 12/25/2055 •	2,923	2,923

Federal National Mortgage Association
3.000% due 01/01/2045	107	98
3.500% due 07/01/2046	1,367	1,279
4.000% due 08/01/2049	167	160
4.500% due 11/01/2048 - 07/01/2053	30,103	29,350
5.000% due 02/01/2054 - 02/01/2055	2,811	2,804
6.500% due 07/01/2054 - 10/01/2054	1,162	1,203

Government National Mortgage Association REMICS
4.323% due 02/20/2074 •	2,110	2,113

Government National Mortgage Association, TBA
4.000% due 05/01/2056	93,600	87,634
4.500% due 04/01/2056	55,900	54,011
5.000% due 04/01/2056 - 05/01/2056	59,300	58,623
6.000% due 05/01/2056	22,700	23,058

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056	90	85
4.500% due 05/01/2056 - 06/01/2056	823,495	793,600
5.000% due 04/01/2056 - 06/01/2056	785,600	773,880

Total U.S. Government Agencies (Cost $1,859,088)		1,859,393

U.S. TREASURY OBLIGATIONS 16.0%

U.S. Treasury Bonds
1.750% due 08/15/2041	76,400	51,103
1.875% due 11/15/2051 (q)	204,438	112,369
2.000% due 11/15/2041	18,400	12,731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 02/15/2050	$15,500	$9,027
2.250% due 05/15/2041	137,298	100,107
2.250% due 08/15/2049 (q)	74,500	46,356
2.250% due 02/15/2052 (q)	12,600	7,598
2.375% due 11/15/2049	150,000	95,607
2.500% due 02/15/2046	76,025	52,469
2.500% due 05/15/2046 (q)	91,308	62,760
2.750% due 08/15/2047 (q)	115,600	81,837
3.000% due 08/15/2048 (q)	4,700	3,451
3.125% due 05/15/2048	106,300	80,028
3.250% due 05/15/2042	4,200	3,462
3.375% due 08/15/2042	131,635	110,003
3.375% due 11/15/2048 (q)	153,500	120,335
3.750% due 08/15/2041	168,700	150,512
4.000% due 11/15/2042	20,500	18,556
4.375% due 05/15/2041	230,738	222,311
4.375% due 08/15/2043	137,351	129,687
4.625% due 02/15/2046 (o)	3,000	2,892
4.625% due 11/15/2055	46,600	44,532
4.750% due 08/15/2055 (o)	226,950	221,205
4.750% due 02/15/2056	8,075	7,877
4.875% due 08/15/2045	18,023	17,968

U.S. Treasury Inflation Protected Securities (i)
1.000% due 02/15/2046	7,206	5,350
2.125% due 02/15/2054	24,838	21,924
2.375% due 02/15/2055	24,313	22,621
2.375% due 02/15/2056	27,297	25,379

U.S. Treasury Notes
1.875% due 02/15/2032 (q)(s)	52,941	46,958
2.750% due 08/15/2032 (q)(s)	87,293	80,756
3.875% due 06/30/2030 (q)	70,000	69,900
4.125% due 02/15/2036 (o)(q)	23,360	22,997
4.250% due 05/15/2035 (q)(s)	23,700	23,641

U.S. Treasury STRIPS (g)
0.000% due 05/15/2042 (a)	19,400	8,696

Total U.S. Treasury Obligations (Cost $2,214,392)		2,093,005

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

245 Park Avenue Trust
3.508% due 06/05/2037	3,622	3,564

American Home Mortgage Assets Trust
4.799% due 10/25/2046 •	1,360	907

American Home Mortgage Investment Trust
5.799% due 11/25/2045 •	445	172

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	28,245	27,567
3.110% due 08/25/2052 «	10,000	8,962

Banc of America Alternative Loan Trust
5.750% due 11/25/2035	149	132

Banc of America Funding Trust
3.923% due 01/25/2037 •	4,163	3,660
4.170% due 10/20/2036 •	871	687
4.350% due 06/20/2047 •	528	442
4.593% due 05/25/2037 •	235	215
4.976% due 06/20/2037 ~	1,802	1,618
5.750% due 01/25/2037	1,923	1,647
6.000% due 03/25/2037	868	666
21.566% due 07/25/2047 •	697	1,035

Banc of America Mortgage Trust
3.958% due 10/25/2035 ~	332	270

BCAP LLC Trust
3.784% due 07/26/2036 ~	92	83
4.233% due 05/25/2047 •	371	340
6.000% due 07/26/2037 ~	71	66

Bear Stearns ALT-A Trust
3.946% due 03/25/2036 ~	113	94
4.113% due 08/25/2036 •	334	303
4.132% due 08/25/2036 ~	808	362
4.901% due 04/25/2035 ~	5,039	4,606

Bear Stearns ARM Trust
4.242% due 06/25/2047 ~	1,352	1,225

Benchmark Mortgage Trust
2.640% due 09/15/2048	1,167	1,151

Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,826	1,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.473% due 08/25/2037 •	$233	$212

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.073% due 01/25/2035 •	104	104

Citigroup Mortgage Loan Trust, Inc.
4.495% due 03/25/2037 ~	192	178

Countrywide Alternative Loan Trust
4.003% due 04/25/2047 •	783	700
4.143% due 05/25/2037 •	620	191
4.170% due 09/20/2046 •	343	361
4.173% due 09/25/2046 •	964	955
4.210% due 09/20/2046 •	1,086	1,053
5.209% due 08/25/2035 •	1,128	984
5.500% due 07/25/2035	722	564
5.500% due 01/25/2036	683	432
6.000% due 03/25/2036	761	332
6.000% due 05/25/2036	80	37
6.000% due 06/25/2037	1,391	610
6.500% due 12/25/2036	350	141

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	743	362

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	4,691	3,590

CSMC Trust
3.817% due 05/27/2037 ~	2,533	1,659
3.839% due 04/28/2037 ~	521	496
3.850% due 09/25/2057 ~	406	390
3.868% due 06/26/2037 ~	719	702

CSWF Corp.
4.854% due 06/15/2034 •	463	455

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,224

DROP Mortgage Trust
4.937% due 10/15/2043 •	5,000	4,988

GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 «~	2	2
0.000% due 11/25/2055 «(g)	2	2
0.000% due 11/25/2055 ~	12	12
5.226% due 11/25/2055 ~	15,900	15,943
5.547% due 11/25/2055 «~	23,400	23,801
5.616% due 11/25/2055 «	15,500	15,402

GSR Mortgage Loan Trust
4.233% due 08/25/2046 •	19,296	3,815

HarborView Mortgage Loan Trust
4.201% due 12/19/2036 •	2,083	1,753
4.291% due 01/19/2036 •	1,523	974
4.299% due 06/19/2036 ~	553	222

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	81	56

IndyMac INDX Mortgage Loan Trust
4.273% due 07/25/2035 •	4,560	4,308

JP Morgan Alternative Loan Trust
4.667% due 05/25/2037 ~	483	424
6.810% due 08/25/2036 þ	424	419

JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •	2,818	2,791

Lehman Mortgage Trust
6.000% due 07/25/2037	10	9

Merrill Lynch Mortgage Investors Trust
7.000% due 05/25/2033 ~	2	2

Morgan Stanley Capital I Trust
4.737% due 12/15/2036 •	2,341	1,805
4.956% due 12/15/2038 •	6,700	6,493

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	340	89

Morgan Stanley Re-REMICS Trust
5.500% due 01/26/2037 ~	2	2

MortgageIT Mortgage Loan Trust
4.193% due 04/25/2036 •	2,726	2,004

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ	832	155

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	15,879	15,406
2.750% due 11/25/2059 ~	11,077	10,648

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/25/2058 ~		$4,475	$4,363

One New York Plaza Trust
4.737% due 01/15/2036 •		2,265	2,188

PMT Loan Trust
5.012% due 08/25/2056 •		749	752

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	185,600	128,055
5.713% due 12/30/2057 «(b)		6,200	4,278
5.863% due 12/30/2057 «(b)		4,300	2,967
6.163% due 12/30/2057 «(b)		2,300	1,587
6.563% due 12/30/2057 «(b)		1,700	1,173

RALI Trust
4.153% due 05/25/2036 •		$623	576
4.173% due 08/25/2036 •		353	366
4.213% due 04/25/2046 •		6,124	1,496
4.788% due 10/25/2037 ~		3,093	2,468
4.973% due 01/25/2036 ~		873	585
5.271% due 07/25/2035 ~		82	75

Stripe Global Holdings, Inc.
1.000% due 03/26/2029 «(m)		13,000	12,802

Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(m)		13,000	12,702

Structured Adjustable Rate Mortgage Loan Trust
3.849% due 05/25/2036 ~		767	423
4.093% due 08/25/2036 •		462	368

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ		6,514	1,148

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		1,401	1,380
4.793% due 05/25/2058 •		410	417

WaMu Mortgage Pass-Through Certificates Trust
4.647% due 07/25/2037 ~		233	215

Washington Mutual Mortgage Pass-Through Certificates Trust
4.699% due 11/25/2046 •		739	647
6.000% due 07/25/2036		162	115

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		83	73

Total Non-Agency Mortgage-Backed Securities (Cost $375,118)			369,289

ASSET-BACKED SECURITIES 3.5%

CMBS OTHER 0.2%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		7,700	7,695

BRSP Ltd.
5.127% due 08/19/2043 •		8,300	8,285

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		9,600	9,602

MF1 LLC
5.410% due 03/19/2039 •		1,000	1,000

MF1 Ltd.
5.027% due 02/19/2037 •		4,874	4,879

			31,461

HOME EQUITY OTHER 1.3%

ABFC Trust
4.053% due 01/25/2037 •		3,200	2,304

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •		194	194

ACE Securities Corp. Home Equity Loan Trust
4.113% due 08/25/2036 •		1,492	338
4.193% due 12/25/2036 •		4,770	1,190
4.738% due 05/25/2035 •		5,500	5,158

Argent Securities Trust
3.903% due 09/25/2036 •		1,545	500
4.333% due 05/25/2036 •		1,223	289
4.353% due 04/25/2036 •		6,039	1,840

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.553% due 02/25/2036 •		1,860	1,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities I Trust
4.253% due 11/25/2036 •	$6,743	$6,423

C-BASS Trust
4.093% due 11/25/2036 •	1,009	467

Carrington Mortgage Loan Trust
4.043% due 10/25/2036 •	1,775	1,450

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	2,106	2,137

Citigroup Mortgage Loan Trust, Inc.
4.193% due 01/25/2037 •	8,220	3,464
4.313% due 03/25/2036 •	835	772

Countrywide Asset-Backed Certificates Trust
4.233% due 09/25/2047 •	167	174
4.253% due 05/25/2037 •	1,853	1,741
4.273% due 03/25/2036 •	822	762
4.533% due 08/25/2047 •	1,413	1,391

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	1,885	1,853

Fremont Home Loan Trust
4.093% due 01/25/2037 •	1,287	590
4.133% due 02/25/2037 •	1,652	490

GSAA Home Equity Trust
4.093% due 07/25/2036 •	49,449	9,019
4.113% due 05/25/2036 •	32,606	6,932
4.194% due 03/25/2036 ~	1,026	398
4.303% due 01/25/2036 •	5,785	5,153

GSAMP Trust
3.953% due 01/25/2037 •	2,426	1,494
4.073% due 09/25/2036 •	65,312	21,955
4.133% due 01/25/2037 •	3,158	3,121

Home Equity Loan Trust
4.133% due 04/25/2037 •	3,100	2,789

Home Equity Mortgage Loan Asset-Backed Trust
4.543% due 10/25/2035 •	864	860

JP Morgan Mortgage Acquisition Trust
4.243% due 07/25/2036 •	8,826	8,557
6.080% due 08/25/2036 þ	1,173	683

Long Beach Mortgage Loan Trust
4.113% due 09/25/2036 •	12,410	3,087
4.153% due 03/25/2046 •	3,629	3,202
4.273% due 09/25/2036 •	3,925	979

MASTR Asset-Backed Securities Trust
4.273% due 03/25/2036 •	1,963	1,165
4.513% due 12/25/2034 •	5,982	5,667
4.543% due 10/25/2035 •	864	859

Merrill Lynch Mortgage Investors Trust
4.076% due 02/25/2037 þ	10,176	1,041
4.313% due 03/25/2037 •	4,374	4,159
4.543% due 09/25/2035 •	603	596
4.693% due 02/25/2047 •	4,129	2,384

Morgan Stanley ABS Capital I, Inc. Trust
3.933% due 10/25/2036 •	889	388
3.943% due 11/25/2036 •	1,236	729
3.943% due 12/25/2036 •	602	303
3.943% due 02/25/2037 •	3,343	1,463
3.973% due 02/25/2037 •	10,573	3,308
3.993% due 02/25/2037 •	438	192
4.013% due 10/25/2036 •	972	424
4.023% due 02/25/2037 •	4,029	1,260
4.293% due 08/25/2036 •	5,293	2,631
4.413% due 12/25/2035 •	138	137
5.043% due 07/25/2037 •	2,100	1,878

Morgan Stanley Home Equity Loan Trust
3.893% due 04/25/2037 •	189	97
4.143% due 04/25/2037 •	903	462

New Century Home Equity Loan Trust
4.113% due 08/25/2036 •	3,285	3,263
4.498% due 02/25/2036 •	6,100	5,511

NovaStar Mortgage Funding Trust
4.093% due 03/25/2037 •	979	305
4.213% due 01/25/2037 •	3,986	1,309
4.293% due 10/25/2036 •	1,011	463

Option One Mortgage Loan Trust
4.073% due 01/25/2037 •	3,317	1,930

92	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.528% due 08/25/2035 •	$1,712	$1,734

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ	10,100	3,843

Residential Asset Mortgage Products Trust
4.248% due 12/25/2035 •	6,144	5,134

Structured Asset Securities Corp. Mortgage Loan Trust
4.293% due 11/25/2037 •	8,000	7,506

		163,424

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities I Trust
4.143% due 12/25/2035 •	209	97
4.793% due 08/25/2035 •	75	43

Lehman XS Trust
4.153% due 06/25/2036 •	32	39

Securitized Asset-Backed Receivables LLC Trust
4.293% due 03/25/2036 •	1,092	693

Specialty Underwriting & Residential Finance Trust
4.046% due 02/25/2037 þ	1,319	419
4.093% due 06/25/2037 •	462	283
4.333% due 04/25/2037 •	680	505

		2,079

OTHER ABS 2.0%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •	5,400	5,407

522 Funding CLO Ltd.
4.969% due 10/20/2031 •	95	95

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,164	1,143

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •	1,000	1,000

Apidos CLO XI
4.908% due 04/17/2034 •	3,400	3,404

Apidos CLO XXXV
4.979% due 04/20/2034 •	3,000	3,003

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •	4,100	4,105

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •	1,900	1,901

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •	3,100	3,096

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •	1,500	1,500

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •	12,000	12,039

Castlelake Aircraft Structured Trust
5.073% due 03/15/2051	6,000	5,902

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •	1,800	1,801

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •	500	501

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •	4,300	4,301

ECAF I Ltd.
3.473% due 06/15/2040	82	74
4.947% due 06/15/2040	1,798	1,674

Elevation CLO Ltd.
4.798% due 07/25/2034 •	2,900	2,903
4.968% due 01/25/2035 •	3,200	3,202

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •	1,280	1,281

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •	1,000	1,001

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •	3,600	3,601

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •	3,737	3,741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		$490	$490
4.818% due 10/20/2034 •		3,000	3,004

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		3,300	3,303

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		10,500	10,514

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,262	3,347

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		4,000	4,006

MAST Ltd.
5.134% due 02/15/2051		5,964	5,875

METAL LLC
4.581% due 10/15/2042		5,838	4,086

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		1,100	1,101

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		1,653	1,655

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		3,000	3,001

Pikes Peak CLO 2
4.888% due 10/11/2034 •		3,215	3,219

Pikes Peak CLO 4
4.882% due 07/15/2034 •		2,000	2,003

Rockford Tower CLO Ltd.
4.868% due 07/20/2035 •		1,800	1,801

SMB Private Education Loan Trust
0.000% due 03/15/2055 «(g)		3	41
0.010% due 11/16/2054		3	15
4.780% due 03/15/2055		2,400	2,377
4.849% due 11/16/2054 «		6,710	6,710
4.872% due 03/15/2055 •		5,122	5,132
4.960% due 03/15/2055		46,472	46,839
5.100% due 03/15/2055		2,400	2,418
5.190% due 11/16/2054 «		49,206	48,909
5.260% due 03/15/2055		4,700	4,546
5.71% due 11/16/2054 «		2,959	2,936
6.14% due 11/16/2054 «		592	587
6.93% due 11/16/2054 «		4,733	4,694

Sound Point CLO XXIII
5.104% due 07/15/2034 •		4,000	4,005

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •		3,166	3,164

Start II Ltd.
4.089% due 03/15/2044		1,076	1,076

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		3,874	3,253

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •		2,900	2,903

Trysail CLO Ltd.
4.907% due 10/20/2033 •		1,000	1,001

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		1,341	1,343

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		5,411	5,417

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		1,500	1,502

Wind River CLO Ltd.
4.778% due 07/20/2034 •		3,500	3,502

			266,450

Total Asset-Backed Securities (Cost $533,135)			463,414

SOVEREIGN ISSUES 6.1%

Abu Dhabi Government International Bonds
3.125% due 04/16/2030		12,600	11,995

Australia Government Bonds
1.000% due 11/21/2031	AUD	7,850	4,426

Brazil Government International Bonds
7.125% due 05/13/2054		$3,800	3,741
7.250% due 01/12/2056		5,492	5,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (g)	BRL	17,500	$3,272
0.000% due 10/01/2026 (g)		28,400	5,136

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (i)		63,236	10,422

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,700	12,212

Colombia Government International Bonds
5.375% due 01/21/2029		7,600	7,539

Eagle Funding Luxco SARL
5.500% due 08/17/2030		32,700	32,913

Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,716

Indonesia Government International Bonds
4.100% due 03/04/2034	EUR	5,900	6,575

Israel Government International Bonds
5.375% due 02/19/2030		$12,600	12,802
5.500% due 03/12/2034		21,100	21,399
5.750% due 03/12/2054		8,000	7,452

Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (i)	EUR	4,803	5,619
1.250% due 09/15/2032 (i)		4,983	5,837
2.850% due 02/01/2031		11,500	13,049

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	2,391,000	10,442

Japan Government Thirty Year Bonds
2.100% due 09/20/2054		364,700	1,667
2.300% due 12/20/2054		156,300	748
2.400% due 03/20/2055		1,103,000	5,393
3.200% due 09/20/2055		8,260,000	47,838

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		5,480,000	28,687
2.400% due 03/20/2045		2,867,300	15,965
2.700% due 09/20/2045		286,550	1,662

Kuwait International Government Bonds
3.500% due 03/20/2027		$14,500	14,376

Mexico Government International Bonds
3.771% due 05/24/2061		3,350	2,012
4.500% due 03/19/2034	EUR	2,000	2,252
4.750% due 03/22/2031		$10,700	10,470
5.625% due 02/09/2034		4,000	3,917
5.625% due 09/22/2035		13,300	12,888
6.625% due 01/29/2038		4,718	4,819

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	6,300	3,324
2.000% due 03/08/2033		2,700	1,512
3.500% due 11/20/2037		11,900	6,639
4.750% due 02/20/2037		3,000	1,915

Peru Government International Bonds
5.400% due 08/12/2034	PEN	110,200	30,087
6.150% due 08/12/2032		82,504	24,794
6.900% due 08/12/2037		3,700	1,057
6.950% due 08/12/2031		83,280	25,956
7.300% due 08/12/2033		51,600	16,219

Qatar Government International Bonds
4.400% due 04/16/2050		$5,300	4,399

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	21,000	11,576

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	51,200	2,828
8.875% due 02/28/2035 (o)		1,974,210	114,664
9.000% due 01/31/2040		12,200	679

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$2,800	2,863

Romania Government International Bonds
1.750% due 07/13/2030	EUR	5,700	5,805
2.125% due 03/07/2028		5,000	5,607
2.875% due 04/13/2042		2,300	1,667
3.750% due 02/07/2034		500	500
5.250% due 03/10/2030		140	164
5.250% due 05/30/2032		9,200	10,504
5.375% due 03/22/2031		7,450	8,683

Saudi Government International Bonds
2.250% due 02/02/2033		$14,100	11,868

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 01/12/2029		$45,000	$44,425
4.750% due 01/16/2030		21,700	21,704
5.000% due 01/18/2053		13,700	11,610
5.125% due 01/13/2028		26,600	26,889
5.375% due 01/13/2031		6,000	6,135

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	30,600	14,275

U.K. Gilts
4.375% due 07/31/2054	GBP	38,978	42,959

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$165	97
0.000% due 02/01/2034 þ(h)		618	266
0.000% due 02/01/2035 þ(h)		522	242
0.000% due 02/01/2036 þ(h)		435	202
4.500% due 02/01/2029 þ		2,120	1,495
4.500% due 02/01/2034 þ		909	487

Total Sovereign Issues (Cost $810,055)			802,736

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(e)		441,790	0

FINANCIALS 0.0%

Stichting Administratiekantoor «(e)		11,933	0

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(m)		184,946	4,254

Foresea Holdings SA «		97	2

Westmoreland Mining Holdings «(e)(m)		47,724	28

Westmoreland Mining LLC «(e)(m)		48,144	205

			4,489

MATERIALS 0.0%

Petra Diamonds Ltd.		1,042,150	229

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd. (e)		28,186,051	320

MNSN Holdings, Inc. «(e)(m)		9,896	613

			933

Total Common Stocks (Cost $9,499)			5,651

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)		3	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% (j)		7,750	8,951

Total Convertible Preferred Securities (Cost $5,523)			8,951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.2%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)	$14,000,000	$14,078

Banco Santander SA
8.000% due 02/01/2034 •(j)(k)	7,800,000	8,229

Bank of America Corp.
5.875% due 03/15/2028 •(j)	58,483,000	58,656

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(j)	775,000	772

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	8,000,000	6,810

CaixaBank SA
5.875% due 10/09/2027 •(j)(k)	2,000,000	2,347
8.250% due 03/13/2029 •(j)(k)	3,000,000	3,738

Capital Farm Credit ACA
8.393% due 06/15/2026 •(j)	35,500,000	35,400

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	21,000,000	19,451

Citigroup, Inc.
6.875% due 12/31/2099	11,950,000	12,040
6.950% due 02/15/2030 •(j)	23,625,000	23,820

CoBank ACB
4.250% due 01/01/2027 •(j)	7,900,000	7,775
6.250% due 10/01/2026 •(j)	9,300,000	9,326
6.450% due 10/01/2027 •(j)	5,000,000	5,040
7.125% due 01/01/2030 •(j)	5,000,000	5,153

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(j)	12,627,500	16,173

Encina Private Credit LLC «	3,793	0

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(j)	3,000,000	2,984
7.000% due 09/15/2030 •(j)	5,000,000	5,140

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,922
6.850% due 02/10/2030 •(j)	19,600,000	19,978

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,946
4.625% due 06/01/2026 (j)	327,000	6,252
6.437% (TSFR3M + 2.745%) due 07/01/2026 ~(j)	32,000,000	32,053
6.500% due 04/01/2030 •(j)	20,000,000	20,536
6.875% due 06/01/2029 •(j)	2,000,000	2,082

Morgan Stanley
5.875% due 09/15/2026 ~(j)	3,000,000	2,984
6.500% due 10/15/2027 (j)	389,400	9,684
6.625% due 10/15/2029 (j)	92,000	2,322
7.096% (TSFR3M + 3.422%) due 06/15/2026 ~(j)(o)	10,280,000	10,386

Nationwide Building Society
10.250% ~	8,561	1,450

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	5,222
6.250% due 03/15/2030 •(j)	2,900,000	2,933

State Street Corp.
6.700% due 03/15/2029 •(j)	8,500,000	8,662

U.S. Bancorp
5.300% due 04/15/2027 •(j)	5,045,000	5,021

Wells Fargo & Co.
4.250% due 09/15/2026 (j)	678,800	11,709
6.850% due 09/15/2029 •(j)	12,000,000	12,435
7.625% due 09/15/2028 •(j)	5,800,000	6,108

		419,617

INDUSTRIALS 0.1%

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (j)	4,600,000	3,941

SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.000% due 11/07/2032	$11,280	$5,330

		9,297

Total Preferred Securities (Cost $451,493)		428,914

	SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (l)	11,367,114	11,367

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (n) 0.3%
		35,026

U.S. TREASURY BILLS 0.0%
3.666% due 04/07/2026 - 05/26/2026 (f)(g)(s)	$759	756

Total Short-Term Instruments (Cost $46,720)		47,149

Total Investments in Securities (Cost $15,782,301)		15,224,135

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	413,123	4,023

Total Short-Term Instruments (Cost $4,023)		4,023

Total Investments in Affiliates (Cost $4,023)		4,023

Total Investments 116.1% (Cost $15,786,324)		$15,228,158

Financial Derivative Instruments (p)(r) 0.6% (Cost or Premiums, net $153,810)		83,080

Other Assets and Liabilities, net (16.7)%		(2,192,361)

Net Assets 100.0%		$13,118,877

94	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	04/19/2022 - 04/26/2022	$192	$614	0.00%
Pinnacol Assurance 8.625% 06/25/2034	06/23/2014	6,000	6,371	0.05
Royal Bank of Scotland International Ltd. 4.660% 12/16/2028	11/18/2025	10,000	9,872	0.08
Westmoreland Mining Holdings	12/08/2014	1,393	28	0.00
Constellation Oil Services Holding SA - Exp.06/10/2071	06/10/2022	0	0	0.00
Constellation Pharmaceutical, Inc.5.550% 07/01/2033	01/16/2025	4,762	4,879	0.04
Westmoreland Mining LLC	06/30/2023	319	205	0.00
Hardwood Funding LLC4. 980% 06/07/2030	03/11/2025	3,900	3,911	0.03
Hardwood Funding LLC5.160% 06/07/2032	03/11/2025	3,900	3,925	0.03
Hardwood Funding LLC4. 840% 06/07/2028	03/11/2025	3,900	3,905	0.03
Credit Opportunities Partners LLC 6.740% 03/20/2030	02/20/2025	3,800	3,742	0.03
Credit Opportunities Partners LLC 6.520% 03/20/2028	02/20/2025	3,200	3,174	0.02
National Football League 5.250% 10/05/2034	06/27/2025	6,800	6,785	0.05
National Football League 5.420% 10/05/2037	06/27/2025	2,300	2,295	0.02
National Football League 5.250% 10/05/2034	06/27/2025	12,600	12,558	0.10
National Football League 5.420% 10/05/2037	06/27/2025	4,600	4,587	0.03
Flourish Century Holdings Ltd. 6.600% 02/04/2049	02/03/2026	0	0	0.00
Grifols SA 7.500% 05/01/2030	06/25/2025 - 08/20/2025	9,709	9,590	0.07
Alfa-Bank CJSC 5.860% 10/21/2026	10/27/2025	2,912	2,912	0.02
Dorchester LLC 4.610% 01/04/2027 (m)	12/10/2025	6,198	6,126	0.05
Drillco Holdings Luxembourg SA	06/08/2023	3,699	4,252	0.03
Morgan Stanley 0.000% 04/02/2032	05/06/2020	14,283	11,773	0.09
Stripe Global Holdings, Inc. 1.000% 03/26/2029	02/25/2026	13,000	12,802	0.10
Stripe Global Holdings, Inc. 5.170% 03/26/2031	02/25/2026	13,000	12,702	0.10

		$130,467	$127,008	0.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	6.800%	03/30/2026	TBD	(2)	ZAR 592,684	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(39,332)	$35,026	$35,039

Total Repurchase Agreements							$(39,332)	$35,026	$35,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	2.500%	03/25/2026	04/01/2026		$	(2,887)	$(2,889)
	3.500	03/25/2026	06/12/2026			(8,251)	(8,256)
	3.500	03/27/2026	06/12/2026			(27,003)	(27,016)
BRC	1.500	11/14/2025	TBD	(4)	EUR	(2,154)	(2,504)
	1.650	09/17/2025	TBD	(4)		(1,047)	(1,221)
	2.500	03/13/2026	TBD	(4)	GBP	(1,131)	(1,499)
	3.000	02/04/2026	TBD	(4)	$	(1,230)	(1,236)
	3.250	03/27/2026	TBD	(4)	GBP	(1,858)	(2,460)
	3.550	12/12/2025	TBD	(4)	$	(9,880)	(9,987)
	6.700	03/30/2026	TBD	(4)	ZAR	(592,684)	(35,039)
JML	1.450	03/26/2026	TBD	(4)	EUR	(1,204)	(1,393)
	2.500	03/13/2026	TBD	(4)	GBP	(2,675)	(3,545)
	2.750	03/06/2026	TBD	(4)		(3,353)	(4,447)
	2.750	03/26/2026	TBD	(4)		(296)	(392)
JPS	3.510	04/01/2026	04/02/2026		$	(8,916)	(8,916)
	3.660	04/01/2026	04/07/2026			(2,906)	(2,906)
	3.680	03/25/2026	04/01/2026			(1,147)	(1,147)
	3.700	03/26/2026	04/01/2026			(7,322)	(7,326)
	3.760	04/01/2026	04/02/2026			(2,254)	(2,254)
	3.770	03/31/2026	04/01/2026			(3,743)	(3,743)
MEI	2.000	03/25/2026	06/12/2026			(4,358)	(4,359)
NOM	2.500	12/12/2025	TBD	(4)		(2,174)	(2,191)
	3.500	12/12/2025	TBD	(4)		(10,106)	(10,214)
SAL	2.250	03/20/2026	05/01/2026			(3,126)	(3,129)

Total Reverse Repurchase Agreements							$(148,069)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(38,161)	$0	$(38,161)	$40,174	$2,013
BRC	35,039	(53,946)	0	(18,907)	14,999	(3,908)
JML	0	(9,777)	0	(9,777)	9,385	(392)
JPS	0	(26,292)	0	(26,292)	12,140	(14,152)
MEI	0	(4,359)	0	(4,359)	4,482	123
NOM	0	(12,405)	0	(12,405)	12,821	416
SAL	0	(3,129)	0	(3,129)	3,284	155

Total Borrowings and Other Financing Transactions	$35,039	$(148,069)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(39,632)	$(41,088)	$(80,720)
U.S. Treasury Obligations	(15,105)	0	0	0	(15,105)
Sovereign Issues	0	0	0	(35,039)	(35,039)
Preferred Securities	0	0	(3,129)	0	(3,129)

Total Borrowings	$(15,105)	$0	$(42,761)	$(76,127)	$(133,993)

Payable for reverse repurchase agreements(6)					$(133,993)

(o)	Securities with an aggregate market value of $136,374 and cash of $242 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

96	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(98,561) at a weighted average interest rate of 3.959%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(14,076) is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	3,167	$7,918	$2,479	$102
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	3,302	8,255	1,609	64

Total Purchased Options					$4,088	$166

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	80	$	80	$(33)	$(84)
Call - Eurex Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	80		80	(28)	(10)

							$(61)	$(94)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	167	$	167	$(57)	$(62)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	167		167	(39)	(22)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	3,167		7,918	(866)	(21)

						$(962)	$(105)

Total Written Options						$(1,023)	$(199)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	2,619	$630,950	$2,250	$229	$0
3-Month SOFR Active Contract December Futures	03/2028	2,407	581,260	(1,234)	120	0
3-Month SOFR Active Contract September Futures	12/2027	574	138,528	(452)	29	0
Australia Government 10-Year Bond June Futures	06/2026	1,001	74,419	(216)	700	0
Euro-Bobl June Futures	06/2026	63	8,405	(132)	34	0
Euro-Bund June Futures	06/2026	228	33,045	(826)	240	0
Long Guilt June Futures	06/2026	1,668	193,820	(9,665)	1,457	0
U.S. Treasury 2-Year Note June Futures	06/2026	12,416	2,575,641	(18,378)	970	0
U.S. Treasury 10-Year Note June Futures	06/2026	8,115	901,145	(13,982)	1,902	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,859	211,026	(4,687)	552	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	6,290	733,178	(22,922)	1,376	0

				$(70,244)	$7,609	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2026	109	$(9,403)	$173	$0	$(38)
U.S. Treasury 5-Year Note June Futures	06/2026	4,360	(471,663)	6,535	0	(613)

				$6,708	$0	$(651)

Total Futures Contracts				$(63,536)	$7,609	$(651)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.559%	$18,100	$(2,698)	$303	$(2,395)	$0	$(44)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.057	26,100	(4,468)	455	(4,013)	0	(81)

						$(7,166)	$758	$(6,408)	$0	$(125)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.179%		$2,100	$70	$(44)	$26	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.658		5,000	644	(73)	571	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.185		3,900	38	(14)	24	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.271		10,500	169	(37)	132	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		32,200	172	(106)	66	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		15,000	234	(34)	200	5	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.317		24,400	316	(188)	128	3	0
Barclays PLC	1.000	Quarterly	12/20/2030	0.807	EUR	6,400	123	(58)	65	4	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.144		$2,200	23	(9)	14	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		8,500	55	(34)	21	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.059	EUR	14,000	3,519	(435)	3,084	6	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		$2,400	12	(8)	4	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.076		6,900	44	(28)	16	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.080		4,800	51	(18)	33	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.293		2,900	163	(60)	103	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.760	EUR	11,400	269	(125)	144	3	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.607		$12,800	1,649	(152)	1,497	26	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		34,300	167	(102)	65	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.067		2,200	24	(9)	15	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.138		9,800	58	(36)	22	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		17,500	349	(756)	(407)	35	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		3,800	467	(73)	394	2	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.212	EUR	5,350	112	(27)	85	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.247		4,100	98	(19)	79	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221		$2,500	14	(9)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		6,200	53	(17)	36	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.344		400	6	(1)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		8,300	134	(19)	115	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		2,000	36	(5)	31	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	8,900	123	9	132	2	0
Électricité de France SA	1.000	Quarterly	06/20/2030	0.631		15,700	272	1	273	0	(6)

							$9,464	$(2,486)	$6,978	$95	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030	$13,563	$(1,096)	$283	$(813)	$0	$(115)
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030	58,014	(4,534)	1,382	(3,152)	0	(521)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	1,280,100	(22,234)	(879)	(23,113)	0	(2,506)

					$(27,864)	$786	$(27,078)	$0	$(3,142)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030		$25,400	$585	$(122)	$463	$45	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		3,986,900	88,472	(16,486)	71,986	7,806	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		1,907,525	32,071	1,491	33,562	4,085	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	263,778	6,598	(2,030)	4,568	320	0

						$127,726	$(17,147)	$110,579	$12,256	$0

98	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	72,580	$(1,486)	$(1,608)	$(3,094)	$231	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		140,100	5,430	1,902	7,332	0	(559)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		11,200	44	694	738	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$505,900	(7,618)	4,581	(3,037)	0	(476)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(322)	161	(161)	0	(17)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		458,516	1,498	3,050	4,548	0	(455)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		13,300	0	126	126	0	(13)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		16,000	0	132	132	0	(16)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		6,600	0	45	45	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		7,300	0	46	46	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		84,400	(257)	722	465	0	(90)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		5,400	0	45	45	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		46,300	(1,343)	679	(664)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	30	207	237	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	70	228	298	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	137	259	396	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(286)	155	(131)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(415)	258	(157)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		122,700	245	1,640	1,885	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		122,200	(108)	1,407	1,299	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		208,501	532	1,438	1,970	0	(182)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		8,600	88	128	216	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		6,400	0	69	69	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		7,300	0	109	109	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		15,200	0	131	131	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		17,600	(35)	202	167	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		17,300	(36)	161	125	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		22,100	(656)	406	(250)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		2,700	0	37	37	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		6,600	0	174	174	23	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		3,400	0	83	83	12	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		3,400	0	80	80	12	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		3,000	0	38	38	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	5,586	2,039	7,625	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		4,200	235	113	348	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	758	702	1,460	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		233,200	10,412	1,236	11,648	870	0
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	208	540	748	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	108	503	611	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	106	525	631	70	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		3,600	0	51	51	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		3,600	0	46	46	14	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		116,800	2,039	700	2,739	445	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	(3,172)	(1,335)	(4,507)	199	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		885,800	(583)	(1,006)	(1,589)	0	(68)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		461,900	(42)	(1,047)	(1,089)	535	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		649,700	(39)	(1,466)	(1,505)	753	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		200,200	(77)	71	(6)	267	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		81,400	(65)	80	15	115	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		1,850	0	1	1	3	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		15,700	0	17	17	21	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	5,186	(12,297)	(7,111)	2,144	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		114,700	(1,846)	(4,539)	(6,385)	1,018	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(719)	(63)	(782)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(1,426)	(51)	(1,477)	34	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(655)	(22)	(677)	16	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		170,940	(399)	(3,619)	(4,018)	855	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		51,200	(1,413)	(450)	(1,863)	452	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		32,440	3,113	18,378	21,491	0	(171)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		112,040	1,732	1,091	2,823	0	(1,250)

							$14,559	$17,983	$32,542	$8,623	$(3,781)

Total Swap Agreements							$116,719	$(106)	$116,613	$20,974	$(7,056)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$166	$7,609	$20,974	$28,749	$(199)	$(722)	$(7,056)	$(7,977)

(q)

Securities with an aggregate market value of $355,167 and cash of $17,939 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $78 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(71) for closed futures is outstanding at period end.

(r) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	151,559		$110,643	$1,689	$0
	04/2026	NZD	82,033		49,170	2,029	0
	04/2026	SGD	74		58	1	0

BOA	04/2026	BRL	49,475		9,468	0	(84)
	04/2026	CNH	22,799		3,305	0	(5)
	04/2026	EUR	25,984		30,249	222	(7)
	04/2026	INR	568,525		6,055	51	0
	04/2026	KRW	1,720,731		1,176	32	0
	04/2026	PLN	17,968		4,858	18	0
	04/2026	SGD	51,364		40,184	234	0
	04/2026		$9,478	BRL	49,475	73	0
	04/2026		19	CAD	27	0	0
	04/2026		1,159	CNH	7,994	1	0
	04/2026		8,350	INR	781,315	6	(59)
	04/2026		924	MXN	17,023	26	0
	04/2026		25,151	PLN	92,896	0	(127)
	05/2026		1,273	EUR	1,106	7	0
	06/2026	ILS	21,054		$6,815	104	0
	06/2026	MXN	116,914		6,522	39	0
	06/2026	PEN	15,457		4,568	144	0
	06/2026		$5,199	BRL	27,579	55	0
	06/2026		1,635	ILS	5,099	0	(10)
	10/2026	BRL	1,200		$220	0	(3)

100	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2026	BRL	346,388		$66,157	$0	$(715)
	04/2026	CNH	7,730		1,124	2	0
	04/2026	ILS	20,699		6,704	119	0
	04/2026	INR	3,667,010		38,965	109	0
	04/2026	KRW	12,923,468		8,663	78	(10)
	04/2026	PLN	6,931		1,862	0	(5)
	04/2026	THB	925,607		28,723	637	(11)
	04/2026		$10,815	AUD	15,482	0	(133)
	04/2026		65,824	BRL	346,388	1,048	0
	04/2026		46,456	IDR	786,278,299	2	(138)
	04/2026		4,939	ILS	15,643	37	0
	04/2026		79,075	INR	7,373,122	172	(956)
	04/2026		1,653	JPY	263,600	8	0
	04/2026		4,668	KRW	6,972,263	9	(41)
	04/2026		16,953	PLN	61,101	0	(494)
	04/2026		3,181	SEK	29,400	0	(75)
	04/2026		10	THB	316	0	0
	04/2026		1,258	TRY	57,486	24	0
	04/2026		21,702	TWD	693,630	3	(55)
	04/2026	ZAR	154,186		$9,105	5	0
	05/2026	ILS	15,626		4,939	0	(37)
	05/2026	INR	1,761,816		18,620	0	(76)
	05/2026	TWD	404,657		12,558	0	(56)
	05/2026		$7,280	BRL	38,214	53	0
	05/2026		9,329	IDR	158,794,761	23	0
	05/2026		1,831	KWD	558	0	(28)
	05/2026		1,860	THB	61,061	0	(4)
	06/2026		55,687	BRL	295,071	532	0
	06/2026		2,493	IDR	42,008,431	0	(23)
	06/2026		1,295	KWD	395	0	(16)
	07/2026	BRL	5,900		$1,100	0	(16)
	07/2026		$344	KWD	105	0	(4)
	10/2026	BRL	7,900		$1,441	0	(21)
	06/2027		$800	KWD	243	0	(12)
	05/2029	KWD	2,919		$10,035	480	0
	07/2029		610		2,098	100	0

BRC	04/2026	CAD	231		167	1	0
	04/2026	GBP	194,715		263,349	5,624	0
	04/2026	TRY	778,883		16,865	0	(330)
	04/2026		$9,702	PLN	34,911	0	(298)
	04/2026		6,225	SEK	56,478	0	(259)
	04/2026		52,968	TRY	2,385,767	416	0
	04/2026	ZAR	175,292		$10,712	366	0
	05/2026	TRY	42,211		907	0	(4)
	05/2026		$167	CAD	231	0	(1)
	05/2026		35	CHF	28	0	0
	05/2026		340	TRY	15,792	0	0
	06/2026	ILS	276		$90	2	0

BSH	04/2026	BRL	16,100		2,895	0	(213)
	04/2026	JPY	1,388,787		8,698	0	(52)
	04/2026	PEN	43,351		12,448	0	(10)
	04/2026		$3,100	BRL	16,100	8	0
	04/2026		67,781	NZD	117,411	0	(311)
	04/2026		12,412	PEN	43,351	46	0
	05/2026	NZD	117,411		$67,857	316	0
	05/2026	PEN	13,586		4,011	116	0
	05/2026		$8,698	JPY	1,384,602	52	0
	06/2026	PEN	25,190		$7,473	262	0
	10/2026	BRL	17,100		3,157	0	(8)

CBK	04/2026	AUD	45,976		32,309	587	0
	04/2026	CNH	7,815		1,132	0	(2)
	04/2026	DKK	129,883		20,554	465	0
	04/2026	EUR	36,996		42,847	132	(47)
	04/2026	GBP	27,132		36,377	465	0
	04/2026	INR	4,339,039		46,427	603	0
	04/2026	NOK	32,780		3,375	2	(12)
	04/2026	PEN	93,792		27,386	488	(31)
	04/2026	SEK	25,830		2,770	41	0
	04/2026	THB	324		10	0	0
	04/2026	TWD	24,661		773	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3,501	CNH	24,130	$2	$0
	04/2026		23,210	GBP	17,346	0	(251)
	04/2026		112,795	INR	10,395,927	94	(2,751)
	04/2026		8,399	PEN	29,081	0	(42)
	04/2026	ZAR	13,969		$821	0	(3)
	05/2026	PEN	38,321		10,806	0	(183)
	05/2026		$1,987	AUD	2,899	13	0
	05/2026		0	JPY	35	0	0
	06/2026	ILS	85,425		$27,712	486	0
	06/2026	PEN	18,158		5,224	29	0
	06/2026		$1,714	IDR	28,803,475	0	(21)
	06/2026		105,276	MXN	1,855,830	0	(2,341)
	08/2026	PEN	57,381		$16,061	70	(384)
	09/2026		$1,882	MXN	33,668	0	(30)
	10/2026	PEN	28,065		$8,269	283	0
	12/2026		11,122		3,174	21	0

DUB	04/2026	CNH	235,545		34,379	181	0
	04/2026	ILS	41,762		13,491	204	0
	04/2026	INR	1,734,368		18,413	122	(24)
	04/2026		$99,784	AUD	145,458	575	0
	04/2026		16,575	CNH	114,628	67	0
	04/2026		20,194	INR	1,903,331	134	(97)
	04/2026		120,263	SGD	153,624	0	(776)
	04/2026		8,199	THB	267,799	0	(70)
	05/2026	AUD	145,458		$99,746	0	(575)
	05/2026	CNH	114,350		16,575	0	(68)
	05/2026	SGD	153,280		120,263	770	0
	06/2026	THB	267,253		8,199	46	0
	06/2026	TWD	6,103		192	2	0
	08/2026	PEN	14,001		4,143	148	0

FAR	04/2026	AUD	40,139		28,447	753	0
	04/2026	BRL	352,511		67,440	0	(614)
	04/2026	CHF	11,869		15,379	535	0
	04/2026	JPY	1,544,039		9,674	0	(55)
	04/2026	PEN	14,292		4,092	0	(15)
	04/2026	SGD	12		10	0	0
	04/2026		$67,539	BRL	352,511	516	0
	04/2026		293,971	GBP	221,295	0	(1,065)
	04/2026		1,729	JPY	270,120	0	(27)
	04/2026		4,246	PEN	14,292	0	(139)
	04/2026		10,774	PLN	38,883	0	(300)
	04/2026		649	SGD	829	0	(4)
	05/2026	GBP	217,302		$288,636	1,027	0
	05/2026	ILS	25,988		8,212	0	(64)
	05/2026	SGD	828		649	4	0
	05/2026		$9,674	JPY	1,539,375	54	0
	06/2026	ILS	14,986		$4,861	85	0
	06/2026		$67,440	BRL	357,215	619	0
	09/2026	PEN	14,372		$4,246	150	0
	09/2026		$1,528	MXN	26,975	0	(44)

GLM	04/2026	BRL	791,842		$150,959	0	(1,911)
	04/2026	ILS	20,318		6,536	70	0
	04/2026	INR	58,056		637	23	0
	04/2026	THB	158,263		4,861	55	0
	04/2026		$143,322	BRL	791,842	9,548	0
	04/2026		3,146	CNH	21,602	0	(10)
	04/2026		1,081	IDR	18,259,744	0	(5)
	04/2026		7,813	MXN	144,079	221	0
	04/2026		9,433	THB	308,264	0	(79)
	05/2026		232	GBP	176	0	0
	06/2026	IDR	38,110,131		$2,260	20	0
	06/2026	MXN	22,751		1,277	15	0
	06/2026	THB	149,734		4,571	3	0
	06/2026		$15,556	BRL	82,776	215	0
	06/2026		4,008	IDR	67,827,004	0	(20)
	07/2026	BRL	8,400		$1,557	0	(32)
	07/2026		$31,279	BRL	168,066	512	0

IND	04/2026	EUR	374,697		$442,436	9,343	0

JPM	04/2026	BRL	5,200		996	0	(8)
	04/2026	CAD	36,407		26,679	506	0

102	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	CNH	15,117		$2,189	$0	$(6)
	04/2026	INR	899,607		9,568	68	0
	04/2026	KRW	6,703,176		4,431	0	(27)
	04/2026	PLN	35,233		9,569	95	(17)
	04/2026	SGD	102,996		81,727	1,618	0
	04/2026	TRY	527,261		11,709	0	(155)
	04/2026		$984	BRL	5,200	19	0
	04/2026		17,430	CNH	120,611	81	0
	04/2026		19,745	EUR	16,822	0	(301)
	04/2026		9,568	INR	901,147	21	0
	04/2026		4,431	KRW	6,704,150	27	0
	04/2026		2,910	MXN	53,605	80	0
	04/2026		1,979	NOK	18,960	0	(21)
	04/2026		4,094	NZD	6,996	0	(73)
	04/2026		11,709	TRY	527,737	153	0
	04/2026	ZAR	820,165		$48,802	462	(64)
	05/2026	AUD	5,072		3,476	0	(22)
	05/2026	CNH	120,316		17,430	0	(82)
	05/2026	DKK	129,130		19,920	0	(84)
	05/2026	EUR	0	JPY	25	0	0
	05/2026		$115		18,221	0	0
	06/2026	ILS	13,301		$4,305	66	0
	06/2026	MXN	129,060		7,194	38	0
	06/2026		$38	IDR	646,948	0	0
	06/2026		1,546	ILS	4,803	0	(16)
	07/2026	BRL	3,200		$592	0	(14)
	10/2026		2,200		401	0	(7)

MBC	04/2026	AUD	17,732		12,436	202	0
	04/2026	CHF	7,910		10,093	200	0
	04/2026	EUR	1,846	JPY	340,563	12	0
	04/2026		5,643		$6,484	0	(39)
	04/2026	GBP	21,215		28,598	517	0
	04/2026	IDR	108,374,416		6,376	0	(10)
	04/2026	JPY	921,672		5,766	0	(41)
	04/2026	NOK	5,740		591	0	(2)
	04/2026	NZD	42,374		24,920	569	0
	04/2026	SEK	62,025		6,637	85	0
	04/2026	THB	217,099		6,833	241	0
	04/2026		$5,294	AUD	7,639	0	(24)
	04/2026		7,372	CHF	5,798	0	(121)
	04/2026		1,274	EUR	1,106	5	0
	04/2026		7,297	GBP	5,463	0	(66)
	04/2026		9,098	JPY	1,440,886	20	(39)
	04/2026		9,523	KRW	13,936,476	0	(256)
	04/2026		2,339	MXN	43,164	68	0
	04/2026		2,049	NOK	19,559	1	(30)
	05/2026	JPY	340,115	EUR	1,846	0	(12)
	05/2026	NOK	710		$73	0	(1)
	05/2026		$2,392	GBP	1,810	5	0
	05/2026		5,766	JPY	918,891	41	0
	06/2026	MXN	14,922		$826	0	(1)
	06/2026		$6,376	IDR	108,630,666	11	0

MYI	04/2026	INR	1,590		$17	0	0
	04/2026	PLN	2,550		721	34	0
	04/2026		$17	INR	1,582	0	0
	06/2026	IDR	558,882		$33	0	0

NGF	04/2026		$33,786	TRY	1,553,684	390	0
	05/2026		12,152		561,081	0	(27)

SCX	04/2026	EUR	257	JPY	47,160	0	0
	04/2026	SGD	8		$6	0	0
	04/2026	THB	22,745		714	24	0
	04/2026		$135,912	CAD	188,170	0	(639)
	04/2026		11,511	INR	1,048,265	0	(440)
	04/2026		4,597	JPY	725,139	0	(28)
	04/2026		2,791	PLN	10,097	0	(71)
	05/2026	CAD	187,911		$135,912	635	0
	05/2026	JPY	47,160	EUR	258	0	0
	06/2026		$6,736	IDR	113,569,680	0	(59)
	07/2026		16,496	KRW	23,594,396	0	(763)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	04/2026	EUR	23,796		$28,155	$651	$0
	04/2026		$17,551	CHF	14,009	39	(69)
	04/2026		518,362	EUR	449,188	831	0
	04/2026		7,531	JPY	1,171,734	0	(147)
	04/2026		207	SEK	1,981	2	0
	05/2026	CHF	12,410		$15,536	0	(39)
	05/2026	EUR	449,188		519,173	0	(811)
	05/2026	SEK	1,978		207	0	(2)
	06/2026	ILS	10,756		3,486	57	0
	06/2026	PEN	52,745		15,655	556	0

SSB	04/2026	AUD	64,731		46,064	1,403	0
	04/2026		$9	JPY	1,374	0	0

UAG	04/2026	JPY	387,733	EUR	2,103	0	(12)
	04/2026	PLN	17,810		$4,840	43	0
	04/2026		$13,221	PLN	47,887	0	(321)
	06/2026	ILS	17,355		$5,615	84	0
	06/2026	MXN	19,030		1,060	5	0

Total Forward Foreign Currency Contracts						$55,147	$(21,766)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	499,300	$2,352	$24

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	583,000	1,603	5

Total Purchased Options							$3,955	$29

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	17,500	$(30)	$(21)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	36,800	(43)	(30)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	62,600	(69)	(85)

						$(142)	$(136)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	10,721	$(38)	$(8)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	19,032	(42)	(17)

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	27,616	(87)	(22)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	27,566	(71)	(23)

						$(238)	$(70)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	8,400	$(28)	$(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	8,400	(28)	(48)

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	499,300	(749)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	15,700	(50)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	15,700	(51)	(82)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	16,100	(57)	(46)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	16,100	(57)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	29,700	(107)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	29,700	(107)	(89)

104	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540%	04/16/2026	6,400	$(13)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	6,400	(13)	(24)

							$(1,260)	$(445)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	10,400	$(68)	$(40)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	10,400	(60)	(50)

					$(128)	$(90)

Total Written Options					$(1,768)	$(741)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Brazil Government International Bonds	1.000%	Quarterly	06/20/2026	0.485%		$800	$(31)	$32	$1	$0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,600	0	9	9	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478		5,800	811	(486)	325	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445		2,600	(11)	29	18	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		3,500	(30)	26	0	(4)

JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329		3,800	(30)	37	7	0

MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.610		12,100	(749)	810	61	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369		9,700	27	20	47	0

								$(13)	$477	$468	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	24,570	$5,617	$(700)	$4,917	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		41,970	9,225	(826)	8,399	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,750	849	(98)	751	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		17,000	3,589	(187)	3,402	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		$1,175	(35)	37	2	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	58,320	12,744	(1,073)	11,671	0

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		$4,113	0	6	6	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		2,742	(78)	82	4	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		6,600	(8)	29	21	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		1,762	(51)	53	2	0

							$31,852	$(2,677)	$29,175	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	542,784	2.500% (SOFR less a specified spread)	Monthly	09/23/2026	$59,158	$0	$0	$0	$0

Total Swap Agreements								$31,839	$(2,200)	$29,643	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$3,719	$0	$0	$3,719	$0	$0	$0	$0	$3,719	$(3,600)	$119
BOA	1,012	0	4,917	5,929	(295)	(104)	0	(399)	5,530	(6,002)	(472)
BPS	3,441	24	8,399	11,864	(2,926)	(1)	0	(2,927)	8,937	(6,770)	2,167
BRC	6,409	0	0	6,409	(892)	0	0	(892)	5,517	(6,206)	(689)
BSH	800	0	0	800	(594)	0	0	(594)	206	0	206
CBK	3,784	0	752	4,536	(6,098)	0	0	(6,098)	(1,562)	2,329	767
DUB	2,249	0	9	2,258	(1,610)	0	0	(1,610)	648	(710)	(62)
FAR	3,743	5	0	3,748	(2,327)	0	0	(2,327)	1,421	(900)	521
GLM	10,682	0	0	10,682	(2,057)	(361)	0	(2,418)	8,264	(7,370)	894
GSC	0	0	0	0	0	(90)	0	(90)	(90)	0	(90)
GST	0	0	3,747	3,747	0	(115)	(4)	(119)	3,628	(3,700)	(72)
IND	9,343	0	0	9,343	0	0	0	0	9,343	(12,790)	(3,447)
JPM	3,234	0	11,678	14,912	(897)	0	0	(897)	14,015	(15,712)	(1,697)
MBC	1,977	0	0	1,977	(642)	(45)	0	(687)	1,290	(1,560)	(270)
MYC	0	0	108	108	0	(25)	0	(25)	83	(60)	23
MYI	34	0	6	40	0	0	0	0	40	109	149
NGF	390	0	0	390	(27)	0	0	(27)	363	(310)	53
SAL	0	0	25	25	0	0	0	0	25	0	25
SCX	659	0	0	659	(2,000)	0	0	(2,000)	(1,341)	1,593	252
SOG	2,136	0	0	2,136	(1,068)	0	0	(1,068)	1,068	(1,330)	(262)
SSB	1,403	0	0	1,403	0	0	0	0	1,403	(1,710)	(307)
UAG	132	0	2	134	(333)	0	0	(333)	(199)	298	99

Total Over the Counter	$55,147	$29	$29,643	$84,819	$(21,766)	$(741)	$(4)	$(22,511)

(s)

Securities with an aggregate market value of $4,329 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

106	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$166	$166
Futures	0	0	0	0	7,609	7,609
Swap Agreements	0	12,351	0	0	8,623	20,974

	$0	$12,351	$0	$0	$16,398	$28,749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55,147	$0	$55,147
Purchased Options	0	0	0	0	29	29
Swap Agreements	0	29,643	0	0	0	29,643

	$0	$29,643	$0	$55,147	$29	$84,819

	$0	$41,994	$0	$55,147	$16,427	$113,568

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$199	$199
Futures	0	0	0	0	722	722
Swap Agreements	0	3,275	0	0	3,781	7,056

	$0	$3,275	$0	$0	$4,702	$7,977

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,766	$0	$21,766
Written Options	0	136	0	70	535	741
Swap Agreements	0	4	0	0	0	4

	$0	$140	$0	$21,836	$535	$22,511

	$0	$3,415	$0	$21,836	$5,237	$30,488

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,358	$7,358
Futures	0	0	0	0	36,642	36,642
Swap Agreements	0	47,297	0	0	26,822	74,119

	$0	$47,297	$0	$0	$70,822	$118,119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(76,293)	$0	$(76,293)
Purchased Options	0	(6,165)	0	(838)	(66)	(7,069)
Written Options	0	411	0	560	11,616	12,587
Swap Agreements	0	3,355	(800)	0	905	3,460

	$0	$(2,399)	$(800)	$(76,571)	$12,455	$(67,315)

	$0	$44,898	$(800)	$(76,571)	$83,277	$50,804

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3,922)	$(3,922)
Written Options	0	0	0	0	832	832
Futures	0	0	0	0	(101,164)	(101,164)
Swap Agreements	0	(13,906)	0	0	(2,164)	(16,070)

	$0	$(13,906)	$0	$0	$(106,418)	$(120,324)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45,962	$0	$45,962
Purchased Options	0	0	0	396	(3,926)	(3,530)
Written Options	0	(26)	0	45	549	568
Swap Agreements	0	(3,598)	(138)	0	(923)	(4,659)

	$0	$(3,624)	$(138)	$46,403	$(4,300)	$38,341

	$0	$(17,530)	$(138)	$46,403	$(110,718)	$(81,983)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,750	$110,347	$124,097
Corporate Bonds & Notes
Banking & Finance	0	4,177,320	35,086	4,212,406
Industrials	0	3,562,761	31,104	3,593,865
Utilities	0	1,185,619	0	1,185,619
Convertible Bonds & Notes
Banking & Finance	0	18	0	18
Municipal Bonds & Notes
Arizona	0	8,437	0	8,437
California	0	758	0	758
Florida	0	3,032	0	3,032
Texas	0	17,401	0	17,401
U.S. Government Agencies	0	1,857,361	2,032	1,859,393
U.S. Treasury Obligations	0	2,093,005	0	2,093,005
Non-Agency Mortgage-Backed Securities	0	129,989	239,300	369,289
Asset-Backed Securities
CMBS Other	0	31,461	0	31,461
Home Equity Other	0	163,424	0	163,424
Whole Loan Collateral	0	2,079	0	2,079
Other ABS	0	202,573	63,877	266,450
Sovereign Issues	0	802,736	0	802,736
Common Stocks
Industrials	0	0	4,489	4,489
Materials	229	0	0	229
Real Estate	320	0	613	933
Convertible Preferred Securities
Banking & Finance	8,951	0	0	8,951
Preferred Securities
Banking & Finance	31,417	388,200	0	419,617
Industrials	0	9,297	0	9,297
Asset-Backed Securities	0	0	0	0

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Corporate Bonds & Notes	$0	$0	$0	$0
Short-Term Instruments
Mutual Funds	11,367	0	0	11,367
Repurchase Agreements	0	35,026	0	35,026
U.S. Treasury Bills	0	756	0	756

	$52,284	$14,685,002	$486,848	$15,224,135

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,023	$0	$0	$4,023

Total Investments	$56,307	$14,685,002	$486,848	$15,228,158

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,431	26,318	0	28,749
Over the counter	0	84,810	9	84,819

	$2,431	$111,128	$9	$113,568

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(7,774)	0	(7,906)
Over the counter	0	(22,511)	0	(22,511)

	$(132)	$(30,285)	$0	$(30,417)

Total Financial Derivative Instruments	$2,299	$80,843	$9	$83,151

Totals	$58,606	$14,765,846	$486,857	$15,311,309

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$66,400	$67,635	$(25,394)	$29	$328	$1,349	$0	$0	$110,347	$1,210
Corporate Bonds & Notes
Banking & Finance	25,667	10,000	0	(2)	0	(579)	0	0	35,086	(581)
Industrials	6,203	26,300	(859)	0	0	40	0	(580)	31,104	34
U.S. Government Agencies	2,099	0	(61)	9	21	(36)	0	0	2,032	(36)
Non-Agency Mortgage-Backed Securities	37,238	196,089	(1,700)	65	84	7,524	0	0	239,300	7,531

108	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)		Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Asset-Backed Securities
Other ABS	$0	$64,214	$		$0	$0	$(337)	$0	$0	$63,877	$(338)
Common Stocks
Financials	57	0		0	0	0	(57)	0	0	0	0
Industrials	4,869	1		0	0	0	(381)	0	0	4,489	(381)
Real Estate	0	0		0			613			613	569

	$142,533	$364,239		$(28,014)	$101	$433	$8,136	$0	$(580)	$486,848	$8,008

Financial Derivative Instruments - Assets
Over the counter	$161	$1		$(18)	$0	$0	$(135)	$0	$0	$9	$(2)

Totals	$142,694	$364,240		$(28,032)	$101	$433	$8,001	$0	$(580)	$486,857	$8,006

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$56,100	Discounted Cash Flow	Discount Rate	4.270 - 9.004	5.437
	16,362	Indicative Market Quotation	Broker Quote	95.500	—
	37,297	Recent Transaction	Purchase Price	96.000 - 100.000	99.598
	588	Third Party Vendor	Broker Quote	43.500	—
Asset Backed Securities
Other ABS	57,125	Proxy pricing	Base Price	99.939 - 99.988	99.960
	6,710	Recent transaction	Purchase price	100.000	—
	42	Discounted Cash Flow	Discount Rate	25.000	—
Corporate Bonds & Notes
Banking & Finance	34,900	Discounted Cash Flow	Discount Rate	4.775 - 7.181	5.718
	186	Third Party Vendor	Expected Recovery	6.000	—
Industrials	31,104	Discounted Cash Flow	Discount Rate	4.638 - 5.445	5.217
U.S. Government Agencies	2,032	Discounted Cash Flow	Discount Rate	11.670	—
Non-Agency Mortgage-Backed Securities	62,033	Discounted Cash Flow	Discount Rate	5.435 - 7.318	5.801
	15,406	Proxy pricing	Base Price	99.668 - 100.000	99.668
	161,861	Recent Transaction	Purchase Price	100.000 - 101.713	100.252
Common Stocks
Industrials	4,489	Indicative Market Quotation	Broker Quote	$0.594 - 23.000	22.004
Real Estate	613	Other Valuation Techniques(3)	—	$—	—

Financial Derivative Instruments - Assets
Over the counter	9	Indicative Market Quotation	Broker Quote	0.191	—

Total	$486,857

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Citadel Securities LP
5.700% (TSFR3M + 2.000%) due 10/31/2031 ~		$1,858	$1,862

Databricks, Inc.
1.000% due 01/05/2032 ~µ		412	410
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,941	1,931

Electronic Arts, Inc.
TBD% due 03/24/2033		2,000	1,990

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		2,764	2,717

Quikrete Holdings, Inc.
5.918% (TSFR1M + 2.250%) due 03/19/2029 ~		1,051	1,051
5.918% (TSFR1M + 2.250%) due 02/10/2032 ~		1,386	1,385

Telecom Serbia
3.522% (EUR006M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,769

UKG, Inc.
6.167% (TSFR3M + 2.500%) due 02/10/2031 ~		$591	566

Total Loan Participations and Assignments (Cost $17,310)			17,681

CORPORATE BONDS & NOTES 48.7%

BANKING & FINANCE 19.0%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	2,002

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,000	909
3.850% due 10/29/2041		367	293
4.750% due 01/15/2033		1,750	1,702

Aircastle Ltd.
2.850% due 01/26/2028		2,010	1,948

Ally Financial, Inc.
5.737% due 05/15/2029 •		700	711

American Express Co.
3.433% due 05/20/2032 •	EUR	1,600	1,824
5.667% due 04/25/2036 •		$500	517

American Financial Group, Inc.
4.500% due 06/15/2047		7,400	5,983

American Homes 4 Rent LP
3.625% due 04/15/2032		1,200	1,108

American Honda Finance Corp.
5.250% due 07/07/2026		600	601

American Tower Corp.
2.100% due 06/15/2030		1,550	1,395
2.900% due 01/15/2030		300	282
2.950% due 01/15/2051		2,800	1,730
5.550% due 07/15/2033		3,500	3,598

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,200	3,008

ARES Capital Corp.
2.150% due 07/15/2026		1,500	1,488

ARES Finance Co. IV LLC
3.650% due 02/01/2052		3,100	2,090

ARES Strategic Income Fund
4.850% due 01/15/2029		1,100	1,066
5.800% due 09/09/2030		1,600	1,557

Athene Global Funding
5.516% due 03/25/2027		1,200	1,210
5.583% due 01/09/2029		3,500	3,533

Aviation Capital Group LLC
6.375% due 07/15/2030		3,500	3,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avilease Capital Ltd.
4.750% due 11/12/2030	$1,100	$1,072

Avolon Holdings Funding Ltd.
4.850% due 04/01/2033	1,600	1,534
4.950% due 10/15/2032	2,000	1,949

Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029	1,200	1,186

Banco BTG Pactual SA
5.500% due 01/27/2031	1,900	1,837

Bank Hapoalim BM
4.722% due 07/14/2029	3,000	2,965

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(g)	1,000	1,030

Bank of America Corp.
5.819% due 09/15/2029 •	3,300	3,405

Bank of Nova Scotia
4.813% due 02/02/2034 •	800	789

Barclays PLC
2.894% due 11/24/2032 •	2,300	2,056
6.224% due 05/09/2034 •	2,900	3,046

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	2,300	1,952
2.850% due 08/05/2051	2,800	1,667

Blackstone Secured Lending Fund
5.250% due 09/04/2029	1,300	1,275

Block Financial LLC
5.375% due 09/15/2032	2,000	1,942

Blue Owl Finance LLC
3.125% due 06/10/2031	4,408	3,805
4.375% due 02/15/2032	200	178

BNP Paribas SA
5.283% due 11/19/2030 •	1,000	1,016

BPCE SA
7.003% due 10/19/2034 •	13,450	14,706

Broadstone Net Lease LLC
5.000% due 11/01/2032	300	295

Brookfield Asset Management Ltd.
5.795% due 04/24/2035	700	714

Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032	5,190	4,465

Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050	50	33

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,100	4,078
3.625% due 02/15/2052	800	544
4.700% due 09/20/2047	5,500	4,574

Brown & Brown, Inc.
5.650% due 06/11/2034	1,650	1,667

CaixaBank SA
6.037% due 06/15/2035 •	900	938
6.840% due 09/13/2034 •	3,900	4,249

Cape Lookout Re Ltd.
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~	2,700	2,742

Capital One Financial Corp.
5.197% due 09/11/2036 •	2,200	2,134

Carlyle Finance LLC
5.650% due 09/15/2048	6,000	5,648

CBRE Services, Inc.
5.950% due 08/15/2034	1,900	1,979

CFE Fibra E
5.875% due 09/23/2040	1,084	1,056

Charles River Re Ltd.
11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~	250	257

CI Financial Corp.
7.500% due 05/30/2029	150	157

Citadel Finance LLC
5.150% due 02/14/2031	800	782

Citizens Financial Group, Inc.
5.718% due 07/23/2032 •	3,000	3,085

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~	250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		$250	$250

Community Preservation Corp.
2.867% due 02/01/2030		1,980	1,842

COPT Defense Properties LP
4.500% due 10/15/2030		400	395

CoStar Group, Inc.
2.800% due 07/15/2030		1,500	1,357

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,000	611

Credit Agricole SA
5.261% due 01/12/2037 •		$2,750	2,692
7.250% due 09/23/2028 •(f)(g)	EUR	400	485

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028		$100	97

DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		800	765

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		1,200	1,208

Danske Bank AS
4.375% due 06/12/2028		6,200	6,189

Depository Trust Co.
4.550% due 03/27/2031		600	601

DNB Bank ASA
4.832% due 03/30/2032 •		1,700	1,696

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		5,000	4,557

Encore Capital Group, Inc.
6.625% due 04/15/2031		1,300	1,295

EPR Properties
3.750% due 08/15/2029		900	863
4.950% due 04/15/2028		600	599

EQT AB
5.850% due 05/08/2035		2,200	2,208

Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031		1,700	1,665

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		700	694

Equinix, Inc.
3.400% due 02/15/2052		1,900	1,258

Equitable Holdings, Inc.
5.000% due 04/20/2048		3,393	2,939

Extra Space Storage LP
2.350% due 03/15/2032		400	343
5.500% due 07/01/2030		1,100	1,129

F&G Global Funding
2.000% due 09/20/2028		1,100	1,024
5.875% due 01/16/2030		1,000	1,014

Fairfax Financial Holdings Ltd.
6.100% due 03/15/2055		2,300	2,259

Farmers Insurance Exchange
4.747% due 11/01/2057 •		3,300	2,785

Fish Pond Re Ltd.
7.580% (BRMMUSDF + 4.020%) due 01/08/2027 ~		2,700	2,739

FMR LLC
5.150% due 02/01/2043		11,300	10,601

Ford Motor Credit Co. LLC
6.800% due 05/12/2028		5,900	6,079
6.950% due 06/10/2026		1,700	1,704

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		600	561

FS KKR Capital Corp.
3.125% due 10/12/2028		1,800	1,644
3.250% due 07/15/2027		2,200	2,114

GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,304
2.250% due 01/06/2027		1,600	1,574
2.900% due 01/06/2032		1,600	1,385

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,500	1,315

GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036		300	292

110	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 11/01/2037	$2,800	$2,713
6.250% due 09/15/2054	721	700

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~	300	300
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~	700	713

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,391
5.218% due 04/23/2031 •	2,300	2,339
5.330% due 07/23/2035 •	2,100	2,108
5.536% due 01/28/2036 •	2,000	2,034

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	7,400	6,802

Hanover Insurance Group, Inc.
5.500% due 09/01/2035	1,500	1,491

Hardwood Funding LLC
5.330% due 06/07/2035 «(j)	900	908

HPS Corporate Lending Fund
5.450% due 11/15/2030	900	862
5.850% due 06/05/2030	2,100	2,051

HSBC Holdings PLC
7.390% due 11/03/2028 •	1,596	1,664

ING Groep NV
6.114% due 09/11/2034 •	6,919	7,301

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	2,100	1,206

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •	2,289	2,639

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	3,100	3,150

JAB Holdings BV
3.750% due 05/28/2051	2,750	1,876
4.500% due 04/08/2052	300	229

Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,388
5.550% due 07/02/2027	1,300	1,312

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	2,150	2,270

JPMorgan Chase & Co.
5.140% due 01/24/2031 •	2,000	2,037
5.572% due 04/22/2036 •	4,300	4,433

Kilroy Realty LP
2.650% due 11/15/2033	200	159

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	499

KKR Group Finance Co. X LLC
3.250% due 12/15/2051	2,500	1,564

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030	300	301

Lazard Group LLC
4.375% due 03/11/2029	1,800	1,780

Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(c)	1,200	0

Lincoln Financial Global Funding
4.625% due 08/18/2030	300	297

Lloyds Banking Group PLC
3.750% due 03/18/2028 •	1,000	993
5.985% due 08/07/2027 •	1,700	1,708

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~	250	250
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~	250	250

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~	900	953

LPL Holdings, Inc.
5.150% due 06/15/2030	1,000	1,005

Lseg U.S. Fin Corp.
4.500% due 03/23/2031	2,200	2,174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marex Group PLC
5.829% due 05/08/2028		$800	$809

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		1,200	1,205

Met Tower Global Funding
4.200% due 09/16/2030		2,500	2,459

Morgan Stanley
0.000% due 04/02/2032 þ(i)		3,700	2,757
4.654% due 10/18/2030 •		3,000	2,999
5.042% due 07/19/2030 •		2,300	2,327

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		800	796

Morgan Stanley Private Bank NA
4.465% due 11/19/2031 •		1,600	1,576

National Health Investors, Inc.
3.000% due 02/01/2031		460	414

National Securities Clearing Corp.
4.900% due 06/26/2029		4,000	4,072

Nationwide Building Society
6.557% due 10/18/2027 •		6,100	6,169

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		4,000	2,976

NatWest Group PLC
4.892% due 05/18/2029 •		6,300	6,346

Newmark Group, Inc.
7.500% due 01/12/2029		1,467	1,539

Nippon Life Insurance Co.
5.046% due 04/02/2033 (b)		1,000	1,002

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		170	155

Nomura Holdings, Inc.
4.904% due 07/01/2030		200	200
5.783% due 07/03/2034		1,000	1,028
7.000% due 07/15/2030 •(f)(g)		2,300	2,317

Norinchukin Bank
5.356% due 03/10/2036		800	792
5.359% due 09/09/2035 (k)		1,400	1,394

OneMain Finance Corp.
3.500% due 01/15/2027		1,990	1,954

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304

Pacific Life Insurance Co.
5.950% due 09/15/2055		$4,300	4,227

Polestar Re Ltd.
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		1,700	1,758

Popular, Inc.
7.250% due 03/13/2028		2,400	2,488

Progressive Corp.
5.150% due 03/26/2036		1,400	1,403

Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031		800	783
4.625% due 03/15/2033		700	681

Protective Life Corp.
5.350% due 12/15/2035		1,700	1,672

Public Storage Operating Co.
3.500% due 01/20/2034	EUR	1,700	1,880

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2031 ~		300	347

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 01/06/2031 ~		250	299

Regency Centers LP
4.500% due 03/15/2033		$400	390

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		2,100	2,182

RGA Global Funding
6.000% due 11/21/2028		3,500	3,621

Sammons Financial Group Global Funding
4.800% due 12/12/2030		900	893
4.950% due 06/12/2030		2,100	2,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	$200	$181
6.534% due 01/10/2029 •	900	929

SBA Tower Trust
4.831% due 10/15/2029	4,300	4,322

Sixth Street Lending Partners
5.750% due 01/15/2030	1,000	985

Skandinaviska Enskilda Banken AB
4.500% due 09/03/2030	1,500	1,491

Societe Generale SA
4.450% due 04/12/2030 •	1,600	1,584
5.250% due 02/19/2027	600	604

Standard Chartered PLC
6.750% due 02/08/2028 •	1,000	1,018

Starwood Property Trust, Inc.
6.500% due 07/01/2030	1,000	1,022

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030	800	786

Synchrony Financial
2.875% due 10/28/2031	430	375

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031	2,300	2,272

Torrey Pines Re Ltd.
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~	250	259
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~	250	252

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~	250	250

Trust 2401
4.869% due 01/15/2030	395	381

Trust Fibra Uno
4.869% due 01/15/2030	205	197

U.S. Bancorp
5.424% due 02/12/2036 •	600	613

UBS Group AG
1.494% due 08/10/2027 •	5,600	5,540
3.091% due 05/14/2032 •	7,500	6,880
4.703% due 08/05/2027 •	2,200	2,201
4.751% due 05/12/2028 •	800	802
4.988% due 08/05/2033 •	1,700	1,693
5.428% due 02/08/2030 •	1,700	1,737

UniCredit SpA
3.127% due 06/03/2032 •	5,700	5,240

Ursa Re II Ltd.
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~	300	303

Ursa Re Ltd.
9.040% (BNMMDTSC + 5.500%) due 12/07/2026 ~	2,500	2,537

VICI Properties LP
6.125% due 04/01/2054	710	677

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	2,900	2,819
4.250% due 12/01/2026	542	541

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~	250	249
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~	250	249

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~	300	300
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~	250	250
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~	250	250

Wells Fargo & Co.
3.068% due 04/30/2041 •	400	300
5.150% due 04/23/2031 •	4,000	4,069
5.244% due 01/24/2031 •	2,000	2,039
5.605% due 04/23/2036 •	5,800	5,937

Welltower OP LLC
5.125% due 03/15/2043	10,600	9,933

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	$299

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249

Winston RE Ltd.
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		2,800	2,923

WP Carey, Inc.
3.250% due 10/02/2031	EUR	400	447
4.650% due 07/15/2030		$700	696

Zions Bancorp NA
4.483% due 02/09/2029 •		1,200	1,191

			421,729

INDUSTRIALS 18.7%

Abbott Laboratories
4.650% due 03/15/2036		3,300	3,228

AbbVie, Inc.
4.125% due 03/15/2031		4,000	3,943
4.400% due 03/15/2033		4,000	3,928

AEP Transmission Co. LLC
3.650% due 04/01/2050		50	36

Air Canada Pass-Through Trust
3.300% due 07/15/2031		493	472
3.750% due 06/15/2029		217	214
5.250% due 10/01/2030		548	556

Aker BP ASA
3.100% due 07/15/2031		1,600	1,462

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,308	1,309

Alphabet, Inc.
3.500% due 11/06/2038	EUR	2,900	3,179

Amazon.com, Inc.
5.650% due 03/13/2046		$5,800	5,783

American Airlines Pass-Through Trust
2.875% due 01/11/2036		81	73
3.000% due 04/15/2030		2,868	2,782
3.250% due 04/15/2030		1,949	1,857
3.650% due 02/15/2029		114	110
3.700% due 04/01/2028		1,098	1,094

Amgen, Inc.
4.400% due 02/22/2062		1,994	1,544
4.663% due 06/15/2051		3,779	3,173
4.850% due 02/19/2036		1,800	1,769

Antofagasta PLC
5.625% due 09/09/2035		700	692

Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,184
5.950% due 10/15/2033		2,400	2,474

Bacardi Ltd./Bacardi-Martini BV
5.900% due 06/15/2043		5,073	4,801

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	1,100	1,260
3.812% due 03/11/2034		600	686
4.650% due 06/15/2033		$2,000	1,969

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071		3,300	1,862

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		400	396

Beignet Investor LLC
6.581% due 05/30/2049		32,520	33,461

Berry Global, Inc.
5.500% due 04/15/2028		2,200	2,245

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		1,490	973

Block, Inc.
5.625% due 08/15/2030		600	597

Boeing Co.
6.528% due 05/01/2034		2,400	2,615
6.858% due 05/01/2054		1,200	1,322
7.008% due 05/01/2064		674	746

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		$1,080	$1,053

Boston Scientific Corp.
7.375% due 01/15/2040		12,750	15,146

Brightstar Lottery Holdings BV
4.250% due 03/15/2030	EUR	2,800	3,182

British Airways Pass-Through Trust
3.300% due 06/15/2034		$140	133
3.350% due 12/15/2030		36	35

Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,137
3.187% due 11/15/2036		1,899	1,588
3.419% due 04/15/2033		1,400	1,281
3.469% due 04/15/2034		5,150	4,640
3.500% due 02/15/2041		300	239
4.150% due 04/15/2032		2,000	1,936

Cameron LNG LLC
3.701% due 01/15/2039		1,400	1,188

Canadian Natural Resources Ltd.
5.400% due 12/15/2034		400	405

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		3,200	3,163
3.276% due 12/01/2028		500	481
3.569% due 12/01/2031		2,900	2,652

Cencora, Inc.
3.625% due 05/22/2032	EUR	700	801

Cenovus Energy, Inc.
5.400% due 03/20/2036		$1,800	1,792

Centene Corp.
2.450% due 07/15/2028		700	652

CGI, Inc.
2.300% due 09/14/2031		1,600	1,400

Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032		860	738
3.500% due 06/01/2041		4,000	2,808
3.900% due 06/01/2052		1,770	1,128
5.375% due 04/01/2038		600	538
5.375% due 05/01/2047		2,200	1,772

Cheniere Energy, Inc.
5.200% due 07/30/2036		800	792

Cigna Group
5.250% due 01/15/2036		2,000	2,003

City of Hope
4.378% due 08/15/2048		1,010	823

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037		1,300	1,432

CommonSpirit Health
4.975% due 09/01/2035		3,100	3,027

Conagra Brands, Inc.
5.750% due 08/01/2035 (k)		1,100	1,103

Continental Wind LLC
6.000% due 02/28/2033		905	925

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		3,000	3,134

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		800	775

DAE Funding LLC
3.375% due 03/20/2028		2,700	2,600

Devon Energy Corp.
5.750% due 09/15/2054		1,143	1,075

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,500	1,531
5.900% due 04/18/2064		723	685

Elevance Health, Inc.
5.850% due 11/01/2064		4,500	4,307

Embraer Netherlands Finance BV
5.980% due 02/11/2035		1,130	1,167

Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,228
5.950% due 04/05/2054		488	486

Energy Transfer LP
5.300% due 04/15/2047		7,400	6,554

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 06/01/2041		$3,200	$3,205
6.250% due 04/15/2049		100	98
6.625% due 10/15/2036		5,200	5,623
7.500% due 07/01/2038		4,135	4,754

Eni SpA
5.750% due 05/19/2035		1,000	1,038

Entergy Louisiana LLC
2.900% due 03/15/2051		2,100	1,289
4.900% due 04/15/2036		900	878

Enterprise Products Operating LLC
4.450% due 02/15/2043		1,000	865

Expand Energy Corp.
5.700% due 01/15/2035		800	813

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		800	787

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		1,000	997

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		3,300	3,206

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,555
4.317% due 12/30/2039		1,750	1,473

Global Payments, Inc.
4.875% due 11/15/2030		1,400	1,376

HCA, Inc.
3.625% due 03/15/2032		2,500	2,324
4.625% due 03/15/2052		1,000	799
5.125% due 06/15/2039		2,900	2,735
5.250% due 06/15/2049		600	530
5.500% due 06/15/2047		450	413
6.000% due 04/01/2054		698	674

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	300	415

Hyundai Capital America
5.000% due 04/07/2031 (b)		$1,600	1,602
5.400% due 06/24/2031		2,800	2,850

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	2,300	2,806

Imperial Brands Finance PLC
3.500% due 07/26/2026		$550	548

Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •	EUR	2,000	2,215

JDE Peet’s NV
2.250% due 09/24/2031		$300	261

JetBlue Pass-Through Trust
4.000% due 05/15/2034		135	128

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		400	427

Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,400	2,426
6.500% due 02/09/2040		310	325

Las Vegas Sands Corp.
3.500% due 08/18/2026		800	797
3.900% due 08/08/2029		1,600	1,543
6.200% due 08/15/2034		719	737

Maple Parent Holdings Corp.
5.050% due 03/26/2031		1,600	1,594

Marriott International, Inc.
5.500% due 04/15/2037		1,700	1,693

Mars, Inc.
4.800% due 03/01/2030		1,200	1,213
5.200% due 03/01/2035		2,000	2,020
5.650% due 05/01/2045		500	494

Mattel, Inc.
5.000% due 11/17/2030		400	398

Medtronic, Inc.
4.200% due 10/15/2045	EUR	800	885

Meta Platforms, Inc.
5.400% due 08/15/2054		$2,400	2,176

MGM China Holdings Ltd.
5.875% due 05/15/2026		1,100	1,096

Microchip Technology, Inc.
5.050% due 02/15/2030		1,100	1,110

112	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Micron Technology, Inc.
3.366% due 11/01/2041		$300	$233

Miller Homes Group Finco PLC
6.234% due 10/15/2030 •	EUR	1,000	1,144

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	7,600	5,624

MPLX LP
4.500% due 04/15/2038		$805	724
4.700% due 04/15/2048		1,500	1,220
4.900% due 04/15/2058		75	61
4.950% due 03/14/2052		1,400	1,163
5.000% due 03/01/2033		988	983
5.400% due 04/01/2035		600	600
5.500% due 02/15/2049		1,060	959

National Football League
4.780% due 10/05/2030 «(i)		2,700	2,687
5.250% due 10/05/2034 «(i)		2,300	2,294

National Fuel Gas Co.
2.950% due 03/01/2031		2,700	2,456

Newmont Corp./Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		20	16

Northern Natural Gas Co.
4.300% due 01/15/2049		6,100	4,855

Northern Star Resources Ltd.
6.125% due 04/11/2033		3,600	3,724

Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,800	1,465

Novartis Capital Corp.
5.600% due 03/18/2046		2,800	2,806

O’Reilly Automotive, Inc.
5.100% due 03/12/2036		500	494

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (b)		900	933

Oracle Corp.
3.600% due 04/01/2040		100	73
3.600% due 04/01/2050		1,120	677
3.650% due 03/25/2041		1,900	1,353
3.800% due 11/15/2037		2,800	2,225
3.850% due 04/01/2060		8,005	4,716
4.100% due 03/25/2061		3,800	2,338
4.500% due 07/08/2044		900	667
5.375% due 09/27/2054		700	543
5.500% due 09/27/2064		1,300	997

PeaceHealth Obligated Group
3.218% due 11/15/2050		1,260	830

Petroleos Mexicanos
10.000% due 02/07/2033		4,271	4,869

Pfizer Netherlands International Finance BV
2.875% due 05/19/2029	EUR	600	685

Philip Morris International, Inc.
3.250% due 06/06/2032		600	674
3.875% due 08/21/2042		$880	708
4.250% due 10/29/2032		2,900	2,810

Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	351
2.864% due 01/01/2052		500	310

Post Holdings, Inc.
6.500% due 03/15/2036		1,500	1,470

Renesas Electronics Corp.
2.170% due 11/25/2026		4,900	4,825

Rogers Communications, Inc.
3.200% due 03/15/2027		1,000	988

Royalty Pharma PLC
5.950% due 09/25/2055		1,400	1,363

Sands China Ltd.
2.300% due 03/08/2027		2,100	2,051
3.250% due 08/08/2031		1,300	1,178

Santos Finance Ltd.
5.750% due 11/13/2035		700	702

Saudi Arabian Oil Co.
5.875% due 07/17/2064		2,800	2,553
6.375% due 06/02/2055		1,000	996

Sealed Air Corp.
1.573% due 10/15/2026		1,921	1,918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Skyworks Solutions, Inc.
3.000% due 06/01/2031		$600	$535

Smithfield Foods, Inc.
4.250% due 02/01/2027		1,000	995

Snam SpA
5.750% due 05/28/2035		2,000	2,040

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		1,300	1,297
4.600% due 06/15/2028		1,000	1,001

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		288	264

T-Mobile USA, Inc.
3.300% due 02/15/2051		1,900	1,245
3.400% due 10/15/2052		3,500	2,295
3.600% due 11/15/2060		5,401	3,509

Targa Resources Corp.
6.125% due 03/15/2033		2,100	2,222
6.250% due 07/01/2052		702	702
6.500% due 02/15/2053		3,400	3,491

TD SYNNEX Corp.
1.750% due 08/09/2026		4,200	4,158
2.375% due 08/09/2028		3,400	3,229
2.650% due 08/09/2031		2,340	2,080

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,660	2,493
7.625% due 04/01/2037		4,720	5,564
8.375% due 06/15/2032		3,600	4,228

Teva Pharmaceutical Finance Netherlands II BV
4.125% due 06/01/2031	EUR	2,000	2,284

Time Warner Cable LLC
5.875% due 11/15/2040		$500	454
6.750% due 06/15/2039		1,300	1,291
7.300% due 07/01/2038		1,225	1,283

Topaz Solar Farms LLC
4.875% due 09/30/2039		3,134	2,837

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		1,168	978

Transocean International Ltd.
7.875% due 10/15/2032		225	241

Tyson Foods, Inc.
5.400% due 03/15/2029		1,700	1,745

United Airlines Pass-Through Trust
2.700% due 11/01/2033		439	404
2.875% due 04/07/2030		422	407
3.100% due 04/07/2030		361	346
3.450% due 01/07/2030		221	214
4.550% due 08/25/2031		1,593	1,538
5.875% due 04/15/2029		1,701	1,731

UnitedHealth Group, Inc.
5.050% due 04/15/2053		4,600	4,051
5.200% due 04/15/2063		5,000	4,369
5.750% due 07/15/2064		287	273

Vale Overseas Ltd.
6.400% due 06/28/2054		3,900	3,953

Valley Children’s Hospital
4.399% due 03/15/2048		2,000	1,670

Var Energi ASA
6.500% due 05/22/2035		1,800	1,896

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		100	104
6.750% due 01/15/2036		500	530

Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033		1,600	1,432

VMware LLC
2.200% due 08/15/2031		350	307

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		2,400	2,410

Weir Group, Inc.
5.350% due 05/06/2030		1,300	1,318

WESCO Distribution, Inc.
5.250% due 04/15/2031		400	399

Williams Cos., Inc.
4.800% due 11/15/2029		1,200	1,211
5.150% due 03/15/2034		2,400	2,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Woodside Finance Ltd.
5.100% due 09/12/2034	$3,250	$3,200
5.400% due 05/19/2030	3,200	3,269

Wynn Macau Ltd.
5.625% due 08/26/2028	3,300	3,244

		416,973

UTILITIES 11.0%

AEP Texas, Inc.
5.400% due 06/01/2033	3,300	3,346

AES Corp.
5.450% due 06/01/2028	900	908

Alabama Power Co.
4.300% due 01/02/2046	700	577
4.300% due 07/15/2048	2,000	1,621

Alliant Energy Finance LLC
3.600% due 03/01/2032	1,700	1,573

Ameren Corp.
5.700% due 12/01/2026	600	604

American Transmission Systems, Inc.
5.000% due 09/01/2044	200	182

Arizona Public Service Co.
2.650% due 09/15/2050	20	12

AT&T, Inc.
3.500% due 09/15/2053	1,883	1,236
3.650% due 09/15/2059	6,731	4,365

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	3,400	3,207

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	156
4.600% due 05/01/2053	400	327
6.125% due 04/01/2036	500	534

Black Hills Corp.
6.000% due 01/15/2035	704	731
6.150% due 05/15/2034	4,200	4,427

Boston Gas Co.
6.119% due 07/20/2053	4,560	4,521

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030	1,000	1,013
4.850% due 04/01/2036	400	392

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	4,790	4,818

Cleco Power LLC
5.300% due 01/15/2036	800	794

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,500	3,461

Commonwealth Edison Co.
3.850% due 03/15/2052	100	74

Consolidated Edison Co. of New York, Inc.
4.300% due 12/01/2056	100	78

Constellation Energy Generation LLC
5.800% due 03/01/2033	4,900	5,135

Dominion Energy, Inc.
5.450% due 03/15/2035	2,500	2,520

DTE Electric Co.
4.850% due 03/01/2036	2,000	1,963

Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	207
4.000% due 09/30/2042	400	328

Duke Energy Corp.
5.800% due 06/15/2054	900	862

Duke Energy Florida LLC
3.000% due 12/15/2051	1,496	947
3.850% due 11/15/2042	4,600	3,692
6.350% due 09/15/2037	200	216

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	112

Duke Energy Progress LLC
2.500% due 08/15/2050	2,390	1,378
5.250% due 03/15/2033	4,100	4,222

Edison International
5.750% due 06/15/2027	330	333

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Emera U.S. Finance LLC
4.500% due 04/01/2029		$1,400	$1,399

ENEL Finance International NV
7.500% due 10/14/2032		2,768	3,118

Entergy Arkansas LLC
2.650% due 06/15/2051		60	35
3.350% due 06/15/2052		270	180

Entergy Corp.
2.400% due 06/15/2031		2,390	2,124

Entergy Mississippi LLC
5.050% due 04/15/2036		600	591

Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,798
5.800% due 09/01/2053		600	594

Evergy Kansas Central, Inc.
5.250% due 03/15/2035		2,100	2,118

Eversource Energy
5.125% due 05/15/2033		1,500	1,496

Gazprom PJSC via Gaz Finance PLC
3.500% due 07/14/2031		8,000	5,200

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		600	598

Georgia Power Co.
3.250% due 03/15/2051		5,300	3,549
3.700% due 01/30/2050		1,000	735
4.300% due 03/15/2042		3,752	3,240
5.125% due 05/15/2052		2,400	2,182

Greenko Power II Ltd.
4.300% due 12/13/2028		312	293

Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,168
6.050% due 03/15/2037		800	847

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,800	2,699

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		2,400	2,218

ITC Holdings Corp.
4.875% due 04/15/2031 (b)		1,500	1,501

Kentucky Utilities Co.
3.300% due 06/01/2050		70	47
5.450% due 04/15/2033		2,000	2,068

Louisville Gas & Electric Co.
5.450% due 04/15/2033		2,000	2,069

MidAmerican Energy Co.
2.700% due 08/01/2052		2,300	1,389

Narragansett Electric Co.
5.350% due 05/01/2034		1,400	1,423

National Grid USA
5.803% due 04/01/2035		120	125

New York State Electric & Gas Corp.
1.950% due 10/01/2030		480	421
2.150% due 10/01/2031		2,000	1,749
5.850% due 08/15/2033		700	731

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	3,600	2,588
4.670% due 06/12/2035		3,600	2,603

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		$3,500	2,826

Northern States Power Co.
3.600% due 09/15/2047		6,300	4,660

Nova Securitisation SARL
5.750% due 02/03/2031		2,400	2,325
6.500% due 02/03/2036		3,000	2,858

NRG Energy, Inc.
2.450% due 12/02/2027		362	349
4.734% due 10/15/2030		2,400	2,379

Oglethorpe Power Corp.
5.050% due 10/01/2048		1,358	1,186

Ohio Power Co.
2.900% due 10/01/2051		1,100	662
5.850% due 10/01/2035		100	104

ONEOK, Inc.
5.850% due 11/01/2064		2,900	2,645
7.150% due 01/15/2051		100	108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange SA
4.750% due 01/13/2033	$1,200	$1,187

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,883
3.000% due 06/15/2028	3,200	3,098
3.250% due 06/01/2031	1,700	1,569
3.500% due 08/01/2050	7,250	4,798
3.750% due 08/15/2042	2,790	2,091
3.950% due 12/01/2047	1,000	729
4.200% due 03/01/2029	2,000	1,977
4.250% due 03/15/2046	300	228
4.300% due 03/15/2045	500	391
4.400% due 03/01/2032	2,000	1,929
4.500% due 07/01/2040	6,100	5,208
4.550% due 07/01/2030	750	740
4.600% due 06/15/2043	900	744
4.750% due 02/15/2044	100	84
4.950% due 07/01/2050	370	307
5.250% due 03/01/2052	300	256
6.150% due 01/15/2033	1,200	1,255

PacifiCorp
4.125% due 01/15/2049	8,300	6,091
4.150% due 02/15/2050	300	219
5.750% due 04/01/2037	60	59
6.000% due 01/15/2039	2,040	2,028
6.100% due 08/01/2036	60	61
6.250% due 10/15/2037	3,300	3,419

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450% due 02/03/2036	800	766

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	3,948

Public Service Co. of Colorado
5.150% due 09/15/2035	900	898

Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,516

Puget Energy, Inc.
7.000% due 09/15/2056 •	2,000	1,985

RWE Finance U.S. LLC
5.125% due 09/18/2035	400	389

San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,280
4.150% due 05/15/2048	9,400	7,394

Shell Finance U.S., Inc.
5.125% due 10/15/2041	4,300	4,115

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,949

Southern California Edison Co.
2.250% due 06/01/2030	800	724
2.500% due 06/01/2031	4,700	4,200
2.750% due 02/01/2032	2,400	2,142
2.950% due 02/01/2051	3,000	1,807
3.450% due 02/01/2052	2,300	1,507
3.650% due 03/01/2028	200	197
3.650% due 02/01/2050	1,100	755
3.650% due 06/01/2051	2,020	1,386
3.900% due 12/01/2041	500	390
3.900% due 03/15/2043	3,600	2,730
4.650% due 10/01/2043	1,850	1,553
6.000% due 01/15/2034	3,600	3,755

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,197
4.125% due 06/01/2048	4,417	3,432

Southwestern Electric Power Co.
6.200% due 03/15/2040	2,200	2,291

TXNM Energy, Inc.
7.000% due 07/31/2056 •	800	798

Verizon Communications, Inc.
5.000% due 01/15/2036	3,000	2,939
5.875% due 11/30/2055	3,100	3,017

Virginia Electric & Power Co.
4.900% due 09/15/2035	800	783
4.950% due 03/15/2036	900	878

Vodafone Group PLC
5.750% due 02/10/2063	800	745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/28/2064	$1,729	$1,643

		244,330

Total Corporate Bonds & Notes (Cost $1,164,176)		1,083,032

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	200	177
3.000% due 06/01/2046	1,540	1,409
4.214% due 06/01/2050	2,600	1,972

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
3.037% due 06/01/2032	4,200	3,788

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	964

		8,310

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,413	7,956

ILLINOIS 0.3%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	77	80

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.007% due 01/01/2033	5,030	4,565

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	962

		5,607

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	469

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	861

NEW YORK 0.1%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	2,890	2,785

OHIO 0.0%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	967

PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,893

TEXAS 0.1%

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	2,110

Total Municipal Bonds & Notes (Cost $36,531)		31,958

114	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 25.8%

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	$500	$518

Federal Home Loan Mortgage Corp.
5.000% due 03/01/2038 - 12/01/2038	8	7
6.000% due 04/01/2036 - 10/01/2037	18	19
6.375% due 10/01/2035 •	3	3
6.725% due 04/01/2035 •	7	7

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	4,380	4,256

Federal Home Loan Mortgage Corp. REMICS
4.187% due 01/15/2033 •	1	1
5.000% due 04/15/2038	167	170
6.000% due 06/15/2035	503	522

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 - 02/25/2045 •	37	35
6.500% due 10/25/2043	29	29

Federal National Mortgage Association
5.113% due 06/01/2043 •	19	19
5.561% due 12/01/2034 •	89	91
5.634% due 10/01/2035 •	73	74
5.734% due 06/01/2035 •	235	239
5.810% due 06/01/2031	2,000	2,034
5.842% due 12/01/2033 •	8	8
5.876% due 06/01/2035 •	169	171
6.080% due 04/01/2035 •	63	64
6.155% due 11/01/2035 •	2	2
6.232% due 11/01/2034 •	108	113
6.275% due 09/01/2035 •	3	3
6.472% due 08/01/2035 •	11	11

Federal National Mortgage Association REMICS
3.000% due 12/25/2046	1,526	1,063
3.842% due 07/25/2037 •	3	3
3.912% due 03/25/2036 •	1	1
4.426% due 08/25/2040 •	168	168
5.000% due 08/25/2033	13	13
5.500% due 04/25/2033 - 08/25/2035	17	17
6.000% due 07/25/2031 - 03/25/2036	1,114	1,155
6.125% due 05/25/2035 ~	69	71

Federal National Mortgage Association Trust
5.900% due 07/25/2042	3	3

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	15,872	724

Government National Mortgage Association
4.000% due 08/20/2055 - 12/20/2055	598	561
5.625% due 05/20/2030 •	11	11

Government National Mortgage Association REMICS
3.250% due 02/20/2049	2,769	2,451

Government National Mortgage Association, TBA
4.000% due 04/01/2056 - 05/01/2056	50,998	47,755
4.500% due 06/01/2040 - 04/01/2056	20,300	19,613

Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2029 (a)	1,000	898

Tennessee Valley Authority
4.875% due 05/15/2035	4,800	4,938

U.S. Small Business Administration
5.290% due 12/01/2027	27	27
5.510% due 11/01/2027	6	6

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2056 - 06/01/2056	113,837	107,304
5.000% due 05/01/2056	131,000	129,044
6.000% due 05/01/2056 - 07/01/2056	237,800	242,026
6.500% due 05/01/2056	7,800	8,063

Total U.S. Government Agencies (Cost $574,434)		574,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 74.8%

U.S. Treasury Bonds
1.125% due 05/15/2040 (k)	$44,275	$27,905
1.125% due 08/15/2040 (k)	95,010	59,263
1.375% due 11/15/2040 (k)	55,540	35,794
1.625% due 11/15/2050 (k)	14,500	7,568
1.750% due 08/15/2041 (k)	80,600	53,912
1.875% due 02/15/2041 (k)	427,700	296,458
1.875% due 02/15/2051 (k)	52,395	29,104
2.000% due 11/15/2041 (k)(o)	10,500	7,265
2.000% due 02/15/2050	22,030	12,831
2.250% due 08/15/2049	32,576	20,270
2.375% due 11/15/2049 (m)	875	558
2.500% due 02/15/2045	15,520	10,889
2.750% due 11/15/2042 (k)(m)	1,000	761
2.750% due 08/15/2047	12,900	9,132
2.750% due 11/15/2047 (k)	38,200	26,956
2.875% due 05/15/2049 (k)	405	288
3.000% due 11/15/2044	14,350	10,992
3.000% due 05/15/2045	12,360	9,410
3.000% due 02/15/2047	18,800	14,013
3.000% due 02/15/2048	12,900	9,516
3.000% due 08/15/2048 (k)(m)	141,390	103,806
3.000% due 02/15/2049 (k)	89,030	65,051
3.125% due 02/15/2043	24,610	19,713
3.125% due 08/15/2044 (m)	14,310	11,223
3.375% due 08/15/2042 (k)	61,350	51,268
3.375% due 11/15/2048 (k)	345,100	270,540
3.625% due 08/15/2043 (k)	3,200	2,734
3.875% due 02/15/2043	12,700	11,289
3.875% due 05/15/2043	9,100	8,068
4.125% due 08/15/2044 (k)	77,000	69,879
4.500% due 11/15/2054 (k)	2,700	2,523
4.625% due 05/15/2044 (k)	4,900	4,754
4.625% due 11/15/2044 (k)	28,200	27,293
4.625% due 11/15/2045 (k)	4,100	3,955
4.750% due 02/15/2045 (k)	82,400	80,987
4.875% due 08/15/2045 (k)	1,500	1,495
5.000% due 05/15/2045 (k)	11,100	11,247

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	33,915	32,010
1.125% due 01/15/2033 (m)	45,931	44,253
1.750% due 01/15/2034	47,503	47,321
1.875% due 07/15/2034 (k)	3,109	3,126
2.125% due 01/15/2035 (k)(m)	5,874	5,975

U.S. Treasury Notes
3.875% due 04/30/2030 (k)(m)(o)	14,300	14,286
4.125% due 10/31/2029 (k)(m)(o)	1,520	1,533

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	50,927
0.000% due 08/15/2034 (a)	32,970	23,061
0.000% due 05/15/2035 (a)(m)	32,500	21,900
0.000% due 11/15/2036 (a)	37,600	23,383
0.000% due 08/15/2037 (a)(m)	8,900	5,304
0.000% due 05/15/2041 (a)	450	214
0.000% due 08/15/2041 (a)	350	164
0.000% due 11/15/2041 (a)	170	79
0.000% due 02/15/2042 (a)	1,850	841
0.000% due 05/15/2042 (a)	1,240	556
0.000% due 08/15/2042 (a)	1,890	834
0.000% due 11/15/2042 (a)	810	352

Total U.S. Treasury Obligations (Cost $1,927,187)		1,664,829

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
4.604% due 10/25/2035 ~	397	353

American Home Mortgage Assets Trust
3.913% due 10/25/2046 •	46	43
4.779% due 11/25/2046 •	1,466	344

Banc of America Funding Trust
5.710% due 02/20/2036 ~	74	72

Banc of America Mortgage Trust
5.270% due 08/25/2035 ~	221	214

Bank5
4.793% due 12/15/2058	7,100	7,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BBCMS Mortgage Trust
4.534% due 09/15/2058	$1,000	$995
5.015% due 09/15/2058	5,000	5,063

Bear Stearns ALT-A Trust
4.113% due 08/25/2036 •	1,968	1,796
4.330% due 11/25/2036 ~	94	52
4.718% due 09/25/2035 ~	1,768	926
4.902% due 10/25/2035 ~	124	104

Bear Stearns ARM Trust
4.065% due 05/25/2047 ~	340	309
4.690% due 11/25/2030 ~	13	13
5.619% due 11/25/2034 ~	7	7
6.420% due 10/25/2035 •	15	14

Bear Stearns Mortgage Funding Trust
4.153% due 10/25/2036 •	1,341	1,201

Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,404
4.767% due 01/15/2058	2,900	2,906
5.439% due 08/15/2058 ~	3,200	3,287

BMO Mortgage Trust
5.187% due 07/15/2058	5,000	5,083

Chase Mortgage Finance Trust
4.531% due 03/25/2037 ~	123	115
5.500% due 11/25/2035	1,290	892

ChaseFlex Trust
4.353% due 05/25/2037 •	1,901	1,833

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •	34	30
4.336% due 11/25/2037 ~	278	265
4.433% due 03/25/2035 •	86	75
4.787% due 11/25/2034 ~	26	25
5.023% due 02/20/2035 ~	1	1
5.236% due 11/20/2034 ~	5	5
5.250% due 05/25/2035	68	48
6.148% due 02/20/2036 •	68	64
6.224% due 02/20/2036 •	12	10

CHL Reperforming Loan REMICS Trust
4.213% due 07/25/2036 •	868	824

Citigroup Mortgage Loan Trust, Inc.
3.863% due 01/25/2037 •	14	13
4.593% due 08/25/2035 •	19	18
6.480% due 10/25/2035 •	10	10

COMM Mortgage Trust
3.140% due 10/10/2036	4,300	4,169

Countrywide Alternative Loan Trust
3.985% due 12/20/2046 •	361	326
4.173% due 09/25/2046 •	349	346
4.210% due 03/20/2046 •	89	85
4.213% due 05/25/2036 •	1,776	1,694
4.353% due 02/25/2037 •	36	30
4.430% due 11/20/2035 •	1,501	1,438
4.430% due 12/20/2035 •	368	352
5.500% due 09/25/2035	950	655
5.500% due 10/25/2035	2,107	1,045
5.500% due 11/25/2035	431	228
5.500% due 03/25/2036	60	24
6.000% due 03/25/2036	2,722	1,189
6.250% due 08/25/2037	99	43

DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •	43	38

First Horizon Mortgage Pass-Through Trust
4.333% due 12/25/2034 ~	1	1

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	5,225	4,893

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •	289	233

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~	2	2

HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •	980	879
4.201% due 12/19/2036 •	2,338	1,968

IndyMac INDX Mortgage Loan Trust
3.536% due 04/25/2037 ~	65	59
3.654% due 04/25/2037 ~	104	93
4.193% due 06/25/2046 •	267	243
4.313% due 07/25/2035 •	1,997	1,332
4.368% due 12/25/2034 ~	6	6

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
4.391% due 01/25/2037 ~		$11	$9
4.693% due 11/25/2049 •		177	175
4.693% due 12/25/2049 •		82	80
5.132% due 02/25/2035 ~		1	1
5.818% due 07/25/2035 ~		323	324

Lehman XS Trust
4.153% due 12/25/2036 •		532	540

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •		216	204
5.598% due 11/21/2034 ~		21	21

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •		6	5

Merrill Lynch Mortgage Investors Trust
5.449% due 05/25/2033 ~		4	4
5.844% due 02/25/2034 ~		2	2
6.595% due 07/25/2034 ~		30	30
7.000% due 05/25/2033 ~		2	2

Morgan Stanley Mortgage Loan Trust
4.093% due 08/25/2036 •		2,513	522

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		2,160	2,076
4.500% due 05/25/2058 ~		1,179	1,150

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~		12,561	2,195

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	36,200	24,976

RALI Trust
4.213% due 04/25/2046 •		$175	43
6.000% due 06/25/2036		3,258	2,601
6.000% due 08/25/2036		459	387
6.500% due 08/25/2036		823	735

Residential Asset Securitization Trust
4.193% due 01/25/2046 •		183	49
4.243% due 04/25/2035 •		39	19

Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		20	19
4.233% due 05/25/2037 •		73	69
5.259% due 01/25/2035 •		30	28
5.628% due 12/25/2034 ~		5	5

Structured Asset Mortgage Investments II Trust
4.213% due 04/25/2036 •		164	151
4.233% due 05/25/2036 •		91	77
4.413% due 12/25/2035 •		2	2
4.451% due 10/19/2034 •		5	4

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.798% due 12/25/2033 ~		4	4

TBW Mortgage-Backed Trust
6.000% due 07/25/2036		4,569	1,691

WaMu Mortgage Pass-Through Certificates Trust
3.697% due 05/25/2046 •		17	14
4.163% due 05/25/2034 •		231	216
4.205% due 02/25/2037 ~		130	122
4.260% due 12/25/2036 ~		128	118
4.333% due 12/25/2045 •		16	16
4.373% due 10/25/2045 •		204	199
4.559% due 02/25/2047 •		248	233
4.559% due 03/25/2047 •		122	110
4.589% due 01/25/2047 •		1	1
4.619% due 04/25/2047 •		426	395
4.647% due 07/25/2037 ~		13	12
4.859% due 08/25/2046 •		501	473
4.907% due 08/25/2046 •		5,088	4,486
5.359% due 10/25/2046 •		2	2
5.359% due 11/25/2046 •		37	31

Washington Mutual Mortgage Pass-Through Certificates Trust
4.829% due 05/25/2046 •		222	200

Wells Fargo Commercial Mortgage Trust
5.266% due 10/15/2042 •		1,600	1,599
5.315% due 07/15/2037 •		1,500	1,499

Worldwide Plaza Trust
3.526% due 11/10/2036		3,300	2,638

Total Non-Agency Mortgage-Backed Securities (Cost $120,658)			110,484

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 10.0%

AUTOMOBILE ABS OTHER 0.2%

Ford Credit Floorplan Master Owner Trust A
4.442% due 09/15/2029 •		$5,000	$5,029

AUTOMOBILE SEQUENTIAL 0.5%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,579

FCCU Auto Receivables Trust
5.540% due 04/16/2029		858	864

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	2,862	2,077

			10,520

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «		3,418	2,290

CMBS OTHER 0.6%

ACREC LLC
5.130% due 01/18/2043 •		$3,500	3,498

AREIT Trust
4.922% due 01/20/2037 •		1,514	1,514

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		1,000	1,000

KREF Ltd.
5.127% due 02/17/2039 •		1,580	1,581

LMNT CRE LLC
5.225% due 07/21/2043 •		2,100	2,101

LRECS LLC
5.177% due 08/19/2043 •		2,800	2,795

PFP Ltd.
5.180% due 08/18/2043 •		500	501

			12,990

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029		5,500	5,549

HOME EQUITY OTHER 1.9%

ACE Securities Corp. Home Equity Loan Trust
4.768% due 05/25/2034 •		569	604

Argent Securities Trust
4.093% due 06/25/2036 •		4,755	3,160

Bear Stearns Asset-Backed Securities I Trust
4.303% due 12/25/2036 •		53	52

C-BASS Trust
3.304% due 01/25/2037 •		24	7
3.402% due 04/25/2037 þ		47	47

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •		301	305

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •		6	4
4.143% due 03/25/2037 •		473	415

Countrywide Asset-Backed Certificates
4.273% due 04/25/2037 •		318	286

Countrywide Asset-Backed Certificates Trust
4.273% due 03/25/2036 •		777	721
4.433% due 09/25/2047 •		6,614	5,886
5.668% due 07/25/2035 •		75	75

Credit-Based Asset Servicing & Securitization LLC
3.672% due 12/25/2035 •		681	663
3.908% due 07/25/2037 •		13	9
4.693% due 07/25/2035 •		252	244

First NLC Trust
3.863% due 08/25/2037 •		13	6

Fremont Home Loan Trust
4.858% due 06/25/2035 •		1,473	1,473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
3.933% due 12/25/2036 •		$5	$2
4.053% due 12/25/2046 •		1,162	615
4.073% due 12/25/2036 •		1,435	766
4.113% due 04/25/2036 •		182	119
4.193% due 11/25/2036 •		167	77
4.193% due 01/25/2047 •		4,769	2,340
4.333% due 03/25/2047 •		630	467

Lehman ABS Mortgage Loan Trust
3.883% due 06/25/2037 •		10	7

Long Beach Mortgage Loan Trust
4.093% due 06/25/2036 •		14,630	6,872

MASTR Asset-Backed Securities Trust
4.153% due 02/25/2036 •		1,671	595
4.618% due 10/25/2034 •		1,943	1,915

MASTR Specialized Loan Trust
4.313% due 02/25/2036 •		877	868

Merrill Lynch Mortgage Investors Trust
4.723% due 07/25/2035 •		484	489

Morgan Stanley ABS Capital I, Inc. Trust
3.993% due 02/25/2037 •		1,895	830
4.013% due 10/25/2036 •		2,429	1,060
4.123% due 02/25/2037 •		3,896	1,705
4.253% due 09/25/2036 •		3,044	1,277

New Century Home Equity Loan Trust
4.533% due 08/25/2034 •		7	7
4.873% due 01/25/2034 •		57	58

NovaStar Mortgage Funding Trust
4.133% due 01/25/2037 •		5,835	1,916

Option One Mortgage Loan Trust
4.033% due 04/25/2037 •		2,872	1,425
4.528% due 05/25/2035 •		450	441

SASCO Mortgage Loan Trust
4.918% due 04/25/2035 •		335	358

Soundview Home Loan Trust
3.873% due 06/25/2037 •		7	5
3.963% due 07/25/2037 •		234	210
4.013% due 01/25/2037 •		2,849	2,082

Structured Asset Investment Loan Trust
5.518% due 11/25/2034 •		2,253	2,476

Wells Fargo Home Equity Asset-Backed Securities Trust
4.253% due 04/25/2037 •		312	310

			43,249

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities Trust
5.833% due 10/25/2036 ~		6	6

First Franklin Mortgage Loan Trust
4.013% due 12/25/2037 •		814	792
4.843% due 09/25/2033 •		1,734	1,748

Securitized Asset-Backed Receivables LLC Trust
4.373% due 12/25/2035 •		482	476

			3,022

OTHER ABS 6.3%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		1,000	1,001

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •		1,600	1,601

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		1,000	1,001

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		1,000	1,000

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		600	600

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		600	600

Arbour CLO DAC
3.314% due 05/15/2038 •	EUR	2,000	2,313

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		1,100	1,268

116	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		$720	$721

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		1,100	1,101

Bain Capital Credit CLO Ltd.
4.830% due 07/17/2035 •		900	900

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •	EUR	1,900	2,195

Barings Euro CLO DAC
3.269% due 10/21/2038 •		2,200	2,541
3.426% due 08/15/2039 •		1,000	1,154

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$3,000	3,000

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •		3,300	3,309

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(b)	EUR	1,300	1,503

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$1,800	1,801

Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	1,500	1,733

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		1,000	1,152

Capital Four CLO X DAC
3.279% due 10/25/2038 •		900	1,038

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		$1,000	999

Capital Street Master Trust
4.772% due 08/16/2029 •		1,000	999
5.022% due 10/16/2028 •		3,000	3,002

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		900	898

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		582	583

CBAMR Ltd.
5.302% due 07/15/2037 •		2,400	2,406

Cumulus Static CLO DAC
3.184% due 11/15/2033 •	EUR	1,918	2,220

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		1,500	1,731

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		2,000	2,310

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		3,721	4,296

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •		$809	805

Elevation CLO Ltd.
4.798% due 07/25/2034 •		1,000	1,001

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •	EUR	1,000	1,155

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		$198	199

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •		1,000	1,001

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		550	551

Grosvenor Place CLO DAC
3.256% due 01/15/2039 •	EUR	1,700	1,966
3.383% due 08/15/2039 •		1,300	1,503

Harvest CLO XVI DAC
3.336% due 10/15/2038 •		2,200	2,541

Horizon Aircraft Finance I Ltd.
4.458% due 12/15/2038		$784	780

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		245	245

Indigo Credit Management I DAC
3.276% due 10/15/2037 •	EUR	1,000	1,155

Indigo Credit Management II DAC
3.216% due 07/15/2038 •		1,250	1,445

Invesco Euro CLO V DAC
3.036% due 01/15/2034 •		1,550	1,794

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		1,900	2,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invitation Homes Trust
4.000% due 09/17/2041		$7,381	$7,196

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		1,200	1,202

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		500	500

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		400	400

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		1,000	1,001

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	1,000	1,153

Mountain View CLO LLC
4.547% due 04/14/2033 •		$1,000	999

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	1,400	1,618

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		$800	800

Nelnet Student Loan Trust
4.610% due 02/21/2061		6,809	6,727

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		1,000	1,001

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		267	267

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		434	434

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(b)	EUR	1,900	2,196
3.047% due 07/15/2035 •		1,200	1,387
3.684% due 08/15/2033 •		2,000	2,315

Penta CLO 9 DAC
2.880% due 07/25/2036 •		1,500	1,729

Pikes Peak CLO 4
4.882% due 07/15/2034 •		$1,000	1,001

Providus CLO VII DAC
3.181% due 07/15/2038 •	EUR	1,000	1,152

Romark CLO V Ltd.
4.862% due 01/15/2035 •		$1,200	1,199

Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,900	2,916

SMB Private Education Loan Trust
5.030% due 03/15/2056 (b)		7,800	7,809

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •		1,672	1,672

Switch ABS Issuer LLC
5.121% due 10/25/2055		10,350	10,126

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		1,100	1,100

TCI-Symphony CLO Ltd.
4.864% due 07/15/2030 •		100	100

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		1,300	1,302

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		361	361

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		600	600

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		1,100	1,101

Toro European CLO 2 DAC
3.020% due 07/25/2034 •	EUR	1,300	1,502

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		$1,800	1,801

UPX HIL Issuer Trust
5.160% due 01/25/2047		780	778

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		1,000	1,001

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		481	482

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		2,000	2,002

Voya CLO Ltd.
4.868% due 07/20/2032 •		1,154	1,154
5.029% due 07/14/2031 •		81	81

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		$800	$801
4.848% due 04/20/2034 •		600	601

			140,879

Total Asset-Backed Securities (Cost $233,668)			223,528

SOVEREIGN ISSUES 7.0%

Canada Government Bonds
3.000% due 06/01/2034	CAD	3,400	2,383

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$2,500	2,482
5.750% due 05/05/2026		3,000	3,004

Colombia Government International Bonds
6.125% due 01/21/2031		400	394
7.375% due 09/18/2037		720	719

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,400	1,791

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$7,500	7,549

Israel Government International Bonds
5.500% due 03/12/2034		6,200	6,288

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	6,400	6,900
5.250% due 03/22/2030		3,400	3,882

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,760,000	8,418
2.400% due 03/20/2055		265,000	1,295
2.800% due 06/20/2055		710,000	3,791

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,280,000	11,935
2.400% due 03/20/2045		424,000	2,361

Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,200	601
6.150% due 08/12/2032		86,600	26,025
6.950% due 08/12/2031		10,800	3,366

Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	17,600	1,016
8.500% due 01/31/2037		70,800	3,911
8.875% due 02/28/2035		633,200	36,777

Romania Government International Bonds
2.875% due 04/13/2042	EUR	1,690	1,225
5.500% due 09/18/2028		2,650	3,164
6.750% due 07/11/2039		700	809

Spain Government Bonds
5.150% due 10/31/2044		8,800	11,785

U.K. Gilts
4.375% due 07/31/2054	GBP	3,300	3,637

Total Sovereign Issues (Cost $158,692)			155,508

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(f)		1,100,000	937

Capital Farm Credit ACA
8.393% due 06/15/2026 •(f)		2,700,000	2,692

CoBank ACB
4.250% due 01/01/2027 •(f)		2,400,000	2,362

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(f)		500,000	523

Total Preferred Securities (Cost $6,700)			6,514

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (h)		7,078,191	7,078

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (j) 0.3%
		$6,300

Total Short-Term Instruments (Cost $13,378)		13,378

Total Investments in Securities (Cost $4,252,734)		3,881,223

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	68,443	667

Total Short-Term Instruments (Cost $667)		667

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $667)	$667

Total Investments 174.4% (Cost $4,253,401)	$3,881,890

Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $13,274)	7,831

Other Assets and Liabilities, net (74.8)%	(1,664,439)

Net Assets 100.0%	$2,225,282

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$900	$908	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,326	2,757	0.13
National Football League	4.780	10/05/2030	06/27/2025	2,700	2,687	0.12
National Football League	5.250	10/05/2034	06/27/2025	2,300	2,294	0.10

				$9,226	$8,646	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
WAN	3.710%	03/31/2026	04/01/2026	$6,300	U.S. Treasury Notes 3.500% due 10/31/2027	$(6,432)	$6,300	$6,301

Total Repurchase Agreements						$(6,432)	$6,300	$6,301

118	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.750%	03/30/2026	04/06/2026		$(2,336)	$(2,336)
BRC	3.250	03/20/2026	05/01/2026		(1,062)	(1,063)
	3.500	02/17/2026	TBD	(3)	(421)	(422)
BSN	3.770	03/06/2026	04/06/2026		(54,629)	(54,778)
CIB	3.780	03/11/2026	04/09/2026		(12,147)	(12,173)
DEU	3.750	03/31/2026	04/07/2026		(5,022)	(5,023)
	3.760	03/30/2026	04/06/2026		(625)	(625)
	3.770	03/03/2026	04/07/2026		(4,999)	(5,015)
	3.770	03/24/2026	04/07/2026		(5,938)	(5,943)
IND	3.760	03/31/2026	04/07/2026		(147,659)	(147,675)
JPS	3.760	03/12/2026	04/23/2026		(6,017)	(6,030)
	3.760	03/13/2026	04/17/2026		(6,993)	(7,007)
	3.760	03/23/2026	04/06/2026		(5,386)	(5,392)
NOM	3.750	04/02/2026	04/16/2026		(9,558)	(9,558)
	3.760	02/19/2026	04/02/2026		(5,625)	(5,649)
NXN	3.750	04/01/2026	04/20/2026		(236,701)	(236,701)
	3.770	03/18/2026	04/01/2026		(238,435)	(238,784)
RCY	3.770	02/06/2026	04/20/2026		(192,967)	(194,058)
	3.770	02/24/2026	04/20/2026		(72,284)	(72,556)
STR	3.730	04/01/2026	04/02/2026		(255,207)	(255,207)
	3.760	03/31/2026	04/01/2026		(252,455)	(252,455)

Total Reverse Repurchase Agreements						$(1,518,450)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	3.740%	04/01/2026	04/08/2026	$(1,625)	$(1,624)
	3.770	03/27/2026	04/06/2026	(2,754)	(2,756)
TDM	3.770	03/12/2026	04/23/2026	(6,086)	(6,099)
UBS	3.770	02/24/2026	04/24/2026	(64,478)	(64,721)

Total Sale-Buyback Transactions					$(75,200)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	05/01/2056	$10,749	$(10,247)	$(10,135)

Total Short Sales (0.5)%				$(10,247)	$(10,135)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(2,336)	$0	$(2,336)	$2,332	$(4)
BRC	0	(1,485)	0	(1,485)	1,501	16
BSN	0	(54,778)	0	(54,778)	54,547	(231)
CIB	0	(12,173)	0	(12,173)	12,117	(56)
DEU	0	(16,606)	0	(16,606)	16,269	(337)
IND	0	(147,675)	0	(147,675)	147,258	(417)
JPS	0	(18,429)	0	(18,429)	18,555	126
NOM	0	(15,207)	0	(15,207)	5,370	(9,837)
NXN	0	(475,485)	0	(475,485)	236,700	(238,785)
RCY	0	(266,614)	0	(266,614)	263,721	(2,893)
STR	0	(507,662)	0	(507,662)	257,066	(250,596)
WAN	6,301	0	0	6,301	(6,432)	(131)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(4,380)	$(4,380)	$4,388	$8
TDM	0	0	(6,099)	(6,099)	5,994	(105)
UBS	0	0	(64,721)	(64,721)	64,417	(304)

Total Borrowings and Other Financing Transactions	$6,301	$(1,518,450)	$(75,200)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,063)	$(422)	$(1,485)
U.S. Treasury Obligations	(491,239)	(524,260)	0	0	(1,015,499)

Total	$(491,239)	$(524,260)	$(1,063)	$(422)	$(1,016,984)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(75,200)	0	0	(75,200)

Total	$0	$(75,200)	$0	$0	$(75,200)

Total Borrowings	$(491,239)	$(599,460)	$(1,063)	$(422)	$(1,092,184)

Payable for reverse repurchase agreements and sale-buyback financing transactions (6)					$(1,092,184)

(k)	Securities with an aggregate market value of $1,090,403 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(894,088) at a weighted average interest rate of 4.147%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(172) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(501,466) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	668	$161,063	$(785)	$33	$0
3-Month SOFR Active Contract March Futures	06/2027	650	156,626	(875)	49	0
3-Month SOFR Active Contract September Futures	12/2027	650	156,869	(537)	32	0
Australia Government 10-Year Bond June Futures	06/2026	406	30,184	(188)	284	0
Long Guilt June Futures	06/2026	690	80,177	(4,283)	603	0
U.S. Treasury 2-Year Note June Futures	06/2026	1,756	364,274	(1,528)	137	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,241	137,809	(2,338)	291	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	2,887	336,516	(10,668)	632	0

				$(21,202)	$2,061	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat June Futures	06/2026	214	$(29,358)	$932	$0	$(272)
Japan Government 10-Year Bond June Futures	06/2026	78	(64,044)	762	15	(138)
U.S. Treasury 5-Year Note June Futures	06/2026	2,146	(232,154)	2,336	0	(302)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	5,097	(578,589)	12,897	0	(1,513)

				$16,927	$15	$(2,225)

Total Futures Contracts				$(4,275)	$2,076	$(2,225)

120	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	23,500	$(128)	$441	$313	$8	$0
Barclays PLC	1.000	Quarterly	12/20/2030	0.807	EUR	1,000	16	(6)	10	1	0
Glencore Finance	5.000	Quarterly	12/20/2029	0.735		1,600	338	(56)	282	0	(1)
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	$	800	3	(2)	1	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		2,400	413	(164)	249	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		3,000	(9)	51	42	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		800	(2)	14	12	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	200	2	1	3	0	0

							$633	$279	$912	$11	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$1,100	$24	$(4)	$20	$2	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	245,310	5,435	(1,006)	4,429	480	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	152,000	2,573	102	2,675	329	0

					$8,032	$(908)	$7,124	$811	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	69,740	$(1,482)	$(1,491)	$(2,973)	$222	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		26,870	83	1,203	1,286	0	(114)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		56,300	2,309	637	2,946	0	(225)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	9,140,000	260	128	388	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		$7,400	0	25	25	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	43	43	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	193	193	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	295	295	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	132	132	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	126	126	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(8)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	(288)	(179)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	(13)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(434)	(254)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	349	349	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	402	402	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	1,057	1,062	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	7,046	6,857	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		105,223	(105)	(202)	(307)	0	(124)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		36,800	284	237	521	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	312	247	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	(51)	(107)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(232)	(265)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		1,500	(5)	(33)	(38)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,800	(10)	55	45	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,500	(9)	41	32	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		27,300	334	(41)	293	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	33	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	10,048	9,059	62	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	11,730	14,327	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	31	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	1	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053		1,400	0	(37)	(37)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		396	1	4	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		7,400	0	431	431	27	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		13,200	253	56	309	52	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month AUD-BBR-BBSW	4.750%	Semi-Annual	12/20/2033	AUD	76,600	$(159)	$(428)	$(587)	$340	$0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,200	(2)	22	20	3	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	13	1	32	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		3,200	(8)	(164)	(172)	25	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		35,460	(517)	(773)	(1,290)	313	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,000	306	299	605	0	(268)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	5,500	12	9	21	0	(10)

							$3,089	$30,786	$33,875	$1,254	$(1,254)

Total Swap Agreements							$11,754	$30,157	$41,911	$2,076	$(1,255)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,076	$2,076	$4,152	$0	$(2,225)	$(1,255)	$(3,480)

(m)

Securities with an aggregate market value of $60,966 and cash of $5,576 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	52,264		$38,154	$583	$0
	04/2026	SGD	26		20	0	0

BOA	04/2026	BRL	12,520		2,397	0	(20)
	04/2026	CNH	5,959		864	0	(1)
	04/2026	EUR	3,071		3,572	22	0
	04/2026	INR	197,128		2,099	18	0
	04/2026	KRW	1,284,993		879	28	0
	04/2026	PLN	4,727		1,278	5	0
	04/2026		$2,399	BRL	12,520	18	0
	04/2026		310	CNH	2,136	0	0
	04/2026		94,264	EUR	82,019	537	0
	04/2026		1,062	ILS	3,277	0	(20)
	04/2026		2,099	INR	197,481	2	0
	04/2026		336	MXN	6,195	9	0
	05/2026	EUR	82,019		$94,410	0	(536)
	06/2026	ILS	9,734		3,153	50	0
	06/2026	MXN	30,723		1,714	10	0

122	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$909	BRL	4,821	$10	$0
	06/2026		439	ILS	1,368	0	(3)

BPS	04/2026	AUD	916		$652	20	0
	04/2026	BRL	12,860		2,463	0	(19)
	04/2026	CNH	2,001		291	0	0
	04/2026	EUR	2,319		2,742	61	0
	04/2026	ILS	7,707		2,496	44	0
	04/2026	KRW	2,308,476		1,538	5	(3)
	04/2026	PLN	3,192		870	11	(1)
	04/2026	THB	210,401		6,509	124	(3)
	04/2026		$3,921	AUD	5,588	0	(65)
	04/2026		2,464	BRL	12,860	19	0
	04/2026		10,510	IDR	177,843,874	1	(34)
	04/2026		1,450	ILS	4,593	11	0
	04/2026		1,693	KRW	2,531,243	3	(16)
	04/2026		2,500	PLN	9,016	0	(71)
	04/2026		3	THB	83	0	0
	04/2026		5,771	TWD	184,447	1	(14)
	04/2026	ZAR	26,875		$1,587	1	0
	05/2026	ILS	4,588		1,450	0	(11)
	05/2026	INR	457,847		4,839	0	(20)
	05/2026	TWD	105,176		3,264	0	(15)
	05/2026		$1,890	BRL	9,921	14	0
	05/2026		2,424	IDR	41,266,416	6	0
	05/2026		480	THB	15,758	0	(1)
	06/2026		1,654	IDR	27,859,621	0	(16)

BRC	04/2026	CAD	68		$49	0	0
	04/2026	PLN	1,336		371	11	0
	04/2026	THB	16,399		520	23	0
	04/2026	TRY	1,288,664		28,384	0	(213)
	04/2026		$2,030	SEK	18,416	0	(84)
	04/2026		15,413	TRY	704,920	153	0
	04/2026	ZAR	66,467		$4,062	139	0
	05/2026	CHF	6,106		7,661	0	(3)
	05/2026	TRY	116,448		2,497	0	(17)
	05/2026		$49	CAD	68	0	0
	06/2026	ILS	2,028		$659	13	0

BSH	04/2026	GBP	950		1,265	7	0
	04/2026		$2,952	JPY	471,281	17	0
	04/2026		23,214	NZD	40,211	0	(107)
	04/2026		10,178	PLN	36,814	0	(261)
	05/2026	JPY	469,861		$2,952	0	(17)
	05/2026	NZD	40,211		23,240	108	0
	05/2026	PEN	42,454		12,162	120	(130)
	05/2026		$1,265	GBP	950	0	(7)
	07/2026	PEN	25,527		$7,576	282	0

CBK	04/2026	AUD	4,311		3,036	62	0
	04/2026	CAD	2,972		2,180	43	0
	04/2026	CNH	2,032		294	0	(1)
	04/2026	GBP	1,822		2,436	24	0
	04/2026	IDR	11,299,464		669	4	0
	04/2026	INR	1,504,503		16,098	209	0
	04/2026	NOK	8,610		886	0	(3)
	04/2026	PEN	26,647		7,685	30	0
	04/2026	SEK	6,765		725	11	0
	04/2026	THB	142		5	0	0
	04/2026	TWD	8,741		274	1	0
	04/2026		$1,186	AUD	1,675	0	(31)
	04/2026		920	CNH	6,342	1	0
	04/2026		1,272	GBP	944	0	(23)
	04/2026		39,754	INR	3,663,326	32	(978)
	05/2026	JPY	10		$0	0	0
	05/2026	PEN	11,962		3,507	79	0
	06/2026	IDR	19,268,296		1,144	12	0
	06/2026	ILS	1,878		609	11	0
	06/2026		$1,271	IDR	21,433,304	0	(10)
	06/2026		2,935	MXN	51,884	0	(57)
	09/2026		686		12,279	0	(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2026	CNH	5,944		$859	$0	$(3)
	04/2026	ILS	15,550		5,024	76	0
	04/2026	INR	602,184		6,394	42	(8)
	04/2026		$14,148	AUD	20,624	81	0
	04/2026		1,741	CNH	11,928	0	(9)
	04/2026		7,032	INR	662,756	46	(34)
	04/2026		32,097	SGD	41,000	0	(207)
	04/2026		2,156	THB	70,401	0	(19)
	05/2026	AUD	20,624		$14,143	0	(82)
	05/2026	SGD	40,909		32,097	206	0
	05/2026		$859	CNH	5,930	4	0
	06/2026	THB	70,258		$2,156	12	0

FAR	04/2026	AUD	9,454		6,700	177	0
	04/2026	CHF	6,939		8,991	313	0
	04/2026	GBP	4,408		5,906	71	0

	04/2026	JPY	613,173		3,924	61	0
	04/2026	PLN	1,488		412	11	0
	04/2026	SGD	4		3	0	0
	04/2026		$5,099	GBP	3,790	0	(82)
	04/2026		3,677	JPY	586,788	21	0
	04/2026		173	SGD	221	0	(1)
	05/2026	ILS	7,630		$2,411	0	(19)
	05/2026	JPY	585,016		3,677	0	(21)
	05/2026	SGD	221		173	1	0
	05/2026		$5,906	GBP	4,408	0	(72)
	06/2026	ILS	6,730		$2,184	39	0
	06/2026		$2,629	MXN	45,805	0	(89)
	09/2026		557		9,838	0	(16)

GLM	04/2026	BRL	158,260		$30,030	0	(523)
	04/2026	ILS	8,342		2,683	29	0
	04/2026	INR	19,957		219	8	0
	04/2026		$29,431	BRL	158,260	1,122	0
	04/2026		833	CNH	5,720	0	(3)
	04/2026		956	IDR	16,148,769	0	(5)
	04/2026		2,841	MXN	52,389	80	0
	04/2026		1,207	THB	39,607	0	(5)
	06/2026	IDR	13,598,768		$807	7	0
	06/2026	THB	39,537		1,207	1	0
	06/2026		$2,720	BRL	14,472	38	0
	06/2026		1,405	IDR	23,781,913	0	(7)
	06/2026		8,834	MXN	155,539	0	(209)
	07/2026		26,939	BRL	144,963	482	0

IND	04/2026	EUR	76,629		$90,482	1,911	0

JPM	04/2026	CNH	10,188		1,473	0	(6)
	04/2026	INR	311,926		3,318	24	0
	04/2026	PLN	9,980		2,716	32	(5)
	04/2026	SGD	35,821		28,424	563	0
	04/2026		$3,318	INR	312,461	7	0
	04/2026		12,118	MXN	217,537	29	(23)
	04/2026		1,076	NZD	1,851	0	(13)
	04/2026	ZAR	241,614		$14,413	163	(10)
	05/2026	AUD	958		657	0	(4)
	05/2026	JPY	5,170		33	0	0
	05/2026		$904	CNH	6,239	4	0
	06/2026	ILS	4,756		$1,540	24	0
	06/2026	MXN	34,064		1,899	10	0
	06/2026		$13	IDR	225,919	0	0
	06/2026		407	ILS	1,264	0	(4)

MBC	04/2026	CHF	101		$128	1	0
	04/2026	GBP	7		9	0	0
	04/2026	INR	389,382		4,114	8	0
	04/2026	JPY	677,156		4,355	88	0
	04/2026	KRW	5,708,548		3,901	105	0
	04/2026	NOK	3,082		316	0	(2)
	04/2026	SEK	8,970		955	8	0
	04/2026	THB	67,491		2,121	72	0
	04/2026		$1,414	AUD	2,040	0	(6)
	04/2026		1,161	CHF	913	0	(19)
	04/2026		1,230	GBP	921	0	(11)

124	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$4,210	INR	389,382	$0	$(105)
	04/2026		3,336	JPY	531,605	14	0
	04/2026		849	MXN	15,670	25	0
	04/2026		1,075	NOK	10,256	0	(16)
	04/2026		2,635	PLN	9,694	0	(24)
	05/2026	JPY	260,716		$1,636	0	(12)
	05/2026		$9	GBP	7	0	0
	05/2026		156	NOK	1,522	2	0
	06/2026	MXN	3,926		$217	0	0

MYI	04/2026	PLN	885		250	12	0
	06/2026	IDR	199,426		12	0	0
	06/2026	ILS	8,396		2,734	59	0

NGF	04/2026		$150	NOK	1,437	0	(1)
	04/2026		11,280	TRY	515,934	135	0
	05/2026		237		10,937	0	(1)

RBC	04/2026	SGD	5,371		$4,216	38	0

SCX	04/2026	JPY	482,236		3,091	53	0
	04/2026	NZD	37,642		22,505	874	0
	04/2026	THB	6,029		189	6	0
	04/2026		$39,945	CAD	55,304	0	(188)
	04/2026		2,045	GBP	1,532	0	(17)
	04/2026		4,129	INR	376,062	0	(158)
	04/2026		1,141	JPY	180,800	0	(2)
	04/2026		1,009	PLN	3,649	0	(26)
	04/2026		965	TWD	30,808	0	(3)
	05/2026	CAD	55,227		$39,945	187	0
	06/2026		$2,442	IDR	41,170,412	0	(21)

SSB	04/2026	AUD	15,246		$10,850	330	0
	04/2026	JPY	3,118		20	0	0
	04/2026	NZD	4,420		2,604	64	0
	04/2026		$3,850	BRL	20,243	58	0

UAG	04/2026	INR	389,827		$4,147	38	0
	04/2026	PLN	6,484		1,770	23	0
	04/2026	THB	16,399		504	6	0
	04/2026		$8,266	INR	780,397	9	(8)
	04/2026		5,897	PLN	21,299	0	(160)
	04/2026		504	THB	16,399	0	(7)
	06/2026	ILS	8,353		$2,706	43	0
	06/2026	MXN	5,008		279	1	0
	06/2026		$3,687	MXN	64,351	0	(119)

Total Forward Foreign Currency Contracts						$10,959	$(5,207)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,400.000	07/09/2026	12,000	$120	$36

Total Purchased Options					$120	$36

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	26,800	$(31)	$(22)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,350.000	07/09/2026	12,000	$(43)	$(9)

Total Written Options					$(74)	$(31)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.478%	$900	$126	$(76)	$50	$0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	500	(4)	3	0	(1)

							$122	$(73)	$50	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 6,760	$1,352	$1	$1,353	$0

Total Swap Agreements						$1,474	$(72)	$1,403	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$583	$0	$0	$583	$0	$0	$0	$0	$583	$(330)	$253
BOA	709	36	0	745	(580)	(9)	0	(589)	156	0	156
BPS	321	0	1,353	1,674	(289)	0	0	(289)	1,385	(1,080)	305
BRC	339	0	0	339	(317)	0	0	(317)	22	(70)	(48)
BSH	534	0	0	534	(522)	0	0	(522)	12	179	191
CBK	519	0	0	519	(1,114)	0	0	(1,114)	(595)	697	102
DUB	467	0	0	467	(362)	0	0	(362)	105	0	105
FAR	694	0	0	694	(300)	0	0	(300)	394	(300)	94
GLM	1,767	0	0	1,767	(752)	0	0	(752)	1,015	(499)	516
GST	0	0	50	50	0	(22)	(1)	(23)	27	0	27
IND	1,911	0	0	1,911	0	0	0	0	1,911	(2,620)	(709)
JPM	856	0	0	856	(65)	0	0	(65)	791	(780)	11
MBC	323	0	0	323	(195)	0	0	(195)	128	0	128
MYI	71	0	0	71	0	0	0	0	71	(39)	32
NGF	135	0	0	135	(2)	0	0	(2)	133	0	133
RBC	38	0	0	38	0	0	0	0	38	0	38
SCX	1,120	0	0	1,120	(415)	0	0	(415)	705	(620)	85
SSB	452	0	0	452	0	0	0	0	452	(260)	192
UAG	120	0	0	120	(294)	0	0	(294)	(174)	289	115

Total Over the Counter	$10,959	$36	$1,403	$12,398	$(5,207)	$(31)	$(1)	$(5,239)

(o)

Securities with an aggregate market value of $1,165 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

126	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,076	$2,076
Swap Agreements	0	822	0	0	1,254	2,076

	$0	$822	$0	$0	$3,330	$4,152

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,959	$0	$10,959
Purchased Options	0	0	0	36	0	36
Swap Agreements	0	1,403	0	0	0	1,403

	$0	$1,403	$0	$10,995	$0	$12,398

	$0	$2,225	$0	$10,995	$3,330	$16,550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,225	$2,225
Swap Agreements	0	1	0	0	1,254	1,255

	$0	$1	$0	$0	$3,479	$3,480

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,207	$0	$5,207
Written Options	0	22	0	9	0	31
Swap Agreements	0	1	0	0	0	1

	$0	$23	$0	$5,216	$0	$5,239

	$0	$24	$0	$5,216	$3,479	$8,719

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$281	$281
Futures	0	0	0	0	(12,450)	(12,450)
Swap Agreements	0	1,801	0	0	7,089	8,890

	$0	$1,801	$0	$0	$(5,080)	$(3,279)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,947)	$0	$(13,947)
Purchased Options	0	0	0	(63)	0	(63)
Written Options	0	97	0	0	786	883
Swap Agreements	0	47	0	0	0	47

	$0	$144	$0	$(14,010)	$786	$(13,080)

	$0	$1,945	$0	$(14,010)	$(4,294)	$(16,359)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7,428)	$(7,428)
Swap Agreements	0	(781)	0	0	3,215	2,434

	$0	$(781)	$0	$0	$(4,213)	$(4,994)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,883	$0	$7,883
Purchased Options	0	0	0	(26)	0	(26)
Written Options	0	10	0	33	(29)	14
Swap Agreements	0	(30)	0	0	0	(30)

	$0	$(20)	$0	$7,890	$(29)	$7,841

	$0	$(801)	$0	$7,890	$(4,242)	$2,847

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,912	$5,769	$17,681
Corporate Bonds & Notes
Banking & Finance	0	420,821	908	421,729
Industrials	0	411,992	4,981	416,973
Utilities	0	244,330	0	244,330
Municipal Bonds & Notes
California	0	8,310	0	8,310
Georgia	0	7,956	0	7,956
Illinois	0	5,607	0	5,607
Nevada	0	469	0	469
New Mexico	0	861	0	861
New York	0	2,785	0	2,785
Ohio	0	967	0	967
Pennsylvania	0	2,893	0	2,893
Texas	0	2,110	0	2,110
U.S. Government Agencies	0	574,311	0	574,311
U.S. Treasury Obligations	0	1,664,829	0	1,664,829
Non-Agency Mortgage-Backed Securities	0	85,508	24,976	110,484
Asset-Backed Securities
Automobile ABS Other	0	5,029	0	5,029
Automobile Sequential	0	10,520	0	10,520
Casino Services	0	0	2,290	2,290
CMBS Other	0	12,990	0	12,990
Credit Card Other	0	5,549	0	5,549
Home Equity Other	0	43,249	0	43,249
Whole Loan Collateral	0	3,022	0	3,022
Other ABS	0	135,683	5,196	140,879
Sovereign Issues	0	155,508	0	155,508
Preferred Securities
Banking & Finance	0	6,514	0	6,514

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Mutual Funds	$7,078	$0	$0	$7,078
Repurchase Agreements	0	6,300	0	6,300

	$7,078	$3,830,025	$44,120	$3,881,223

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$667	$0	$0	$667

Total Investments	$7,745	$3,830,025	$44,120	$3,881,890

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,135)	$0	$(10,135)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	902	3,250	0	4,152
Over the counter	0	12,398	0	12,398

	$902	$15,648	$0	$16,550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(410)	(3,070)	0	(3,480)
Over the counter	0	(5,239)	0	(5,239)

	$(410)	$(8,309)	$0	$(8,719)

Total Financial Derivative Instruments	$492	$7,339	$0	$7,831

Totals	$8,237	$3,827,229	$44,120	$3,879,586

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$8,547	$0	$(3,061)	$5	$(2)	$280	$0	$0	$5,769	$308
Corporate Bonds & Notes
Banking & Finance	905	0	0	0	0	3	0	0	908	8
Industrials	0	5,000	0	0	0	(19)	0	0	4,981	(19)
Non-Agency Mortgage-Backed Securities	0	23,669	0	0	0	1,307	0	0	24,976	1,307

128	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Asset-Backed Securities
Casino Services	$2,277	$0	$(123)	$0	$(9)	$145	$0	$0	$2,290	$122
Other ABS	8,975	5,188	(1,199)	0	83	554	0	(8,405)	5,196	8

Totals	$20,704	$33,857	$4,383	$5	$72	$2,270	$0	$(8,405)	$44,120	$1,734

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,769	Discounted Cash Flow	Discount Rate	4.220	—
Corporate Bonds & Notes
Banking & Finance	908	Discounted Cash Flow	Discount Rate	5.200	—
Industrials	4,981	Discounted Cash Flow	Discount Rate	4.871-5.288	5.067
Non-Agency Mortgage-Backed Securities	24,976	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Casino Services	2,290	Discounted Cash Flow	Discount Rate	6.260	—
Other ABS	3,000	Discounted Cash Flow	Discount Rate	5.328	—
	2,196	Recent Transaction	Purchase Price	100.000	—

Total	$44,120

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	129

Schedule of Investments	PIMCO Long-Term U.S. Government Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 203.8%

CORPORATE BONDS & NOTES 1.5%

INDUSTRIALS 1.5%

Beignet Investor LLC
6.581% due 05/30/2049	$7,970	$8,200

Vessel Management Services, Inc.
3.432% due 08/15/2036	2,886	2,627

Total Corporate Bonds & Notes (Cost $10,856)		10,827

U.S. GOVERNMENT AGENCIES 27.3%

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	699

Federal Home Loan Mortgage Corp.
5.762% due 01/01/2028 •	1	1
5.771% due 01/01/2028 •	2	2
6.500% due 01/01/2035	1	1

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.303% due 10/25/2052 ~	6,260	5,374

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	2,050	1,992

Federal Home Loan Mortgage Corp. REMICS
1.912% due 12/15/2042 •	1,671	1,441
3.500% due 05/15/2042 - 01/15/2048	16,460	15,042
3.977% due 10/15/2043 •	1,033	1,013
4.000% due 07/15/2042	5,015	4,837
4.187% due 01/15/2033 •	8	8
4.287% due 04/15/2029 - 12/15/2032 •	7	7
4.337% due 06/15/2031 •	3	3
4.500% due 02/15/2035 - 07/15/2035	328	327
5.500% due 06/15/2035	7,432	7,636
6.000% due 05/15/2028	3	3

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 •	579	535
5.259% due 07/25/2044 •	144	140
6.500% due 10/25/2043	24	25

Federal National Mortgage Association
2.500% due 11/01/2046	99	85
5.113% due 06/01/2043 •	31	31
5.114% due 03/01/2044 •	38	38
6.223% due 12/01/2027 •	4	4
6.305% due 07/01/2035 •	6	6
6.348% due 11/01/2034 •	14	15
6.395% due 04/01/2028 •	1	1
6.500% due 01/01/2032 - 08/01/2037	18	19
7.000% due 02/01/2038	5	5

Federal National Mortgage Association REMICS
3.500% due 06/25/2044	3,597	3,307
3.842% due 07/25/2037 •	28	28
4.000% due 09/25/2044 - 10/25/2044	5,517	5,294
4.226% due 10/25/2030 •	0	1
4.250% due 04/25/2037	84	83
4.676% due 04/25/2032 •	0	1
6.500% due 07/25/2031	71	73

Federal National Mortgage Association REMICS Trust
6.750% due 06/25/2032	221	230

Government National Mortgage Association
5.125% due 10/20/2026 - 11/20/2027 •	3	3
5.375% (H15T1Y + 1.500%) due 08/20/2026 - 09/20/2026 ~	1	1
5.625% due 01/20/2027 - 05/20/2030 •	21	21
6.500% due 08/20/2034 - 09/20/2034	3	3

Government National Mortgage Association REMICS
4.000% due 08/20/2044 - 09/20/2044	5,824	5,486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/20/2033	$383	$382

Government National Mortgage Association, TBA
4.000% due 04/01/2056	8,000	7,495
4.500% due 06/01/2040 - 05/01/2056	2,500	2,412

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	6,371	5,782

Tennessee Valley Authority Principal STRIPS
0.000% due 05/01/2030 (c)	7,400	6,257

Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2056	700	642
4.000% due 04/01/2056 - 05/01/2056	26,200	24,721
5.000% due 04/01/2056 - 05/01/2056	34,200	33,699
5.500% due 06/01/2056	700	702
6.000% due 05/01/2056 - 07/01/2056	60,800	61,884

Total U.S. Government Agencies (Cost $201,096)		197,797

U.S. TREASURY OBLIGATIONS 169.2%

U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,599
1.125% due 08/15/2040 (f)	99,760	62,225
1.375% due 11/15/2040 (h)	9,060	5,839
1.750% due 08/15/2041 (f)	60,400	40,401
1.875% due 02/15/2051	19,100	10,609
2.000% due 11/15/2041 (f)	45,200	31,274
2.000% due 02/15/2050	310	181
2.250% due 08/15/2049 (f)	55,590	34,590
2.250% due 02/15/2052	4,500	2,713
2.375% due 02/15/2042	28,000	20,415
2.375% due 05/15/2051	2,400	1,502
2.500% due 05/15/2046 (f)	2,028	1,394
2.750% due 08/15/2047	150	106
2.750% due 11/15/2047	22,600	15,948
2.875% due 05/15/2052	20,400	14,152
3.000% due 11/15/2045 (f)	680	514
3.000% due 02/15/2047	11,100	8,274
3.000% due 05/15/2047	17,300	12,863
3.000% due 02/15/2048	150	111
3.000% due 08/15/2048 (f)	47,000	34,506
3.000% due 02/15/2049 (f)	64,144	46,868
3.000% due 08/15/2052 (f)	60,000	42,667
3.125% due 02/15/2043 (f)	59,600	47,741
3.250% due 05/15/2042	22,800	18,793
3.375% due 11/15/2048 (f)	111,700	87,567
3.625% due 08/15/2043	15,300	13,071
3.625% due 02/15/2053 (f)	51,800	41,586
3.625% due 05/15/2053	19,400	15,560
3.875% due 02/15/2043 (f)	33,100	29,421
3.875% due 05/15/2043 (f)	60,400	53,551
4.000% due 11/15/2042 (f)	65,000	58,836
4.000% due 11/15/2052 (f)	51,650	44,389
4.125% due 08/15/2053	13,000	11,404
4.375% due 05/15/2041	29,580	28,500
4.375% due 08/15/2043 (f)	39,300	37,107
4.500% due 02/15/2044 (f)	13,100	12,532
4.500% due 11/15/2054	5,800	5,420
4.625% due 05/15/2044	2,800	2,716
4.625% due 11/15/2044 (f)	10,500	10,162
4.625% due 11/15/2045 (f)	2,400	2,315
4.625% due 02/15/2046 (f)	8,100	7,810
4.625% due 05/15/2054	4,600	4,387
4.750% due 02/15/2041	10,750	10,813
4.750% due 02/15/2045 (f)	18,500	18,183
4.750% due 08/15/2055 (f)	3,200	3,119
4.875% due 08/15/2045 (f)	3,040	3,031
5.000% due 05/15/2045 (f)	3,900	3,952

U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032 (f)	1,567	1,479
1.125% due 01/15/2033	23,211	22,363
1.750% due 01/15/2034	20,419	20,341
1.875% due 07/15/2034 (f)	1,036	1,042
2.125% due 01/15/2035	1,855	1,887

U.S. Treasury Notes
1.500% due 11/30/2028	20,700	19,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 03/31/2029	$24,500	$23,500
2.625% due 05/31/2027 (h)	2,200	2,171
3.250% due 06/30/2029	20,800	20,426
3.625% due 03/31/2030 (h)	3,900	3,860
3.750% due 05/31/2030 (h)	3,900	3,877
3.750% due 06/30/2030 (h)	6,600	6,559
3.875% due 09/30/2029 (f)	53,200	53,213
4.000% due 06/30/2032	26,200	26,085
4.000% due 02/15/2034 (f)	38,100	37,588
4.125% due 11/15/2027	200	201
4.125% due 10/31/2029	500	504
4.125% due 08/31/2030 (h)	6,200	6,249
4.250% due 08/15/2035 (f)	5,100	5,082
4.375% due 11/30/2030	400	407
4.625% due 09/30/2030 (h)	2,700	2,777
4.875% due 10/31/2030	2,700	2,805

Total U.S. Treasury Obligations (Cost $1,386,973)		1,227,628

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%

Ashford Hospitality Trust
4.745% due 04/15/2035 •	68	68

Atrium Hotel Portfolio Trust
4.900% due 12/15/2036 •	578	571

Bank
4.046% due 03/15/2061 ~	800	793

BBCMS Mortgage Trust
5.015% due 09/15/2058	1,800	1,823

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~	152	79

Bear Stearns ARM Trust
6.125% due 04/25/2033 ~	2	2

Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,621
5.926% due 03/15/2057	2,000	2,065

BMO Mortgage Trust
7.055% due 11/15/2056 ~	1,800	1,899

CHL Mortgage Pass-Through Trust
4.373% due 04/25/2035 •	4	4
4.433% due 03/25/2035 •	220	205

COMM Mortgage Trust
3.140% due 10/10/2036	2,800	2,715

Countrywide Alternative Loan Trust
4.213% due 05/25/2035 •	116	113

HarborView Mortgage Loan Trust
4.231% due 05/19/2035 •	113	110

Hilton USA Trust
3.719% due 11/05/2038	2,130	2,119

Impac CMB Trust
4.293% due 10/25/2035 •	577	540

JP Morgan Mortgage Trust
5.818% due 07/25/2035 ~	19	19

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	76	74
2.750% due 11/25/2059 ~	526	506

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.155% due 10/25/2035 ~	402	363

PMT Loan Trust
5.021% due 02/25/2057 •	1,500	1,504

RALI Trust
4.093% due 08/25/2035 •	126	86
6.000% due 06/25/2036	247	197

Sequoia Mortgage Trust
4.490% due 07/20/2033 •	40	40
4.491% due 10/19/2026 •	2	1
5.172% due 04/25/2056 •	2,200	2,205

Structured Adjustable Rate Mortgage Loan Trust
4.233% due 05/25/2037 •	328	309

Structured Asset Mortgage Investments II Trust
4.233% due 05/25/2036 •	51	43

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	1	1
4.631% due 10/19/2033 •	29	27

130	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	$900	$829

WaMu Mortgage Pass-Through Certificates Trust
4.313% due 11/25/2045 •	9	8
4.859% due 02/25/2046 •	275	256
4.907% due 08/25/2046 •	153	135
5.259% due 06/25/2042 •	3	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,279

Total Non-Agency Mortgage-Backed Securities (Cost $25,670)		24,612

ASSET-BACKED SECURITIES 2.0%

AUTOMOBILE SEQUENTIAL 0.4%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	1,700	1,765

Hertz Vehicle Financing LLC
2.330% due 06/26/2028	1,200	1,174

		2,939

HOME EQUITY OTHER 0.3%

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •	66	66

C-BASS Trust
3.913% due 11/25/2036 •	9	4

MASTR Asset-Backed Securities Trust
4.618% due 10/25/2034 •	546	538

Merrill Lynch Mortgage Investors Trust
4.723% due 07/25/2035 •	357	360

Soundview Home Loan Trust
3.913% due 11/25/2036 •	125	33

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	1,152	1,153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	$68	$24

		2,178

OTHER ABS 1.3%

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •	387	385

Invitation Homes Trust
4.000% due 09/17/2041	3,192	3,112

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •	27	27

Nelnet Student Loan Trust
4.610% due 02/21/2061	2,398	2,369

Pagaya AI Debt Trust
6.258% due 10/15/2031	274	274

Slam Ltd.
5.807% due 05/15/2050	950	963

SMB Private Education Loan Trust
5.030% due 03/15/2056 (b)	2,200	2,203

		9,333

Total Asset-Backed Securities (Cost $14,526)		14,450

	SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (e)	2,812,265	2,812

Total Short-Term Instruments (Cost $2,812)		2,812

Total Investments in Securities (Cost $1,641,933)		1,478,126

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	8,732	$85

Total Short-Term Instruments (Cost $85)		85

Total Investments in Affiliates (Cost $85)		85

Total Investments 203.8% (Cost $1,642,018)		$1,478,211

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $62)		(577)

Other Assets and Liabilities, net (103.7)%		(752,206)

Net Assets 100.0%		$725,428

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.780%	03/11/2026	04/06/2026	$(5,604)	$(5,616)
BOO	3.720	04/01/2026	04/02/2026	(43,750)	(43,750)
	3.750	03/31/2026	04/01/2026	(43,875)	(43,875)
	3.770	02/25/2026	04/01/2026	(8,042)	(8,071)
BOS	3.750	03/30/2026	04/06/2026	(13,419)	(13,422)
BSN	3.770	03/06/2026	04/06/2026	(85,883)	(86,117)
CIB	3.780	03/11/2026	04/09/2026	(25,822)	(25,879)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	131

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.750%	03/19/2026	04/09/2026	$(3,766)	$(3,771)
	3.750	03/31/2026	04/07/2026	(5,851)	(5,851)
	3.760	03/25/2026	04/01/2026	(1,091)	(1,092)
	3.770	03/04/2026	04/08/2026	(3,936)	(3,947)
	3.770	03/24/2026	04/07/2026	(5,321)	(5,326)
	3.780	03/26/2026	04/02/2026	(74)	(74)
IND	3.760	03/31/2026	04/07/2026	(7,091)	(7,092)
JPS	1.250	03/26/2026	04/01/2026	(7,857)	(7,859)
	3.660	04/01/2026	04/07/2026	(7,847)	(7,847)
	3.760	03/09/2026	04/20/2026	(5,176)	(5,189)
NOM	3.750	04/02/2026	04/16/2026	(2,420)	(2,420)
NXN	3.750	04/01/2026	04/20/2026	(60,388)	(60,388)
	3.770	03/18/2026	04/01/2026	(66,521)	(66,618)
RCY	3.770	02/06/2026	04/20/2026	(45,312)	(45,569)
STR	3.730	04/01/2026	04/02/2026	(291,064)	(291,064)
	3.760	03/31/2026	04/01/2026	(273,533)	(273,533)

Total Reverse Repurchase Agreements					$(1,014,370)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.770%	03/27/2026	04/06/2026	$(15,697)	$(15,706)

Total Sale-Buyback Transactions					$(15,706)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2056	$100	$(84)	$(84)

Total Short Sales 0.0%				$(84)	$(84)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(5,616)	$0	$(5,616)	$5,397	$(219)
BOO	0	(95,696)	0	(95,696)	51,097	(44,599)
BOS	0	(13,422)	0	(13,422)	13,408	(14)
BSN	0	(86,117)	0	(86,117)	85,146	(971)
CIB	0	(25,879)	0	(25,879)	26,009	130
DEU	0	(20,061)	0	(20,061)	19,854	(207)
IND	0	(7,092)	0	(7,092)	7,040	(52)
JPS	0	(20,895)	0	(20,895)	12,891	(8,004)
NOM	0	(2,420)	0	(2,420)	0	(2,420)
NXN	0	(127,006)	0	(127,006)	66,219	(60,787)
RCY	0	(45,569)	0	(45,569)	44,876	(693)
STR	0	(564,597)	0	(564,597)	276,874	(287,723)

Master Securities Forward Transaction Agreement
BCY	0	0	(15,706)	(15,706)	15,742	36

Total Borrowings and Other Financing Transactions	$0	$(1,014,370)	$(15,706)

132	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(401,048)	$(207,853)	$0	$0	$(608,901)

Total	$(401,048)	$(207,853)	$0	$0	$(608,901)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(15,706)	0	0	(15,706)

Total	$0	$(15,706)	$0	$0	$(15,706)

Total Borrowings	$(401,048)	$(223,559)	$0	$0	$(624,607)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(624,607)

(f)	Securities with an aggregate market value of $624,188 and cash of $365 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(599,180) at a weighted average interest rate of 4.168%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(405,469) is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	214	$51,598	$(248)	$15	$0
3-Month SOFR Active Contract March Futures	06/2027	214	51,566	(285)	19	0
3-Month SOFR Active Contract September Futures	12/2027	214	51,646	(175)	12	0
U.S. Treasury 2-Year Note June Futures	06/2026	259	53,728	(1)	29	0
U.S. Treasury 10-Year Note June Futures	06/2026	300	33,314	(332)	54	0

				$(1,041)	$129	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	1,540	$(166,597)	$1,416	$0	$(211)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,487	(168,798)	3,890	0	(314)
U.S. Treasury Long-Term Bond June Futures	06/2026	900	(102,488)	3,388	0	(70)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	519	(60,496)	2,182	40	0

				$10,876	$40	$(595)

Total Futures Contracts				$9,835	$169	$(595)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
	Floating Rate Index								Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$2,900	$(15)	$25	$10	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	(32)	49	17	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	(163)	240	77	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	(326)	445	119	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	(182)	235	53	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	(183)	233	50	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	(20)	16	(4)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	133

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

Pay/Receive Floating Rate		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
	Floating Rate Index								Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.395%	Semi-Annual	10/25/2028	$15,300	$(514)	$10	$(504)	$8	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	13,600	(131)	49	(82)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,900	(25)	7	(18)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	22,340	(247)	62	(185)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	52	1,381	1,433	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	11	14	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(16)	856	840	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	8,295	(48)	24	(24)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	12	3	15	0	(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	12,100	93	78	171	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(8)	0	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	5	0	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	4	2	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	21	2	23	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	17	2	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	4	1	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	5	0	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	58	4	62	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	21	1	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	42	3	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	46	3	49	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,200	(6)	(1)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(7)	(1)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	700	17	1	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	2,400	(5)	22	17	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	9,000	110	(13)	97	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	242	(17)	225	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	491	(39)	452	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	99	(9)	90	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(95)	2,413	2,318	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	671	(51)	620	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	2,600	115	(34)	81	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053	6,200	(248)	85	(163)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	7,355	194	(98)	96	25	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	4,400	84	19	103	17	0

Total Swap Agreements						$134	$6,020	$6,154	$105	$(193)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$169	$105	$274	$0	$(595)	$(193)	$(788)

(h)

Securities with an aggregate market value of $15,885 and cash of $3,925 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	6,000	$(19)	$(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	6,000	(19)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	4,700	(17)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	4,700	(17)	(13)

Total Written Options							$(72)	$(63)

134	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GLM	$0	$0	$0	$0	$0	$(63)	$0	$(63)	$(63)	$0	$(63)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$169	$169
Swap Agreements	0	0	0	0	105	105

	$0	$0	$0	$0	$274	$274

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$595	$595
Swap Agreements	0	0	0	0	193	193

	$0	$0	$0	$0	$788	$788

Over the counter
Written Options	$0	$0	$0	$0	$63	$63

	$0	$0	$0	$0	$851	$851

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$670	$670
Futures	0	0	0	0	(8,573)	(8,573)
Swap Agreements	0	0	0	0	822	822

	$0	$0	$0	$0	$(7,081)	$(7,081)

Over the counter
Written Options	$0	$0	$0	$0	$1,058	$1,058

	$0	$0	$0	$0	$(6,023)	$(6,023)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13,625	$13,625
Swap Agreements	0	0	0	0	2,115	2,115

	$0	$0	$0	$0	$15,740	$15,740

Over the counter
Written Options	$0	$0	$0	$0	$4	$4

	$0	$0	$0	$0	$15,744	$15,744

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	135

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$10,827	$0	$10,827
U.S. Government Agencies	0	197,797	0	197,797
U.S. Treasury Obligations	0	1,227,628	0	1,227,628
Non-Agency Mortgage-Backed Securities	0	24,612	0	24,612
Asset-Backed Securities
Automobile Sequential	0	2,939	0	2,939
Home Equity Other	0	2,178	0	2,178
Other ABS	0	9,333	0	9,333
Short-Term Instruments
Mutual Funds	2,812	0	0	2,812

	$2,812	$1,475,314	$0	$1,478,126

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85	$0	$0	$85

Total Investments	$2,897	$1,475,314	$0	$1,478,211

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84)	$0	$(84)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$274	$0	$274

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(788)	0	(788)
Over the counter	0	(63)	0	(63)

	$0	$(851)	$0	$(851)

Total Financial Derivative Instruments	$0	$(577)	$0	$(577)

Totals	$2,897	$1,474,653	$0	$1,477,550

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

136	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Opportunities Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Ineos U.S. Finance LLC
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		$199	$175

IRB Holding Corp.
6.176% (TSFR1M + 2.500%) due 12/16/2030 ~		190	189

LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~		99	99

Total Loan Participations and Assignments (Cost $450)			463

CORPORATE BONDS & NOTES 21.2%

BANKING & FINANCE 11.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		200	198

Ally Financial, Inc.
5.737% due 05/15/2029 •		100	102

American Assets Trust LP
3.375% due 02/01/2031		200	180

American Express Co.
3.433% due 05/20/2032 •	EUR	100	114

American Honda Finance Corp.
4.390% due 08/13/2027 •		$200	200

American Tower Corp.
2.300% due 09/15/2031		200	176

Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	116

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$3	3
4.950% due 01/15/2028		100	100
5.375% due 05/30/2030		100	101

Bank of America Corp.
4.456% due 02/06/2032 •		200	198
4.623% due 05/09/2029 •		200	201

Barclays PLC
4.972% due 05/16/2029 •		700	704

BGC Group, Inc.
6.150% due 04/02/2030		100	102

BNP Paribas SA
1.904% due 09/30/2028 •		300	288
7.000% due 08/16/2028 •(e)(f)		300	304

BPCE SA
6.612% due 10/19/2027 •		550	556

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200	192

Capital One Financial Corp.
4.722% due 01/30/2032 •		200	197

CI Financial Corp.
4.625% due 12/12/2031	EUR	100	116

CIMA Finance DAC
2.950% due 09/05/2029		$127	118

Corebridge Financial, Inc.
3.900% due 04/05/2032		200	188

Credit Suisse AG AT1 Claim		500	175

Crown Castle, Inc.
3.100% due 11/15/2029		200	189

Deutsche Bank AG
3.729% due 01/14/2032 •		200	186

Equinix, Inc.
3.900% due 04/15/2032		200	189

Ford Motor Credit Co. LLC
5.420% due 04/09/2031		300	295

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		300	298
4.369% due 10/21/2031 •		200	196
4.516% due 01/21/2032 •		300	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	100	$115

HSBC Holdings PLC
5.210% due 08/11/2028 •		$100	101

ING Groep NV
4.017% due 03/28/2028 •		200	199

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(e)(f)	EUR	200	236

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		$100	101

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	197
2.963% due 01/25/2033 •		200	181
6.070% due 10/22/2027 •		200	202

Lazard Group LLC
4.500% due 09/19/2028		800	797

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	199
5.462% due 01/05/2028 •		300	302

LPL Holdings, Inc.
5.200% due 03/15/2030		100	101

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	193
5.098% due 05/13/2031 •		200	203

Morgan Stanley
4.238% due 01/09/2030 •		300	297

National Health Investors, Inc.
3.000% due 02/01/2031		200	180

NatWest Group PLC
4.800% due 04/05/2026		500	500

Prologis Euro Finance LLC
3.250% due 09/22/2032	EUR	100	111

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		$650	642

Starwood Property Trust, Inc.
6.500% due 10/15/2030		50	51

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200	175

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031		100	99

UBS Group AG
4.550% due 04/17/2026		500	500

VICI Properties LP
4.750% due 04/01/2028		100	100
5.125% due 11/15/2031		100	99

Wells Fargo & Co.
3.526% due 03/24/2028 •		400	397

WP Carey, Inc.
3.250% due 10/02/2031	EUR	100	112

			12,667

INDUSTRIALS 6.9%

AbbVie, Inc.
4.800% due 03/15/2029		$200	203

Air Canada
4.625% due 08/15/2029	CAD	200	142

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$57	55
3.375% due 11/01/2028		142	141

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		17	17

Amgen, Inc.
2.450% due 02/21/2030		200	186

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	206

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000% due 06/15/2036		250	246

Beignet Investor LLC
6.581% due 05/30/2049		950	978

BMW U.S. Capital LLC
4.750% due 03/21/2028		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centene Corp.
3.000% due 10/15/2030		$200	$175

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		100	70

Constellation Brands, Inc.
4.750% due 05/09/2032		300	298

Embraer Netherlands Finance BV
5.980% due 02/11/2035		100	103

Energy Transfer LP
4.550% due 01/15/2031		200	198

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		250	246

Flora Food Management BV
6.875% due 07/02/2029	EUR	200	217

Flutter Treasury DAC
4.000% due 06/04/2031		100	112

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$200	205

Grifols SA
3.875% due 10/15/2028	EUR	200	226

GSG Bidco Ltd.
5.375% due 06/15/2036		100	115

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$250	248

Harbour Energy PLC
6.327% due 04/01/2035		100	103

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	91
3.750% due 05/01/2029		200	192

Hyatt Hotels Corp.
5.050% due 03/30/2028		150	151

Hyundai Capital America
4.900% due 06/23/2028		200	201

Las Vegas Sands Corp.
5.625% due 06/15/2028		100	101

Marriott International, Inc.
2.850% due 04/15/2031		200	183

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	80	106

National Fuel Gas Co.
5.500% due 03/15/2030		$100	102

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		200	182

Petroleos Mexicanos
6.700% due 02/16/2032		199	195

Royal Caribbean Cruises Ltd.
4.750% due 05/15/2033		200	193

Sands China Ltd.
4.375% due 06/18/2030		200	193

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	97

United Airlines Pass-Through Trust
5.875% due 04/15/2029		65	66

Viper Energy Partners LLC
4.900% due 08/01/2030		100	100
5.700% due 08/01/2035		100	101

Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033		200	179
7.750% due 04/15/2032		200	192

Volkswagen Group of America Finance LLC
5.650% due 03/25/2032		200	203

Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP	200	261

			7,680

UTILITIES 2.9%

AES Corp.
2.450% due 01/15/2031		$100	89

Anglian Water Osprey Financing PLC
6.750% due 08/27/2031	GBP	100	134

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	137

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Gas Co.
3.757% due 03/16/2032		$100	$94

Dominion Energy, Inc.
3.375% due 04/01/2030		200	191

DWR Cymru Financing U.K. PLC
2.375% due 03/31/2034	GBP	200	197

Edison International
6.250% due 03/15/2030		$100	104

Emera U.S. Finance LLC
4.500% due 04/01/2029		50	50

ENEL Finance International NV
5.125% due 06/26/2029		300	304

EPH Financing International AS
6.651% due 11/13/2028	EUR	100	122

Evergy, Inc.
4.250% due 03/15/2029		$200	199

Georgia Power Co.
4.700% due 05/15/2032		300	300

Northumbrian Water Finance PLC
1.625% due 10/11/2026	GBP	100	130

Pacific Gas & Electric Co.
3.250% due 06/01/2031		$200	185
4.400% due 03/01/2032		200	193

PacifiCorp
5.450% due 04/15/2033		50	50

Public Service Enterprise Group, Inc.
4.900% due 03/15/2030		100	101

Southern California Edison Co.
5.150% due 06/01/2029		150	152

Southern California Gas Co.
2.950% due 04/15/2027		200	197

SW Finance I PLC
2.375% due 05/28/2028	GBP	100	123
5.750% due 11/19/2030		100	130

Vistra Operations Co. LLC
4.700% due 01/31/2031		$100	98

			3,143

Total Corporate Bonds & Notes (Cost $23,672)			23,490

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029		200	189

Total Municipal Bonds & Notes (Cost $200)			189

U.S. GOVERNMENT AGENCIES 44.6%

Federal Home Loan Mortgage Corp.
6.000% due 04/01/2055		580	603

Federal National Mortgage Association
4.000% due 04/01/2048		322	308

Federal National Mortgage Association REMICS
3.902% due 03/25/2034 •		1	1
4.676% due 04/25/2032 •		0	1

Government National Mortgage Association, TBA
5.000% due 05/01/2056		3,800	3,756
6.000% due 05/01/2056		4,000	4,063

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2056		100	84
3.000% due 06/01/2040		4,300	3,771
3.500% due 06/01/2056		5,900	5,397
4.000% due 06/01/2056		600	565
4.500% due 05/01/2056		2,900	2,796
5.000% due 05/01/2056		12,800	12,609
5.500% due 05/01/2056		3,900	3,913
6.000% due 06/01/2056		11,400	11,604

Total U.S. Government Agencies (Cost $49,504)			49,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 9.7%

U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032		$2,686	$2,536
1.125% due 01/15/2033 (k)		1,856	1,788
1.750% due 01/15/2034 (k)		106	105
1.875% due 07/15/2034		2,125	2,136

U.S. Treasury Notes
4.125% due 02/15/2036		40	39
4.250% due 11/15/2034		3,600	3,600
4.875% due 04/30/2026 (k)		600	601

Total U.S. Treasury Obligations (Cost $10,674)			10,805

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		84	49

Banc of America Funding Trust
6.277% due 06/20/2032 ~		8	8

Bear Stearns ALT-A Trust
4.539% due 05/25/2036 ~		495	235

Bear Stearns ARM Trust
5.561% due 02/25/2034 ~		12	11

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		247	164

CSAB Mortgage-Backed Trust
3.933% due 11/25/2036 •		825	101

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		188	106

EMF-NL Prime BV
2.833% due 04/17/2041 •	EUR	3	3

GSR Mortgage Loan Trust
4.394% due 06/25/2034 ~		$6	6
5.750% due 01/25/2037		9	5

HarborView Mortgage Loan Trust
4.299% due 06/19/2036 ~		98	39

MASTR Adjustable Rate Mortgages Trust
6.266% due 05/25/2034 ~		21	21

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.647% due 08/15/2032 •		23	23

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	1,500	1,035

RALI Trust
6.160% due 09/25/2037 ~		$321	212

Residential Asset Securitization Trust
6.000% due 07/25/2037		193	69

Structured Asset Mortgage Investments II Trust
4.291% due 07/19/2035 •		12	11

WaMu Mortgage Pass-Through Certificates Trust
3.799% due 03/25/2037 ~		268	235
5.259% due 08/25/2042 •		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $3,136)			2,337

ASSET-BACKED SECURITIES 8.8%

CMBS OTHER 0.5%

AREIT Trust
5.920% due 06/17/2039 •		257	257

TRTX Issuer Ltd.
5.328% due 02/15/2039 •		255	256

			513

HOME EQUITY OTHER 3.8%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 11/25/2035 •		49	49
4.813% due 09/25/2034 •		12	12

Bear Stearns Asset-Backed Securities I Trust
4.253% due 02/25/2037 •		493	482

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •		241	244

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
3.993% due 06/25/2047 •		$320	$288
4.533% due 08/25/2047 •		75	74

Fremont Home Loan Trust
4.073% due 01/25/2037 •		443	229

HSI Asset Securitization Corp. Trust
4.573% due 01/25/2036 •		400	356

IXIS Real Estate Capital Trust
4.253% due 01/25/2037 •		108	35

Morgan Stanley ABS Capital I, Inc. Trust
4.093% due 09/25/2036 •		614	211
4.333% due 12/25/2034 •		231	222

Residential Asset Securities Corporation Trust
4.313% due 07/25/2036 •		866	789

Saxon Asset Securities Trust
4.103% due 09/25/2037 •		141	137

SG Mortgage Securities Trust
4.213% due 10/25/2036 •		700	567

Soundview Home Loan Trust
3.993% due 06/25/2037 •		436	302

WaMu Asset-Backed Certificates Trust
4.018% due 05/25/2037 •		240	229

			4,226

OTHER ABS 4.5%

Aurium CLO IV DAC
2.746% due 01/16/2031 •	EUR	185	215

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •		$500	500

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •	EUR	84	97

Carlyle Euro CLO DAC
3.194% due 08/15/2038 •		500	578

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		500	577

Harvest CLO XXII DAC
2.866% due 01/15/2032 •		323	373

Jubilee CLO DAC
2.666% due 04/15/2031 •		210	243

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		$500	500

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		500	500

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		500	501

Sierra Madre Funding Ltd.
4.184% due 09/07/2039 •		584	313

Toro European CLO 3 DAC
3.006% due 07/15/2034 •	EUR	500	578

			4,975

Total Asset-Backed Securities (Cost $9,823)			9,714

SOVEREIGN ISSUES 14.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	3,100	580
0.000% due 10/01/2026 (b)		16,200	2,930

Colombia Government International Bonds
1.000% due 01/24/2035	COP	2,570,300	637

Colombia TES
1.000% due 09/18/2030		2,292,600	502
6.500% due 01/22/2031 (d)		2,553,206	666
11.000% due 08/22/2029		718,000	181
11.500% due 07/25/2046		265,500	64
11.750% due 01/24/2035		2,823,800	700
12.750% due 11/28/2040		724,000	192
13.250% due 02/09/2033		626,000	168

Israel Government International Bonds
5.375% due 03/12/2029		$200	203
5.625% due 02/19/2035		200	204

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	49,000	214

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		80,000	383

138	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Twenty Year Bonds
2.000% due 12/20/2044	JPY	110,000	$576

Korea Housing Finance Corp.
4.344% (SONIO/N + 0.600%) due 10/14/2028 ~	GBP	100	133

Mexico Government International Bonds
5.400% due 02/09/2028		$200	203

Peru Government Bonds
5.940% due 02/12/2029	PEN	300	90
6.850% due 08/12/2035		400	117
7.300% due 08/12/2033		2,600	819

Peru Government International Bonds
5.400% due 08/12/2034		1,100	300
6.150% due 08/12/2032		2,600	781
6.900% due 08/12/2037		500	143
6.950% due 08/12/2031		2,481	773

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$200	202

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	29,400	1,628
8.000% due 01/31/2030		10,100	590
8.250% due 03/31/2032		2,200	127
8.500% due 01/31/2037		7,900	436
8.875% due 02/28/2035		4,200	244
9.000% due 01/31/2040		2,600	145

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$400	393

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	204

Total Sovereign Issues (Cost $15,137)			15,528

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

AGFC Capital Trust I
5.684% (US0003M + 1.750%) due 01/15/2067 ~		100,000	63

Nationwide Building Society
10.250% due 12/31/2049 ~(e)		250	42

Total Preferred Securities (Cost $107)			105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 23.9%

COMMERCIAL PAPER 3.0%

Air Lease Corp.
4.400% due 04/14/2026	$250	$250

Alimentation Couche-Tard, Inc.
4.100% due 04/21/2026	250	249

AMETEK, Inc.
4.150% due 04/20/2026	250	249

Constellation Energy Generation LLC
3.900% due 04/06/2026	250	250

Electricite de France SA
3.900% due 04/01/2026	250	250

Elevance Health, Inc.
4.050% due 04/13/2026	150	150

ERAC USA Finance LLC
4.170% due 04/20/2026	250	249

HCA, Inc.
4.200% due 05/11/2026	250	249

Jones Lang LaSalle Finance BV
4.250% due 04/09/2026	250	250

Keurig Dr. Pepper, Inc.
3.920% due 04/27/2026	450	449

Phillips 66
4.370% due 05/01/2026	250	249
4.400% due 05/29/2026	250	248

Targa Resources Corp.
3.950% due 05/01/2026	250	249

		3,341

	SHARES
MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (g)	312,496	312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 20.6%
			$22,800

TURKEY TREASURY BILLS 0.0%
38.754% due 04/07/2026 (b)(c)	TRY	1,000	22

Total Short-Term Instruments (Cost $26,476)			26,475

Total Investments in Securities (Cost $139,179)			138,577

		SHARES
INVESTMENTS IN AFFILIATES 24.3%

SHORT-TERM INSTRUMENTS 24.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%

PIMCO Short Asset Portfolio		468,446	4,598

PIMCO Short-Term Floating NAV Portfolio III		2,296,914	22,369

Total Short-Term Instruments (Cost $26,948)			26,967

Total Investments in Affiliates (Cost $26,948)			26,967

Total Investments 149.3% (Cost $166,127)			$165,544

Financial Derivative Instruments (i)(j) 0.0% (Cost or Premiums, net $(24))			15

Other Assets and Liabilities, net (49.3)%			(54,653)

Net Assets 100.0%			$110,906

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	139

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	3.660%	03/31/2026	04/01/2026	$22,800	U.S. Treasury Bonds 4.625% due 05/15/2054	$(23,256)	$22,800	$22,802

Total Repurchase Agreements						$(23,256)	$22,800	$22,802

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2056	$4,400	$(3,525)	$(3,543)

Total Short Sales (3.2)%				$(3,525)	$(3,543)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$22,802	$0	$0	$22,802	$(23,256)	$(454)

Total Borrowings and Other Financing Transactions	$22,802	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR 125.500	04/24/2026	1	$1	$(0)	$(1)
Call - Eurex Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	1	1	(0)	(0)

					$(0)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$ 110.000	04/24/2026	2	$2	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	2	2	(1)	0

					(2)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	38	$10,671	$(35)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	11	2,649	(11)	1	0
3-Month SOFR Active Contract March Futures	06/2026	11	2,649	(11)	0	0
3-Month SONIA March Futures	06/2027	22	6,962	10	9	0
Long Guilt June Futures	06/2026	7	813	(48)	6	0
U.S. Treasury 2-Year Note June Futures	06/2026	116	24,064	(170)	9	0
U.S. Treasury 10-Year Note June Futures	06/2026	69	7,662	(132)	16	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	8	933	(29)	2	0

				$(426)	$43	$0

140	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	3	$(400)	$6	$0	$(2)
Euro-Bund June Futures	06/2026	23	(3,333)	85	0	(24)
Euro-Schatz June Futures	06/2026	7	(856)	8	0	(1)
Japan Government 10-Year Bond June Futures	06/2026	5	(4,105)	47	1	(9)
U.S. Treasury 5-Year Note June Futures	06/2026	47	(5,084)	74	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	119	(13,508)	309	0	(35)
U.S. Treasury Long-Term Bond June Futures	06/2026	9	(1,025)	33	0	(3)

				$562	$1	$(81)

Total Futures Contracts				$136	$44	$(81)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.255%	$	300	$(1)	$3	$2	$0	$0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	300	4	(3)	1	0	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970	$	50	0	0	0	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		50	0	0	0	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		100	2	(5)	(3)	0	0

							$5	$(5)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$792	$(47)	$5	$(42)	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(5)	$5	$0	$1	$0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	200	(8)	0	(8)	1	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	700	12	0	12	2	0

					$(1)	$5	$4	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	1,300	$(6)	$(49)	$(55)	$4	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		190	1	8	9	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,670,000	66	5	71	0	(6)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		975,000	13	(4)	9	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	3,200	7	(26)	(19)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		100	0	1	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		100	0	1	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	(1)	(1)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	141

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.722%	Annual	10/31/2030	$	500	$0	$(2)	$(2)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	9	179	188	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,200	(1)	(11)	(12)	0	(5)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,030	35	(24)	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	76	18	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		40	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	0	1	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		300	10	7	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	547	1,152	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	183	214	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	31	196	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	19	116	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	100	117	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		600	85	11	96	2	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027	BRL	8,700	0	(69)	(69)	2	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		3,200	0	(10)	(10)	4	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		5,800	0	(11)	(11)	7	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		18,100	4	(52)	(48)	21	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,833,600	0	52	52	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		1,788,200	0	48	48	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		90,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		426,700	0	(8)	(8)	1	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	470	0	2	2	1	0
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,400	2	(110)	(108)	36	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,900	67	(169)	(102)	34	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	2,620	0	(1)	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		500	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029	EUR	160	0	4	4	0	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		400	0	(9)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		1,800	0	(62)	(62)	16	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		3,130	(55)	(59)	(114)	28	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		1,080	2	25	27	0	(12)

							$1,094	$621	$1,715	$172	$(50)

Total Swap Agreements							$1,051	$626	$1,677	$176	$(55)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$54	$176	$230	$(2)	$(81)	$(55)	$(138)

Cash of $1,905 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

142	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $10 for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,534		$1,120	$17	$0
	04/2026	SGD	115		91	2	0

BOA	04/2026	BRL	10,922		2,093	0	(16)
	04/2026	CNH	331		48	0	0
	04/2026	INR	8,101		86	1	0
	04/2026	KRW	29,165		20	1	0
	04/2026	PLN	272		74	0	0
	04/2026	SGD	32		25	0	0
	04/2026		$2,094	BRL	10,922	15	0
	04/2026		20	CNH	138	0	0
	04/2026		86	INR	8,115	0	0
	06/2026	ILS	370		$120	2	0
	06/2026	MXN	1,726		96	1	0
	06/2026		$10	ILS	31	0	0
	08/2026		41	ZAR	744	2	0
	10/2026	BRL	500		$92	0	(1)

BPS	04/2026		4,203		758	0	(53)
	04/2026	CNH	138		20	0	0
	04/2026	ILS	368		119	2	0
	04/2026	INR	9,070		97	1	0
	04/2026	KRW	639,559		430	4	0
	04/2026	PLN	83		22	0	0
	04/2026	THB	12,581		388	7	0
	04/2026	TRY	2,323		51	0	(1)
	04/2026		$149	AUD	214	0	(1)
	04/2026		800	BRL	4,203	12	0
	04/2026		560	IDR	9,473,676	0	(2)
	04/2026		88	ILS	278	1	0
	04/2026		59	KRW	87,856	0	(1)
	04/2026		189	PLN	680	0	(5)
	04/2026		0	THB	3	0	0
	04/2026		51	TRY	2,325	1	0
	04/2026		309	TWD	9,862	0	(1)
	04/2026	ZAR	1,370		$81	0	0
	05/2026	ILS	278		88	0	(1)
	05/2026	INR	24,686		261	0	(1)
	05/2026	TWD	5,800		180	0	(1)
	05/2026		$100	BRL	525	1	0
	05/2026		131	IDR	2,225,142	0	0
	05/2026		24	THB	788	0	0
	06/2026	THB	10		$0	0	0
	06/2026		$49	IDR	827,615	0	0
	07/2026	BRL	500		$92	0	(2)
	10/2026		3,400		620	0	(9)

BRC	04/2026	TRY	28,312		619	0	(9)
	04/2026		$48	PLN	174	0	(2)
	04/2026		156	SEK	1,412	0	(7)
	04/2026		1,199	TRY	54,482	7	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	143

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	ZAR	8,663		$529	$18	$0
	05/2026	TRY	6,188		133	0	(1)
	05/2026		$534	TRY	24,755	0	0
	07/2026	COP	4,814,871		$1,268	0	(9)
	08/2026		$20	ZAR	352	1	0

BSH	04/2026	BRL	6,700		$1,205	0	(89)
	04/2026	JPY	14,013		88	0	(1)
	04/2026		$1,290	BRL	6,700	3	0
	04/2026		1,128	GBP	847	0	(6)
	04/2026		941	NZD	1,629	0	(4)
	04/2026		391	PLN	1,415	0	(10)
	05/2026	GBP	847		$1,128	6	0
	05/2026	NZD	1,629		942	4	0
	05/2026		$88	JPY	13,971	1	0
	10/2026	BRL	7,100		$1,311	0	(4)
	12/2026	PEN	650		192	8	0

CBK	04/2026	CNH	104		15	0	0
	04/2026	COP	502,470		132	0	(5)
	04/2026	EUR	292		338	1	0
	04/2026	GBP	41		55	1	0
	04/2026	INR	74,857		802	11	0
	04/2026	NOK	215		22	0	0
	04/2026	SEK	280		30	1	0
	04/2026	THB	3		0	0	0
	04/2026	TWD	624		20	0	0
	04/2026		$66	CNH	454	0	0
	04/2026		111	GBP	83	0	(1)
	04/2026		2,123	INR	195,388	1	(55)
	04/2026	ZAR	599		$35	0	0
	05/2026	PEN	637		180	0	(3)
	06/2026	COP	255,292		67	0	(2)
	06/2026	ILS	115		37	1	0
	06/2026	MXN	1,794		100	0	0
	06/2026		$30	IDR	505,324	0	0
	09/2026	PEN	1,214		$351	5	0

DUB	04/2026	ILS	742		240	4	0
	04/2026	INR	25,731		274	2	0
	04/2026		$357	AUD	520	2	0
	04/2026		302	INR	28,470	2	(2)
	04/2026		1,614	SGD	2,061	0	(10)
	04/2026		114	THB	3,721	0	(1)
	05/2026	AUD	520		$357	0	(2)
	05/2026	SGD	2,057		1,614	10	0
	06/2026	COP	228,948		61	0	0
	06/2026	THB	3,713		114	1	0
	07/2026	PEN	791		234	8	0
	08/2026		1,611		477	17	0

FAR	04/2026	AUD	281		199	5	0
	04/2026	CHF	268		348	12	0
	04/2026	GBP	889		1,201	25	0
	04/2026	JPY	17,447		109	0	(1)
	04/2026	SEK	547		58	0	0
	04/2026	SGD	19		15	0	0
	04/2026		$236	CHF	188	0	(1)
	04/2026		15	JPY	2,274	0	0
	04/2026		54	PLN	193	0	(2)
	05/2026	CHF	188		$236	1	0
	05/2026	ILS	462		146	0	(1)
	05/2026		$109	JPY	17,395	1	0
	05/2026		58	SEK	546	0	0
	06/2026	ILS	264		$85	1	0
	06/2026	PEN	2,199		643	14	0
	06/2026		$131	MXN	2,284	0	(4)
	07/2026	PEN	207		$61	2	0

GLM	04/2026	BRL	20,840		3,796	0	(227)
	04/2026	COP	49,342		13	0	0
	04/2026	ILS	357		115	1	0
	04/2026		$3,979	BRL	20,840	45	0
	04/2026		44	CNH	302	0	0

144	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$15	IDR	256,838	$0	$0
	04/2026		299	MXN	5,489	7	0
	04/2026		62	THB	2,043	0	0
	05/2026	THB	12,952		$393	0	(1)
	06/2026	IDR	839,423		50	0	0
	06/2026	MXN	366		21	0	0
	06/2026	PEN	374		107	0	0
	06/2026	THB	2,040		62	0	0
	06/2026		$1,946	BRL	10,478	50	0
	06/2026		76	IDR	1,279,078	0	0
	06/2026		24	ILS	76	0	0
	06/2026		231	MXN	4,034	0	(8)
	07/2026	BRL	2,600		$481	0	(11)

IND	04/2026	EUR	3,593		4,242	90	0

JPM	04/2026	BRL	4,900		939	0	(7)
	04/2026	CNH	265		38	0	0
	04/2026	INR	12,818		136	1	0
	04/2026	PLN	570		155	2	0
	04/2026	SGD	1,895		1,504	30	0
	04/2026		$932	BRL	4,900	14	0
	04/2026		235	EUR	200	0	(4)
	04/2026		136	INR	12,840	0	0
	04/2026		1,288	MXN	23,109	3	(3)
	04/2026		109	NZD	187	0	(2)
	04/2026	ZAR	26,611		$1,591	21	(1)
	05/2026		$8	CNH	58	0	0
	06/2026	ILS	264		$86	1	0
	06/2026	MXN	1,778		99	1	0
	10/2026	BRL	5,200		947	0	(16)

MBC	04/2026	CHF	16		20	0	0
	04/2026	CZK	130		6	0	0
	04/2026	EUR	296		342	1	0
	04/2026	JPY	7,776		49	0	0
	04/2026	NOK	360		37	0	0
	04/2026	SEK	585		62	1	0
	04/2026	THB	3,563		112	4	0
	04/2026		$122	CHF	96	0	(2)
	04/2026		161	JPY	25,462	0	0
	04/2026		337	KRW	492,998	0	(9)
	04/2026		74	MXN	1,358	2	0
	04/2026		60	NOK	575	0	(1)
	05/2026		49	JPY	7,752	0	0
	05/2026		37	NOK	360	0	0
	06/2026	MXN	236		$13	0	0

MYI	04/2026	PLN	35		10	0	0
	04/2026		$74	MXN	1,340	1	0

NGF	04/2026		13	TRY	592	0	0

SCX	04/2026	INR	16,201		$173	2	0
	04/2026	NZD	1,816		1,086	42	0
	04/2026	SGD	12		10	0	0
	04/2026	THB	314		10	0	0
	04/2026		$1,109	CAD	1,536	0	(5)
	04/2026		229	INR	20,890	0	(9)
	04/2026		11	JPY	1,789	0	0
	04/2026		60	PLN	216	0	(2)
	04/2026		14	TWD	455	0	0
	05/2026	CAD	1,534		$1,110	5	0
	05/2026	THB	7		0	0	0
	06/2026		$129	IDR	2,170,236	0	(1)

SOG	04/2026	EUR	203		$240	6	0
	04/2026		$4,828	EUR	4,184	8	0
	04/2026		63	JPY	9,865	0	(1)
	05/2026	EUR	4,184		$4,836	0	(8)
	06/2026	ILS	174		56	1	0
	06/2026	PEN	3,355		996	35	0

SSB	04/2026	AUD	453		323	10	0
	08/2026	COP	497,008		130	0	(1)

UAG	04/2026	PLN	243		66	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	145

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$72	COP	268,079	$1	$0
	04/2026		292	PLN	1,057	0	(8)
	05/2026	THB	23		$1	0	0
	06/2026	COP	476,538		126	0	(1)
	06/2026	ILS	290		94	1	0
	06/2026	MXN	300		17	0	0
	06/2026		$191	MXN	3,338	0	(6)

Total Forward Foreign Currency Contracts						$633	$(661)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	320	$4	$10
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	164	2	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	136	1	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	410	19	29

						$26	$40

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	6,600	5	15

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	51

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,300	8	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	113

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

							$345	$341

Total Purchased Options							$371	$381

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	320	$(1)	$(2)
	Call - OTC USD versus BRL		5.700	04/23/2026	320	(3)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	164	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	136	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	820	(19)	(26)

MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	521	(3)	(6)

						$(27)	$(35)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/27/2026	300	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	300	(1)	(1)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	100	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	100	0	0

							$(3)	$(2)

Total Written Options							$(30)	$(37)

146	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$42	$31	$(27)	$4	$0

GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	124	92	(80)	12	0

MYI	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	207	0	19	19	0

						$123	$(88)	$35	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$5,378	$(1,512)	$1,081	$0	$(430)

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	587	0	1	1	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	392	(11)	12	1	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	392	(14)	15	0	0

						$(1,537)	$1,109	$2	$(430)

Total Swap Agreements						$(1,414)	$1,021	$37	$(430)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$19	$0	$0	$19	$0	$0	$0	$0	$19	$0	$19
BOA	22	89	0	111	(17)	(29)	0	(46)	65	0	65
BPS	29	0	0	29	(78)	0	0	(78)	(49)	0	(49)
BRC	26	0	4	30	(28)	0	0	(28)	2	(30)	(28)
BSH	22	0	0	22	(114)	0	0	(114)	(92)	0	(92)
CBK	21	0	0	21	(66)	0	0	(66)	(45)	0	(45)
DUB	46	15	0	61	(15)	0	0	(15)	46	0	46
FAR	61	0	0	61	(9)	0	0	(9)	52	0	52
GLM	103	0	0	103	(247)	(2)	0	(249)	(146)	0	(146)
GST	0	0	12	12	0	0	0	0	12	0	12
IND	90	0	0	90	0	0	0	0	90	0	90
JPM	73	79	0	152	(33)	0	(430)	(463)	(311)	565	254
MBC	8	0	0	8	(12)	0	0	(12)	(4)	0	(4)
MYC	0	198	0	198	0	0	0	0	198	0	198
MYI	1	0	20	21	0	(6)	0	(6)	15	0	15
SAL	0	0	1	1	0	0	0	0	1	0	1
SCX	49	0	0	49	(17)	0	0	(17)	32	0	32
SOG	50	0	0	50	(9)	0	0	(9)	41	0	41
SSB	10	0	0	10	(1)	0	0	(1)	9	0	9
UAG	3	0	0	3	(15)	0	0	(15)	(12)	0	(12)

Total Over the Counter	$633	$381	$37	$1,051	$(661)	$(37)	$(430)	$(1,128)

(k)

Securities with an aggregate market value of $565 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	147

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	4	0	0	172	176

	$0	$4	$0	$0	$226	$230

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$633	$0	$633
Purchased Options	0	0	0	40	341	381
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$673	$341	$1,051

	$0	$41	$0	$673	$567	$1,281

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	81	81
Swap Agreements	0	5	0	0	50	55

	$0	$5	$0	$0	$133	$138

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$661	$0	$661
Written Options	0	0	0	35	2	37
Swap Agreements	0	430	0	0	0	430

	$0	$430	$0	$696	$2	$1,128

	$0	$435	$0	$696	$135	$1,266

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$56	$56
Futures	0	0	0	0	(426)	(426)
Swap Agreements	0	(42)	0	0	110	68

	$0	$(42)	$0	$0	$(260)	$(302)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,280)	$0	$(1,280)
Purchased Options	0	0	0	3	(130)	(127)
Written Options	0	1	0	8	258	267
Swap Agreements	0	43	0	0	0	43

	$0	$44	$0	$(1,269)	$128	$(1,097)

	$0	$2	$0	$(1,269)	$(132)	$(1,399)

148	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$398	$398
Swap Agreements	0	54	0	0	(77)	(23)

	$0	$54	$0	$0	$321	$375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19)	$0	$(19)
Purchased Options	0	0	0	13	83	96
Written Options	0	0	0	(7)	(112)	(119)
Swap Agreements	0	21	0	0	0	21

	$0	$21	$0	$(13)	$(29)	$(21)

	$0	$75	$0	$(13)	$292	$354

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$463	$0	$463
Corporate Bonds & Notes
Banking & Finance	0	12,667	0	12,667
Industrials	0	7,680	0	7,680
Utilities	0	3,143	0	3,143
Municipal Bonds & Notes
California	0	189	0	189
U.S. Government Agencies	0	49,471	0	49,471
U.S. Treasury Obligations	0	10,805	0	10,805
Non-Agency Mortgage-Backed Securities	0	1,302	1,035	2,337
Asset-Backed Securities
CMBS Other	0	513	0	513
Home Equity Other	0	4,226	0	4,226
Other ABS	0	4,975	0	4,975
Sovereign Issues	0	15,528	0	15,528
Preferred Securities
Banking & Finance	42	63	0	105
Short-Term Instruments
Commercial Paper	0	3,341	0	3,341
Mutual Funds	312	0	0	312
Repurchase Agreements	0	22,800	0	22,800
Turkey Treasury Bills	0	22	0	22

	$354	$137,188	$1,035	$138,577

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,967	$0	$0	$26,967

Total Investments	$27,321	$137,188	$1,035	$165,544

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,543)	$0	$(3,543)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	204	0	220
Over the counter	0	1,016	35	1,051

	$16	$1,220	$35	$1,271

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(101)	0	(138)
Over the counter	0	(698)	(430)	(1,128)

	$(37)	$(799)	$(430)	$(1,266)

Total Financial Derivative Instruments	$(21)	$421	$(395)	$5

Totals	$27,300	$134,066	$640	$162,006

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	149

Schedule of Investments	PIMCO Moderate Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Alfa-Bank CJSC
5.860% due 10/21/2026 «~(j)		$324	$324

Databricks, Inc.
1.000% due 01/05/2032 ~µ		312	311
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,334	1,327

Electronic Arts, Inc.
TBD% due 03/24/2033		1,200	1,194

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		1,683	1,654

Project Hudson II
7.730% due 05/29/2026 «~		700	702

Quikrete Holdings, Inc.
5.918% (TSFR1M + 2.250%) due 02/10/2032 ~		990	989

Total Loan Participations and Assignments (Cost $6,506)			6,501

CORPORATE BONDS & NOTES 18.9%

BANKING & FINANCE 9.8%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.375% due 11/15/2030		3,000	2,949
4.750% due 01/15/2033		1,000	972

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		800	799

American Express Co.
3.433% due 05/20/2032 •	EUR	1,200	1,368

American Tower Corp.
5.800% due 11/15/2028		$4,300	4,435

ARES Strategic Income Fund
4.850% due 01/15/2029		900	872
5.450% due 09/09/2028		1,600	1,584

Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	2,600	3,009

Avilease Capital Ltd.
4.750% due 11/12/2030		$600	584

Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		900	883
4.950% due 10/15/2032		1,500	1,462

Banco Bilbao Vizcaya Argentaria SA
5.127% due 03/03/2036		1,400	1,362

Banco BTG Pactual SA
5.500% due 01/27/2031		1,300	1,257

Banco Santander SA
5.552% due 03/14/2028 •		500	504

Bank Hapoalim BM
4.722% due 07/14/2029		2,400	2,372

Bank of America Corp.
4.948% due 07/22/2028 •		700	705
5.162% due 01/24/2031 •		1,400	1,427
5.819% due 09/15/2029 •		2,400	2,476

Bank of Nova Scotia
4.813% due 02/02/2034 •		2,100	2,071

Barclays PLC
4.521% due 02/24/2032 •		4,500	4,404
5.207% due 02/24/2037 •		1,400	1,355

Blackstone Reg Finance Co. LLC
4.300% due 11/03/2030		1,900	1,871

Blackstone Secured Lending Fund
5.250% due 09/04/2029		1,300	1,275

BPCE SA
4.760% due 01/13/2032 •		1,900	1,875

Broadstone Net Lease LLC
5.000% due 11/01/2032		300	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cape Lookout Re Ltd.
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		$850	$887

Capital One Financial Corp.
4.722% due 01/30/2032 •		4,200	4,137

CFE Fibra E
5.875% due 09/23/2040		887	864

Citadel Finance LLC
4.750% due 02/14/2029		1,000	981

COPT Defense Properties LP
4.500% due 10/15/2030		400	395

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,100	336
10.100% due 12/15/2043		4,900	1,528

Credit Agricole SA
5.261% due 01/12/2037 •		$1,700	1,664
7.250% due 09/23/2028 •(f)(h)	EUR	800	970

DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		$1,800	1,721

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		1,800	1,811

Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031		2,200	2,155

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		2,200	2,180

F&G Global Funding
5.875% due 01/16/2030		1,000	1,014

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	384
2.900% due 02/10/2029		500	468
3.815% due 11/02/2027		900	882
4.125% due 08/17/2027		1,800	1,777
4.271% due 01/09/2027		600	597
4.950% due 05/28/2027		400	400
5.420% due 04/09/2031		1,750	1,719
5.800% due 03/08/2029		1,000	1,012
5.918% due 03/20/2028		900	912
6.800% due 05/12/2028		2,600	2,679

GA Global Funding Trust
4.500% due 09/18/2030		2,250	2,168
5.200% due 12/09/2031		1,250	1,225
5.500% due 04/01/2032		550	543

GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036		2,700	2,629

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	250
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		500	509

Goldman Sachs Group, Inc.
5.218% due 04/23/2031 •		1,000	1,017

Grand River Funding Trust II
7.280% due 02/15/2056		1,300	1,361

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		400	388

Hardwood Funding LLC
5.330% due 06/07/2035 «(j)		600	606

HPS Corporate Lending Fund
4.900% due 09/11/2028		200	195
5.300% due 06/05/2027		2,100	2,090

Integrity RE III Ltd.
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		250	256
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		250	260
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	275

Intesa Sanpaolo SpA
6.375% due 03/30/2028 •(f)(h)	EUR	1,800	2,123

Jackson National Life Global Funding
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~		$500	499

JPMorgan Chase & Co.
5.103% due 04/22/2031 •		5,950	6,059
5.140% due 01/24/2031 •		2,000	2,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$250	$254

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		200	201

Lloyds Banking Group PLC
4.425% due 11/04/2031 •		900	888
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		800	804

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	250
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250

Met Tower Global Funding
4.200% due 09/16/2030		1,200	1,180

Morgan Stanley
4.210% due 04/20/2028 •		941	939
4.708% due 03/12/2032 •		3,200	3,179
5.123% due 02/01/2029 •		2,648	2,678
5.664% due 04/17/2036 •		1,580	1,619

Morgan Stanley Private Bank NA
4.465% due 11/19/2031 •		5,000	4,924
4.734% due 07/18/2031 •		2,000	1,994

National Health Investors, Inc.
5.350% due 02/01/2033		300	295

NatWest Group PLC
3.073% due 05/22/2028 •		200	197

NatWest Markets PLC
4.789% due 03/21/2028		1,800	1,813
4.836% (SOFRRATE + 1.190%) due 03/21/2030 ~		500	505

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,737

Nomura Holdings, Inc.
4.904% due 07/01/2030		400	400

Norinchukin Bank
4.674% due 09/09/2030		500	496
4.683% due 03/10/2031		800	791
5.359% due 09/09/2035 (k)		400	398

OneMain Finance Corp.
6.750% due 09/15/2033		700	672

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304

Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$400	419
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		900	931

Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031		700	685
4.625% due 03/15/2033		600	584

Protective Life Corp.
4.700% due 01/15/2031		300	297

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	250	289

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 07/08/2027 ~		250	299

Regency Centers LP
4.500% due 03/15/2033		$400	390

RGA Global Funding
4.600% due 11/25/2030		1,300	1,287

Sammons Financial Group Global Funding
4.800% due 12/12/2030		2,400	2,382

Sanders Re III Ltd.
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		2,600	1,690

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	303
5.473% due 03/20/2029 •		2,600	2,637

150	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		$2,000	$1,982
6.534% due 01/10/2029 •		400	413

Sixth Street Lending Partners
6.500% due 03/11/2029		600	608

Societe Generale SA
4.450% due 04/12/2030 •		1,200	1,188

Standard Chartered PLC
6.750% due 02/08/2028 •		500	509

State Street Corp.
4.784% due 10/23/2036 •		1,600	1,556

Store Capital LLC
4.950% due 02/11/2031		400	397

Synchrony Financial
4.947% due 02/25/2032 •		1,200	1,165

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		2,600	2,584

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		300	310

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250

U.S. Bancorp
5.046% due 02/12/2031 •		3,000	3,045

UBS Group AG
3.126% due 08/13/2030 •		400	381
3.869% due 01/12/2029 •		1,600	1,582
4.214% due 04/10/2030 •		3,800	3,753
5.428% due 02/08/2030 •		700	715
5.617% due 09/13/2030 •		1,100	1,134

Ursa Re Ltd.
9.040% (BNMMDTSC + 5.500%) due 12/07/2026 ~		1,100	1,116

VICI Properties LP
5.125% due 11/15/2031		900	894
5.625% due 04/01/2035		1,100	1,095

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	249
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	249

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		450	450
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		250	250

Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,472

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249

Winston RE Ltd.
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		700	731

WP Carey, Inc.
3.250% due 10/02/2031	EUR	500	558

Zions Bancorp NA
4.483% due 02/09/2029 •		$1,100	1,092

			171,624

INDUSTRIALS 5.6%

Abbott Laboratories
4.650% due 03/15/2036		400	391

AbbVie, Inc.
4.125% due 03/15/2031		1,000	986

Air Canada Pass-Through Trust
3.300% due 07/15/2031		185	177

Alphabet, Inc.
3.500% due 11/06/2038	EUR	500	548

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amazon.com, Inc.
4.550% due 03/13/2033		$3,200	$3,170

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028		1,600	1,611

American Airlines Pass-Through Trust
3.375% due 11/01/2028		190	187

Amgen, Inc.
4.850% due 02/19/2036		1,800	1,769

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	500	573
3.812% due 03/11/2034		500	572
4.650% due 06/15/2033		$1,100	1,083

Beignet Investor LLC
6.581% due 05/30/2049		17,850	18,366

BMW U.S. Capital LLC
4.650% due 03/19/2027		2,000	2,009

Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,243
3.137% due 11/15/2035		831	706
3.419% due 04/15/2033		3,759	3,439

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		800	813

Carnival Corp.
5.125% due 05/01/2029		800	795

Cencora, Inc.
3.625% due 05/22/2032	EUR	700	801

Cenovus Energy, Inc.
4.650% due 03/20/2031		$700	695

Centene Corp.
2.450% due 07/15/2028		1,800	1,677
2.625% due 08/01/2031		100	84

Cheniere Energy, Inc.
5.200% due 07/30/2036		1,800	1,782

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		550	521

CommonSpirit Health
4.352% due 09/01/2030		1,500	1,479

Constellation Brands, Inc.
4.800% due 05/01/2030		1,000	1,006

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		500	522

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		700	678

Daimler Truck Finance North America LLC
4.500% due 04/12/2031		700	687

Eastman Chemical Co.
4.500% due 02/20/2031		700	685

Embraer Netherlands Finance BV
5.980% due 02/11/2035		750	775

Eni SpA
5.750% due 05/19/2035		800	830

Entergy Louisiana LLC
4.900% due 04/15/2036		1,600	1,561
5.650% due 04/15/2056		2,400	2,307

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		1,300	1,278

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		900	898

Global Payments, Inc.
4.500% due 11/15/2028		1,200	1,189

HCA, Inc.
4.600% due 11/15/2032		2,400	2,335
5.450% due 04/01/2031		1,400	1,435
5.450% due 09/15/2034		800	808

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	100	138

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	2,400	2,928

Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •		1,300	1,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan, Inc.
5.850% due 06/01/2035		$2,800	$2,935

Las Vegas Sands Corp.
5.625% due 06/15/2028		5,900	5,978

Maple Parent Holdings Corp.
4.750% due 03/26/2029		1,400	1,400

Marriott International, Inc.
4.500% due 05/01/2033		700	677

Mattel, Inc.
5.000% due 11/17/2030		350	348

Medtronic, Inc.
2.950% due 10/15/2030	EUR	200	227
4.200% due 10/15/2045		300	332

Miller Homes Group Finco PLC
6.234% due 10/15/2030 •		1,000	1,144

National Football League
4.780% due 10/05/2030 «(j)		$2,000	1,991
5.250% due 10/05/2034 «(j)		1,700	1,696

O’Reilly Automotive, Inc.
5.100% due 03/12/2036		300	296

PeaceHealth Obligated Group
4.335% due 11/15/2028		700	697

Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,700	1,911
4.250% due 10/29/2032		$300	291

Post Holdings, Inc.
6.500% due 03/15/2036		1,200	1,176

Santos Finance Ltd.
5.750% due 11/13/2035		500	502

TD SYNNEX Corp.
4.300% due 01/17/2029		1,100	1,088

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030		640	649

United Airlines Pass-Through Trust
2.700% due 11/01/2033		293	269
3.500% due 09/01/2031		124	121

Var Energi ASA
5.875% due 05/22/2030		1,900	1,962

Venture Global Plaquemines LNG LLC
6.750% due 01/15/2036		500	530

Viper Energy Partners LLC
5.700% due 08/01/2035		1,000	1,008

Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033 (k)		1,000	895

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		700	698
5.050% due 03/27/2028		300	302

WESCO Distribution, Inc.
5.250% due 04/15/2031		300	299

Woodside Finance Ltd.
5.100% due 09/12/2034		1,000	985
5.700% due 05/19/2032		900	934

			98,317

UTILITIES 3.5%

AEP Texas, Inc.
3.950% due 06/01/2028		1,800	1,783
5.200% due 04/15/2036		400	394

AES Corp.
5.450% due 06/01/2028		1,250	1,262

AT&T, Inc.
4.750% due 04/30/2033		900	892

Black Hills Corp.
4.550% due 01/31/2031		700	693

Brooklyn Union Gas Co.
6.415% due 07/18/2054		1,200	1,221

CenterPoint Energy Houston Electric LLC
4.850% due 04/01/2036		800	784

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035		1,068	1,079

Cleco Power LLC
5.300% due 01/15/2036		500	496

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	151

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Energy Generation LLC
5.875% due 01/15/2066		$1,000	$961

DTE Electric Co.
4.850% due 03/01/2036		1,100	1,080

Duke Energy Florida LLC
2.400% due 12/15/2031		530	474

Edison International
5.250% due 03/15/2032		300	297
6.250% due 03/15/2030		4,600	4,769

ENEL Finance International NV
1.625% due 07/12/2026		1,506	1,495

Eversource Energy
4.450% due 12/15/2030		800	789

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		400	398

NBN Co. Ltd.
4.150% due 09/16/2030		600	593

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	2,000	1,438
4.670% due 06/12/2035		2,000	1,446

Niagara Mohawk Power Corp.
5.112% due 01/12/2036		$2,400	2,361

Nova Securitisation SARL
5.750% due 02/03/2031		2,400	2,325
6.500% due 02/03/2036		1,700	1,619

NRG Energy, Inc.
4.734% due 10/15/2030		1,900	1,883

Orange SA
4.250% due 01/13/2031		2,100	2,061

Pacific Gas & Electric Co.
5.200% due 05/01/2036		3,250	3,169
6.000% due 08/15/2035		500	517
6.100% due 01/15/2029		1,350	1,397
6.400% due 06/15/2033		5,900	6,265

PacifiCorp
7.375% due 09/15/2055 •		900	861

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450% due 02/03/2036		700	670

Pinnacle West Capital Corp.
4.900% due 05/15/2028		1,000	1,008

Public Service Co. of Colorado
5.150% due 09/15/2035		3,700	3,690

RWE Finance U.S. LLC
5.125% due 09/18/2035		300	292

SCE Recovery Funding LLC
5.341% due 03/15/2047		1,600	1,590

Southern California Edison Co.
4.900% due 06/01/2026		1,200	1,198
5.150% due 06/01/2029		1,300	1,319
5.250% due 03/15/2030		1,200	1,219

Southwestern Electric Power Co.
5.200% due 04/01/2036		900	885

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031		2,000	2,033

Virginia Electric & Power Co.
4.950% due 03/15/2036		2,700	2,633

Vistra Operations Co. LLC
4.700% due 01/31/2031		800	788

			62,127

Total Corporate Bonds & Notes (Cost $332,875)			332,068

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050		200	152

Total Municipal Bonds & Notes (Cost $149)			152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.5%

Federal Home Loan Mortgage Corp.
3.500% due 08/01/2049	$278	$257
4.000% due 10/01/2047 - 04/01/2053	4,358	4,131
4.500% due 11/01/2029 - 07/01/2033	314	314
5.000% due 10/01/2033 - 06/01/2053	11,172	11,074
5.500% due 12/01/2033 - 12/01/2053	15,649	15,763
6.000% due 02/01/2033 - 11/01/2037	31	32
6.494% due 05/01/2035 •	3	3
6.500% due 10/01/2036 - 02/01/2054	1,145	1,184
6.835% due 05/01/2037 •	3	3
7.000% due 01/01/2033	1	1

Federal Home Loan Mortgage Corp. Multiclass Certificates
4.616% due 09/25/2033 ~	2,600	2,616

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	2,982	2,898

Federal Home Loan Mortgage Corp. REMICS
4.287% due 10/15/2040 •	583	579
4.387% due 12/15/2037 •	26	26
4.612% due 04/25/2055 •	1,733	1,745

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 07/25/2043	1	1

Federal National Mortgage Association
3.500% due 05/01/2049 - 07/01/2053	706	652
4.000% due 03/01/2029 - 04/01/2053	9,366	8,889
4.500% due 01/01/2027 - 01/01/2053	1,731	1,680
5.000% due 07/01/2029 - 05/01/2053	17,154	17,009
5.114% due 10/01/2044 •	6	6
5.383% due 03/01/2034 •	2	3
5.500% due 12/01/2032 - 10/01/2053	2,955	3,016
5.950% due 02/01/2037 •	2	2
5.954% due 02/01/2035 •	2	2
6.000% due 12/01/2028 - 10/01/2040	109	115
6.190% due 10/01/2037 •	1	1
6.265% due 05/01/2037 •	4	4
6.383% due 05/01/2038 •	306	318
6.405% due 06/01/2035 •	134	138
6.500% due 03/01/2029 - 02/01/2054	1,412	1,462
6.618% due 06/01/2036 •	3	3
7.000% due 09/01/2031	1	1
7.500% due 01/01/2031 - 08/01/2032	1	0
8.000% due 08/01/2031	0	1

Federal National Mortgage Association Grantor Trust
7.500% due 07/25/2041	1	2

Federal National Mortgage Association REMICS
3.842% due 07/25/2037 •	48	47

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	42	41
6.500% due 07/25/2034	6,351	6,656

Federal National Mortgage Association Trust
6.500% due 06/25/2044	10	10

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	20,222	923

Government National Mortgage Association
3.000% due 10/20/2055	498	445
3.500% due 10/15/2047	396	366
4.000% due 06/20/2048	1,229	1,158
4.500% due 08/20/2048 - 12/20/2053	10,374	10,076
5.000% due 11/20/2049	222	224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 07/20/2034 •	$5	$5
5.625% due 03/20/2028 - 11/20/2034 •	6	7
6.500% due 01/20/2034 - 08/20/2034	4	3
7.000% due 07/15/2031 - 12/15/2032	3	2

Government National Mortgage Association REMICS
4.247% due 04/20/2065 •	201	201
4.383% due 08/20/2065 •	494	495
5.227% due 06/20/2067 •	381	387
5.750% due 08/20/2037	11	10

Government National Mortgage Association, TBA
3.000% due 04/01/2056	30,000	26,787
4.000% due 04/01/2056 - 05/01/2056	39,000	36,516
5.000% due 05/01/2056	4,300	4,250

Tennessee Valley Authority
4.375% due 08/01/2034	5,400	5,429
4.875% due 05/15/2035	9,900	10,185

Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2056	100	88
3.500% due 04/01/2056	6,600	6,051
4.000% due 04/01/2056 - 06/01/2056	49,800	46,981
4.500% due 05/01/2056	7,300	7,039
5.000% due 04/01/2056 - 05/01/2056	62,800	61,886
6.000% due 06/01/2056 - 07/01/2056	77,000	78,368

Total U.S. Government Agencies (Cost $376,679)		378,567

U.S. TREASURY OBLIGATIONS 54.2%

U.S. Treasury Bonds
1.375% due 11/15/2040	14,600	9,409
1.875% due 02/15/2041 (k)	4,000	2,773
2.250% due 08/15/2049	56,700	35,280
2.750% due 11/15/2047	18,100	12,772
3.000% due 02/15/2047	8,900	6,634
3.000% due 05/15/2047	27,200	20,224
3.000% due 08/15/2048	14,600	10,719
3.250% due 05/15/2042	12,000	9,891
3.375% due 08/15/2042 (k)	78,200	65,349
3.375% due 11/15/2048 (k)	73,700	57,777
4.000% due 11/15/2042	4,900	4,435
4.125% due 08/15/2044	32,300	29,313
4.375% due 08/15/2043	22,700	21,433
4.500% due 02/15/2044	5,100	4,879
4.625% due 05/15/2044	31,700	30,753
4.625% due 11/15/2044 (k)	23,200	22,454
4.625% due 02/15/2055 (k)	31,700	30,243
4.875% due 08/15/2045 (k)	3,400	3,390

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (m)	15,956	14,689
0.625% due 07/15/2032	19,364	18,276
1.125% due 01/15/2033	21,410	20,628
1.750% due 01/15/2034	35,231	35,095
1.875% due 07/15/2034 (k)	2,280	2,292
2.125% due 01/15/2035 (k)	4,122	4,193

U.S. Treasury Notes
1.250% due 04/30/2028	19,200	18,223
1.250% due 09/30/2028	19,200	18,034
1.500% due 11/30/2028	31,400	29,572
2.375% due 03/31/2029	37,200	35,682
2.875% due 08/15/2028	19,700	19,288
3.250% due 06/30/2029	31,400	30,835
3.500% due 04/30/2028	32,700	32,497
3.625% due 03/31/2030 (m)(o)	10,400	10,294
3.750% due 05/31/2030	10,400	10,338
3.750% due 06/30/2030	23,100	22,955
3.875% due 09/30/2029 (k)	81,000	81,021
4.000% due 06/30/2028	13,300	13,358
4.000% due 02/15/2034 (o)	7,800	7,695
4.125% due 07/31/2028 (m)(o)	13,900	13,997
4.125% due 08/31/2030	24,300	24,491
4.375% due 11/30/2030	29,600	30,140
4.625% due 09/30/2028	32,600	33,228

152	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 09/30/2030		$14,700	$15,120
4.875% due 10/31/2028		18,600	19,077
4.875% due 10/31/2030 (o)		14,700	15,275

Total U.S. Treasury Obligations (Cost $971,002)			954,021

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

Adjustable Rate Mortgage Trust
4.760% due 10/25/2035 ~		2	2

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~		2,020	1,810

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		1,600	1,460
2.848% due 08/14/2034		2,000	1,677

Banc of America Funding Trust
5.243% due 05/25/2035 ~		483	465
5.710% due 02/20/2036 ~		31	30

Banc of America Mortgage Trust
5.281% due 02/25/2034 ~		9	9

Bank
3.071% due 08/15/2061		2,028	1,990
5.635% due 03/15/2058		763	795

BBCMS Mortgage Trust
4.534% due 09/15/2058		5,000	4,976

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~		141	74
4.902% due 10/25/2035 ~		539	449
5.158% due 05/25/2035 ~		185	179

Bear Stearns ARM Trust
4.819% due 07/25/2034 ~		8	8
4.991% due 01/25/2035 ~		8	7
5.561% due 02/25/2034 ~		7	7
6.000% due 04/25/2033 ~		2	2
6.122% due 10/25/2036 ~		36	36

BMO Mortgage Trust
5.187% due 07/15/2058		3,600	3,660

Chase Mortgage Finance Trust
4.531% due 03/25/2037 ~		171	160
6.000% due 02/25/2037 ~		39	38

CHL Mortgage Pass-Through Trust
4.373% due 04/25/2035 •		3	3
4.787% due 11/25/2034 ~		106	103
5.023% due 02/20/2035 ~		10	10
6.116% due 03/25/2034 ~		226	227

Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •		207	212
6.033% due 03/25/2034 ~		7	7

CitiMortgage Alternative Loan Trust
4.443% due 12/25/2036 •		748	615

Countrywide Alternative Loan Trust
4.333% due 08/25/2035 •		1,735	887
4.859% due 12/25/2035 •		15	14

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		4	4

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.193% due 06/25/2037 •		2,444	2,203

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	41	55

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		$2,791	2,328

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,163	2,747

GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		111	107

IndyMac ARM Trust
5.717% due 01/25/2032 ~		8	8

IndyMac INDX Mortgage Loan Trust
4.293% due 02/25/2037 •		4,105	2,715

JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,232
4.770% due 02/15/2035 •		2,493	2,463
5.170% due 12/15/2031 •		1,268	1,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
5.235% due 02/25/2034 ~		$6	$6

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		69	46

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.647% due 08/15/2032 •		12	12

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~		23	23

MortgageIT Trust
4.353% due 10/25/2035 •		50	50

OBX Trust
3.000% due 01/25/2052 ~		2,958	2,565

One New York Plaza Trust
4.737% due 01/15/2036 •		2,832	2,735

Prime Mortgage Trust
4.193% due 02/25/2034 •		8	7

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	26,500	18,284

Resloc U.K. PLC
4.025% due 12/15/2043 •	GBP	481	622

RFMSI Trust
4.747% due 09/25/2035 ~		$203	165
5.398% due 09/25/2035 ~		124	77

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •		4,200	4,196

Structured Adjustable Rate Mortgage Loan Trust
4.026% due 02/25/2037 ~		802	524
5.550% due 07/25/2034 ~		32	32

Structured Asset Mortgage Investments II Trust
4.291% due 07/19/2035 •		55	54
5.493% due 05/25/2047 •		3,774	3,139

Structured Asset Mortgage Investments Trust
4.631% due 10/19/2033 •		7	7

UWM Mortgage Trust
2.500% due 11/25/2051 ~		2,984	2,489
3.000% due 01/25/2052 ~		3,045	2,640

Verus Securitization Trust
5.811% due 05/25/2068 þ		325	324

WaMu Mortgage Pass-Through Certificates Trust
4.118% due 12/25/2036 ~		511	457
4.127% due 02/25/2037 ~		533	502
4.373% due 10/25/2045 •		56	54

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037		1,294	1,186

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~		3,500	3,303
5.266% due 10/15/2042 •		1,100	1,099

Total Non-Agency Mortgage-Backed Securities (Cost $83,070)			81,638

ASSET-BACKED SECURITIES 8.6%

AUTOMOBILE SEQUENTIAL 1.4%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,720
5.780% due 04/20/2028		2,600	2,633
6.020% due 02/20/2030		5,300	5,503

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	177	127

CarMax Auto Owner Trust
4.750% due 10/15/2027		$131	132

Citizens Auto Receivables Trust
5.830% due 02/15/2028		1,286	1,292
5.840% due 01/18/2028		1,172	1,177

Ent Auto Receivables Trust
6.240% due 01/16/2029		963	967

Ford Auto Securitization Trust II Asset-Backed Notes
6.027% due 07/15/2028	CAD	1,397	1,017

GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		$2,600	2,647

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		5,100	5,215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Honda Auto Receivables Owner Trust
4.930% due 11/15/2027	$1,083	$1,086

		24,516

CMBS OTHER 1.0%

Acore Issuer LLC
5.125% due 08/20/2043 •	3,800	3,798

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	500	500

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •	1,373	1,377

AREIT Ltd.
5.790% due 08/17/2041 •	741	742

BRSP Ltd.
5.127% due 08/19/2043 •	900	898

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	1,000	1,000

GPMT Ltd.
5.139% due 12/15/2036 •	1,973	1,970

LRECS LLC
5.177% due 08/19/2043 •	2,200	2,196

MF1 LLC
5.827% due 06/19/2037 •	2,118	2,118

MF1 Ltd.
4.874% due 10/16/2036 •	650	650

PFP Ltd.
5.180% due 08/18/2043 •	500	501
5.501% due 09/17/2039 •	392	393

Starwood Ltd.
5.022% due 11/15/2038 •	496	495

		16,638

HOME EQUITY OTHER 0.7%

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.738% due 10/25/2034 •	550	543

Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2036 •	269	151

Countrywide Asset-Backed Certificates Trust
4.073% due 06/25/2035 •	209	194
4.073% due 03/25/2037 •	48	48
4.313% due 12/25/2036 •	513	496

Fremont Home Loan Trust
4.333% due 02/25/2036 •	1,000	936
4.583% due 12/25/2029 •	15	15

GSAMP Trust
5.443% due 10/25/2034 •	15	15

MASTR Specialized Loan Trust
4.313% due 02/25/2036 •	92	91
4.313% due 06/25/2046 •	171	166
4.533% due 01/25/2037 •	209	81

Morgan Stanley ABS Capital I, Inc. Trust
4.723% due 11/25/2034 •	22	22

Morgan Stanley Capital I, Inc. Trust
4.153% due 03/25/2036 •	26	21

Ownit Mortgage Loan Trust
4.693% due 10/25/2036 •	2,299	2,288

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.593% due 12/25/2034 •	798	801

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	927	225

Residential Asset Mortgage Products Trust
4.233% due 12/25/2035 •	264	244
4.333% due 02/25/2036 •	710	689

Residential Asset Securities Corporation Trust
4.033% due 10/25/2036 •	817	805
4.408% due 03/25/2036 •	3,900	3,859

Structured Asset Investment Loan Trust
4.693% due 05/25/2035 •	610	604

Structured Asset Securities Corp. Mortgage Loan Trust
4.213% due 02/25/2037 •	549	541

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	153

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.798% due 11/25/2035 •		$163	$163

			12,998

WHOLE LOAN COLLATERAL 0.3%

First Franklin Mortgage Loan Trust
4.103% due 10/25/2036 •		5,701	4,782

GSAMP Trust
4.543% due 01/25/2034 •		1,127	1,172

			5,954

OTHER ABS 5.2%

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,600	1,586

Arbour CLO XIII DAC
3.154% due 08/15/2038 •	EUR	1,000	1,152

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		$1,000	999

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •	EUR	1,700	1,964

Barings Euro CLO DAC
3.269% due 10/21/2038 •		1,500	1,733
3.426% due 08/15/2039 •		1,000	1,154

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$1,500	1,500

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(b)	EUR	1,000	1,156

Cairn CLO XI DAC
3.187% due 01/15/2040 •		1,300	1,502

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		600	691

Capital Four CLO X DAC
3.279% due 10/25/2038 •		400	462

Capital Street Master Trust
4.772% due 08/16/2029 •		$1,000	999
5.022% due 10/16/2028 •		1,600	1,601

CBAMR Ltd.
5.302% due 07/15/2037 •		4,000	4,010

College Avenue Student Loans LLC
5.312% due 06/25/2054 •		3,053	3,074

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •	EUR	3,088	3,565

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		$1,100	1,100

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •	EUR	1,000	1,155

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		$700	700

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	1,700	1,965

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		1,400	1,617

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		2,100	2,427

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		1,100	1,271

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		2,300	2,651

Invitation Homes Trust
4.000% due 09/17/2041		$3,990	3,890

LCM 35 Ltd.
4.752% due 10/15/2034 •		1,000	998

LCM 39 Ltd.
4.703% due 10/15/2034 •		1,000	1,000

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,722

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	1,980	2,286

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •		64	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	1,000	$1,153

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$3,920	3,875

Nelnet Student Loan Trust
4.973% due 02/21/2061 •		5,275	5,303

Palmer Square European Loan Funding DAC
2.954% due 08/15/2033 •	EUR	858	993
3.047% due 07/15/2035 •		1,000	1,156

Palmer Square Loan Funding Ltd.
4.480% due 10/15/2032 •		$1,000	1,000
4.489% due 01/15/2033 •		1,300	1,298

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		1,593	1,606

Post CLO Ltd.
4.762% due 04/20/2035 •		1,100	1,100

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	1,100	1,271

Providus CLO VII DAC
3.181% due 07/15/2038 •		700	807

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •		1,000	1,155

Romark Credit Funding Ltd.
5.423% due 07/29/2043		$1,300	1,307

RRE 3 Loan Management DAC
3.306% due 12/15/2039 •	EUR	1,500	1,730

Stonepeak ABS
2.301% due 02/28/2033		$1,095	1,072

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		3,031	2,755

Switch ABS Issuer LLC
5.121% due 10/25/2055		6,000	5,870

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		1,000	998

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		1,100	1,100

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		464	465

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		1,400	1,402

Voya CLO Ltd.
4.728% due 04/20/2034 •		2,100	2,102

			91,523

Total Asset-Backed Securities (Cost $151,078)			151,629

SOVEREIGN ISSUES 8.7%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	100,500	18,790
0.000% due 10/01/2026 (d)		162,500	29,390

Canada Government Bonds
3.250% due 12/01/2034	CAD	5,100	3,628

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$1,900	1,886
5.750% due 05/05/2026		1,600	1,602

Colombia Government International Bonds
6.125% due 01/21/2031		300	295

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	500	373

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,700	5,737

Hungary Government International Bonds
4.500% due 06/16/2034	EUR	2,200	2,521

Ivory Coast Government International Bonds
4.875% due 01/30/2032		4,800	5,175
5.250% due 03/22/2030		2,600	2,969

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,040,000	4,974
2.400% due 03/20/2055		204,000	997
2.800% due 06/20/2055		520,000	2,777

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		1,340,000	7,015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.400% due 03/20/2045	JPY	326,000	$1,815

Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,500	1,229
6.150% due 08/12/2032		56,200	16,889
6.950% due 08/12/2031		6,801	2,120

Province of Quebec
4.450% due 09/01/2034	CAD	10,100	7,585

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	25,900	1,431
8.875% due 02/28/2035		450,300	26,154
9.000% due 01/31/2040		2,600	145

Romania Government International Bonds
5.250% due 03/10/2030	EUR	1,300	1,525
5.375% due 06/07/2033		1,000	1,127

U.K. Gilts
4.375% due 07/31/2054	GBP	4,000	4,408

Total Sovereign Issues (Cost $151,901)			152,557

		SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		107,381	107

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
3.646% due 04/21/2026 - 05/26/2026 (c)(d)(o)		$290	289

Total Short-Term Instruments (Cost $396)			396

Total Investments in Securities (Cost $2,073,656)			2,057,529

		SHARES
INVESTMENTS IN AFFILIATES 5.8%

MUTUAL FUNDS 5.8%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		2,074,954	102,918

Total Mutual Funds (Cost $102,540)			102,918

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		6,805	66

Total Short-Term Instruments (Cost $66)			66

Total Investments in Affiliates (Cost $102,606)			102,984

Total Investments 122.7% (Cost $2,176,262)			$2,160,513

Financial Derivative Instruments (l)(n) 0.0% (Cost or Premiums, net $8,819)			857

Other Assets and Liabilities, net (22.7)%			(400,287)

Net Assets 100.0%			$1,761,083

154	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	5.860%	10/21/2026	10/27/2025	$324	$324	0.02%
Hardwood Funding LLC	5.330	06/07/2035	03/11/2025	600	606	0.03
National Football League	4.780	10/05/2030	06/27/2025	2,000	1,991	0.11
National Football League	5.250	10/05/2034	06/27/2025	1,700	1,696	0.10

				$4,624	$4,617	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	3.770%	02/25/2026	04/01/2026		$(297)	$(298)
BRC	3.500	02/17/2026	TBD	(2)	(210)	(211)
BSN	3.770	03/06/2026	04/06/2026		(14,477)	(14,516)
DEU	3.750	03/19/2026	04/09/2026		(7,644)	(7,654)
	3.750	03/31/2026	04/07/2026		(2,073)	(2,074)
	3.760	03/02/2026	04/06/2026		(4,694)	(4,709)
	3.760	03/18/2026	04/08/2026		(580)	(581)
	3.770	03/03/2026	04/07/2026		(4,647)	(4,661)
	3.770	03/04/2026	04/08/2026		(3,654)	(3,665)
JPS	3.760	03/09/2026	04/20/2026		(15,886)	(15,924)
	3.760	03/10/2026	04/21/2026		(5,535)	(5,548)
	3.760	03/11/2026	04/23/2026		(9,724)	(9,746)
	3.770	02/27/2026	04/06/2026		(4,169)	(4,183)
MYI	3.490	03/30/2026	04/10/2026		(148)	(148)
NOM	3.750	04/02/2026	04/16/2026		(3,192)	(3,192)
	3.760	02/19/2026	04/02/2026		(2,126)	(2,135)
STR	3.730	04/01/2026	04/02/2026		(65,170)	(65,170)
	3.760	03/31/2026	04/01/2026		(65,480)	(65,480)

Total Reverse Repurchase Agreements						$(209,895)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	3.770%	03/27/2026	04/06/2026	$(6,823)	$(6,826)

Total Sale-Buyback Transactions					$(6,826)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	155

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2056	$5,100	$(4,085)	$(4,107)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	43,300	(36,264)	(36,394)

Total Short Sales (2.3)%				$(40,349)	$(40,501)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(298)	$0	$(298)	$286	$(12)
BRC	0	(211)	0	(211)	199	(12)
BSN	0	(14,516)	0	(14,516)	14,287	(229)
DEU	0	(23,344)	0	(23,344)	22,713	(631)
JPS	0	(35,401)	0	(35,401)	35,143	(258)
MYI	0	(148)	0	(148)	179	31
NOM	0	(5,327)	0	(5,327)	2,033	(3,294)
STR	0	(130,650)	0	(130,650)	66,917	(63,733)

Master Securities Forward Transaction Agreement
BCY	0	0	(6,826)	(6,826)	6,824	(2)

Total Borrowings and Other Financing Transactions	$0	$(209,895)	$(6,826)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(148)	$0	$(211)	$(359)
U.S. Treasury Obligations	(65,778)	(75,396)	0	0	(141,174)

Total	$(65,778)	$(75,544)	$0	$(211)	$(141,533)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(6,826)	0	0	(6,826)

Total	$0	$(6,826)	$0	$0	$(6,826)

Total Borrowings	$(65,778)	$(82,370)	$0	$(211)	$(148,359)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(148,359)

(k)	Securities with an aggregate market value of $148,581 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(86,543) at a weighted average interest rate of 4.247%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(68,362) is outstanding at period end.

156	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	25	$25	$(8)	$(9)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	25	25	(6)	(4)

Total Written Options					$(14)	$(13)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	1,604	$386,744	$(2,195)	$80	$0
3-Month SOFR Active Contract March Futures	06/2027	469	113,011	(632)	35	0
3-Month SOFR Active Contract September Futures	12/2027	469	113,187	(387)	23	0
Australia Government 10-Year Bond June Futures	06/2026	298	22,155	(137)	209	0
Long Guilt June Futures	06/2026	513	59,610	(3,185)	448	0
U.S. Treasury 2-Year Note June Futures	06/2026	1,162	241,051	(866)	91	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,142	123,541	(1,828)	161	0
U.S. Treasury 10-Year Note June Futures	06/2026	2,004	222,538	(3,645)	470	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	179	20,319	(453)	53	0

				$(13,328)	$1,570	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat June Futures	06/2026	156	$(21,401)	$677	$0	$(198)
Japan Government 10-Year Bond June Futures	06/2026	43	(35,307)	430	8	(76)
U.S. Treasury Long-Term Bond June Futures	06/2026	899	(102,374)	3,117	0	(337)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,722	(200,721)	6,724	0	(377)

				$10,948	$8	$(988)

Total Futures Contracts				$(2,380)	$1,578	$(988)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2027	0.319%	$	3,500	$(149)	$179	$30	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		2,700	23	(16)	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		3,200	43	(20)	23	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292		550	105	(86)	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,000	4	(2)	2	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		3,500	77	(158)	(81)	7	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.344		200	(4)	6	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		2,200	1	29	30	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		500	(1)	9	8	0	0

							$99	$(59)	$40	$9	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	45,420	$(963)	$(973)	$(1,936)	$145	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		19,940	62	892	954	0	(85)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		41,700	1,392	790	2,182	0	(167)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	6,980,000	242	54	296	0	(25)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	2,460,000	$(350)	$(33)	$(383)	$10	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	88	4	92	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	159	7	166	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	248	11	259	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	90	4	94	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	531	12	543	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	$	12,100	(42)	(465)	(507)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(757)	(853)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	26	76	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(94)	(132)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,700	(5)	(21)	(26)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	26	46	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(287)	(168)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		27,700	1,250	(626)	624	0	(31)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		29,500	228	190	418	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	37	37	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	89	89	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		3,800	0	39	39	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(2)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(14)	(9)	(23)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		3,400	(16)	37	21	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	10	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(40)	(50)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(111)	(133)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,100	(9)	(8)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,100	(11)	(7)	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	1	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		800	(3)	4	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,300	(8)	37	29	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,990	(13)	35	22	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		7,300	(24)	159	135	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	95	79	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,000	(7)	50	43	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,000	(7)	47	40	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		3,400	(12)	63	51	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,000	(4)	23	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,000	(4)	23	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,700	(10)	53	43	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	20	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,500	(10)	48	38	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,400	(9)	39	30	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,600	(10)	78	68	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		3,900	(15)	100	85	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,400	(9)	83	74	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,000	(5)	50	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	67	61	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	144	130	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,150	(4)	(3)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,400	(9)	(8)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,300	(25)	(8)	(33)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		6,700	(19)	(62)	(81)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,200	(10)	(17)	(27)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,400	(10)	(7)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	231	232	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		4,000	(12)	112	100	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		3,100	(6)	28	22	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		21,700	266	(33)	233	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	3,069	3,069	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	5,559	10,926	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		10,100	0	319	319	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.803	Annual	02/15/2055		10,900	0	629	629	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,900	0	162	162	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		2,000	0	101	101	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		7,400	0	339	339	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	1,053	1,071	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		10,400	199	45	244	41	0

158	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month AUD-BBR-BBSW	4.750%	Semi-Annual	12/20/2033	AUD	54,000	$239	$(653)	$(414)	$240	$0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	2,200	(3)	(23)	(26)	0	(6)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(18)	(21)	0	(6)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	18	15	0	(6)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		4,400	0	89	89	0	(14)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		2,800	(5)	55	50	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		27,930	(405)	(611)	(1,016)	247	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		18,850	249	226	475	0	(210)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	CAD	300	0	2	2	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		2,000	7	(7)	0	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		10,000	8	31	39	0	(19)

							$8,534	$10,660	$19,194	$1,024	$(808)

Total Swap Agreements							$8,633	$10,601	$19,234	$1,033	$(808)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,578	$1,033	$2,611	$(13)	$(988)	$(808)	$(1,809)

(m)

Securities with an aggregate market value of $15,671 and cash of $28,517 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	39,212		$28,626	$437	$0
	04/2026	SGD	20		15	0	0

BOA	04/2026	BRL	6,300		1,207	0	(10)
	04/2026	CNH	4,758		690	0	(1)
	04/2026	EUR	1,001		1,166	9	0
	04/2026	INR	144,337		1,537	13	0
	04/2026	KRW	992,937		679	21	0
	04/2026	PLN	3,748		1,013	4	0
	04/2026		$1,201	BRL	6,300	15	0
	04/2026		240	CNH	1,654	0	0
	04/2026		1,537	INR	144,595	2	0
	04/2026		246	MXN	4,529	7	0
	06/2026	ILS	5,426		$1,756	27	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	MXN	24,514		$1,367	$8	$0
	06/2026		$100	BRL	528	1	0
	06/2026		347	ILS	1,081	0	(2)
	10/2026	BRL	6,700		$1,226	0	(14)

BPS	04/2026	AUD	669		476	15	0
	04/2026	BRL	86,944		15,993	0	(792)
	04/2026	CNH	1,588		231	0	0
	04/2026	ILS	5,356		1,735	31	0
	04/2026	KRW	1,828,215		1,218	4	(2)
	04/2026	PLN	1,442		387	0	(1)
	04/2026	THB	166,190		5,141	98	(2)
	04/2026		$1,409	AUD	2,023	0	(13)
	04/2026		16,571	BRL	86,944	214	0
	04/2026		8,383	IDR	141,847,698	1	(28)
	04/2026		1,278	ILS	4,048	10	0
	04/2026		1,200	JPY	191,300	6	0
	04/2026		1,323	KRW	1,977,373	2	(13)
	04/2026		2,106	PLN	7,593	0	(60)
	04/2026		1	THB	36	0	0
	04/2026		4,583	TWD	146,470	1	(12)
	04/2026	ZAR	21,318		$1,259	1	0
	05/2026	ILS	4,044		1,278	0	(10)
	05/2026	INR	363,589		3,843	0	(16)
	05/2026	TWD	83,329		2,586	0	(12)
	05/2026		$1,500	BRL	7,874	11	0
	05/2026		1,925	IDR	32,770,388	5	0
	05/2026		384	THB	12,606	0	(1)
	06/2026	IDR	5,015,769		$298	3	0
	06/2026		$1,785	BRL	9,487	22	0
	06/2026		668	IDR	11,255,710	0	(6)
	07/2026	BRL	18,500		$3,437	0	(62)
	07/2026		$5,832	BRL	31,329	94	0
	10/2026	BRL	44,700		$8,154	0	(119)

BRC	04/2026	CAD	51		37	0	0
	04/2026	NOK	152		16	0	0
	04/2026	THB	12,615		400	17	0
	04/2026	TRY	994,313		21,931	0	(153)
	04/2026		$214	PLN	770	0	(7)
	04/2026		1,640	SEK	14,880	0	(68)
	04/2026		11,052	TRY	505,629	108	0
	04/2026	ZAR	53,608		$3,276	112	0
	05/2026	TRY	73,190		1,570	0	(10)
	05/2026		$37	CAD	51	0	0
	06/2026	ILS	67		$22	0	0

BSH	04/2026	BRL	92,300		16,601	0	(1,218)
	04/2026	GBP	961		1,279	7	0
	04/2026	JPY	17,992		113	0	(1)
	04/2026		$17,773	BRL	92,300	46	0
	04/2026		793	JPY	126,501	4	0
	04/2026		16,787	NZD	29,079	0	(77)
	04/2026		6,450	PLN	23,328	0	(165)
	05/2026	JPY	126,120		$793	0	(4)
	05/2026	NZD	29,079		16,806	78	0
	05/2026	PEN	18,607		5,454	122	0
	05/2026		$1,279	GBP	961	0	(7)
	05/2026		113	JPY	17,938	1	0
	10/2026	BRL	98,400		$18,163	0	(49)
	10/2026	PEN	16,900		4,996	189	0

CBK	04/2026	AUD	1,906		1,342	27	0
	04/2026	CAD	2,625		1,925	38	0
	04/2026	CNH	1,619		235	0	0
	04/2026	EUR	2,538		2,938	4	0
	04/2026	GBP	667		890	8	0
	04/2026	IDR	8,769,733		519	3	0
	04/2026	INR	1,101,596		11,787	153	0
	04/2026	NOK	1,775		182	0	(1)
	04/2026	SEK	5,355		574	9	0
	04/2026	THB	140		4	0	0
	04/2026	TWD	6,555		206	1	0
	04/2026		$733	CNH	5,053	0	0

160	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$29,094	INR	2,681,037	$24	$(715)
	06/2026	IDR	13,767,590		$818	8	0
	06/2026	ILS	1,431		464	8	0
	06/2026		$980	IDR	16,539,269	0	(8)
	06/2026		2,123	MXN	37,534	0	(41)
	09/2026		499		8,922	0	(8)

DUB	04/2026	CNH	7,354		$1,063	0	(4)
	04/2026	ILS	10,807		3,491	53	0
	04/2026	INR	441,459		4,687	31	(6)
	04/2026		$10,642	AUD	15,514	61	0
	04/2026		2,192	CNH	15,016	0	(12)
	04/2026		5,171	INR	487,330	34	(26)
	04/2026		24,461	SGD	31,246	0	(158)
	04/2026		1,716	THB	56,037	0	(15)
	05/2026	AUD	15,514		$10,638	0	(61)
	05/2026	SGD	31,176		24,461	157	0
	05/2026		$1,063	CNH	7,337	4	0
	06/2026	THB	55,923		$1,716	10	0
	06/2026	TWD	496		16	0	0
	07/2026	PEN	5,522		1,632	53	0

FAR	04/2026	AUD	7,275		5,156	137	0
	04/2026	CHF	2,984		3,866	135	0
	04/2026	GBP	1,775		2,378	29	0
	04/2026	JPY	102,490		656	10	0
	04/2026		$2,959	CHF	2,358	0	(10)
	04/2026		1,784	GBP	1,326	0	(29)
	04/2026		1,526	JPY	243,529	9	0
	04/2026		238	PLN	858	0	(7)
	04/2026		132	SGD	169	0	(1)
	05/2026	CHF	2,350		$2,959	10	0
	05/2026	ILS	6,725		2,125	0	(17)
	05/2026	JPY	242,793		1,526	0	(9)
	05/2026	SGD	168		132	1	0
	05/2026		$2,378	GBP	1,775	0	(29)
	06/2026	ILS	3,862		$1,253	22	0
	06/2026		$1,788	MXN	31,150	0	(61)
	07/2026	PEN	5,453		$1,613	54	0
	08/2026		16,198		4,791	165	0
	09/2026		$405	MXN	7,148	0	(12)

GLM	04/2026	BRL	217,789		$39,313	0	(2,733)
	04/2026	ILS	5,236		1,684	18	0
	04/2026	INR	15,421		169	6	0
	04/2026		$49,803	BRL	260,887	500	0
	04/2026		657	CNH	4,512	0	(2)
	04/2026		745	IDR	12,588,092	0	(4)
	04/2026		2,074	MXN	38,244	59	0
	04/2026		953	THB	31,284	0	(4)
	06/2026	BRL	2		$0	0	0
	06/2026	IDR	10,241,044		607	5	0
	06/2026	THB	31,228		953	1	0
	06/2026		$298	BRL	1,584	4	0
	06/2026		1,050	IDR	17,765,674	0	(5)
	06/2026		6,631	MXN	116,776	0	(156)
	07/2026	BRL	63,600		$11,805	0	(225)
	07/2026		$13,751	BRL	74,432	328	0

IND	04/2026	EUR	38,769		$45,778	967	0

JPM	04/2026	BRL	29,700		5,690	0	(43)
	04/2026	CNH	10,913		1,578	0	(6)
	04/2026	INR	228,392		2,429	17	0
	04/2026	PLN	7,849		2,136	25	(4)
	04/2026	SGD	27,261		21,632	428	0
	04/2026	TRY	9,271		206	0	(3)
	04/2026		$5,622	BRL	29,700	112	0
	04/2026		2,429	INR	228,783	5	0
	04/2026		9,014	MXN	161,808	21	(17)
	04/2026		206	TRY	9,279	3	0
	04/2026	ZAR	194,498		$11,602	132	(8)
	05/2026	AUD	688		472	0	(3)
	05/2026		$1,118	CNH	7,719	5	0
	06/2026	ILS	3,607		$1,168	18	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	MXN	26,878		$1,498	$8	$0
	06/2026		$10	IDR	174,580	0	0
	06/2026		326	ILS	1,012	0	(3)
	07/2026	BRL	18,400		$3,401	0	(79)
	10/2026		12,700		2,312	0	(38)

MBC	04/2026	AUD	708		494	5	0
	04/2026	CHF	91		115	1	0
	04/2026	GBP	3		4	0	0
	04/2026	INR	299,667		3,166	7	0
	04/2026	JPY	141,174		903	15	(1)
	04/2026	KRW	925,694		633	17	0
	04/2026	NOK	2,060		213	1	0
	04/2026	SEK	7,265		774	6	0
	04/2026	THB	43,262		1,356	42	0
	04/2026		$3,336	AUD	4,753	0	(56)
	04/2026		909	CHF	715	0	(15)
	04/2026		1,267	GBP	949	0	(11)
	04/2026		3,240	INR	299,667	0	(81)
	04/2026		1,421	JPY	226,600	7	0
	04/2026		619	MXN	11,432	18	0
	04/2026		842	NOK	8,238	9	0
	04/2026		2,026	PLN	7,454	0	(19)
	05/2026	GBP	478		$633	0	0
	05/2026	NOK	8,239		842	0	(9)
	05/2026		$4	GBP	3	0	0
	05/2026		177	JPY	28,178	1	0
	06/2026	MXN	3,142		$174	0	0

MYI	04/2026	PLN	708		200	9	0
	06/2026	ILS	6,458		2,103	45	0

NGF	04/2026	NOK	4,258		443	3	0
	04/2026		$8,756	TRY	400,670	114	0

RBC	04/2026	SGD	4,134		$3,245	29	0

SCX	04/2026	JPY	80,605		517	9	0
	04/2026	NZD	25,671		15,348	596	0
	04/2026	THB	4,729		149	5	0
	04/2026		$30,255	CAD	41,888	0	(142)
	04/2026		1,508	GBP	1,130	0	(12)
	04/2026		3,029	INR	275,888	0	(116)
	04/2026		749	PLN	2,709	0	(19)
	04/2026		3,485	TWD	111,232	0	(10)
	05/2026	CAD	41,831		$30,255	141	0
	06/2026		$1,821	IDR	30,695,900	0	(16)

SOG	04/2026	EUR	1,515		$1,793	42	0
	04/2026	JPY	444,584		2,857	56	0
	04/2026	SEK	2,264		237	0	(2)
	04/2026		$50,571	EUR	43,823	81	0
	05/2026	EUR	43,823		$50,651	0	(79)
	05/2026		$237	SEK	2,260	2	0
	06/2026	ILS	2,731		$885	15	0
	06/2026	PEN	10,572		3,138	111	0
	07/2026		3,554		1,050	33	0

SSB	04/2026	AUD	11,732		8,349	254	0
	04/2026	JPY	521		3	0	0
	04/2026	NZD	3,408		2,008	50	0
	04/2026		$2,970	BRL	15,616	45	0

UAG	04/2026	INR	300,009		$3,192	29	0
	04/2026	PLN	3,722		1,011	9	0
	04/2026	THB	12,615		388	5	0
	04/2026		$6,361	INR	600,591	7	(6)
	04/2026		4,029	PLN	14,553	0	(109)
	04/2026		388	THB	12,615	0	(5)
	06/2026	ILS	4,433		$1,434	21	0
	06/2026	MXN	4,006		223	1	0
	06/2026		$2,656	MXN	46,363	0	(85)

Total Forward Foreign Currency Contracts						$7,507	$(8,291)

162	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	8,900	$89	$27

Total Purchased Options						$89	$27

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	8,900	$(32)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	7,600	$(24)	$(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	7,600	(25)	(40)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	7,700	(27)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	7,700	(27)	(21)

							$(103)	$(90)

Total Written Options							$(135)	$(97)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Turkiye Government International Bonds	1.000%	Quarterly	06/20/2030	2.716%	$2,400	$(169)	$16	$0	$(153)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	800	(7)	6	0	(1)
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	2,700	(153)	153	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	3,000	(267)	258	0	(9)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	5,100	(229)	241	12	0

							$(825)	$674	$12	$(163)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 1,400	$272	$8	$280	$0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,900	799	(19)	780	0

						$1,071	$(11)	$1,060	$0

Total Swap Agreements						$246	$663	$1,072	$(163)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$437	$0	$0	$437	$0	$0	$0	$0	$437	$(320)	$117
BOA	107	27	0	134	(27)	(7)	0	(34)	100	0	100
BPS	518	0	280	798	(1,149)	0	0	(1,149)	(351)	453	102
BRC	237	0	0	237	(238)	0	(153)	(391)	(154)	0	(154)
BSH	447	0	0	447	(1,521)	0	0	(1,521)	(1,074)	738	(336)
CBK	283	0	0	283	(773)	0	0	(773)	(490)	566	76
DUB	403	0	0	403	(282)	0	0	(282)	121	0	121
FAR	572	0	0	572	(175)	0	0	(175)	397	(270)	127
GLM	921	0	0	921	(3,129)	(90)	0	(3,219)	(2,298)	2,336	38
GST	0	0	780	780	0	0	(1)	(1)	779	(800)	(21)
IND	967	0	0	967	0	0	0	0	967	(1,330)	(363)
JPM	774	0	0	774	(204)	0	0	(204)	570	(800)	(230)
MBC	129	0	0	129	(192)	0	0	(192)	(63)	0	(63)
MYC	0	0	12	12	0	0	(9)	(9)	3	0	3
MYI	54	0	0	54	0	0	0	0	54	22	76
NGF	117	0	0	117	0	0	0	0	117	0	117
RBC	29	0	0	29	0	0	0	0	29	0	29
SCX	751	0	0	751	(315)	0	0	(315)	436	(400)	36
SOG	340	0	0	340	(81)	0	0	(81)	259	(280)	(21)
SSB	349	0	0	349	0	0	0	0	349	(320)	29
UAG	72	0	0	72	(205)	0	0	(205)	(133)	0	(133)

Total Over the Counter	$7,507	$27	$1,072	$8,606	$(8,291)	$(97)	$(163)	$(8,551)

(o)

Securities with an aggregate market value of $4,115 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

164	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,578	$1,578
Swap Agreements	0	9	0	0	1,024	1,033

	$0	$9	$0	$0	$2,602	$2,611

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,507	$0	$7,507
Purchased Options	0	0	0	27	0	27
Swap Agreements	0	1,072	0	0	0	1,072

	$0	$1,072	$0	$7,534	$0	$8,606

	$0	$1,081	$0	$7,534	$2,602	$11,217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	988	988
Swap Agreements	0	0	0	0	808	808

	$0	$0	$0	$0	$1,809	$1,809

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,291	$0	$8,291
Written Options	0	0	0	7	90	97
Swap Agreements	0	163	0	0	0	163

	$0	$163	$0	$8,298	$90	$8,551

	$0	$163	$0	$8,298	$1,899	$10,360

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$985	$985
Futures	0	0	0	0	4,699	4,699
Swap Agreements	0	200	0	0	708	908

	$0	$200	$0	$0	$6,392	$6,592

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,249)	$0	$(11,249)
Purchased Options	0	0	0	(386)	0	(386)
Written Options	0	21	0	0	1,722	1,743
Swap Agreements	0	129	0	0	0	129

	$0	$150	$0	$(11,635)	$1,722	$(9,763)

	$0	$350	$0	$(11,635)	$8,114	$(3,171)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	(5,151)	(5,151)
Swap Agreements	0	(248)	0	0	8,126	7,878

	$0	$(248)	$0	$0	$2,978	$2,730

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(59)	$0	$(59)
Purchased Options	0	0	0	(25)	0	(25)
Written Options	0	0	0	25	(13)	12
Swap Agreements	0	48	0	0	0	48

	$0	$48	$0	$(59)	$(13)	$(24)

	$0	$(200)	$0	$(59)	$2,965	$2,706

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,475	$1,026	$6,501
Corporate Bonds & Notes
Banking & Finance	0	171,018	606	171,624
Industrials	0	94,630	3,687	98,317
Utilities	0	62,127	0	62,127
Municipal Bonds & Notes
California	0	152	0	152
U.S. Government Agencies	0	378,567	0	378,567
U.S. Treasury Obligations	0	954,021	0	954,021
Non-Agency Mortgage-Backed Securities	0	63,354	18,284	81,638
Asset-Backed Securities
Automobile Sequential	0	24,516	0	24,516
CMBS Other	0	16,638	0	16,638
Home Equity Other	0	12,998	0	12,998
Whole Loan Collateral	0	5,954	0	5,954
Other ABS	0	90,023	1,500	91,523
Sovereign Issues	0	152,557	0	152,557
Short-Term Instruments
Mutual Funds	107	0	0	107
U.S. Treasury Bills	0	289	0	289

	$107	$2,032,319	$25,103	$2,057,529

Investments in Affiliates, at Value
Mutual Funds	102,918	0	0	102,918

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$66	$0	$0	$66

	$102,984	$0	$0	$102,984

Total Investments	$103,091	$2,032,319	$25,103	$2,160,513

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,501)	$0	$(40,501)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	665	1,946	0	2,611
Over the counter	0	8,606	0	8,606

	$665	$10,552	$0	$11,217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(274)	(1,535)	0	(1,809)
Over the counter	0	(8,551)	0	(8,551)

	$(274)	$(10,086)	$0	$(10,360)

Total Financial Derivative Instruments	$391	$466	$0	$857

Totals	$103,482	$1,992,284	$25,103	$2,120,869

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,158	$360	$(2,489)	$1	$35	$(39)	$0	$0	$1,026	$(7)
Corporate Bonds & Notes
Banking & Finance	603	0	0	0	0	3	0	0	606	6
Industrials	0	3,700	0	0	0	(13)	0	0	3,687	(13)
Non-Agency Mortgage-Backed Securities	0	17,327	0	0	0	957	0	0	18,284	957
Asset-Backed Securities
Other ABS	6,163	1,500	(2,043)	0	149	289	0	(4,558)	1,500	0

Totals	$9,924	$22,887	$(4,532)	$1	$184	$1,197	$0	$(4,558)	$25,103	$943

166	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,026	Discounted Cash Flow	Discount Rate	4.270-5.770	5.297
Corporate Bonds & Notes
Banking & Finance	606	Discounted Cash Flow	Discount Rate	5.200	—
Industrials	3,687	Discounted Cash Flow	Discount Rate	4.871-5.288	5.064
Non-Agency Mortgage-Backed Securities	18,284	Recent Transaction	Purchase Price	100.00	—
Asset-Backed Securities
Other ABS	1,500	Discounted Cash Flow	Discount Rate	5.328	—

Total	$25,103

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 203.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

FPS Finance Co. 1 LLC
6.610% due 05/26/2028 «~	$2,800	$2,800

Project Flash
0.625% - 6.181% (TSFR1M + 2.500%) due 01/09/2028 «~µ	6,870	6,821

Total Loan Participations and Assignments (Cost $9,648)		9,621

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.1%

Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.516% (US0003M + 0.580%) due 03/23/2035 ~	2,488	2,395

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.024% (US0003M + 0.350%) due 03/22/2038 ~	905	873

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.236% (US0003M + 0.300%) due 03/22/2037 ~	192	184

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.236% (US0003M + 0.300%) due 09/22/2037 ~	1,690	1,597

SBA Tower Trust
1.840% due 04/15/2027	17,600	17,179

		22,228

INDUSTRIALS 0.9%

Beignet Investor LLC
6.581% due 05/30/2049	114,820	118,142

Crown Castle Towers LLC
4.241% due 07/15/2048	500	497

Times Square Hotel Trust
8.528% due 08/01/2026	219	219

		118,858

Total Corporate Bonds & Notes (Cost $136,752)		141,086

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	4,574	3,526

Total Municipal Bonds & Notes (Cost $3,515)		3,526

U.S. GOVERNMENT AGENCIES 148.1%

Federal Home Loan Mortgage Corp.
3.000% due 02/01/2040 - 06/01/2050 (g)	60,723	55,227
3.000% due 11/01/2049 - 10/01/2051	8,865	7,916
3.500% due 01/01/2038 - 10/01/2049	1,650	1,548
3.500% due 02/01/2047 - 02/01/2051 (g)	49,358	45,808
3.610% due 01/01/2038	1,733	1,657
4.000% due 06/01/2039 - 07/01/2049	11,897	11,509
4.000% due 05/01/2045 - 05/01/2049 (g)	64,393	61,763
4.010% due 01/01/2040	5,760	5,555
4.190% due 05/01/2030 (g)	20,500	20,407
4.200% due 01/01/2037	1,218	1,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.490% due 09/01/2036	$523	$514
4.500% due 08/01/2030 - 11/01/2054	2,901	2,847
4.500% due 12/01/2041 - 12/01/2054 (g)	10,583	10,330
4.710% due 07/01/2035	1,510	1,506
4.790% due 03/01/2036	996	1,002
4.840% due 03/01/2035	1,926	1,940
4.950% due 01/01/2030 (g)	10,710	10,812
5.000% due 03/01/2049 - 12/01/2055 (g)	112,558	112,274
5.000% due 10/01/2052 - 03/01/2056	52,307	52,155
5.070% due 09/01/2034	967	991
5.500% due 09/01/2035 - 01/01/2056	98,498	100,518
5.500% due 01/01/2039 - 10/01/2055 (g)	520,615	530,097
5.840% due 05/01/2034	2,822	2,968
6.000% due 03/01/2045 - 10/01/2055	73,906	76,576
6.000% due 05/01/2045 - 09/01/2055 (g)	625,981	650,028
6.500% due 05/01/2045 - 09/01/2055 (g)	471,133	492,786
6.500% due 09/01/2053 - 10/01/2055	29,707	31,280
7.000% due 03/01/2039 - 07/01/2054	153	162
7.000% due 06/01/2054 (g)	1,801	1,910

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.903% due 04/25/2034 ~(a)	131,563	6,366
2.776% due 06/25/2054 ~	3,888	3,789
2.937% due 07/25/2054 ~	31,686	30,786
3.582% due 10/25/2046 ~	867	862
4.228% due 10/25/2034 ~	69,498	68,476
4.660% due 01/25/2031	27,615	27,926
5.007% due 09/25/2030 ~	12,779	13,055
5.430% due 06/25/2031 ~	9,387	9,722
5.975% due 12/25/2047 ~	91	92

Federal Home Loan Mortgage Corp. REMICS
0.000% due 10/15/2026 - 08/15/2057 (b)(f)	11,194	8,575
0.000% due 01/15/2033 - 12/15/2042 •	4,111	3,560
0.000% due 03/25/2052 •(a)	14,348	265
0.163% due 07/15/2047 •(a)	13,840	405
0.320% due 02/15/2033 - 05/15/2033 •	3,225	2,858
0.501% due 05/15/2043 •	497	377
0.506% due 07/15/2037 - 08/15/2045 •	7,022	5,066
0.578% due 11/15/2048 •(a)	101,435	3,921
0.713% due 08/15/2040 •(a)	798	31
0.791% due 04/15/2043 •	361	245
0.796% due 10/15/2042 •	963	624
0.856% due 01/15/2043 •	1,889	1,013
0.860% due 11/15/2042 •	297	157
0.868% due 05/15/2041 •	782	757
1.036% due 03/15/2045 •	202	130
1.073% due 07/15/2043 •	12	7
1.213% due 04/15/2042 •(a)	1,189	61
1.248% due 12/15/2042 •	1,145	912
1.250% due 01/15/2028	1,774	1,739
1.254% due 01/15/2033 •	4,944	4,587
1.375% due 12/15/2027	1,120	1,100
1.500% due 02/15/2028	3,141	3,081
1.638% due 09/25/2054 •(a)	45,216	3,085
1.665% due 08/15/2048 ~(a)	37,151	1,424
1.731% due 03/15/2050 ~(a)	22,621	991
1.738% due 11/25/2054 •(a)	68,672	3,850
1.750% due 10/15/2032	1,354	1,272
1.775% due 12/15/2050 ~(a)	36,423	1,573
1.860% due 10/15/2037 ~(a)	162	7
1.919% due 10/15/2037 ~(a)	140	7
1.944% due 05/15/2037 ~(a)	105	6
2.000% due 04/25/2031 - 04/25/2051 (a)	332,679	39,251
2.000% due 07/15/2041	508	483

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.024% due 03/15/2037 ~(a)	$158	$8
2.046% due 10/15/2038 ~(a)	1,944	105
2.134% due 09/15/2041 •	478	324
2.142% due 01/15/2038 ~(a)	1,320	63
2.156% due 11/15/2036 ~(a)	432	24
2.179% due 05/15/2035 •	187	188
2.192% due 11/15/2038 ~(a)	465	25
2.213% due 10/15/2036 - 08/15/2042 •(a)	15,234	1,580
2.224% due 04/25/2048 - 11/25/2049 •(a)	19,723	2,482
2.250% due 05/15/2040	3,851	3,754
2.263% due 08/15/2041 - 11/15/2043 •(a)	3,408	398
2.267% due 08/15/2041 ~(a)	140	8
2.274% due 04/25/2049 - 06/25/2050 •(a)	56,654	6,970
2.288% due 06/15/2038 ~(a)	364	21
2.313% due 12/15/2042 - 02/15/2044 •(a)	6,596	902
2.324% due 06/25/2050 - 08/25/2050 •(a)	32,449	4,026
2.327% due 01/15/2041 •	495	454
2.338% due 10/25/2054 •(a)	82,786	7,558
2.348% due 10/15/2041 ~(a)	299	17
2.363% due 11/15/2042 - 10/15/2048 •(a)	20,800	2,482
2.369% due 02/15/2038 ~(a)	265	14
2.374% due 05/25/2050 - 06/25/2050 •(a)	19,801	2,362
2.391% due 04/15/2047 •(a)	5,446	473
2.413% due 01/15/2033 - 06/15/2048 •(a)	13,085	1,358
2.424% due 07/25/2050 •(a)	21,747	2,965
2.436% due 08/15/2047 ~(a)	7,317	770
2.500% due 09/15/2027 - 12/25/2051 (a)	336,394	48,811
2.513% due 08/15/2036 ~(a)	182	13
2.529% due 12/15/2046 ~(a)	32,874	2,853
2.638% due 12/25/2050 •(a)	6,450	949
2.643% due 02/15/2037 •(a)	250	21
2.663% due 04/15/2032 •(a)	492	21
2.745% due 10/15/2042 •	339	270
2.813% due 01/15/2041 •(a)	197	19
2.863% due 02/15/2032 - 03/15/2035 •(a)	95	6
2.913% due 09/15/2035 - 07/15/2042 •(a)	1,007	144
2.963% due 03/15/2037 •(a)	311	27
3.000% due 05/15/2027 - 02/25/2052 (a)	573,177	94,559
3.100% due 02/15/2041 •	77	63
3.500% due 02/15/2041 - 04/15/2054	10,732	8,610
3.500% due 02/25/2041 - 03/25/2052 (a)	304,338	52,711
4.000% due 02/15/2031 - 08/15/2042	2,176	2,012
4.000% due 03/15/2042 - 06/25/2051 (a)	99,920	22,071
4.000% due 03/25/2052 •	6,217	5,781
4.087% due 08/15/2047 •	1,480	1,442
4.146% due 10/15/2038 •	1,456	1,438
4.187% due 08/15/2036 - 08/15/2057 •	23,391	22,799
4.213% due 06/15/2031 •(a)	38	3
4.287% due 03/15/2044 •	1,246	1,235
4.337% due 11/15/2040 •	1,283	1,275
4.462% due 10/25/2052 •	56,658	56,302
4.500% due 12/15/2033 - 11/15/2040	444	442
4.500% due 07/15/2042 - 10/25/2051 (a)	144,549	33,645
4.532% due 12/25/2055 •	10,719	10,719
4.562% due 12/25/2055 •	432	433
4.581% due 04/15/2049 - 12/15/2050 •	5,427	5,419
4.612% due 10/25/2054 •	2,266	2,282
4.632% due 08/25/2054 •	18,066	18,190
4.642% due 02/25/2055 •	15,112	15,220

168	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.662% due 09/25/2054 - 02/25/2055 •	$64,721	$65,253
4.672% due 03/25/2055 •	36,600	36,414
4.681% due 08/15/2048 •	11,107	11,205
4.712% due 08/25/2055 - 11/25/2055 •	13,956	14,025
4.762% due 10/25/2054 - 11/25/2054 •	97,543	97,878
4.782% due 08/25/2054 •	2,341	2,357
4.812% due 10/25/2054 - 08/25/2055 •	11,709	11,804
4.862% due 12/25/2054 - 08/25/2055 •	12,920	13,050
4.912% due 11/25/2052 - 09/25/2055 •	48,521	48,681
4.962% due 11/25/2054 - 12/25/2054 •	148,408	149,167
5.000% due 05/25/2048 - 10/25/2054 (a)	73,631	15,570
5.012% due 08/25/2054 •	3,703	3,731
5.062% due 10/25/2054 •	478	481
5.092% due 10/25/2054 •	145	147
5.112% due 02/25/2055 •	20,263	20,467
5.262% due 02/25/2055 •	64	65
5.427% due 05/15/2033 •	2	2
5.500% due 02/15/2033 - 05/15/2036	184	188
5.500% due 05/15/2041 •	18	18
5.592% due 06/25/2055 •	140	142
5.862% due 05/15/2033 •	5	5
6.000% due 07/15/2035	689	734
6.000% due 03/15/2044 (a)	332	57
6.654% due 10/15/2033 •	86	90
7.500% due 06/15/2042 •	564	538
7.687% due 11/15/2034 •	4	4

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250% due 08/25/2059 - 11/25/2059 ~	10,615	10,364
4.500% due 02/25/2059 ~	26,953	26,219

Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.312% due 01/25/2034 •	432	432
6.562% due 04/25/2042 •	10,900	11,100

Federal Home Loan Mortgage Corp. STRIPS
0.000% due 06/01/2026 - 12/15/2036 (b)(f)	642	578
2.000% due 06/25/2051 - 06/25/2052 (a)	560,752	69,352
2.103% due 09/15/2043 •(a)	6,745	667
2.263% due 09/15/2044 •(a)	2,051	208
2.500% due 01/25/2051 - 10/15/2052 (a)	233,650	34,426
3.000% due 12/15/2032 - 10/15/2052 (a)	152,172	24,783
3.000% due 05/15/2034 ~(a)	207	9
3.096% due 12/15/2027 ~(a)	59	1
3.500% due 01/15/2043 - 10/15/2052 (a)	98,443	17,412
3.500% due 10/15/2047 ~(a)	577	99
4.000% due 12/15/2043 - 06/15/2050 (a)	23,932	4,224
4.000% due 05/15/2049 ~(a)	345	48
5.000% due 09/15/2046 ~(a)	458	69
5.000% due 11/15/2052 - 08/25/2055 (a)	299,379	64,639

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.083% due 12/25/2036 •	17,229	13,311

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,163	1,876
3.500% due 12/25/2046	1,620	1,428

Federal National Mortgage Association
2.100% due 01/01/2047 •	98	99
2.500% due 01/01/2033 (g)	3,494	3,330
2.500% due 01/01/2033	742	707
3.000% due 01/01/2038 - 07/01/2060 (g)	329,592	292,994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/01/2038 - 06/01/2051	$7,182	$6,495
3.020% due 03/01/2028 (g)	6,617	6,496
3.281% due 05/01/2047 •	494	503
3.290% due 04/01/2027 - 03/01/2028 (g)	70,774	70,074
3.430% due 05/01/2028 (g)	9,728	9,619
3.430% due 03/01/2033	949	900
3.500% due 10/01/2034 - 06/01/2051 (g)	92,327	86,652
3.500% due 03/01/2038 - 04/01/2050	4,203	3,951
3.725% due 06/01/2048 •	127	126
3.975% due 06/01/2048 •	107	106
4.000% due 06/01/2033 - 07/01/2053	68,374	65,979
4.000% due 04/01/2037 - 05/01/2049 (g)	150,280	145,186
4.140% due 04/01/2028 (g)	10,478	10,484
4.270% due 11/01/2032 (g)	14,270	14,176
4.280% due 11/01/2032 (g)	11,129	11,063
4.300% due 12/01/2029 - 12/01/2032 (g)	388,022	384,993
4.320% due 06/01/2028 (g)	3,139	3,154
4.320% due 06/01/2028	2,312	2,323
4.350% due 12/01/2032 (g)	6,018	6,001
4.374% due 02/01/2028 ~(g)	24,932	24,884
4.385% due 07/01/2030 - 04/01/2033 (g)	13,948	13,869
4.440% due 06/01/2033 (g)	12,320	12,315
4.470% due 12/01/2032 (g)	2,849	2,854
4.490% due 10/01/2030	1,740	1,755
4.490% due 04/01/2033 - 05/01/2033 (g)	11,905	11,919
4.500% due 06/01/2030 - 01/01/2055	12,888	12,719
4.500% due 12/01/2038 - 04/01/2059 (g)	63,314	62,027
4.530% due 06/01/2033 (g)	3,145	3,166
4.550% due 05/01/2028	1,272	1,282
4.560% due 12/01/2029 (g)	4,973	5,026
4.580% due 08/01/2033 (g)	7,368	7,453
4.640% due 09/01/2028 (g)	4,884	4,935
4.650% due 03/01/2036	5,134	5,122
4.700% due 04/01/2033 (g)	17,842	18,067
4.740% due 05/01/2033	2,118	2,155
4.815% due 09/01/2028 (g)	14,232	14,433
4.840% due 07/01/2033	1,500	1,539
4.900% due 10/01/2028 (g)	3,038	3,086
4.990% due 03/01/2031 (g)	7,823	7,990
5.000% due 11/01/2033 - 03/01/2056	73,860	73,685
5.000% due 04/01/2043 - 02/01/2056 (g)	88,145	88,044
5.110% due 08/01/2033	1,066	1,105
5.170% due 05/01/2031 (g)	2,820	2,926
5.200% due 10/01/2030 (g)	3,954	4,095
5.230% due 10/01/2028 (g)	8,806	9,024
5.500% due 11/01/2036 - 12/01/2055	42,461	43,319
5.500% due 11/01/2039 - 12/01/2055 (g)	314,525	320,911
5.570% due 10/01/2028 (g)	3,683	3,703
5.590% due 10/01/2031	2,205	2,331
5.610% due 10/01/2028	3,035	3,051
5.753% due 12/01/2034 •(g)	88	90
5.810% due 06/01/2031 (g)	65,600	66,703
5.818% due 01/01/2035 •(g)	137	142
5.910% due 10/01/2028	904	939
6.000% due 04/01/2044 - 01/01/2056	103,100	106,768
6.000% due 12/01/2052 - 12/01/2055 (g)	596,937	617,588
6.083% due 08/01/2049 •(g)	1,336	1,388
6.140% due 12/01/2048 •(g)	366	381
6.175% due 06/01/2035 •	7	7
6.178% due 01/01/2035 •	74	76
6.280% due 09/01/2043 •(g)	495	514
6.500% due 05/01/2045 - 09/01/2055 (g)	336,201	352,731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/01/2053 - 10/01/2055	$29,243	$30,702
7.000% due 06/01/2054 - 07/01/2054	1,641	1,736

Federal National Mortgage Association Connecticut Avenue Securities Trust
6.762% due 03/25/2042 •	3,750	3,804

Federal National Mortgage Association Grantor Trust
5.426% due 08/25/2043 ~	12	12

Federal National Mortgage Association Interest STRIPS
0.000% due 01/25/2033 - 10/25/2040 (b)(f)	577	488
1.500% due 04/25/2037 - 01/25/2052 (a)	48,629	2,978
2.000% due 07/25/2037 - 08/25/2052 (a)	381,536	44,892
2.500% due 06/25/2052 - 08/25/2052 (a)	78,680	11,976
3.000% due 02/25/2028 - 08/25/2052 (a)	105,433	16,950
3.500% due 08/25/2043 - 11/25/2048 (a)	39,140	6,861
4.000% due 10/25/2053 (a)	42,339	8,901
5.000% due 08/25/2053 - 05/25/2055 (a)	388,776	82,226
5.500% due 02/25/2029 - 05/25/2055 (a)	86,509	17,927
5.500% due 01/25/2032 ~(a)	48	4
6.000% due 04/25/2032 - 05/25/2055 (a)	79,700	17,837
6.500% due 04/25/2038 (a)	149	33

Federal National Mortgage Association REMICS
0.000% due 10/25/2033 - 05/25/2048 (b)(f)	10,965	8,289
0.000% due 01/25/2043 - 05/25/2051 •	8,025	2,995
0.000% due 05/25/2051 - 02/25/2052 •(a)	519,546	1,633
0.174% due 08/25/2047 •(a)	19,110	564
0.200% due 02/25/2043 •(a)	2,772	15
0.224% due 01/25/2033 •	3,153	2,849
0.283% due 01/25/2044 ~(a)	931	7
0.289% due 06/25/2043 •(a)	3,624	149
0.335% due 07/25/2043 •	347	210
0.374% due 02/25/2033 •	1,229	1,075
0.506% due 11/25/2042 - 10/25/2045 •	2,263	1,809
0.868% due 03/25/2043 •	8,723	7,314
1.085% due 01/25/2043 •	38	31
1.168% due 03/25/2033 •	9,170	8,470
1.217% due 03/25/2047 •	256	167
1.224% due 06/25/2050 •(a)	7,730	600
1.255% due 12/25/2042 - 10/25/2043 •	2,644	2,096
1.400% due 06/25/2028	2,662	2,600
1.500% due 02/25/2028 - 04/25/2028	4,875	4,784
1.500% due 11/25/2035 - 08/25/2037 (a)	316,185	16,069
1.588% due 09/25/2054 •(a)	82,182	5,391
1.696% due 12/25/2050 ~(a)	43,387	2,108
1.754% due 01/25/2051 ~(a)	82,646	3,637
1.824% due 06/25/2044 •(a)	2,107	106
1.868% due 10/25/2046 ~(a)	158	7
1.875% due 07/25/2044 ~(a)	465	18
1.877% due 07/25/2052 ~(a)	462	21
1.944% due 04/25/2046 ~(a)	469	22
1.979% due 09/25/2045 ~(a)	319	12
1.980% due 07/25/2044 ~(a)	658	42
2.000% due 07/25/2041 - 12/25/2042	229	187
2.000% due 10/25/2050 - 07/25/2052 (a)	314,856	39,856
2.067% due 07/25/2045 ~(a)	10,771	595
2.068% due 03/25/2060 ~(a)	9,218	665
2.070% due 04/25/2055 ~(a)	770	36
2.072% due 03/25/2045 ~(a)	1,053	57
2.130% due 01/25/2045 ~(a)	387	21
2.173% due 08/25/2054 ~(a)	334	17

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	169

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.174% due 10/25/2043 - 01/25/2050 •(a)	$10,117	$1,481
2.184% due 12/25/2036 •(a)	234	17
2.220% due 06/25/2052 ~(a)	10,243	706
2.224% due 05/25/2046 - 11/25/2049 •(a)	63,073	7,521
2.234% due 11/25/2041 •	751	522
2.244% due 09/25/2049 •(a)	3,590	419
2.274% due 10/25/2042 - 07/25/2059 •(a)	53,582	5,848
2.291% due 08/25/2044 ~(a)	387	28
2.324% due 06/25/2037 - 07/25/2050 •(a)	47,819	5,874
2.360% due 02/25/2062 ~(a)	14,485	1,211
2.373% due 09/25/2061 ~(a)	5,637	486
2.374% due 09/25/2041 - 01/25/2049 •(a)	17,272	1,801
2.398% due 08/25/2055 ~(a)	446	20
2.418% due 06/25/2048 ~	1,667	190
2.423% due 08/25/2033 •	253	239
2.424% due 11/25/2044 - 05/25/2048 •(a)	21,761	2,750
2.424% due 05/25/2048 •	4,458	3,583
2.438% due 10/25/2054 •(a)	36,510	3,677
2.474% due 08/25/2041 - 02/25/2043 •(a)	9,031	717
2.500% due 12/25/2027 - 10/25/2052 (a)	884,001	129,776
2.500% due 01/25/2034	2,004	1,977
2.547% due 06/25/2043 •	1,953	1,587
2.654% due 03/25/2042 •(a)	687	102
2.824% due 09/25/2040 - 09/25/2042 •(a)	3,206	475
2.874% due 05/25/2036 •(a)	575	65
2.924% due 08/25/2040 •(a)	10	0
2.974% due 09/25/2039 •(a)	43	4
3.000% due 11/25/2027 - 10/25/2052 (a)	529,132	84,027
3.000% due 06/25/2033 - 05/25/2048	3,820	3,455
3.024% due 12/25/2032 - 11/25/2036 •(a)	1,018	113
3.124% due 04/25/2038 •(a)	232	20
3.324% due 10/25/2034 •(a)	269	9
3.438% due 09/25/2054 •(a)	69,714	5,906
3.500% due 10/25/2027 - 04/25/2053 (a)	251,931	44,471
3.500% due 05/25/2039 - 10/25/2042	1,247	1,175
3.625% due 05/25/2039	1,670	1,664
3.750% due 05/25/2033 - 01/25/2044	17	16
3.878% due 01/25/2041 •	1,584	1,608
3.924% due 08/25/2034 •(a)	88	5
3.962% due 11/25/2050 •	2,475	2,385
4.000% due 01/25/2033 - 03/25/2053 (a)	171,761	34,992
4.000% due 11/25/2040 - 05/25/2050	9,142	7,705
4.076% due 12/25/2047 - 09/25/2050 •	36,901	35,758
4.126% due 09/25/2044 •	3,010	2,961
4.146% due 08/25/2044 •	1,176	1,163
4.176% due 03/25/2042 - 05/25/2045 •	2,640	2,591
4.196% due 03/25/2049 •	376	373
4.221% due 02/25/2037 •	124	123
4.226% due 09/25/2049 - 07/25/2059 •	5,100	5,005
4.236% due 12/25/2046 •	728	721
4.246% due 09/25/2046 - 11/25/2059 •	5,581	5,500
4.326% due 12/25/2040 •	498	496
4.446% due 05/25/2050 •	1,643	1,637
4.461% due 12/25/2047 •	1,928	1,930
4.462% due 06/25/2055 •	36,151	35,888
4.481% due 01/25/2051 •	7,557	7,588
4.500% due 03/25/2040	12	12
4.500% due 11/25/2044 - 09/25/2053 (a)	127,349	29,107
4.581% due 12/25/2050 •	1,614	1,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.612% due 11/25/2053 •	$2,366	$2,380
4.616% due 04/25/2048 •	917	924
4.626% due 07/25/2038 •	70	71
4.632% due 08/25/2054 •	3,431	3,450
4.662% due 01/25/2054 •	49,911	50,244
4.672% due 03/25/2055 •	13,500	13,462
4.673% due 07/25/2055 •	25,400	25,326
4.712% due 12/25/2055 •	9,445	9,469
4.762% due 05/25/2054 - 07/25/2055 •	134,441	134,909
4.812% due 08/25/2055 •	24,512	24,705
4.842% due 08/25/2055 •	386	389
4.862% due 12/25/2054 - 11/25/2055 •	10,878	10,976
4.912% due 11/25/2052 - 09/25/2055 •	79,929	80,204
5.000% due 04/25/2035 - 07/25/2040	129	126
5.000% due 10/25/2054 (a)	38,612	8,260
5.062% due 02/25/2055 •	1,885	1,893
5.107% due 03/25/2040 •	52	52
5.212% due 06/25/2055 •	14,446	14,624
5.500% due 12/25/2034 - 06/25/2036	751	770
6.000% due 02/25/2034	43	45
7.000% due 11/25/2039 - 03/25/2049	69	72
10.414% due 12/25/2036 •	22	24

Federal National Mortgage Association REMICS Trust
0.037% due 07/25/2044 ~(a)	13,986	111
2.180% due 10/25/2046 ~(a)	3,217	153
2.674% due 09/25/2037 •(a)	1,310	78
5.199% due 05/25/2042 ~	11	11

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	9,708	443
6.300% due 06/25/2031 ~	10	10

Government National Mortgage Association
0.000% due 04/16/2053 ~(a)	200	0
0.022% due 08/16/2048 ~(a)	1,671	0
0.300% due 05/16/2050 ~(a)	607	1
1.815% due 05/16/2053 ~(a)	42	1
2.000% due 03/20/2052	7,583	6,273
3.000% due 09/20/2046 - 02/20/2056	27,411	24,524
3.000% due 11/20/2046 - 02/20/2053 (g)	125,106	112,225
3.500% due 03/20/2042 - 03/20/2056	195,226	179,378
3.500% due 10/20/2047 - 07/20/2055 (g)	1,025,751	943,344
4.000% due 07/20/2039 - 04/20/2055	3,659	3,495
4.000% due 01/20/2045 - 07/15/2048 (g)	4,340	4,198
4.500% due 09/15/2038 - 09/20/2048 (g)	54,850	54,192
4.500% due 07/20/2039 - 07/20/2048	3,239	3,174
5.000% due 08/20/2034 - 01/20/2049	669	666
5.000% due 06/20/2049 (g)	6,046	6,133
5.125% due 10/20/2044 •(g)	478	490
5.375% due 08/20/2045 •(g)	374	381
5.500% due 02/20/2034 - 04/20/2040	32	32
5.500% due 12/20/2038 - 01/20/2039 (g)	51	50
6.000% due 07/20/2038 - 06/20/2041	168	175
6.500% due 03/15/2035 (g)	175	180
6.500% due 01/20/2055 - 03/20/2055	495	515

Government National Mortgage Association REMICS
0.000% due 03/20/2035 - 06/16/2043 (b)(f)	3,074	2,679
0.000% due 10/20/2047 - 02/20/2049 •(a)	32,574	494
0.144% due 12/20/2042 ~	269	221
0.508% due 09/20/2045 •	323	210
1.089% due 06/20/2045 •	981	646

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.202% due 11/20/2045 ~(a)	$686	$29
1.207% due 09/20/2045 ~(a)	987	42
1.236% due 12/20/2045 ~(a)	598	28
1.244% due 06/20/2046 ~(a)	1,640	76
1.248% due 08/20/2045 - 11/20/2046 ~(a)	3,412	190
1.270% due 01/20/2047 ~(a)	3,053	175
1.277% due 06/20/2043 ~(a)	1,875	92
1.285% due 08/20/2047 ~(a)	2,561	122
1.290% due 10/20/2046 ~(a)	2,622	134
1.294% due 05/20/2047 ~(a)	4,415	225
1.307% due 08/20/2045 •	774	677
1.315% due 11/20/2046 ~(a)	235	18
1.320% due 07/20/2046 ~(a)	2,845	168
1.388% due 05/20/2040 ~(a)	2,742	124
1.404% due 07/20/2041 ~(a)	860	48
1.405% due 04/20/2043 ~(a)	4,300	257
1.489% due 06/20/2042 ~(a)	688	39
1.539% due 06/20/2042 ~(a)	648	29
1.750% due 05/20/2049 •(a)	3,737	299
1.760% due 09/20/2043 •(a)	668	13
1.760% due 01/20/2044 •	967	500
2.000% due 01/20/2051 (a)	18,426	2,074
2.021% due 12/20/2040 •	749	709
2.260% due 04/20/2046 - 09/20/2049 •(a)	32,626	3,744
2.263% due 06/16/2039 •(a)	565	30
2.310% due 01/20/2035 - 12/20/2048 •(a)	5,147	381
2.313% due 11/16/2034 •(a)	178	1
2.330% due 12/20/2035 •(a)	7,097	163
2.410% due 09/20/2048 •(a)	1,060	163
2.413% due 03/16/2035 •(a)	587	2
2.436% due 11/20/2046 •	25	23
2.460% due 04/20/2048 •	4,252	4,092
2.500% due 09/20/2050 (a)	2,948	80
2.663% due 02/16/2040 •(a)	1,104	76
2.910% due 05/20/2041 •(a)	537	37
3.000% due 02/20/2043 - 06/20/2046 (a)	1,950	103
3.000% due 08/20/2051 - 11/20/2067	11,084	8,586
3.500% due 11/20/2042 - 09/20/2046 (a)	5,521	858
3.500% due 02/20/2043 - 12/20/2068	34,989	25,298
3.500% due 01/20/2069 ~	1,068	1,037
3.973% due 09/20/2073 •	2,315	2,306
4.000% due 10/16/2044 (a)	645	73
4.040% due 03/20/2041 •	300	295
4.083% due 05/20/2068 •	195	194
4.173% due 03/20/2073 •	32,317	32,114
4.183% due 11/20/2070 •	4,430	4,394
4.233% due 11/20/2060 - 11/20/2070 •	12,156	12,126
4.240% due 02/20/2049 •	1,007	990
4.246% due 03/20/2068 •	244	245
4.276% due 02/20/2068 •	503	504
4.283% due 03/20/2061 - 07/20/2067 •	82	81
4.298% due 10/20/2062 •	20	20
4.303% due 08/20/2062 •	61	61
4.323% due 07/20/2063 - 05/20/2074 •	2,955	2,959
4.363% due 02/20/2053 •	53,366	53,241
4.373% due 02/20/2053 - 02/20/2074 •	15,852	15,817
4.383% due 08/20/2065 - 10/20/2069 •	1,242	1,244
4.403% due 01/20/2073 •	24,566	24,620
4.423% due 02/20/2053 - 01/20/2076 •	104,941	105,556
4.433% due 11/20/2074 •	924	931
4.443% due 12/20/2065 •	126	126
4.463% due 02/20/2073 - 04/20/2074 •	23,504	23,622
4.473% due 09/20/2055 - 02/20/2076 •	115,396	116,302
4.483% due 04/20/2062 •	447	449
4.493% due 12/20/2071 •	2,220	2,231
4.496% due 03/20/2069 •	240	243

170	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 12/16/2041 - 05/20/2043 (a)	$695	$97
4.513% due 04/20/2075 •	20,581	20,737
4.523% due 12/20/2053 - 07/20/2074 •	120,193	120,566
4.533% due 11/20/2065 - 03/20/2073 •	34,286	34,670
4.543% due 01/20/2073 •	1,519	1,538
4.553% due 02/20/2073 - 03/20/2073 •	20,051	20,233
4.562% due 02/20/2069 •	769	775
4.573% due 01/20/2073 - 07/20/2074 •	283,947	288,075
4.583% due 07/20/2066 •	43	43
4.603% due 01/20/2074 - 08/20/2074 •	34,769	35,371
4.623% due 11/20/2055 - 10/20/2073 •	52,072	52,897
4.633% due 08/20/2073 •	13,442	13,662
4.643% due 08/20/2073 •	22,532	22,878
4.653% due 09/20/2073 •	10,019	10,174
4.673% due 08/20/2054 - 12/20/2073 •	131,310	132,599
4.683% due 09/20/2069 •	479	482
4.712% due 10/20/2067 •	405	407
4.773% due 03/20/2073 - 06/20/2073 •	175,174	178,380
4.793% due 08/20/2073 •	7,106	7,231
4.823% due 09/20/2054 - 05/20/2073 •	8,344	8,437
4.827% due 08/20/2067 •	95	96
4.853% due 09/20/2054 •	2,153	2,164
4.873% due 08/20/2055 •	292	293
4.927% due 08/20/2068 •	3,105	3,130
4.933% due 05/20/2070 •	437	445
5.000% due 05/16/2043 (a)	393	51
5.161% due 07/20/2066 •	71	71
5.173% due 03/20/2071 - 08/20/2071 •	12,963	13,282
5.592% due 04/20/2067 •	1,363	1,381
5.761% due 10/20/2045 •	337	351

Government National Mortgage Association, TBA
2.000% due 05/01/2056	59,425	49,074
2.500% due 05/01/2056	116,200	99,923
3.000% due 04/01/2056	9,000	8,036
3.500% due 03/01/2056	271,000	248,691
4.500% due 06/01/2040 - 05/01/2056	753,816	727,288
5.000% due 06/01/2040 - 05/01/2056	438,500	433,106
5.500% due 06/01/2040 - 05/01/2056	57,000	57,207
6.000% due 04/01/2056 - 05/01/2056	38,500	39,121
6.500% due 05/01/2056	373,700	387,295

Seasoned Loans Structured Transaction Trust
4.632% due 05/25/2034 •	38,577	39,048

Uniform Mortgage-Backed Security, TBA
1.500% due 05/01/2056	7,800	6,018
3.000% due 04/01/2056 - 05/01/2056	128,700	113,062
3.500% due 04/01/2041	15,100	14,538
4.000% due 04/01/2041 - 06/01/2056	970,200	916,899
4.500% due 04/01/2041 - 05/01/2056	932,200	900,400
5.000% due 04/01/2041 - 06/01/2056	3,412,080	3,362,462
5.500% due 04/01/2056 - 05/01/2056	403,732	405,597
6.000% due 05/01/2056 - 07/01/2056	932,736	949,327
6.500% due 05/01/2056 - 06/01/2056	559,238	578,077

Total U.S. Government Agencies (Cost $20,386,587)		20,146,718

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds
4.875% due 08/15/2045		$7,037	$7,016

U.S. Treasury Notes
2.250% due 08/15/2027 (g)(i)(k)		21,700	21,245
4.250% due 08/15/2035 (i)(k)		11,170	11,130

Total U.S. Treasury Obligations (Cost $40,692)			39,391

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.2%

ACRA Trust
5.608% due 10/25/2064 þ		3,238	3,249

Adjustable Rate Mortgage Trust
4.743% due 09/25/2035 •		1,657	1,584
4.943% due 02/25/2035 •		5,928	5,831

American Home Mortgage Assets Trust
3.219% due 01/25/2036 ~		836	523
4.253% due 06/25/2037 •		4,177	4,083
4.373% due 08/25/2037 •		4,838	4,433
4.829% due 10/25/2046 •		6,357	5,254

American Home Mortgage Investment Trust
4.193% due 03/25/2046 •		3,287	2,989
4.643% due 06/25/2045 •		5,278	5,038

Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	11,752
4.800% due 11/25/2067 þ		6,590	6,557
5.338% due 05/27/2069 þ		2,536	2,540
5.985% due 01/25/2069 þ		671	675
6.197% due 01/25/2069 þ		6,103	6,152
6.500% due 12/25/2067 þ		2,499	2,509

Anthracite Investments Cayman Ltd.
5.678% due 06/20/2041		5,912	0

Ashford Hospitality Trust
5.095% due 04/15/2035 •		8,335	8,310
5.245% due 04/15/2035 •		15,035	14,963
5.945% due 04/15/2035 •		13,939	13,787

ATLX Trust
3.850% due 04/25/2063 þ		3,901	3,791
3.850% due 04/25/2064 þ		173	169

Atrium Hotel Portfolio Trust
5.620% due 12/15/2036 •		8,800	8,565

Avon Finance
4.645% due 12/28/2049 •	GBP	12,499	16,557

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «		$28,245	27,567
3.110% due 08/25/2052 «		10,000	8,962

BAMLL Commercial Mortgage Securities Trust
5.787% due 09/15/2038 •		4,000	3,802
6.537% due 09/15/2038 •		5,000	4,692

Banc of America Alternative Loan Trust
2.847% due 06/25/2037 •(a)		241	28
4.153% due 06/25/2037 •		224	164
6.000% due 06/25/2046		1,060	834

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~		209	207

Banc of America Funding Trust
2.424% due 01/27/2035 •		3,179	641
4.005% due 05/26/2037 •		22,258	19,974
4.586% due 02/20/2036 ~		472	429
4.751% due 01/20/2047 ~		98	86
6.000% due 09/25/2036		11	11

Banc of America Mortgage Trust
4.944% due 11/20/2046 ~		41	37
5.788% due 04/25/2035 ~		849	843
6.023% due 06/25/2034 ~		18	18
6.429% due 05/25/2034 ~		11	11

Bayview MSR Opportunity Master Fund Trust
3.000% due 12/25/2051 ~		3,587	3,122

Bayview Opportunity Master Fund VI Trust
4.562% due 10/25/2051 •		1,031	965

BBCMS Mortgage Trust
5.161% due 07/15/2037 •		3,300	3,133
5.861% due 07/15/2037 •		7,000	6,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.361% due 07/15/2037 •	$9,060	$8,173

BCAP LLC Trust
3.032% due 01/26/2037 ~	1,789	1,641
4.586% due 02/26/2036 ~	2,409	2,242
5.500% due 04/25/2037	966	376

BCP Trust
5.383% due 06/15/2038 •	5,000	1,684
6.279% due 06/15/2038 •	12,750	1,765

Bear Stearns ALT-A Trust
4.047% due 08/25/2036 ~	4,599	3,036
4.113% due 02/25/2034 •	12	11
4.113% due 08/25/2036 •	3,742	3,414
4.293% due 01/25/2036 •	440	431
4.567% due 11/25/2035 ~	453	342
4.718% due 09/25/2035 ~	990	518
5.140% due 04/25/2035 ~	9	9

Bear Stearns ARM Trust
4.064% due 10/25/2036 ~	112	95
4.503% due 03/25/2035 ~	104	96
4.819% due 07/25/2034 ~	24	23
5.456% due 05/25/2037 ~	1,712	1,519
6.273% due 12/25/2046 •	236	199
6.298% due 12/25/2046 •	1,415	1,271

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	41	41

Bear Stearns Mortgage Funding Trust
4.253% due 09/25/2046 •	74	71

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~	1,145	819

Beast Mortgage Trust
5.237% due 03/15/2036 •	3,000	1,393
5.737% due 03/15/2036 •	5,590	1,785
6.287% due 03/15/2036 •	32,020	6,866

BINOM Securitization Trust
4.441% due 08/25/2057 ~	19,437	18,942

BWAY Mortgage Trust
5.987% due 09/15/2036 •	6,000	5,651
6.637% due 09/15/2036 •	7,000	6,385

BX Commercial Mortgage Trust
4.708% due 12/15/2038 •	12,465	12,460
4.987% due 04/15/2034 •	2,900	2,872
5.437% due 04/15/2034 •	11,733	11,590

BX Trust
4.293% due 10/15/2036 •	5,000	4,996
4.979% due 10/15/2026 •	1,074	1,073
5.618% due 10/15/2026 •	2,865	2,862

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	7,951	7,828
4.000% due 10/25/2054 ~	12,562	12,278

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,066	10,678
3.250% due 08/25/2064 ~	8,791	7,819
3.250% due 09/25/2064 ~	11,250	10,006
3.375% due 12/25/2064 ~	7,338	6,571
3.375% due 04/25/2065 ~	8,269	7,435
4.912% due 05/25/2055 •	4,974	4,987
4.912% due 09/25/2055 •	8,008	8,028
4.962% due 06/25/2055 •	15,150	15,248
5.162% due 04/25/2056 •	28,222	28,329

Chase Mortgage Finance Corp.
4.862% due 01/25/2057 ~	58,412	58,447

Chase Mortgage Finance Trust
6.870% due 02/25/2037 ~	3	3

ChaseFlex Trust
4.143% due 02/25/2037 •	4,653	1,011
4.393% due 05/25/2037 •	8,700	7,878
4.473% due 05/25/2037 •	657	631

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.093% due 08/25/2037 •	1,798	1,618

CHL Mortgage Pass-Through Trust
4.135% due 02/25/2047 ~	332	307
4.147% due 03/25/2037 ~	233	202
4.336% due 11/25/2037 ~	795	755
4.350% due 01/25/2036 ~	33	30
4.453% due 02/25/2035 •	243	232

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	171

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/01/2034	$143	$139
4.657% due 01/25/2036 ~	803	770
5.500% due 01/25/2035	134	136
5.750% due 05/25/2037	23	8
5.750% due 06/25/2037	4,081	1,802
5.750% due 07/25/2037	1,235	545
6.000% due 02/25/2037	5,413	2,299
6.000% due 01/25/2038	256	104
6.250% due 09/25/2037	57	33
6.500% due 10/25/2037	9,616	2,725
6.500% due 11/25/2037	4,063	1,196

CHL Reperforming Loan REMICS Trust
4.133% due 01/25/2036 •	66	62
4.723% due 01/25/2034 ~	2,243	2,036
7.500% due 06/25/2035	99	101

CIM Trust
0.500% due 07/01/2051 ~(a)	76,870	2,395
4.750% due 06/25/2064 ~	5,739	5,648
5.000% due 05/25/2062 ~	2,047	2,035
5.000% due 02/25/2099 þ	2,255	2,233
6.639% due 12/25/2067 þ	2,588	2,592

Citigroup Commercial Mortgage Trust
4.242% due 11/10/2051	7,765	7,753

Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	70,169	73,048
0.000% due 09/25/2064 ~	81,866	69,101
0.000% due 02/25/2065 ~	117,980	102,686
0.250% due 09/25/2051 ~(a)	46,163	679
4.170% due 06/27/2037 ~	5,659	5,034
4.651% due 02/20/2036 ~	2,185	2,028
4.692% due 08/25/2035 ~	242	226
5.012% due 07/25/2054 •	7,064	7,101
5.162% due 06/25/2055 •	15,087	15,176
6.000% due 08/25/2037 ~	1,704	571
6.050% due 03/25/2036 •	9	9
6.490% due 05/25/2035 •	1	1

CLNY Trust
5.512% due 11/15/2038 •	5,000	4,939

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ	4,915	4,965

Countrywide Alternative Loan Trust
1.807% due 06/25/2036 •(a)	1,330	143
3.157% due 10/25/2037 •(a)	5,773	802
4.033% due 06/25/2036 •	1,354	1,311
4.073% due 04/25/2047 •	214	197
4.153% due 11/25/2036 •	670	980
4.173% due 09/25/2046 •	1,353	1,340
4.193% due 06/25/2036 •	1,344	527
4.329% due 03/25/2047 •	45	36
4.353% due 08/25/2047 •	2,434	2,074
4.430% due 11/20/2035 •	120	115
4.430% due 12/20/2035 •	1,611	1,542
4.493% due 05/25/2036 •	164	64
5.199% due 05/25/2036 ~	857	829
5.259% due 08/25/2035 •	2,049	1,991
5.359% due 09/25/2035 •	400	377
5.500% due 07/25/2035	3,833	2,703
5.750% due 03/25/2034	2,319	2,361
5.909% due 10/20/2035 •	885	636
6.000% due 10/25/2034	6,566	6,655
6.000% due 12/25/2034	2,416	2,088
6.000% due 07/25/2036	15,707	5,933
6.000% due 08/25/2036	976	930
6.000% due 08/25/2036 •	787	751
6.000% due 02/25/2037	3,868	1,432
6.000% due 04/25/2037	12,184	5,301
6.000% due 07/25/2037	12,179	6,108
6.500% due 12/25/2036	8,003	3,300

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	35	18

Cross Mortgage Trust
5.129% due 09/25/2069 ~	2,973	2,975
5.549% due 12/25/2069 ~	4,161	4,177
6.093% due 04/25/2069 þ	4,390	4,418
6.147% due 07/25/2069 þ	4,165	4,199
6.272% due 06/25/2069 þ	6,094	6,144
6.615% due 03/25/2068 þ	3,283	3,289

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 þ	57	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Mortgage-Backed Trust
5.180% due 01/15/2049 ~		$2,500	$131

CSMC Trust
0.938% due 05/25/2066 ~		904	748
2.000% due 01/25/2060		14,315	12,571
2.000% due 01/25/2060 ~		1,131	1,004
2.000% due 10/25/2060 ~		460	416
2.500% due 07/25/2056 ~		1,712	1,427
2.983% due 07/25/2057 ~		6,580	6,179
3.000% due 11/25/2056 ~		5,412	4,707
3.375% due 01/25/2060		1,000	814
3.904% due 04/25/2062 ~		2,617	2,506
4.151% due 12/27/2060 ~		18,018	17,968
4.591% due 01/26/2047 ~		2,505	1,245
4.699% due 05/27/2053 ~		1,950	1,764
4.945% due 10/26/2036 ~		400	361
5.587% due 07/15/2038 •		4,000	2,829
6.087% due 07/15/2038 •		5,000	1,585
6.250% due 05/26/2048		5,721	4,835
6.611% due 06/01/2050 ~		1,770	1,765
6.687% due 07/15/2038 •		10,000	1,596

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,387

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.093% due 03/25/2037 •		762	733
4.093% due 09/25/2047 •		12,622	11,117
4.273% due 01/25/2047 •		5,340	4,831

DOLP Trust
3.704% due 05/10/2041 ~		46,540	38,756

DROP Mortgage Trust
5.487% due 10/15/2043 •		5,500	5,474
6.037% due 10/15/2043 •		7,200	7,141

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,558
4.812% due 11/25/2060 •		34,417	34,395
5.522% due 01/26/2060 þ		1,243	1,247
5.655% due 02/25/2060 þ		4,299	4,323

Eurosail-U.K. PLC
4.635% due 09/13/2045 •	GBP	575	745

Finance of America HECM Buyout
4.500% due 11/25/2035 ~		$4,598	4,555

First Horizon Alternative Mortgage Securities Trust
3.987% due 07/25/2036 ~		72	64

First Horizon Mortgage Pass-Through Trust
5.495% due 11/25/2035 ~		7	5
5.994% due 08/25/2035 ~		59	39

GCAT Trust
2.565% due 05/25/2066		9,952	7,461
4.250% due 05/25/2067 ~		3,456	3,265
5.500% due 08/25/2055 ~		40,870	40,926
6.007% due 01/25/2059 þ		2,300	2,311
6.085% due 06/25/2059 þ		3,150	3,173
6.500% due 01/25/2054 ~		4,888	5,010

Global Mortgage Securitization Ltd.
4.063% due 04/25/2032 •		301	293

GMACM Mortgage Loan Trust
7.500% due 05/25/2035 ~		7	7

GreenPoint Mortgage Funding Trust
4.253% due 02/25/2037 •		6,618	6,544

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	3,736	4,245

GS Mortgage Securities Corp. Trust
5.170% due 07/15/2031 •		$11,605	3,595
5.420% due 07/15/2031 •		3,293	640
5.590% due 12/15/2036 •		3,356	3,314

GS Mortgage-Backed Securities Corp. Trust
0.250% due 05/25/2051 ~(a)		14,896	197
2.000% due 12/25/2060 ~		2,770	2,388
2.300% due 07/25/2061 ~		17,128	14,518
3.207% due 07/25/2061 ~		5,664	4,676
4.211% due 07/25/2061 ~		2,039	1,710

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(f)		42	41
0.000% due 07/25/2064 (b)(f)		150	148
0.000% due 08/25/2065 (b)(f)		457	444
0.000% due 08/25/2071 ~		726	612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.500% due 01/25/2053 ~(a)	$32,319	$1,051
3.203% due 01/25/2064 ~	96,126	81,476
3.625% due 01/25/2059 ~	18,306	17,957
3.640% due 07/25/2064 ~	100,725	85,243
3.750% due 10/25/2057	895	879
3.900% due 09/25/2061 þ	6,437	6,291
3.999% due 08/25/2065 ~	125,279	112,213
4.029% due 07/25/2064 ~	99,463	88,065
4.100% due 07/25/2065 þ	10,237	9,951
4.638% due 08/25/2071 ~	84,437	78,408
5.011% due 11/25/2054 •	3,435	3,444
6.320% due 04/25/2065 ~	76,849	78,156

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •	399	321
4.191% due 03/25/2035 ~	2,077	2,033
4.193% due 04/25/2036 •	3,798	3,277
4.255% due 01/25/2036 ~	1,734	1,563

GSMSC Resecuritization Trust
3.866% due 06/26/2037 ~	2,966	2,692

GSR Mortgage Loan Trust
6.250% due 08/25/2036	659	170

HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •	10,127	9,085
4.201% due 12/19/2036 •	3,670	3,089
4.211% due 11/19/2036 •	1,519	1,448
4.411% due 08/19/2045 •	17	16
5.460% due 04/19/2034 ~	45	45
5.759% due 09/19/2035 •	1,940	1,443
5.859% due 10/19/2035 •	16,710	7,700

Hilton USA Trust
2.828% due 11/05/2035	1,000	857

Homestar Mortgage Acceptance Corp.
4.588% due 03/25/2034 •	773	793

HSI Asset Loan Obligation Trust
2.837% due 12/25/2036 •(a)	726	65
4.163% due 12/25/2036 •	742	136

Hundred Acre Wood Trust
4.567% due 12/25/2051 •	6,274	5,891

Impac Secured Assets Trust
4.353% due 08/25/2036 •	1,080	978
4.493% due 05/25/2036 •	7	7

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	930	909

IndyMac IMSC Mortgage Loan Trust
3.715% due 06/25/2037 ~	9,773	5,776

IndyMac INDX Mortgage Loan Trust
3.619% due 09/25/2036 ~	109	86
3.779% due 09/25/2036 ~	1,538	1,358
4.153% due 02/25/2037 •	1,673	1,533
4.193% due 10/25/2036 •	5	4
4.271% due 08/25/2035 ~	22	20
4.573% due 12/25/2034 •	180	139

Jefferies Resecuritization Trust
9.298% due 06/25/2047 ~	415	349

JP Morgan Alternative Loan Trust
4.113% due 11/25/2036 •	2,193	1,925
4.353% due 04/25/2047 •	633	610
6.000% due 12/27/2036	2,464	1,141

JP Morgan Chase Commercial Mortgage Securities Trust
2.854% due 09/06/2038 ~	10,000	9,932
4.797% due 06/15/2038 •	1,520	1,471
5.270% due 02/15/2035 •	1,021	986
5.537% due 03/15/2036 •	1,900	1,590
6.087% due 03/15/2036 •	29,900	21,946
6.887% due 03/15/2036 •	4,000	2,180

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	78,534	84,861
0.000% due 10/25/2055 ~	106,423	113,613
0.150% due 03/25/2052 ~(a)	26,915	239
0.188% due 11/25/2051 ~(a)	39,896	432
0.450% due 07/25/2052 ~(a)	59,568	1,477
0.484% due 02/25/2052 ~(a)	43,004	1,217
0.500% due 12/25/2051 ~(a)	60,100	1,769
0.500% due 04/25/2052 ~(a)	8,372	151
0.500% due 05/25/2052 ~(a)	69,677	2,077
0.500% due 06/25/2052 ~(a)	35,404	1,056

172	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 12/25/2051 ~(a)	$9,045	$1,223
2.500% due 04/25/2052 ~(a)	6,967	950
3.500% due 09/25/2052 ~	9,780	8,857
4.273% due 06/25/2036 ~	2,538	1,705
4.391% due 01/25/2037 ~	1,432	1,192
4.617% due 05/25/2052 •	19,263	18,076
4.625% due 07/25/2063 ~	3,585	3,491
4.912% due 11/25/2054 •	31,336	31,415
4.912% due 12/25/2054 •	37,956	38,052
4.912% due 03/25/2055 •	9,971	9,997
4.962% due 03/25/2056 •	34,002	34,092
5.000% due 12/25/2051 ~	2,425	2,375
5.012% due 02/25/2055 •	6,255	6,271
5.198% due 11/25/2035 ~	1,927	1,561
5.250% due 11/25/2063 ~	1,081	1,073
5.337% due 04/25/2035 ~	7	7
5.561% due 09/25/2055 þ	7,760	7,756
6.178% due 07/25/2035 ~	1	1
6.222% due 07/25/2035 ~	2	2
7.000% due 08/25/2037	954	443
7.317% due 12/25/2055 ~	85,420	86,194

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	1,664	1,574
6.000% due 09/26/2036 ~	2,843	2,226

JP Morgan Seasoned Mortgage Trust
3.684% due 01/25/2063 ~	11,055	10,334
4.337% due 01/25/2063 ~	2,619	2,517

KREST Commercial Mortgage Securities Trust
2.927% due 11/05/2044 ~	17,515	11,788

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,722	3,450
4.250% due 09/29/2046 «	20,662	18,929

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	6,715	6,497

Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ	4,414	4,420
5.750% due 07/25/2061 þ	6,102	6,108
5.892% due 10/25/2066 þ	4,247	4,252
6.250% due 07/25/2067 þ	8,838	8,851

Lehman Mortgage Trust
2.757% due 11/25/2036 •(a)	16,527	1,874
4.113% due 08/25/2036 •	67	41
4.243% due 11/25/2036 •	25,605	5,491
5.750% due 02/25/2037	3,605	2,322

Lehman XS Trust
4.033% due 08/25/2036 •	53	64
4.153% due 12/25/2036 •	4,610	4,677
4.293% due 08/25/2037 •	1,146	1,134
4.693% due 08/25/2047 •	1,546	1,448

Luminent Mortgage Trust
4.253% due 05/25/2037 •	19	18

LUX
6.363% due 08/15/2040 •	8,300	8,351

MASTR Asset Securitization Trust
6.250% due 01/25/2038	417	207

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	718	426
7.000% due 07/25/2035	1,895	1,172

Merrill Lynch Alternative Note Asset Trust
3.298% due 10/25/2047 ~	4,431	1,078

Merrill Lynch Mortgage Investors Trust
5.600% due 02/25/2036 ~	260	166

MF1 Trust
4.743% due 12/15/2034 •	5,270	5,251

MFA Trust
2.306% due 04/25/2065 ~	8,966	7,961
2.500% due 10/25/2051 ~(a)	26,804	4,182
2.855% due 07/25/2060 ~	1,372	1,138
4.250% due 02/25/2066 ~	826	789
6.105% due 12/25/2068 þ	2,946	2,962
6.775% due 10/25/2058 þ	3,824	3,849

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	886	873
2.750% due 08/25/2059 ~	2,635	2,571
3.000% due 08/25/2059 ~	5,000	4,658
3.500% due 04/25/2066 ~	5,995	5,896

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		$10,000	$8,864
4.787% due 05/15/2036 •		2,671	381
5.370% due 11/15/2034 •		1,318	1,303
5.585% due 12/15/2038 •		8,896	8,145
6.165% due 12/15/2038 •		24,544	22,240
6.864% due 12/15/2038 •		8,200	7,233

Morgan Stanley Mortgage Loan Trust
4.212% due 09/25/2035 ~		38	24
4.693% due 02/25/2036 •		94	89
4.871% due 12/25/2035 ~		1,469	1,375
5.500% due 10/25/2037		264	258
6.201% due 02/25/2047 þ		1,904	611

Morgan Stanley Re-REMICS Trust
3.629% due 02/26/2037 •		8,052	7,714

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		3,434	3,343
5.044% due 07/25/2069 ~		8,734	8,714

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •		2,327	2,137

MortgageIT Securities Corp. Mortgage Loan Trust
4.253% due 06/25/2047 •		1,698	1,484

MortgageIT Trust
4.573% due 11/25/2034 •		73	71

New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		9,546	1,025
2.201% due 10/25/2058 ~		10,000	9,242
2.750% due 07/25/2059 ~		16,379	15,891
2.750% due 11/25/2059 ~		111	106
3.000% due 07/25/2059 ~		1,837	1,713
3.008% due 10/25/2058 ~		5,500	5,009
3.500% due 12/25/2058 ~		511	479
3.500% due 10/25/2059 ~		1,540	1,445
3.963% due 10/25/2058 ~		2,500	2,296
4.617% due 09/25/2051 •		12,538	11,794

New York Mortgage Trust
4.453% due 08/25/2035 •		1,017	931

NLT Trust
3.200% due 10/25/2062 ~		2,816	2,601

NYMT Loan Trust
3.215% due 07/25/2061		800	696
3.750% due 02/25/2068 ~		1,597	1,480
3.750% due 11/25/2069 ~		7,611	7,335
5.379% due 06/25/2069 ~		4,032	4,044

OBX Trust
3.000% due 01/25/2052 ~		4,326	3,751
3.620% due 03/25/2053 ~		8,676	8,690
3.703% due 04/25/2053 ~		13,019	12,968
4.940% due 09/25/2062 þ		15,260	15,170
5.110% due 08/25/2062 þ		4,868	4,855
5.610% due 11/25/2064 ~		3,737	3,757
6.030% due 01/25/2064 þ		5,594	5,639
6.233% due 05/25/2064 þ		3,985	4,021
6.465% due 10/25/2063 þ		5,537	5,576
6.520% due 07/25/2063 þ		8,096	8,110
6.567% due 06/25/2063 þ		4,259	4,263
6.844% due 04/25/2063 þ		2,511	2,525
7.045% due 09/25/2063 þ		4,741	4,771
7.159% due 10/25/2063 þ		7,272	7,331

Oceanview Mortgage Trust
4.611% due 05/25/2055 •		11,661	11,692

One Bryant Park Trust
2.516% due 09/15/2054		40,000	36,990

PMT Loan Trust
5.021% due 02/25/2057 •		29,700	29,773

Preferred Residential Securities PLC
4.865% due 12/15/2043 •	GBP	4,656	6,057

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		$3,402	3,252
4.000% due 08/25/2064 þ		4,082	3,964
4.000% due 03/25/2065 þ		26,341	25,526
4.000% due 07/25/2069 þ		1,792	1,744
4.075% due 06/25/2064 ~		3,308	3,127
4.150% due 04/25/2065 þ		5,444	5,303
5.249% due 10/25/2055		3,698	3,685

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRKCM Trust
6.333% due 03/25/2059 þ		$2,961	$2,984
6.431% due 05/25/2059 þ		593	599
6.584% due 09/25/2058 þ		4,701	4,714
7.225% due 11/25/2058 þ		2,875	2,901

PRPM LLC
3.750% due 03/25/2054 þ		1,500	1,471
3.750% due 04/25/2055 þ		1,821	1,774
4.000% due 11/25/2053 þ		744	734
4.000% due 01/25/2054 þ		687	679
4.000% due 05/25/2054 þ		615	606
4.000% due 07/25/2054 þ		622	613
4.000% due 08/25/2054 þ		594	584
4.000% due 11/25/2054 þ		4,873	4,763
4.000% due 10/25/2064 þ		1,876	1,838
4.200% due 12/25/2064 þ		1,947	1,920
4.500% due 02/25/2055 þ		1,520	1,501
4.500% due 08/25/2055 þ		3,482	3,427
4.500% due 06/25/2065 þ		23,765	23,273
4.942% due 12/25/2055 þ		7,783	7,719
5.185% due 02/25/2031 þ		4,510	4,466
5.250% due 07/25/2055 þ		2,517	2,514
5.385% due 10/25/2030 þ		1,465	1,459
5.774% due 08/25/2028 þ		7,721	7,710
5.870% due 11/25/2029 þ		3,428	3,432
5.897% due 12/25/2029 þ		5,129	5,128
6.179% due 06/25/2030 þ		4,776	4,771
6.469% due 05/25/2030 þ		2,751	2,747

PRPM Trust
4.845% due 01/25/2056 þ		951	947
5.228% due 08/25/2069 þ		3,234	3,230
5.674% due 12/26/2069 þ		4,334	4,352
5.802% due 11/25/2069 þ		8,916	8,970
6.221% due 11/25/2068 þ		6,404	6,450
6.250% due 08/25/2068 þ		4,938	4,949
6.255% due 05/25/2030 þ		1,676	1,673
6.265% due 12/25/2068 þ		1,482	1,491
6.327% due 06/25/2069 þ		3,583	3,617

RALI Trust
2.807% due 06/25/2037 •(a)		2,040	224
4.093% due 08/25/2035 •		98	67
4.143% due 08/25/2035 •		435	350
4.173% due 05/25/2037 •		2,574	2,428
4.193% due 06/25/2037 •		2,040	1,492
4.193% due 10/25/2046 •		469	458
4.343% due 01/25/2037 •		2,781	2,063
4.593% due 10/25/2045 •		82	57
4.788% due 10/25/2037 ~		4,520	3,607
5.219% due 09/25/2045 •		1,223	1,061
5.678% due 12/25/2035 ~		3,713	1,368
6.500% due 02/25/2037		2,406	2,028
6.798% due 05/25/2035 ~		51	26
8.000% due 04/25/2036 •		105	88

RBSGC Mortgage Loan Trust
4.093% due 01/25/2037 •		20,237	2,990

RBSSP Resecuritization Trust
4.605% due 12/25/2035 ~		1,746	1,669
6.000% due 06/26/2037 ~		75	70

Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD	3,376	2,420

Residential Asset Securitization Trust
6.250% due 08/25/2036		$451	314

RFMSI Trust
5.843% due 04/25/2037 ~		75	65

RiverView HECM Pass-Through Certificates Trust
4.063% due 05/25/2047 •		701	627

Saluda Grade Alternative Mortgage Trust
5.582% due 08/25/2059 þ		7,529	7,565

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		2,404	2,413

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~		385	331

Sequoia Mortgage Trust
4.170% due 06/20/2036 •		31	30
4.217% due 07/20/2037 ~		44	35
4.435% due 11/25/2063 ~		6,324	6,319
4.674% due 04/25/2056 ~		6,900	6,744

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	173

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.046% due 10/25/2055 ~		$4,247	$4,248
5.172% due 04/25/2056 •		73,800	73,982

SFO Commercial Mortgage Trust
5.287% due 05/15/2038 •		8,750	8,737
5.587% due 05/15/2038 •		15,140	15,064
6.187% due 05/15/2038 •		5,500	5,460

SMRT Commercial Mortgage Trust
4.673% due 01/15/2039 •		30,128	30,115

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	6,079
3.386% due 11/25/2066 ~		9,324	6,901

Structured Adjustable Rate Mortgage Loan Trust
4.093% due 02/25/2037 •		1,772	1,805
4.153% due 10/25/2035 •		2,930	2,810
4.443% due 08/25/2035 ~		172	150
4.672% due 05/25/2035 ~		709	590
4.768% due 08/25/2035 •		4,434	4,021
6.093% due 12/25/2037 •		1,823	1,589

Structured Asset Mortgage Investments II Trust
4.153% due 07/25/2046 •		31	29
4.173% due 07/25/2046 •		2,140	1,772
4.233% due 05/25/2036 •		274	230

Structured Asset Securities Corp.
0.481% due 11/25/2035 ~(a)		4,175	68
4.043% due 07/25/2035 •		447	398
4.053% due 11/25/2035 •		4,175	3,733
4.848% due 01/25/2036 ~		1,122	1,015

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •		729	614

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.092% due 09/25/2033 ~		21	20

Thornburg Mortgage Securities Trust
5.836% due 03/25/2037 •		2,697	1,916

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		1,871	1,773
3.250% due 07/25/2056 ~		221	220
3.750% due 10/25/2056 ~		6,020	5,823
3.750% due 05/25/2058 ~		10,283	10,105
4.103% due 01/25/2066 ~		16,047	15,842
4.546% due 10/27/2064 ~		18,938	18,968
4.612% due 10/25/2064 ~		38,556	38,250
4.793% due 05/25/2058 •		1,452	1,479
4.793% due 10/25/2059 •		1,955	1,956
5.012% due 07/25/2065 ~		12,523	12,473

UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		19,677	601
2.500% due 11/25/2051 ~(a)		5,806	790
4.612% due 12/25/2051 •		12,891	12,034
4.667% due 09/25/2051 •		6,958	6,538

Valley Funding PLC
0.000% due 05/16/2066 (f)	GBP	8,096	9,838
4.745% due 05/16/2066 •		39,166	51,752
5.245% due 05/16/2066 •		4,995	6,604
5.745% due 05/16/2066 •		5,212	6,882
6.745% due 05/16/2066 •		2,693	3,557
7.745% due 05/16/2066 •		1,737	2,296
9.245% due 05/16/2066 •		956	1,270

VASA Trust
5.037% due 07/15/2039 •		$14,850	14,370
5.537% due 07/15/2039 •		16,314	15,389
5.887% due 07/15/2039 •		11,635	10,805

Verus Securitization Trust
4.260% due 02/25/2067 þ		4,315	4,153
5.218% due 09/25/2069 ~		7,181	7,204
5.402% due 05/25/2065 þ		7,232	7,255
5.799% due 07/25/2069 þ		7,083	7,127
6.192% due 06/25/2069 þ		5,788	5,842
6.218% due 06/25/2069 þ		5,007	5,051
6.259% due 12/25/2068 þ		2,493	2,507
6.338% due 04/25/2069 þ		4,130	4,167
6.443% due 08/25/2068 þ		3,152	3,157
6.665% due 09/25/2068 þ		8,788	8,829
6.876% due 11/25/2068 ~		2,388	2,408
7.070% due 10/25/2068 þ		7,370	7,426

Visio Trust
6.598% due 10/25/2058 þ		3,075	3,082

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Commercial Mortgage Securities Trust
6.243% due 12/27/2049 ~		$3,628	$3,619

WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~		2,899	2,545
3.817% due 07/25/2037 ~		48	43
3.878% due 03/25/2037 ~		2,926	2,634
4.136% due 12/25/2036 ~		540	492
4.533% due 11/25/2034 •		318	313
4.535% due 12/25/2035 ~		128	118
4.573% due 10/25/2044 •		1,280	1,268
4.629% due 04/25/2047 •		440	391
4.647% due 07/25/2037 ~		26	24
4.669% due 07/25/2047 •		369	315
4.923% due 01/25/2035 ~		2,074	2,020
5.109% due 01/25/2047 •		3,680	3,339

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (f)	GBP	0	1,961
4.695% due 12/21/2049 •		4,288	5,680
5.395% due 12/21/2049 •		2,387	3,163
5.895% due 12/21/2049 •		1,193	1,571
6.395% due 12/21/2049 •		682	896
6.895% due 12/21/2049 •		682	889

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ		$4,904	1,271
4.293% due 02/25/2036 •		168	144
4.559% due 01/25/2047 •		1,157	1,023
5.750% due 11/25/2035		527	500
6.500% due 03/25/2036		5,806	4,411

Wells Fargo Alternative Loan Trust
4.333% due 03/25/2037 •		239	194

Wells Fargo Commercial Mortgage Trust
5.266% due 10/15/2042 •		10,300	10,291
5.315% due 07/15/2037 •		9,100	9,092

Wells Fargo Mortgage-Backed Securities Trust
4.293% due 06/25/2037 •		25	22
5.865% due 11/25/2037 ~		1,770	1,639

WSTN Trust
6.297% due 07/05/2037 ~		16,100	16,274

Total Non-Agency Mortgage-Backed Securities (Cost $3,772,123)			3,564,342

ASSET-BACKED SECURITIES 27.3%

AUTOMOBILE ABS OTHER 1.3%

Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033		9,895	9,918
5.117% due 09/15/2032		969	976
5.215% due 09/15/2032		561	565
5.410% due 09/15/2032		2,679	2,696
6.315% due 05/17/2032		207	210
6.678% due 09/15/2032		1,429	1,437
8.036% due 09/15/2032		612	620
11.395% due 09/15/2032		2,653	2,704

CarMax Select Receivables Trust
4.352% due 05/15/2028 •		4,177	4,181
4.402% due 09/15/2027 •		40	40

Carvana Auto Receivables Trust
4.670% due 12/10/2030		19,760	19,812
4.900% due 12/10/2030		8,558	8,574

CPS Auto Receivables Trust
4.650% due 03/15/2029		6,500	6,509
4.760% due 01/15/2031		8,700	8,712

Drive Auto Receivables Trust
4.520% due 07/16/2029		20,000	20,043
4.670% due 05/17/2032		20,000	20,100

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		9,862	9,874
4.640% due 01/15/2030		10,000	10,027

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		6,100	6,129
5.080% due 01/16/2029		3,200	3,213
5.210% due 02/18/2031		8,200	8,281
6.440% due 05/15/2029		3,690	3,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLS Auto Select Receivables Trust
5.640% due 08/15/2030		$500	$509
5.920% due 08/15/2030		500	514

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		9,500	9,558

SBNA Auto Receivables Trust
5.140% due 04/15/2031		6,912	6,928
5.340% due 09/15/2031		7,250	7,267

			173,168

AUTOMOBILE SEQUENTIAL 1.4%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033		11,077	11,099
4.970% due 09/15/2032		1,837	1,850

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		1,080	1,084

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		4,507	4,513

CarMax Select Receivables Trust
4.760% due 05/15/2028		5,127	5,138
5.400% due 11/15/2028		1,700	1,711
5.780% due 09/15/2027		72	72

Carvana Auto Receivables Trust
4.310% due 09/10/2030		2,875	2,872
4.500% due 06/12/2028		1,458	1,459
4.530% due 01/10/2029		11,576	11,587
4.640% due 01/10/2030		7,392	7,416
4.740% due 12/10/2030		3,700	3,728
4.850% due 06/12/2028		2,000	2,007
5.710% due 07/10/2028		2,093	2,097
5.710% due 07/10/2029		4,270	4,348
5.820% due 08/10/2028		2,020	2,030
6.160% due 10/10/2028		622	626

Chase Auto Owner Trust
5.220% due 07/25/2029		11,699	11,801

CPS Auto Receivables Trust
4.910% due 06/15/2028		520	520

Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,500	3,530
5.310% due 04/20/2027		1,150	1,152

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,220
5.540% due 04/16/2029		3,347	3,370

FHF Issuer Trust
4.920% due 02/15/2031		7,699	7,699
4.940% due 11/15/2030		3,875	3,867
5.690% due 02/15/2030		2,748	2,765
5.890% due 06/15/2030		1,967	1,981
6.790% due 10/15/2029		1,644	1,658

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		2,876	2,879
5.020% due 04/17/2028		780	781

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		4,601	4,612
5.240% due 03/15/2030		1,550	1,559
5.590% due 10/15/2029		880	887

GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	3,329	2,406

LAD Auto Receivables Trust
5.460% due 07/16/2029		$1,200	1,213

Lendbuzz Securitization Trust
4.970% due 10/15/2029		2,722	2,724
5.100% due 10/15/2030		1,996	2,001

Octane Receivables Trust
4.940% due 05/20/2030		2,742	2,752

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029		2,200	2,208
4.630% due 12/10/2027		2,431	2,432

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		6,303	6,321

Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		7,800	7,826

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		4,686	4,659

174	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		$2,307	$2,319

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		2,960	2,963
4.710% due 06/15/2028		9,622	9,628
4.850% due 01/16/2029		4,961	4,970

SBNA Auto Lease Trust
6.520% due 04/20/2028		2,088	2,090

SCCU Auto Receivables Trust
5.110% due 06/15/2029		9,675	9,722
5.160% due 05/15/2030		9,100	9,217
5.700% due 10/16/2028		2,419	2,432
5.700% due 08/15/2029		2,800	2,847

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		358	332

Veros Auto Receivables Trust
6.280% due 11/15/2027		117	117

			195,097

CMBS OTHER 2.2%

Acore Issuer LLC
5.125% due 08/20/2043 •		29,900	29,882

ACREC LLC
5.130% due 01/18/2043 •		19,400	19,390

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		19,800	19,787

ACRES LLC
5.299% due 08/18/2040 •		26,900	26,997

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •		1,129	1,132

AREIT Ltd.
5.790% due 08/17/2041 •		2,699	2,702

BDS LLC
4.959% due 10/17/2042 •		500	498

BRSP Ltd.
5.127% due 08/19/2043 •		20,800	20,762

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		15,000	15,003

GPMT Ltd.
5.644% due 07/16/2035 •		7,086	7,086
6.244% due 07/16/2035 •		5,000	5,000
6.694% due 07/16/2035 •		10,000	9,999

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •		25,100	25,163

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •		1,180	1,178

MF1 LLC
5.000% due 02/18/2040 •		1,500	1,496
5.130% due 02/18/2043 •		5,900	5,907
5.410% due 03/19/2039 •		9,500	9,505

MF1 Ltd.
5.544% due 10/16/2036 •		10,000	10,011

PFP Ltd.
5.180% due 08/18/2043 •		19,300	19,322
5.501% due 09/17/2039 •		5,445	5,456

Starwood LLC
5.127% due 11/19/2042 •		46,600	46,603

Starwood Ltd.
5.594% due 04/18/2038 •		5,000	5,035
5.894% due 04/18/2038 •		7,825	7,903

VMC Finance LLC
6.044% due 06/16/2036 •		2,665	2,639

			298,456

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
2.580% due 07/25/2039 •	EUR	558	609
2.700% due 12/15/2033 •		468	511

			1,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 6.2%

ABFC Trust
5.043% due 06/25/2034 •	$5,195	$5,341

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •	664	662

ACE Securities Corp. Home Equity Loan Trust
4.033% due 02/25/2037 •	2,989	1,232
4.053% due 10/25/2036 •	4,956	1,649
4.233% due 01/25/2037 •	4,635	976
4.393% due 02/25/2036 •	29	29
4.393% due 12/25/2036 •	3,307	1,758
4.408% due 12/25/2035 •	3,654	3,560
4.473% due 07/25/2033 •	3,748	3,653
4.768% due 11/25/2033 •	1,569	1,619
4.963% due 02/25/2035 •	6,969	6,718

Aegis Asset-Backed Securities Trust
4.738% due 06/25/2035 •	15,500	12,518

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.623% due 12/25/2034 •	4,286	3,958

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.363% due 04/25/2036 •	12,700	11,933
4.415% due 06/25/2034 •	331	314
4.708% due 01/25/2035 •	629	659
4.813% due 01/25/2036 •	5,000	4,489
4.918% due 11/25/2034 •	933	914

Argent Securities Trust
4.093% due 07/25/2036 •	10,363	9,495

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.642% due 02/25/2034 •	237	256
4.553% due 02/25/2036 •	5,093	4,182

Asset-Backed Securities Corp. Home Equity Loan Trust
3.308% due 03/25/2036 •	1,414	1,320
3.873% due 05/25/2037 •	286	206
3.921% due 12/25/2036 •	9,200	8,646
4.753% due 11/25/2033 •	2,361	2,430

Bayview Financial Asset Trust
4.243% due 03/25/2037 •	2,850	2,877

Bear Stearns Asset-Backed Securities I Trust
4.093% due 11/25/2036 •	921	901
4.243% due 06/25/2036 •	9,857	9,871
4.873% due 12/25/2035 •	5,095	5,138

Bear Stearns Asset-Backed Securities Trust
4.648% due 07/25/2034 •	5,041	5,017

BNC Mortgage Loan Trust
4.013% due 03/25/2037 •	29,581	25,415
4.083% due 05/25/2037 •	10,000	8,731

C-BASS Trust
3.913% due 11/25/2036 •	1,784	827

Carrington Mortgage Loan Trust
4.233% due 10/25/2036 •	11,809	10,693

Centex Home Equity Loan Trust
4.753% due 03/25/2035 •	1,653	1,649

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	3,479	3,529

Citicorp Residential Mortgage Trust
4.420% due 06/25/2037 þ	8,883	7,986

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.738% due 10/25/2034 •	678	669

Citigroup Mortgage Loan Trust, Inc.
4.053% due 07/25/2045 •	4,646	3,285
4.093% due 12/25/2036 •	2,681	998
4.113% due 09/25/2036 •	1,918	1,486
4.153% due 01/25/2037 •	2,158	1,611
4.393% due 10/25/2036 •	5,132	2,993
4.468% due 10/25/2035 •	467	464

Countrywide Asset-Backed Certificates
4.233% due 07/25/2034 •	1,934	1,906
4.493% due 07/25/2034 •	5,040	5,003
4.813% due 10/25/2032 •	1,253	1,236

Countrywide Asset-Backed Certificates Trust
4.043% due 02/25/2036 •	704	688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.053% due 12/25/2036 •	$8,801	$8,268
4.073% due 06/25/2037 •	5,121	4,801
4.073% due 06/25/2047 •	16,318	15,078
4.086% due 02/25/2035 ~	5,174	4,445
4.193% due 09/25/2047 •	559	530
4.228% due 01/25/2037 •	16,600	15,910
4.233% due 09/25/2037 •	198	214
4.233% due 09/25/2047 •	679	707
4.273% due 03/25/2037 •	9,055	8,749
4.273% due 10/25/2046 •	5,540	5,472
4.293% due 04/25/2046 •	1,435	1,407
4.313% due 09/25/2046 •	3,627	3,506
4.318% due 07/25/2036 •	2,807	2,799
4.348% due 07/25/2036 •	14,425	13,843
4.533% due 08/25/2047 •	697	686
4.693% due 10/25/2034 •	227	227
4.693% due 05/25/2036 •	354	351
4.738% due 11/25/2034 •	781	775
5.293% due 02/25/2035 •	348	348

Credit-Based Asset Servicing & Securitization LLC
3.185% due 05/25/2036 •	7,450	5,171
3.672% due 12/25/2035 •	18	18
3.908% due 07/25/2037 •	84	56

Ellington Loan Acquisition Trust
4.843% due 05/25/2037 •	1,445	1,434
4.893% due 05/25/2037 •	2,274	2,235
5.293% due 05/25/2037 •	3,912	3,883

EMC Mortgage Loan Trust
4.893% due 08/25/2040 •	487	494

Encore Credit Receivables Trust
4.828% due 10/25/2035 •	3,552	3,355

EquiFirst Loan Securitization Trust
4.173% due 04/25/2037 •	18,006	16,741

Fremont Home Loan Trust
3.953% due 08/25/2036 •	23,933	7,380
4.073% due 01/25/2037 •	14,925	7,705
4.113% due 05/25/2036 •	14,295	9,416
4.723% due 04/25/2035 •	3,535	3,507

GE-WMC Mortgage Securities Trust
4.093% due 08/25/2036 •	11,970	5,041

GSAA Home Equity Trust
4.253% due 04/25/2047 •	5,136	2,228
4.273% due 12/25/2036 •	5,871	1,980
4.393% due 05/25/2047 •	245	153
4.513% due 06/25/2035 •	2,299	2,292
5.668% due 02/25/2035 •	648	659
5.825% due 06/25/2036 ~	13,781	2,979
5.985% due 06/25/2036 ~	601	130
6.000% due 10/25/2037	1	1
6.032% due 05/25/2037 þ	7,245	3,140

GSAMP Trust
4.033% due 12/25/2036 •	689	341
4.073% due 12/25/2036 •	4,873	2,601
4.093% due 08/25/2036 •	8,904	7,724
4.678% due 07/25/2045 •	4,400	4,196

Home Equity Asset Trust
4.498% due 01/25/2036 •	9,788	9,481

Home Equity Loan Trust
4.133% due 04/25/2037 •	600	540

Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 04/25/2037 •	5,009	3,412
4.273% due 08/25/2036 •	8,403	7,809

HSI Asset Securitization Corp. Trust
3.943% due 12/25/2036 •	3,183	2,882
3.993% due 07/25/2036 •	6,388	2,712
4.173% due 01/25/2037 •	2,075	1,477
4.573% due 11/25/2035 •	461	437

JP Morgan Mortgage Acquisition Corp.
4.303% due 02/25/2036 •	1,570	1,561
4.723% due 12/25/2035 •	416	412

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	153	153
4.545% due 11/25/2036 •	2,684	2,960

Long Beach Mortgage Loan Trust
4.083% due 07/25/2036 •	7,953	5,690
4.093% due 05/25/2036 •	1,452	764
4.113% due 09/25/2036 •	22,407	5,575

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	175

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.113% due 10/25/2036 •	$17,933	$5,460
4.233% due 06/25/2034 •	789	772
4.498% due 11/25/2035 •	6,944	6,918
4.588% due 06/25/2034 •	20	20
4.708% due 08/25/2035 •	3,000	2,789
5.068% due 02/25/2035 •	1,629	1,614

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •	1,902	908
4.093% due 06/25/2036 •	8,854	2,913
4.153% due 02/25/2036 •	4,518	1,609
4.253% due 01/25/2037 •	9,865	2,717
4.273% due 10/25/2036 •	6,413	5,853
4.543% due 10/25/2035 •	3,796	3,777
4.573% due 02/25/2034 •	705	756
4.843% due 05/25/2035 •	3,080	3,094

Merrill Lynch Mortgage Investors Trust
4.013% due 08/25/2037 •	2,393	1,169
4.073% due 04/25/2047 •	9,808	3,716
4.083% due 08/25/2037 •	7,253	6,724
4.093% due 08/25/2037 •	22,057	10,777
4.173% due 04/25/2047 •	4,177	1,583

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	3,250	2,479
3.893% due 10/25/2036 •	6,105	2,663
3.895% due 01/25/2035 •	6,397	5,970
4.003% due 01/25/2037 •	3,546	1,630
4.253% due 09/25/2036 •	4,643	1,949
4.678% due 11/25/2034 •	1,524	1,477
4.723% due 07/25/2034 •	73	78
4.768% due 02/25/2035 •	6,058	5,113
4.843% due 04/25/2035 •	122	116
7.593% due 02/25/2047 •	3,444	2,843

Morgan Stanley IXIS Real Estate Capital Trust
3.863% due 11/25/2036 •	8,925	2,905
3.943% due 11/25/2036 •	13,713	4,464
4.093% due 07/25/2036 •	15,374	5,926

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	2,177	566

New Century Home Equity Loan Trust
4.738% due 06/25/2035 •	2,112	2,286

NovaStar Mortgage Funding Trust
5.893% due 12/25/2034 •	120	113

Option One Mortgage Loan Trust
3.923% due 07/25/2037 •	1,916	1,243
3.973% due 04/25/2037 •	148	85
4.528% due 05/25/2035 •	1,351	1,322

Option One Mortgage Loan Trust Asset-Backed Certificates
4.483% due 11/25/2035 •	4,573	4,457

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.918% due 10/25/2034 •	8,765	8,838
5.668% due 09/25/2034 •	128	126
5.893% due 09/25/2034 •	9,202	8,280

People’s Choice Home Loan Securities Trust
4.678% due 06/25/2034 •	2,013	1,902

Popular ABS Mortgage Pass-Through Trust
4.288% due 07/25/2036 •	3,447	3,314

RAAC Trust
4.493% due 03/25/2034 •	27	27

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	20,083	19,929
4.966% due 11/25/2055 þ	13,357	13,291
5.158% due 10/25/2044 þ	6,534	6,531
5.344% due 09/25/2044 þ	4,248	4,253
5.472% due 06/25/2055 þ	15,584	15,647
5.553% due 03/25/2055 þ	7,354	7,400
5.582% due 12/25/2044 þ	8,819	8,860
5.653% due 01/25/2045 þ	6,753	6,791
5.846% due 08/25/2044 þ	8,671	8,722
6.025% due 02/25/2044 ~	1,766	1,775
6.141% due 04/25/2044 ~	9,282	9,345
6.147% due 06/25/2044 þ	10,234	10,312

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,773
5.608% due 05/25/2036 þ	6,712	2,856
5.746% due 05/25/2036 þ	2,134	930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.951% due 05/25/2035 þ	$5,227	$5,220
6.011% due 05/25/2036 þ	3,091	1,407
6.166% due 05/25/2036 þ	3,374	1,575

Residential Asset Mortgage Products Trust
4.473% due 12/25/2035 •	5,931	5,395

Residential Asset Securities Corporation Trust
4.253% due 06/25/2036 •	5,848	5,809
4.798% due 05/25/2035 •	2,273	2,246
4.828% due 08/25/2035 •	11,600	11,447

Saxon Asset Securities Trust
4.103% due 09/25/2037 •	753	733
4.228% due 09/25/2036 •	1,914	1,850

Securitized Asset-Backed Receivables LLC Trust
3.973% due 07/25/2036 •	2,955	951
4.173% due 05/25/2037 •	6,007	5,382
4.408% due 01/25/2035 •	7,108	6,877

Soundview Home Loan Trust
3.963% due 07/25/2037 •	205	184
4.013% due 01/25/2037 •	2,095	1,530
4.293% due 06/25/2036 •	616	615
4.353% due 05/25/2036 •	5,832	5,739
4.783% due 06/25/2035 •	2,983	3,223

Structured Asset Investment Loan Trust
4.138% due 07/25/2036 •	5,622	3,278
4.393% due 04/25/2036 •	31,657	15,067
4.558% due 08/25/2035 •	2,081	2,047
4.593% due 04/25/2034 •	2,316	2,276

Structured Asset Securities Corp. Mortgage Loan Trust
4.063% due 02/25/2037 •	8,612	8,395
4.113% due 12/25/2036 •	14,850	14,447
4.213% due 02/25/2037 •	3,170	3,126
4.798% due 11/25/2035 •	163	163

Terwin Mortgage Trust
4.293% due 05/25/2038 •	4,211	2,196

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	13,744	13,684
5.278% due 08/25/2065 þ	15,897	15,891
5.348% due 07/25/2065 þ	6,252	6,257
5.725% due 11/25/2064 þ	7,005	7,035
6.290% due 05/25/2064 ~	8,821	8,899

Wells Fargo Home Equity Asset-Backed Securities Trust
5.893% due 11/25/2035 •	12,824	12,783

		848,814

HOME EQUITY SEQUENTIAL 0.1%

Morgan Stanley Mortgage Loan Trust
4.273% due 04/25/2037 •	1,377	362

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	8,989	8,939

		9,301

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	1,325	1,342

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~	19,650	2,357

		3,699

WHOLE LOAN COLLATERAL 1.0%

Bear Stearns Asset-Backed Securities I Trust
6.000% due 03/25/2036	3,470	1,239

Bear Stearns Asset-Backed Securities Trust
4.993% due 06/25/2036 •	465	466
6.093% due 09/25/2033 •	73	44
6.500% due 09/25/2046	16,151	2,579

Countrywide Asset-Backed Certificates
4.273% due 04/25/2036 •	157	146

First Franklin Mortgage Loan Trust
3.953% due 11/25/2036 •	69	74
4.013% due 12/25/2037 •	804	782
4.113% due 04/25/2036 •	1,622	1,606
4.363% due 02/25/2036 •	5,204	4,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.543% due 12/25/2035 •	$6,739	$6,629
4.603% due 10/25/2035 •	4,988	6,074
4.738% due 06/25/2034 •	2,096	2,082
5.443% due 01/25/2035 •	5,671	5,638

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •	10,211	3,190

Lehman XS Trust
4.033% due 02/25/2037 •	3,205	3,220
4.113% due 02/25/2037 •	1,190	1,177

Pretium Mortgage Credit Partners LLC
5.180% due 01/25/2056 þ	5,360	5,321
5.184% due 11/25/2055 þ	3,384	3,363
5.193% due 10/25/2055 þ	1,534	1,536
5.265% due 12/25/2055 þ	5,907	5,872
5.342% due 12/25/2055 þ	8,208	8,183
5.657% due 08/25/2055 þ	3,243	3,252
5.732% due 08/25/2055 þ	938	941
6.244% due 05/25/2055 þ	10,808	10,833
6.368% due 04/25/2055 þ	12,285	12,305

RAAC Trust
4.393% due 06/25/2044 •	16	15
5.293% due 09/25/2047 •	3,661	3,710

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	4,399	4,391

Residential Asset Mortgage Products Trust
4.843% due 07/25/2035 •	2,500	2,304
5.043% due 10/25/2034 •	8,361	7,983

Securitized Asset-Backed Receivables LLC Trust
3.913% due 09/25/2036 •	2,206	1,587
4.113% due 09/25/2036 •	19,271	13,866
4.273% due 09/25/2036 •	3,525	2,536

Specialty Underwriting & Residential Finance Trust
4.093% due 09/25/2037 •	814	569
4.493% due 03/25/2037 •	248	128

		128,609

OTHER ABS 15.1%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •	9,400	9,413

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •	2,100	2,101

522 Funding CLO Ltd.
4.871% due 10/23/2034 •	4,600	4,606

ACHV ABS Trust
4.760% due 04/26/2032	679	681
5.010% due 12/26/2031	362	364
5.040% due 04/26/2032	975	978
5.070% due 10/27/2031	780	783

Affirm Master Trust
4.450% due 10/16/2034	2,600	2,591
4.990% due 02/15/2033	25,800	25,966

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •	5,500	5,502

AMSR Trust
1.953% due 06/17/2038	4,000	3,779

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	19,500	19,508

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	6,256	6,112
4.169% due 04/25/2038	1,000	956

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038	22,340	21,747

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	951	922

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	1,000	959

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	1,000	956

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	25,000	24,792
5.702% due 10/22/2040	5,000	4,967

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042 (c)	31,200	31,200
5.196% due 04/25/2042 (c)	5,200	5,200

176	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		$5,300	$5,067

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		4,288	4,246

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		6,216	6,132

Apidos CLO XI
4.908% due 04/17/2034 •		2,400	2,403

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	2,000	2,312

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		$25,200	25,208

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		3,800	3,804

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		19,100	19,123

Ascent Education Funding Trust
6.140% due 10/25/2050		2,180	2,226

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		21,900	21,912

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •		1,000	1,000

Ayresome CDO I Ltd.
7.080% due 12/08/2045 •		2,266	545

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		31,000	31,008
4.728% due 07/24/2034 •		11,600	11,608
4.821% due 10/23/2034 •		1,800	1,802

BHG Securitization Trust
4.820% due 04/17/2036		3,175	3,184
4.840% due 09/17/2036		9,778	9,809
5.260% due 04/17/2036		5,503	5,538

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •	EUR	1,162	1,344

BNPP AM Euro CLO DAC
2.666% due 10/15/2031 •		203	235

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(c)		2,100	2,427

C-BASS CBO XII Ltd.
7.090% due 12/15/2034 •		$15,662	1,051

C-BASS CBO XV Ltd.
7.020% due 02/16/2041 ^•(d)		248,640	3,644

Canyon CLO Ltd.
4.752% due 07/15/2034 •		800	801

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	2,500	2,885

Capital Street Master Trust
4.772% due 08/16/2029 •		$13,000	12,987

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	818	946

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		$28,500	28,518

CarVal CLO III Ltd.
4.658% due 07/20/2032 •		15,618	15,608

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		3,800	3,683

College Avenue Student Loans LLC
1.600% due 07/25/2051		8,079	7,454
1.760% due 06/25/2052		6,535	5,946
2.320% due 07/26/2055		3,664	3,419
4.130% due 12/26/2047		1,006	989
4.993% due 12/26/2047 •		733	734
5.443% due 11/26/2046 •		1,348	1,361

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	21,446

Commonbond Student Loan Trust
1.980% due 08/25/2050		$3,407	3,063

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(f)		2,476	1,298
5.150% due 11/25/2054		1,801	1,807
5.350% due 11/25/2054		10,264	10,411
5.450% due 11/25/2054		2,372	2,394
5.750% due 11/25/2054		1,186	1,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.600% due 11/25/2054		$1,530	$1,533
8.750% due 11/25/2054		892	900

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		9,000	9,003

Crossroads Asset Trust
4.910% due 02/20/2032		1,804	1,813

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	2,500	2,886

CVC Cordatus Opportunity Loan Fund-R DAC
3.524% due 08/15/2033 •		2,800	3,234

Dryden 27 R Euro CLO DAC
1.650% due 04/15/2033		5,600	6,110
2.676% due 04/15/2033 •		2,310	2,673

Dryden 43 Senior Loan Fund
4.738% due 04/20/2034 •		$1,000	1,001

Elevation CLO Ltd.
4.798% due 07/25/2034 •		18,700	18,719
4.968% due 01/25/2035 •		19,700	19,711
5.268% due 01/25/2035 •		2,200	2,202
5.518% due 01/25/2035 •		3,500	3,480

Euro-Galaxy III CLO DAC
1.600% due 04/24/2034	EUR	2,800	3,029
2.650% due 04/24/2034 •		3,679	4,258
3.430% due 04/24/2034 •		2,200	2,528

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		$2,043	2,045

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		5,049	5,052

Goodgreen Trust
3.930% due 10/15/2053 ~		3,930	3,684

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		7,986	8,039

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		4,464	4,462
4.930% due 06/25/2060		2,916	2,926
5.020% due 06/25/2060		3,300	3,339
5.120% due 03/25/2060		2,346	2,352
5.150% due 10/27/2059		2,007	2,025
5.220% due 03/25/2060		2,667	2,684
5.250% due 10/27/2059		162	163
5.260% due 10/27/2059		3,357	3,370
5.320% due 03/25/2060		7,100	7,221
5.550% due 06/25/2059		1,800	1,832
5.550% due 10/27/2059		1,248	1,255
5.870% due 06/25/2059		3,732	3,782
5.880% due 06/25/2059		524	525
6.360% due 06/25/2059		1,120	1,140
6.430% due 10/27/2059		560	566
7.330% due 06/25/2059		3,732	3,837

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		12,392	12,404
5.519% due 04/22/2033 •		7,700	7,714

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		14,000	14,005

Hildene TruPS Financials Note Securitization Ltd.
5.271% due 10/10/2038 •		13,190	13,201

Home Partners of America Trust
1.901% due 12/17/2026		6,320	6,203
2.200% due 01/17/2041		2,212	2,079

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		3,786	3,789
4.818% due 10/20/2034 •		17,300	17,321

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		25,304	25,335

Indigo Credit Management II DAC
4.116% due 07/15/2038 •	EUR	2,000	2,316

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$21,200	21,218

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		20,100	20,127

Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,875
2.666% due 04/15/2031 •		1,932	2,236

KKR CLO 21 Ltd.
5.334% due 04/15/2031 •		$11,700	11,722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 31 Ltd.
4.948% due 07/20/2034 •	$6,750	$6,759

LCM 36 Ltd.
4.742% due 01/15/2034 •	1,000	1,000

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	86	85

Lendmark Funding Trust
4.470% due 02/21/2034	700	699
5.530% due 06/21/2032	5,400	5,444

Lyra Music Assets Delaware LP
5.760% due 12/22/2064	25,895	26,060

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •	20,000	20,009

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •	31,900	31,879

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •	2,600	2,604

Madison Park Funding XXXVI Ltd.
4.732% due 04/15/2035 •	1,000	1,000

Marlette Funding Trust
7.130% due 12/15/2033	1,244	1,251

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •	17,100	17,121

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	3,091	2,954
4.000% due 12/15/2059	1,271	1,265
4.837% due 12/15/2059 •	823	824

Navient Refinance Loan Trust
5.150% due 02/16/2055	4,148	4,171

Nelnet Student Loan Trust
4.610% due 02/21/2061	65,063	64,275
4.840% due 05/17/2055	22,027	21,947
4.973% due 02/21/2061 •	16,266	16,352
5.022% due 05/17/2055 •	22,027	22,169
5.873% due 02/20/2041 •	7,542	7,704
6.640% due 02/20/2041	7,044	7,287

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •	3,386	3,390

Ocean Trails CLO X
5.372% due 10/15/2034 •	1,400	1,401

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •	26,200	26,208

OFSI BSL X Ltd.
4.938% due 04/20/2034 •	13,000	13,017

OneMain Financial Issuance Trust
5.172% due 09/15/2036 •	2,600	2,618

Oportun Funding Trust
4.960% due 08/16/2032	967	967

Oxford Finance Funding LLC
3.602% due 02/15/2030	6,791	6,628

OZLM XXIV Ltd.
5.629% due 07/20/2032 •	9,750	9,769

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~	2,230	880
5.065% due 03/15/2032	1,479	1,482
5.092% due 07/15/2032	1,971	1,978
5.108% due 03/15/2033	2,600	2,606
5.156% due 07/15/2032	2,288	2,292
5.183% due 06/15/2032	2,525	2,533
5.329% due 10/15/2032	18,898	18,913
5.331% due 01/15/2032	1,242	1,246
5.617% due 04/15/2032 «	961	962
5.628% due 07/15/2032	16,029	16,062
5.637% due 07/15/2032	884	889
5.639% due 10/15/2032	6,999	7,014
5.750% due 06/15/2032	1,951	1,959
5.823% due 04/15/2032 «	1,429	1,430
5.871% due 07/15/2032	934	937
6.261% due 04/15/2032 «	1,499	1,499
6.278% due 10/15/2031	851	853
10.273% due 04/15/2032 «	1,849	1,803

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	830	831

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	1,059	1,063

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	177

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Trust
5.373% due 01/17/2033		$5,268	$5,292
6.258% due 10/15/2031		2,012	2,013
6.319% due 08/15/2031		859	859

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		5,500	5,521

Pikes Peak CLO 2
4.888% due 10/11/2034 •		7,900	7,911

Pikes Peak CLO 4
4.882% due 07/15/2034 •		8,300	8,311

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		5,467	5,485

Providus CLO II DAC
3.176% due 10/15/2038 •	EUR	1,750	2,023

RCKT Trust
4.900% due 07/25/2034		$985	987

Reach ABS Trust
4.930% due 08/18/2032		9,195	9,234
4.960% due 08/16/2032		2,326	2,330
5.340% due 08/16/2032		3,400	3,427
5.880% due 07/15/2031		466	467
5.990% due 08/16/2032		800	810

Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,422
5.830% due 07/15/2036		2,500	2,536

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •		800	801

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		2,500	2,380

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		7,400	7,410

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		15,300	15,305

SMB Private Education Loan Trust
0.000% due 03/15/2055 «(f)		3	40
0.010% due 11/16/2054		3	15
1.290% due 07/15/2053		1,876	1,793
2.310% due 01/15/2053		1,965	1,921
4.000% due 09/15/2042		8,259	8,211
4.500% due 10/15/2048		2,751	2,744
4.517% due 01/15/2053 •		487	483
4.550% due 02/16/2055		19,354	18,871
4.772% due 06/17/2052 •		2,260	2,260
4.772% due 07/15/2053 •		15,644	15,636
4.780% due 03/15/2055		2,300	2,277
4.849% due 11/16/2054 «		6,992	6,992
4.872% due 03/15/2055 •		5,029	5,038
4.950% due 02/16/2055		9,658	9,452
4.960% due 03/15/2055		45,541	45,901
5.020% due 03/17/2053		18,311	18,338
5.022% due 10/16/2056 •		2,635	2,660
5.060% due 03/16/2054		8,593	8,657
5.090% due 10/16/2056		1,938	1,954
5.100% due 03/15/2055		2,300	2,317
5.122% due 03/15/2056 •		6,678	6,744
5.190% due 11/16/2054 «		51,276	50,966
5.240% due 03/15/2056		2,775	2,802
5.260% due 03/15/2055		4,600	4,450
5.380% due 07/15/2053		22,997	23,354
5.472% due 10/16/2056 •		1,317	1,345
5.500% due 06/17/2052		11,227	11,458
5.522% due 05/16/2050 •		1,608	1,635
5.710% due 11/16/2054 «		3,083	3,059
6.140% due 11/16/2054 «		617	611
6.930% due 11/16/2054 «		4,933	4,892

SoFi Consumer Loan Program LLC
0.010% due 10/25/2034 «		5,091	6,727

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.190% due 10/25/2034	$24,634	$24,592
4.530% due 10/25/2034	3,787	3,769
4.900% due 10/25/2034	2,942	2,936
5.200% due 10/25/2034	2,170	2,165

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(f)	4,633	4,568
4.800% due 02/27/2034	2,889	2,896
4.910% due 03/27/2034	15,894	15,951
5.250% due 03/27/2034	3,796	3,828
5.770% due 03/27/2034	2,944	2,993
6.260% due 03/27/2034	2,177	2,223

SoFi Professional Loan Program LLC
1.030% due 08/17/2043	6,584	5,864

Sound Point CLO XXVII Ltd.
5.110% due 10/25/2034 •	10,400	10,414

Start II Ltd.
4.089% due 03/15/2044	1,801	1,802

Store Master Funding I-VII
4.290% due 10/20/2048	3,980	3,940

Stream Innovations Issuer Trust
6.270% due 07/15/2044	2,246	2,314

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	8,400	8,413

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •	6,013	6,018

T-Mobile U.S. Trust
4.250% due 05/21/2029	7,700	7,715

Taberna Preferred Funding II Ltd.
4.355% due 11/05/2035 •	1,125	1,086

Taberna Preferred Funding VI Ltd.
4.285% due 12/05/2036 •	18,786	17,471

TCI-Symphony CLO Ltd.
5.463% due 10/13/2032 •	18,530	18,566

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	2,239	2,240
5.290% due 06/20/2050	2,100	2,094

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •	4,100	4,105

Thunderbolt II Aircraft Lease Ltd.
5.960% due 09/15/2038 þ	1,650	1,651

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •	16,000	16,005

Tropic CDO V Ltd.
4.254% due 07/15/2036 •	8,599	8,341

Trysail CLO Ltd.
4.907% due 10/20/2033 •	5,500	5,508

U.S. Capital Funding V Ltd.
4.191% due 10/10/2040 •	507	488

Upstart Pass-Through Trust
4.300% due 05/20/2030	259	259
7.900% due 10/20/2028	547	551

Upstart Personal Consumer Trust
12.410% due 02/20/2032 «	119,024	118,721

Upstart Securitization Trust
4.600% due 09/20/2035	5,819	5,820
5.020% due 09/20/2035	1,200	1,201
6.330% due 04/20/2035	800	813

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	303	303

UPX HIL Issuer Trust
5.160% due 01/25/2047	1,872	1,866

VB-S1 Issuer LLC
4.693% due 03/15/2056	41,500	40,828

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •	602	602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •	$5,575	$5,581

Voya Ltd.
5.384% due 10/15/2030 •	3,838	3,845

WATR I Issuer Trust
0.010% due 06/17/2050 «	3,516	6,077
0.010% due 09/16/2050 «	4,080	7,215
0.010% due 02/17/2051 «	6,919	6,919
4.790% due 09/16/2050 «	23,236	22,982
4.940% due 02/17/2051 «	23,622	23,622
5.040% due 09/16/2050 «	7,399	7,322
5.230% due 02/17/2051 «	7,855	7,855
5.240% due 09/16/2050 «	4,900	4,848
5.250% due 06/17/2050 «	20,575	20,584
5.480% due 02/17/2051 «	4,457	4,457
5.560% due 06/17/2050 «	5,300	5,318
5.810% due 06/17/2050 «	3,300	3,316
6.160% due 09/16/2050 «	5,100	5,044
6.210% due 02/17/2051 «	7,143	7,143
6.770% due 06/17/2050 «	5,800	5,832

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •	5,000	5,005

Wind River CLO Ltd.
4.732% due 10/15/2034 •	17,008	17,018

		2,058,697

Total Asset-Backed Securities (Cost $3,824,495)		3,716,961

SHORT-TERM INSTRUMENTS 0.8%

U.S. TREASURY BILLS 0.8%
3.680% due 04/07/2026 - 07/21/2026 (e)(f)(i)(k)	106,666	105,748

Total Short-Term Instruments (Cost $105,746)		105,748

Total Investments in Securities ( Cost $28,279,558)		27,727,393

	SHARES
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	36,045,701	351,049

Total Short-Term Instruments (Cost $351,007)		351,049

Total Investments in Affiliates (Cost $351,007)		351,049

Total Investments 206.4% (Cost $28,630,565)		$28,078,442

Financial Derivative Instruments (h)(j) 1.9% (Cost or Premiums, net $495,689)		257,205

Other Assets and Liabilities, net (108.3)%		(14,730,198)

Net Assets 100.0%		$13,605,449

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

178	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	3.790%	03/12/2026	04/13/2026	$(43,516)	$(43,607)
CIB	3.790	03/12/2026	04/13/2026	(27,759)	(27,818)
DEU	3.780	03/12/2026	04/13/2026	(37,892)	(37,972)
	3.780	03/19/2026	04/21/2026	(662,074)	(662,978)
GSC	3.790	03/12/2026	04/13/2026	(665,974)	(667,376)
	3.790	03/19/2026	04/13/2026	(25,632)	(25,667)
IND	3.790	03/12/2026	04/13/2026	(308,852)	(309,503)
	3.790	03/19/2026	04/13/2026	(197,907)	(198,177)
	3.790	03/30/2026	04/13/2026	(109,241)	(109,263)
SAL	3.780	03/12/2026	04/13/2026	(35,303)	(35,377)
SBI	3.780	03/12/2026	04/13/2026	(1,896,457)	(1,900,440)
WFS	3.780	03/12/2026	04/13/2026	(1,012,450)	(1,014,576)
	3.790	03/20/2026	04/13/2026	(14,234)	(14,252)

Total Reverse Repurchase Agreements					$(5,047,006)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	3.760%	02/12/2026	04/13/2026	$(3,836)	$(3,856)

Total Sale-Buyback Transactions					$(3,856)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (29.0)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	17,000	$(15,123)	$(15,179)
Government National Mortgage Association, TBA	3.000	05/01/2056	70,000	(62,202)	(62,449)
Government National Mortgage Association, TBA	3.500	04/01/2056	113,000	(104,675)	(103,663)
Uniform Mortgage-Backed Security, TBA	1.500	04/01/2041	9,500	(8,610)	(8,543)
Uniform Mortgage-Backed Security, TBA	1.500	04/01/2056	7,800	(6,081)	(6,021)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	107,900	(99,980)	(99,282)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	9,898	(8,143)	(7,975)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	60,152	(48,187)	(48,439)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	476,235	(398,847)	(400,279)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	885,605	(775,043)	(776,682)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2041	26,025	(25,139)	(24,859)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2056	16,000	(14,171)	(14,056)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	199,210	(181,592)	(182,231)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2056	197,000	(185,534)	(185,920)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2056	250,850	(246,473)	(242,131)
Uniform Mortgage-Backed Security, TBA	4.500	05/01/2056	260,850	(253,351)	(251,508)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2056	161,850	(155,629)	(155,959)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2041	257,100	(261,428)	(261,915)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2056	351,882	(354,824)	(353,558)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	645,750	(650,935)	(647,892)
Uniform Mortgage-Backed Security, TBA	6.000	05/13/2056	99,000	(100,309)	(100,801)

Total Short Sales (29.0)%				$(3,956,276)	$(3,949,342)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	179

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(43,607)	$0	$(43,607)	$45,145	$1,538
CIB	0	(27,818)	0	(27,818)	28,655	837
DEU	0	(700,950)	0	(700,950)	721,731	20,781
GSC	0	(693,043)	0	(693,043)	721,184	28,141
IND	0	(616,943)	0	(616,943)	635,232	18,289
SAL	0	(35,377)	0	(35,377)	36,699	1,322
SBI	0	(1,900,440)	0	(1,900,440)	1,956,719	56,279
WFS	0	(1,028,828)	0	(1,028,828)	1,068,469	39,641

Master Securities Forward Transaction Agreement
UBS	0	0	(3,856)	(3,856)	3,826	(30)

Total Borrowings and Other Financing Transactions	$0	$(5,047,006)	$(3,856)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(5,047,006)	$0	$0	$(5,047,006)

Total	$0	$(5,047,006)	$0	$0	$(5,047,006)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,856)	0	0	(3,856)

Total	$0	$(3,856)	$0	$0	$(3,856)

Total Borrowings	$0	$(5,050,862)	$0	$0	$(5,050,862)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(5,050,862)

(g)	Securities with an aggregate market value of $5,216,960 and cash of $700 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(4,501,415) at a weighted average interest rate of 4.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	13,878	$3,343,384	$(14,133)	$1,214	$0
3-Month SOFR Active Contract June Futures	09/2026	2,312	556,816	(1,977)	87	0
30-Day Federal Fund May Futures	05/2026	2,398	962,824	(3,843)	0	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,823	197,212	(2,868)	256	0
U.S. Treasury 10-Year Note June Futures	06/2026	3,819	424,088	(7,587)	895	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	2,242	254,502	(5,586)	666	0

				$(35,994)	$3,118	$0

180	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	11,696	$	(2,816,543)	$12,271	$0	$(146)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	101		(11,773)	395	0	0

					$12,666	$0	$(146)

Total Futures Contracts					$(23,328)	$3,118	$(146)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$	126,500	$(93)	$737	$644	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2026		351,700	(71)	(215)	(286)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400	22	(157)	(135)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		511,300	2,856	(4,101)	(1,245)	265	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		2,800	0	9	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		5,500	0	16	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		1,900	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		700	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029		41,300	155	(480)	(325)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2029		23,800	167	(221)	(54)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		187,800	(6,091)	2,512	(3,579)	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029		183,400	3,998	487	4,485	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029		164,400	3,576	2,211	5,787	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		1,500	0	5	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		3,700	0	13	13	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		3,200	0	11	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		3,200	0	8	8	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		5,600	0	11	11	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		3,900	0	5	5	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		7,100	0	7	7	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		7,100	0	7	7	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030		3,200	0	2	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		3,200	0	0	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		2,100	0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,600	0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,600	0	(8)	(8)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		4,500	0	(14)	(14)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		3,400	0	(11)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		2,100	0	(10)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		2,100	0	(10)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		2,100	0	(10)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		1,400	0	(7)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,100	0	(11)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,200	0	(12)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		2,100	0	(12)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031		71,700	1,506	(1,803)	(297)	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		3,575,400	14,205	(34,333)	(20,128)	3,871	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031		142,000	3,053	2,515	5,568	0	(145)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031		143,500	3,003	1,347	4,350	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031		112,100	2,479	505	2,984	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031		27,100	573	240	813	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		679,300	(2,657)	779	(1,878)	0	(769)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032		179,200	2,079	(297)	1,782	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600	140,696	47,888	188,584	0	(1,610)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032		110,000	(587)	2,660	2,073	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	3.476	Annual	10/21/2032		115,600	0	1,692	1,692	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		391,400	(8,578)	7,722	(856)	0	(491)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		258,700	22,630	4,962	27,592	0	(285)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		1,250,700	16,165	(14,370)	1,795	1,572	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		113,100	850	808	1,658	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034		267,500	1,792	3,088	4,880	0	(273)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034		264,500	1,891	2,943	4,834	0	(269)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034		91,900	666	1,017	1,683	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034		46,100	410	433	843	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034		211,000	1,834	2,043	3,877	0	(214)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034		122,500	992	1,265	2,257	0	(124)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	181

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	03/06/2034	$	122,500	$894	$1,369	$2,263	$0	$(124)
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034		99,250	(55)	3,695	3,640	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		909,400	(10,779)	15,073	4,294	0	(1,012)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		121,100	7,947	(2,625)	5,322	0	(123)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		281,300	9,682	5,060	14,742	0	(271)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		104,260	(870)	(60)	(930)	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		341,400	(5,850)	8,649	2,799	0	(294)
Receive	1-Day USD-SOFR Compounded-OIS	3.660	Annual	09/30/2035		190,000	3,624	(627)	2,997	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		286,600	(5,607)	8,205	2,598	0	(267)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		84,700	(2,579)	1,686	(893)	0	(78)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		333,600	5,056	(1,208)	3,848	0	(277)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		35,250	702	1,693	2,395	131	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	547	637	0	(17)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		19,000	322	369	691	0	(168)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	1,033	1,144	0	(12)

Total Swap Agreements							$210,207	$74,716	$284,923	$5,984	$(8,701)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,118	$5,984	$9,102	$0	$(168)	$(8,701)	$(8,869)

(i)

Securities with an aggregate market value of $21,165 and cash of $144,977 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(22) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	38,324		$27,978	$427	$0

BOA	04/2026	EUR	1,490		1,713	0	(10)
	04/2026		$1,193	CAD	1,631	0	(20)
	05/2026		1,715	EUR	1,490	10	0

BRC	04/2026	CAD	45		$33	0	0
	04/2026	GBP	91,269		123,439	2,636	0
	05/2026		$33	CAD	45	0	0

BSH	04/2026		120,448	GBP	90,481	0	(687)
	05/2026	GBP	90,481		$120,443	688	0

CBK	04/2026		$1,056	GBP	788	0	(13)

IND	04/2026	EUR	41,915		$49,492	1,045	0

MBC	04/2026		$1,716	EUR	1,490	6	0

SCX	04/2026		26,535	CAD	36,738	0	(125)
	05/2026	CAD	36,687		$26,535	124	0

SOG	04/2026		$48,369	EUR	41,915	78	0
	05/2026	EUR	41,915		$48,445	0	(76)

SSB	05/2026		$1,123	GBP	850	2	0

Total Forward Foreign Currency Contracts						$5,016	$(931)

182	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750%	04/09/2026	58,300	$33	$0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.132	04/14/2026	92,400	770	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.500	04/17/2026	1,183,100	916	45
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	05/15/2026	1,146,100	791	147
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/16/2026	305,000	907	76
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.600	06/17/2026	266,900	881	93
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.480	07/14/2026	296,300	2,406	1,865
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	109,500	328	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	06/11/2026	475,200	221	277
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	06/30/2026	124,300	249	112
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	345,600	268	824
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	2,304
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,340
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	4,022
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	5,191
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	3,981
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	5,201
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	32,400	2,869	2,292
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	32,400	2,869	2,943
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	32,600	2,923	2,519
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	32,600	2,923	2,799
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	129,000	11,520	9,702
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	64,500	5,827	5,683
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	128,800	11,581	10,683
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	64,400	5,791	5,290
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	62,200	5,474	4,722
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	62,200	5,474	5,414
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	68,700	5,946	5,677
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	68,700	5,946	5,566
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	43,200	3,722	3,618
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	43,200	3,722	3,460

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.947	04/06/2026	200,600	293	280
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	19,500	112	98

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/06/2026	162,400	491	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.224	05/18/2026	104,000	426	129
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	05/29/2026	32,500	227	168
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.055	04/07/2026	77,900	199	36

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	1,528

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	04/09/2026	1,135,900	757	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	97,400	1,252	396
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	97,400	1,252	1,838
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	24,900	2,215	1,794
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	24,900	2,215	2,235
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	35,800	3,274	2,961
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	35,800	3,274	2,945
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	35,700	3,211	2,815
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	35,700	3,211	3,021
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	50,900	4,553	3,889
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	50,900	4,553	4,414
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	119,800	10,638	9,579
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	59,900	5,319	5,012
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	90,600	7,964	6,964
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	90,600	7,964	7,806

FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.324	07/06/2026	181,400	1,296	781
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	150,100	492	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2026	192,500	760	27
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	07/26/2027	764,700	1,682	2,906
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	3,319
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,906

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.104	10/18/2027	24,500	38	59
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	4,800	12	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	34,800	3,080	2,504
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	34,800	3,080	3,114
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	34,900	3,127	2,650
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	34,900	3,127	3,028

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	183

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750%	05/05/2026	136,400	$68	$15
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/17/2026	563,000	1,686	146
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	82,500	404	288
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	35,400	3,183	2,540
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	35,400	3,183	3,211
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.458	08/01/2035	121,400	10,586	9,295
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.458	08/01/2035	121,400	10,586	10,436
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	53,400	4,600	4,472
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	53,400	4,600	4,277

MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.150	06/08/2026	173,000	885	266
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	454
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	236
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	166,300	445	782
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	57,000	5,022	4,428
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	57,000	5,022	4,878

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.242	10/29/2027	764,700	1,147	1,684
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	07/28/2027	900,500	1,792	3,446
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	148,400	13,252	11,161
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	74,200	6,704	6,537
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	119,400	10,507	9,404
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	119,400	10,507	10,115

							$ 302,258	$267,146

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.033%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$1,388

NGF	Put - OTC 2-Year Interest Rate Floor	0.033	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	2,474

						$46,224	$3,862

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	313,000	$391	$2,625
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	469,000	147	407

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.469	06/04/2026	60,500	265	392
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.469	06/04/2026	60,500	246	131

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.094	05/06/2026	78,000	24	67

					$1,073	$3,622

Total Purchased Options					$349,555	$274,630

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.260%	04/09/2026	4,700	$(33)	$0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.632	04/14/2026	96,300	(770)	(797)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.110	04/17/2026	114,500	(916)	(16)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780	07/14/2026	316,500	(2,405)	(3,470)

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	156,500	(223)	(927)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.724	05/18/2026	142,100	(426)	(1,228)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	36,800	(48)	(119)

DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.260	04/09/2026	91,600	(757)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	117,100	(120)	(387)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.624	07/06/2026	190,500	(1,295)	(1,775)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.450	06/05/2026	89,100	(446)	(223)

							$ (7,439)	$(8,949)

184	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,498)	$(376)
	Put - OTC 2-Year Interest Rate Floor	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(686)

NGF	Put - OTC 2-Year Interest Rate Floor	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(683)
	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(1,271)

						$(46,099)	$(3,016)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.258	05/06/2026	217,000	$(322)	$(63)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	128,000	(230)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	128,000	(240)	(695)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.094	04/06/2026	81,500	(337)	(194)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	47,000	(125)	(148)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.641	04/06/2026	92,000	(165)	(153)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	35,500	(233)	(134)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	220,500	(1,034)	(1,257)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	35,500	(205)	(171)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	220,500	(904)	(583)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	99.891	04/06/2026	46,000	(76)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.031	06/04/2026	46,000	(75)	(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	169,000	(489)	(313)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	186,500	(342)	(1,013)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	53,500	(71)	(54)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 05/01/2056	103.688	05/06/2026	215,500	(219)	(11)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	47,000	(125)	(157)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.625	04/06/2026	92,000	(162)	(158)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	109,500	(308)	(375)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.000	06/04/2026	92,500	(152)	(118)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	109,500	(240)	(97)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	225,500	(379)	(729)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	215,000	(386)	(891)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.578	04/06/2026	390,000	(411)	(558)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	32,000	(85)	(95)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.813	04/06/2026	86,000	(215)	(104)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	122,000	(343)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	82,500	(403)	(138)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	29,500	(92)	(201)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	51,000	(86)	(165)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.977	06/04/2026	144,000	(281)	(598)

					$(8,735)	$(9,260)

Total Written Options					$(62,273)	$(21,225)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,271	$(438)	$331	$0	$(107)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,024	(833)	591	0	(242)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	191	(57)	41	0	(16)

SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,914	(472)	319	0	(153)

Total Swap Agreements						$(1,800)	$1,282	$0	$(518)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	185

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$427	$0	$0	$427	$0	$0	$0	$0	$427	$(310)	$117
BOA	10	97,872	0	97,882	(30)	(5,068)	(349)	(5,447)	92,435	9,268	101,703
BPS	0	378	0	378	0	(927)	0	(927)	(549)	1,172	623
BRC	2,636	333	0	2,969	0	(1,347)	(16)	(1,363)	1,606	(1,547)	59
BSH	688	0	0	688	(687)	0	0	(687)	1	0	1
CBK	0	1,528	0	1,528	(13)	0	0	(13)	1,515	(1,786)	(271)
DUB	0	57,057	0	57,057	0	(1,456)	0	(1,456)	55,601	0	55,601
FAR	0	11,939	0	11,939	0	(1,775)	0	(1,775)	10,164	(1,250)	8,914
GLM	0	11,356	0	11,356	0	0	0	0	11,356	924	12,280
GSC	0	3,032	0	3,032	0	(4,088)	0	(4,088)	(1,056)	0	(1,056)
IND	1,045	0	0	1,045	0	0	0	0	1,045	(1,430)	(385)
JPM	0	35,203	0	35,203	0	0	0	0	35,203	1,227	36,430
MBC	6	0	0	6	0	0	0	0	6	0	6
MSC	0	0	0	0	0	(3,083)	0	(3,083)	(3,083)	3,657	574
MYC	0	11,044	0	11,044	0	(223)	0	(223)	10,821	(1,420)	9,401
NGF	0	44,821	0	44,821	0	(1,954)	0	(1,954)	42,867	(3,470)	39,397
SAL	0	67	0	67	0	(1,304)	(153)	(1,457)	(1,390)	1,399	9
SCX	124	0	0	124	(125)	0	0	(125)	(1)	0	(1)
SOG	78	0	0	78	(76)	0	0	(76)	2	0	2
SSB	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$5,016	$274,630	$0	$279,646	$(931)	$(21,225)	$(518)	$(22,674)

(k)

Securities with an aggregate market value of $19,070 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,118	$3,118
Swap Agreements	0	0	0	0	5,984	5,984

	$0	$0	$0	$0	$9,102	$9,102

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,016	$0	$5,016
Purchased Options	0	0	0	0	274,630	274,630

	$0	$0	$0	$5,016	$274,630	$279,646

	$0	$0	$0	$5,016	$283,732	$288,748

186	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$168	$168
Swap Agreements	0	0	0	0	8,701	8,701

	$0	$0	$0	$0	$8,869	$8,869

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$931	$0	$931
Written Options	0	0	0	0	21,225	21,225
Swap Agreements	0	518	0	0	0	518

	$0	$518	$0	$931	$21,225	$22,674

	$0	$518	$0	$931	$30,094	$31,543

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$47,402	$47,402
Swap Agreements	0	0	0	0	161,047	161,047

	$0	$0	$0	$0	$208,449	$208,449

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,407)	$0	$(17,407)
Purchased Options	0	(1,385)	0	0	(76,827)	(78,212)
Written Options	0	3,637	0	0	32,095	35,732
Swap Agreements	0	188	0	0	0	188

	$0	$2,440	$0	$(17,407)	$(44,732)	$(59,699)

	$0	$2,440	$0	$(17,407)	$163,717	$148,750

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(44,417)	$(44,417)
Swap Agreements	0	0	0	0	(112,834)	(112,834)

	$0	$0	$0	$0	$(157,251)	$(157,251)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,888	$0	$8,888
Purchased Options	0	0	0	0	(5,204)	(5,204)
Written Options	0	0	0	0	2,510	2,510
Swap Agreements	0	(140)	0	0	0	(140)

	$0	$(140)	$0	$8,888	$(2,694)	$6,054

	$0	$(140)	$0	$8,888	$(159,945)	$(151,197)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,621	$9,621
Corporate Bonds & Notes
Banking & Finance	0	22,228	0	22,228
Industrials	0	118,858	0	118,858
Municipal Bonds & Notes
Michigan	0	3,526	0	3,526
U.S. Government Agencies	0	20,146,718	0	20,146,718
U.S. Treasury Obligations	0	39,391	0	39,391
Non-Agency Mortgage-Backed Securities	0	3,498,937	65,405	3,564,342
Asset-Backed Securities
Automobile ABS Other	0	173,168	0	173,168

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Automobile Sequential	$0	$195,097	$0	$195,097
CMBS Other	0	298,456	0	298,456
Finance Consumer Loans	0	1,120	0	1,120
Home Equity Other	0	848,814	0	848,814
Home Equity Sequential	0	9,301	0	9,301
Manufacturing House Sequential	0	3,699	0	3,699
Whole Loan Collateral	0	128,609	0	128,609
Other ABS	0	1,715,715	342,982	2,058,697
Short-Term Instruments
U.S. Treasury Bills	0	105,748	0	105,748

	$0	$27,309,385	$418,008	$27,727,393

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	187

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)	March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$351,049	$0	$0	$351,049

Total Investments	$351,049	$27,309,385	$418,008	$28,078,442

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,949,342)	0	(3,949,342)

	$0	$(3,949,342)	$0	$(3,949,342)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9,102	0	9,102
Over the counter	0	279,646	0	279,646

	$0	$288,748	$0	$288,748

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(8,847)	$0	$(8,847)
Over the counter	0	(22,156)	(518)	(22,674)

	$0	$(31,003)	$(518)	$(31,521)

Total Financial Derivative Instruments	$0	$257,745	$(518)	$257,227

Totals	$351,049	$23,617,788	$417,490	$24,386,327

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$6,784	$2,821	$(21)	$13	$0	$24	$0	$0	$9,621	$24
Non-Agency Mortgage-Backed Securities	294,573	0	(135,047)	360	687	(3,667)	0	(91,501)	65,405	(258)
Asset-Backed Securities(3)
Other ABS	77,558	353,550	(75,260)	52	(932)	(1,351)	0	(10,635)	342,982	(1,628)

	$378,915	$356,371	$(210,328)	$425	$(245)	$(4,994)	$0	$(102,136)	$418,008	$(1,862)

Financial Derivative Instruments - Liabilities
Over the counter	$(557)	$23	$(22)	$0	$177	$(139)	$0	$0	$(518)	$(21)

Totals	$378,358	$356,394	$(210,350)	$425	$(68)	$(5,133)	$0	$(102,136)	$417,490	$(1,883)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$9,621	Discounted Cash Flow	Discount Rate	6.771-6.790	6.777
Non-Agency Mortgage-Backed Securities	65,405	Discounted Cash Flow	Discount Rate	5.525-7.318	5.985
Asset-Backed Securities
Other ABS	226,465	Discounted Cash Flow	Discount Rate	5.327-25.000	7.117
	109,525	Proxy Pricing	Base Price	99.939-100.000	99.978
	6,992	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Liabilities
Over the counter	(518)	Indicative Market Quotation	Broker Quote	91.500-92.000	91.897

Total	$417,490

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Non-Agency Mortgage-Backed Securities to Asset-Backed Securities since prior fiscal year end.

188	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return ESG Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(f)		$431	$431

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(f)	EUR	700	809

Fennovoima OYJ
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~µ(f)		286	333
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~(f)		811	943

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$400	400

Total Loan Participations and Assignments (Cost $2,923)			2,916

CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 15.5%

Bank of America Corp.
4.456% due 02/06/2032 •		3,400	3,358
4.948% due 07/22/2028 •		3,300	3,322

Barclays PLC
4.521% due 02/24/2032 •		3,400	3,328

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,274
3.099% due 01/01/2030		3,400	3,142

Boston Properties LP
2.550% due 04/01/2032		1,100	944

BPCE SA
6.714% due 10/19/2029 •		3,800	3,976

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900	16,241

Citibank NA
4.876% due 11/19/2027 •		7,200	7,224

Community Preservation Corp.
2.867% due 02/01/2030		15,000	13,956

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000	9,041

CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	3,100	3,953

Credit Agricole SA
4.656% due 01/12/2032 •		$1,700	1,677

CTP NV
0.625% due 09/27/2026	EUR	6,500	7,427

Digital Dutch Finco BV
1.500% due 03/15/2030		4,300	4,555

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		$2,100	2,081

European Investment Bank
1.625% due 10/09/2029		5,650	5,241
2.375% due 05/24/2027		10,000	9,842
3.300% due 02/03/2028	AUD	3,400	2,282
3.750% due 02/14/2033		$4,000	3,907

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		6,600	6,517
5.420% due 04/09/2031		1,900	1,866

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		3,300	3,271
4.148% due 01/21/2029 •		4,200	4,175

Golub Capital BDC, Inc.
7.050% due 12/05/2028		3,900	3,992

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		2,200	2,136
6.150% due 01/15/2031		3,200	3,261

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		675	622

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	6,049
3.500% due 09/15/2030		3,100	2,915

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
4.398% due 03/10/2030 •		$3,000	$2,978
5.130% due 03/03/2031 •		3,300	3,338

JPMorgan Chase & Co.
2.069% due 06/01/2029 •		1,783	1,697
3.702% due 05/06/2030 •		1,300	1,268
4.347% due 01/22/2032 •		3,400	3,353
5.299% due 07/24/2029 •		317	323
6.070% due 10/22/2027 •		2,400	2,423

KEB Hana Bank
5.375% due 04/23/2027		2,700	2,735

Kilroy Realty LP
2.650% due 11/15/2033		7,900	6,286

Lloyds Banking Group PLC
4.241% due 02/10/2030 •		3,400	3,364

Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,695
3.711% due 07/01/2029		4,300	4,159

Manulife Financial Corp.
3.703% due 03/16/2032		7,000	6,632

Morgan Stanley
2.734% (EUR003M + 0.700%) due 10/05/2029 ~	EUR	2,900	3,351
4.708% due 03/12/2032 •		$1,900	1,888

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •		3,300	3,290
4.213% due 02/08/2030 •		3,400	3,366

Norinchukin Bank
2.080% due 09/22/2031		2,900	2,510
5.094% due 10/16/2029		3,200	3,237
5.430% due 03/09/2028		4,400	4,469

Piedmont Operating Partnership LP
3.150% due 08/15/2030		2,700	2,429

Prologis LP
4.200% due 02/15/2033	CAD	4,600	3,296

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		$3,200	3,285

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000	4,747

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,826
5.500% due 03/09/2028		3,600	3,675

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		1,700	1,689

Toronto-Dominion Bank
5.264% due 12/11/2026		3,800	3,826

UBS AG
4.302% due 03/16/2029 •		3,400	3,396

UBS Group AG
3.126% due 08/13/2030 •		3,900	3,710
5.428% due 02/08/2030 •		5,400	5,518

WP Carey, Inc.
2.450% due 02/01/2032		7,600	6,622

			258,956

INDUSTRIALS 9.9%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		3,700	3,491

AP Moller - Maersk AS
5.875% due 09/14/2033		2,914	3,048

Autodesk, Inc.
2.400% due 12/15/2031		5,000	4,389

Beignet Investor LLC
6.581% due 05/30/2049		17,300	17,801

BMW U.S. Capital LLC
5.050% due 03/21/2030		3,200	3,237

California Endowment
2.498% due 04/01/2051		6,900	4,084

Centene Corp.
3.000% due 10/15/2030		2,800	2,455

Cigna Group
4.500% due 09/15/2030		2,500	2,492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conagra Brands, Inc.
4.850% due 11/01/2028		$2,100	$2,103

Continental Wind LLC
6.000% due 02/28/2033		3,542	3,619

Coty, Inc.
4.500% due 05/15/2027	EUR	2,700	3,125

Denso Corp.
4.420% due 09/11/2029		$6,300	6,293

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500	7,003

Global Payments, Inc.
4.550% due 03/15/2028		2,600	2,590

Hyundai Capital America
4.600% due 04/06/2028 (b)		3,300	3,300

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400	11,569

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		4,657	4,266

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600	12,225

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,978

Marriott International, Inc.
4.500% due 10/15/2031		3,200	3,164

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		4,400	3,861

Mather Foundation
2.675% due 10/01/2031		9,600	8,574

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,700

NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000% due 01/15/2033		$5,000	4,978

Oracle Corp.
4.450% due 09/26/2030		4,200	4,049
4.550% due 02/04/2029		3,400	3,358

Quanta Services, Inc.
4.300% due 08/09/2028		3,200	3,196

ReNew Pvt Ltd.
5.875% due 03/05/2027		3,754	3,716

S&P Global, Inc.
2.950% due 03/01/2029		2,200	2,120

Salesforce, Inc.
4.500% due 03/15/2028		1,850	1,851
4.650% due 03/15/2029		1,850	1,854

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		4,100	4,181

Smurfit Westrock Financing DAC
5.185% due 01/15/2036		2,200	2,166
5.418% due 01/15/2035		2,100	2,119

Snam SpA
5.000% due 05/28/2030		3,500	3,537

Volkswagen Group of America Finance LLC
4.550% due 09/11/2028		4,100	4,090

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,900	2,124

			164,706

UTILITIES 6.9%

AES Corp.
2.450% due 01/15/2031		$1,600	1,416

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		4,721	4,714

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		2,000	1,883

Clearway Energy Operating LLC
4.750% due 03/15/2028		2,000	1,974

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		2,500	2,431

Duke Energy Carolinas LLC
3.950% due 11/15/2028		4,000	3,970

Duke Energy Florida LLC
2.500% due 12/01/2029		4,900	4,594

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	189

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EDP Finance BV
1.710% due 01/24/2028		$9,000	$8,544

ENEL Finance International NV
2.500% due 07/12/2031		500	444
4.625% due 06/15/2027		3,452	3,460
5.000% due 06/15/2032		1,600	1,599

Eversource Energy
4.450% due 12/15/2030		3,400	3,355

Interstate Power & Light Co.
4.100% due 09/26/2028		4,300	4,270

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,683
2.200% due 12/02/2026	AUD	10,300	6,979

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$4,900	4,410

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	2,200	2,529

Pacific Gas & Electric Co.
5.050% due 10/15/2032		$3,300	3,280
6.700% due 04/01/2053		8,600	8,911

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		3,000	2,931

Public Service Co. of Colorado
3.700% due 06/15/2028		3,400	3,356

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		5,000	4,720

RWE Finance U.S. LLC
5.125% due 09/18/2035		4,200	4,085

San Diego Gas & Electric Co.
4.950% due 08/15/2028		4,300	4,370

SCE Recovery Funding LLC
4.697% due 06/15/2042		1,935	1,869

Solar Star Funding LLC
5.375% due 06/30/2035		4,344	4,365

Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,640
3.650% due 06/01/2051		1,900	1,304
4.125% due 03/01/2048		250	187
4.650% due 10/01/2043		100	84
4.875% due 03/01/2049		450	377
5.250% due 03/15/2030		3,000	3,048

Verizon Communications, Inc.
2.850% due 09/03/2041		5,800	4,083

			115,865

Total Corporate Bonds & Notes (Cost $568,832)			539,527

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037		2,000	1,875

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035		2,100	1,742

			3,617

MICHIGAN 0.2%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052		3,100	2,251

NEW YORK 0.1%

New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200	195
1.477% due 11/01/2027		300	289
1.577% due 05/01/2028		500	476
1.677% due 11/01/2028		875	825

			1,785

Total Municipal Bonds & Notes (Cost $9,075)			7,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 42.3%

Federal Home Loan Mortgage Corp.
2.500% due 07/01/2050	$6,799	$5,788
3.500% due 12/01/2047 - 05/01/2048	14,807	13,821
4.000% due 08/01/2030 - 11/01/2053	31,975	30,249
4.500% due 02/01/2029 - 10/01/2053	56,753	54,948
5.000% due 10/01/2039 - 03/01/2054	41,745	41,306
5.500% due 01/01/2034 - 12/01/2054	42,049	42,339
6.000% due 09/01/2027 - 05/01/2040	582	611
6.500% due 02/01/2054	176	182
6.534% due 07/01/2030 •	1	1

Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031	762	693
1.783% due 06/25/2034	15,000	12,542

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.012% due 08/25/2029 ~(a)	23,966	609
1.133% due 09/25/2030 ~(a)	59,419	2,357

Federal Home Loan Mortgage Corp. REMICS
4.196% due 12/15/2042 •	1,685	1,665
4.497% due 10/15/2037 •	4	4
6.500% due 05/15/2032	266	272
7.000% due 02/15/2027	4	4

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.562% due 08/15/2032 ~	2	2

Federal National Mortgage Association
2.500% due 02/01/2035	1,919	1,855
3.000% due 05/01/2028 - 07/01/2052	26,116	23,260
3.500% due 03/01/2047	744	698
4.000% due 08/01/2029 - 09/01/2053	65,162	61,743
4.010% due 12/01/2028	7,559	7,550
4.500% due 04/01/2031 - 09/01/2053	62,439	60,482
5.000% due 02/01/2038 - 04/01/2054	61,860	61,277
5.114% due 07/01/2044 •	13	13
5.460% due 08/01/2035 •	104	106
5.500% due 07/01/2029 - 11/01/2053	31,963	32,254
5.643% due 01/01/2035 •	25	26
5.749% due 03/01/2033 •	1	1
5.943% due 07/01/2035 •	23	23
6.000% due 09/01/2028 - 12/01/2054	22,073	22,566
6.235% due 08/01/2035 •	43	44
6.290% due 09/01/2035 •	3	3
6.344% due 09/01/2034 •	10	10
6.546% due 04/01/2038 •	13	13
6.594% due 09/01/2037 •	4	4
6.777% due 04/01/2038 •	4	4
6.857% due 04/01/2038 •	6	6

Federal National Mortgage Association REMICS
3.842% due 07/25/2037 •	61	60
4.026% due 05/25/2037 •	2	2
4.106% due 06/25/2055 •	369	365
4.136% due 03/25/2037 •	5	5
6.125% due 05/25/2035 ~	10	10

Federal National Mortgage Association Trust
6.500% due 06/25/2044	9	9

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	44,605	2,036

Government National Mortgage Association
3.500% due 08/15/2045 - 08/20/2049	12,426	11,591
4.000% due 09/20/2040 - 09/20/2055	15,229	14,378
5.000% due 03/15/2033 - 05/15/2042	183	187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 07/20/2027 - 08/20/2027 •	$1	$1
5.625% due 02/20/2032 •	48	48
6.000% due 04/15/2037	26	28
7.000% due 02/20/2032	1	1

Government National Mortgage Association REMICS
4.082% due 10/20/2043 •	743	720
4.132% due 05/20/2047 •	235	226
4.363% due 05/20/2066 •	4	4
4.383% due 05/20/2065 •	134	134
4.503% due 02/20/2066 •	28	29
4.583% due 09/20/2066 •	814	817
5.077% due 11/20/2067 •	742	751
5.227% due 06/20/2067 •	1,971	1,998
5.592% due 04/20/2067 •	443	448

Government National Mortgage Association, TBA
2.000% due 05/01/2056	4,400	3,634
4.000% due 04/01/2056 - 05/01/2056	18,000	16,858
5.000% due 04/01/2056 - 05/01/2056	9,040	8,946
6.000% due 04/01/2056	18,900	19,221

Tennessee Valley Authority
1.500% due 09/15/2031	7,800	6,829

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056	18,250	17,224
4.500% due 04/01/2056 - 06/01/2056	30,100	29,026
5.000% due 04/01/2056 - 05/01/2056	34,400	33,905
5.500% due 05/01/2056	4,035	4,048
6.000% due 06/01/2056 - 07/01/2056	44,801	45,594
6.500% due 05/01/2056	9,000	9,304

Total U.S. Government Agencies (Cost $712,102)		707,768

U.S. TREASURY OBLIGATIONS 24.9%

U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	29,100	18,754
1.375% due 08/15/2050	4,000	1,957
1.625% due 11/15/2050 (h)	26,500	13,832
1.750% due 08/15/2041 (h)	26,800	17,926
1.875% due 02/15/2051 (h)	16,325	9,068
1.875% due 11/15/2051	4,300	2,363
2.000% due 11/15/2041 (j)	6,400	4,428
2.000% due 02/15/2050 (h)	20,000	11,648
2.000% due 08/15/2051 (h)	15,425	8,788
2.250% due 05/15/2041	2,200	1,604
2.250% due 08/15/2049 (h)(j)	32,572	20,267
2.250% due 02/15/2052 (h)	8,000	4,824
2.375% due 02/15/2042 (h)	21,900	15,967
2.375% due 11/15/2049 (h)	7,756	4,943
2.375% due 05/15/2051 (h)	4,100	2,566
2.500% due 02/15/2045 (h)(j)(l)	1,900	1,333
2.750% due 08/15/2047 (h)(l)	300	212
2.875% due 05/15/2043 (j)	3,900	2,997
2.875% due 05/15/2049 (h)	18,300	13,016
3.000% due 05/15/2042 (l)	400	319
3.000% due 11/15/2044	2,100	1,609
3.000% due 05/15/2045	2,500	1,903
3.000% due 02/15/2048 (h)	12,500	9,221
3.000% due 08/15/2048	2,100	1,542
3.000% due 02/15/2049 (h)	9,200	6,722
3.125% due 02/15/2043 (h)	12,100	9,692
3.125% due 08/15/2044 (l)	1,300	1,019
3.125% due 05/15/2048	3,400	2,560
3.250% due 05/15/2042 (h)	70,400	58,028
3.375% due 08/15/2042 (h)	14,500	12,117
3.375% due 05/15/2044 (j)(l)	1,000	818
3.375% due 11/15/2048 (h)	9,300	7,291
3.625% due 08/15/2043	5,150	4,400
3.625% due 02/15/2044	2,200	1,869
3.750% due 11/15/2043 (h)(j)(l)	7,600	6,588
3.875% due 05/15/2043 (h)	8,200	7,270
4.000% due 11/15/2042 (h)	14,364	13,002
4.375% due 05/15/2041 (h)	7,268	7,003
4.375% due 08/15/2043 (h)	11,065	10,448
4.500% due 11/15/2054 (h)	2,200	2,056
4.625% due 05/15/2044 (h)	2,700	2,619

190	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 11/15/2045 (h)		$2,900	$2,798
4.625% due 05/15/2054 (h)		7,700	7,344
4.625% due 11/15/2055		7,200	6,880
4.750% due 08/15/2055 (h)		18,341	17,877
4.875% due 08/15/2045 (h)		2,109	2,103

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051		23,609	12,572
0.125% due 02/15/2052		1,519	789
0.250% due 02/15/2050		5,819	3,298
0.625% due 02/15/2043 (h)		990	730
0.750% due 02/15/2045		12,430	8,940
0.875% due 02/15/2047		3,772	2,678
1.000% due 02/15/2046		137	102
1.000% due 02/15/2049 (h)		1,422	1,007
1.375% due 02/15/2044 (h)		2,930	2,424
1.500% due 02/15/2053		1,750	1,343
2.125% due 02/15/2054 (h)		5,086	4,490
2.375% due 02/15/2055 (h)		1,134	1,055
1.250% due 04/15/2028		7,047	7,077

U.S. Treasury STRIPS Coupon
0.000% due 02/15/2040 (a)		1,400	719
0.000% due 08/15/2040 (a)		300	149
0.000% due 02/15/2041 (a)		400	193
0.000% due 05/15/2041 (a)		3,600	1,713
0.000% due 08/15/2041 (a)		5,500	2,579
0.000% due 11/15/2041 (a)		1,700	785
0.000% due 02/15/2042 (a)		2,300	1,046
0.000% due 08/15/2042 (a)		2,900	1,279

Total U.S. Treasury Obligations (Cost $478,945)			416,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		530	483

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •		6,000	5,781

Banc of America Mortgage Trust
6.000% due 05/25/2037		949	754

BCAP LLC Trust
4.447% due 03/26/2037 þ		27	27

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		226	175

BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •		8,858	8,428

CSMC Mortgage-Backed Trust
4.393% due 04/25/2037 •		2,283	569

DC Office Trust
2.965% due 09/15/2045		11,900	10,745

DOLP Trust
2.956% due 05/10/2041		8,600	7,726

DROP Mortgage Trust
4.937% due 10/15/2043 •		6,850	6,834

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		4,497	4,071

GSMPS Mortgage Loan Trust
4.193% due 04/25/2036 •		804	694

GSR Mortgage Loan Trust
3.961% due 03/25/2047 ~		846	444

IndyMac INDX Mortgage Loan Trust
3.468% due 01/25/2036 ~		366	333

JP Morgan Chase Commercial Mortgage Securities Trust
4.797% due 06/15/2038 •		8,105	7,845

JP Morgan Mortgage Trust
6.500% due 07/25/2036		1,976	602

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		5,800	4,577

Lehman Mortgage Trust
6.000% due 09/25/2037		324	318

MortgageIT Mortgage Loan Trust
4.253% due 04/25/2036 •		398	386

One New York Plaza Trust
4.737% due 01/15/2036 •		4,720	4,559

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	28,500	19,664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM Trust
6.250% due 08/25/2068 þ	$1,705	$1,708

RALI Trust
4.173% due 07/25/2036 •	638	600

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •	11,000	10,989

SLG Office Trust
0.258% due 07/15/2041 ~(a)	156,137	1,687

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	478	187

SUMIT Mortgage Trust
2.789% due 02/12/2041	10,200	9,252
2.850% due 02/12/2041	1,700	1,495

Thornburg Mortgage Securities Trust
5.139% due 10/25/2046 •	239	230

VASA Trust
4.687% due 07/15/2039 •	10,730	10,544

WaMu Mortgage Pass-Through Certificates Trust
4.136% due 12/25/2036 ~	366	333
4.863% due 03/25/2037 ~	364	339

Total Non-Agency Mortgage-Backed Securities (Cost $130,260)		122,379

ASSET-BACKED SECURITIES 9.1%

AUTOMOBILE SEQUENTIAL 1.0%

BMW Vehicle Lease Trust
4.430% due 06/26/2028	3,200	3,212
4.980% due 03/25/2027	853	854

FHF Issuer Trust
5.690% due 02/15/2030	1,431	1,439
5.890% due 06/15/2030	1,574	1,585

FHF Trust
6.570% due 06/15/2028	302	303

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	2,500	2,505
5.570% due 09/25/2029	3,000	3,068

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	2,000	2,032

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029	1,986	2,004

		17,002

CMBS OTHER 0.4%

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •	1,200	1,203

MF1 LLC
5.000% due 02/18/2040 •	3,200	3,192

MF1 Ltd.
5.027% due 02/19/2037 •	2,898	2,901

		7,296

HOME EQUITY OTHER 0.6%

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	155	152

Countrywide Asset-Backed Certificates Trust
4.253% due 05/25/2037 •	1,470	1,380

GSAMP Trust
3.933% due 12/25/2036 •	222	110

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	188	53

JP Morgan Mortgage Acquisition Corp.
2.945% due 10/25/2035 •	168	167

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •	2,367	1,088
4.093% due 06/25/2036 •	451	403
5.043% due 07/25/2037 •	400	358

Morgan Stanley IXIS Real Estate Capital Trust
3.943% due 11/25/2036 •	7,440	2,422

New Century Home Equity Loan Trust
6.793% due 01/25/2033 •	466	393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
4.233% due 02/25/2037 •		$3,101	$1,528

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		3,359	990

			9,044

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		248	65

WHOLE LOAN COLLATERAL 0.1%

Lehman XS Trust
4.968% due 01/25/2036 þ		2,215	1,977

OTHER ABS 7.0%

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		2,300	2,301

ARES European CLO XIV DAC
3.063% due 10/21/2034 •	EUR	1,532	1,772

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		$4,900	4,906

Capital Four CLO IV DAC
3.175% due 04/15/2038 •	EUR	6,000	6,914

College Avenue Student Loans LLC
4.993% due 12/26/2047 •		$503	504

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		4,800	4,802

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		155	155

Elevation CLO Ltd.
4.798% due 07/25/2034 •		4,700	4,705
4.968% due 01/25/2035 •		4,900	4,903

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •		3,420	3,424

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		6,957	5,404

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		3,213	3,216

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	6,930	8,005

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$2,900	2,902

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		8,827	6,972

Mosaic Solar Loan Trust
2.640% due 01/20/2053		7,717	6,766
5.910% due 11/20/2053		1,292	1,256

Mountain View CLO LLC
4.547% due 04/14/2033 •		4,800	4,795

Ocean Trails CLO XI
4.698% due 07/20/2034 •		4,700	4,701

Pikes Peak CLO 4
4.882% due 07/15/2034 •		4,900	4,907

Service Experts Issuer LLC
2.670% due 02/02/2032		1,424	1,401

SMB Private Education Loan Trust
5.240% due 03/15/2056		2,523	2,548

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		301	294

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		10,799	9,069

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		1,856	1,810

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		5,284	4,803

Switch ABS Issuer LLC
5.121% due 10/25/2055		5,800	5,675

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		2,528	2,529

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	191

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	1,500	$1,734

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •		$3,477	3,478

			116,651

Total Asset-Backed Securities (Cost $162,139)			152,035

SOVEREIGN ISSUES 9.0%

Australia Government Bonds
2.750% due 06/21/2035	AUD	6,400	3,702

BNG Bank NV
3.500% due 05/19/2028		$4,000	3,970
4.750% due 02/01/2030		3,800	3,906

Canada Government Bonds
3.250% due 12/01/2034	CAD	2,258	1,606

Chile Government International Bonds
4.850% due 01/22/2029		$6,600	6,687

Colombia Government International Bonds
5.375% due 01/21/2029		500	496
6.500% due 01/21/2033		500	490

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	1,500	1,787

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	700	522

European Union
0.400% due 02/04/2037	EUR	10,500	8,791
2.875% due 10/05/2029		6,500	7,513

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (e)		5,748	6,832

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	318,000	1,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	47,250	$216
2.300% due 12/20/2054		580,250	2,775
2.400% due 03/20/2055		746,900	3,652
2.800% due 06/20/2055		440,000	2,350
3.200% due 09/20/2055		531,000	3,075
3.400% due 12/20/2055		140,000	843

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		740,000	3,874
2.400% due 03/20/2045		417,400	2,324
2.700% due 09/20/2045		37,150	216

Japan International Cooperation Agency
2.750% due 04/27/2027		$4,500	4,442

Korea Housing Finance Corp.
4.625% due 02/24/2028		5,000	5,050

Mexico Government International Bonds
3.875% due 05/16/2031	EUR	2,700	3,048
4.490% due 05/25/2032		3,500	4,029

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$3,400	3,408

Peru Government International Bonds
5.400% due 08/12/2034	PEN	6,500	1,775
6.150% due 08/12/2032		25,700	7,723
6.950% due 08/12/2031		7,601	2,369

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	2,600	1,433
4.500% due 08/22/2035		700	445

Romania Government International Bonds
5.625% due 02/22/2036	EUR	4,000	4,442

Sweden Government International Bonds
0.125% due 09/09/2030	SEK	155,000	14,789

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	1,200	560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 09/15/2033	AUD	1,300	$724

U.K. Gilts
0.500% due 10/22/2061	GBP	700	219
3.750% due 03/07/2027		15,600	20,532
4.375% due 07/31/2054		8,134	8,965

Total Sovereign Issues (Cost $160,703)			150,969

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (g) 0.6%
			9,400

U.S. TREASURY BILLS 0.0%
3.598% due 04/28/2026 (c)(d)		$9	9

Total Short-Term Instruments (Cost $9,409)			9,409

Total Investments in Securities (Cost $2,234,388)			2,109,215

Total Investments 126.2% (Cost $2,234,388)			$2,109,215

Financial Derivative Instruments (i)(k) 0.7% (Cost or Premiums, net $21,083)			11,239

Other Assets and Liabilities, net (26.9)%			(449,318)

Net Assets 100.0%			$1,671,136

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	5.860%	10/21/2026	10/27/2025	$431	$431	0.03%
Dorchester LLC	4.610	01/04/2027	12/10/2025	819	809	0.05
Fennovoima OYJ	0.600	07/10/2028	07/16/2025	333	333	0.02
Fennovoima OYJ	4.477	07/10/2028	07/16/2025	636	639	0.04
Fennovoima OYJ	4.461	07/10/2028	07/16/2025	304	304	0.02

				$2,523	$2,516	0.16%

192	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	03/31/2026	04/01/2026	$9,400	U.S. Treasury Notes 1.125% due 02/15/2031	$(9,600)	$9,400	$9,401

Total Repurchase Agreements						$(9,600)	$9,400	$9,401

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	3.780%	03/11/2026	04/06/2026	$(3,057)	$(3,064)
BSN	3.770	03/06/2026	04/06/2026	(171,791)	(172,259)
CIB	3.780	03/11/2026	04/09/2026	(16,398)	(16,434)
DEU	3.770	03/03/2026	04/07/2026	(8,754)	(8,781)
JPS	3.760	03/13/2026	04/17/2026	(2,926)	(2,932)
	3.760	03/23/2026	04/06/2026	(583)	(583)
	3.770	03/24/2026	04/07/2026	(8,601)	(8,608)
NOM	3.760	02/19/2026	04/02/2026	(8,131)	(8,166)
RCY	3.770	02/06/2026	04/20/2026	(28,014)	(28,172)
JPS	3.760	03/10/2026	04/21/2026	(1,104)	(1,107)
	3.760	03/12/2026	04/23/2026	(2,239)	(2,243)
	3.770	02/27/2026	04/06/2026	(1,555)	(1,560)

Total Reverse Repurchase Agreements					$(253,909)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.780%	03/16/2026	04/06/2026	$(1,165)	$(1,167)
UBS	3.770	02/24/2026	04/24/2026	(5,300)	(5,320)

Total Sale-Buyback Transactions					$(6,487)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	06/01/2056	$2,000	$(1,823)	$(1,830)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	1,900	(1,892)	(1,874)

Total Short Sales (0.2)%				$(3,715)	$(3,704)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(3,064)	$0	$(3,064)	$2,967	$(97)
BOS	9,401	0	0	9,401	(9,600)	(199)
BSN	0	(172,259)	0	(172,259)	171,125	(1,134)
CIB	0	(16,434)	0	(16,434)	16,542	108
DEU	0	(8,781)	0	(8,781)	8,389	(392)
JPS	0	(12,123)	0	(12,123)	16,902	4,779
NOM	0	(8,166)	0	(8,166)	8,110	(56)
RCY	0	(28,172)	0	(28,172)	27,777	(395)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	193

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
UBS	$0	$(4,910)	$0	$(4,910)	$0	$(4,910)

Master Securities Forward Transaction Agreement
BCY	0	0	(1,167)	(1,167)	1,145	(22)
UBS	0	0	(5,320)	(5,320)	5,335	15

Total Borrowings and Other Financing Transactions	$9,401	$(253,909)	$(6,487)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(253,909)	$0	$0	$(253,909)

Total	$0	$(253,909)	$0	$0	$(253,909)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(6,487)	0	0	(6,487)

Total	$0	$(6,487)	$0	$0	$(6,487)

Total Borrowings	$0	$(260,396)	$0	$0	$(260,396)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(260,396)

(h)	Securities with an aggregate market value of $258,293 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(295,629) at a weighted average interest rate of 4.185%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	10	$10	$(4)	$(11)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	10	10	(4)	(1)

						$(8)	$(12)

OPTIONS ON EXCHANGE-TRADED FUTURE CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	22	$22	$(7)	$(8)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	22	22	(5)	(3)

						$(12)	$(11)

Total Written Options						$(20)	$(23)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA March Futures	06/2027	51	$16,140	$23	$21	$0
Australia Government 10-Year Bond June Futures	06/2026	255	18,958	(106)	178	0
Long Guilt June Futures	06/2026	283	32,884	(1,645)	247	0
U.S. Treasury 2-Year Note June Futures	06/2026	240	49,787	(296)	19	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,212	239,293	(3,117)	305	(3)
U.S. Treasury 10-Year Note June Futures	06/2026	494	54,857	(809)	116	0

				$(5,950)	$886	$(3)

194	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	337	$(48,842)	$1,306	$0	$(354)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	306	(34,736)	793	0	(91)
U.S. Treasury Long-Term Bond June Futures	06/2026	54	(6,149)	168	0	(20)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	369	(43,012)	1,442	0	(81)

				$3,709	$0	$(546)

Total Futures Contracts				$(2,241)	$886	$(549)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	8,600	$138	$(23)	$115	$3	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		3,500	22	(15)	7	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		6,500	35	(23)	12	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.517		600	12	(2)	10	0	0

							$207	$(63)	$144	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	10,800	$203	$(8)	$195	$21	$0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		15,225	255	13	268	27	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	6,000	136	(32)	104	7	0
CDX.iTraxx Europe Senior 44 5-Year Index	1.000	Quarterly	12/20/2030		27,900	707	(271)	436	40	0

						$1,301	$(298)	$1,003	$95	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	15,700	$513	$309	$822	$0	$(63)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,211	1,389	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		90	0	6	6	0	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,740	85	35	120	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	3,440,000	596	55	651	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	$	45,640	0	131	131	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	388	(184)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	(17)	(21)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	(8)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	(18)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(22)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		5,300	(30)	59	29	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		800	(3)	1	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,270	3,017	105	3,122	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	(14)	(21)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		5,800	(41)	52	11	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,600	3	22	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,500	(1)	17	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		2,671	7	18	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,100	(3)	31	28	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		2,200	(4)	25	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		2,200	(5)	21	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		2,900	(86)	53	(33)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,790	8,299	8,702	17,001	123	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		700	0	9	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	4,309	5,903	186	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,625	1,871	62	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	195

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2055	$	5,880	$546	$383	$929	$22	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		10,200	167	72	239	39	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(945)	(945)	29	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	(104)	(246)	88	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	(17)	(22)	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		8,400	41	(248)	(207)	69	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		6,200	(7)	(315)	(322)	52	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(299)	(362)	9	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,300	(3)	4	1	0	(3)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	18	15	0	(6)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	26	26	0	(4)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	40	40	0	(6)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	63	63	0	(10)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,200	(3)	9	6	0	(5)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(49)	(52)	8	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		410	(1)	(15)	(16)	3	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		50,990	(395)	(1,460)	(1,855)	450	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,900	260	90	350	0	(155)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	CAD	1,200	4	(4)	0	0	(2)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		1,100	0	(40)	(40)	0	(2)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		1,200	0	21	21	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,400	(2)	7	5	0	(3)

							$14,172	$14,337	$28,509	$1,155	$(445)

Total Swap Agreements							$15,680	$13,976	$29,656	$1,253	$(445)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$886	$1,253	$2,139	$(23)	$(549)	$(445)	$(1,017)

(j)

Securities with an aggregate market value of $12,277 and cash of $19,826 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $10 and liability of $(0) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	28,836	$21,051	$321	$0
	04/2026	SGD	18	14	0	0

196	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	3,534		$675	$0	$(7)
	04/2026	EUR	1,440		1,674	10	0
	04/2026	INR	86,493		921	8	0
	04/2026	PLN	1,355		366	1	0
	04/2026	SGD	3,944		3,086	18	0
	04/2026		$677	BRL	3,534	5	0
	04/2026		1,180	GBP	885	0	(8)
	04/2026		1,843	INR	171,688	1	(24)
	04/2026		209	KRW	306,232	0	(6)
	04/2026		119	MXN	2,187	3	0
	04/2026		2,048	PLN	7,566	0	(10)
	06/2026	MXN	14,538		$811	5	0
	06/2026		$675	BRL	3,581	7	0

BPS	04/2026	AUD	585		$416	13	0
	04/2026	BRL	102,539		19,487	0	(309)
	04/2026	INR	281,585		2,992	8	0
	04/2026	KRW	3,399,052		2,280	25	(5)
	04/2026	PLN	527		142	0	0
	04/2026	THB	88,726		2,769	76	0
	04/2026		$19,603	BRL	102,539	192	0
	04/2026		5,048	IDR	85,432,410	0	(15)
	04/2026		6,072	INR	566,173	13	(73)
	04/2026		3,052	KRW	4,558,845	5	(25)
	04/2026		499	PLN	1,798	0	(15)
	04/2026		1	THB	19	0	0
	04/2026		1,692	TWD	54,102	0	(4)
	04/2026	ZAR	18,804		$1,110	1	0
	05/2026	INR	225,182		2,380	0	(10)
	05/2026	THB	16,743		510	1	0
	05/2026	TWD	32,481		1,008	0	(5)
	05/2026		$760	BRL	3,989	6	0
	05/2026		1,188	IDR	20,228,634	3	0
	06/2026		978		16,458,232	0	(10)
	07/2026		18,180	BRL	97,665	294	0

BRC	04/2026	CAD	39		$28	0	0
	04/2026	NOK	117		12	0	0
	04/2026	SEK	132,602		14,615	607	0
	04/2026	TRY	524,319		11,549	0	(107)
	04/2026		$1,131	MXN	20,220	0	(4)
	04/2026		372	PLN	1,340	0	(11)
	04/2026		18,782	TRY	862,213	252	0
	04/2026		2,172	ZAR	35,537	0	(74)
	05/2026	TRY	66,634		$1,429	0	(10)
	05/2026		$28	CAD	39	0	0

BSH	04/2026		42,296	GBP	31,773	0	(241)
	04/2026		725	JPY	115,788	4	0
	04/2026		9,763	NZD	16,912	0	(45)
	04/2026		4,313	PLN	15,600	0	(111)
	05/2026	GBP	31,773		$42,295	242	0
	05/2026	JPY	115,439		725	0	(4)
	05/2026	NZD	16,912		9,774	46	0
	01/2027	PEN	2,803		826	31	0

CBK	04/2026	AUD	2,908		2,039	33	0
	04/2026	CNH	833		121	0	0
	04/2026	GBP	2,737		3,670	47	0
	04/2026	INR	660,123		7,063	92	0
	04/2026	THB	8		0	0	0
	04/2026		$17,295	INR	1,593,889	14	(423)
	04/2026		1,261	JPY	198,700	0	(9)
	04/2026		180	PLN	641	0	(7)
	04/2026		2	THB	59	0	0
	05/2026	PEN	7,773		$2,302	73	0
	06/2026	IDR	2,855,673		170	2	0
	06/2026		$713	IDR	11,982,817	0	(8)
	06/2026		4,144	MXN	74,094	0	(33)
	07/2026	PEN	14,188		$4,122	66	0
	09/2026		$244	MXN	4,364	0	(4)
	01/2027	PEN	7,162		$2,101	73	0

DUB	04/2026	INR	245,204		2,596	11	(4)
	04/2026	TRY	10		0	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	197

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$26,830	AUD	39,111	$154	$0
	04/2026		2,784	INR	263,006	20	(7)
	04/2026		22,637	SGD	28,916	0	(146)
	04/2026		1,059	THB	34,577	0	(9)
	05/2026	AUD	39,111		$26,820	0	(155)
	05/2026	SGD	28,852		22,637	145	0
	06/2026	THB	34,507		1,059	6	0
	06/2026	TWD	13,140		413	4	0

FAR	04/2026	AUD	13,412		9,505	252	0
	04/2026	CHF	1,174		1,521	53	0
	04/2026	GBP	29,921		40,435	831	0
	04/2026	JPY	72,491		464	7	0
	04/2026		$1,472	CHF	1,173	0	(5)
	04/2026		903	JPY	144,166	5	0
	04/2026		414	PLN	1,492	0	(12)
	04/2026		122	SGD	156	0	(1)
	05/2026	CHF	1,168		$1,472	5	0
	05/2026	JPY	143,731		903	0	(5)
	05/2026	SGD	156		122	1	0
	06/2026		$1,020	MXN	17,766	0	(35)
	07/2026	PEN	3,578		$1,058	36	0
	09/2026		$198	MXN	3,496	0	(6)

GLM	04/2026	BRL	107,018		$20,476	0	(185)
	04/2026	INR	17,235		189	7	0
	04/2026	THB	16,525		508	6	0
	04/2026		$20,489	BRL	107,018	171	0
	04/2026		97	IDR	1,646,181	0	0
	04/2026		620	MXN	11,430	18	0
	04/2026		1,095	THB	35,798	0	(9)
	06/2026	IDR	7,705,551		$456	2	0
	06/2026	MXN	2,568		144	2	0
	06/2026	THB	19,238		587	0	0
	06/2026		$2,020	BRL	10,750	28	0
	06/2026		746	IDR	12,581,534	0	(6)
	06/2026		3,020	MXN	52,643	0	(101)
	07/2026		1,830	BRL	9,836	30	0

IND	04/2026	EUR	77,873		$91,951	1,942	0

JPM	04/2026	CAD	2,704		1,982	38	0
	04/2026	INR	136,862		1,456	10	0
	04/2026	KRW	2,999,024		1,991	7	(11)
	04/2026	PLN	1,897		510	1	(1)
	04/2026	SGD	25,111		19,925	395	0
	04/2026		$1,456	INR	137,097	3	0
	04/2026		1,735	KRW	2,625,298	11	0
	04/2026		10,119	MXN	181,395	10	(20)
	04/2026		5,144	ZAR	85,898	0	(75)
	04/2026	ZAR	18,462		$1,087	1	(3)
	06/2026	MXN	14,089		785	4	0

MBC	04/2026	AUD	578		407	9	0
	04/2026	IDR	10,515,202		619	0	(1)
	04/2026	JPY	79,861		514	10	0
	04/2026	KRW	5,875,560		4,015	108	0
	04/2026	NOK	5,477		561	1	(5)
	04/2026	NZD	3,482		2,048	47	0
	04/2026	THB	5,263		169	9	0
	04/2026		$402	JPY	64,249	3	0
	04/2026		912	NOK	8,885	5	0
	05/2026	JPY	64,055		$402	0	(3)
	05/2026	SEK	135,500		14,190	0	(147)
	05/2026		$660	KRW	1,009,041	11	0
	05/2026		490	NOK	4,790	5	0
	06/2026	MXN	1,571		$87	0	0
	06/2026		$619	IDR	10,540,065	1	0

MYI	04/2026	PLN	638		$180	8	0
	05/2026	NOK	1,457		150	0	(1)

NGF	04/2026		3,287		342	2	0

SCX	04/2026	JPY	57,011		365	6	0
	04/2026	NZD	13,430		8,029	312	0
	04/2026	THB	2,915		92	3	0

198	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$22,809	CAD	31,579	$0	$(107)
	04/2026		1,221	INR	110,667	0	(53)
	05/2026	CAD	31,535		$22,809	107	0
	06/2026		$639	IDR	10,743,239	0	(7)
	07/2026		2,058	KRW	2,943,576	0	(95)

SOG	04/2026	EUR	6,220		$7,363	173	0
	04/2026	JPY	314,451		2,021	40	0
	04/2026		$98,705	EUR	85,533	158	0
	05/2026	EUR	85,533		$98,859	0	(155)
	07/2026	PEN	6,417		1,895	60	0

SSB	04/2026	AUD	21,628		15,391	469	0
	04/2026	JPY	369		2	0	0

UAG	04/2026	PLN	1,307		355	3	0
	04/2026		$3,006	PLN	10,863	0	(80)
	06/2026	MXN	2,003		$112	1	0
	06/2026		$1,509	MXN	26,333	0	(49)

Total Forward Foreign Currency Contracts						$8,365	$(3,116)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500%	07/13/2026	60,700	$134	$88

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	63,100	124	96

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	75,000	140	120

							$398	$304

Total Purchased Options							$398	$304

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	2,200	$(4)	$(2)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	4,700	(5)	(4)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	8,000	(9)	(11)

						$(18)	$(17)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,338	$(5)	$(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,373	(5)	(2)

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	3,448	(11)	(3)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	3,439	(9)	(3)

						$(30)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	1,100	$(4)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	1,100	(4)	(6)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	60,700	(52)	(32)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	60,700	(67)	(53)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	63,100	(48)	(43)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	63,100	(76)	(64)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	199

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	2,000	$(6)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	2,000	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	2,100	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	2,100	(7)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	3,800	(14)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	3,800	(14)	(12)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	800	(2)	(3)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	75,000	(53)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	75,000	(89)	(79)

							$(451)	$(381)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	1,200	$(8)	$(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	1,200	(7)	(6)

					$(15)	$(10)

Total Written Options					$(514)	$(417)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 4,700	$1,076	$(135)	$941	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	7,730	1,723	(176)	1,547	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	386	(46)	340	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,100	225	(5)	220	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	288	61	(9)	52	0

	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	9,110	2,001	(178)	1,823	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	290	67	(9)	58	0

						$5,539	$(558)	$4,981	$0

Total Swap Agreements						$5,539	$(558)	$4,981	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$321	$0	$0	$321	$0	$0	$0	$0	$321	$(290)	$31
BOA	58	0	941	999	(55)	(12)	0	(67)	932	(1,050)	(118)
BPS	637	0	1,547	2,184	(471)	0	0	(471)	1,713	(1,310)	403
BRC	859	0	0	859	(206)	0	0	(206)	653	(540)	113
BSH	323	0	0	323	(401)	0	0	(401)	(78)	0	(78)
CBK	400	88	340	828	(484)	(85)	0	(569)	259	(327)	(68)
DUB	340	96	0	436	(321)	(107)	0	(428)	8	0	8
FAR	1,190	0	0	1,190	(64)	0	0	(64)	1,126	(1,337)	(211)
GLM	264	0	0	264	(301)	(47)	0	(348)	(84)	130	46
GSC	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
GST	0	0	220	220	0	(15)	0	(15)	205	0	205
IND	1,942	0	0	1,942	0	0	0	0	1,942	(2,660)	(718)
JPM	480	0	1,875	2,355	(110)	0	0	(110)	2,245	(1,988)	257
MBC	209	0	0	209	(156)	(6)	0	(162)	47	0	47
MYC	0	0	58	58	0	(3)	0	(3)	55	0	55
MYI	8	0	0	8	(1)	0	0	(1)	7	0	7
NGF	2	120	0	122	0	(132)	0	(132)	(10)	0	(10)
SCX	428	0	0	428	(262)	0	0	(262)	166	0	166
SOG	431	0	0	431	(155)	0	0	(155)	276	(270)	6
SSB	469	0	0	469	0	0	0	0	469	(580)	(111)
UAG	4	0	0	4	(129)	0	0	(129)	(125)	0	(125)

Total Over the Counter	$8,365	$304	$4,981	$13,650	$(3,116)	$(417)	$0	$(3,533)

200	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(l)

Securities with an aggregate market value of $130 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$886	$886
Swap Agreements	0	98	0	0	1,155	1,253

	$0	$98	$0	$0	$2,041	$2,139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,365	$0	$8,365
Purchased Options	0	0	0	0	304	304
Swap Agreements	0	4,981	0	0	0	4,981

	$0	$4,981	$0	$8,365	$304	$13,650

	$0	$5,079	$0	$8,365	$2,345	$15,789

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	549	549
Swap Agreements	0	0	0	0	445	445

	$0	$0	$0	$0	$1,017	$1,017

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,116	$0	$3,116
Written Options	0	17	0	9	391	417

	$0	$17	$0	$3,125	$391	$3,533

	$0	$17	$0	$3,125	$1,408	$4,550

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$970	$970
Futures	0	0	0	0	4,392	4,392
Swap Agreements	0	272	0	0	7,267	7,539

	$0	$272	$0	$0	$12,629	$12,901

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	201

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,172)	$0	$(11,172)
Purchased Options	0	0	0	(384)	(686)	(1,070)
Written Options	0	54	0	54	2,147	2,255
Swap Agreements	0	579	0	0	0	579

	$0	$633	$0	$(11,502)	$1,461	$(9,408)

	$0	$905	$0	$(11,502)	$14,090	$3,493

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	(5,619)	(5,619)
Swap Agreements	0	(455)	0	0	2,146	1,691

	$0	$(455)	$0	$0	$(3,475)	$(3,930)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,872	$0	$6,872
Purchased Options	0	0	0	0	(278)	(278)
Written Options	0	(3)	0	21	323	341
Swap Agreements	0	(510)	0	0	0	(510)

	$0	$(513)	$0	$6,893	$45	$6,425

	$0	$(968)	$0	$6,893	$(3,430)	$2,495

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,916	$2,916
Corporate Bonds & Notes
Banking & Finance	0	258,956	0	258,956
Industrials	0	164,706	0	164,706
Utilities	0	115,865	0	115,865
Municipal Bonds & Notes
California	0	3,617	0	3,617
Michigan	0	2,251	0	2,251
New York	0	1,785	0	1,785
U.S. Government Agencies	0	707,768	0	707,768
U.S. Treasury Obligations	0	416,559	0	416,559
Non-Agency Mortgage-Backed Securities	0	102,715	19,664	122,379
Asset-Backed Securities
Automobile Sequential	0	17,002	0	17,002
CMBS Other	0	7,296	0	7,296
Home Equity Other	0	9,044	0	9,044
Home Equity Sequential	0	65	0	65
Whole Loan Collateral	0	1,977	0	1,977
Other ABS	0	116,651	0	116,651
Sovereign Issues	0	150,969	0	150,969
Short-Term Instruments
Repurchase Agreements	0	9,400	0	9,400
U.S. Treasury Bills	0	9	0	9

Total Investments	$0	$2,086,635	$22,580	$2,109,215

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,704)	$0	$(3,704)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	446	1,693	0	2,139
Over the counter	0	13,650	0	13,650

	$446	$15,343	$0	$15,789

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(366)	(651)	0	(1,017)
Over the counter	0	(3,533)	0	(3,533)

	$(366)	$(4,184)	$0	$(4,550)

Total Financial Derivative Instruments	$80	$11,159	$0	$11,239

Totals	$80	$2,094,090	$22,580	$2,116,750

202	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$408	$2,971	$(489)	$1	$49	$(24)	$0	$0	$2,916	$(7)
Non-Agency Mortgage-Backed Securities	0	18,635	0	0	0	1,029	0	0	19,664	1,029

Totals	$408	$21,606	$(489)	$1	$49	$1,005	$0	$0	$22,580	$1,022

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,107	Discounted Cash Flow	Discount Rate	4.270 - 6.790	5.093
	809	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	19,664	Recent Transaction	Purchase Price	100.000	—

Total	$22,580

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	203

Schedule of Investments	PIMCO Total Return Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.8%

CORPORATE BONDS & NOTES 25.0%

BANKING & FINANCE 9.9%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,495

Ally Financial, Inc.
6.848% due 01/03/2030 •	600	626

American Express Co.
4.918% due 07/20/2033 •	200	200
5.016% due 04/25/2031 •	100	102
5.085% due 01/30/2031 •	800	814
5.667% due 04/25/2036 •	100	103

American Homes 4 Rent LP
4.950% due 06/15/2030	200	201

American Tower Corp.
3.375% due 10/15/2026	800	795
3.950% due 03/15/2029	200	197
5.800% due 11/15/2028	800	825

ARES Strategic Income Fund
4.850% due 01/15/2029	400	387
5.450% due 09/09/2028	400	396

Arthur J Gallagher & Co.
4.850% due 12/15/2029	300	303

Athene Global Funding
5.516% due 03/25/2027	800	807
5.620% due 05/08/2026	300	300

Aviation Capital Group LLC
5.125% due 04/10/2030	500	503

Bank of America Corp.
4.948% due 07/22/2028 •	800	805
5.933% due 09/15/2027 •	300	302

BGC Group, Inc.
6.150% due 04/02/2030	400	407

Blackstone Reg Finance Co. LLC
4.300% due 11/03/2030	600	591

Blackstone Secured Lending Fund
5.250% due 09/04/2029	300	294

Block Financial LLC
5.375% due 09/15/2032	900	874

Blue Owl Finance LLC
6.250% due 04/18/2034	900	866

Brixmor Operating Partnership LP
5.500% due 02/15/2034	400	407

Broadstone Net Lease LLC
5.000% due 11/01/2032	100	98

Brown & Brown, Inc.
5.650% due 06/11/2034	600	606

Cantor Fitzgerald LP
7.200% due 12/12/2028	500	520

Capital One Financial Corp.
4.493% due 09/11/2031 •	1,100	1,080

CBRE Services, Inc.
4.800% due 06/15/2030	500	501

Citadel Finance LLC
4.750% due 02/14/2029	300	294

Citadel Securities Global Holdings LLC
5.125% due 01/27/2032	300	298

Citigroup, Inc.
4.412% due 03/31/2031 •	300	297

Citizens Financial Group, Inc.
6.645% due 04/25/2035 •	1,300	1,394

CNO Global Funding
5.875% due 06/04/2027	1,200	1,217

COPT Defense Properties LP
4.500% due 10/15/2030	100	99

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	200	198

Equinix, Inc.
2.500% due 05/15/2031	500	447

Equitable America Global Funding
4.700% due 09/15/2032	200	194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable Holdings, Inc.
4.350% due 04/20/2028	$133	$133

Essential Properties LP
5.400% due 12/01/2035	200	197

Essex Portfolio LP
5.375% due 04/01/2035	200	202

Extra Space Storage LP
4.950% due 01/15/2033	400	396

F&G Global Funding
5.875% due 06/10/2027	600	607

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	192
3.815% due 11/02/2027	200	196
5.420% due 04/09/2031	400	393
5.800% due 03/05/2027	1,700	1,710
5.800% due 03/08/2029	700	708

GA Global Funding Trust
4.500% due 09/18/2030	350	337
5.200% due 12/09/2031	800	784

GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036	100	97
5.750% due 11/01/2037	900	872

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,231

Grand River Funding Trust II
7.280% due 02/15/2056	200	209

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,453

Healthpeak OP LLC
3.500% due 07/15/2029	1,300	1,258

Host Hotels & Resorts LP
5.500% due 04/15/2035	300	298

HPS Corporate Lending Fund
4.900% due 09/11/2028	200	195
5.300% due 06/05/2027	500	498

Invitation Homes Operating Partnership LP
4.950% due 01/15/2033	500	489

Jackson National Life Global Funding
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~	100	100
5.350% due 01/13/2030	300	303

JPMorgan Chase & Co.
5.103% due 04/22/2031 •	1,800	1,833

Kilroy Realty LP
6.250% due 01/15/2036	200	198

Lazard Group LLC
6.000% due 03/15/2031	300	312

Lincoln Financial Global Funding
4.625% due 08/18/2030	700	693

LPL Holdings, Inc.
4.900% due 04/03/2028	200	201

LXP Industrial Trust
6.750% due 11/15/2028	149	156

Met Tower Global Funding
4.200% due 09/16/2030	500	492

Morgan Stanley
4.708% due 03/12/2032 •	600	596
5.123% due 02/01/2029 •	1,000	1,011
5.192% due 04/17/2031 •	1,100	1,117
5.656% due 04/18/2030 •	500	514

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,692

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •	300	299

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,555

NLG Global Funding
5.400% due 01/23/2030	500	512

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030	200	195

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	600	600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Progressive Corp.
5.150% due 03/26/2036	$200	$200

Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031	200	196
4.625% due 03/15/2033	200	195

Protective Life Corp.
4.700% due 01/15/2031	700	694

RGA Global Funding
5.050% due 12/06/2031	400	400

Sammons Financial Group, Inc.
6.875% due 04/15/2034	600	636

SBA Tower Trust
2.328% due 07/15/2052	1,700	1,639

Selective Insurance Group, Inc.
5.900% due 04/15/2035	200	206

Simon Property Group LP
5.125% due 10/01/2035	400	401

Sixth Street Lending Partners
6.500% due 03/11/2029	300	304

State Street Corp.
4.784% due 10/23/2036 •	300	292
4.834% due 04/24/2030	100	102

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030	400	398

Synchrony Financial
5.450% due 03/06/2031 •	700	700

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	750	745

TPG Operating Group II LP
5.875% due 03/05/2034	600	609

U.S. Bancorp
5.046% due 02/12/2031 •	600	609

VICI Properties LP
4.750% due 04/01/2028	400	401
5.125% due 11/15/2031	200	199

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026	300	299

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,562
6.303% due 10/23/2029 •	1,000	1,042

WP Carey, Inc.
4.650% due 07/15/2030	200	199

Zions Bancorp NA
4.483% due 02/09/2029 •	300	298

		60,003

INDUSTRIALS 8.3%

180 Medical, Inc.
5.300% due 10/08/2035	200	197

Abbott Laboratories
4.650% due 03/15/2036	200	196

AbbVie, Inc.
4.125% due 03/15/2031	400	394

Amazon.com, Inc.
4.550% due 03/13/2033	1,000	991

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028	500	503

American Airlines Pass-Through Trust
3.000% due 04/15/2030	688	668
3.150% due 08/15/2033	1,416	1,322
3.500% due 08/15/2033	337	312

Amgen, Inc.
5.250% due 03/02/2033	1,000	1,027

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.650% due 06/15/2033	300	295

Bayer U.S. Finance LLC
6.125% due 11/21/2026	200	202

Beignet Investor LLC
6.581% due 05/30/2049	6,050	6,225

Boeing Co.
6.259% due 05/01/2027	300	305

204	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.298% due 05/01/2029	$400	$420
6.388% due 05/01/2031	400	427
6.528% due 05/01/2034	200	218
6.858% due 05/01/2054	300	330
7.008% due 05/01/2064	200	221

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	200	195

British Airways Pass-Through Trust
2.900% due 09/15/2036	626	575
3.350% due 12/15/2030	473	459

Broadcom, Inc.
3.137% due 11/15/2035	707	601
3.187% due 11/15/2036	500	418

Centene Corp.
2.450% due 07/15/2028	400	373

Cheniere Energy, Inc.
5.200% due 07/30/2036	300	297

CommonSpirit Health
4.352% due 09/01/2030	600	591

Conagra Brands, Inc.
5.000% due 08/01/2030	500	499

Constellation Brands, Inc.
4.800% due 01/15/2029	300	302

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031	300	291

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,700	1,675

Dell International LLC/EMC Corp.
4.750% due 04/01/2028	300	302

Eastman Chemical Co.
4.500% due 02/20/2031	200	196

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,615
6.050% due 12/01/2026	900	908

Entergy Louisiana LLC
4.900% due 04/15/2036	100	98

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031	500	492

Fidelity National Information Services, Inc.
4.450% due 03/10/2028	200	199

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	1,400	1,392

Global Payments, Inc.
4.500% due 11/15/2028	300	297

GXO Logistics, Inc.
6.250% due 05/06/2029	1,400	1,452

HCA, Inc.
5.750% due 03/01/2035	1,900	1,954

Hyundai Capital America
4.750% due 04/06/2029 (b)	900	899

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,529

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,151	1,023

Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027	100	100

Kraft Heinz Foods Co.
5.200% due 03/15/2032	200	202

Las Vegas Sands Corp.
5.625% due 06/15/2028	400	405
5.900% due 06/01/2027	1,500	1,520

Maple Parent Holdings Corp.
4.750% due 03/26/2029	200	200

Marriott International, Inc.
5.100% due 04/15/2032	400	407

Mars, Inc.
5.000% due 03/01/2032	600	607

Meta Platforms, Inc.
5.400% due 08/15/2054	200	181

Microchip Technology, Inc.
4.900% due 03/15/2028	200	201

MPLX LP
5.400% due 04/01/2035	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MSCI, Inc.
5.250% due 09/01/2035	$400	$392

Novartis Capital Corp.
4.400% due 03/18/2031	400	400

Oracle Corp.
3.850% due 04/01/2060	1,300	766
4.800% due 08/03/2028	300	300

PayPal Holdings, Inc.
5.100% due 04/01/2035	300	298

Philip Morris International, Inc.
5.125% due 02/13/2031	1,000	1,024

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,419

Southern Co.
3.700% due 04/30/2030	1,400	1,355

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	115	108

Sutter Health
5.213% due 08/15/2032	800	820

Synopsys, Inc.
4.850% due 04/01/2030	300	302

Sysco Corp.
5.100% due 09/23/2030	200	202

TD SYNNEX Corp.
6.100% due 04/12/2034	500	516

Tyson Foods, Inc.
5.400% due 03/15/2029	300	308
5.700% due 03/15/2034	300	311

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,390	1,280
3.100% due 01/07/2030	772	752
4.150% due 02/25/2033	795	779

Viper Energy Partners LLC
4.900% due 08/01/2030	200	200

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	600	604

Williams Cos., Inc.
4.800% due 11/15/2029	600	606

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	200	200

		50,150

UTILITIES 6.8%

AES Corp.
5.450% due 06/01/2028	500	505

Alabama Power Co.
1.450% due 09/15/2030	1,100	967

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,316

Appalachian Power Co.
2.700% due 04/01/2031	1,600	1,456

AT&T, Inc.
4.750% due 04/30/2033	600	594

Avangrid, Inc.
3.800% due 06/01/2029	1,100	1,074

Black Hills Corp.
4.550% due 01/31/2031	900	891

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030	200	203

Cleco Power LLC
5.300% due 01/15/2036	100	99

Constellation Energy Generation LLC
4.400% due 01/15/2031	500	494

DTE Energy Co.
5.200% due 04/01/2030	500	510

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,464

Emera U.S. Finance LLC
4.500% due 04/01/2029	200	200

Entergy Mississippi LLC
5.000% due 09/01/2033	800	803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	$100	$101
5.250% due 03/15/2035	300	303

Eversource Energy
5.450% due 03/01/2028	300	305

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	971

Georgia Power Co.
3.250% due 03/15/2051	1,500	1,005

ITC Holdings Corp.
4.875% due 04/15/2031 (b)	300	300

Liberty Utilities Co.
5.577% due 01/31/2029	2,000	2,041

Louisville Gas & Electric Co.
5.450% due 04/15/2033	200	207

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,308

Narragansett Electric Co.
5.350% due 05/01/2034	600	610

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,486

NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,487

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,442

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,640
4.550% due 07/01/2030	1,500	1,480
5.050% due 10/15/2032	300	298
5.550% due 05/15/2029	500	512
6.100% due 01/15/2029	1,200	1,242
6.950% due 03/15/2034	600	657

PacifiCorp
5.450% due 02/15/2034	600	598
7.375% due 09/15/2055 •	400	383

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	701

Public Service Co. of Colorado
5.150% due 09/15/2035	200	199

Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	300	305

Puget Energy, Inc.
5.725% due 03/15/2035	600	605

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,068

SCE Recovery Funding LLC
4.453% due 03/15/2036	200	198

Sempra
6.375% due 04/01/2056 •	300	301

Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,357
4.700% due 06/01/2027	1,500	1,502
5.150% due 06/01/2029	600	609

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,721

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,392

System Energy Resources, Inc.
5.300% due 12/15/2034	400	399

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,491

		40,800

Total Corporate Bonds & Notes (Cost $155,752)		150,953

MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.2%

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	1,400	1,255

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	205

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	$1,000	$914

Total Municipal Bonds & Notes (Cost $2,400)		2,169

U.S. GOVERNMENT AGENCIES 39.6%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032	520	503
3.000% due 03/01/2052 - 07/01/2052	42,983	37,865
3.500% due 08/01/2027 - 07/01/2034	339	332
4.000% due 06/01/2030 - 04/01/2048	389	378
4.500% due 02/01/2029	15	15
5.000% due 12/01/2039 - 06/01/2053	17,142	16,996
5.500% due 12/01/2036 - 07/01/2039	216	224
6.000% due 11/01/2029 - 08/01/2038	701	734
6.500% due 04/01/2055	398	412
6.534% due 07/01/2030 •	3	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	1,678	1,630

Federal Home Loan Mortgage Corp. REMICS
4.537% due 08/15/2036 •	222	223
4.612% due 04/25/2055 •	506	509
6.000% due 09/15/2032	29	29
8.000% due 06/15/2030	44	46

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 02/25/2045 •	35	34

Federal National Mortgage Association
3.000% due 03/01/2052	3,239	2,853
3.500% due 09/01/2029 - 05/01/2035	3,368	3,302
4.000% due 10/01/2030 - 06/01/2049	602	580
4.500% due 09/01/2030 - 12/01/2040	183	182
5.000% due 04/01/2053	612	606
5.114% due 07/01/2044 •	15	16
5.500% due 11/01/2032 - 02/01/2040	539	549
5.731% due 01/01/2035 •	25	25
6.000% due 10/01/2032 - 01/01/2039	580	608
6.290% due 09/01/2035 •	3	3
6.383% due 05/01/2038 •	162	169
6.500% due 07/01/2031 - 10/01/2037	4	3
6.577% due 04/01/2041 •	3	4

Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •	29	29
4.461% due 12/25/2047 •	964	965
4.632% due 08/25/2054 •	825	830
6.125% due 05/25/2035 ~	12	12

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	99	99

Federal National Mortgage Association Trust
6.500% due 06/25/2044	15	15

Government National Mortgage Association
3.000% due 03/20/2052	8,957	8,008
4.000% due 09/15/2049 - 09/20/2055	628	589
4.500% due 04/20/2048 - 12/20/2053	2,308	2,246
5.000% due 07/15/2034 - 07/20/2049	1,484	1,499
5.125% due 12/20/2029 •	21	21
5.375% due 07/20/2027 - 07/20/2030 •	20	20
5.625% due 02/20/2027 - 06/20/2027 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.243% due 02/20/2067 •	$90	$90
4.257% due 06/20/2065 •	168	168
4.298% due 10/20/2062 •	477	478
4.345% due 07/20/2062 ~	40	40
4.383% due 07/20/2065 - 10/20/2065 •	525	526
4.433% due 11/20/2065 •	17	17
4.533% due 08/20/2066 •	258	259
4.583% due 05/20/2066 - 07/20/2066 •	704	706
4.683% due 04/20/2066 •	86	86
4.703% due 07/20/2065 •	338	340
5.077% due 11/20/2067 •	534	541

Government National Mortgage Association, TBA
4.000% due 05/01/2056	18,000	16,853

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,488
4.875% due 05/15/2035	3,500	3,601

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040 - 04/01/2056	11,700	10,262
3.500% due 05/01/2056 - 06/01/2056	2,200	2,012
4.000% due 04/01/2056 - 06/01/2056	30,000	28,299
4.500% due 05/01/2056	32,450	31,288
5.000% due 04/01/2056 - 05/01/2056	31,300	30,840
5.500% due 05/01/2056	5,700	5,719
6.000% due 06/01/2056	19,700	20,052
6.500% due 06/01/2056	1,400	1,447

Total U.S. Government Agencies (Cost $243,561)		238,285

U.S. TREASURY OBLIGATIONS 57.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,181
1.875% due 02/15/2041	1,100	762
2.000% due 11/15/2041	700	484
2.250% due 05/15/2041	1,300	948
2.250% due 08/15/2049	6,500	4,044
2.375% due 02/15/2042	1,700	1,239
2.500% due 02/15/2045	880	617
2.750% due 11/15/2042	700	533
2.750% due 08/15/2047	2,600	1,841
2.750% due 11/15/2047	7,300	5,151
2.875% due 05/15/2043 (i)	1,800	1,383
2.875% due 11/15/2046	2,400	1,755
3.000% due 05/15/2042	400	319
3.000% due 05/15/2045	12,810	9,753
3.000% due 02/15/2047	3,600	2,683
3.000% due 02/15/2048	2,600	1,918
3.000% due 08/15/2048	6,400	4,699
3.125% due 02/15/2043 (i)	2,400	1,922
3.125% due 08/15/2044	2,700	2,118
3.250% due 05/15/2042	7,600	6,264
3.375% due 08/15/2042 (g)	26,700	22,312
3.375% due 05/15/2044	500	409
3.375% due 11/15/2048	6,100	4,782
3.625% due 08/15/2043	2,300	1,965
3.625% due 02/15/2044	1,500	1,275
3.750% due 11/15/2043	1,300	1,127
3.875% due 05/15/2043	9,200	8,157
4.000% due 11/15/2042	5,300	4,797
4.125% due 08/15/2044	5,300	4,810
4.375% due 08/15/2043 (g)	14,700	13,880
4.500% due 02/15/2044	3,700	3,540
4.500% due 11/15/2054	3,600	3,364
4.625% due 11/15/2044 (g)	17,900	17,325
4.625% due 11/15/2045 (g)	1,700	1,640
4.625% due 02/15/2046 (g)	10,200	9,834
4.625% due 05/15/2054	1,900	1,812
4.625% due 02/15/2055 (g)	8,400	8,014
4.750% due 02/15/2041	160	161
4.750% due 02/15/2045 (g)	5,300	5,209
4.875% due 08/15/2045 (g)	3,280	3,270

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032 (g)	6,492	6,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 01/15/2033	$10,994	$10,593
1.750% due 01/15/2034	17,351	17,284
1.875% due 07/15/2034 (g)	726	729
2.125% due 01/15/2035 (g)	1,443	1,468

U.S. Treasury Notes
1.250% due 04/30/2028 (i)	2,700	2,563
1.250% due 09/30/2028	2,600	2,442
1.500% due 11/30/2028	4,800	4,520
2.375% due 03/31/2029	5,800	5,563
2.875% due 08/15/2028	2,600	2,546
3.250% due 06/30/2029	4,900	4,812
3.500% due 04/30/2028	4,500	4,472
3.625% due 03/31/2030	2,600	2,573
3.750% due 05/31/2030	2,600	2,585
3.750% due 06/30/2030	3,100	3,081
3.875% due 07/15/2028	9,000	9,012
3.875% due 09/30/2029 (g)	12,600	12,603
4.000% due 06/30/2028 (i)	1,900	1,908
4.000% due 02/15/2034 (g)	36,500	36,009
4.125% due 07/31/2028 (i)	1,900	1,913
4.125% due 08/31/2030	6,100	6,148
4.250% due 08/15/2035 (g)	5,100	5,082
4.375% due 11/30/2030	7,200	7,331
4.625% due 09/30/2028	4,600	4,689
4.625% due 09/30/2030	3,600	3,703
4.875% due 10/31/2028	2,600	2,667
4.875% due 10/31/2030	3,600	3,741

U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	173
0.000% due 11/15/2041 (a)	180	83
0.000% due 02/15/2042 (a)	380	173
0.000% due 05/15/2042 (a)	270	121
0.000% due 08/15/2042 (a)	1,970	869
0.000% due 11/15/2042 (a)	450	196

Total U.S. Treasury Obligations (Cost $369,274)		346,090

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%

Angel Oak Mortgage Trust
6.197% due 01/25/2069 þ	483	487

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •	1,800	1,734

Banc of America Funding Trust
5.243% due 05/25/2035 ~	59	57

Bank
3.389% due 03/15/2064 ~	1,500	1,394
3.432% due 05/15/2062	450	444

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,260	1,096

BBCCRE Trust
3.966% due 08/10/2033	2,300	2,150

BBCMS Mortgage Trust
5.015% due 09/15/2058	1,400	1,418

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~	76	40
5.158% due 05/25/2035 ~	237	230

Bear Stearns ARM Trust
4.512% due 02/25/2036 ~	15	13
6.000% due 04/25/2033 ~	16	17
6.470% due 01/25/2035 ~	156	160

BMO Mortgage Trust
6.526% due 05/15/2057 ~	1,200	1,258

BWAY Mortgage Trust
5.037% due 09/15/2036 •	1,800	1,772

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	506	506

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,308	1,163
4.962% due 06/25/2055 •	969	975

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 10/25/2035 •	115	112

CHL Mortgage Pass-Through Trust
6.224% due 02/20/2036 •	27	24

206	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
6.190% due 09/25/2035 •	$60	$60
6.480% due 10/25/2035 •	22	22

CLNY Trust
5.163% due 11/15/2038 •	660	653

Credit Suisse First Boston Mortgage Securities Corp.
3.856% due 09/25/2033 ~	314	317

Cross Mortgage Trust
6.272% due 06/25/2069 þ	1,045	1,053

CSMC Trust
3.000% due 11/25/2056 ~	1,082	941
3.850% due 09/25/2057 ~	1,271	1,223
5.187% due 07/15/2038 •	1,900	1,688

CSWF Corp.
4.854% due 06/15/2034 •	130	128

DOLP Trust
2.956% due 05/10/2041	1,900	1,707

GCAT Trust
3.000% due 04/25/2052 ~	1,241	1,079

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	1,163	970

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,134	946
3.000% due 08/26/2052 ~	1,544	1,342

HomeBanc Mortgage Trust
4.293% due 03/25/2035 •	644	531

Hundred Acre Wood Trust
4.517% due 10/25/2051 •	1,086	1,016

IndyMac INDX Mortgage Loan Trust
3.706% due 11/25/2035 ~	427	414

JP Morgan Chase Commercial Mortgage Securities Trust
4.930% due 06/15/2035 •	1,454	967
5.170% due 12/15/2031 •	469	468

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,310	1,091
3.000% due 01/25/2052 ~	1,191	1,036
3.000% due 03/25/2052 ~	1,301	1,136
3.500% due 09/25/2052 ~	1,284	1,163

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,341

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,446

MFA Trust
2.479% due 03/25/2065 ~	146	143

Morgan Stanley Capital I Trust
3.436% due 12/15/2049	472	470

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~	682	667

Natixis Commercial Mortgage Securities Trust
4.887% due 08/15/2038 •	1,578	1,550

OBX Trust
2.500% due 10/25/2051 ~	1,273	1,059
3.000% due 02/25/2052 ~	1,196	1,041

One New York Plaza Trust
4.737% due 01/15/2036 •	1,416	1,368

Prime Mortgage Trust
4.193% due 02/25/2034 •	13	12

PRPM LLC
3.750% due 03/25/2054 þ	715	701

RFMSI Trust
5.941% due 02/25/2036 ~	63	59

Sequoia Mortgage Trust
4.431% due 04/19/2027 •	24	24

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •	1,000	999

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	75	74

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$976	$939
4.612% due 10/25/2064 ~	1,175	1,166

UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,716	1,431
2.500% due 12/25/2051 ~	1,199	999
3.000% due 01/25/2052 ~	1,370	1,188
4.617% due 11/25/2051 •	1,268	1,190
4.667% due 09/25/2051 •	1,245	1,170

VASA Trust
4.687% due 07/15/2039 •	1,900	1,867

WaMu Mortgage Pass-Through Certificates Trust
4.373% due 10/25/2045 •	52	51

Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~	1,500	1,416

Total Non-Agency Mortgage-Backed Securities (Cost $61,800)		57,379

ASSET-BACKED SECURITIES 3.4%

AUTOMOBILE SEQUENTIAL 0.5%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	2,000	2,077

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	267	267

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	508

Flagship Credit Auto Trust
5.640% due 03/15/2028	104	104

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	309	312

		3,268

CMBS OTHER 0.9%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	500	500

LRECS LLC
5.177% due 08/19/2043 •	1,800	1,797

MF1 LLC
5.410% due 03/19/2039 •	1,200	1,200
5.827% due 06/19/2037 •	1,755	1,755

		5,252

CREDIT CARD OTHER 0.2%

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,400	1,412

HOME EQUITY OTHER 0.1%

EMC Mortgage Loan Trust
4.533% due 05/25/2040 •	164	163

Fremont Home Loan Trust
3.913% due 01/25/2037 •	36	16

Morgan Stanley IXIS Real Estate Capital Trust
3.843% due 11/25/2036 •	11	4

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	539	112

Structured Asset Investment Loan Trust
4.693% due 09/25/2034 •	89	86
4.918% due 07/25/2033 •	407	406

		787

OTHER ABS 1.7%

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mariner Finance Issuance Trust
1.860% due 03/20/2036	$1,666	$1,647

Mosaic Solar Loan Trust
2.640% due 01/20/2053	988	866

Navient Private Education Loan Trust
5.237% due 07/16/2040 •	333	334

Nelnet Student Loan Trust
4.610% due 02/21/2061	1,726	1,706

SMB Private Education Loan Trust
4.772% due 06/17/2052 •	753	753
5.030% due 03/15/2056 (b)	1,800	1,802

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057	1,321	1,201

		9,974

Total Asset-Backed Securities (Cost $21,163)		20,693

	SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

CoBank ACB
7.250% due 07/01/2029 •(d)	2,200,000	2,250

Total Preferred Securities (Cost $2,200)		2,250

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	442,434	442

Total Short-Term Instruments (Cost $442)		442

Total Investments in Securities (Cost $856,592)		818,261

INVESTMENTS IN AFFILIATES 5.9%

MUTUAL FUNDS 5.8%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	700,428	34,741

Total Mutual Funds (Cost $34,619)		34,741

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	49,440	482

Total Short-Term Instruments (Cost $481)		482

Total Investments in Affiliates (Cost $35,100)		35,223

Total Investments 141.7% (Cost $891,692)		$853,484

Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $3,025)		(150)

Other Assets and Liabilities, net (41.7)%		(251,127)

Net Assets 100.0%		$602,207

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	207

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Institutional Class Shares of each Fund

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	2.500%	03/25/2026	04/01/2026	$(3,080)	$(3,081)
BSN	3.770	03/06/2026	04/06/2026	(72,166)	(72,363)
DEU	3.760	03/02/2026	04/06/2026	(5,319)	(5,336)
	3.760	03/18/2026	04/08/2026	(1,610)	(1,613)
	3.770	03/24/2026	04/07/2026	(416)	(416)
	3.780	03/26/2026	04/02/2026	(252)	(252)
JPS	1.250	03/26/2026	04/01/2026	(6,790)	(6,791)
	3.660	04/01/2026	04/07/2026	(9,881)	(9,881)
	3.760	03/09/2026	04/20/2026	(6,883)	(6,899)
	3.760	03/10/2026	04/21/2026	(7,203)	(7,220)

Total Reverse Repurchase Agreements					$(113,852)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.740%	04/01/2026	04/08/2026	$(100)	$(100)
	3.770	03/27/2026	04/06/2026	(917)	(917)

Total Sale-Buyback Transactions					$(1,017)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(3,081)	$0	$(3,081)	$3,085	$4
BSN	0	(72,363)	0	(72,363)	71,924	(439)
DEU	0	(7,617)	0	(7,617)	7,355	(262)
JPS	0	(30,791)	0	(30,791)	20,809	(9,982)

Master Securities Forward Transaction Agreement
BCY	0	0	(1,017)	(1,017)	1,019	2

Total Borrowings and Other Financing Transactions	$0	$(113,852)	$(1,017)

208	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(9,872)	$(94,099)	$0	$0	$(103,971)

Total	$(9,872)	$(94,099)	$0	$0	$(103,971)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,017)	0	0	(1,017)

Total	$0	$(1,017)	$0	$0	$(1,017)

Total Borrowings	$(9,872)	$(95,116)	$0	$0	$(104,988)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(104,988)

(g)	Securities with an aggregate market value of $104,192 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(95,763) at a weighted average interest rate of 4.166%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(9,881) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	17	$17	$(6)	$(6)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	17	17	(4)	(2)

Total Written Options					$(10)	$(8)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	161	$ 38,819	$(189)	$8	$0
3-Month SOFR Active Contract March Futures	06/2027	161	38,795	(217)	12	0
3-Month SOFR Active Contract September Futures	12/2027	161	38,855	(133)	8	0
U.S. Treasury 2-Year Note June Futures	06/2026	197	40,867	15	16	0
U.S. Treasury 10-Year Note June Futures	06/2026	991	110,047	(1,510)	232	0

				$(2,034)	$276	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	291	$ (31,480)	$242	$0	$(41)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	665	(75,488)	1,725	0	(197)
U.S. Treasury Long-Term Bond June Futures	06/2026	223	(25,394)	773	0	(84)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	300	(34,969)	1,172	0	(66)

				$3,912	$0	$(388)

Total Futures Contracts				$1,878	$276	$(388)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	209

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.658%	$	500	$62	$(5)	$57	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		1,800	(9)	13	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.255		1,800	(12)	22	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		1,800	12	(7)	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		1,700	23	(11)	12	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292		630	125	(103)	22	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.080		1,600	(17)	28	11	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		200	1	(1)	0	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		200	4	(9)	(5)	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		1,700	39	(29)	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		300	0	4	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		100	0	2	2	0	0

							$228	$(96)	$132	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(200)	$(218)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(326)	(367)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(34)	(47)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	103	(46)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,200	(2)	(9)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(96)	(56)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	10	320	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	10,000	77	65	142	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	151	151	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	7,100	0	78	78	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	38	38	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	46	46	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	13	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	13	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	14	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(22)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	(1)	50	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(13)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(6)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	1	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(23)	32	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	18	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	34	28	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	42	36	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	24	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	42	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	40	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	21	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	24	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	50	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	650	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	800	(3)	(3)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,500	(4)	(14)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,300	(4)	(7)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	1,300	(3)	12	9	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	7,400	91	(11)	80	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,514	5,046	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	3,300	0	104	104	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	1,000	0	56	56	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	800	0	40	40	3	0

210	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.872%	Annual	02/15/2055	2,300	$0	$105	$105	$9	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	3,600	69	15	84	14	0

						$2,816	$2,971	$5,787	$83	$(106)

Total Swap Agreements						$3,044	$2,875	$5,919	$84	$(106)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$276	$84	$360		$(8)	$ (388)	$(106)	$(502)

(i)

Securities with an aggregate market value of $6,506 and cash of $5,927 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	500	$ (1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	500	(2)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	800	(3)	(2)

Total Written Options							$(9)	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(4)	$0	$(4)	$(4)	$0	$(4)
GLM	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)

Total Over the Counter	$0	$0	$0	$0	$0	$(8)	$0	$(8)

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	211

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$276	$276
Swap Agreements	0	1	0	0	83	84

	$0	$1	$0	$0	$359	$360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	388	388
Swap Agreements	0	0	0	0	106	106

	$0	$0	$0	$0	$502	$502

Over the counter
Written Options	$0	$0	$0	$0	$8	$8

	$0	$0	$0	$0	$510	$510

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$222	$222
Futures	0	0	0	0	(446)	(446)
Swap Agreements	0	180	0	0	1,296	1,476

	$0	$180	$0	$0	$1,072	$1,252

Over the counter
Written Options	$0	$5	$0	$0	$395	$400

	$0	$185	$0	$0	$1,467	$1,652

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,649	1,649
Swap Agreements	0	(124)	0	0	666	542

	$0	$(124)	$0	$0	$2,316	$2,192

Over the counter
Written Options	$0	$0	$0	$0	$(4)	$(4)

	$0	$(124)	$0	$0	$2,312	$2,188

212	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$60,003	$0	$60,003
Industrials	0	50,150	0	50,150
Utilities	0	40,800	0	40,800
Municipal Bonds & Notes
Illinois	0	1,255	0	1,255
West Virginia	0	914	0	914
U.S. Government Agencies	0	238,285	0	238,285
U.S. Treasury Obligations	0	346,090	0	346,090
Non-Agency Mortgage-Backed Securities	0	57,379	0	57,379
Asset-Backed Securities
Automobile Sequential	0	3,268	0	3,268
CMBS Other	0	5,252	0	5,252
Credit Card Other	0	1,412	0	1,412
Home Equity Other	0	787	0	787
Other ABS	0	9,974	0	9,974
Preferred Securities
Banking & Finance	0	2,250	0	2,250
Short-Term Instruments
Mutual Funds	442	0	0	442

	$442	$817,819	$0	$818,261

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Affiliates, at Value
Mutual Funds	$34,741	$0	$0	$34,741
Short-Term Instruments
Central Funds Used for Cash Management Purposes	482	0	0	482

	$35,223	$0	$0	$35,223

Total Investments	$35,665	$817,819	$0	$853,484

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$360	$0	$360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(502)	0	(502)
Over the counter	0	(8)	0	(8)

	$0	$(510)	$0	$(510)

Total Financial Derivative Instruments	$0	$(150)	$0	$(150)

Totals	$35,665	$817,669	$0	$853,334

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	213

Schedule of Investments	PIMCO Total Return Fund IV

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.6%

CORPORATE BONDS & NOTES 44.5%

BANKING & FINANCE 22.1%

ABN AMRO Bank NV
4.718% due 01/22/2027		$600	$603

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		600	582

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		500	495
3.650% due 07/21/2027		200	198
6.100% due 01/15/2027		300	303

Air Lease Corp.
5.300% due 06/25/2026		600	601

Aircastle Ltd.
2.850% due 01/26/2028		300	291
6.500% due 07/18/2028		200	207

Ally Financial, Inc.
6.848% due 01/03/2030 •		400	418

American Tower Corp.
3.900% due 05/16/2030	EUR	600	699

Athene Global Funding
5.339% due 01/15/2027		$500	503
5.583% due 01/09/2029		700	707

Aviation Capital Group LLC
5.125% due 04/10/2030		600	603
5.375% due 07/15/2029		100	102

Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	511
6.375% due 05/04/2028		500	515

Banco Santander SA
5.552% due 03/14/2028 •		400	403

Bank of America Corp.
3.559% due 04/23/2027 •		100	100
3.974% due 02/07/2030 •		500	493
4.376% due 04/27/2028 •		500	500
5.202% due 04/25/2029 •		800	812
5.933% due 09/15/2027 •		600	604
6.204% due 11/10/2028 •		800	822

Barclays PLC
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	504
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	402
7.437% due 11/02/2033 •		600	671

BGC Group, Inc.
6.150% due 04/02/2030		600	611
6.600% due 06/10/2029		600	619

BNP Paribas SA
5.283% due 11/19/2030 •		600	609
5.497% due 05/20/2030 •		500	512

BPCE SA
5.716% due 01/18/2030 •		500	513
5.876% due 01/14/2031 •		600	618
6.714% due 10/19/2029 •		500	523

Brown & Brown, Inc.
4.700% due 06/23/2028		600	602

Cantor Fitzgerald LP
7.200% due 12/12/2028		500	520

Capital One Financial Corp.
5.700% due 02/01/2030 •		300	308

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,157

Charles Schwab Corp.
6.196% due 11/17/2029 •		175	183

Citadel Finance LLC
5.150% due 02/14/2031		700	684

Citadel Securities Global Holdings LLC
5.125% due 01/27/2032		300	298
5.500% due 06/18/2030		600	610

Citibank NA
5.488% due 12/04/2026		400	403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
5.174% due 02/13/2030 •	$100	$102

Constellation Global Funding
4.850% due 10/22/2030	700	687

Consumers Securitization Funding LLC
5.210% due 09/01/2031	500	509

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	500	511
5.564% due 02/28/2029 •	300	306

Corebridge Global Funding
5.750% due 07/02/2026	100	100

Credit Agricole SA
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~	500	501
6.316% due 10/03/2029 •	300	312

Crown Castle, Inc.
3.800% due 02/15/2028	500	493
5.600% due 06/01/2029	100	102

Danske Bank AS
4.999% due 03/27/2032 •	400	401

Deutsche Bank AG
6.819% due 11/20/2029 •	500	525

DNB Bank ASA
4.832% due 03/30/2032 •	400	399

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	400	396

Equitable Financial Life Global Funding
5.000% due 03/27/2030	600	605

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.875% due 11/07/2029	600	608
7.350% due 11/04/2027	300	310

FS KKR Capital Corp.
6.875% due 08/15/2029	700	688

General Motors Financial Co., Inc.
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~	500	503

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~	600	600

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	100	99
4.692% due 10/23/2030 •	600	601
5.049% due 07/23/2030 •	400	405
5.683% (US0003M + 1.750%) due 10/28/2027 ~	900	907

Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028	300	296

Golub Capital BDC, Inc.
7.050% due 12/05/2028	500	512

HSBC Holdings PLC
2.013% due 09/22/2028 •	400	386
5.130% due 03/03/2031 •	600	607
7.390% due 11/03/2028 •	1,000	1,043

Hudson Pacific Properties LP
4.650% due 04/01/2029	500	427

ING Groep NV
4.017% due 03/28/2028 •	800	796
5.066% due 03/25/2031 •	800	807

Intercontinental Exchange, Inc.
3.950% due 12/01/2028	200	198
4.200% due 03/15/2031	200	197

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	1,200	1,198
4.005% due 04/23/2029 •	100	99
4.596% (SOFRRATE + 0.930%) due 07/22/2028 ~	200	200
4.603% due 10/22/2030 •	600	601
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~	100	100
5.299% due 07/24/2029 •	500	509
6.070% due 10/22/2027 •	500	505

JPMorgan Chase Bank NA
4.649% (SOFRRATE + 1.000%) due 12/08/2026 ~	500	502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kilroy Realty LP
6.250% due 01/15/2036		$300	$298

Lloyds Banking Group PLC
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		200	201
5.087% due 11/26/2028 •		200	202

LPL Holdings, Inc.
5.200% due 03/15/2030		600	605

Lseg U.S. Fin Corp.
4.250% due 03/23/2029		400	397

LXP Industrial Trust
2.375% due 10/01/2031		300	261

Marsh & McLennan Cos., Inc.
4.361% (SOFRINDX + 0.700%) due 11/08/2027 ~		300	301

MassMutual Global Funding II
4.300% due 10/22/2027		600	600
5.050% due 12/07/2027		600	609

Mercury General Corp.
4.400% due 03/15/2027		500	497

Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 •		600	610

Morgan Stanley
4.654% due 10/18/2030 •		600	600
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	903
5.123% due 02/01/2029 •		500	506
5.449% due 07/20/2029 •		500	509
5.652% due 04/13/2028 •		300	304
5.656% due 04/18/2030 •		200	206

Morgan Stanley Bank NA
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	502

Morgan Stanley Private Bank NA
4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~		1,300	1,298

Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030		400	403
5.350% due 04/09/2027		300	303
5.450% due 12/12/2028		500	511

Nationwide Building Society
6.557% due 10/18/2027 •		500	506

NatWest Group PLC
5.583% due 03/01/2028 •		500	505

NatWest Markets PLC
5.022% due 03/21/2030		900	911

Newmark Group, Inc.
7.500% due 01/12/2029		500	524

Nippon Life Insurance Co.
4.748% due 04/02/2031 (b)		400	401

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	197
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	496

Nomura Holdings, Inc.
2.172% due 07/14/2028		100	95

Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	506

Nuveen LLC
5.550% due 01/15/2030		500	513

Pacific Life Global Funding II
4.500% due 08/28/2029		600	600

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	1,080

Pricoa Global Funding I
4.650% due 08/27/2031		600	597

Principal Life Global Funding II
4.950% due 11/27/2029		400	404

Prologis LP
4.200% due 02/15/2033	CAD	900	645

Protective Life Global Funding
5.467% due 12/08/2028		$500	512

Realty Income Corp.
3.375% due 06/20/2031	EUR	300	337

214	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RGA Global Funding
5.448% due 05/24/2029		$100	$102
5.500% due 01/11/2031		500	514

Royal Bank of Canada
4.875% due 01/19/2027		500	503
4.900% due 01/12/2028		300	304

Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	636

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		600	616
6.499% due 03/09/2029 •		300	309

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		475	476

SBA Tower Trust
2.328% due 07/15/2052		900	868

Sixth Street Lending Partners
6.125% due 07/15/2030		300	298

Societe Generale SA
1.792% due 06/09/2027 •		1,200	1,194

Standard Chartered PLC
6.750% due 02/08/2028 •		100	102

State Street Bank & Trust Co.
4.782% due 11/23/2029		250	254

Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,264

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	845
5.240% due 04/15/2030		500	511
5.316% due 07/09/2029		600	613

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031		400	395

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027 (b)	GBP	3	4

UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,259
4.194% due 04/01/2031 •		$300	294
4.588% due 08/10/2032 •		600	590
5.428% due 02/08/2030 •		700	715
6.246% due 09/22/2029 •		500	520

VICI Properties LP
5.625% due 04/01/2035		600	597

Wells Fargo & Co.
2.393% due 06/02/2028 •		500	488
3.526% due 03/24/2028 •		800	794
5.244% due 01/24/2031 •		600	612
6.303% due 10/23/2029 •		500	521

Wells Fargo Bank NA
4.719% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	501

			77,427

INDUSTRIALS 15.3%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		600	581

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		300	296

Airbnb, Inc.
4.400% due 03/16/2029		400	400

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		700	701

Altria Group, Inc.
4.875% due 02/04/2028		600	605

American Airlines Pass-Through Trust
3.200% due 12/15/2029		701	684
3.500% due 08/15/2033		877	810

Amrize Finance U.S. LLC
4.950% due 04/07/2030		400	405

AppLovin Corp.
5.125% due 12/01/2029		700	704

Arrow Electronics, Inc.
5.150% due 08/21/2029		600	607

BAT Capital Corp.
6.343% due 08/02/2030		500	534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baxter International, Inc.
4.900% due 12/15/2030	$500	$494

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	1,600	1,584

Bayer U.S. Finance LLC
6.375% due 11/21/2030	200	210

Beignet Investor LLC
6.581% due 05/30/2049	3,600	3,704

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	900	588

BMW U.S. Capital LLC
4.300% due 03/17/2028	400	400
5.050% due 03/21/2030	600	607

Broadcom, Inc.
5.050% due 07/12/2029	600	612

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	300	305

CDW LLC/CDW Finance Corp.
5.100% due 03/01/2030	600	599

Centene Corp.
2.500% due 03/01/2031	550	462
2.625% due 08/01/2031	150	125
3.000% due 10/15/2030	400	351
4.625% due 12/15/2029	500	475

Cheniere Energy Partners LP
3.250% due 01/31/2032	500	456
4.500% due 10/01/2029	200	199

Cheniere Energy, Inc.
5.650% due 04/15/2034	500	515

Cigna Group
5.000% due 05/15/2029	500	509

Constellation Brands, Inc.
4.800% due 01/15/2029	375	377

CVS Health Corp.
5.250% due 01/30/2031	400	409

Daimler Truck Finance North America LLC
4.606% (SOFRRATE + 0.960%) due 09/25/2027 ~	600	602
5.000% due 01/15/2027	500	503

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	805	779

Discovery Global Holdings, Inc.
3.755% due 03/15/2027	285	282

DT Midstream, Inc.
5.800% due 12/15/2034	750	770

Energy Transfer LP
6.100% due 12/01/2028	200	208

Equifax, Inc.
4.800% due 09/15/2029	600	604

Expand Energy Corp.
5.700% due 01/15/2035	300	305

Expedia Group, Inc.
3.250% due 02/15/2030	800	756

Ferguson Enterprises, Inc.
4.350% due 03/15/2031	600	591

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	1,200	1,177

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	200	199
6.129% due 02/23/2038	200	203
6.510% due 02/23/2042	300	311

Harbour Energy PLC
6.327% due 04/01/2035	600	615

HCA, Inc.
4.125% due 06/15/2029	500	493
5.200% due 06/01/2028	585	594

Hyatt Hotels Corp.
5.250% due 06/30/2029	600	610
5.750% due 03/30/2032	600	617

Hyundai Capital America
1.800% due 01/10/2028	100	95
5.150% due 03/27/2030	600	607
5.250% due 01/08/2027	400	402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 09/21/2026		$500	$503
6.500% due 01/16/2029		600	627

Illumina, Inc.
4.650% due 09/09/2026		500	500

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		1,600	1,165

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,079	959

Maple Parent Holdings Corp.
4.728% due 03/26/2035	EUR	300	346

Marriott International, Inc.
5.550% due 10/15/2028		$500	513

Mars, Inc.
5.200% due 03/01/2035		600	606

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		600	604
4.800% due 01/11/2027		500	502

National Fuel Gas Co.
5.500% due 03/15/2030		600	614

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		1,100	1,071

NTT Finance Corp.
4.620% due 07/16/2028		261	262

Oracle Corp.
4.800% due 08/03/2028		600	600
6.150% due 11/09/2029 (f)		300	309

Paramount Global
2.900% due 01/15/2027		100	98

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	500	580

Quanta Services, Inc.
4.300% due 08/09/2028		$600	599

Quest Diagnostics, Inc.
4.625% due 12/15/2029		600	604

Roche Holdings, Inc.
4.790% due 03/08/2029		500	510

Salesforce, Inc.
4.500% due 03/15/2028		400	400
4.650% due 03/15/2029		400	401

Santos Finance Ltd.
3.649% due 04/29/2031		600	562
5.750% due 11/13/2035		500	502

Saudi Arabian Oil Co.
4.375% due 02/02/2031		300	292

Snam SpA
5.750% due 05/28/2035		400	408

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		600	604

Southern Co.
3.700% due 04/30/2030		1,000	968

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		1,237	1,215

Stryker Corp.
3.375% due 09/11/2032	EUR	200	227

Syensqo Finance America LLC
5.650% due 06/04/2029		$600	614

T-Mobile USA, Inc.
2.050% due 02/15/2028		100	96
4.800% due 07/15/2028		300	303

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	12	17

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$878	808
3.450% due 06/01/2029		162	159

UnitedHealth Group, Inc.
4.250% due 01/15/2029		800	799

VMware LLC
1.800% due 08/15/2028		1,000	942

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		1,200	1,208
5.350% due 03/27/2030		600	609

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	215

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		$500	$512

			53,849

UTILITIES 7.1%

AES Corp.
2.450% due 01/15/2031		200	177
5.450% due 06/01/2028		400	404

Alliant Energy Finance LLC
5.400% due 06/06/2027		600	605

Ameren Corp.
5.000% due 01/15/2029		500	508

Black Hills Corp.
4.550% due 01/31/2031		700	693

Boston Gas Co.
3.001% due 08/01/2029		1,200	1,140

DTE Energy Co.
5.100% due 03/01/2029		500	508

Edison International
4.125% due 03/15/2028		200	197

Emera U.S. Finance LP
2.639% due 06/15/2031		500	446

ENEL Finance International NV
1.625% due 07/12/2026		1,000	993
2.500% due 07/12/2031		1,000	889

Entergy Corp.
2.950% due 09/01/2026		2,700	2,685

EPH Financing International AS
6.651% due 11/13/2028	EUR	400	489

Evergy, Inc.
4.250% due 03/15/2029		$500	496

Exelon Corp.
5.150% due 03/15/2028		500	506

Florida Power & Light Co.
5.050% due 04/01/2028		600	610

FORESEA Holding SA
7.500% due 06/15/2030		236	231

Monongahela Power Co.
3.550% due 05/15/2027		1,400	1,387

New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,054
2.150% due 10/01/2031		900	787

NorthWestern Corp.
5.073% due 03/21/2030		800	813

Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031		500	497

ONEOK, Inc.
3.250% due 06/01/2030		600	566
4.400% due 10/15/2029		300	298
6.500% due 09/01/2030		600	635

Pacific Gas & Electric Co.
2.500% due 02/01/2031		700	628

PacifiCorp
4.250% due 03/15/2029		200	198
5.300% due 02/15/2031		900	913
5.800% due 04/15/2036		300	302

PG&E Recovery Funding LLC
5.231% due 06/01/2042		600	591

Rio Oil Finance Trust
9.750% due 01/06/2027		428	437

San Diego Gas & Electric Co.
1.700% due 10/01/2030		500	443

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026		1,500	1,496

Southern California Edison Co.
2.250% due 06/01/2030		1,400	1,267
4.125% due 03/01/2048		100	75
4.875% due 02/01/2027		300	301
5.150% due 06/01/2029		100	101

Telefonica Europe BV
8.250% due 09/15/2030		200	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Power Fuel Securitization LLC
5.088% due 05/01/2029	$240	$242

		24,835

Total Corporate Bonds & Notes (Cost $156,674)		156,111

MUNICIPAL BONDS & NOTES 0.7%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	350	369

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	800	796

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	400	406

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	915

Total Municipal Bonds & Notes (Cost $2,550)		2,486

U.S. GOVERNMENT AGENCIES 44.7%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052 - 09/01/2052	30,041	26,464
4.000% due 10/01/2052	172	162
5.000% due 06/01/2028 - 09/01/2053	954	951
5.500% due 04/01/2038 - 01/01/2055	1,517	1,528
6.000% due 10/01/2053 - 06/01/2054	655	671

Federal Home Loan Mortgage Corp. REMICS
3.977% due 10/15/2043 •	207	203
4.562% due 12/25/2055 •	777	780
4.862% due 02/25/2055 •	473	477
4.962% due 05/25/2054 •	607	609

Federal National Mortgage Association
3.000% due 06/01/2029 - 07/01/2052	5,386	4,746
3.500% due 03/01/2048	57	53
4.000% due 11/01/2047 - 06/01/2052	2,080	1,992
4.500% due 01/01/2041 - 05/01/2053	582	566
5.000% due 07/01/2053	2,042	2,026
5.500% due 02/01/2036 - 05/01/2036	24	25
6.228% due 01/01/2036 •	501	522
6.383% due 05/01/2038 •	276	287

Federal National Mortgage Association REMICS
0.374% due 02/25/2033 •	2,033	1,854
3.000% due 10/25/2040	368	353
4.762% due 10/25/2055 •	653	657
4.862% due 12/25/2053 •	344	347

Government National Mortgage Association
3.000% due 11/15/2049	430	384
4.000% due 09/15/2049	213	201
5.000% due 05/15/2047 - 09/15/2047	70	70

Government National Mortgage Association REMICS
0.000% due 11/20/2039 (a)(c)	1,474	1,237
4.132% due 05/20/2047 •	347	335

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.243% due 02/20/2067 •	$223	$223
4.247% due 04/20/2065 •	55	55
4.253% due 06/20/2067 •	51	51
4.403% due 09/20/2065 •	484	484
4.473% due 01/20/2073 •	484	488
4.533% due 08/20/2066 - 08/20/2067 •	861	865
4.553% due 03/20/2073 •	559	563
4.573% due 11/20/2073 •	970	983
4.583% due 05/20/2066 - 06/20/2066 •	769	772
4.693% due 12/20/2072 •	395	402
4.723% due 12/20/2073 •	476	483
4.813% due 11/20/2072 •	683	698
5.227% due 06/20/2067 •	935	947

Government National Mortgage Association, TBA
4.000% due 04/01/2056	2,900	2,717
4.500% due 04/01/2056	3,100	2,995
5.000% due 05/01/2056	3,560	3,519
6.000% due 05/01/2056	1,800	1,828

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	8,690	8,199
4.500% due 05/01/2056 - 06/01/2056	9,200	8,869
5.000% due 04/01/2056 - 05/01/2056	10,260	10,110
5.500% due 06/01/2056	50,225	50,341
6.000% due 06/01/2056	13,480	13,721

Total U.S. Government Agencies (Cost $157,480)		156,813

U.S. TREASURY OBLIGATIONS 20.4%

U.S. Treasury Bonds
1.375% due 11/15/2040	4,300	2,771
1.375% due 08/15/2050	500	245
1.625% due 11/15/2050	500	261
1.750% due 08/15/2041	400	268
1.875% due 02/15/2051	2,650	1,472
1.875% due 11/15/2051	925	508
2.000% due 11/15/2041	400	277
2.000% due 02/15/2050	1,900	1,107
2.000% due 08/15/2051	2,725	1,552
2.250% due 05/15/2041	300	219
2.250% due 08/15/2049	5,568	3,465
2.375% due 11/15/2049	500	319
2.375% due 05/15/2051	80	50
2.500% due 02/15/2045	5,800	4,069
2.750% due 08/15/2042	400	306
2.875% due 05/15/2049	400	284
3.000% due 02/15/2048	300	221
3.000% due 08/15/2048	300	220
3.000% due 02/15/2049	200	146
3.125% due 02/15/2043 (h)	1,930	1,546
3.125% due 08/15/2044	4,300	3,372
3.250% due 05/15/2042	1,400	1,154
3.375% due 08/15/2042	142	119
3.375% due 11/15/2048	1,300	1,019
3.750% due 08/15/2041	12,194	10,879
3.750% due 11/15/2043 (h)	2,500	2,167
3.875% due 02/15/2043	1,000	889
3.875% due 05/15/2043	400	355
4.000% due 11/15/2042	1,147	1,038
4.250% due 08/15/2054	1,800	1,612
4.375% due 05/15/2041	1,828	1,761
4.375% due 08/15/2043	1,275	1,204
4.500% due 11/15/2054	400	374
4.625% due 05/15/2044	900	873
4.625% due 05/15/2054	1,300	1,240
4.625% due 11/15/2055	5,800	5,543
4.750% due 08/15/2055	8,500	8,285
4.875% due 08/15/2045	1,017	1,014

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051 (d)	2,373	1,264
0.125% due 02/15/2052 (d)	935	486
0.250% due 02/15/2050 (d)	506	287
0.750% due 02/15/2045 (d)	691	497
0.875% due 02/15/2047 (d)	269	191

216	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2046 (d)		$618	$459
1.000% due 02/15/2049 (d)		258	183
1.500% due 02/15/2053 (d)		438	336
2.125% due 02/15/2054 (d)		1,876	1,655
2.375% due 02/15/2055 (d)		618	575
2.125% due 04/15/2029 (d)(h)		2,629	2,699

U.S. Treasury Notes
4.125% due 02/15/2036		610	601

Total U.S. Treasury Obligations (Cost $79,183)			71,437

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Funding Trust
5.243% due 05/25/2035 ~		300	289

Bear Stearns ARM Trust
6.125% due 02/25/2033 ~		1	1

Benchmark Mortgage Trust
3.976% due 07/15/2051		81	81

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		415	373
4.962% due 06/25/2055 •		408	411

Chase Mortgage Finance Trust
6.517% due 02/25/2037 ~		3	3

Credit Suisse First Boston Mortgage Securities Corp.
3.856% due 09/25/2033 ~		1	1

Cross Mortgage Trust
6.093% due 04/25/2069 þ		268	269

CSWF Corp.
4.854% due 06/15/2034 •		46	45

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	78	104

Eurosail-U.K. PLC
4.815% due 06/13/2045 •		508	672

GS Mortgage Securities Corp. Trust
4.920% due 07/15/2035 •		$499	329

GSR Mortgage Loan Trust
6.449% due 01/25/2035 ~		113	109

HomeBanc Mortgage Trust
4.293% due 03/25/2035 •		164	136

Impac CMB Trust
4.573% due 10/25/2034 •		136	136

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	470
4.128% due 07/05/2031		500	413

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		680	616
5.990% due 07/25/2064 ~		359	361

Landmark Mortgage Securities No. 3 PLC
4.143% due 04/17/2044 •	GBP	140	182

Ludgate Funding PLC
4.055% due 12/01/2060 •		958	1,257

Mansard Mortgages PLC
4.043% due 04/15/2047 •		210	276

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~		$220	219

Merrill Lynch Mortgage Investors Trust
4.293% due 11/25/2035 •		54	52
4.883% due 01/25/2029 •		17	17

Morgan Stanley Capital I Trust
3.436% due 12/15/2049		472	470

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		271	273

NYMT Loan Trust
3.750% due 02/25/2068 ~		399	370

OBX Trust
3.703% due 04/25/2053 ~		343	341

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		756	723

PRPM LLC
3.750% due 03/25/2054 þ		429	420

PRPM Trust
6.265% due 12/25/2068 þ		296	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Resloc U.K. PLC
2.310% due 12/15/2043 •	EUR	2,042	$2,301

Structured Adjustable Rate Mortgage Loan Trust
4.841% due 09/25/2034 ~		$326	322

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	312	413

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$800	770
4.337% due 02/25/2055 ~		500	485

UWM Mortgage Trust
2.500% due 11/25/2051 ~		895	747

WaMu Mortgage Pass-Through Certificates Trust
4.333% due 07/25/2045 •		53	52
4.373% due 10/25/2045 •		918	894

Total Non-Agency Mortgage-Backed Securities (Cost $15,951)			15,701

ASSET-BACKED SECURITIES 1.5%

AUTOMOBILE SEQUENTIAL 0.2%

Citizens Auto Receivables Trust
5.840% due 01/18/2028		138	138

Ford Credit Auto Lease Trust
5.050% due 06/15/2027		500	501

			639

HOME EQUITY OTHER 0.5%

Countrywide Asset-Backed Certificates Trust
4.333% due 12/25/2034 •		1,105	1,084

Merrill Lynch Mortgage Investors Trust
4.588% due 09/25/2035 •		10	10

RCKT Mortgage Trust
4.795% due 09/25/2055 þ		357	354

Wells Fargo Home Equity Asset-Backed Securities Trust
4.793% due 10/25/2034 •		375	390

			1,838

OTHER ABS 0.8%

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		600	610

Nelnet Student Loan Trust
4.670% due 06/22/2065		359	355
5.023% due 06/22/2065 •		269	271
5.873% due 02/20/2041 •		212	216

Pagaya AI Debt Trust
6.258% due 10/15/2031		110	110

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		408	411

SMB Private Education Loan Trust
5.122% due 03/15/2056 •		594	600
5.240% due 03/15/2056		223	225

			2,798

Total Asset-Backed Securities (Cost $5,236)			5,275

SOVEREIGN ISSUES 6.4%

Australia Government Bonds
2.750% due 06/21/2035	AUD	1,300	752

Canada Government Bonds
3.250% due 12/01/2034	CAD	445	317

Colombia Government International Bonds
5.375% due 01/21/2029		$200	198

Colombia TES
11.000% due 08/22/2029	COP	2,282,800	576
11.750% due 01/24/2035		4,047,300	1,004
12.750% due 11/28/2040		2,543,100	674
13.250% due 02/09/2033		1,992,700	534

European Union
2.875% due 10/05/2029	EUR	1,200	1,387

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	66,000	288

Japan Government Thirty Year Bonds
2.100% due 09/20/2054		9,450	43

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.300% due 12/20/2054	JPY	114,050	$546
2.400% due 03/20/2055		137,700	673
2.800% due 06/20/2055		80,000	427
3.200% due 09/20/2055		161,000	933

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		140,000	733
2.400% due 03/20/2045		82,100	457
2.700% due 09/20/2045		7,450	43

Kuwait International Government Bonds
4.016% due 10/09/2028		$200	197
4.136% due 10/09/2030		200	196

Mexico Government International Bonds
6.000% due 05/07/2036		200	199
6.875% due 05/13/2037		600	630

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	700	369
4.750% due 02/20/2037		100	64

Peru Government Bonds
6.850% due 08/12/2035	PEN	650	191
7.300% due 08/12/2033		6,380	2,009

Peru Government International Bonds
5.375% due 02/08/2035		$500	500
6.150% due 08/12/2032	PEN	3,540	1,064
6.950% due 08/12/2031		722	225

Province of Quebec
4.450% due 09/01/2034	CAD	1,500	1,126

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	276
4.500% due 08/22/2035		100	64

Romania Government International Bonds
3.000% due 02/27/2027		$900	883

Saudi Government International Bonds
4.125% due 01/12/2029		1,100	1,086
4.750% due 01/16/2030		500	500
5.125% due 01/13/2028		400	404

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	200	93
2.250% due 09/15/2033		300	167

U.K. Gilts
3.750% due 10/22/2053	GBP	600	593
4.375% due 07/31/2054		1,714	1,889

Total Sovereign Issues (Cost $23,102)			22,310

		SHARES
COMMON STOCKS 0.3%

INDUSTRIALS 0.3%

Drillco Holdings Luxembourg SA «(f)		22,807	524

Foresea Holdings SA «		17,243	397

Total Common Stocks (Cost $801)			921

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

COMMERCIAL PAPER 0.5%

Crown Castle, Inc.
4.180% due 04/16/2026		$900	898

Phillips 66
4.050% due 04/08/2026		900	899

			1,797

		SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class (e)		537,736	538

Total Short-Term Instruments (Cost $2,336)			2,335

Total Investments in Securities (Cost $443,313)			433,389

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	217

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%

PIMCO Short-Term Floating NAV Portfolio III	1,552,561	$15,120

Total Short-Term Instruments (Cost $15,115)		15,120

Total Investments in Affiliates (Cost $15,115)		15,120

Total Investments 127.9% (Cost $458,428)		$448,509

Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(95))		900

Other Assets and Liabilities, net (28.2)%		(98,852)

Net Assets 100.0%		$350,557

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$456	$525	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	3.000%	06/01/2040	$1,700	$(1,488)	$(1,491)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	1,000	(987)	(986)

Total Short Sales (0.7)%				$(2,475)	$(2,477)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(69) at a weighted average interest rate of 4.205%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

218	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA March Futures	06/2027	11	$3,481	$5	$4	$0
Australia Government 10-Year Bond June Futures	06/2026	50	3,717	(18)	35	0
Canada Government 10-Year Bond June Futures	06/2026	26	2,243	(45)	9	0
Long Guilt June Futures	06/2026	53	6,159	(317)	46	0
U.S. Treasury 2-Year Note June Futures	06/2026	66	13,691	(82)	5	0
U.S. Treasury 5-Year Note June Futures	06/2026	214	23,150	(242)	29	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	320	35,535	(641)	75	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	2	227	(2)	1	0

				$(1,342)	$204	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	56	$(8,116)	$217	$0	$(59)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	33	(3,847)	129	0	(7)

				$346	$0	$(66)

Total Futures Contracts				$(996)	$204	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	1,800	$(11)	$35	$24	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		600	2	(1)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.385		600	(4)	10	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.524		300	(2)	7	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.773		500	7	(1)	6	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.166		600	66	(6)	60	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		400	69	(28)	41	0	0

							$127	$16	$143	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$	14,600	$255	$2	$257	$30	$0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	600	12	(2)	10	1	0

						$267	$0	$267	$31	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	3,700	$117	$77	$194	$0	$(15)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	6	21	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(6)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		670,000	(124)	251	127	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$9,300	(595)	208	(387)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	3	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	66	(31)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		400	0	4	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		400	0	3	3	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	219

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422%	Annual	08/31/2030		$200	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	6	6	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	8	8	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	(21)	(21)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,200	(7)	14	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,449	(4)	(9)	(13)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	28	28	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	7	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	10	10	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	0	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		426	1	3	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		400	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		700	(21)	13	(8)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		100	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	645	882	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	26	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	90	109	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		300	0	26	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	18	47	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,600	25	13	38	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(16)	(5)	(21)	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	5	(18)	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	(66)	(79)	26	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		1,000	(1)	(51)	(52)	8	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	4	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	8	8	0	(1)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	12	12	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		12,360	(55)	(395)	(450)	109	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,450	48	14	62	0	(27)
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	4,700	0	10	10	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		4,100	0	(2)	(2)	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(37)	(63)	0	(5)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(1)	0	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	4	4	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,700	2	5	7	0	(3)

							$(489)	$1,031	$542	$205	$(115)

Total Swap Agreements							$(95)	$1,047	$952	$238	$(115)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$204	$238	$442	$0	$(67)	$(115)	$(182)

(h)

Securities with an aggregate market value of $3,022 and cash of $3,407 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

220	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	5,934		$4,332	$66	$0

BOA	04/2026	CNH	166		24	0	0
	04/2026	INR	17,767		189	2	0
	04/2026	SGD	820		642	4	0
	04/2026		$30	CNH	207	0	0
	04/2026		433	INR	40,293	0	(6)
	04/2026		430	PLN	1,587	0	(2)
	06/2026	ILS	831		$269	4	0

BPS	04/2026	AUD	114		81	2	0
	04/2026	CNH	899		130	0	0
	04/2026	ILS	741		240	4	0
	04/2026	INR	61,254		651	2	0
	04/2026	THB	14,344		448	12	0
	04/2026		$505	IDR	8,553,854	0	(1)
	04/2026		177	ILS	560	1	0
	04/2026		1,321	INR	123,161	3	(16)
	04/2026		30	KRW	44,473	0	0
	04/2026		34	PLN	122	0	(1)
	04/2026		0	THB	2	0	0
	04/2026		83	TWD	2,660	0	0
	05/2026	ILS	560		$177	0	(1)
	05/2026	TWD	1,740		54	0	0
	06/2026	COP	20		0	0	0
	06/2026		$1,364	IDR	22,960,399	0	(14)

BRC	04/2026		21	NOK	203	0	0
	04/2026		33	PLN	119	0	(1)
	04/2026		186	SEK	1,686	0	(8)
	05/2026	EUR	354	RON	1,814	1	0

BSH	04/2026		$4,791	GBP	3,599	0	(27)
	04/2026		562	JPY	89,761	3	0
	04/2026		2,055	NZD	3,560	0	(9)
	04/2026		975	PLN	3,528	0	(25)
	05/2026	GBP	3,599		$4,791	27	0
	05/2026	JPY	89,490		562	0	(3)
	05/2026	NZD	3,560		2,057	10	0

CBK	04/2026	COP	1,174,147		309	0	(11)
	04/2026	EUR	302		349	0	0
	04/2026	GBP	433		581	8	0
	04/2026	INR	135,597		1,451	19	0
	04/2026	THB	3		0	0	0
	04/2026		$97	CNH	670	0	0
	04/2026		425	GBP	319	0	(3)
	04/2026		3,530	INR	325,348	3	(86)
	04/2026		0	THB	8	0	0
	06/2026	COP	1,331,470		$352	0	(5)
	06/2026	IDR	505,324		30	0	0
	06/2026	ILS	1,351		438	8	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	221

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$85	IDR	1,424,771	$0	$(1)
	06/2026		629	MXN	11,297	0	(2)
	07/2026	PEN	1,700		$492	6	0
	09/2026		571		165	2	0

DUB	04/2026	CNH	1,920		280	2	0
	04/2026	ILS	1,496		483	7	0
	04/2026	INR	50,368		533	2	(1)
	04/2026		$2,162	AUD	3,151	12	0
	04/2026		117	CNH	813	1	0
	04/2026		553	INR	52,291	4	(1)
	04/2026		3,859	SGD	4,929	0	(25)
	04/2026		116	THB	3,784	0	(1)
	05/2026	AUD	3,151		$2,161	0	(13)
	05/2026	CNH	811		117	0	(1)
	05/2026	EUR	354	RON	1,815	1	0
	05/2026	SGD	4,918		$3,859	25	0
	06/2026	THB	3,776		116	1	0
	07/2026	PEN	1,218		360	12	0

FAR	04/2026	AUD	1,023		725	19	0
	04/2026	CHF	1,446		1,874	65	0
	04/2026	GBP	3,485		4,710	97	0
	04/2026	JPY	35,011		224	4	0
	04/2026	SEK	1,684		178	1	0
	04/2026		$2,007	CHF	1,599	0	(7)
	04/2026		700	JPY	111,761	4	0
	04/2026		37	PLN	133	0	(1)
	04/2026		21	SGD	27	0	0
	05/2026	CHF	1,593		$2,007	7	0
	05/2026	ILS	931		294	0	(2)
	05/2026	JPY	111,423		700	0	(4)
	05/2026	SGD	27		21	0	0
	05/2026		$178	SEK	1,681	0	(1)
	06/2026	ILS	592		$192	3	0
	06/2026	PEN	1,670		490	12	0
	07/2026		1,002		296	10	0
	08/2026		1,318		390	13	0

GLM	04/2026	ILS	802		258	3	0
	04/2026	INR	4,536		50	2	0
	04/2026	THB	5,720		176	2	0
	04/2026		$84	CNH	578	0	0
	04/2026		7	IDR	116,744	0	0
	04/2026		240	THB	7,837	0	(2)
	06/2026	COP	382,174		$100	0	(2)
	06/2026	IDR	667,714		39	0	0
	06/2026	THB	2,112		64	0	0
	06/2026		$102	IDR	1,724,179	0	(1)

IND	04/2026	EUR	7,883		$9,308	197	0

JPM	04/2026	CAD	465		341	6	0
	04/2026	CNH	138		20	0	0
	04/2026	INR	28,113		299	2	0
	04/2026	KRW	44,497		29	0	0
	04/2026	NZD	118		69	1	0
	04/2026	SGD	4,136		3,282	65	0
	04/2026		$124	CNH	855	1	0
	04/2026		299	INR	28,161	1	0
	04/2026		29	KRW	44,490	0	0
	04/2026		3,638	MXN	65,149	0	(8)
	05/2026	CNH	853		$124	0	(1)
	06/2026	ILS	223		73	2	0

MBC	04/2026	AUD	365		256	4	0
	04/2026	CHF	154		197	5	0
	04/2026	EUR	354		411	1	0
	04/2026	IDR	6,953,601		409	0	(1)
	04/2026	JPY	37,905		244	5	0
	04/2026	NOK	9,193		940	0	(10)
	04/2026	NZD	663		390	9	0
	04/2026	THB	11,766		375	18	0
	04/2026		$312	JPY	49,807	2	0
	04/2026		650	KRW	951,533	0	(17)

222	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$343	NOK	3,309	$0	$(2)
	05/2026	JPY	49,657		$312	0	(2)
	05/2026		$940	NOK	9,194	10	0
	06/2026		409	IDR	6,970,043	1	0

MYI	04/2026		391	EUR	340	2	0
	05/2026		41	NOK	396	0	0
	06/2026	IDR	337,592		$20	0	0

NGF	04/2026		$592	NOK	5,688	0	(4)

SCX	04/2026	JPY	27,534		$176	3	0
	04/2026	NZD	2,779		1,661	65	0
	04/2026	THB	314		10	0	0
	04/2026		$4,628	CAD	6,407	0	(22)
	04/2026		248	INR	22,488	0	(11)
	04/2026		246	TWD	7,865	0	(1)
	05/2026	CAD	6,398		$4,628	22	0
	06/2026	COP	123,008		32	0	(1)
	06/2026		$138	IDR	2,309,211	0	(2)
	07/2026	COP	922,256		$239	0	(6)

SOG	04/2026	JPY	151,870		976	19	0
	04/2026		$9,462	EUR	8,199	15	0
	05/2026	EUR	8,199		$9,477	0	(15)
	06/2026	ILS	558		181	3	0
	06/2026	PEN	2,948		875	31	0
	07/2026		2,111		624	21	0

SSB	04/2026	AUD	1,649		1,174	36	0
	08/2026	COP	2,149,985		564	0	(4)

UAG	04/2026		$186	COP	692,530	2	0
	04/2026		610	PLN	2,205	0	(16)
	06/2026	COP	702,746		$186	0	(2)
	06/2026	ILS	814		264	4	0

Total Forward Foreign Currency Contracts						$1,049	$(409)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$66	$0	$0	$66	$0	$0	$0	$0	$66	$0	$66
BOA	10	0	0	10	(8)	0	0	(8)	2	0	2
BPS	24	0	0	24	(33)	0	0	(33)	(9)	0	(9)
BRC	1	0	0	1	(9)	0	0	(9)	(8)	0	(8)
BSH	40	0	0	40	(64)	0	0	(64)	(24)	0	(24)
CBK	46	0	0	46	(108)	0	0	(108)	(62)	0	(62)
DUB	67	0	0	67	(42)	0	0	(42)	25	0	25
FAR	235	0	0	235	(15)	0	0	(15)	220	(260)	(40)
GLM	7	0	0	7	(5)	0	0	(5)	2	0	2
IND	197	0	0	197	0	0	0	0	197	(280)	(83)
JPM	78	0	0	78	(9)	0	0	(9)	69	0	69
MBC	55	0	0	55	(32)	0	0	(32)	23	0	23
MYI	2	0	0	2	0	0	0	0	2	0	2
NGF	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
SCX	90	0	0	90	(43)	0	0	(43)	47	0	47
SOG	89	0	0	89	(15)	0	0	(15)	74	0	74
SSB	36	0	0	36	(4)	0	0	(4)	32	0	32
UAG	6	0	0	6	(18)	0	0	(18)	(12)	0	(12)

Total Over the Counter	$1,049	$0	$0	$1,049	$(409)	$0	$0	$(409)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	223

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$204	$204
Swap Agreements	0	33	0	0	205	238

	$0	$33	$0	$0	$409	$442

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,049	$0	$1,049

	$0	$33	$0	$1,049	$409	$1,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	0	0	0	115	115

	$0	$0	$0	$0	$182	$182

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$409	$0	$409

	$0	$0	$0	$409	$182	$591

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,708	$1,708
Swap Agreements	0	157	0	0	455	612

	$0	$157	$0	$0	$2,163	$2,320

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,513)	$0	$(1,513)
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$(1,513)	$0	$(1,514)

	$0	$156	$0	$(1,513)	$2,163	$806

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,009)	$(2,009)
Swap Agreements	0	(5)	0	0	560	555

	$0	$(5)	$0	$0	$(1,449)	$(1,454)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$880	$0	$880
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$880	$0	$881

	$0	$(4)	$0	$880	$(1,449)	$(573)

224	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77,427	$0	$77,427
Industrials	0	53,849	0	53,849
Utilities	0	24,835	0	24,835
Municipal Bonds & Notes
Arizona	0	369	0	369
Louisiana	0	796	0	796
Texas	0	406	0	406
West Virginia	0	915	0	915
U.S. Government Agencies	0	156,813	0	156,813
U.S. Treasury Obligations	0	71,437	0	71,437
Non-Agency Mortgage-Backed Securities	0	15,701	0	15,701
Asset-Backed Securities
Automobile Sequential	0	639	0	639
Home Equity Other	0	1,838	0	1,838
Other ABS	0	2,798	0	2,798
Sovereign Issues	0	22,310	0	22,310
Common Stocks
Industrials	0	0	921	921
Short-Term Instruments
Commercial Paper	0	1,797	0	1,797
Mutual Funds	538	0	0	538

	$538	$431,930	$921	$433,389

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,120	$0	$0	$15,120

Total Investments	$15,658	$431,930	$921	$448,509

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,477)	$0	$(2,477)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94	348	0	442
Over the counter	0	1,049	0	1,049

	$94	$1,397	$0	$1,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(123)	0	(182)
Over the counter	0	(409)	0	(409)

	$(59)	$(532)	$0	$(591)

Total Financial Derivative Instruments	$35	$865	$0	$900

Totals	$15,693	$430,318	$921	$446,932

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	225

Schedule of Investments	PIMCO Total Return Fund V

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.8%

CORPORATE BONDS & NOTES 32.2%

BANKING & FINANCE 16.6%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$800	$757

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		15	13

Ally Financial, Inc.
7.100% due 11/15/2027		300	311

American Express Co.
5.085% due 01/30/2031 •		500	509

American Homes 4 Rent LP
5.500% due 02/01/2034		800	808

Athene Global Funding
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~		500	501

Banco Santander SA
5.294% due 08/18/2027		400	404
6.527% due 11/07/2027 •		400	405

Bank of America Corp.
4.948% due 07/22/2028 •		500	503
5.202% due 04/25/2029 •		1,800	1,826
6.204% due 11/10/2028 •		780	802

Bank of New York Mellon Corp.
4.026% due 01/22/2030 •		400	396

Barclays PLC
4.521% due 02/24/2032 •		700	685
6.490% due 09/13/2029 •		1,400	1,458

BNP Paribas SA
1.675% due 06/30/2027 •		1,000	993

BPCE SA
2.045% due 10/19/2027 •		300	296
7.003% due 10/19/2034 •		400	437

Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	96
8.300% due 03/15/2028		100	102

Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032		1,900	1,635

Brookfield Finance, Inc.
2.724% due 04/15/2031		15	14

Citibank NA
4.876% due 11/19/2027 •		800	803

Citigroup, Inc.
4.075% due 04/23/2029 •		600	596
4.658% due 05/24/2028 •		1,100	1,102

Credit Agricole SA
4.656% due 01/12/2032 •		300	296

CTP NV
3.625% due 03/10/2031	EUR	1,300	1,461

Danske Bank AS
4.999% due 03/27/2032 •		$1,000	1,003

Digital Dutch Finco BV
1.500% due 03/15/2030	EUR	600	636

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		$400	396

Equitable Financial Life Global Funding
1.300% due 07/12/2026		15	15

European Investment Bank
3.750% due 02/14/2033		15	15

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		1,300	1,284
7.350% due 11/04/2027		900	929

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		600	595
4.516% due 01/21/2032 •		3,700	3,645
5.727% due 04/25/2030 •		800	825
6.484% due 10/24/2029 •		200	209

Golub Capital BDC, Inc.
7.050% due 12/05/2028		300	307

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		615	605

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$300	$291
6.150% due 01/15/2031		500	510
6.375% due 07/01/2034		200	201

Host Hotels & Resorts LP
2.900% due 12/15/2031		58	52
3.375% due 12/15/2029		750	713
3.500% due 09/15/2030		1,300	1,223

HSBC Holdings PLC
5.887% due 08/14/2027 •		1,900	1,909

ING Groep NV
6.083% due 09/11/2027 •		1,500	1,509

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		200	211

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,083
4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~		300	301
5.299% due 07/24/2029 •		1,300	1,324
5.571% due 04/22/2028 •		200	202
5.581% due 04/22/2030 •		200	206

KEB Hana Bank
5.375% due 04/23/2027		300	304

Kilroy Realty LP
2.500% due 11/15/2032		900	733
2.650% due 11/15/2033		400	318
4.750% due 12/15/2028		100	99

KODIT Global Co. Ltd.
5.357% due 05/29/2027		300	303

Lloyds Banking Group PLC
4.241% due 02/10/2030 •		700	693

Manulife Financial Corp.
3.703% due 03/16/2032		15	14

MassMutual Global Funding II
4.000% due 01/22/2029		400	396

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	409
5.778% due 07/06/2029 •		200	206

Morgan Stanley
4.133% due 10/18/2029 •		700	692
4.493% due 01/16/2032 •		2,800	2,754
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	502
5.230% due 01/15/2031 •		400	406
5.652% due 04/13/2028 •		200	202
5.656% due 04/18/2030 •		200	206
6.407% due 11/01/2029 •		300	313

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		400	400
5.504% due 05/26/2028 •		250	253

Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		400	401

Nationwide Building Society
6.557% due 10/18/2027 •		300	303

NatWest Markets PLC
4.654% due 03/27/2029		1,000	1,003

Nomura Holdings, Inc.
6.070% due 07/12/2028		1,600	1,651

Norinchukin Bank
2.080% due 09/22/2031		1,100	952
5.094% due 10/16/2029		400	405

Pacific Life Global Funding II
4.850% due 02/10/2030		800	807

Prologis LP
4.200% due 02/15/2033	CAD	700	502

RGA Global Funding
2.700% due 01/18/2029		$900	855
6.000% due 11/21/2028		300	310

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		1,000	991
6.534% due 01/10/2029 •		500	516

Standard Chartered PLC
5.005% due 10/15/2030 •		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		$430	$408

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031		400	395

Toronto-Dominion Bank
5.264% due 12/11/2026		300	302

UBS Group AG
4.194% due 04/01/2031 •		700	685
4.588% due 08/10/2032 •		1,400	1,376
5.617% due 09/13/2030 •		600	619
6.246% due 09/22/2029 •		1,000	1,039

Wells Fargo & Co.
4.182% due 01/23/2030 •		700	694

			61,229

INDUSTRIALS 7.4%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		400	378

AP Moller - Maersk AS
5.875% due 09/14/2033		500	523

Beignet Investor LLC
6.581% due 05/30/2049		3,500	3,601

BMW U.S. Capital LLC
4.300% due 03/17/2028		600	600
5.050% due 03/21/2030		500	506

CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029		1,400	1,334

Centene Corp.
3.000% due 10/15/2030		500	439
3.375% due 02/15/2030		1,100	994

Conagra Brands, Inc.
5.750% due 08/01/2035		1,500	1,504

Coty, Inc.
4.500% due 05/15/2027	EUR	300	347

Denso Corp.
4.420% due 09/11/2029		$700	699

Ferguson Finance PLC
3.250% due 06/02/2030		800	754

Fidelity National Information Services, Inc.
2.899% (EUR003M + 0.850%) due 03/10/2028 ~	EUR	600	694

Gartner, Inc.
4.950% due 03/20/2031		$2,400	2,342

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		300	305

Hyundai Capital America
4.250% due 01/08/2029		1,700	1,682
4.600% due 04/06/2028 (a)		100	100

JDE Peet’s NV
0.500% due 01/16/2029	EUR	200	211
1.125% due 06/16/2033		200	185
2.250% due 09/24/2031		$500	435

Marriott International, Inc.
4.500% due 10/15/2031		600	593

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		500	505

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	500	370

MSCI, Inc.
3.625% due 09/01/2030		$1,600	1,513

NTT Finance Corp.
5.502% due 07/16/2035		800	812

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		600	539
3.400% due 05/01/2030		15	14

Oracle Corp.
4.200% due 09/27/2029		400	388
4.550% due 02/04/2029		800	790

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		300	306

Smurfit Westrock Financing DAC
5.185% due 01/15/2036		700	689
5.418% due 01/15/2035		500	505

226	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Snam SpA
5.000% due 05/28/2030		$600	$606

VF Corp.
2.950% due 04/23/2030		500	446

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		200	192

Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		200	198
5.650% due 03/25/2032		1,400	1,422

			27,521

UTILITIES 8.2%

AES Corp.
2.450% due 01/15/2031		300	266
5.450% due 06/01/2028		700	707

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		578	577

Avangrid, Inc.
3.800% due 06/01/2029		400	390

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		500	486

Duke Energy Carolinas LLC
3.950% due 11/15/2028		500	496

Duke Energy Florida LLC
2.500% due 12/01/2029		625	586

EDP Finance BV
1.710% due 01/24/2028		2,200	2,089

ENEL Finance International NV
2.500% due 07/12/2031		1,250	1,111
4.625% due 06/15/2027		500	501

Eversource Energy
4.450% due 12/15/2030		700	691

Georgia Power Co.
3.250% due 04/01/2026		775	775

Hanwha Energy USA Holdings Corp.
4.375% due 07/02/2028		400	401

Interstate Power & Light Co.
4.100% due 09/26/2028		1,100	1,092

MidAmerican Energy Co.
3.150% due 04/15/2050		700	463
3.650% due 04/15/2029		450	442

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		400	342

New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	609
5.650% due 08/15/2028		500	513

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		1,850	1,755

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		800	720

NSTAR Electric Co.
3.250% due 05/15/2029		1,000	968
3.950% due 04/01/2030		870	855

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	300	345

Pacific Gas & Electric Co.
3.000% due 06/15/2028		$900	871
5.050% due 10/15/2032		600	596
6.700% due 04/01/2053		1,265	1,311

Public Service Co. of Colorado
3.700% due 06/15/2028		700	691

Public Service Co. of Oklahoma
2.200% due 08/15/2031		875	768

Public Service Enterprise Group, Inc.
5.875% due 10/15/2028		1,500	1,549

Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		400	389

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		600	566

RWE Finance U.S. LLC
5.125% due 09/18/2035		1,600	1,556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Gas & Electric Co.
4.950% due 08/15/2028	$1,400	$1,423

Solar Star Funding LLC
5.375% due 06/30/2035	259	261

Southern California Edison Co.
2.500% due 06/01/2031	1,275	1,139
2.750% due 02/01/2032	300	268
3.450% due 02/01/2052	200	131
4.125% due 03/01/2048	100	75
5.250% due 03/15/2030	300	305

Southwestern Public Service Co.
3.750% due 06/15/2049	200	145

Wisconsin Electric Power Co.
4.750% due 09/30/2032	300	302

Wisconsin Power & Light Co.
4.950% due 04/01/2033	300	301
5.375% due 03/30/2034	300	305

		30,132

Total Corporate Bonds & Notes (Cost $118,404)		118,882

U.S. GOVERNMENT AGENCIES 39.6%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2052 - 12/01/2052	5,139	4,867
4.500% due 08/01/2053	3,821	3,698
5.000% due 06/01/2053 - 07/01/2053	8,124	8,043
5.500% due 10/01/2053 - 12/01/2054	27,190	27,355

Federal Home Loan Mortgage Corp. REMICS
4.562% due 10/25/2055 •	362	364
4.662% due 06/25/2055 •	399	402
4.962% due 01/25/2055 •	401	404

Federal National Mortgage Association
4.000% due 12/01/2052	8,174	7,751
4.300% due 12/01/2032	2,500	2,480
4.500% due 07/01/2052 - 07/01/2053	10,233	9,920
5.000% due 05/01/2053 - 04/01/2054	15,580	15,439

Federal National Mortgage Association REMICS
4.842% due 08/25/2055 •	463	467

Government National Mortgage Association REMICS
4.133% due 10/20/2060 •	21	21
4.303% due 09/20/2065 •	370	370

Government National Mortgage Association, TBA
4.000% due 05/01/2056	2,300	2,153
4.500% due 06/01/2040 - 05/01/2056	2,300	2,219
5.000% due 05/01/2056	2,600	2,570
6.000% due 05/01/2056	940	955

Tennessee Valley Authority
1.500% due 09/15/2031	60	53

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056	2,430	2,288
4.500% due 04/01/2056 - 06/01/2056	27,700	26,714
5.000% due 05/01/2056	3,100	3,054
5.500% due 05/01/2056	16,096	16,149
6.000% due 06/01/2056	8,140	8,286

Total U.S. Government Agencies (Cost $145,314)		146,022

U.S. TREASURY OBLIGATIONS 21.8%

U.S. Treasury Bonds
1.375% due 08/15/2050	500	245
1.625% due 11/15/2050	3,100	1,618
1.750% due 08/15/2041	600	401
1.875% due 02/15/2051	9,860	5,477
1.875% due 11/15/2051	775	426
2.000% due 11/15/2041	600	415
2.000% due 02/15/2050	2,300	1,340
2.000% due 08/15/2051	2,525	1,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 05/15/2041		$14,673	$10,698
2.250% due 08/15/2049		4,243	2,640
2.375% due 11/15/2049		790	503
2.375% due 05/15/2051		735	460
2.875% due 05/15/2049		2,900	2,063
3.000% due 02/15/2048		700	516
3.000% due 08/15/2048		400	294
3.000% due 02/15/2049		1,600	1,169
3.125% due 05/15/2048		600	452
3.250% due 05/15/2042		100	82
3.375% due 11/15/2048		900	706
3.625% due 05/15/2053		2,500	2,005
3.750% due 08/15/2041		10,027	8,946
3.875% due 05/15/2043		500	443
4.000% due 11/15/2042		306	277
4.250% due 08/15/2054		600	537
4.375% due 05/15/2041		489	471
4.375% due 08/15/2043		1,507	1,423
4.500% due 11/15/2054		1,300	1,215
4.625% due 05/15/2044		300	291
4.625% due 11/15/2055		9,300	8,887
4.750% due 08/15/2055		1,575	1,535
4.875% due 08/15/2045		1,108	1,105

U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051		3,747	1,995
0.125% due 02/15/2052		1,051	546
0.250% due 02/15/2050		126	72
0.750% due 02/15/2045		414	298
0.875% due 02/15/2047		135	96
1.000% due 02/15/2048		185	133
1.500% due 02/15/2053		514	394
2.125% due 02/15/2054		563	497
2.375% due 02/15/2055		2,164	2,014
0.125% due 01/15/2030 (e)		5,562	5,325
1.250% due 04/15/2028		217	218

U.S. Treasury Notes
4.125% due 02/15/2036		710	699
4.250% due 08/15/2035		99	99
4.625% due 02/15/2035		9,500	9,749

Total U.S. Treasury Obligations (Cost $82,912)			80,214

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Benchmark Mortgage Trust
3.976% due 07/15/2051		70	70
4.077% due 07/15/2051		979	975

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	5,700	3,933

VASA Trust
4.687% due 07/15/2039 •		$500	491

Total Non-Agency Mortgage-Backed Securities (Cost $5,217)			5,469

ASSET-BACKED SECURITIES 5.8%

AUTOMOBILE SEQUENTIAL 0.7%

BMW Vehicle Lease Trust
4.430% due 06/26/2028		1,000	1,004
4.980% due 03/25/2027		107	107

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		864	867

FHF Issuer Trust
5.690% due 02/15/2030		188	189
5.890% due 06/15/2030		118	119
6.790% due 10/15/2029		105	106

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029		248	250

			2,642

CMBS OTHER 0.7%

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		700	700

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •		500	501

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	227

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 LLC
5.000% due 02/18/2040 •		$1,200	$1,197

			2,398

OTHER ABS 4.4%

ARES European CLO XIV DAC
3.063% due 10/21/2034 •	EUR	170	197

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		1,400	1,613

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		$498	498

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		800	800

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		385	377

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		948	951

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		1,400	1,424

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	1,300	1,502

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$700	701

LCM 34 Ltd.
4.848% due 10/20/2034 •		750	751

Loanpal Solar Loan Ltd.
2.470% due 12/20/2047		26	21

Mosaic Solar Loan Trust
5.910% due 11/20/2053		95	92

Mountain View CLO LLC
4.547% due 04/14/2033 •		1,000	999

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		980	985

Post Road Equipment Finance LLC
4.900% due 05/15/2031		981	988

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		900	901

SMB Private Education Loan Trust
5.240% due 03/15/2056		519	525

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		343	337

Switch ABS Issuer LLC
5.121% due 10/25/2055		1,100	1,076

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		361	361

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		800	801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wind River CLO Ltd.
4.778% due 07/20/2034 •		$300	$300

			16,200

Total Asset-Backed Securities (Cost $21,269)			21,240

SOVEREIGN ISSUES 4.1%

Australia Government Bonds
2.750% due 06/21/2035	AUD	1,100	636

BNG Bank NV
4.750% due 02/01/2030		$600	617

Canada Government Bonds
3.250% due 12/01/2034	CAD	417	297

Chile Government International Bonds
4.850% due 01/22/2029		$500	507

Colombia Government International Bonds
5.375% due 01/21/2029		200	198

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	250	298

Development Bank of Japan, Inc.
5.125% due 09/01/2026		$500	502

European Union
1.250% due 02/04/2043	EUR	100	79
2.500% due 12/04/2031		100	112
2.875% due 10/05/2029		900	1,040

Mexico Government International Bonds
3.875% due 05/16/2031		1,100	1,242
4.490% due 05/25/2032		300	345

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$200	201

Peru Government International Bonds
5.400% due 08/12/2034	PEN	1,400	382
6.150% due 08/12/2032		4,530	1,361
6.950% due 08/12/2031		801	249

Province of Quebec
4.450% due 09/01/2034	CAD	1,100	826

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	276
4.500% due 08/22/2035		100	64

Romania Government International Bonds
5.625% due 02/22/2036	EUR	400	444

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	300	140
2.250% due 09/15/2033		300	167

U.K. Gilts
3.750% due 03/07/2027	GBP	2,800	3,685
4.375% due 07/31/2054		1,248	1,376

Total Sovereign Issues (Cost $14,942)			15,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.8%

COMMERCIAL PAPER 3.9%

Air Lease Corp.
4.320% due 04/02/2026	$900	$900
4.400% due 04/14/2026	900	898

Boston Properties LP
4.200% due 04/27/2026	900	897

Crown Castle, Inc.
4.120% due 04/09/2026	900	899
4.180% due 04/16/2026	1,800	1,797
4.300% due 04/21/2026	900	898

Edison International
4.380% due 04/27/2026	900	897

ERAC USA Finance LLC
4.150% due 04/24/2026	900	897

Fidelity National Information Services, Inc.
4.170% due 04/23/2026	900	898
4.170% due 04/24/2026	900	898

Global Payments, Inc.
4.200% due 04/01/2026	900	900
4.220% due 04/02/2026	900	900
4.250% due 04/06/2026	900	899

Keurig Dr. Pepper, Inc.
3.970% due 04/15/2026	300	299
4.300% due 05/01/2026	900	897
4.320% due 04/28/2026	600	598

		14,372

REPURCHASE AGREEMENTS (c) 7.9%
		29,200

Total Short-Term Instruments (Cost $43,573)		43,572

Total Investments in Securities (Cost $431,631)		430,443

Total Investments 116.8% (Cost $431,631)		$430,443

Financial Derivative Instruments (d)(f) 1.1% (Cost or Premiums, net $4,134)		3,987

Other Assets and Liabilities, net (17.9)%		(65,938)

Net Assets 100.0%		$368,492

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

228	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	03/31/2026	04/01/2026	$29,200	U.S. Treasury Notes 2.375% due 03/31/2029	$(29,798)	$29,200	$29,203

Total Repurchase Agreements						$(29,798)	$29,200	$29,203

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$29,203	$0	$0	$29,203	$(29,798)	$(595)

Total Borrowings and Other Financing Transactions	$29,203	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(61) at a weighted average interest rate of 4.395%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA March Futures	06/2027	22	$6,962	$10	$9	$0
Australia Government 10-Year Bond June Futures	06/2026	70	5,204	(21)	49	0
Euro-Bund June Futures	06/2026	4	580	(14)	4	0
Long Guilt June Futures	06/2026	62	7,204	(373)	54	0
U.S. Treasury 2-Year Note June Futures	06/2026	79	16,388	(101)	6	0
U.S. Treasury 5-Year Note June Futures	06/2026	170	18,391	(168)	23	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	407	45,196	(817)	95	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	2	227	(2)	1	0

				$(1,486)	$241	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	16	$(1,865)	$62	$0	$(3)

Total Futures Contracts				$(1,424)	$241	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.312%	$	500	$3	$(2)	$1	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		300	2	(1)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.517		200	4	(1)	3	0	0

							$9	$(4)	$5	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	229

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	693	$52	$(11)	$41	$6	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		297	20	(2)	18	2	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		3,100	115	39	154	28	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		12,600	220	2	222	26	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	1,400	38	(14)	24	2	0
CDX.iTraxx Europe Senior 44 5-Year Index	1.000	Quarterly	12/20/2030		6,100	154	(59)	95	9	0

						$599	$(45)	$554	$73	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.700%	Annual	03/28/2034	GBP	100	$0	$6	$6	$0	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		3,800	119	80	199	0	(15)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	6	21	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	160,000	28	2	30	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		30,000	(20)	0	(20)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(25)	1	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		$900	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	46	18	64	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		400	0	4	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		500	0	4	4	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	(15)	(15)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		700	(5)	9	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	1	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,236	(3)	(6)	(9)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	6	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	0	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		80	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,900	(59)	23	(36)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		900	(6)	8	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		300	1	4	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		300	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		535	1	4	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	6	5	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		500	0	4	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		500	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		500	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(13)	8	(5)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		100	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	123	136	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	45	45	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	64	77	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		200	0	17	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	8	8	0	0

230	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.807%	Annual	02/15/2055		$3,800	$63	$154	$217	$14	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		1,300	22	8	30	5	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(89)	(100)	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	(5)	(15)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(15)	3	(12)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	(26)	(22)	8	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		700	(1)	(35)	(36)	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	(80)	(61)	20	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	4	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	6	6	0	(1)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	8	8	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(4)	(4)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,810	(9)	(57)	(66)	16	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		1,140	22	7	29	0	(13)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(22)	(34)	0	(3)

							$166	$341	$507	$96	$(75)

Total Swap Agreements							$774	$292	$1,066	$169	$(75)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$241	$169	$ 410	$0		$(4)		$(75)	$ (79)

(e)

Securities with an aggregate market value of $673 and cash of $4,600 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	15,278		$2,927	$0	$(22)
	04/2026	CAD	5,506		4,027	69	0
	04/2026	INR	18,796		200	2	0
	04/2026	JPY	219,262		1,374	0	(7)
	04/2026	PLN	184		50	0	0
	04/2026	SGD	872		682	4	0
	04/2026		$2,930	BRL	15,278	20	0
	04/2026		200	INR	18,830	0	0
	04/2026		100	KRW	147,370	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	231

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$450	PLN	1,662	$0	$(2)
	04/2026		217	THB	6,782	0	(11)
	04/2026		100	TWD	3,190	0	0
	05/2026		1,374	JPY	218,602	7	0
	06/2026	BRL	3		$1	0	0
	06/2026	MXN	3,187		178	1	0

BPS	04/2026	AUD	104		74	2	0
	04/2026	BRL	3,601		688	0	(7)
	04/2026	INR	62,155		660	2	0
	04/2026	KRW	172,011		113	0	(1)
	04/2026	THB	21,143		659	17	0
	04/2026		$680	BRL	3,601	15	0
	04/2026		1,005	IDR	17,012,141	0	(4)
	04/2026		1,340	INR	124,972	3	(16)
	04/2026		627	KRW	938,632	1	(4)
	04/2026		77	PLN	277	0	(2)
	04/2026		0	THB	4	0	0
	04/2026		272	TWD	8,702	0	(1)
	04/2026	ZAR	4,093		$242	0	0
	05/2026	INR	27,979		296	0	(1)
	05/2026	THB	3,733		114	1	0
	05/2026	TWD	7,147		222	0	(1)
	05/2026		$170	BRL	891	1	0
	05/2026		264	IDR	4,479,433	0	0
	05/2026		140	KRW	212,987	2	0
	06/2026	IDR	4,015,123		$239	3	0

BRC	04/2026	THB	1,635		50	0	0
	04/2026	TRY	98,529		2,176	0	(19)
	04/2026		$140	IDR	2,373,952	0	0
	04/2026		228	MXN	4,079	0	(1)
	04/2026		56	PLN	201	0	(2)
	04/2026		236	SEK	2,141	0	(10)
	04/2026		3,649	TRY	167,888	27	0
	04/2026		248	ZAR	4,059	0	(8)
	05/2026	TRY	7,605		$163	0	(1)

CBK	04/2026	AUD	651		456	7	0
	04/2026	EUR	711		822	1	(1)
	04/2026	GBP	545		731	9	0
	04/2026	INR	152,208		1,628	20	0
	04/2026	PEN	1,279		369	1	0
	04/2026	PLN	12		3	0	0
	04/2026	SEK	940		101	2	0
	04/2026	THB	3		0	0	0
	04/2026		$3,238	INR	299,282	4	(69)
	04/2026		413	JPY	65,100	0	(3)
	04/2026		40	PLN	143	0	(1)
	04/2026		0	THB	13	0	0
	05/2026	PEN	929		$261	0	(6)
	06/2026	IDR	670,293		40	0	0
	06/2026		$155	IDR	2,614,615	0	(2)
	06/2026		947	MXN	16,936	0	(7)

DUB	04/2026	TRY	5		$0	0	0
	04/2026		$3,518	AUD	5,128	20	0
	04/2026		707	PLN	2,568	0	(15)
	04/2026		2,872	SGD	3,669	0	(19)
	04/2026		202	THB	6,590	0	(2)
	05/2026	AUD	5,128		$3,517	0	(20)
	05/2026	SGD	3,661		2,872	18	0
	06/2026	THB	6,576		202	1	0

FAR	04/2026	AUD	1,579		1,119	30	0
	04/2026	CHF	46		59	2	0
	04/2026	GBP	4,877		6,591	136	0
	04/2026	JPY	300,147		1,881	0	(11)
	04/2026		$57	CHF	46	0	0
	04/2026		6,816	GBP	5,131	0	(24)
	04/2026		542	JPY	84,710	0	(8)
	04/2026		62	PLN	224	0	(2)
	04/2026		15	SGD	20	0	0
	05/2026	CHF	45		$57	0	0

232	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	GBP	5,131		$6,815	$24	$0
	05/2026	SGD	20		16	0	0
	05/2026		$1,881	JPY	299,241	11	0
	06/2026		290	MXN	5,052	0	(10)
	09/2026		40		711	0	(1)

GLM	04/2026	BRL	24,345		$4,582	0	(118)
	04/2026	INR	3,635		40	1	0
	04/2026	KRW	580,315		390	4	0
	04/2026	THB	3,495		107	1	0
	04/2026		$4,628	BRL	24,345	72	0
	04/2026		67	MXN	1,229	2	0
	04/2026		259	THB	8,463	0	(2)
	05/2026	INR	21,192		$224	0	(1)
	06/2026	BRL	10		2	0	0
	06/2026	IDR	1,678,169		99	1	0
	06/2026	MXN	555		31	0	0
	06/2026	THB	4,959		151	0	0
	06/2026		$4,532	BRL	24,405	118	0
	06/2026		626	IDR	10,552,769	0	(5)
	06/2026		636	MXN	11,082	0	(21)
	07/2026	BRL	9		$2	0	0

JPM	04/2026	CAD	596		437	8	0
	04/2026	INR	34,080		362	3	0
	04/2026	KRW	667,231		443	2	(2)
	04/2026	PLN	409		110	0	0
	04/2026	SGD	2,817		2,235	44	0
	04/2026		$402	INR	37,781	1	(1)
	04/2026		384	KRW	580,626	2	0
	04/2026		1,472	MXN	26,405	2	(3)
	04/2026		530	ZAR	8,845	0	(8)
	04/2026	ZAR	3,953		$233	0	(1)
	06/2026	MXN	3,091		172	1	0

MBC	04/2026	AUD	248		174	3	0
	04/2026	IDR	2,374,979		140	0	0
	04/2026	JPY	158,064		988	0	(8)
	04/2026	KRW	738,484		505	14	0
	04/2026	NOK	1,874		193	1	(2)
	04/2026	NZD	766		450	10	0
	04/2026	THB	1,238		40	2	0
	04/2026		$196	EUR	169	0	0
	04/2026		389	GBP	291	0	(3)
	04/2026		600	JPY	93,323	0	(12)
	04/2026		193	NOK	1,875	1	0
	05/2026		988	JPY	157,586	7	0
	05/2026		143	NOK	1,398	2	0
	06/2026	MXN	313		$17	0	0
	06/2026		$140	IDR	2,380,595	0	0

MYI	04/2026	INR	40,282		$424	0	(1)
	04/2026	PLN	142		40	2	0
	04/2026		$424	INR	40,473	6	0

SCX	04/2026	NZD	2,914		$1,742	68	0
	04/2026		$4,413	CAD	6,109	0	(21)
	04/2026		1,070	INR	98,397	0	(31)
	04/2026		427	JPY	66,621	0	(7)
	04/2026		320	TWD	10,206	0	(1)
	05/2026	CAD	6,101		$4,413	21	0
	06/2026		$130	IDR	2,183,109	0	(1)
	07/2026		411	KRW	588,458	0	(19)

SOG	04/2026	EUR	14,326		$16,957	399	0
	04/2026	SEK	1,203		126	0	(1)
	04/2026		$17,158	EUR	14,868	28	0
	04/2026		2,362	JPY	367,455	0	(46)
	05/2026	EUR	14,868		$17,185	0	(27)
	05/2026		$126	SEK	1,201	1	0
	06/2026	PEN	4,617		$1,370	49	0

SSB	04/2026	AUD	2,546		1,812	55	0
	04/2026		$3	JPY	431	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	233

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	04/2026	PLN	289		$79	$1	$0
	04/2026		$486	PLN	1,755	0	(13)
	05/2026	NZD	3,680		$2,103	0	(14)
	06/2026	MXN	400		22	0	0
	06/2026		$308	MXN	5,382	0	(10)

Total Forward Foreign Currency Contracts						$1,395	$(702)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500%	07/13/2026	27,400	$60	$40

Total Purchased Options							$60	$40

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	500	$(1)	$(1)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	1,000	(1)	(1)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	1,800	(2)	(2)

						$ (4)	$ (4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	268	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	474	(1)	0

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	689	(2)	(1)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	688	(2)	(1)

						$(6)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	27,400	(24)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	27,400	(30)	(24)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	800	(3)	(2)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	200	0	(1)

							$ (68)	$(50)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$ 94.375	06/04/2026	300	$(2)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	300	(1)	(2)

					$(3)	$(3)

Total Written Options					$(81)	$(59)

234	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	11,900	$2,710	$(328)	$2,382	$0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,358	671	(71)	600	0

Total Swap Agreements							$3,381	$(399)	$2,982	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$103	$0	$0	$103	$(44)	$(2)	$0	$(46)	$57	$0	$57
BPS	47	0	2,382	2,429	(37)	0	0	(37)	2,392	(2,400)	(8)
BRC	27	0	0	27	(41)	0	0	(41)	(14)	0	(14)
CBK	44	40	0	84	(89)	(39)	0	(128)	(44)	0	(44)
DUB	39	0	0	39	(56)	0	0	(56)	(17)	0	(17)
FAR	203	0	0	203	(56)	0	0	(56)	147	0	147
GLM	199	0	0	199	(147)	(9)	0	(156)	43	0	43
GSC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
GST	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
JPM	63	0	600	663	(15)	0	0	(15)	648	(770)	(122)
MBC	40	0	0	40	(25)	(2)	0	(27)	13	0	13
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	8	0	0	8	(1)	0	0	(1)	7	0	7
SCX	89	0	0	89	(80)	0	0	(80)	9	0	9
SOG	477	0	0	477	(74)	0	0	(74)	403	(290)	113
SSB	55	0	0	55	0	0	0	0	55	0	55
UAG	1	0	0	1	(37)	0	0	(37)	(36)	0	(36)

Total Over the Counter	$1,395	$40	$2,982	$4,417	$(702)	$(59)	$0	$(761)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	235

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$241	$241
Swap Agreements	0	73	0	0	96	169

	$0	$73	$0	$0	$337	$410

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,395	$0	$1,395
Purchased Options	0	0	0	0	40	40
Swap Agreements	0	2,982	0	0	0	2,982

	$0	$2,982	$0	$1,395	$40	$4,417

	$0	$3,055	$0	$1,395	$377	$4,827

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	75	75

	$0	$0	$0	$0	$79	$79

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$702	$0	$702
Written Options	0	4	0	2	53	59

	$0	$4	$0	$704	$53	$761

	$0	$4	$0	$704	$132	$840

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	1,780	1,780
Swap Agreements	0	227	0	0	365	592

	$0	$227	$0	$0	$2,169	$2,396

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,078)	$0	$(1,078)
Purchased Options	0	0	0	(68)	(106)	(174)
Written Options	0	8	0	11	326	345
Swap Agreements	0	769	0	0	0	769

	$0	$777	$0	$(1,135)	$220	$(138)

	$0	$1,004	$0	$(1,135)	$2,389	$2,258

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,200)	$(2,200)
Swap Agreements	0	21	0	0	404	425

	$0	$21	$0	$0	$(1,796)	$(1,775)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$837	$0	$837
Purchased Options	0	0	0	0	(55)	(55)
Written Options	0	(1)	0	5	66	70
Swap Agreements	0	(372)	0	0	0	(372)

	$0	$(373)	$0	$842	$11	$480

	$0	$(352)	$0	$842	$(1,785)	$(1,295)

236	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,229	$0	$61,229
Industrials	0	27,521	0	27,521
Utilities	0	30,132	0	30,132
U.S. Government Agencies	0	146,022	0	146,022
U.S. Treasury Obligations	0	80,214	0	80,214
Non-Agency Mortgage-Backed Securities	0	1,536	3,933	5,469
Asset-Backed Securities
Automobile Sequential	0	2,642	0	2,642
CMBS Other	0	2,398	0	2,398
Other ABS	0	16,200	0	16,200
Sovereign Issues	0	15,044	0	15,044
Short-Term Instruments
Commercial Paper	0	14,372	0	14,372
Repurchase Agreements	0	29,200	0	29,200

Total Investments	$0	$426,510	$3,933	$430,443

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Financial Derivative Instruments -Assets
Exchange-traded or centrally cleared	$116	$294	$0	$410
Over the counter	0	4,417	0	4,417

	$116	$4,711	$0	$4,827

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(79)	0	(79)
Over the counter	0	(761)	0	(761)

	$0	$(840)	$0	$(840)

Total Financial Derivative Instruments	$116	$3,871	$0	$3,987

Totals	$116	$430,381	$3,933	$434,430

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$3,727	$0	$0	$0	$206	$0	$0	$3,933	$206

Totals	$0	$3,727	$0	$0	$0	$206	$0	$0	$3,933	$206

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,933	Recent Transaction	Purchase Price	100.000	—

Total	$3,933

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	237

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

238	PIMCO BOND FUNDS

March 31, 2026

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Climate Bond Fund	Daily	Monthly

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Investment Grade Credit Bond Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Low Duration Opportunities Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return Fund V	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	239

Notes to Financial Statements	(Cont.)

determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is

240	PIMCO BOND FUNDS

March 31, 2026

generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

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Notes to Financial Statements	(Cont.)

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in

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unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker

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Notes to Financial Statements	(Cont.)

Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Moderate Duration Fund	$49,713	$52,932	$0	$0	$273	$102,918	$3,127	$0

PIMCO Total Return Fund II	16,476	18,177	0	0	88	34,741	1,045	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Moderate Duration Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV, PIMCO Total Return ESG Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at

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the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$123,488	$5,926	$(1)	$0	$320	$129,733	$5,926	$0

PIMCO Low Duration Opportunities Fund	4,377	210	0	0	11	4,598	210	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$528,560	$1,759,157	$(1,870,501)	$(40)	$129	$417,305	$16,479	$0

PIMCO Extended Duration Fund	12,032	1,190,815	(1,196,500)	0	1	6,348	216	0

PIMCO GNMA and Government Securities Fund	24,616	817,862	(842,152)	22	3	351	963	0

PIMCO Investment Grade Credit Bond Fund	147,966	5,114,583	(5,258,837)	311	0	4,023	13,711	0

PIMCO Long Duration Total Return Fund	2,303	1,126,672	(1,128,300)	(8)	0	667	372	0

PIMCO Long-Term U.S. Government Fund	26,256	553,316	(579,500)	11	2	85	219	0

PIMCO Low Duration Opportunities Fund	12,812	72,456	(62,900)	2	(1)	22,369	557	0

PIMCO Moderate Duration Fund	99	137,064	(137,100)	3	0	66	65	0

PIMCO Mortgage Opportunities and Bond Fund	114,275	8,654,027	(8,417,400)	97	50	351,049	11,594	0

PIMCO Total Return Fund II	124	147,257	(146,901)	2	0	482	56	0

PIMCO Total Return Fund IV	4,454	48,858	(38,200)	2	6	15,120	558	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan

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Notes to Financial Statements	(Cont.)

agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline

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in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invest in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state

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Notes to Financial Statements	(Cont.)

and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used

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bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of

Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding

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Notes to Financial Statements	(Cont.)

interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a

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Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

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Notes to Financial Statements	(Cont.)

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other

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obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference

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Notes to Financial Statements	(Cont.)

asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a

Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

New Fund	—	—	—	—	—	—	—	—

Small Fund	X	—	—	—	—	—	—	X

Climate-Related Investing	X	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	—	X	X	—	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	—	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	—	—	X

Extension	—	—	—	—	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	—	X

Emerging Markets	X	X	X	X	X	X	—	X

Sovereign Debt	X	X	X	—	X	X	—	X

Currency	X	X	X	—	X	X	—	X

Prepayment	—	—	—	—	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	—

Real Estate	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	—	—	—	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	—	—	—

Convertible Securities	—	—	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	—	X

Turnover	—	X	X	X	X	X	X	X

	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

New Fund	—	—	—	—	—	X

Small Fund	—	—	—	—	—	X

Climate-Related Investing	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

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	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

High Yield	X	X	X	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	X	X	X	X

Extension	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	—	X	—	X	X

Emerging Markets	X	—	X	—	X	X

Sovereign Debt	X	—	X	—	X	X

Currency	X	—	X	—	—	X

Prepayment	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	X	—	—	—	—

Real Estate	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	X

Convertible Securities	—	X	—	—	X	—

Distribution Rate	—	X	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—

Turnover	X	X	X	X	X	X

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Climate-Related Investing Risk is the risk that, because a Fund’s climate-related investment strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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Notes to Financial Statements	(Cont.)

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared

OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s

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investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Environmental, Social and Governance and Faith-Based Values Investing Risk is the risk that, because the Fund’s ESG and faith-based values investing strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG and faith-based values investing strategy. ESG and faith-based values investing is qualitative and subjective by nature, and there is no guarantee that the

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Notes to Financial Statements	(Cont.)

factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. A Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become

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more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class R
PIMCO Climate Bond Fund	0.25%		0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A
PIMCO Dynamic Bond Fund	0.55%	(1)	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	0.40%
PIMCO Extended Duration Fund	0.25%		0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A
PIMCO GNMA and Government Securities Fund	0.25%		0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A

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	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Administrative Class		Class A	Class C		Class R
PIMCO Investment Grade Credit Bond Fund	0.25%	0.25%	0.35%		0.45%	(2)	0.25%		0.40%	0.40%		N/A
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%		N/A		N/A		0.40%	0.40%		N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.250%	0.350%		0.450%	(2)*	N/A		0.350%	0.350%		N/A
PIMCO Low Duration Opportunities Fund	0.25%	0.30%	0.40%		N/A		N/A		0.45%	0.45%		N/A
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%		N/A		N/A		N/A	N/A		N/A
PIMCO Mortgage Opportunities and Bond Fund	0.35%	0.25%	0.35%		0.45%	(2)	N/A		0.40%	0.40%		N/A
PIMCO Total Return ESG Fund	0.25%	0.25%	0.35%		0.45%	(2)	0.25%		0.40%	0.40%		N/A
PIMCO Total Return Fund II	0.25%	0.25%	0.35%		N/A		N/A		N/A	N/A		N/A
PIMCO Total Return Fund IV	0.25%	0.25%	N/A		N/A		N/A		0.35%	N/A		N/A
PIMCO Total Return Fund V	0.25%	0.25%	0.35%	*	0.45%	(2)*	0.25%	*	0.40%	0.40%	*	N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.
(2)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the year ended March 31, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Allowable Rate

	Distribution Fee	Servicing Fee
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	261

Notes to Financial Statements	(Cont.)

or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund. This Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO at March 31, 2026 (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined), were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Low Duration Opportunities Fund	$14	$1	$1	$16

PIMCO Total Return Fund V	112	1	2	115

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long -Term U.S. Government Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund and PIMCO Total Return Fund V. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Climate Bond Fund	$1

PIMCO Dynamic Bond Fund	1,365

PIMCO GNMA and Government Securities Fund	41

PIMCO Investment Grade Credit Bond Fund	66

PIMCO Low Duration Opportunities Fund	1

PIMCO Mortgage Opportunities and Bond Fund	45

PIMCO Total Return ESG Fund	4

PIMCO Total Return Fund V	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Moderate Duration Fund,

262	PIMCO BOND FUNDS

March 31, 2026

PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return Fund II, PIMCO Total Return ESG Fund and PIMCO Total Return Fund IV to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by a Fund’s investments in the Underlying Funds.

The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Moderate Duration Fund	$266

PIMCO Total Return Fund II	91

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Climate Bond Fund	$829	$517	$15,155	$2,590

PIMCO Dynamic Bond Fund	29,170,642	29,486,623	917,076	726,804

PIMCO Extended Duration Fund	1,597,251	1,473,843	42,162	5,131

PIMCO GNMA and Government Securities Fund	45,127,221	44,945,393	39,854	39,853

PIMCO Investment Grade Credit Bond Fund	26,195,549	25,894,058	3,067,197	3,028,735

PIMCO Long Duration Total Return Fund	7,431,758	6,887,969	481,145	446,624

PIMCO Long-Term U.S. Government Fund	2,092,056	2,092,793	21,321	2,597

PIMCO Low Duration Opportunities Fund	858,453	871,295	31,785	20,988

PIMCO Moderate Duration Fund	5,069,786	4,945,186	499,462	252,751

PIMCO Mortgage Opportunities and Bond Fund	272,605,253	268,549,674	2,811,157	861,555

PIMCO Total Return ESG Fund	3,662,778	3,673,463	288,240	260,677

PIMCO Total Return Fund II	2,306,524	2,248,660	66,538	32,965

PIMCO Total Return Fund IV	1,689,574	1,656,878	41,040	30,546

PIMCO Total Return Fund V	927,391	862,384	89,702	18,299

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	263

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Climate Bond Fund				PIMCO Dynamic Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,580	$14,300	1,407	$12,479	44,008	$450,887	77,902	$776,895

I-2	62	561	10	77	7,779	79,555	4,181	41,475

I-3	42	375	110	972	1,078	11,009	2,700	27,027

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	923	8,289	164	1,458	1,561	16,007	1,530	15,214

Class C	0	3	0	6	151	1,552	66	658

Class R	N/A	N/A	N/A	N/A	121	1,233	84	824
Issued as reinvestment of distributions

Institutional Class	138	1,248	83	735	11,457	117,138	10,381	103,137

I-2	2	20	0	4	624	6,383	532	5,283

I-3	5	43	4	32	191	1,951	73	731

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	38	342	6	56	575	5,881	582	5,776

Class C	0	2	0	2	23	233	28	279

Class R	N/A	N/A	N/A	N/A	25	252	21	213
Cost of shares redeemed

Institutional Class	(828)	(7,438)	(470)	(4,157)	(84,214)	(856,946)	(56,098)	(557,614)

I-2	(5)	(47)	(25)	(216)	(5,589)	(56,912)	(4,958)	(49,152)

I-3	(58)	(518)	(52)	(460)	(618)	(6,270)	(1,016)	(10,035)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(227)	(2,043)	(43)	(385)	(3,211)	(32,828)	(3,655)	(36,299)

Class C	(0)	(11)	0	0	(283)	(2,897)	(463)	(4,594)

Class R	N/A	N/A	N/A	N/A	(114)	(1,169)	(85)	(844)

Net increase (decrease) resulting from Fund share transactions	1,672	$15,126	1,194	$10,603	(26,436)	$(264,941)	31,805	$318,974

264	PIMCO BOND FUNDS

March 31, 2026

PIMCO Extended Duration Fund				PIMCO GNMA and Government Securities Fund				PIMCO Investment Grade Credit Bond Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

17,887	$227,589	11,548	$159,606	30,379	$283,819	20,178	$187,843	183,889	$1,674,079	183,214	$1,649,629

92	1,185	1,035	14,762	18,271	171,908	26,159	242,649	189,282	1,731,717	236,796	2,130,334

N/A	N/A	N/A	N/A	1,034	9,778	2,144	19,944	7,329	66,908	5,906	52,772

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	396	3,601	713	6,418

N/A	N/A	N/A	N/A	3,466	32,776	3,343	31,151	16,230	148,206	15,776	141,682

N/A	N/A	N/A	N/A	71	671	78	735	687	6,299	776	6,967

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,174	15,032	762	10,267	2,550	24,157	2,983	27,793	26,278	240,135	25,040	224,781

39	506	35	470	2,098	19,875	2,223	20,707	8,675	79,262	9,668	86,769

N/A	N/A	N/A	N/A	373	3,534	417	3,880	675	6,171	551	4,942

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	81	743	96	861

N/A	N/A	N/A	N/A	584	5,532	761	7,084	2,535	23,157	2,622	23,526

N/A	N/A	N/A	N/A	21	200	36	331	199	1,814	254	2,280

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(12,874)	(166,763)	(19,632)	(269,675)	(32,970)	(308,749)	(24,734)	(229,486)	(175,028)	(1,589,811)	(223,390)	(2,004,298)

(303)	(3,750)	(1,698)	(23,664)	(14,103)	(133,295)	(38,856)	(359,211)	(151,969)	(1,385,276)	(193,162)	(1,734,176)

N/A	N/A	N/A	N/A	(2,974)	(28,261)	(2,215)	(20,570)	(4,995)	(45,352)	(5,237)	(46,937)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(861)	(7,833)	(1,364)	(12,230)

N/A	N/A	N/A	N/A	(6,138)	(57,898)	(7,507)	(70,183)	(24,056)	(219,404)	(27,598)	(247,241)

N/A	N/A	N/A	N/A	(276)	(2,595)	(508)	(4,728)	(3,115)	(28,431)	(3,762)	(33,697)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

6,015	$73,799	(7,950)	$(108,234)	2,386	$21,452	(15,498)	$(142,061)	76,232	$705,985	26,899	$252,382

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	265

Notes to Financial Statements	(Cont.)

	PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	90,153	$650,433	115,459	$853,501	20,792	$290,022	16,622	$239,014

I-2	3,481	24,954	9,943	71,864	2,799	39,191	6,068	86,313

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,737	12,467	4,496	32,425	667	9,302	1,281	18,241

Class C	137	983	438	3,253	424	5,975	928	13,353

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	12,892	92,825	12,068	86,795	1,718	24,076	1,725	24,508

I-2	585	4,211	639	4,599	227	3,178	296	4,207

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	248	1,787	139	1,003	94	1,318	87	1,240

Class C	42	301	37	265	59	822	40	569

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(98,391)	(711,443)	(179,500)	(1,296,911)	(27,739)	(389,585)	(28,455)	(407,030)

I-2	(8,664)	(62,349)	(13,731)	(98,529)	(3,459)	(48,298)	(12,162)	(172,937)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,803)	(12,912)	(3,298)	(23,577)	(966)	(13,493)	(1,631)	(23,298)

Class C	(399)	(2,860)	(481)	(3,455)	(271)	(3,798)	(382)	(5,383)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	18	$(1,603)	(53,791)	$(368,767)	(5,655)	$(81,290)	(15,583)	$(221,203)

266	PIMCO BOND FUNDS

March 31, 2026

PIMCO Low Duration Opportunities Fund				PIMCO Moderate Duration Fund				PIMCO Mortgage Opportunities and Bond Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

917	$9,952	434	$4,582	25,643	$242,006	39,060	$360,360	334,427	$3,137,087	331,373	$3,093,912

2,104	22,819	3,873	40,577	935	8,830	1,228	11,297	176,473	1,655,780	160,054	1,492,964

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,500	51,541	3,749	34,881

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

318	3,439	145	1,529	N/A	N/A	N/A	N/A	8,675	81,208	15,751	147,256

47	507	20	217	N/A	N/A	N/A	N/A	1,385	12,977	3,033	28,314

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

113	1,222	110	1,160	6,671	63,024	6,318	58,245	51,816	486,214	54,604	508,847

240	2,589	206	2,175	75	706	37	338	16,614	155,917	17,517	163,240

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	521	4,888	611	5,690

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

43	464	42	445	N/A	N/A	N/A	N/A	1,363	12,790	1,488	13,869

3	36	4	37	N/A	N/A	N/A	N/A	230	2,162	240	2,237

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(638)	(6,898)	(1,460)	(15,293)	(22,946)	(216,029)	(21,147)	(195,128)	(259,355)	(2,433,241)	(171,980)	(1,602,383)

(1,542)	(16,508)	(1,691)	(17,813)	(582)	(5,492)	(203)	(1,867)	(110,095)	(1,031,178)	(139,547)	(1,297,696)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(3,946)	(37,086)	(4,073)	(37,915)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(302)	(3,253)	(392)	(4,124)	N/A	N/A	N/A	N/A	(14,012)	(131,726)	(8,290)	(77,029)

(50)	(539)	(32)	(340)	N/A	N/A	N/A	N/A	(1,436)	(13,460)	(1,093)	(10,171)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,253	$13,830	1,259	$13,152	9,796	$93,045	25,293	$233,245	208,160	$1,953,873	263,437	$2,466,016

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	267

Notes to Financial Statements	(Cont.)

	PIMCO Total Return ESG Fund				PIMCO Total Return Fund II

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	38,175	$298,208	42,183	$322,572	7,657	$64,159	12,456	$102,952

I-2	9,029	70,320	9,031	68,953	3,876	32,821	1,021	8,373

I-3	214	1,676	512	3,931	N/A	N/A	N/A	N/A

Administrative Class	592	4,631	722	5,540	N/A	N/A	N/A	N/A

Class A	631	4,888	805	6,159	N/A	N/A	N/A	N/A

Class C	25	200	23	171	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,327	49,395	6,887	52,618	2,533	21,339	2,316	19,058

I-2	1,217	9,506	1,185	9,061	85	718	87	708

I-3	39	305	35	264	N/A	N/A	N/A	N/A

Administrative Class	82	641	79	605	N/A	N/A	N/A	N/A

Class A	52	407	41	316	N/A	N/A	N/A	N/A

Class C	2	18	2	18	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(40,809)	(317,952)	(88,710)	(680,815)	(10,436)	(87,800)	(19,784)	(162,621)

I-2	(8,632)	(67,302)	(9,529)	(72,797)	(1,583)	(13,221)	(4,558)	(38,064)

I-3	(364)	(2,799)	(231)	(1,757)	N/A	N/A	N/A	N/A

Administrative Class	(543)	(4,246)	(747)	(5,699)	N/A	N/A	N/A	N/A

Class A	(271)	(2,113)	(1,269)	(9,640)	N/A	N/A	N/A	N/A

Class C	(33)	(255)	(28)	(209)	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	5,733	$45,528	(39,009)	$(300,709)	2,132	$18,016	(8,462)	$(69,594)

268	PIMCO BOND FUNDS

March 31, 2026

PIMCO Total Return Fund IV				PIMCO Total Return Fund V

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026				Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount

8,734	$83,687	9,298	$87,549	14,825		$145,104		10,384	$101,039

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

558	5,352	597	5,632	139	(a)	1,364	(a)	N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

1,356	13,003	1,261	11,879	1,617		15,851		1,032	10,025

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

64	618	49	466	0	(a)	5	(a)	N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

(7,156)	(68,314)	(6,399)	(60,298)	(4,843)		(47,464)		(949)	(9,223)

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

(259)	(2,490)	(319)	(3,005)	(15	)(a)	(149	)(a)	N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

N/A	N/A	N/A	N/A	N/A		N/A		N/A	N/A

3,297	$31,856	4,487	$42,223	11,723		$114,711		10,467	$101,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the class was October 31, 2025.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Climate Bond Fund	5	0	74%	0%

PIMCO Dynamic Bond Fund	3	0	58%	0%

PIMCO Extended Duration Fund	1	1	31%	30%

PIMCO GNMA and Government Securities Fund	3	0	53%	0%

PIMCO Investment Grade Credit Bond Fund	2	0	54%	0%

PIMCO Long Duration Total Return Fund	2	0	40%	0%

PIMCO Long-Term U.S. Government Fund	0	1	0%	32%

PIMCO Low Duration Opportunities Fund	3	0	60%	0%

PIMCO Moderate Duration Fund	2	0	48%	0%

PIMCO Mortgage Opportunities and Bond Fund	2	0	52%	0%

PIMCO Total Return ESG Fund	3	0	47%	0%

PIMCO Total Return Fund II	3	0	58%	0%

PIMCO Total Return Fund IV	1	0	81%	0%

PIMCO Total Return Fund V	4	0	79%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	269

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Climate Bond Fund	$0	$0	$(759)	$(2)	$(1,114)	$0	$(288)	$(2,163)

PIMCO Dynamic Bond Fund	59,374	0	(178,442)	(922)	(518,020)	0	0	(638,010)

PIMCO Extended Duration Fund	3,181	0	(370,583)	0	(90,226)	0	0	(457,628)

PIMCO GNMA and Government Securities Fund	2,106	0	(71,958)	(367)	(157,866)	0	0	(228,085)

PIMCO Investment Grade Credit Bond Fund	31,866	0	(718,567)	(22,871)	(1,699,151)	0	0	(2,408,723)

PIMCO Long Duration Total Return Fund	16,759	0	(396,729)	(323)	(831,495)	0	0	(1,211,788)

PIMCO Long-Term U.S. Government Fund	7,865	0	(163,762)	(85)	(395,032)	0	0	(551,014)

PIMCO Low Duration Opportunities Fund	586	0	(145)	(6)	(5,926)	0	0	(5,491)

PIMCO Moderate Duration Fund	556	0	(15,712)	(1,095)	(116,465)	0	0	(132,716)

PIMCO Mortgage Opportunities and Bond Fund	9,790	0	(665,257)	(3,948)	(516,212)	0	0	(1,175,627)

PIMCO Total Return ESG Fund	1,546	0	(119,808)	(228)	(299,109)	0	0	(417,599)

PIMCO Total Return Fund II	234	0	(36,206)	(104)	(49,218)	0	0	(85,294)

PIMCO Total Return Fund IV	1,764	0	(11,254)	(10)	(36,218)	0	0	(45,718)

PIMCO Total Return Fund V	0	0	(1,760)	(4)	0	(412)	0	(2,176)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, and partnerships.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

270	PIMCO BOND FUNDS

March 31, 2026

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Climate Bond Fund	$376	$738

PIMCO Dynamic Bond Fund	373,979	144,041

PIMCO Extended Duration Fund	9,970	80,256

PIMCO GNMA and Government Securities Fund	93,290	64,576

PIMCO Investment Grade Credit Bond Fund	832,772	866,379

PIMCO Long Duration Total Return Fund	574,595	256,900

PIMCO Long-Term U.S. Government Fund*	139,368	255,664

PIMCO Low Duration Opportunities Fund	3,712	2,214

PIMCO Moderate Duration Fund	32,621	83,844

PIMCO Mortgage Opportunities and Bond Fund	0	516,212

PIMCO Total Return ESG Fund	175,617	123,492

PIMCO Total Return Fund II	26,796	22,422

PIMCO Total Return Fund IV	9,517	26,701

PIMCO Total Return Fund V	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Climate Bond Fund	$43,550	$1,758	$(2,519)	$(761)

PIMCO Dynamic Bond Fund	4,452,858	155,266	(334,980)	(179,714)

PIMCO Extended Duration Fund	1,542,369	26,118	(396,722)	(370,604)

PIMCO GNMA and Government Securities Fund	2,397,551	39,622	(111,580)	(71,958)

PIMCO Investment Grade Credit Bond Fund	16,054,635	253,750	(970,759)	(717,009)

PIMCO Long Duration Total Return Fund	4,311,948	95,618	(491,017)	(395,399)

PIMCO Long-Term U.S. Government Fund	1,657,356	21,989	(185,293)	(163,304)

PIMCO Low Duration Opportunities Fund	163,810	5,667	(5,743)	(76)

PIMCO Moderate Duration Fund	2,151,591	56,612	(71,232)	(14,620)

PIMCO Mortgage Opportunities and Bond Fund	25,312,915	477,456	(1,142,703)	(665,247)

PIMCO Total Return ESG Fund	2,261,874	46,319	(165,173)	(118,854)

PIMCO Total Return Fund II	897,410	11,626	(47,773)	(36,147)

PIMCO Total Return Fund IV	457,867	7,281	(18,520)	(11,239)

PIMCO Total Return Fund V	435,300	5,445	(7,003)	(1,558)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, and partnerships.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	271

Notes to Financial Statements	(Cont.)	March 31, 2026

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Climate Bond Fund	$1,695	$0	$0	$862	$0	$0

PIMCO Dynamic Bond Fund	141,601	0	0	124,821	0	0

PIMCO Extended Duration Fund	15,548	0	0	10,745	0	0

PIMCO GNMA and Government Securities Fund	58,374	0	0	65,666	0	0

PIMCO Investment Grade Credit Bond Fund	604,774	0	0	538,270	0	0

PIMCO Long Duration Total Return Fund	103,766	0	0	96,932	0	0

PIMCO Long-Term U.S. Government Fund	30,302	0	0	31,670	0	0

PIMCO Low Duration Opportunities Fund	4,388	0	0	3,903	0	0

PIMCO Moderate Duration Fund	75,947	0	0	70,245	0	0

PIMCO Mortgage Opportunities and Bond Fund	706,424	0	0	744,338	0	2,487

PIMCO Total Return ESG Fund	63,642	0	0	66,409	0	0

PIMCO Total Return Fund II	23,291	0	0	21,785	0	0

PIMCO Total Return Fund IV	13,737	0	0	12,503	0	0

PIMCO Total Return Fund V	15,888	0	0	10,025	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

Class I-2 shares of the Total Return Fund V became operational effective April 30, 2026.

272	PIMCO BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO Climate Bond Fund(1)

PIMCO Dynamic Bond Fund(1)

PIMCO Extended Duration Fund(2)

PIMCO GNMA and Government Securities Fund(1)

PIMCO Investment Grade Credit Bond Fund(1)

PIMCO Long Duration Total Return Fund(2)

PIMCO Long-Term U.S. Government Fund(2)

PIMCO Low Duration Opportunities Fund(1)

PIMCO Moderate Duration Fund(1)

PIMCO Mortgage Opportunities and Bond Fund(1)

PIMCO Total Return ESG Fund(2)

PIMCO Total Return Fund II(1)

PIMCO Total Return Fund IV(1)

PIMCO Total Return Fund V(1)

(1)	Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	273

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co. LLC	PER	Pershing LLC

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	JEF	Jefferies & Co., Inc.	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

BYR	The Bank of Nova Scotia - Toronto	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	STR	State Street FICC Repo

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC

CIB	Canadian Imperial Bank of Commerce	MTF	Mitsubishi UFJ Financial Group Inc.	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Bank, N.A.	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	ULO	UBS AG London

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	WAN	Wells Fargo Bank, N.A.- FICC Rep

FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

DOP	Dominican Peso	NGN	Nigerian Naira	UZS	Uzbekistani Sum

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR006M	6 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFRINDX	Secured Overnight Financing Rate Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFR	Secured Overnight Financing Rate

CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIA	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	HSMMUSTF	HSBC UST Money Market Yield	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

274	PIMCO BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Climate Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0280	$0.0000	$0.0000	$0.0280

November 2025	$0.0241	$0.0000	$0.0000	$0.0241

December 2025	$0.0270	$0.0000	$0.0000	$0.0270

January 2026	$0.0237	$0.0000	$0.0000	$0.0237

February 2026	$0.0225	$0.0000	$0.0000	$0.0225

March 2026	$0.0244	$0.0000	$0.0000	$0.0244

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0272	$0.0000	$0.0000	$0.0272

November 2025	$0.0234	$0.0000	$0.0000	$0.0234

December 2025	$0.0262	$0.0000	$0.0000	$0.0262

January 2026	$0.0229	$0.0000	$0.0000	$0.0229

February 2026	$0.0218	$0.0000	$0.0000	$0.0218

March 2026	$0.0237	$0.0000	$0.0000	$0.0237

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0268	$0.0000	$0.0000	$0.0268

November 2025	$0.0231	$0.0000	$0.0000	$0.0231

December 2025	$0.0258	$0.0000	$0.0000	$0.0258

January 2026	$0.0225	$0.0000	$0.0000	$0.0225

February 2026	$0.0214	$0.0000	$0.0000	$0.0214

March 2026	$0.0233	$0.0000	$0.0000	$0.0233

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0247	$0.0000	$0.0000	$0.0247

November 2025	$0.0213	$0.0000	$0.0000	$0.0213

December 2025	$0.0238	$0.0000	$0.0000	$0.0238

January 2026	$0.0206	$0.0000	$0.0000	$0.0206

February 2026	$0.0197	$0.0000	$0.0000	$0.0197

March 2026	$0.0215	$0.0000	$0.0000	$0.0215

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0185	$0.0000	$0.0000	$0.0185

November 2025	$0.0161	$0.0000	$0.0000	$0.0161

December 2025	$0.0178	$0.0000	$0.0000	$0.0178

January 2026	$0.0149	$0.0000	$0.0000	$0.0149

February 2026	$0.0145	$0.0000	$0.0000	$0.0145

March 2026	$0.0160	$0.0000	$0.0000	$0.0160

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	275

Distribution Information	(Cont.)

PIMCO Dynamic Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0525	$0.0000	$0.0000	$0.0525

November 2025	$0.0424	$0.0000	$0.0000	$0.0424

December 2025	$0.0491	$0.0000	$0.0000	$0.0491

January 2026	$0.0412	$0.0000	$0.0000	$0.0412

February 2026	$0.0419	$0.0000	$0.0000	$0.0419

March 2026	$0.0474	$0.0000	$0.0000	$0.0474

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0516	$0.0000	$0.0000	$0.0516

November 2025	$0.0416	$0.0000	$0.0000	$0.0416

December 2025	$0.0482	$0.0000	$0.0000	$0.0482

January 2026	$0.0403	$0.0000	$0.0000	$0.0403

February 2026	$0.0411	$0.0000	$0.0000	$0.0411

March 2026	$0.0465	$0.0000	$0.0000	$0.0465

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0511	$0.0000	$0.0000	$0.0511

November 2025	$0.0412	$0.0000	$0.0000	$0.0412

December 2025	$0.0477	$0.0000	$0.0000	$0.0477

January 2026	$0.0399	$0.0000	$0.0000	$0.0399

February 2026	$0.0407	$0.0000	$0.0000	$0.0407

March 2026	$0.0461	$0.0000	$0.0000	$0.0461

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0488	$0.0000	$0.0000	$0.0488

November 2025	$0.0392	$0.0000	$0.0000	$0.0392

December 2025	$0.0455	$0.0000	$0.0000	$0.0455

January 2026	$0.0377	$0.0000	$0.0000	$0.0377

February 2026	$0.0387	$0.0000	$0.0000	$0.0387

March 2026	$0.0440	$0.0000	$0.0000	$0.0440

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0418	$0.0000	$0.0000	$0.0418

November 2025	$0.0333	$0.0000	$0.0000	$0.0333

December 2025	$0.0387	$0.0000	$0.0000	$0.0387

January 2026	$0.0311	$0.0000	$0.0000	$0.0311

February 2026	$0.0327	$0.0000	$0.0000	$0.0327

March 2026	$0.0378	$0.0000	$0.0000	$0.0378

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0465	$0.0000	$0.0000	$0.0465

November 2025	$0.0373	$0.0000	$0.0000	$0.0373

December 2025	$0.0432	$0.0000	$0.0000	$0.0432

January 2026	$0.0355	$0.0000	$0.0000	$0.0355

February 2026	$0.0367	$0.0000	$0.0000	$0.0367

March 2026	$0.0419	$0.0000	$0.0000	$0.0419

276	PIMCO BOND FUNDS

(Unaudited)

PIMCO Extended Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0391	$0.0000	$0.0000	$0.0391

November 2025	$0.0341	$0.0000	$0.0000	$0.0341

December 2025	$0.0425	$0.0000	$0.0000	$0.0425

January 2026	$0.0374	$0.0000	$0.0000	$0.0374

February 2026	$0.0371	$0.0000	$0.0000	$0.0371

March 2026	$0.0456	$0.0000	$0.0000	$0.0456

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0379	$0.0000	$0.0000	$0.0379

November 2025	$0.0331	$0.0000	$0.0000	$0.0331

December 2025	$0.0414	$0.0000	$0.0000	$0.0414

January 2026	$0.0363	$0.0000	$0.0000	$0.0363

February 2026	$0.0360	$0.0000	$0.0000	$0.0360

March 2026	$0.0445	$0.0000	$0.0000	$0.0445
PIMCO GNMA and Government Securities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0375	$0.0000	$0.0000	$0.0375

November 2025	$0.0322	$0.0000	$0.0000	$0.0322

December 2025	$0.0375	$0.0000	$0.0000	$0.0375

January 2026	$0.0340	$0.0000	$0.0000	$0.0340

February 2026	$0.0335	$0.0000	$0.0000	$0.0335

March 2026	$0.0322	$0.0000	$0.0000	$0.0322

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0366	$0.0000	$0.0000	$0.0366

November 2025	$0.0315	$0.0000	$0.0000	$0.0315

December 2025	$0.0367	$0.0000	$0.0000	$0.0367

January 2026	$0.0332	$0.0000	$0.0000	$0.0332

February 2026	$0.0328	$0.0000	$0.0000	$0.0328

March 2026	$0.0314	$0.0000	$0.0000	$0.0314

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0362	$0.0000	$0.0000	$0.0362

November 2025	$0.0311	$0.0000	$0.0000	$0.0311

December 2025	$0.0363	$0.0000	$0.0000	$0.0363

January 2026	$0.0328	$0.0000	$0.0000	$0.0328

February 2026	$0.0324	$0.0000	$0.0000	$0.0324

March 2026	$0.0310	$0.0000	$0.0000	$0.0310

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	277

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0340	$0.0000	$0.0000	$0.0340

November 2025	$0.0293	$0.0000	$0.0000	$0.0293

December 2025	$0.0342	$0.0000	$0.0000	$0.0342

January 2026	$0.0307	$0.0000	$0.0000	$0.0307

February 2026	$0.0306	$0.0000	$0.0000	$0.0306

March 2026	$0.0291	$0.0000	$0.0000	$0.0291

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0275	$0.0000	$0.0000	$0.0275

November 2025	$0.0238	$0.0000	$0.0000	$0.0238

December 2025	$0.0279	$0.0000	$0.0000	$0.0279

January 2026	$0.0247	$0.0000	$0.0000	$0.0247

February 2026	$0.0251	$0.0000	$0.0000	$0.0251

March 2026	$0.0232	$0.0000	$0.0000	$0.0232
PIMCO Investment Grade Credit Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0394	$0.0000	$0.0002	$0.0396

November 2025	$0.0333	$0.0000	$0.0000	$0.0333

December 2025	$0.0387	$0.0000	$0.0000	$0.0387

January 2026	$0.0377	$0.0000	$0.0000	$0.0377

February 2026	$0.0350	$0.0000	$0.0000	$0.0350

March 2026	$0.0377	$0.0000	$0.0000	$0.0377

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0386	$0.0000	$0.0002	$0.0388

November 2025	$0.0326	$0.0000	$0.0000	$0.0326

December 2025	$0.0379	$0.0000	$0.0000	$0.0379

January 2026	$0.0370	$0.0000	$0.0000	$0.0370

February 2026	$0.0342	$0.0000	$0.0000	$0.0342

March 2026	$0.0369	$0.0000	$0.0000	$0.0369

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0382	$0.0000	$0.0002	$0.0384

November 2025	$0.0322	$0.0000	$0.0000	$0.0322

December 2025	$0.0375	$0.0000	$0.0000	$0.0375

January 2026	$0.0366	$0.0000	$0.0000	$0.0366

February 2026	$0.0339	$0.0000	$0.0000	$0.0339

March 2026	$0.0365	$0.0000	$0.0000	$0.0365

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0374	$0.0000	$0.0001	$0.0375

November 2025	$0.0315	$0.0000	$0.0000	$0.0315

December 2025	$0.0367	$0.0000	$0.0000	$0.0367

January 2026	$0.0358	$0.0000	$0.0000	$0.0358

February 2026	$0.0332	$0.0000	$0.0000	$0.0332

March 2026	$0.0358	$0.0000	$0.0000	$0.0358

278	PIMCO BOND FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0361	$0.0000	$0.0001	$0.0362

November 2025	$0.0304	$0.0000	$0.0000	$0.0304

December 2025	$0.0355	$0.0000	$0.0000	$0.0355

January 2026	$0.0346	$0.0000	$0.0000	$0.0346

February 2026	$0.0321	$0.0000	$0.0000	$0.0321

March 2026	$0.0347	$0.0000	$0.0000	$0.0347

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0298	$0.0000	$0.0001	$0.0299

November 2025	$0.0250	$0.0000	$0.0000	$0.0250

December 2025	$0.0294	$0.0000	$0.0000	$0.0294

January 2026	$0.0287	$0.0000	$0.0000	$0.0287

February 2026	$0.0268	$0.0000	$0.0000	$0.0268

March 2026	$0.0291	$0.0000	$0.0000	$0.0291
PIMCO Long Duration Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0295	$0.0000	$0.0000	$0.0295

November 2025	$0.0256	$0.0000	$0.0000	$0.0256

December 2025	$0.0294	$0.0000	$0.0000	$0.0294

January 2026	$0.0252	$0.0000	$0.0000	$0.0252

February 2026	$0.0259	$0.0000	$0.0000	$0.0259

March 2026	$0.0292	$0.0000	$0.0000	$0.0292

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0288	$0.0000	$0.0000	$0.0288

November 2025	$0.0250	$0.0000	$0.0000	$0.0250

December 2025	$0.0288	$0.0000	$0.0000	$0.0288

January 2026	$0.0246	$0.0000	$0.0000	$0.0246

February 2026	$0.0254	$0.0000	$0.0000	$0.0254

March 2026	$0.0286	$0.0000	$0.0000	$0.0286

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0268	$0.0000	$0.0000	$0.0268

November 2025	$0.0234	$0.0000	$0.0000	$0.0234

December 2025	$0.0269	$0.0000	$0.0000	$0.0269

January 2026	$0.0228	$0.0000	$0.0000	$0.0228

February 2026	$0.0237	$0.0000	$0.0000	$0.0237

March 2026	$0.0268	$0.0000	$0.0000	$0.0268

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0218	$0.0000	$0.0000	$0.0218

November 2025	$0.0191	$0.0000	$0.0000	$0.0191

December 2025	$0.0221	$0.0000	$0.0000	$0.0221

January 2026	$0.0181	$0.0000	$0.0000	$0.0181

February 2026	$0.0194	$0.0000	$0.0000	$0.0194

March 2026	$0.0223	$0.0000	$0.0000	$0.0223

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	279

Distribution Information	(Cont.)

PIMCO Long-Term U.S. Government Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0504	$0.0000	$0.0000	$0.0504

November 2025	$0.0418	$0.0000	$0.0000	$0.0418

December 2025	$0.0494	$0.0000	$0.0000	$0.0494

January 2026	$0.0431	$0.0000	$0.0000	$0.0431

February 2026	$0.0434	$0.0000	$0.0000	$0.0434

March 2026	$0.0509	$0.0000	$0.0000	$0.0509

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0491	$0.0000	$0.0000	$0.0491

November 2025	$0.0407	$0.0000	$0.0000	$0.0407

December 2025	$0.0481	$0.0000	$0.0000	$0.0481

January 2026	$0.0418	$0.0000	$0.0000	$0.0418

February 2026	$0.0423	$0.0000	$0.0000	$0.0423

March 2026	$0.0497	$0.0000	$0.0000	$0.0497

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0458	$0.0000	$0.0000	$0.0458

November 2025	$0.0379	$0.0000	$0.0000	$0.0379

December 2025	$0.0450	$0.0000	$0.0000	$0.0450

January 2026	$0.0389	$0.0000	$0.0000	$0.0389

February 2026	$0.0396	$0.0000	$0.0000	$0.0396

March 2026	$0.0469	$0.0000	$0.0000	$0.0469

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0361	$0.0000	$0.0000	$0.0361

November 2025	$0.0297	$0.0000	$0.0000	$0.0297

December 2025	$0.0358	$0.0000	$0.0000	$0.0358

January 2026	$0.0299	$0.0000	$0.0000	$0.0299

February 2026	$0.0314	$0.0000	$0.0000	$0.0314

March 2026	$0.0383	$0.0000	$0.0000	$0.0383
PIMCO Low Duration Opportunities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0472	$0.0000	$0.0000	$0.0472

November 2025	$0.0391	$0.0000	$0.0000	$0.0391

December 2025	$0.0425	$0.0000	$0.0000	$0.0425

January 2026	$0.0364	$0.0000	$0.0000	$0.0364

February 2026	$0.0371	$0.0000	$0.0000	$0.0371

March 2026	$0.0411	$0.0000	$0.0000	$0.0411

280	PIMCO BOND FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0462	$0.0000	$0.0000	$0.0462

November 2025	$0.0382	$0.0000	$0.0000	$0.0382

December 2025	$0.0415	$0.0000	$0.0000	$0.0415

January 2026	$0.0355	$0.0000	$0.0000	$0.0355

February 2026	$0.0362	$0.0000	$0.0000	$0.0362

March 2026	$0.0402	$0.0000	$0.0000	$0.0402

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0433	$0.0000	$0.0000	$0.0433

November 2025	$0.0357	$0.0000	$0.0000	$0.0357

December 2025	$0.0387	$0.0000	$0.0000	$0.0387

January 2026	$0.0327	$0.0000	$0.0000	$0.0327

February 2026	$0.0337	$0.0000	$0.0000	$0.0337

March 2026	$0.0375	$0.0000	$0.0000	$0.0375

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0359	$0.0000	$0.0000	$0.0359

November 2025	$0.0295	$0.0000	$0.0000	$0.0295

December 2025	$0.0315	$0.0000	$0.0000	$0.0315

January 2026	$0.0257	$0.0000	$0.0000	$0.0257

February 2026	$0.0274	$0.0000	$0.0000	$0.0274

March 2026	$0.0309	$0.0000	$0.0000	$0.0309
PIMCO Moderate Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0382	$0.0000	$0.0000	$0.0382

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0389	$0.0000	$0.0000	$0.0389

January 2026	$0.0295	$0.0000	$0.0000	$0.0295

February 2026	$0.0316	$0.0000	$0.0000	$0.0316

March 2026	$0.0349	$0.0000	$0.0000	$0.0349

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0374	$0.0000	$0.0000	$0.0374

November 2025	$0.0310	$0.0000	$0.0000	$0.0310

December 2025	$0.0380	$0.0000	$0.0000	$0.0380

January 2026	$0.0287	$0.0000	$0.0000	$0.0287

February 2026	$0.0309	$0.0000	$0.0000	$0.0309

March 2026	$0.0342	$0.0000	$0.0000	$0.0342

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	281

Distribution Information	(Cont.)

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0475	$0.0000	$0.0000	$0.0475

November 2025	$0.0403	$0.0000	$0.0000	$0.0403

December 2025	$0.0448	$0.0000	$0.0000	$0.0448

January 2026	$0.0428	$0.0000	$0.0000	$0.0428

February 2026	$0.0386	$0.0000	$0.0000	$0.0386

March 2026	$0.0417	$0.0000	$0.0000	$0.0417

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0465	$0.0000	$0.0000	$0.0465

November 2025	$0.0398	$0.0000	$0.0000	$0.0398

December 2025	$0.0439	$0.0000	$0.0000	$0.0439

January 2026	$0.0422	$0.0000	$0.0000	$0.0422

February 2026	$0.0381	$0.0000	$0.0000	$0.0381

March 2026	$0.0411	$0.0000	$0.0000	$0.0411

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0462	$0.0000	$0.0000	$0.0462

November 2025	$0.0395	$0.0000	$0.0000	$0.0395

December 2025	$0.0435	$0.0000	$0.0000	$0.0435

January 2026	$0.0415	$0.0000	$0.0000	$0.0415

February 2026	$0.0375	$0.0000	$0.0000	$0.0375

March 2026	$0.0405	$0.0000	$0.0000	$0.0405

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0442	$0.0000	$0.0000	$0.0442

November 2025	$0.0375	$0.0000	$0.0000	$0.0375

December 2025	$0.0416	$0.0000	$0.0000	$0.0416

January 2026	$0.0397	$0.0000	$0.0000	$0.0397

February 2026	$0.0358	$0.0000	$0.0000	$0.0358

March 2026	$0.0387	$0.0000	$0.0000	$0.0387

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0376	$0.0000	$0.0000	$0.0376

November 2025	$0.0322	$0.0000	$0.0000	$0.0322

December 2025	$0.0352	$0.0000	$0.0000	$0.0352

January 2026	$0.0338	$0.0000	$0.0000	$0.0338

February 2026	$0.0302	$0.0000	$0.0000	$0.0302

March 2026	$0.0327	$0.0000	$0.0000	$0.0327

282	PIMCO BOND FUNDS

(Unaudited)

PIMCO Total Return ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0273	$0.0000	$0.0000	$0.0273

November 2025	$0.0238	$0.0000	$0.0000	$0.0238

December 2025	$0.0266	$0.0000	$0.0000	$0.0266

January 2026	$0.0234	$0.0000	$0.0000	$0.0234

February 2026	$0.0245	$0.0000	$0.0000	$0.0245

March 2026	$0.0253	$0.0000	$0.0000	$0.0253

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0265	$0.0000	$0.0000	$0.0265

November 2025	$0.0232	$0.0000	$0.0000	$0.0232

December 2025	$0.0260	$0.0000	$0.0000	$0.0260

January 2026	$0.0228	$0.0000	$0.0000	$0.0228

February 2026	$0.0239	$0.0000	$0.0000	$0.0239

March 2026	$0.0247	$0.0000	$0.0000	$0.0247

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0262	$0.0000	$0.0000	$0.0262

November 2025	$0.0229	$0.0000	$0.0000	$0.0229

December 2025	$0.0256	$0.0000	$0.0000	$0.0256

January 2026	$0.0224	$0.0000	$0.0000	$0.0224

February 2026	$0.0236	$0.0000	$0.0000	$0.0236

March 2026	$0.0243	$0.0000	$0.0000	$0.0243

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0255	$0.0000	$0.0000	$0.0255

November 2025	$0.0223	$0.0000	$0.0000	$0.0223

December 2025	$0.0249	$0.0000	$0.0000	$0.0249

January 2026	$0.0218	$0.0000	$0.0000	$0.0218

February 2026	$0.0230	$0.0000	$0.0000	$0.0230

March 2026	$0.0237	$0.0000	$0.0000	$0.0237

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0244	$0.0000	$0.0000	$0.0244

November 2025	$0.0214	$0.0000	$0.0000	$0.0214

December 2025	$0.0239	$0.0000	$0.0000	$0.0239

January 2026	$0.0208	$0.0000	$0.0000	$0.0208

February 2026	$0.0221	$0.0000	$0.0000	$0.0221

March 2026	$0.0227	$0.0000	$0.0000	$0.0227

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0191	$0.0000	$0.0000	$0.0191

November 2025	$0.0169	$0.0000	$0.0000	$0.0169

December 2025	$0.0187	$0.0000	$0.0000	$0.0187

January 2026	$0.0157	$0.0000	$0.0000	$0.0157

February 2026	$0.0175	$0.0000	$0.0000	$0.0175

March 2026	$0.0179	$0.0000	$0.0000	$0.0179

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	283

Distribution Information	(Cont.)

PIMCO Total Return Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0294	$0.0000	$0.0000	$0.0294

November 2025	$0.0254	$0.0000	$0.0000	$0.0254

December 2025	$0.0296	$0.0000	$0.0000	$0.0296

January 2026	$0.0220	$0.0000	$0.0000	$0.0220

February 2026	$0.0249	$0.0000	$0.0000	$0.0249

March 2026	$0.0274	$0.0000	$0.0000	$0.0274

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0286	$0.0000	$0.0000	$0.0286

November 2025	$0.0247	$0.0000	$0.0000	$0.0247

December 2025	$0.0289	$0.0000	$0.0000	$0.0289

January 2026	$0.0212	$0.0000	$0.0000	$0.0212

February 2026	$0.0243	$0.0000	$0.0000	$0.0243

March 2026	$0.0267	$0.0000	$0.0000	$0.0267
PIMCO Total Return Fund IV

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0348	$0.0000	$0.0000	$0.0348

November 2025	$0.0296	$0.0000	$0.0000	$0.0296

December 2025	$0.0353	$0.0000	$0.0000	$0.0353

January 2026	$0.0301	$0.0000	$0.0000	$0.0301

February 2026	$0.0304	$0.0000	$0.0000	$0.0304

March 2026	$0.0371	$0.0000	$0.0000	$0.0371

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0317	$0.0000	$0.0000	$0.0317

November 2025	$0.0270	$0.0000	$0.0000	$0.0270

December 2025	$0.0323	$0.0000	$0.0000	$0.0323

January 2026	$0.0272	$0.0000	$0.0000	$0.0272

February 2026	$0.0278	$0.0000	$0.0000	$0.0278

March 2026	$0.0343	$0.0000	$0.0000	$0.0343
PIMCO Total Return Fund V

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0417	$0.0000	$0.0000	$0.0417

November 2025	$0.0357	$0.0000	$0.0000	$0.0357

December 2025	$0.0390	$0.0000	$0.0000	$0.0390

January 2026	$0.0344	$0.0000	$0.0000	$0.0344

February 2026	$0.0346	$0.0000	$0.0000	$0.0346

March 2026	$0.0365	$0.0000	$0.0000	$0.0365

284	PIMCO BOND FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0000	$0.0000	$0.0000	$0.0000

November 2025	$0.0327	$0.0000	$0.0000	$0.0327

December 2025	$0.0355	$0.0000	$0.0000	$0.0355

January 2026	$0.0311	$0.0000	$0.0000	$0.0311

February 2026	$0.0325	$0.0000	$0.0000	$0.0325

March 2026	$0.0333	$0.0000	$0.0000	$0.0333

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	285

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Climate Bond Fund	0.00%	1.38%	$546	$0

PIMCO Dynamic Bond Fund	0.00%	0.00%	58,081	0

PIMCO Extended Duration Fund	0.00%	0.00%	12,853	0

PIMCO GNMA and Government Securities Fund	0.00%	0.00%	49,395	0

PIMCO Investment Grade Credit Bond Fund	0.00%	7.66%	366,762	0

PIMCO Long Duration Total Return Fund	0.00%	0.00%	70,328	0

PIMCO Long-Term U.S. Government Fund	0.00%	0.00%	26,787	0

PIMCO Low Duration Opportunities Fund	0.00%	1.00%	1,895	0

PIMCO Moderate Duration Fund	0.00%	0.00%	51,128	0

PIMCO Mortgage Opportunities and Bond Fund	0.00%	0.00%	629,471	0

PIMCO Total Return ESG Fund	0.00%	0.00%	44,088	0

PIMCO Total Return Fund II	0.00%	0.00%	19,810	0

PIMCO Total Return Fund IV	0.00%	3.36%	9,148	0

PIMCO Total Return Fund V	0.00%	0.00%	9,015	1,189

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

286	PIMCO BOND FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	287

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

288	PIMCO BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	289

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSBONDFSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)   Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)   Not applicable for open-end investment companies.

(a)(3)   Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)   Not applicable to the Registrant.

(a)(5)   There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)   Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds
By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	June 1, 2026